July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.0%
Virgin Australia Holdings Ltd.(a)	1,371,516	$ 2,776,425
Cayman Islands — 0.1%
Accelerant Holdings, Class A(a)	239,534	6,596,766
China(a) — 0.3%
Contemporary Amperex Technology Co. Ltd., Class H	170,400	8,817,386
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	655,600	6,585,231
Lens Technology Co. Ltd., Class H	630,600	1,601,804
Nanjing Leads Biolabs Co. Ltd., Class H	66,200	608,450
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	908,900	3,027,737
		20,640,608
Israel — 0.3%
Etoro Group Ltd., Class A(a)	257,021	15,410,979
Thailand — 0.1%
IFBH Ltd.(a)	632,600	2,949,447
United States — 1.6%
Caris Life Sciences, Inc.(a)	32,517	913,077
Chime Financial, Inc., Class A(a)	151,452	5,211,463
Citigroup, Inc.	255,000	23,893,500
Figma, Inc., Class A(a)	23,240	2,684,220
Hinge Health, Inc., Class A(a)	111,670	5,019,567
MNTN, Inc., Class A(a)	121,634	3,425,214
Netflix, Inc.(a)	27,000	31,303,800
NIQ Global Intelligence PLC(a)	222,000	4,093,680
Palantir Technologies, Inc., Class A(a)	4	633
Procter & Gamble Co.	74,000	11,134,780
Slide Insurance Holdings, Inc.(a)	260,878	4,904,507
Voyager Technologies, Inc., Class A(a)	8,962	358,659
		92,943,100
Total Common Stocks — 2.4% (Cost: $92,802,498)		141,317,325
Preferred Securities
Preferred Stocks — 0.0%(a)(b)
United States — 0.0%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	2,497,006
		2,497,014
Total Preferred Securities — 0.0% (Cost: $3,250,010)		2,497,014

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Notes(e)
(3-mo. U.S. Treasury money market yield + 0.10%), 4.38%, 01/31/27(d)	$87,885	$ 87,867,851
(3-mo. U.S. Treasury money market yield + 0.16%), 4.44%, 07/31/27	30,000	30,036,100
(3-mo. U.S. Treasury money market yield + 0.25%), 4.50%, 01/31/26	47,165	47,211,656
Total U.S. Treasury Obligations — 2.8% (Cost: $165,055,622)		165,115,607
Total Long-Term Investments — 5.2% (Cost: $261,108,130)		308,929,946

Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	4,370,994	4,370,994

	Par (000)
U.S. Government Sponsored Agency Securities — 0.5%
Federal Home Loan Bank
0.01%, 12/02/25	12,855	12,855,000
1.00%, 12/03/25	19,285	19,285,000
		32,140,000
U.S. Treasury Obligations — 93.9%
U.S. Treasury Bills
4.28%, 08/05/25(h)	$15,800	15,792,422
4.43%, 08/07/25(h)	79,900	79,843,160
4.34%, 08/12/25(h)	156,230	156,025,925
4.41%, 08/14/25(h)	170,810	170,545,927
4.39%, 08/19/25(h)	180,300	179,913,617
4.34%, 08/21/25(h)	367,000	366,124,092
4.40%, 08/26/25(h)	219,105	218,451,132
4.34%, 08/28/25(h)	341,800	340,700,898
4.36%, 09/02/25(h)	357,200	355,842,322
4.33%, 09/04/25(h)	504,100	502,063,743
4.35%, 09/09/25(h)	384,378	382,595,659
4.33%, 09/11/25(h)	100,000	99,511,701
4.35%, 09/16/25(h)	502,100	499,362,410
4.34%, 09/18/25(h)	244,335	242,945,848
4.35%, 09/23/25(h)	257,000	255,377,777
4.26%, 09/25/25(h)	22,392	22,244,219
4.32%, 09/30/25(h)	161,822	160,680,759
4.34%, 10/02/25(h)	209,455	207,922,236
4.33%, 10/07/25(h)	104,000	103,177,063
4.32%, 10/14/25(h)	93,500	92,685,312
4.25%, 10/23/25(h)	5,200	5,149,152
4.31%, 10/28/25(h)	41,900	41,466,088
4.24%, 10/30/25(h)	27,600	27,307,474
4.30%, 11/04/25(h)	30,000	29,666,006

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills (continued)
4.23%, 11/06/25(h)	$13,173	$ 13,023,934
4.35%, 11/12/25(h)	196,300	193,921,939
4.34%, 11/18/25	5,200	5,133,303
4.34%, 11/25/25(h)	63,156	62,294,732
4.31%, 11/28/25(h)	27,500	27,117,057
4.33%, 12/02/25(h)	49,895	49,197,971
4.30%, 12/04/25(h)	30,677	30,230,488
4.30%, 12/11/25(h)	37,800	37,223,978
4.30%, 12/18/25(h)	53,000	52,146,349
4.26%, 12/26/25(h)	59,100	58,090,959
4.27%, 01/15/26(h)	10,300	10,101,821
4.26%, 01/22/26(h)	5,200	5,096,002
4.27%, 01/29/26(h)	10,800	10,575,741
4.14%, 03/19/26(h)	60,200	58,640,498
4.11%, 05/14/26(h)	36,147	34,993,421
4.12%, 06/11/26(h)	38,251	36,923,955
U.S. Treasury Notes
(3-mo. U.S. Treasury money market yield + 0.17%), 4.48%, 10/31/25(e)	15,182	15,187,848
4.44%, 11/30/25	1,100	1,085,554
4.21%, 12/31/25	2,800	2,798,895
4.11%, 02/28/26	2,400	2,347,519
4.12%, 02/28/26	2,900	2,904,599
(3-mo. U.S. Treasury money market yield + 0.15%), 4.43%, 04/30/26(e)	20,300	20,315,665
4.02%, 05/15/26	5,800	5,685,614
4.16%, 06/30/26	7,700	7,727,431
(3-mo. U.S. Treasury money market yield + 0.18%), 4.49%, 07/31/26(d)(e)	43,370	43,415,929
(3-mo. U.S. Treasury money market yield + 0.21%), 4.43%, 10/31/26(d)(e)	40,200	40,243,894
(3-mo. U.S. Treasury money market yield + 0.16%), 4.44%, 04/30/27(d)(e)	222,520	222,651,534
		5,604,471,572
Total Short-Term Securities — 94.5% (Cost: $5,641,040,221)		5,640,982,566
Options Purchased — 0.1% (Cost: $10,970,312)		6,003,430
Total Investments Before Options Written — 99.8% (Cost: $5,913,118,663)		5,955,915,942
Options Written — (0.1)% (Premiums Received: $(6,115,199))		(3,078,060)
Total Investments, Net of Options Written — 99.7% (Cost: $5,907,003,464)		5,952,837,882
Other Assets Less Liabilities — 0.3%		15,233,165
Net Assets — 100.0%		$ 5,968,071,047

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,497,006, representing less than 0.05% of its net assets as of period end, and an original cost of $1,500,001.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,564,679	$ —	$ (10,193,685)(a)	$ —	$ —	$ 4,370,994	4,370,994	$ 193,784	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	130	09/11/25	$ 25,143	$ 134,442
S&P/TSE 60 Index	355	09/18/25	83,078	403,598
10-Year U.S. Treasury Note	3,023	09/19/25	335,789	19,229
DAX Index	132	09/19/25	90,691	(905,275)
E-mini Russell 2000 Index	5	09/19/25	555	(13,812)
Euro Stoxx 50 Index	112	09/19/25	6,825	(82,036)
FTSE/MIB Index	258	09/19/25	60,520	1,462,406
NASDAQ 100 E-Mini Index	4	09/19/25	1,869	43,887
S&P 500 E-Mini Index	1,229	09/19/25	391,698	9,887,711
S&P 500 Annual Dividend Index	534	12/19/25	10,500	128,697
				11,078,847
Short Contracts
CAC 40 Index	1,285	08/15/25	113,822	1,305,677
IBEX 35 Index	265	08/15/25	43,584	(634,432)
OMX Stockholm 30 Index	3,563	08/15/25	93,805	(911,037)
CBOE Volatility Index	2,542	08/20/25	45,646	4,197,326
MSCI Singapore Index	466	08/28/25	15,095	204,742
10-Year Japanese Government Treasury Bonds	48	09/12/25	43,935	(3,581)
SPI 200 Index	64	09/18/25	8,949	(3,688)
FTSE 100 Index	604	09/19/25	72,537	(977,165)
5-Year U.S. Treasury Note	5,675	09/30/25	614,008	727,257
S&P 500 Annual Dividend Index	84	12/18/26	1,653	(12,458)
				3,892,641
				$ 14,971,488
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	15,000	EUR	16,182	HSBC Bank PLC	09/17/25	$ 46
CHF	1,530,000	EUR	1,650,322	JPMorgan Chase Bank N.A.	09/17/25	4,995
CHF	2,416,000	EUR	2,593,257	UBS AG	09/17/25	22,470
EUR	407,617	SEK	4,470,000	Morgan Stanley & Co. International PLC	09/17/25	8,610
SEK	21,903,000	EUR	1,953,740	Barclays Bank PLC	09/17/25	7,691
USD	976,348	AUD	1,483,000	UBS AG	09/17/25	22,533
USD	1,076,012	AUD	1,653,000	UBS AG	09/17/25	12,859
USD	642,871	CAD	878,000	Citibank N.A.	09/17/25	7,755
USD	1,645,098	CAD	2,237,000	Morgan Stanley & Co. International PLC	09/17/25	26,926
USD	327,133	EUR	284,000	Barclays Bank PLC	09/17/25	2,087
USD	2,219,246	EUR	1,885,000	Barclays Bank PLC	09/17/25	61,811

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,431	EUR	46,000	BNP Paribas SA	09/17/25	$ 1,782
USD	92,191	EUR	79,000	BNP Paribas SA	09/17/25	1,773
USD	739,784	EUR	635,000	HSBC Bank PLC	09/17/25	13,009
USD	5,923,325	EUR	5,163,000	HSBC Bank PLC	09/17/25	14,128
USD	6,818,905	EUR	5,760,000	HSBC Bank PLC	09/17/25	226,425
USD	58,357,406	EUR	49,557,000	HSBC Bank PLC	09/17/25	1,638,045
USD	52,333	EUR	45,000	JPMorgan Chase Bank N.A.	09/17/25	829
USD	124,374	EUR	106,000	JPMorgan Chase Bank N.A.	09/17/25	3,054
USD	484,148	EUR	411,000	JPMorgan Chase Bank N.A.	09/17/25	13,747
USD	2,292,049	EUR	1,952,000	JPMorgan Chase Bank N.A.	09/17/25	57,931
USD	66,583,295	EUR	56,448,000	Morgan Stanley & Co. International PLC	09/17/25	1,976,993
USD	1,102,602	GBP	826,000	JPMorgan Chase Bank N.A.	09/17/25	11,278
USD	1,146,132	GBP	834,000	Morgan Stanley & Co. International PLC	09/17/25	44,238
USD	940,787	GBP	698,000	UBS AG	09/17/25	18,578
USD	16,295,488	JPY	2,382,757,000	Barclays Bank PLC	09/17/25	417,160
USD	2,021,679	JPY	295,323,000	HSBC Bank PLC	09/17/25	53,691
USD	4,668,011	JPY	690,968,000	JPMorgan Chase Bank N.A.	09/17/25	63,506
USD	826,320	JPY	118,254,000	Morgan Stanley & Co. International PLC	09/17/25	38,294
USD	1,322,111	JPY	188,462,000	Morgan Stanley & Co. International PLC	09/17/25	66,229
USD	899,263	SGD	1,141,000	Bank of America N.A.	09/17/25	17,515
USD	1,218,723	SGD	1,559,000	HSBC Bank PLC	09/17/25	13,951
USD	986,356	ZAR	17,758,000	Barclays Bank PLC	09/17/25	14,463
USD	653,690	ZAR	11,693,000	Morgan Stanley & Co. International PLC	09/17/25	13,734
						4,898,136
AUD	659,000	USD	429,959	JPMorgan Chase Bank N.A.	09/17/25	(6,113)
CAD	467,000	USD	341,610	BNP Paribas SA	09/17/25	(3,797)
EUR	1,146,177	CHF	1,068,000	HSBC Bank PLC	09/17/25	(10,138)
EUR	1,663,651	CHF	1,544,000	Morgan Stanley & Co. International PLC	09/17/25	(7,069)
EUR	3,368,354	CHF	3,132,000	Morgan Stanley & Co. International PLC	09/17/25	(21,614)
EUR	459,846	SEK	5,189,000	Bank of America N.A.	09/17/25	(5,269)
EUR	1,846,844	SEK	20,644,000	Bank of America N.A.	09/17/25	(1,062)
EUR	1,720,360	SEK	19,241,000	Morgan Stanley & Co. International PLC	09/17/25	(2,099)
EUR	10,525,000	USD	12,392,251	Bank of America N.A.	09/17/25	(346,096)
EUR	71,801,000	USD	84,269,962	Bank of America N.A.	09/17/25	(2,091,726)
EUR	150,000	USD	171,819	Barclays Bank PLC	09/17/25	(139)
EUR	272,000	USD	316,409	Barclays Bank PLC	09/17/25	(5,097)
EUR	98,000	USD	115,764	BNP Paribas SA	09/17/25	(3,600)
EUR	99,000	USD	114,696	BNP Paribas SA	09/17/25	(1,387)
EUR	186,000	USD	219,785	BNP Paribas SA	09/17/25	(6,903)
EUR	343,000	USD	404,716	BNP Paribas SA	09/17/25	(12,143)
EUR	1,277,000	USD	1,499,679	BNP Paribas SA	09/17/25	(38,117)
EUR	124,711,000	USD	143,351,428	Citibank N.A.	09/17/25	(616,230)
EUR	175,000	USD	206,266	HSBC Bank PLC	09/17/25	(5,974)
EUR	176,000	USD	207,052	HSBC Bank PLC	09/17/25	(5,615)
EUR	204,000	USD	238,689	HSBC Bank PLC	09/17/25	(5,205)
EUR	262,000	USD	308,543	HSBC Bank PLC	09/17/25	(8,677)
EUR	264,000	USD	312,950	HSBC Bank PLC	09/17/25	(10,795)
EUR	684,491	USD	787,046	HSBC Bank PLC	09/17/25	(3,627)
EUR	1,961,000	USD	2,296,403	Morgan Stanley & Co. International PLC	09/17/25	(51,984)
GBP	540,000	USD	723,336	BNP Paribas SA	09/17/25	(9,879)
JPY	4,240,312,715	USD	29,579,871	Barclays Bank PLC	09/17/25	(1,323,076)
JPY	176,405,000	USD	1,200,976	BNP Paribas SA	09/17/25	(25,440)
JPY	41,544,000	USD	281,034	JPMorgan Chase Bank N.A.	09/17/25	(4,192)
JPY	138,553,000	USD	938,518	JPMorgan Chase Bank N.A.	09/17/25	(15,222)
SEK	9,779,000	EUR	878,415	Morgan Stanley & Co. International PLC	09/17/25	(3,583)
SGD	586,000	USD	457,981	Barclays Bank PLC	09/17/25	(5,129)
						(4,656,997)
						$ 241,139
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPX Volatility Index	50,000	08/20/25	USD	25.00	USD	83,600	$ 4,250,000
Russell 2000 Index	1,354	08/29/25	USD	2,335.00	USD	299,457	1,753,430
							$ 6,003,430
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPX Volatility Index	50,000	08/20/25	USD	30.00	USD	83,600	$ (2,550,000)
Russell 2000 Index	1,354	08/29/25	USD	2,415.00	USD	299,457	(528,060)
							$ (3,078,060)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	At Termination	Amsterdam Index Future August 2025	At Termination	HSBC Bank PLC	N/A	08/15/25	EUR	7,928	$ (27,129)	$ —	$ (27,129)
Fixed, 0.00%	At Termination	Amsterdam Index Future August 2025	At Termination	HSBC Bank PLC	N/A	08/15/25	EUR	9,280	(135,922)	—	(135,922)
1-day SOFR, 4.39%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	N/A	08/28/25	USD	34,881	(2,870)	—	(2,870)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	8,390	(146,990)	—	(146,990)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	8,031	(141,802)	—	(141,802)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	2,245	(595)	—	(595)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	4,899	(67,220)	—	(67,220)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	1,802	(36,081)	—	(36,081)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	5,505	(86,354)	—	(86,354)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	1,076	(15,932)	—	(15,932)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	1,549	(16,577)	—	(16,577)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	2,256	(14,327)	—	(14,327)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	3,123	(62,710)	—	(62,710)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	840	$ (15,790)	$ —	$ (15,790)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	2,395	(39,296)	—	(39,296)
Fixed, 0.00%	At Termination	Swiss Market Index Future September 2025	At Termination	HSBC Bank PLC	N/A	09/19/25	CHF	8,346	(92,458)	—	(92,458)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2025	At Termination	HSBC Bank PLC	N/A	12/18/25	GBP	2,803	(38,551)	—	(38,551)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2025	At Termination	HSBC Bank PLC	N/A	12/18/25	GBP	1,194	(7,174)	—	(7,174)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2025	At Termination	HSBC Bank PLC	N/A	12/18/25	GBP	1,210	(3,593)	—	(3,593)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2025	At Termination	Morgan Stanley & Co. International PLC	N/A	12/18/25	GBP	1,080	(23,605)	—	(23,605)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2025	At Termination	Morgan Stanley & Co. International PLC	N/A	12/18/25	GBP	1,018	(6,379)	—	(6,379)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2025	At Termination	Morgan Stanley & Co. International PLC	N/A	12/18/25	GBP	1,327	8,793	—	8,793
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2025	At Termination	HSBC Bank PLC	N/A	12/19/25	EUR	3,215	(1,834)	—	(1,834)
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2025	At Termination	HSBC Bank PLC	N/A	12/19/25	EUR	1,468	(1,854)	—	(1,854)
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2025	At Termination	HSBC Bank PLC	N/A	12/19/25	EUR	1,189	(2,321)	—	(2,321)
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2025	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	EUR	264	195	—	195
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2025	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	EUR	1,160	11,802	—	11,802
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2025	At Termination	Morgan Stanley & Co. International PLC	N/A	12/19/25	EUR	1,582	37,483	—	37,483
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future December 2025	At Termination	BNP Paribas SA	N/A	03/31/26	JPY	133,285	133,680	—	133,680
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future December 2025	At Termination	BNP Paribas SA	N/A	03/31/26	JPY	321,640	169,947	—	169,947
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future December 2025	At Termination	BNP Paribas SA	N/A	03/31/26	JPY	194,000	$ 52,387	$ —	$ 52,387
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future December 2025	At Termination	BNP Paribas SA	N/A	03/31/26	JPY	527,800	(18,966)	—	(18,966)
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future December 2025	At Termination	BNP Paribas SA	N/A	03/31/26	JPY	263,340	21,008	—	21,008
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future December 2025	At Termination	JPMorgan Chase Bank N.A.	N/A	03/31/26	JPY	194,400	(3,820)	—	(3,820)
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2026	At Termination	HSBC Bank PLC	N/A	12/17/26	GBP	2,821	177,365	—	177,365
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2026	At Termination	HSBC Bank PLC	N/A	12/17/26	GBP	1,054	40,458	—	40,458
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2026	At Termination	HSBC Bank PLC	N/A	12/17/26	GBP	1,102	25,825	—	25,825
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2026	At Termination	Morgan Stanley & Co. International PLC	N/A	12/17/26	GBP	415	26,534	—	26,534
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2026	At Termination	Morgan Stanley & Co. International PLC	N/A	12/17/26	GBP	1,251	39,224	—	39,224
Fixed, 0.00%	At Termination	FTSE 100 Dividend Index Future December 2026	At Termination	Morgan Stanley & Co. International PLC	N/A	12/17/26	GBP	1,016	46,021	—	46,021
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2026	At Termination	HSBC Bank PLC	N/A	12/18/26	EUR	3,322	68,596	—	68,596
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2026	At Termination	HSBC Bank PLC	N/A	12/18/26	EUR	1,527	33,798	—	33,798
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2026	At Termination	HSBC Bank PLC	N/A	12/18/26	EUR	1,215	26,901	—	26,901
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2026	At Termination	Morgan Stanley & Co. International PLC	N/A	12/18/26	EUR	190	894	—	894
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2026	At Termination	Morgan Stanley & Co. International PLC	N/A	12/18/26	EUR	1,458	(33,366)	—	(33,366)
Fixed, 0.00%	At Termination	Euro Stoxx 50 Dividend Future December 2026	At Termination	Morgan Stanley & Co. International PLC	N/A	12/18/26	EUR	1,145	(20,431)	—	(20,431)
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future March 2027	At Termination	BNP Paribas SA	N/A	03/31/27	JPY	595,840	236,366	—	236,366

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future March 2027	At Termination	BNP Paribas SA	N/A	03/31/27	JPY	562,320	$ 238,249	$ —	$ 238,249
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future March 2027	At Termination	BNP Paribas SA	N/A	03/31/27	JPY	199,625	53,714	—	53,714
Fixed, 0.00%	At Termination	Nikkei Dividend XSIM Future March 2027	At Termination	JPMorgan Chase Bank N.A.	N/A	03/31/27	JPY	252,160	91,034	—	91,034
									$ 476,327	$ —	$ 476,327
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
10X Genomics, Inc., Class A	Barclays Bank PLC	$ 9,054,472	12/23/25	0.20%	1D OBFR01	Monthly	$ 320,636
10X Genomics, Inc., Class A	SG Americas Securities LLC	1,158,495	12/08/25	0.20%	1D OBFR01	Monthly	113,485
1st Source Corp.	Bank of America N.A.	2,537,010	02/15/28	0.20%	1D OBFR01	Monthly	(118,847)
1st Source Corp.	UBS AG	4,285,065	04/21/28	0.20%	1D OBFR01	Monthly	(200,734)
4imprint Group PLC	SG Americas Securities LLC	6,790,695	12/08/25	0.25%	1D SONIA	Monthly	(207,869)
4imprint Group PLC	UBS AG	6,598,904	04/24/28	0.25%	1D SONIA	Monthly	21,958
77 Bank Ltd.	Bank of America N.A.	2,109,259	02/15/28	0.00%	1D P TONA	Monthly	35,780
77 Bank Ltd.	BNP Paribas SA	3,613,931	03/24/27	0.15%	1D TONA	Monthly	61,305
77 Bank Ltd.	Goldman Sachs Bank USA	944,241	08/19/26	0.25%	1D P TONA	Monthly	16,018
A&D HOLON Holdings Co. Ltd.	SG Americas Securities LLC	770,311	12/08/25	0.25%	1D P TONA	Monthly	(15,467)
A10 Networks, Inc.	Barclays Bank PLC	10,486,973	12/23/25	0.20%	1D OBFR01	Monthly	(228,341)
A2A SpA	BNP Paribas SA	3,560,084	08/17/26	0.26%	1D ESTR	Monthly	(84,234)
A2A SpA	BNP Paribas SA	20	03/22/27	0.26%	1D ESTR	Monthly	—
A2A SpA	Goldman Sachs Bank USA	10	08/19/26	0.26%	1D ESTR	Monthly	—
A2A SpA	Goldman Sachs Bank USA	2,621,400	08/19/26	0.26%	1D ESTR	Monthly	(62,024)
A2A SpA	SG Americas Securities LLC	273,438	12/08/25	0.26%	1D ESTR	Monthly	(6,714)
A2A SpA	UBS AG	12	04/18/28	0.26%	1D ESTR	Monthly	—
A2A SpA	UBS AG	2,775,073	09/03/29	0.19%	1D ESTR	Monthly	(77,412)
ABB Ltd., Registered Shares	BNP Paribas SA	3,604,612	08/17/26	0.26%	SSARON	Monthly	348,338
ABB Ltd., Registered Shares	BNP Paribas SA	27,705,175	03/22/27	0.26%	SSARON	Monthly	2,798,436
ABB Ltd., Registered Shares	Morgan Stanley & Co. International PLC	17,650,191	01/04/27	0.26%	SSARON	Monthly	520,178
ABB Ltd., Registered Shares	Morgan Stanley & Co. International PLC	22,747,705	01/06/27	0.26%	SSARON	Monthly	670,410
AbbVie, Inc.	Barclays Bank PLC	5,003,321	12/23/25	0.20%	1D OBFR01	Monthly	51,073
Abercrombie & Fitch Co.	Bank of America N.A.	13,339,126	02/15/28	0.20%	1D OBFR01	Monthly	990,323
Aberdeen Group PLC	UBS AG	11,229,412	04/24/28	0.05%	1D SONIA	Monthly	336,060
ABM Industries, Inc.	SG Americas Securities LLC	7,784,224	12/08/25	0.20%	1D OBFR01	Monthly	(244,091)
ABM Industries, Inc.	UBS AG	366,742	04/21/28	0.20%	1D OBFR01	Monthly	(13,478)
Academy Sports & Outdoors, Inc.	Citibank N.A.	1,127,538	06/25/26	0.20%	1D OBFR01	Monthly	(78,724)
Acadia Healthcare Co., Inc.	Bank of America N.A.	14,092,359	02/15/28	0.20%	1D OBFR01	Monthly	(908,403)
Acadian Asset Management, Inc.	SG Americas Securities LLC	8,404,504	12/08/25	0.20%	1D OBFR01	Monthly	706,092
Accel Entertainment, Inc., Class A	Bank of America N.A.	593,904	02/15/28	0.20%	1D OBFR01	Monthly	36,261
Accel Entertainment, Inc., Class A	Barclays Bank PLC	1,175,427	12/23/25	0.20%	1D OBFR01	Monthly	8,284
Accel Entertainment, Inc., Class A	BNP Paribas SA	123,357	04/16/26	0.20%	1D OBFR01	Monthly	7,532
Accel Entertainment, Inc., Class A	Goldman Sachs Bank USA	350,668	08/19/26	0.20%	1D FEDL01	Monthly	21,410
Accel Entertainment, Inc., Class A	UBS AG	208,537	04/21/28	0.20%	1D OBFR01	Monthly	12,732
Accelleron Industries AG	Barclays Bank PLC	14,746,892	11/09/26	0.26%	SSARON	Monthly	1,030,304
Accelleron Industries AG	SG Americas Securities LLC	2,878,186	12/08/25	0.26%	SSARON	Monthly	907,267
Accelleron Industries AG	SG Americas Securities LLC	2,289,474	12/08/25	0.26%	SSARON	Monthly	721,692
Accenture PLC	SG Americas Securities LLC	16,374,807	12/08/25	0.20%	1D OBFR01	Monthly	(857,098)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Acciona SA	BNP Paribas SA	$ 4,363,486	03/22/27	0.26%	1D ESTR	Monthly	$ (40,430)
ACI Worldwide, Inc.	BNP Paribas SA	662,829	04/16/26	0.20%	1D OBFR01	Monthly	(18,471)
ACI Worldwide, Inc.	SG Americas Securities LLC	7,530,683	12/08/25	0.20%	1D OBFR01	Monthly	(552,545)
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	11,013,756	12/10/26	0.26%	1D ESTR	Monthly	484,446
ACS Actividades de Construccion y Servicios SA	UBS AG	15,675,116	04/18/28	0.26%	1D ESTR	Monthly	1,322,250
ACS Actividades de Construccion y Servicios SA	UBS AG	6,334,968	09/03/29	0.26%	1D ESTR	Monthly	209,217
Activia Properties, Inc.	Morgan Stanley & Co. International PLC	3,652,361	01/06/27	0.25%	1D P TONA	Monthly	46,966
ACV Auctions, Inc.	Citibank N.A.	153,519	06/25/26	0.20%	1D OBFR01	Monthly	(7,667)
Adastria Co. Ltd.	Citibank N.A.	143,884	02/26/26	0.25%	1D P TONA	Monthly	1,090
AddTech AB	Barclays Bank PLC	3,240,456	08/17/26	0.26%	1D STIBOR	Monthly	(40,946)
AddTech AB	Barclays Bank PLC	5,988,808	01/18/27	0.28%	1D STIBOR	Monthly	(98,499)
AddTech AB	BNP Paribas SA	12,879,833	08/17/26	0.25%	1D STIBOR	Monthly	(565,156)
AddTech AB	Morgan Stanley & Co. International PLC	1,130,037	01/08/27	0.26%	1D STIBOR	Monthly	(18,586)
Adidas AG	Morgan Stanley & Co. International PLC	5,500,239	01/06/27	0.26%	1D ESTR	Monthly	(883,522)
Adidas AG	UBS AG	19,532,695	04/18/28	0.26%	1D ESTR	Monthly	(3,782,342)
Adidas AG	UBS AG	27,376,871	09/03/29	0.26%	1D ESTR	Monthly	(5,301,300)
Adient PLC	Goldman Sachs Bank USA	1,996,699	08/18/26	0.20%	1D FEDL01	Monthly	(70,958)
Adient PLC	SG Americas Securities LLC	10,102,212	12/08/25	0.20%	1D OBFR01	Monthly	(328,231)
Adobe, Inc.	SG Americas Securities LLC	47,215,974	12/08/25	0.20%	1D OBFR01	Monthly	(2,984,744)
Adtalem Global Education, Inc.	SG Americas Securities LLC	21,893,789	12/08/25	0.20%	1D OBFR01	Monthly	(646,311)
ADTRAN Holdings, Inc.	Barclays Bank PLC	4,018,873	12/23/25	0.20%	1D OBFR01	Monthly	(55,462)
ADTRAN Holdings, Inc.	SG Americas Securities LLC	5,224,578	12/08/25	0.20%	1D OBFR01	Monthly	(23,367)
Advanced Drainage Systems, Inc.	Bank of America N.A.	10,203,999	02/15/28	0.20%	1D OBFR01	Monthly	46,389
Advantest Corp.	Barclays Bank PLC	327,841	09/09/27	0.15%	1D P TONA	Monthly	(41,895)
AECOM	Barclays Bank PLC	9,927,552	12/23/25	0.20%	1D OBFR01	Monthly	26,488
AECOM	BNP Paribas SA	11,355,420	04/16/26	0.20%	1D OBFR01	Monthly	(31,138)
AECOM	Goldman Sachs Bank USA	6,924,652	08/19/26	0.20%	1D FEDL01	Monthly	(18,988)
AECOM	SG Americas Securities LLC	7,042,949	12/08/25	0.20%	1D OBFR01	Monthly	(134,805)
AECOM	UBS AG	4,436,082	04/18/28	0.20%	1D OBFR01	Monthly	(12,164)
Aecon Group, Inc.	SG Americas Securities LLC	1,473,495	12/08/25	0.20%	CABROVER	Monthly	(23,659)
Aedas Homes SA	SG Americas Securities LLC	4,999,750	12/08/25	0.26%	1D ESTR	Monthly	(405,925)
Aegon Ltd.	BNP Paribas SA	2,823,219	03/24/27	0.26%	1D ESTR	Monthly	31,362
Aercap Holdings NV	Barclays Bank PLC	626,808	12/23/25	0.20%	1D OBFR01	Monthly	(26,958)
Aflac, Inc.	Citibank N.A.	745,953	02/24/28	0.20%	1D OBFR01	Monthly	2,029
Ag Growth International, Inc.	Bank of America N.A.	887,167	02/15/28	0.20%	CABROVER	Monthly	(8,817)
Ag Growth International, Inc.	Morgan Stanley & Co. International PLC	1,714,962	01/04/27	0.20%	CABROVER	Monthly	(41,483)
AGC, Inc.	Barclays Bank PLC	2,908,776	09/09/27	0.15%	1D P TONA	Monthly	112,729
AGC, Inc.	Morgan Stanley & Co. International PLC	4,024,281	01/07/27	0.25%	1D P TONA	Monthly	92,670
AGC, Inc.	SG Americas Securities LLC	1,928,170	12/08/25	0.24%	1D P TONA	Monthly	118,268
Ageas SA/NV	Morgan Stanley & Co. International PLC	37,428,638	01/04/27	0.26%	1D ESTR	Monthly	1,320,019
Agilent Technologies, Inc.	UBS AG	1,909,702	04/18/28	0.20%	1D OBFR01	Monthly	31,620
AGL Energy Ltd.	Bank of America N.A.	165,750	02/15/28	0.25%	1D AONIA	Monthly	2,560
AGL Energy Ltd.	Barclays Bank PLC	3,316,702	09/09/27	0.00%	1D AONIA	Monthly	(58,892)
AGL Energy Ltd.	BNP Paribas SA	2,400,197	09/07/26	0.25%	1D AONIA	Monthly	37,071
AGL Energy Ltd.	BNP Paribas SA	2,606,754	03/22/27	0.25%	1D AONIA	Monthly	40,261
AGL Energy Ltd.	Morgan Stanley & Co. International PLC	5,117,493	01/06/27	0.29%	1D AONIA	Monthly	(99,608)
AGL Energy Ltd.	Morgan Stanley & Co. International PLC	4,154,500	01/07/27	0.29%	1D AONIA	Monthly	(80,864)
AGL Energy Ltd.	UBS AG	87,432	04/18/28	0.25%	1D AONIA	Monthly	465
Agree Realty Corp.	Morgan Stanley & Co. International PLC	5,934,258	02/05/27	0.20%	1D FEDL01	Monthly	(151,366)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	$ 6,293,623	01/06/27	0.30%	HONIA	Monthly	$ 348,913
AIA Group Ltd.	Morgan Stanley & Co. International PLC	12,718,182	01/11/27	0.30%	HONIA	Monthly	518,404
AIB Group PLC	Bank of America N.A.	3,875,776	02/15/28	0.26%	1D ESTR	Monthly	52,621
AIB Group PLC	BNP Paribas SA	1,086,128	06/17/27	0.26%	1D ESTR	Monthly	42,351
Air Liquide SA	Barclays Bank PLC	8,592,168	08/17/26	0.26%	1D ESTR	Monthly	(6,590)
Air Liquide SA	Barclays Bank PLC	9,002,163	12/10/26	0.26%	1D ESTR	Monthly	17,613
Airbnb, Inc., Class A	Barclays Bank PLC	18,130,137	12/23/25	0.20%	1D OBFR01	Monthly	(909,555)
Airtel Africa PLC	Morgan Stanley & Co. International PLC	16,034,000	01/04/27	0.25%	1D SONIA	Monthly	1,556,515
Aisan Industry Co. Ltd.	BNP Paribas SA	384,942	03/24/27	0.15%	1D TONA	Monthly	(15,692)
Aisan Industry Co. Ltd.	Goldman Sachs Bank USA	222,436	08/19/26	0.25%	1D P TONA	Monthly	(9,068)
Aisan Industry Co. Ltd.	UBS AG	285,825	04/03/28	0.25%	1D P TONA	Monthly	(11,652)
Aisin Corp.	Citibank N.A.	98,801	02/26/26	0.00%	1D P TONA	Monthly	3,467
AIXTRON SE	Citibank N.A.	729,651	06/25/26	0.26%	1D ESTR	Monthly	(48,626)
AJ Bell PLC	Barclays Bank PLC	6,402,902	12/10/26	0.25%	1D SONIA	Monthly	181,635
AJ Bell PLC	SG Americas Securities LLC	848,827	12/08/25	0.25%	1D SONIA	Monthly	26,833
Aker BP ASA	Bank of America N.A.	21,802,124	02/15/28	0.00%	NOWA	Monthly	(479,233)
Aker BP ASA	Bank of America N.A.	14,031,172	02/15/28	0.26%	NOWA	Monthly	(308,029)
Aker Solutions ASA	Barclays Bank PLC	1,414,119	12/11/26	0.28%	NOWA	Monthly	12,070
Aker Solutions ASA	UBS AG	86,832	04/24/28	0.25%	NOWA	Monthly	(2,055)
Alamos Gold, Inc., Class A	UBS AG	12,562,485	04/18/28	0.25%	1D CORRA	Monthly	(839,124)
Alamos Gold, Inc., Class A	UBS AG	14,194,314	09/04/29	0.25%	1D CORRA	Monthly	(948,123)
Alarm.com Holdings, Inc.	BNP Paribas SA	13,874,587	04/16/26	0.20%	1D OBFR01	Monthly	167,071
Alarm.com Holdings, Inc.	SG Americas Securities LLC	2,133,670	12/08/25	0.19%	1D OBFR01	Monthly	(90,508)
Alaska Air Group, Inc.	Barclays Bank PLC	22,860,370	12/23/25	0.20%	1D OBFR01	Monthly	(43,084)
Alaska Air Group, Inc.	BNP Paribas SA	13,963,101	04/16/26	0.20%	1D OBFR01	Monthly	342,084
Albemarle Corp.	Barclays Bank PLC	22,204,923	12/23/25	0.20%	1D OBFR01	Monthly	(4,026,686)
Alfa Laval AB	Morgan Stanley & Co. International PLC	171,677	01/08/27	0.26%	1D STIBOR	Monthly	6,502
Alfa Laval AB	UBS AG	4,302,863	04/18/28	0.16%	TN STIBOR	Monthly	54,497
Alfa Laval AB	UBS AG	8,983,840	09/03/29	0.15%	TN STIBOR	Monthly	113,784
Alfresa Holdings Corp.	Bank of America N.A.	1,193,056	02/15/28	0.00%	1D P TONA	Monthly	75,641
Alfresa Holdings Corp.	BNP Paribas SA	1,683,110	03/24/27	0.15%	1D TONA	Monthly	106,712
Alfresa Holdings Corp.	Goldman Sachs Bank USA	1,457,877	08/19/26	0.25%	1D P TONA	Monthly	92,431
Alfresa Holdings Corp.	SG Americas Securities LLC	1,436,588	12/08/25	0.25%	1D P TONA	Monthly	145,655
Alight, Inc., Class A	Morgan Stanley & Co. International PLC	19,464,362	02/08/27	0.20%	1D FEDL01	Monthly	(767,412)
Align Technology, Inc.	Barclays Bank PLC	7,551,457	12/23/25	0.20%	1D OBFR01	Monthly	(2,531,291)
Alignment Healthcare, Inc.	Barclays Bank PLC	20,292,471	12/23/25	0.20%	1D OBFR01	Monthly	2,381,968
Alkermes PLC	Barclays Bank PLC	2,701,621	12/23/25	0.20%	1D OBFR01	Monthly	(53,972)
Alkermes PLC	BNP Paribas SA	2,353,399	04/16/26	0.20%	1D OBFR01	Monthly	(194,702)
Alkermes PLC	SG Americas Securities LLC	2,086,303	12/08/25	0.20%	1D OBFR01	Monthly	(205,222)
Allegion plc	Citibank N.A.	1,630,173	02/24/28	0.20%	1D OBFR01	Monthly	4,968
Allfunds Group Plc	SG Americas Securities LLC	349,438	12/08/25	0.26%	1D ESTR	Monthly	(27,947)
Allianz SE	Morgan Stanley & Co. International PLC	489,066	01/06/27	0.26%	1D ESTR	Monthly	2,535
Allient, Inc.	Bank of America N.A.	494,315	02/15/28	0.20%	1D OBFR01	Monthly	12,704
Allient, Inc.	BNP Paribas SA	997,591	04/16/26	0.20%	1D OBFR01	Monthly	25,638
Allient, Inc.	Goldman Sachs Bank USA	66,142	08/19/26	0.20%	1D FEDL01	Monthly	1,700
Allient, Inc.	UBS AG	426,209	04/21/28	0.20%	1D OBFR01	Monthly	10,953
Allison Transmission Holdings, Inc.	Bank of America N.A.	4,725,354	02/15/28	0.20%	1D OBFR01	Monthly	57,273
Ally Financial, Inc.	Citibank N.A.	7,569,825	02/24/28	0.20%	1D OBFR01	Monthly	(82,755)
Alm Brand A/S	Citibank N.A.	725,186	02/26/26	0.26%	DESTR	Monthly	(10,909)
Alpen Co. Ltd.	Citibank N.A.	908,405	02/26/26	0.25%	1D P TONA	Monthly	3,390
Alpha Group International PLC	UBS AG	7,140,267	04/24/28	0.25%	1D SONIA	Monthly	1,442,056
Alpha Metallurgical Resources, Inc.	Bank of America N.A.	5,984,575	02/15/28	0.20%	1D OBFR01	Monthly	58,484
Alphabet, Inc., Class A	SG Americas Securities LLC	9,002,111	12/08/25	0.20%	1D OBFR01	Monthly	883,233
Alphabet, Inc., Class C	Morgan Stanley & Co. International PLC	1,838,108	02/05/27	0.20%	1D FEDL01	Monthly	7,176
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Alphatec Holdings, Inc.	SG Americas Securities LLC	$ 204,682	12/08/25	0.20%	1D OBFR01	Monthly	$ (17,998)
Alphatec Holdings, Inc.	UBS AG	1,334,852	04/21/28	0.20%	1D OBFR01	Monthly	(16,203)
Alps Alpine Co. Ltd.	SG Americas Securities LLC	7,752,629	12/08/25	0.25%	1D P TONA	Monthly	434,640
Alps Alpine Co. Ltd.	UBS AG	2,438,870	04/03/28	0.25%	1D P TONA	Monthly	131,305
ALS Ltd.	UBS AG	5,916,295	04/03/28	0.25%	1D AONIA	Monthly	83,787
ALSOK Co. Ltd.	SG Americas Securities LLC	6,704,014	12/08/25	0.25%	1D P TONA	Monthly	226,756
Alstom SA	Citibank N.A.	1,608,862	07/06/26	0.00%	1D ESTR	Monthly	(7,100)
Alstom SA	UBS AG	1,234,045	04/18/28	0.26%	1D ESTR	Monthly	(17,554)
Altus Group Ltd./Canada	Morgan Stanley & Co. International PLC	15,570,079	01/04/27	0.20%	CABROVER	Monthly	789,944
Amada Co. Ltd.	Bank of America N.A.	6,692,793	02/15/28	0.25%	1D P TONA	Monthly	367,064
Amada Co. Ltd.	Bank of America N.A.	8,405,276	03/15/28	0.00%	1D P TONA	Monthly	460,984
Amada Co. Ltd.	BNP Paribas SA	7,295,690	09/07/26	0.15%	1D TONA	Monthly	400,129
Amada Co. Ltd.	BNP Paribas SA	5,162,235	03/24/27	0.15%	1D TONA	Monthly	284,037
Amada Co. Ltd.	Goldman Sachs Bank USA	1,384,310	08/19/26	0.25%	1D P TONA	Monthly	75,922
Amada Co. Ltd.	Goldman Sachs Bank USA	4,446,897	08/19/26	0.25%	1D P TONA	Monthly	243,888
Amada Co. Ltd.	SG Americas Securities LLC	3,121,782	12/08/25	0.25%	1D P TONA	Monthly	229,422
Amada Co. Ltd.	SG Americas Securities LLC	6,653,220	12/08/25	0.25%	1D P TONA	Monthly	488,951
Amada Co. Ltd.	UBS AG	4,236,377	04/18/28	0.25%	1D P TONA	Monthly	220,996
Amada Co. Ltd.	UBS AG	3,942,345	09/03/29	0.25%	1D P TONA	Monthly	216,216
Amalgamated Financial Corp.	Barclays Bank PLC	3,557,195	12/23/25	0.20%	1D OBFR01	Monthly	(414,157)
Amano Corp.	Goldman Sachs Bank USA	507,294	08/19/26	0.25%	1D P TONA	Monthly	(32,931)
Amano Corp.	SG Americas Securities LLC	6,070,897	12/08/25	0.25%	1D P TONA	Monthly	(384,118)
Ambac Financial Group, Inc.	Barclays Bank PLC	3,814,982	12/23/25	0.20%	1D OBFR01	Monthly	(122,199)
Ambac Financial Group, Inc.	SG Americas Securities LLC	3,768,715	12/08/25	0.20%	1D OBFR01	Monthly	198,000
Ambarella, Inc.	Barclays Bank PLC	14,295,391	12/23/25	0.20%	1D OBFR01	Monthly	(426,008)
Ambea AB	Barclays Bank PLC	2,373,692	01/18/27	0.28%	1D STIBOR	Monthly	124,848
Ambea AB	Goldman Sachs Bank USA	267,586	08/19/26	0.26%	1D STIBOR	Monthly	8,644
Amdocs Ltd.	Bank of America N.A.	4,064,124	02/15/28	0.20%	1D OBFR01	Monthly	(124,162)
Amer Sports, Inc.	SG Americas Securities LLC	2,563,804	12/08/25	0.19%	1D OBFR01	Monthly	(24,786)
Ameren Corp.	Barclays Bank PLC	5,359,433	12/23/25	0.20%	1D OBFR01	Monthly	35,043
American Airlines Group, Inc.	SG Americas Securities LLC	14,602,207	12/08/25	0.20%	1D OBFR01	Monthly	(258,102)
American Airlines Group, Inc.	UBS AG	8,752,968	04/18/28	0.20%	1D OBFR01	Monthly	(489,073)
American Assets Trust, Inc.	Citibank N.A.	142,566	06/25/26	0.20%	1D OBFR01	Monthly	(7,472)
American Axle & Manufacturing Holdings, Inc.	UBS AG	8,187,620	04/21/28	0.20%	1D OBFR01	Monthly	(468,281)
American Eagle Outfitters, Inc.	SG Americas Securities LLC	4,156,987	12/08/25	0.20%	1D OBFR01	Monthly	(8,750)
American Express Co.	Morgan Stanley & Co. International PLC	6,943,815	02/05/27	0.20%	1D FEDL01	Monthly	(92,908)
American Tower Corp.	Morgan Stanley & Co. International PLC	8,077,193	02/05/27	0.20%	1D FEDL01	Monthly	(685,391)
Americold Realty Trust, Inc.	Barclays Bank PLC	6,239,883	12/23/25	0.20%	1D OBFR01	Monthly	(316,783)
Ameriprise Financial, Inc.	Barclays Bank PLC	19,683,901	12/23/25	0.20%	1D OBFR01	Monthly	(674,619)
Ameriprise Financial, Inc.	UBS AG	13,189,055	04/18/28	0.20%	1D OBFR01	Monthly	(113,048)
AMETEK, Inc.	Barclays Bank PLC	12,832,870	12/23/25	0.20%	1D OBFR01	Monthly	404,608
AMETEK, Inc.	BNP Paribas SA	4,880,330	04/16/26	0.20%	1D OBFR01	Monthly	232,621
AMETEK, Inc.	Goldman Sachs Bank USA	3,211,208	08/19/26	0.20%	1D FEDL01	Monthly	153,062
AMN Healthcare Services, Inc.	Barclays Bank PLC	9,180,132	12/23/25	0.20%	1D OBFR01	Monthly	(728,143)
Amneal Pharmaceuticals, Inc.	SG Americas Securities LLC	688,925	12/08/25	0.20%	1D OBFR01	Monthly	(35,908)
Amneal Pharmaceuticals, Inc.	UBS AG	4,326,393	04/21/28	0.20%	1D OBFR01	Monthly	(235,414)
AMP Ltd.	Barclays Bank PLC	16,079,943	05/12/27	0.00%	1D AONIA	Monthly	(876,394)
Amplifon SpA	Barclays Bank PLC	14,301,904	08/17/26	0.26%	1D ESTR	Monthly	(3,697,875)
Amplifon SpA	Barclays Bank PLC	2,572,790	12/10/26	0.26%	1D ESTR	Monthly	(694,009)
Ampol Ltd.	Bank of America N.A.	1,682,097	02/15/28	0.25%	1D AONIA	Monthly	37,666
Ampol Ltd.	Barclays Bank PLC	870,229	09/09/27	0.00%	1D AONIA	Monthly	10,222
Analog Devices, Inc.	Bank of America N.A.	29,948,405	02/15/28	0.20%	1D OBFR01	Monthly	(1,912,110)
Andersons, Inc.	Barclays Bank PLC	2,522,582	12/23/25	0.20%	1D OBFR01	Monthly	(46,868)
Andersons, Inc.	SG Americas Securities LLC	3,874,097	12/08/25	0.20%	1D OBFR01	Monthly	(223,584)
ANDRITZ AG	SG Americas Securities LLC	529,552	12/08/25	0.26%	1D ESTR	Monthly	(45,199)
Anglo American PLC	Bank of America N.A.	4,702,199	02/15/28	0.25%	1D SONIA	Monthly	(253,933)
Anglo American PLC	Barclays Bank PLC	6,195,060	12/10/26	0.25%	1D SONIA	Monthly	(526,979)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
ANI Pharmaceuticals, Inc.	Barclays Bank PLC	$ 5,583,241	12/23/25	0.20%	1D OBFR01	Monthly	$ (251,641)
Antero Resources Corp.	Citibank N.A.	28,005	02/24/28	0.20%	1D OBFR01	Monthly	917
Antofagasta PLC	Morgan Stanley & Co. International PLC	7,194,336	01/04/27	0.25%	1D SONIA	Monthly	(379,817)
Antofagasta PLC	UBS AG	4,238,106	04/18/28	0.25%	1D SONIA	Monthly	(103,835)
AP Moller - Maersk A/S, Class A	Goldman Sachs Bank USA	1,505,944	08/19/26	0.26%	DETNT/N	Monthly	40,246
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	2,688,600	01/04/27	0.26%	DESTR	Monthly	(22,012)
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	5,121,577	01/06/27	0.26%	DESTR	Monthly	(84,689)
AP Moller - Maersk A/S, Class B	Bank of America N.A.	3,624,357	02/15/28	0.26%	1W CIBOR	Monthly	62,522
AP Moller - Maersk A/S, Class B	Barclays Bank PLC	25,770,603	05/11/26	0.28%	DESTR	Monthly	(231,016)
Appian Corp.	Citibank N.A.	602,714	06/25/26	0.20%	1D OBFR01	Monthly	(13,517)
Apple, Inc.	Bank of America N.A.	34,454,636	02/15/28	0.20%	1D OBFR01	Monthly	(253,743)
Applied Industrial Technologies, Inc.	Bank of America N.A.	24,442,752	02/15/28	0.20%	1D OBFR01	Monthly	1,622,062
Aptiv PLC	Barclays Bank PLC	17,665,384	12/23/25	0.20%	1D OBFR01	Monthly	(231,717)
Arcadis NV	Morgan Stanley & Co. International PLC	17,564,226	01/04/27	0.26%	1D ESTR	Monthly	586,298
ArcBest Corp.	Barclays Bank PLC	4,300,687	12/23/25	0.20%	1D OBFR01	Monthly	(477,743)
ArcelorMittal SA	Citibank N.A.	7,789,979	06/25/26	0.05%	1D ESTR	Monthly	283,339
Arch Capital Group Ltd.	BNP Paribas SA	3,260,769	04/16/26	0.20%	1D OBFR01	Monthly	6,757
Archrock, Inc.	Barclays Bank PLC	11,614,580	12/23/25	0.20%	1D OBFR01	Monthly	364,077
Archrock, Inc.	Goldman Sachs Bank USA	5,207,821	08/19/26	0.20%	1D FEDL01	Monthly	2,230
Arcosa, Inc.	Citibank N.A.	1,055,862	06/25/26	0.20%	1D OBFR01	Monthly	(19,977)
Arcs Co. Ltd.	SG Americas Securities LLC	401,777	12/08/25	0.25%	1D P TONA	Monthly	(3,369)
Ardmore Shipping Corp.	BNP Paribas SA	345,195	04/16/26	0.20%	1D OBFR01	Monthly	32,264
Ardmore Shipping Corp.	SG Americas Securities LLC	390,702	12/08/25	0.20%	1D OBFR01	Monthly	23,717
Argan, Inc.	Bank of America N.A.	162,423	02/15/28	0.00%	1D OBFR01	Monthly	(2)
Arhaus, Inc., Class A	Barclays Bank PLC	317,353	12/23/25	0.20%	1D OBFR01	Monthly	(25,855)
Aristocrat Leisure Ltd.	Barclays Bank PLC	20,068,557	09/09/27	0.00%	1D AONIA	Monthly	664,435
Aristocrat Leisure Ltd.	Goldman Sachs Bank USA	966,907	08/19/26	0.30%	1D AONIA	Monthly	27,185
Aristocrat Leisure Ltd.	Goldman Sachs Bank USA	335,353	08/19/26	0.30%	1D AONIA	Monthly	9,429
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	7,780,127	01/06/27	0.29%	1D AONIA	Monthly	262,651
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	35,271,736	01/07/27	0.29%	1D AONIA	Monthly	1,190,746
Aristocrat Leisure Ltd.	SG Americas Securities LLC	7,808,290	12/08/25	0.30%	1D AONIA	Monthly	211,249
Aritzia, Inc.	Morgan Stanley & Co. International PLC	2,617,383	01/06/27	0.20%	CABROVER	Monthly	19,167
Aritzia, Inc.	SG Americas Securities LLC	8,883,736	12/08/25	0.20%	CABROVER	Monthly	47,534
Artis REIT	Goldman Sachs Bank USA	1,506	08/19/26	0.20%	1D CORRA	Monthly	(43)
Artisan Partners Asset Management, Inc., Class A	Barclays Bank PLC	870,152	12/23/25	0.20%	1D OBFR01	Monthly	5,210
Asahi Group Holdings Ltd.	Barclays Bank PLC	30,502,995	05/12/27	0.22%	1D P TONA	Monthly	397,755
Asahi Group Holdings Ltd.	SG Americas Securities LLC	10,287,135	12/08/25	0.25%	1D P TONA	Monthly	101,495
Asahi Intecc Co. Ltd.	Barclays Bank PLC	834,056	09/09/27	0.00%	1D P TONA	Monthly	40,533
Asahi Intecc Co. Ltd.	SG Americas Securities LLC	1,926,873	12/08/25	0.25%	1D P TONA	Monthly	80,635
Asahi Intecc Co. Ltd.	UBS AG	4,359,034	09/03/29	0.25%	1D P TONA	Monthly	111,951
Asahi Kasei Corp.	Barclays Bank PLC	12,754,114	05/12/27	0.25%	1D P TONA	Monthly	554,677
Asahi Kasei Corp.	Barclays Bank PLC	5,530,917	09/09/27	0.25%	1D P TONA	Monthly	240,540
Asahi Kasei Corp.	BNP Paribas SA	2,089,042	09/07/26	0.15%	1D TONA	Monthly	78,994
Asahi Kasei Corp.	Goldman Sachs Bank USA	722,047	08/19/26	0.25%	1D P TONA	Monthly	27,303
Asahi Kasei Corp.	UBS AG	1,977,082	09/03/29	0.25%	1D P TONA	Monthly	74,760
Asana, Inc., Class A	Barclays Bank PLC	1,530,926	12/23/25	0.20%	1D OBFR01	Monthly	(35,650)
Asbury Automotive Group, Inc.	BNP Paribas SA	2,620,226	04/16/26	0.20%	1D OBFR01	Monthly	(253,538)
Ascendis Pharma A/S, ADR	BNP Paribas SA	3,175,008	04/16/26	0.20%	1D OBFR01	Monthly	(23,901)
Ascendis Pharma A/S, ADR	SG Americas Securities LLC	3,303,195	12/08/25	0.20%	1D OBFR01	Monthly	104,692
ASGN, Inc.	Citibank N.A.	4,482,680	06/25/26	0.20%	1D OBFR01	Monthly	(214,412)
Ashmore Group PLC	SG Americas Securities LLC	1,336,273	12/08/25	0.25%	1D SONIA	Monthly	102,031
Ashmore Group PLC	UBS AG	1,206,501	04/24/28	0.25%	1D SONIA	Monthly	21,783
Ashtead Group PLC	Citibank N.A.	467,050	07/06/26	0.00%	1D SONIA	Monthly	(1,843)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Ashtead Group PLC	Morgan Stanley & Co. International PLC	$ 11,964	01/27/27	0.25%	1D SONIA	Monthly	$ 62
ASKUL Corp.	SG Americas Securities LLC	989,485	12/08/25	0.25%	1D P TONA	Monthly	1,306
ASML Holding NV	SG Americas Securities LLC	19,086,215	12/08/25	0.19%	1D ESTR	Monthly	(2,037,314)
ASML Holding NV	UBS AG	1,038,557	04/18/28	0.26%	1D ESTR	Monthly	(33,601)
Asmpt Ltd.	Barclays Bank PLC	1,662,145	09/09/27	0.15%	HONIA	Monthly	141,466
Asmpt Ltd.	Morgan Stanley & Co. International PLC	235,445	01/06/27	0.30%	HONIA	Monthly	20,039
ASR Nederland NV	BNP Paribas SA	3,669,916	08/17/26	0.26%	1D ESTR	Monthly	64,502
ASR Nederland NV	UBS AG	1,446,601	04/18/28	0.26%	1D ESTR	Monthly	(154)
Assa Abloy AB, Class B	Barclays Bank PLC	1,164,879	08/17/26	0.26%	1D STIBOR	Monthly	31,499
Assa Abloy AB, Class B	Citibank N.A.	204,080	07/06/26	0.00%	TN STIBOR	Monthly	(1,137)
Assa Abloy AB, Class B	Morgan Stanley & Co. International PLC	4,784,653	01/04/27	0.26%	1D STIBOR	Monthly	129,379
Assa Abloy AB, Class B	UBS AG	863,968	09/03/29	0.25%	TN STIBOR	Monthly	61,202
Associated Banc-Corp.	Barclays Bank PLC	820,471	12/23/25	0.20%	1D OBFR01	Monthly	(6,451)
Assurant, Inc.	Barclays Bank PLC	9,439,986	12/23/25	0.20%	1D OBFR01	Monthly	(46,142)
Assured Guaranty Ltd.	Morgan Stanley & Co. International PLC	8,721,355	02/08/27	0.20%	1D FEDL01	Monthly	45,362
Astec Industries, Inc.	Bank of America N.A.	139,593	02/15/28	0.00%	1D OBFR01	Monthly	(30)
Astellas Pharma, Inc.	BNP Paribas SA	813,755	09/07/26	0.15%	1D TONA	Monthly	68,615
Astellas Pharma, Inc.	Goldman Sachs Bank USA	5,738,357	08/19/26	0.25%	1D P TONA	Monthly	483,852
Astellas Pharma, Inc.	SG Americas Securities LLC	2,180,560	12/08/25	0.25%	1D P TONA	Monthly	317,240
Astellas Pharma, Inc.	SG Americas Securities LLC	8,040,647	12/08/25	0.25%	1D P TONA	Monthly	1,169,799
AstraZeneca PLC	BNP Paribas SA	4,402,148	08/17/26	0.25%	1D SONIA	Monthly	231,079
AT&T, Inc.	SG Americas Securities LLC	22,265,185	12/08/25	0.20%	1D OBFR01	Monthly	(153,044)
Atco Ltd./Canada, Class I	Morgan Stanley & Co. International PLC	17,284,481	01/04/27	0.20%	CABROVER	Monthly	(521,080)
AtkinsRealis Group, Inc.	Bank of America N.A.	7,188,501	02/15/28	0.20%	CABROVER	Monthly	15,319
AtkinsRealis Group, Inc.	UBS AG	7,867,483	04/18/28	0.25%	1D CORRA	Monthly	23,802
Atkore, Inc.	SG Americas Securities LLC	3,242,776	12/08/25	0.20%	1D OBFR01	Monthly	1,768
Atkore, Inc.	UBS AG	5,296,928	04/21/28	0.20%	1D OBFR01	Monthly	310,899
Atlas Copco AB	Citibank N.A.	352,233	07/06/26	0.00%	TN STIBOR	Monthly	(8,833)
Atlas Copco AB, A Shares	Barclays Bank PLC	4,976,848	08/17/26	0.26%	1D STIBOR	Monthly	(52,049)
Atmos Energy Corp.	Citibank N.A.	7,634,652	02/24/28	0.20%	1D OBFR01	Monthly	(46,962)
Atoss Software SE	Bank of America N.A.	754,718	02/15/28	0.26%	1D ESTR	Monthly	(124,701)
Atoss Software SE	Goldman Sachs Bank USA	1,055,673	08/19/26	0.26%	1D ESTR	Monthly	(174,428)
Atoss Software SE	Morgan Stanley & Co. International PLC	61,614	01/04/27	0.26%	1D ESTR	Monthly	(10,107)
AtriCure, Inc.	SG Americas Securities LLC	4,925,835	12/08/25	0.20%	1D OBFR01	Monthly	540,394
AtriCure, Inc.	UBS AG	147,294	04/21/28	0.20%	1D OBFR01	Monthly	21,993
Auto1 Group SE	Bank of America N.A.	758,560	02/15/28	0.26%	1D ESTR	Monthly	19,816
Auto1 Group SE	BNP Paribas SA	3,768,872	03/24/27	0.26%	1D ESTR	Monthly	98,456
Auto1 Group SE	Goldman Sachs Bank USA	342,046	08/19/26	0.26%	1D ESTR	Monthly	8,935
Autobacs Seven Co. Ltd.	BNP Paribas SA	1,084,936	03/24/27	0.15%	1D TONA	Monthly	6,771
Autobacs Seven Co. Ltd.	SG Americas Securities LLC	1,516,218	12/08/25	0.25%	1D P TONA	Monthly	15,489
Autodesk, Inc.	Citibank N.A.	4,549,884	02/24/28	0.20%	1D OBFR01	Monthly	63,147
AutoNation, Inc.	Barclays Bank PLC	5,121,447	12/23/25	0.20%	1D OBFR01	Monthly	(235,134)
AutoNation, Inc.	BNP Paribas SA	5,139,781	04/16/26	0.20%	1D OBFR01	Monthly	(307,214)
AutoNation, Inc.	Goldman Sachs Bank USA	393,393	08/19/26	0.20%	1D FEDL01	Monthly	(24,295)
AutoNation, Inc.	SG Americas Securities LLC	7,227,850	12/08/25	0.20%	1D OBFR01	Monthly	(611,051)
AutoNation, Inc.	UBS AG	1,694,917	04/18/28	0.20%	1D OBFR01	Monthly	(104,673)
AutoZone, Inc.	BNP Paribas SA	4,344,554	04/16/26	0.20%	1D OBFR01	Monthly	71,987
AvePoint, Inc.	Bank of America N.A.	1,746,252	02/15/28	0.20%	1D OBFR01	Monthly	53,774
Avient Corp.	SG Americas Securities LLC	2,356,954	12/08/25	0.19%	1D OBFR01	Monthly	(152,895)
Avio SpA	Barclays Bank PLC	2,363,808	12/10/26	0.26%	1D ESTR	Monthly	117,254
Avista Corp.	Barclays Bank PLC	1,871,450	12/23/25	0.20%	1D OBFR01	Monthly	6,343
Avon Technologies PLC	BNP Paribas SA	2,052,605	03/17/27	0.25%	1D SONIA	Monthly	23,366
Axcelis Technologies, Inc.	BNP Paribas SA	10,326,080	04/16/26	0.20%	1D OBFR01	Monthly	(568,025)
Axcelis Technologies, Inc.	SG Americas Securities LLC	14,182,699	12/08/25	0.20%	1D OBFR01	Monthly	(1,240,845)
Axon Enterprise, Inc.	UBS AG	1,475,898	04/18/28	0.20%	1D OBFR01	Monthly	37,349

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Azbil Corp.	Barclays Bank PLC	$ 16,128,289	05/12/27	0.25%	1D P TONA	Monthly	$ 104,806
Azenta, Inc.	Bank of America N.A.	11,857,054	02/15/28	0.20%	1D OBFR01	Monthly	293,547
B2Gold Corp.	Bank of America N.A.	17	02/15/28	0.20%	CABROVER	Monthly	—
Babcock International Group PLC	Barclays Bank PLC	1,854,644	08/17/26	0.25%	1D SONIA	Monthly	(4,750)
Badger Infrastructure Solutions Ltd.	UBS AG	7,736,394	04/21/28	0.25%	1D CORRA	Monthly	(219,480)
Badger Meter, Inc.	SG Americas Securities LLC	6,113,906	12/08/25	0.20%	1D OBFR01	Monthly	(1,264,096)
BAE Systems PLC	Barclays Bank PLC	18,643,003	08/17/26	0.25%	1D SONIA	Monthly	(462,049)
BAE Systems PLC	Morgan Stanley & Co. International PLC	34,709,963	01/27/27	0.25%	1D SONIA	Monthly	(901,833)
BAE Systems PLC	SG Americas Securities LLC	8,196,372	12/08/25	0.19%	1D SONIA	Monthly	(304,736)
Balfour Beatty PLC	Bank of America N.A.	9,683,152	02/15/28	0.25%	1D SONIA	Monthly	279,104
Balfour Beatty PLC	Goldman Sachs Bank USA	4,053,492	08/19/26	0.25%	1D SONIA	Monthly	144,566
Banca IFIS SpA	Bank of America N.A.	465,637	02/15/28	0.26%	1D ESTR	Monthly	5,198
Banca IFIS SpA	Goldman Sachs Bank USA	850,805	08/19/26	0.26%	1D ESTR	Monthly	9,498
Banca IFIS SpA	UBS AG	610,770	04/24/28	0.26%	1D ESTR	Monthly	6,818
Banca Mediolanum SpA	Barclays Bank PLC	1,503,842	08/17/26	0.26%	1D ESTR	Monthly	70,949
Banca Mediolanum SpA	Barclays Bank PLC	2,024,594	12/10/26	0.26%	1D ESTR	Monthly	95,517
Banca Mediolanum SpA	Morgan Stanley & Co. International PLC	8,630,363	01/04/27	0.26%	1D ESTR	Monthly	407,166
Banca Monte dei Paschi di Siena SpA	Bank of America N.A.	26,265,241	02/15/28	0.26%	1D ESTR	Monthly	1,873,335
Banca Monte dei Paschi di Siena SpA	BNP Paribas SA	8,323,196	08/17/26	0.26%	1D ESTR	Monthly	509,648
Banca Monte dei Paschi di Siena SpA	Goldman Sachs Bank USA	4,696,793	08/19/26	0.26%	1D ESTR	Monthly	367,288
Banca Monte dei Paschi di Siena SpA	Goldman Sachs Bank USA	2,194,745	08/19/26	0.26%	1D ESTR	Monthly	171,628
Banca Monte dei Paschi di Siena SpA	Morgan Stanley & Co. International PLC	8,817,368	01/04/27	0.26%	1D ESTR	Monthly	591,605
BancFirst Corp.	Barclays Bank PLC	5,475,412	12/23/25	0.20%	1D OBFR01	Monthly	(241,338)
BancFirst Corp.	SG Americas Securities LLC	2,578,462	12/08/25	0.20%	1D OBFR01	Monthly	(105,744)
Banco Bilbao Vizcaya Argentaria SA	Citibank N.A.	1,540,454	07/06/26	0.26%	1D ESTR	Monthly	148,369
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	22,890,316	01/06/27	0.26%	1D ESTR	Monthly	2,599,396
Bandwidth, Inc., Class A	Bank of America N.A.	169,619	02/15/28	0.20%	1D OBFR01	Monthly	(18,375)
Bandwidth, Inc., Class A	Barclays Bank PLC	2,590,703	12/23/25	0.20%	1D OBFR01	Monthly	(286,568)
Bandwidth, Inc., Class A	Goldman Sachs Bank USA	836,113	08/19/26	0.20%	1D FEDL01	Monthly	(90,579)
Bandwidth, Inc., Class A	SG Americas Securities LLC	69,278	12/08/25	0.20%	1D OBFR01	Monthly	(9,312)
Bank Hapoalim BM	BNP Paribas SA	484,105	07/19/27	0.70%	SHIR	Monthly	474
Bank Hapoalim BM	Citibank N.A.	1,612,979	07/13/26	0.55%	SHIR	Monthly	(7,266)
Bank Leumi Le-Israel BM	Morgan Stanley & Co. International PLC	3,480,009	05/23/27	0.75%	SHIR	Monthly	26,656
Bank of America Corp.	Barclays Bank PLC	26,737,348	12/23/25	0.20%	1D OBFR01	Monthly	(321,407)
Bank of Ireland Group PLC	BNP Paribas SA	823,824	08/17/26	0.26%	1D ESTR	Monthly	(26,413)
Bank of Queensland Ltd.	Morgan Stanley & Co. International PLC	11,280,156	01/06/27	0.29%	1D AONIA	Monthly	76,179
Bank OZK	BNP Paribas SA	606,108	04/16/26	0.20%	1D OBFR01	Monthly	(32,749)
Bankinter SA	JPMorgan Chase Bank N.A.	4,855,700	02/10/26	0.05%	1D ESTR	Monthly	469,641
Bar Harbor Bankshares	SG Americas Securities LLC	857,986	12/08/25	0.20%	1D OBFR01	Monthly	(76,433)
Barclays PLC	SG Americas Securities LLC	34,989,070	12/08/25	0.25%	1D SONIA	Monthly	3,663,843
Barclays PLC	SG Americas Securities LLC	11,159,504	12/08/25	0.25%	1D SONIA	Monthly	1,182,884
Barco NV	Barclays Bank PLC	2,057,243	12/10/26	0.26%	1D ESTR	Monthly	(47,336)
Basic-Fit NV	Citibank N.A.	375,877	06/25/26	0.26%	1D ESTR	Monthly	(42,531)
Bath & Body Works, Inc.	SG Americas Securities LLC	13,581,443	12/08/25	0.19%	1D OBFR01	Monthly	(1,822,033)
BAWAG Group AG	Morgan Stanley & Co. International PLC	28,930,129	01/04/27	0.26%	1D ESTR	Monthly	(147,008)
BAWAG Group AG	Morgan Stanley & Co. International PLC	9,232,421	01/06/27	0.26%	1D ESTR	Monthly	(49,820)
BCE, Inc.	Bank of America N.A.	10,719,850	02/15/28	0.20%	CABROVER	Monthly	(219,582)
BCE, Inc.	UBS AG	31,762,517	04/18/28	0.25%	1D CORRA	Monthly	(672,874)
BE Semiconductor Industries NV	Citibank N.A.	137,847	07/06/26	0.00%	1D ESTR	Monthly	(844)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Beazer Homes USA, Inc.	Barclays Bank PLC	$ 2,603,694	12/23/25	0.20%	1D OBFR01	Monthly	$ (193,816)
Beazley PLC	Barclays Bank PLC	15,434,211	08/17/26	0.25%	1D SONIA	Monthly	(285,402)
Beazley PLC	Barclays Bank PLC	1,697,093	12/10/26	0.25%	1D SONIA	Monthly	(31,382)
Befesa SA	Citibank N.A.	233,686	06/25/26	0.26%	1D ESTR	Monthly	(6,153)
Bega Cheese Ltd.	Bank of America N.A.	1,096,679	02/15/28	0.25%	1D AONIA	Monthly	15,269
Bega Cheese Ltd.	Goldman Sachs Bank USA	871,466	08/19/26	0.30%	1D AONIA	Monthly	12,134
Belden, Inc.	Barclays Bank PLC	6,624,768	12/23/25	0.20%	1D OBFR01	Monthly	(193,485)
Belden, Inc.	SG Americas Securities LLC	263,884	12/08/25	0.20%	1D OBFR01	Monthly	7,281
Belimo Holding AG	Bank of America N.A.	1,671,736	02/15/28	0.26%	SSARON	Monthly	230,959
Belimo Holding AG	Bank of America N.A.	11,862,679	02/15/28	0.26%	SSARON	Monthly	1,638,891
Bell System24 Holdings, Inc.	Morgan Stanley & Co. International PLC	806,168	01/06/27	0.25%	1D P TONA	Monthly	54,859
BellRing Brands, Inc.	UBS AG	13,533,328	04/18/28	0.20%	1D OBFR01	Monthly	(448,374)
Benchmark Electronics, Inc.	Goldman Sachs Bank USA	5,250,763	08/19/26	0.20%	1D FEDL01	Monthly	(48,643)
Benchmark Electronics, Inc.	SG Americas Securities LLC	2,872,696	12/08/25	0.20%	1D OBFR01	Monthly	(103,429)
Berkeley Group Holdings PLC	SG Americas Securities LLC	6,015,883	12/08/25	0.25%	1D SONIA	Monthly	32,429
Best Buy Co., Inc.	Bank of America N.A.	22,803,239	02/15/28	0.20%	1D OBFR01	Monthly	(1,184,451)
Bezeq The Israeli Telecommunication Corp. Ltd.	Barclays Bank PLC	8,841,963	04/06/26	0.60%	SHIR	Monthly	(284,560)
BGC Group, Inc.	Citibank N.A.	565,893	06/25/26	0.20%	1D OBFR01	Monthly	(9,981)
Bic Camera, Inc.	Bank of America N.A.	3,214,411	02/15/28	0.00%	1D P TONA	Monthly	(111,251)
Bic Camera, Inc.	Barclays Bank PLC	2,304,652	05/12/27	0.15%	1D P TONA	Monthly	(47,239)
Bic Camera, Inc.	Goldman Sachs Bank USA	2,442,174	08/19/26	0.05%	1D P TONA	Monthly	(84,524)
Biogen, Inc.	Barclays Bank PLC	4,348,434	12/23/25	0.20%	1D OBFR01	Monthly	5,102
Biogen, Inc.	SG Americas Securities LLC	44,103	12/08/25	0.15%	1D OBFR01	Monthly	(2,119)
BioMarin Pharmaceutical, Inc.	Barclays Bank PLC	2,725,272	12/23/25	0.20%	1D OBFR01	Monthly	(62,147)
BioMarin Pharmaceutical, Inc.	BNP Paribas SA	2,267,131	04/16/26	0.20%	1D OBFR01	Monthly	46,521
BioMarin Pharmaceutical, Inc.	SG Americas Securities LLC	1,958,902	12/08/25	0.20%	1D OBFR01	Monthly	(4,729)
BioNTech SE, ADR	Barclays Bank PLC	287,243	12/23/25	0.20%	1D OBFR01	Monthly	(19,461)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley & Co. International PLC	9,854,375	02/05/27	0.20%	1D FEDL01	Monthly	(195,731)
BIPROGY, Inc.	Barclays Bank PLC	25,762,008	05/12/27	0.00%	1D P TONA	Monthly	836,437
Birchcliff Energy Ltd.	Barclays Bank PLC	5,367,332	12/23/25	0.20%	CABROVER	Monthly	(23,749)
Bird Construction, Inc.	Morgan Stanley & Co. International PLC	1,379,317	01/04/27	0.20%	CABROVER	Monthly	(16,999)
Bird Construction, Inc.	UBS AG	2,142,284	04/21/28	0.25%	1D CORRA	Monthly	(68,294)
BJ’s Wholesale Club Holdings, Inc.	Barclays Bank PLC	1,234,960	12/23/25	0.20%	1D OBFR01	Monthly	7,565
Black Hills Corp.	SG Americas Securities LLC	768,309	12/08/25	0.20%	1D OBFR01	Monthly	8,658
Blue Owl Capital, Inc., Class A	UBS AG	3,303,245	04/18/28	0.20%	1D OBFR01	Monthly	60,985
BlueLinx Holdings, Inc.	Bank of America N.A.	735,625	02/15/28	0.20%	1D OBFR01	Monthly	(71,432)
BlueLinx Holdings, Inc.	Barclays Bank PLC	3,591,502	12/23/25	0.20%	1D OBFR01	Monthly	(183,715)
BlueLinx Holdings, Inc.	Goldman Sachs Bank USA	597,426	08/19/26	0.20%	1D FEDL01	Monthly	(58,013)
BlueLinx Holdings, Inc.	SG Americas Securities LLC	2,900,869	12/08/25	0.20%	1D OBFR01	Monthly	(357,228)
BML, Inc.	BNP Paribas SA	2,188,912	03/24/27	0.15%	1D TONA	Monthly	59,110
BNP Paribas SA	Citibank N.A.	226,153	06/25/26	0.00%	1D ESTR	Monthly	2,522
BNP Paribas SA	Citibank N.A.	6,115,500	07/06/26	0.26%	1D ESTR	Monthly	86,898
Boardwalk Real Estate Investment Trust	Bank of America N.A.	191,793	02/15/28	0.00%	CABROVER	Monthly	(19)
Boise Cascade Co.	Barclays Bank PLC	3,084,916	12/23/25	0.20%	1D OBFR01	Monthly	(106,811)
BOK Financial Corp.	SG Americas Securities LLC	712,783	12/08/25	0.20%	1D OBFR01	Monthly	(11,312)
Bollore SE	UBS AG	1,667,669	09/03/29	0.26%	1D ESTR	Monthly	(71,260)
Bombardier, Inc., Class B	SG Americas Securities LLC	7,433,152	12/08/25	0.20%	CABROVER	Monthly	17,189
Booking Holdings, Inc.	SG Americas Securities LLC	9,082,997	12/08/25	0.20%	1D OBFR01	Monthly	(348,054)
Booz Allen Hamilton Holding Corp., Class A	SG Americas Securities LLC	5,200,472	12/08/25	0.20%	1D OBFR01	Monthly	(11,603)
Booz Allen Hamilton Holding Corp., Class A	UBS AG	10,755,793	04/18/28	0.20%	1D OBFR01	Monthly	262,812
BorgWarner, Inc.	SG Americas Securities LLC	15,965,001	12/08/25	0.20%	1D OBFR01	Monthly	712,575
BorgWarner, Inc.	UBS AG	28,661,545	04/18/28	0.20%	1D OBFR01	Monthly	1,445,050
Boston Beer Co., Inc., Class A	Barclays Bank PLC	9,683,851	12/23/25	0.20%	1D OBFR01	Monthly	83,698
Bowhead Specialty Holdings, Inc.	Barclays Bank PLC	1,623,096	12/23/25	0.20%	1D OBFR01	Monthly	(59,651)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Bowhead Specialty Holdings, Inc.	SG Americas Securities LLC	$ 107,950	12/08/25	0.20%	1D OBFR01	Monthly	$ (7,395)
BPER Banca SPA	Barclays Bank PLC	2,088,808	08/17/26	0.26%	1D ESTR	Monthly	263,204
BPER Banca SPA	Barclays Bank PLC	3,656,324	12/10/26	0.26%	1D ESTR	Monthly	460,721
BPER Banca SPA	UBS AG	10,167,225	09/03/29	0.23%	1D ESTR	Monthly	1,203,925
Bravura Solutions Ltd.	Barclays Bank PLC	1,891,310	05/12/27	0.00%	1D AONIA	Monthly	(12,704)
Brenntag SE	Citibank N.A.	107,636	07/06/26	0.00%	1D ESTR	Monthly	(371)
Breville Group Ltd.	Citibank N.A.	768,346	02/25/26	0.30%	1D AONIA	Monthly	(19,767)
Bridgestone Corp.	Barclays Bank PLC	4,092,587	09/09/27	0.22%	1D P TONA	Monthly	(152,740)
Bridgestone Corp.	BNP Paribas SA	27,940,104	03/24/27	0.15%	1D TONA	Monthly	136,357
Brighthouse Financial, Inc.	Citibank N.A.	1,431,420	06/25/26	0.20%	1D OBFR01	Monthly	(11,328)
BrightSpring Health Services, Inc.	SG Americas Securities LLC	14,901,380	12/08/25	0.20%	1D OBFR01	Monthly	(436,571)
Brinker International, Inc.	SG Americas Securities LLC	7,985,772	12/08/25	0.20%	1D OBFR01	Monthly	(594,174)
Brink’s Co.	Barclays Bank PLC	13,083,129	12/23/25	0.20%	1D OBFR01	Monthly	(908,021)
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	34,360,567	02/05/27	0.20%	1D FEDL01	Monthly	(3,370,226)
Broadstone Net Lease, Inc.	Bank of America N.A.	2,747,197	02/15/28	0.20%	1D OBFR01	Monthly	83,598
Brookdale Senior Living, Inc.	Bank of America N.A.	1,031,995	02/15/28	0.20%	1D OBFR01	Monthly	(6,615)
Brookdale Senior Living, Inc.	Goldman Sachs Bank USA	1,187,581	08/19/26	0.20%	1D FEDL01	Monthly	(7,613)
Brookdale Senior Living, Inc.	SG Americas Securities LLC	1,102,586	12/08/25	0.20%	1D OBFR01	Monthly	106,484
Brookfield Business Corp.	SG Americas Securities LLC	155,121	12/08/25	0.20%	CABROVER	Monthly	(4,696)
Brookfield Infrastructure Corp., Class A	Morgan Stanley & Co. International PLC	25,496,458	01/04/27	0.20%	CABROVER	Monthly	(1,105,092)
Brookfield Infrastructure Corp., Class A	Morgan Stanley & Co. International PLC	21,831,612	01/06/27	0.20%	CABROVER	Monthly	(942,316)
Brother Industries Ltd.	Morgan Stanley & Co. International PLC	9,815,873	01/06/27	0.25%	1D P TONA	Monthly	373,213
Brother Industries Ltd.	SG Americas Securities LLC	18,541,488	12/08/25	0.25%	1D P TONA	Monthly	500,941
Brother Industries Ltd.	SG Americas Securities LLC	8,898,083	12/08/25	0.25%	1D P TONA	Monthly	224,109
Brown-Forman Corp., Class B	Citibank N.A.	190,487	02/24/28	0.20%	1D OBFR01	Monthly	(3,452)
Brunswick Corp.	Citibank N.A.	221,052	06/25/26	0.20%	1D OBFR01	Monthly	(9,109)
Buckle, Inc.	Morgan Stanley & Co. International PLC	18,518,714	02/08/27	0.20%	1D FEDL01	Monthly	(111,851)
Budweiser Brewing Co APAC Ltd.	Bank of America N.A.	1,613,434	02/15/28	0.30%	HONIA	Monthly	(32,522)
Bunzl PLC	Morgan Stanley & Co. International PLC	3,710	01/27/27	0.25%	1D SONIA	Monthly	(89)
Burberry Group PLC	Bank of America N.A.	373,071	02/15/28	0.25%	1D SONIA	Monthly	15,090
Burberry Group PLC	Barclays Bank PLC	2,415,656	08/17/26	0.25%	1D SONIA	Monthly	(85,838)
Burberry Group PLC	Barclays Bank PLC	1,535,115	12/10/26	0.25%	1D SONIA	Monthly	(54,967)
Burckhardt Compression Holding AG	Citibank N.A.	1,542,382	02/26/26	0.26%	SSARON	Monthly	(8,783)
Bureau Veritas SA	Barclays Bank PLC	16,880,015	08/17/26	0.26%	1D ESTR	Monthly	(458,979)
Bureau Veritas SA	Morgan Stanley & Co. International PLC	17,566,367	01/04/27	0.26%	1D ESTR	Monthly	(477,642)
Bureau Veritas SA	Morgan Stanley & Co. International PLC	24,494,157	01/06/27	0.26%	1D ESTR	Monthly	(666,013)
Burkhalter Holding AG	SG Americas Securities LLC	136,352	12/08/25	0.26%	SSARON	Monthly	3,195
Buzzi SpA	Barclays Bank PLC	1,963,464	08/17/26	0.26%	1D ESTR	Monthly	(635)
Bytes Technology Group PLC	BNP Paribas SA	300,882	03/17/27	0.25%	1D SONIA	Monthly	32,238
Bytes Technology Group PLC	Goldman Sachs Bank USA	1,564,587	08/19/26	0.25%	1D SONIA	Monthly	167,638
CA Immobilien Anlagen AG	Barclays Bank PLC	28,692	12/10/26	0.26%	1D ESTR	Monthly	(62)
Cabot Corp.	Barclays Bank PLC	9,237,069	12/23/25	0.20%	1D OBFR01	Monthly	(524,583)
CACI International, Inc., Class A	Barclays Bank PLC	9,657,583	12/23/25	0.20%	1D OBFR01	Monthly	(341,634)
CACI International, Inc., Class A	SG Americas Securities LLC	4,206,726	12/08/25	0.20%	1D OBFR01	Monthly	(243,522)
CAE, Inc.	Barclays Bank PLC	17,921,760	10/20/25	0.20%	CABROVER	Monthly	146,708
CAE, Inc.	SG Americas Securities LLC	13,248,162	12/08/25	0.20%	CABROVER	Monthly	(137,377)
Caesars Entertainment, Inc.	UBS AG	5,257,660	04/18/28	0.20%	1D OBFR01	Monthly	(434,743)
CaixaBank SA	Morgan Stanley & Co. International PLC	3,527,596	01/06/27	0.26%	1D ESTR	Monthly	97,659
Calix, Inc.	Barclays Bank PLC	4,735,639	12/23/25	0.20%	1D OBFR01	Monthly	108,522
Cal-Maine Foods, Inc.	Bank of America N.A.	7,334,811	02/15/28	0.20%	1D OBFR01	Monthly	343,629
Camping World Holdings, Inc., Class A	SG Americas Securities LLC	4,567,663	12/08/25	0.20%	1D OBFR01	Monthly	(1,135,716)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Camtek Ltd/Israel	SG Americas Securities LLC	$ 2,496,038	12/08/25	0.20%	1D OBFR01	Monthly	$ 4,868
Canada Goose Holdings, Inc.	SG Americas Securities LLC	585,933	12/08/25	0.20%	CABROVER	Monthly	(134,943)
Canadian National Railway Co.	SG Americas Securities LLC	15,762,968	12/08/25	0.20%	CABROVER	Monthly	(644,762)
Canadian National Railway Co.	UBS AG	11,016,372	09/04/29	0.25%	1D CORRA	Monthly	(892,779)
Canadian Natural Resources Ltd.	Barclays Bank PLC	1,317,660	10/20/25	0.15%	CABROVER	Monthly	(11,483)
Canadian Natural Resources Ltd.	Goldman Sachs Bank USA	11,470,875	08/18/26	0.20%	1D CORRA	Monthly	237,586
Canadian Natural Resources Ltd.	Morgan Stanley & Co. International PLC	25,576,716	01/06/27	0.20%	CABROVER	Monthly	855,771
Canadian Pacific Kansas City Ltd.	Morgan Stanley & Co. International PLC	4,129,001	01/06/27	0.20%	CABROVER	Monthly	(142,943)
Canadian Tire Corp. Ltd., Class A	SG Americas Securities LLC	999,366	12/08/25	0.20%	CABROVER	Monthly	(20,437)
Canon Electronics, Inc.	Citibank N.A.	389,067	02/26/26	0.25%	1D P TONA	Monthly	(464)
Canon Marketing Japan, Inc.	Barclays Bank PLC	5,289,304	05/12/27	0.00%	1D P TONA	Monthly	180,516
Canon Marketing Japan, Inc.	SG Americas Securities LLC	1,093,388	12/08/25	0.25%	1D P TONA	Monthly	41,040
Canon, Inc.	Barclays Bank PLC	7,207,421	09/09/27	0.00%	1D P TONA	Monthly	526,619
Canon, Inc.	SG Americas Securities LLC	1,284,863	12/08/25	0.25%	1D P TONA	Monthly	69,943
Canon, Inc.	SG Americas Securities LLC	8,422,993	12/08/25	0.25%	1D P TONA	Monthly	458,512
Capcom Co. Ltd.	UBS AG	1,059,974	09/03/29	0.25%	1D P TONA	Monthly	(120,657)
Capgemini SE	Barclays Bank PLC	7,775,382	08/17/26	0.26%	1D ESTR	Monthly	(248,196)
Capgemini SE	Morgan Stanley & Co. International PLC	10,282,911	01/06/27	0.26%	1D ESTR	Monthly	(292,865)
Cardinal Health, Inc.	Barclays Bank PLC	19,268,738	12/23/25	0.20%	1D OBFR01	Monthly	(225,107)
Cargojet, Inc.	SG Americas Securities LLC	3,764,119	12/08/25	0.20%	CABROVER	Monthly	(179,834)
Cargurus, Inc.	Barclays Bank PLC	2,079,518	12/23/25	0.20%	1D OBFR01	Monthly	(29,975)
Carl Zeiss Meditec AG	Citibank N.A.	429,513	07/06/26	0.26%	1D ESTR	Monthly	(14,405)
Carlisle Cos, Inc.	SG Americas Securities LLC	1,119,109	12/08/25	0.20%	1D OBFR01	Monthly	(206,795)
Carlsberg AS, Class B	Citibank N.A.	190,700	08/03/26	0.00%	DESTR	Monthly	(4,821)
CarMax, Inc.	SG Americas Securities LLC	33,905,697	12/08/25	0.20%	1D OBFR01	Monthly	(5,466,531)
Carnival PLC	Barclays Bank PLC	3,327,310	08/17/26	0.25%	1D SONIA	Monthly	81,188
Carnival PLC	Barclays Bank PLC	4,601,950	12/10/26	0.25%	1D SONIA	Monthly	117,789
Carnival PLC	Morgan Stanley & Co. International PLC	3,797,053	01/04/27	0.25%	1D SONIA	Monthly	97,188
Carnival PLC	SG Americas Securities LLC	2,875,044	12/08/25	0.25%	1D SONIA	Monthly	147,304
Carnival PLC	SG Americas Securities LLC	2,147,061	12/08/25	0.25%	1D SONIA	Monthly	110,006
Carrefour SA	Bank of America N.A.	9,289,313	02/15/28	0.26%	1D ESTR	Monthly	276,390
Carrefour SA	UBS AG	2,481,684	04/18/28	0.26%	1D ESTR	Monthly	73,692
Carriage Services, Inc., Class A	BNP Paribas SA	2,084,721	04/16/26	0.20%	1D OBFR01	Monthly	(40,502)
Carriage Services, Inc., Class A	SG Americas Securities LLC	648,488	12/08/25	0.20%	1D OBFR01	Monthly	(21,090)
Carter’s, Inc.	Citibank N.A.	673,822	06/25/26	0.20%	1D OBFR01	Monthly	(48,817)
Carvana Co., Class A	UBS AG	11,606,526	04/18/28	0.20%	1D OBFR01	Monthly	1,388,866
Casio Computer Co. Ltd.	Citibank N.A.	598,072	02/26/26	0.25%	1D P TONA	Monthly	(19,740)
Castle Biosciences, Inc.	Bank of America N.A.	2,298,762	02/15/28	0.20%	1D OBFR01	Monthly	(453,174)
Castle Biosciences, Inc.	BNP Paribas SA	2,249,700	04/16/26	0.20%	1D OBFR01	Monthly	(411,035)
Castle Biosciences, Inc.	Goldman Sachs Bank USA	291,768	08/19/26	0.20%	1D FEDL01	Monthly	(57,519)
Castle Biosciences, Inc.	UBS AG	3,311,704	04/21/28	0.20%	1D OBFR01	Monthly	(652,864)
Cavco Industries, Inc.	Citibank N.A.	271,775	06/25/26	0.20%	1D OBFR01	Monthly	(8,985)
CBL & Associates Properties, Inc.	BNP Paribas SA	1,952,936	04/16/26	0.20%	1D OBFR01	Monthly	64,874
CBL & Associates Properties, Inc.	SG Americas Securities LLC	553,886	12/08/25	0.20%	1D OBFR01	Monthly	29,311
Cboe Global Markets, Inc.	SG Americas Securities LLC	3,818,074	12/08/25	0.20%	1D OBFR01	Monthly	139,562
CBRE Group, Inc., Class A	UBS AG	5,633,303	04/18/28	0.20%	1D OBFR01	Monthly	768,701
Celanese Corp., Class A	BNP Paribas SA	10,847,781	04/16/26	0.20%	1D OBFR01	Monthly	(877,910)
Cellnex Telecom SA	Morgan Stanley & Co. International PLC	1,806,707	01/04/27	0.26%	1D ESTR	Monthly	(143,935)
Cembra Money Bank AG	Morgan Stanley & Co. International PLC	30,839,099	01/04/27	0.26%	SSARON	Monthly	(3,595,889)
Cencora, Inc.	Morgan Stanley & Co. International PLC	6,847,946	02/05/27	0.20%	1D FEDL01	Monthly	(123,921)
Cenovus Energy, Inc.	UBS AG	3,964,973	04/18/28	0.25%	1D CORRA	Monthly	361,414
Centerra Gold, Inc.	Bank of America N.A.	5,953,760	02/15/28	0.20%	CABROVER	Monthly	(288,376)
Centerra Gold, Inc.	Goldman Sachs Bank USA	2,505,143	08/19/26	0.20%	1D CORRA	Monthly	(121,339)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Centerra Gold, Inc.	Morgan Stanley & Co. International PLC	$ 8,747,471	01/04/27	0.20%	CABROVER	Monthly	$ (846,259)
Centerra Gold, Inc.	UBS AG	8,347,811	04/21/28	0.25%	1D CORRA	Monthly	(408,127)
Central Garden & Pet Co., Class A	UBS AG	25,012	04/21/28	0.20%	1D OBFR01	Monthly	(183)
Centrica PLC	Bank of America N.A.	5,546,815	02/15/28	0.25%	1D SONIA	Monthly	344,725
Century Communities, Inc.	Barclays Bank PLC	9,649,438	12/23/25	0.20%	1D OBFR01	Monthly	(1,125,162)
Century Communities, Inc.	SG Americas Securities LLC	3,014,471	12/08/25	0.20%	1D OBFR01	Monthly	(135,688)
Cerence, Inc.	SG Americas Securities LLC	3,148,736	12/08/25	0.20%	1D OBFR01	Monthly	(537,441)
CES Energy Solutions Corp.	Goldman Sachs Bank USA	1,463,873	08/18/26	0.20%	1D CORRA	Monthly	(12,015)
CES Energy Solutions Corp.	Morgan Stanley & Co. International PLC	2,629,318	01/04/27	0.20%	CABROVER	Monthly	(60,240)
CGI, Inc.	Bank of America N.A.	18,788,741	02/15/28	0.20%	CABROVER	Monthly	(560,315)
CGI, Inc.	Bank of America N.A.	14,901,697	02/15/28	0.20%	CABROVER	Monthly	(427,992)
CGI, Inc.	Morgan Stanley & Co. International PLC	6,449,173	01/04/27	0.20%	CABROVER	Monthly	(241,212)
Challenger Ltd.	BNP Paribas SA	2,720,647	03/22/27	0.25%	1D AONIA	Monthly	(13,425)
Challenger Ltd.	Goldman Sachs Bank USA	282,153	08/19/26	0.30%	1D AONIA	Monthly	(1,099)
Challenger Ltd.	UBS AG	1,336,329	04/03/28	0.25%	1D AONIA	Monthly	(5,204)
Champion Homes, Inc.	Citibank N.A.	869,230	06/25/26	0.20%	1D OBFR01	Monthly	(45,496)
Charles River Laboratories International, Inc.	SG Americas Securities LLC	13,347,050	12/08/25	0.18%	1D OBFR01	Monthly	948,004
Charles Schwab Corp.	SG Americas Securities LLC	12,278,375	12/08/25	0.20%	1D OBFR01	Monthly	743,952
Charter Communications, Inc., Class A	Barclays Bank PLC	11,068,052	12/23/25	0.20%	1D OBFR01	Monthly	(1,388,870)
Charter Hall Group	Bank of America N.A.	2,100,552	02/15/28	0.25%	1D AONIA	Monthly	47,143
Charter Hall Retail REIT	Barclays Bank PLC	5,350,427	05/12/27	0.00%	1D AONIA	Monthly	10,875
Charter Hall Social Infrastructure REIT	Bank of America N.A.	1,129,498	02/15/28	0.25%	1D AONIA	Monthly	14,950
Charter Hall Social Infrastructure REIT	Goldman Sachs Bank USA	544,662	08/19/26	0.30%	1D AONIA	Monthly	10,591
Charter Hall Social Infrastructure REIT	Morgan Stanley & Co. International PLC	2,123,518	01/06/27	0.29%	1D AONIA	Monthly	5,085
Chatham Lodging Trust	Barclays Bank PLC	1,050,853	12/23/25	0.20%	1D OBFR01	Monthly	(77,101)
Check Point Software Technologies Ltd.	Morgan Stanley & Co. International PLC	10,340,090	02/05/27	0.20%	1D FEDL01	Monthly	(1,702,086)
Cheesecake Factory, Inc.	Bank of America N.A.	138,754	02/15/28	0.00%	1D OBFR01	Monthly	(5)
Chefs’ Warehouse, Inc.	Bank of America N.A.	250,802	02/15/28	0.00%	1D OBFR01	Monthly	(9)
Chemours Co.	SG Americas Securities LLC	519,677	12/08/25	0.20%	1D OBFR01	Monthly	(80,395)
Chemring Group PLC	Bank of America N.A.	730,439	02/15/28	0.25%	1D SONIA	Monthly	(8,721)
Chemring Group PLC	Barclays Bank PLC	1,560,788	12/10/26	0.25%	1D SONIA	Monthly	(24,326)
Chemring Group PLC	Goldman Sachs Bank USA	1,988,354	08/19/26	0.25%	1D SONIA	Monthly	(23,740)
Chemtrade Logistics Income Fund	Bank of America N.A.	2,038,221	02/15/28	0.20%	CABROVER	Monthly	9,570
Chemtrade Logistics Income Fund	SG Americas Securities LLC	1,029,364	12/08/25	0.20%	CABROVER	Monthly	(2,168)
Cheniere Energy, Inc.	Barclays Bank PLC	30,088,076	12/23/25	0.20%	1D OBFR01	Monthly	1,783,558
Cheniere Energy, Inc.	SG Americas Securities LLC	6,993,297	12/08/25	0.20%	1D OBFR01	Monthly	(26,582)
Chipotle Mexican Grill, Inc.	Citibank N.A.	603,914	02/24/28	0.00%	1D OBFR01	Monthly	(35)
Chocoladefabriken Lindt & Spruengli AG	Bank of America N.A.	22,184,843	02/15/28	0.26%	SSARON	Monthly	(1,781,283)
Chocoladefabriken Lindt & Spruengli AG	Bank of America N.A.	23,167,671	02/15/28	0.26%	SSARON	Monthly	(2,278,662)
Choice Hotels International, Inc.	SG Americas Securities LLC	4,620,477	12/08/25	0.20%	1D OBFR01	Monthly	(207,075)
Chubb Ltd.	BNP Paribas SA	316,355	04/16/26	0.20%	1D OBFR01	Monthly	(2,960)
Cie Financiere Richemont SA	UBS AG	888,678	04/18/28	0.26%	SSARON	Monthly	(18,580)
Ciena Corp.	Morgan Stanley & Co. International PLC	2,666,451	02/05/27	0.20%	1D FEDL01	Monthly	268,036
Cigna Group	SG Americas Securities LLC	9,753,075	12/08/25	0.20%	1D OBFR01	Monthly	(770,978)
Cimpress PLC	Bank of America N.A.	1,147,816	02/15/28	0.20%	1D OBFR01	Monthly	299,647
Cimpress PLC	Barclays Bank PLC	2,976,698	12/23/25	0.20%	1D OBFR01	Monthly	503,352
Cimpress PLC	Goldman Sachs Bank USA	472,548	08/19/26	0.20%	1D FEDL01	Monthly	123,362
Cimpress PLC	SG Americas Securities LLC	228,149	12/08/25	0.20%	1D OBFR01	Monthly	35,900
Cinemark Holdings, Inc.	Citibank N.A.	2,593,373	06/25/26	0.20%	1D OBFR01	Monthly	(106,716)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Citigroup, Inc.	Barclays Bank PLC	$ 2,898,396	12/23/25	0.20%	1D OBFR01	Monthly	$ (9,250)
Citizen Watch Co. Ltd.	SG Americas Securities LLC	5,979,745	12/08/25	0.25%	1D P TONA	Monthly	302,375
Citizen Watch Co. Ltd.	UBS AG	3,966,582	04/03/28	0.25%	1D P TONA	Monthly	208,093
Citizens Financial Group, Inc.	BNP Paribas SA	2,828,200	04/16/26	0.20%	1D OBFR01	Monthly	62,391
Civitas Resources, Inc.	Barclays Bank PLC	15,867,522	12/23/25	0.20%	1D OBFR01	Monthly	345,355
Ck Hutchison Holdings Ltd.	Barclays Bank PLC	4,783,667	09/09/27	0.00%	HONIA	Monthly	36,248
Ck Hutchison Holdings Ltd.	Morgan Stanley & Co. International PLC	2,525,312	01/06/27	0.30%	HONIA	Monthly	19,707
CK Infrastructure Holdings Ltd.	Barclays Bank PLC	1,596,752	05/13/27	0.00%	HONIA	Monthly	68,915
CK Infrastructure Holdings Ltd.	UBS AG	580,939	09/03/29	0.25%	HONIA	Monthly	31,801
CKD Corp.	BNP Paribas SA	898,818	03/24/27	0.25%	1D TONA	Monthly	18,838
CKD Corp.	SG Americas Securities LLC	2,398,826	12/08/25	0.25%	1D P TONA	Monthly	89,915
Clariant AG, Registered Shares	Barclays Bank PLC	820,727	11/09/26	0.26%	SSARON	Monthly	(21,469)
Clariant AG, Registered Shares	SG Americas Securities LLC	6,630,388	12/08/25	0.26%	SSARON	Monthly	(284,639)
Clarkson PLC	SG Americas Securities LLC	2,862,504	12/08/25	0.25%	1D SONIA	Monthly	77,416
Clear Secure, Inc., Class A	SG Americas Securities LLC	1,403,807	12/08/25	0.20%	1D OBFR01	Monthly	39,254
Cleveland-Cliffs, Inc.	Barclays Bank PLC	20,617,160	12/23/25	0.20%	1D OBFR01	Monthly	(1,464,490)
CME Group, Inc.	Barclays Bank PLC	16,262,737	12/23/25	0.20%	1D OBFR01	Monthly	166,080
CNX Resources Corp.	SG Americas Securities LLC	584,478	12/08/25	0.20%	1D OBFR01	Monthly	(14,771)
Coca-Cola Bottlers Japan Holdings, Inc.	BNP Paribas SA	6,459,546	03/24/27	0.25%	1D TONA	Monthly	113,774
Coca-Cola Bottlers Japan Holdings, Inc.	SG Americas Securities LLC	9,275,649	12/08/25	0.25%	1D P TONA	Monthly	(50,983)
Coca-Cola Bottlers Japan Holdings, Inc.	UBS AG	2,635,332	04/03/28	0.25%	1D P TONA	Monthly	55,769
Coca-Cola Co.	UBS AG	1,101,248	04/18/28	0.20%	1D OBFR01	Monthly	(21,322)
Coca-Cola Consolidated, Inc.	SG Americas Securities LLC	157,607	12/08/25	0.00%	1D OBFR01	Monthly	(598)
Coca-Cola HBC AG	Barclays Bank PLC	4,333,922	08/17/26	0.25%	1D SONIA	Monthly	(105,985)
Coca-Cola HBC AG	SG Americas Securities LLC	19,340,823	12/08/25	0.25%	1D SONIA	Monthly	31,446
Codan Ltd.	Barclays Bank PLC	390,569	05/12/27	0.00%	1D AONIA	Monthly	(20,197)
Codan Ltd.	BNP Paribas SA	434,645	03/22/27	0.25%	1D AONIA	Monthly	40,037
Codan Ltd.	Morgan Stanley & Co. International PLC	1,056,441	01/06/27	0.29%	1D AONIA	Monthly	20,435
Coface SA	Barclays Bank PLC	2,036,273	12/10/26	0.26%	1D ESTR	Monthly	30,731
Cognex Corp.	Barclays Bank PLC	6,363,487	12/23/25	0.20%	1D OBFR01	Monthly	1,209,174
Cognizant Technology Solutions Corp.	Barclays Bank PLC	2,895,709	12/23/25	0.20%	1D OBFR01	Monthly	(147,301)
Cognyte Software Ltd.	SG Americas Securities LLC	1,899,265	12/08/25	0.20%	1D OBFR01	Monthly	24,936
Coles Group Ltd.	SG Americas Securities LLC	5,547,024	12/08/25	0.30%	1D AONIA	Monthly	79,605
Coles Group Ltd.	UBS AG	1,091,669	09/03/29	0.25%	1D AONIA	Monthly	2,539
Colliers International Group, Inc.	Morgan Stanley & Co. International PLC	3,124,788	01/04/27	0.20%	CABROVER	Monthly	300,659
Collins Foods Ltd.	UBS AG	497,240	04/03/28	0.25%	1D AONIA	Monthly	22,533
Colruyt Group N.V	Barclays Bank PLC	1,172,365	12/10/26	0.26%	1D ESTR	Monthly	6,663
Columbia Banking System, Inc.	SG Americas Securities LLC	1,809,653	12/08/25	0.20%	1D OBFR01	Monthly	(26,510)
Columbia Sportswear Co.	Barclays Bank PLC	2,010,919	12/23/25	0.20%	1D OBFR01	Monthly	(102,926)
Columbus McKinnon Corp.	Citibank N.A.	460,000	06/25/26	0.20%	1D OBFR01	Monthly	(46,665)
Comfort Systems USA, Inc.	BNP Paribas SA	4,882,982	04/16/26	0.20%	1D OBFR01	Monthly	1,488,213
Comfort Systems USA, Inc.	SG Americas Securities LLC	11,996,168	12/08/25	0.20%	1D OBFR01	Monthly	4,000,391
ComfortDelGro Corp. Ltd.	Barclays Bank PLC	4,536,302	12/24/27	0.00%	SORA	Monthly	94,136
Commerzbank AG	Barclays Bank PLC	8,586,445	12/10/26	0.26%	1D ESTR	Monthly	751,576
Commonwealth Bank of Australia	Barclays Bank PLC	18,097,442	09/09/27	0.00%	1D AONIA	Monthly	238,030
Commonwealth Bank of Australia	Morgan Stanley & Co. International PLC	23,557,956	01/07/27	0.29%	1D AONIA	Monthly	221,823
Community Trust Bancorp, Inc.	SG Americas Securities LLC	2,226,142	12/08/25	0.20%	1D OBFR01	Monthly	(62,138)
CommVault Systems, Inc.	BNP Paribas SA	1,702,851	04/16/26	0.20%	1D OBFR01	Monthly	(30,341)
Compass Group PLC	BNP Paribas SA	4,416,808	03/22/27	0.25%	1D SONIA	Monthly	67,937
Compass Minerals International, Inc.	SG Americas Securities LLC	5,412,651	12/08/25	0.20%	1D OBFR01	Monthly	(473,359)
Compass Minerals International, Inc.	UBS AG	700,277	04/21/28	0.20%	1D OBFR01	Monthly	(62,119)
Compass, Inc., Class A	Morgan Stanley & Co. International PLC	3,566,452	02/08/27	0.20%	1D FEDL01	Monthly	312,675

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Computacenter PLC	Barclays Bank PLC	$ 4,976,466	12/10/26	0.25%	1D SONIA	Monthly	$ 107,772
Computacenter PLC	SG Americas Securities LLC	1,899,734	12/08/25	0.25%	1D SONIA	Monthly	(16,042)
COMSYS Holdings Corp.	Bank of America N.A.	3,462,712	02/15/28	0.25%	1D P TONA	Monthly	5,818
COMSYS Holdings Corp.	Barclays Bank PLC	15,221,081	05/12/27	0.00%	1D P TONA	Monthly	115,644
Concentra Group Holdings Parent, Inc.	Barclays Bank PLC	8,631,049	12/23/25	0.20%	1D OBFR01	Monthly	88,392
Confluent, Inc., Class A	Morgan Stanley & Co. International PLC	281,188	02/05/27	0.20%	1D FEDL01	Monthly	(96,405)
Consolidated Edison, Inc.	Barclays Bank PLC	5,635,918	12/23/25	0.20%	1D OBFR01	Monthly	(4,897)
Constellation Brands, Inc., Class A	BNP Paribas SA	225,645	04/16/26	0.20%	1D OBFR01	Monthly	(5,820)
Constellium SE, Class A	Goldman Sachs Bank USA	266,880	08/18/26	0.20%	1D FEDL01	Monthly	1,370
Constellium SE, Class A	SG Americas Securities LLC	10,031,923	12/08/25	0.20%	1D OBFR01	Monthly	(437,007)
Construction Partners, Inc., Class A	Barclays Bank PLC	591,652	12/23/25	0.20%	1D OBFR01	Monthly	(22,051)
Continental AG	UBS AG	1,069,481	04/18/28	0.26%	1D ESTR	Monthly	(9,109)
ConvaTec Group PLC	Citibank N.A.	947,675	07/06/26	0.00%	1D SONIA	Monthly	(611)
Core & Main, Inc., Class A	Bank of America N.A.	240	02/15/28	0.20%	1D OBFR01	Monthly	14
Core & Main, Inc., Class A	Barclays Bank PLC	1,075,809	12/23/25	0.20%	1D OBFR01	Monthly	(14,230)
Corteva, Inc.	Citibank N.A.	1,876,425	02/24/28	0.20%	1D OBFR01	Monthly	(17,058)
Cosmo Energy Holdings Co. Ltd.	BNP Paribas SA	5,505,960	09/07/26	0.15%	1D TONA	Monthly	241,584
Cosmo Energy Holdings Co. Ltd.	UBS AG	9,218,108	04/18/28	0.25%	1D P TONA	Monthly	448,417
Coursera, Inc.	Bank of America N.A.	1,485,037	02/15/28	0.20%	1D OBFR01	Monthly	741,638
Coursera, Inc.	Barclays Bank PLC	8,336,681	12/23/25	0.20%	1D OBFR01	Monthly	3,401,366
Coursera, Inc.	BNP Paribas SA	3,060,754	04/16/26	0.20%	1D OBFR01	Monthly	1,504,650
Coursera, Inc.	SG Americas Securities LLC	1,265,666	12/08/25	0.20%	1D OBFR01	Monthly	615,988
Coursera, Inc.	UBS AG	2,982,028	04/21/28	0.20%	1D OBFR01	Monthly	1,489,245
CPI Europe AG	Barclays Bank PLC	663,638	12/10/26	0.26%	1D ESTR	Monthly	74
CRA International, Inc.	Bank of America N.A.	2,072,486	02/15/28	0.20%	1D OBFR01	Monthly	(138,589)
CRA International, Inc.	SG Americas Securities LLC	7,196,945	12/08/25	0.20%	1D OBFR01	Monthly	(623,250)
CRA International, Inc.	UBS AG	1,803,462	04/21/28	0.20%	1D OBFR01	Monthly	(120,599)
Crane Co.	UBS AG	2,560,664	04/18/28	0.20%	1D OBFR01	Monthly	137,243
Craneware PLC	Barclays Bank PLC	1,156,141	12/10/26	0.25%	1D SONIA	Monthly	(72,895)
Craneware PLC	BNP Paribas SA	725,572	03/17/27	0.25%	1D SONIA	Monthly	(3,447)
Cranswick PLC	Barclays Bank PLC	9,897,653	12/10/26	0.25%	1D SONIA	Monthly	99,772
Create Restaurants Holdings, Inc.	SG Americas Securities LLC	729,777	12/08/25	0.25%	1D P TONA	Monthly	(1,286)
Create SD Holdings Co. Ltd.	Bank of America N.A.	4,051,026	02/15/28	0.25%	1D P TONA	Monthly	(99,207)
Create SD Holdings Co. Ltd.	BNP Paribas SA	2,495,340	03/24/27	0.25%	1D TONA	Monthly	(66,784)
Create SD Holdings Co. Ltd.	Goldman Sachs Bank USA	791,207	08/19/26	0.25%	1D P TONA	Monthly	(20,454)
Credit Acceptance Corp.	Barclays Bank PLC	4,863,711	12/23/25	0.20%	1D OBFR01	Monthly	(259,491)
Credit Agricole SA	Barclays Bank PLC	21,331,904	08/17/26	0.26%	1D ESTR	Monthly	36,232
Credit Agricole SA	Morgan Stanley & Co. International PLC	23,849,939	01/06/27	0.26%	1D ESTR	Monthly	(125,344)
Credit Corp Group Ltd.	Morgan Stanley & Co. International PLC	412,459	01/06/27	0.29%	1D AONIA	Monthly	(1,478)
Credit Corp Group Ltd.	UBS AG	864,179	04/03/28	0.25%	1D AONIA	Monthly	12,280
Credito Emiliano SpA	Bank of America N.A.	290,414	02/15/28	0.26%	1D ESTR	Monthly	12,377
Credito Emiliano SpA	BNP Paribas SA	722,856	03/17/27	0.26%	1D ESTR	Monthly	36,676
Credito Emiliano SpA	Goldman Sachs Bank USA	109,347	08/19/26	0.26%	1D ESTR	Monthly	4,660
Credito Emiliano SpA	Morgan Stanley & Co. International PLC	790,118	01/04/27	0.26%	1D ESTR	Monthly	45,479
Credito Emiliano SpA	UBS AG	151,175	04/24/28	0.26%	1D ESTR	Monthly	6,443
Credo Technology Group Holding Ltd.	UBS AG	10,730,837	04/18/28	0.20%	1D OBFR01	Monthly	954,248
Crimson Wine Group Ltd.	Goldman Sachs Bank USA	6	08/19/26	0.20%	1D FEDL01	Monthly	—
Crocs, Inc.	Barclays Bank PLC	1,149,191	12/23/25	0.20%	1D OBFR01	Monthly	(75,597)
Crombie Real Estate Investment Trust	SG Americas Securities LLC	181,827	12/08/25	0.20%	CABROVER	Monthly	(3,685)
Crown Holdings, Inc.	Barclays Bank PLC	734,403	12/23/25	0.20%	1D OBFR01	Monthly	(25,867)
CSG Systems International, Inc.	Barclays Bank PLC	7,227,662	12/23/25	0.20%	1D OBFR01	Monthly	15,075
CTS Corp.	Citibank N.A.	192,264	06/25/26	0.20%	1D OBFR01	Monthly	(7,013)
CTT-Correios de Portugal SA	SG Americas Securities LLC	288,403	12/08/25	0.26%	1D ESTR	Monthly	1,881
CubeSmart	SG Americas Securities LLC	15,696,738	12/08/25	0.19%	1D OBFR01	Monthly	(1,332,217)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CubeSmart	UBS AG	$ 9,074,277	04/18/28	0.20%	1D OBFR01	Monthly	$ (512,404)
Currys PLC	SG Americas Securities LLC	2,888,156	12/08/25	0.25%	1D SONIA	Monthly	(121,805)
Currys PLC	UBS AG	5,303,790	04/24/28	0.25%	1D SONIA	Monthly	(204,944)
Curtiss-Wright Corp.	SG Americas Securities LLC	2,792,578	12/08/25	0.20%	1D OBFR01	Monthly	52,169
CyberAgent, Inc.	BNP Paribas SA	13,390,250	09/07/26	0.15%	1D TONA	Monthly	(61,838)
CyberAgent, Inc.	Citibank N.A.	1,384,665	02/26/26	0.25%	1D P TONA	Monthly	(19,574)
D.R. Horton, Inc.	Barclays Bank PLC	7,579,830	12/23/25	0.20%	1D OBFR01	Monthly	(526,391)
D/S Norden A/S	Barclays Bank PLC	6,360,586	02/18/26	0.28%	DESTR	Monthly	5,172
Dai Nippon Printing Co. Ltd.	Barclays Bank PLC	4,383,736	09/09/27	0.00%	1D P TONA	Monthly	229,942
Dai Nippon Printing Co. Ltd.	SG Americas Securities LLC	2,736,419	12/08/25	0.25%	1D P TONA	Monthly	172,538
Dai Nippon Printing Co. Ltd.	SG Americas Securities LLC	1,707,908	12/08/25	0.25%	1D P TONA	Monthly	107,688
Dai-Dan Co. Ltd.	Bank of America N.A.	765,325	02/15/28	0.25%	1D P TONA	Monthly	31,433
Dai-Dan Co. Ltd.	SG Americas Securities LLC	3,590,099	12/08/25	0.25%	1D P TONA	Monthly	199,063
Dai-Dan Co. Ltd.	UBS AG	993,170	04/03/28	0.25%	1D P TONA	Monthly	40,791
Dai-ichi Life Holdings, Inc.	Barclays Bank PLC	5,140,671	09/09/27	0.00%	1D P TONA	Monthly	283,130
Dai-ichi Life Holdings, Inc.	SG Americas Securities LLC	7,203,672	12/08/25	0.25%	1D P TONA	Monthly	850,930
Daito Trust Construction Co. Ltd.	SG Americas Securities LLC	5,652,049	12/08/25	0.25%	1D P TONA	Monthly	19,673
Daiwa House Industry Co. Ltd.	Bank of America N.A.	4,006,432	02/15/28	0.00%	1D P TONA	Monthly	69,978
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	8,502,492	05/12/27	0.22%	1D P TONA	Monthly	139,630
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	3,209,034	09/09/27	0.22%	1D P TONA	Monthly	57,383
Daiwa Securities Group, Inc.	Barclays Bank PLC	863,691	09/09/27	0.00%	1D P TONA	Monthly	(6,687)
Daiwa Securities Group, Inc.	BNP Paribas SA	8,142,919	03/24/27	0.25%	1D TONA	Monthly	238,455
Daiwa Securities Group, Inc.	SG Americas Securities LLC	2,914,969	12/08/25	0.25%	1D P TONA	Monthly	154,512
Daiwa Securities Living Investments Corp.	Barclays Bank PLC	3,984,446	05/12/27	0.25%	1D P TONA	Monthly	119,404
Daiwabo Holdings Co. Ltd.	SG Americas Securities LLC	15,143,627	12/08/25	0.25%	1D P TONA	Monthly	901,305
Dana, Inc.	Citibank N.A.	3,985,859	06/25/26	0.20%	1D OBFR01	Monthly	(54,208)
Danaher Corp.	SG Americas Securities LLC	5,605,850	12/08/25	0.20%	1D OBFR01	Monthly	(112,578)
Danone SA	Morgan Stanley & Co. International PLC	40,096,827	01/06/27	0.26%	1D ESTR	Monthly	2,623,217
Darden Restaurants, Inc.	Morgan Stanley & Co. International PLC	12,364,336	02/05/27	0.20%	1D FEDL01	Monthly	(448,463)
Dassault Systemes SE	UBS AG	27,399,368	09/03/29	0.26%	1D ESTR	Monthly	(2,612,005)
Data#3 Ltd.	Bank of America N.A.	369,116	02/15/28	0.25%	1D AONIA	Monthly	(10,222)
Data#3 Ltd.	BNP Paribas SA	966,058	03/22/27	0.25%	1D AONIA	Monthly	(26,268)
Data#3 Ltd.	Goldman Sachs Bank USA	926,272	08/19/26	0.30%	1D AONIA	Monthly	(25,651)
DBS Group Holdings Ltd.	BNP Paribas SA	8,146,655	04/12/27	0.30%	SORA	Monthly	229,305
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	17,860,675	01/06/27	0.30%	SORA	Monthly	153,879
De’ Longhi SpA	Bank of America N.A.	896,488	02/15/28	0.26%	1D ESTR	Monthly	(31,297)
De’ Longhi SpA	BNP Paribas SA	977,134	03/17/27	0.26%	1D ESTR	Monthly	(34,113)
De’ Longhi SpA	Goldman Sachs Bank USA	827,975	08/19/26	0.26%	1D ESTR	Monthly	(28,906)
De’ Longhi SpA	UBS AG	1,043,541	04/24/28	0.26%	1D ESTR	Monthly	(36,431)
Delek U.S. Holdings, Inc.	Barclays Bank PLC	9,915,738	12/23/25	0.20%	1D OBFR01	Monthly	(823,497)
Delek U.S. Holdings, Inc.	SG Americas Securities LLC	5,111,779	12/08/25	0.20%	1D OBFR01	Monthly	(334,644)
Delta Air Lines, Inc.	SG Americas Securities LLC	20,085,959	12/08/25	0.20%	1D OBFR01	Monthly	1,038,571
Deluxe Corp.	Bank of America N.A.	352,367	02/15/28	0.20%	1D OBFR01	Monthly	7,146
Deluxe Corp.	Barclays Bank PLC	1,606,390	12/23/25	0.20%	1D OBFR01	Monthly	(57,715)
Deluxe Corp.	BNP Paribas SA	480,012	04/16/26	0.20%	1D OBFR01	Monthly	9,734
Deluxe Corp.	Goldman Sachs Bank USA	167,678	08/19/26	0.20%	1D FEDL01	Monthly	3,400
Deluxe Corp.	UBS AG	508,479	04/21/28	0.20%	1D OBFR01	Monthly	10,311
Denso Corp.	Barclays Bank PLC	7,055,013	05/12/27	0.15%	1D P TONA	Monthly	385,359
Denso Corp.	Barclays Bank PLC	1,838,369	09/09/27	0.15%	1D P TONA	Monthly	100,415
Denso Corp.	SG Americas Securities LLC	3,146,375	12/08/25	0.25%	1D P TONA	Monthly	173,573
Dentsu Group, Inc.	UBS AG	1,083,444	09/03/29	0.15%	1D P TONA	Monthly	42,602
Dentsu Soken, Inc.	SG Americas Securities LLC	2,498,475	12/08/25	0.25%	1D P TONA	Monthly	5,141
Derwent London PLC	SG Americas Securities LLC	4,171,258	12/08/25	0.25%	1D SONIA	Monthly	(89,701)
Deutsche Bank AG	Barclays Bank PLC	5,440,274	08/17/26	0.26%	1D ESTR	Monthly	622,023
Deutsche Bank AG	Morgan Stanley & Co. International PLC	7,633,408	01/04/27	0.26%	1D ESTR	Monthly	872,779
Deutsche Telekom AG	Citibank N.A.	508,023	07/06/26	0.26%	1D ESTR	Monthly	(1,704)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Deutsche Telekom AG	JPMorgan Chase Bank N.A.	$ 8,712,449	02/10/26	0.05%	1D ESTR	Monthly	$ 111,818
Deutsche Telekom AG, Registered Shares	Goldman Sachs Bank USA	28,388,825	08/19/26	0.05%	1D ESTR	Monthly	1,144,805
Deutsche Telekom AG, Registered Shares	Goldman Sachs Bank USA	20,516,279	08/19/26	0.05%	1D ESTR	Monthly	827,338
Deutz AG	Bank of America N.A.	913,041	02/15/28	0.26%	1D ESTR	Monthly	(24,354)
Deutz AG	Barclays Bank PLC	973,249	12/10/26	0.26%	1D ESTR	Monthly	8,859
Deutz AG	Goldman Sachs Bank USA	744,964	08/19/26	0.26%	1D ESTR	Monthly	(19,871)
Devon Energy Corp.	Barclays Bank PLC	15,066,943	12/23/25	0.20%	1D OBFR01	Monthly	188,279
DHT Holdings, Inc.	Bank of America N.A.	4,109,226	02/15/28	0.20%	1D OBFR01	Monthly	53,427
DIC Corp.	Bank of America N.A.	15,625,421	02/15/28	0.00%	1D P TONA	Monthly	309,532
DIC Corp.	Goldman Sachs Bank USA	3,946,751	08/19/26	0.25%	1D P TONA	Monthly	79,919
Dicker Data Ltd.	Morgan Stanley & Co. International PLC	302,852	01/06/27	0.29%	1D AONIA	Monthly	3,799
Dicker Data Ltd.	UBS AG	838,580	04/03/28	0.25%	1D AONIA	Monthly	34,983
Digi International, Inc.	SG Americas Securities LLC	4,008,824	12/08/25	0.20%	1D OBFR01	Monthly	(308,633)
Digi International, Inc.	UBS AG	1,224,626	04/21/28	0.20%	1D OBFR01	Monthly	(9,317)
DigiCo Infrastructure REIT	Bank of America N.A.	1,546,201	02/15/28	0.25%	1D AONIA	Monthly	102,772
Digital Turbine, Inc.	Barclays Bank PLC	1,594,804	12/23/25	0.20%	1D OBFR01	Monthly	17,753
Digital Turbine, Inc.	Citibank N.A.	1,602,711	06/25/26	0.20%	1D OBFR01	Monthly	37,210
Digitalbridge Group, Inc.	Morgan Stanley & Co. International PLC	1,468,069	02/08/27	0.20%	1D FEDL01	Monthly	(29,060)
DigitalOcean Holdings, Inc.	SG Americas Securities LLC	12,086,087	12/08/25	0.20%	1D OBFR01	Monthly	(601,749)
Diodes, Inc.	SG Americas Securities LLC	2,028,711	12/08/25	0.20%	1D OBFR01	Monthly	(273,410)
DiscoverIE Group PLC	BNP Paribas SA	404,566	03/17/27	0.25%	1D SONIA	Monthly	(7,471)
DiscoverIE Group PLC	SG Americas Securities LLC	739,054	12/08/25	0.25%	1D SONIA	Monthly	(4,254)
DKSH Holding AG	Goldman Sachs Bank USA	2,844,903	08/19/26	0.26%	SSARON	Monthly	(340,350)
DKSH Holding AG	Morgan Stanley & Co. International PLC	1,846,735	01/04/27	0.26%	SSARON	Monthly	(45,578)
DMG Mori Co. Ltd.	Barclays Bank PLC	9,255,566	09/09/27	0.15%	1D P TONA	Monthly	472,575
DMG Mori Co. Ltd.	BNP Paribas SA	936,399	09/07/26	0.15%	1D TONA	Monthly	50,280
DMG Mori Co. Ltd.	Goldman Sachs Bank USA	774,119	08/19/26	0.25%	1D P TONA	Monthly	41,566
DMG Mori Co. Ltd.	SG Americas Securities LLC	3,970,444	12/08/25	0.25%	1D P TONA	Monthly	359,849
DMG Mori Co. Ltd.	SG Americas Securities LLC	6,097,619	12/08/25	0.25%	1D P TONA	Monthly	552,639
DNB Bank ASA	BNP Paribas SA	1,275,350	03/18/27	0.25%	NOWA	Monthly	2,641
DNB Bank ASA	Citibank N.A.	1,202,501	02/26/26	0.26%	NOWA	Monthly	(4,635)
DNOW, Inc.	Barclays Bank PLC	3,454,965	12/23/25	0.20%	1D OBFR01	Monthly	100,541
DNOW, Inc.	Goldman Sachs Bank USA	2,694,398	08/19/26	0.20%	1D FEDL01	Monthly	217,049
DNOW, Inc.	SG Americas Securities LLC	2,391,845	12/08/25	0.20%	1D OBFR01	Monthly	238,339
DO & CO AG	Bank of America N.A.	3,212,876	02/15/28	0.26%	1D ESTR	Monthly	(122,151)
DocMorris AG	SG Americas Securities LLC	145,074	12/08/25	0.26%	SSARON	Monthly	(12,097)
Dole PLC	SG Americas Securities LLC	5,401,088	12/08/25	0.20%	1D OBFR01	Monthly	92,590
Dole PLC	UBS AG	1,196,773	04/21/28	0.20%	1D OBFR01	Monthly	46,265
Dollarama, Inc.	Citibank N.A.	1,060,244	02/24/28	0.20%	1D CORRA	Monthly	13,629
Domino’s Pizza Enterprises Ltd.	BNP Paribas SA	6,016,561	03/22/27	0.25%	1D AONIA	Monthly	55,053
Donaldson Co., Inc.	Citibank N.A.	47,443	02/24/28	0.20%	1D OBFR01	Monthly	(87)
DoorDash, Inc., Class A	Morgan Stanley & Co. International PLC	3,724,644	02/05/27	0.20%	1D FEDL01	Monthly	161,988
Dorian LPG Ltd.	SG Americas Securities LLC	3,946,830	12/08/25	0.20%	1D OBFR01	Monthly	363,839
dormakaba Holding AG	BNP Paribas SA	6,393,062	03/17/27	0.26%	SSARON	Monthly	328,494
dormakaba Holding AG	Morgan Stanley & Co. International PLC	1,280,383	01/04/27	0.26%	SSARON	Monthly	31,493
DoubleVerify Holdings, Inc.	BNP Paribas SA	14,346,242	04/16/26	0.20%	1D OBFR01	Monthly	371,407
Douglas AG	Goldman Sachs Bank USA	896,228	08/19/26	0.26%	1D ESTR	Monthly	(6,831)
Doutor Nichires Holdings Co. Ltd.	Bank of America N.A.	2,378,845	02/15/28	0.25%	1D P TONA	Monthly	18,018
Doutor Nichires Holdings Co. Ltd.	BNP Paribas SA	2,105,187	03/24/27	0.25%	1D TONA	Monthly	15,945
Doutor Nichires Holdings Co. Ltd.	Goldman Sachs Bank USA	441,809	08/19/26	0.25%	1D P TONA	Monthly	3,346
Doutor Nichires Holdings Co. Ltd.	SG Americas Securities LLC	3,750,493	12/08/25	0.25%	1D P TONA	Monthly	(126,131)
Dover Corp.	Bank of America N.A.	5,275,374	02/15/28	0.20%	1D OBFR01	Monthly	(167,226)
Dover Corp.	Goldman Sachs Bank USA	9,642,710	08/18/26	0.20%	1D FEDL01	Monthly	(305,668)
Dover Corp.	SG Americas Securities LLC	13,785,689	12/08/25	0.20%	1D OBFR01	Monthly	(554,680)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Dow, Inc.	Barclays Bank PLC	$ 19,575,894	12/23/25	0.20%	1D OBFR01	Monthly	$ (4,038,297)
Dowa Holdings Co. Ltd.	Bank of America N.A.	4,445,206	02/15/28	0.00%	1D P TONA	Monthly	84,349
Dowa Holdings Co. Ltd.	Barclays Bank PLC	970,190	05/12/27	0.15%	1D P TONA	Monthly	9,526
Downer EDI Ltd.	BNP Paribas SA	4,300,253	03/22/27	0.25%	1D AONIA	Monthly	11,894
Downer EDI Ltd.	Goldman Sachs Bank USA	106,980	08/19/26	0.30%	1D AONIA	Monthly	495
Downer EDI Ltd.	UBS AG	3,384,538	04/03/28	0.25%	1D AONIA	Monthly	17,883
Doximity, Inc., Class A	Morgan Stanley & Co. International PLC	11,827,605	02/05/27	0.20%	1D FEDL01	Monthly	(125,487)
Dropbox, Inc., Class A	Barclays Bank PLC	9,198,081	12/23/25	0.20%	1D OBFR01	Monthly	(235,459)
Dropbox, Inc., Class A	SG Americas Securities LLC	3,424,585	12/08/25	0.20%	1D OBFR01	Monthly	(22,575)
DSM-Firmenich AG	BNP Paribas SA	743,824	03/24/27	0.26%	1D ESTR	Monthly	(8,912)
DTS Corp.	SG Americas Securities LLC	4,754,589	12/08/25	0.25%	1D P TONA	Monthly	(13,462)
DTS Corp.	UBS AG	2,821,279	04/03/28	0.25%	1D P TONA	Monthly	61,883
Ducommun, Inc.	SG Americas Securities LLC	965,945	12/08/25	0.20%	1D OBFR01	Monthly	(1,375)
Duke Energy Corp.	SG Americas Securities LLC	2,509,459	12/08/25	0.20%	1D OBFR01	Monthly	105,922
Dunelm Group PLC	BNP Paribas SA	3,251,331	03/17/27	0.25%	1D SONIA	Monthly	67,054
DuPont de Nemours, Inc.	BNP Paribas SA	6,620,307	04/16/26	0.20%	1D OBFR01	Monthly	(194,820)
DXC Technology Co.	SG Americas Securities LLC	23,408,109	12/08/25	0.20%	1D OBFR01	Monthly	(3,232,631)
DXC Technology Co.	UBS AG	7,647,785	04/21/28	0.20%	1D OBFR01	Monthly	(261,447)
DXP Enterprises, Inc.	BNP Paribas SA	2,397,812	04/16/26	0.20%	1D OBFR01	Monthly	335,718
DXP Enterprises, Inc.	Goldman Sachs Bank USA	3,983,240	08/19/26	0.20%	1D FEDL01	Monthly	557,694
DXP Enterprises, Inc.	SG Americas Securities LLC	3,291,072	12/08/25	0.20%	1D OBFR01	Monthly	854,244
Dycom Industries, Inc.	Barclays Bank PLC	2,155,728	12/23/25	0.20%	1D OBFR01	Monthly	111,953
DyDo Group Holdings, Inc.	Barclays Bank PLC	1,051,664	05/12/27	0.22%	1D P TONA	Monthly	(25,607)
Dynavox Group AB	Barclays Bank PLC	648,197	01/18/27	0.28%	1D STIBOR	Monthly	4,467
E.ON SE	Barclays Bank PLC	25,338,767	08/17/26	0.10%	1D ESTR	Monthly	(541,342)
E.ON SE	Barclays Bank PLC	30,410,297	12/10/26	0.10%	1D ESTR	Monthly	(649,691)
Eagle Bancorp, Inc.	BNP Paribas SA	84,080	04/16/26	0.20%	1D OBFR01	Monthly	(19,720)
Eagle Bancorp, Inc.	Goldman Sachs Bank USA	196,432	08/19/26	0.20%	1D FEDL01	Monthly	(46,071)
Eagle Bancorp, Inc.	UBS AG	141,990	04/21/28	0.20%	1D OBFR01	Monthly	(33,302)
Earth Corp.	BNP Paribas SA	3,340,620	03/24/27	0.25%	1D TONA	Monthly	110,375
Ebara Corp.	SG Americas Securities LLC	417,279	12/08/25	0.25%	1D P TONA	Monthly	(2,758)
EBOS Group Ltd.	Barclays Bank PLC	2,143,380	06/14/27	0.00%	1M BBR	Monthly	50,420
EBOS Group Ltd.	Morgan Stanley & Co. International PLC	354,731	01/13/27	0.39%	1D NZOCO	Monthly	8,345
EDION Corp.	Goldman Sachs Bank USA	285,643	08/19/26	0.25%	1D P TONA	Monthly	(7,738)
EDION Corp.	SG Americas Securities LLC	8,133,330	12/08/25	0.25%	1D P TONA	Monthly	(300,154)
Edison International	BNP Paribas SA	24,026,948	04/16/26	0.20%	1D OBFR01	Monthly	649,891
EFG International AG	BNP Paribas SA	4,276,846	03/17/27	0.26%	SSARON	Monthly	103,206
EFG International AG	Morgan Stanley & Co. International PLC	2,025,017	01/04/27	0.26%	SSARON	Monthly	(2,595)
Eiffage SA	Barclays Bank PLC	2,578,825	08/17/26	0.26%	1D ESTR	Monthly	37,289
Eiffage SA	Barclays Bank PLC	6,634,232	12/10/26	0.26%	1D ESTR	Monthly	95,928
Elastic NV	Bank of America N.A.	30,396,088	02/15/28	0.20%	1D OBFR01	Monthly	(119,371)
Elbit Systems Ltd.	Bank of America N.A.	1,658,549	02/15/28	0.45%	SHIR	Monthly	73,293
Elbit Systems Ltd.	SG Americas Securities LLC	24,113,970	12/08/25	0.20%	1D OBFR01	Monthly	1,215,315
Elbit Systems Ltd.	UBS AG	2,402,665	04/18/28	0.40%	SHIR	Monthly	100,524
Elecnor SA	Citibank N.A.	139,416	06/25/26	0.26%	1D ESTR	Monthly	(1,063)
Elecom Co. Ltd.	Bank of America N.A.	2,969,726	02/15/28	0.25%	1D P TONA	Monthly	143,502
Elecom Co. Ltd.	Goldman Sachs Bank USA	694,635	08/19/26	0.25%	1D P TONA	Monthly	36,139
Electric Power Development Co Ltd.	SG Americas Securities LLC	10,695,183	12/08/25	0.25%	1D P TONA	Monthly	139,863
Electrolux AB, Class B	Barclays Bank PLC	715,469	01/18/27	0.28%	1D STIBOR	Monthly	(39,321)
Elevance Health, Inc.	Morgan Stanley & Co. International PLC	11,231,050	02/05/27	0.20%	1D FEDL01	Monthly	54,218
Elior Group SA	Barclays Bank PLC	1,011,056	12/10/26	0.26%	1D ESTR	Monthly	(15,977)
Elis SA	Barclays Bank PLC	985,188	12/10/26	0.26%	1D ESTR	Monthly	(36,310)
Elisa Oyj	Citibank N.A.	1,382,659	07/06/26	0.26%	1D ESTR	Monthly	(14,379)
Embracer Group AB, Class B	Morgan Stanley & Co. International PLC	1,949,142	01/04/27	0.26%	1D STIBOR	Monthly	(85,646)
Emeis SA	Citibank N.A.	783,111	06/25/26	0.26%	1D ESTR	Monthly	101,959
Emmi AG	Citibank N.A.	1,535,755	02/26/26	0.26%	SSARON	Monthly	(40,210)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Empire Co. Ltd.	Morgan Stanley & Co. International PLC	$ 1,023,081	01/04/27	0.20%	CABROVER	Monthly	$ (5,899)
Empire Co. Ltd.	Morgan Stanley & Co. International PLC	4,532,046	01/06/27	0.20%	CABROVER	Monthly	(26,131)
Empire Co. Ltd.	SG Americas Securities LLC	8,699,024	12/08/25	0.20%	CABROVER	Monthly	(185,151)
Empiric Student Property PLC	Bank of America N.A.	934,158	02/15/28	0.25%	1D SONIA	Monthly	(35,427)
EMS-Chemie Holding AG	Barclays Bank PLC	206,488	12/11/26	0.26%	SSARON	Monthly	(6,643)
Enagas SA	Barclays Bank PLC	24,887,937	08/17/26	0.26%	1D ESTR	Monthly	(729,447)
Enagas SA	BNP Paribas SA	4,833,690	08/17/26	0.26%	1D ESTR	Monthly	(76,361)
Enagas SA	SG Americas Securities LLC	29,598,479	12/08/25	0.26%	1D ESTR	Monthly	(637,562)
Enagas SA	SG Americas Securities LLC	3,939,101	12/08/25	0.26%	1D ESTR	Monthly	(91,085)
Enav SpA	Citibank N.A.	353,162	06/25/26	0.26%	1D ESTR	Monthly	(20,314)
Encore Capital Group, Inc.	Barclays Bank PLC	3,246,113	12/23/25	0.20%	1D OBFR01	Monthly	(192,117)
Encore Capital Group, Inc.	SG Americas Securities LLC	4,705,538	12/08/25	0.20%	1D OBFR01	Monthly	(404,924)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	15,167,262	01/04/27	0.20%	CABROVER	Monthly	(574,026)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	11,616,415	01/06/27	0.20%	CABROVER	Monthly	(410,175)
Endesa SA	Barclays Bank PLC	4,816,872	08/17/26	0.26%	1D ESTR	Monthly	(191,580)
Endesa SA	SG Americas Securities LLC	1,187,107	12/08/25	0.26%	1D ESTR	Monthly	(5,485)
Enel SpA	Barclays Bank PLC	926,646	12/10/26	0.26%	1D ESTR	Monthly	(10,761)
ENEOS Holdings, Inc.	Bank of America N.A.	42,275,654	02/15/28	0.00%	1D P TONA	Monthly	2,844,741
ENEOS Holdings, Inc.	UBS AG	43,279,088	09/03/29	0.25%	1D P TONA	Monthly	2,912,553
Enerflex Ltd.	Goldman Sachs Bank USA	2,231,897	08/18/26	0.20%	1D CORRA	Monthly	14,229
Enerflex Ltd.	SG Americas Securities LLC	3,038,916	12/08/25	0.20%	CABROVER	Monthly	73,227
EnerSys	Citibank N.A.	192,481	06/25/26	0.20%	1D OBFR01	Monthly	(628)
Engie SA	Barclays Bank PLC	5,041,241	08/17/26	0.26%	1D ESTR	Monthly	(81,333)
Engie SA	Barclays Bank PLC	15,127,743	12/10/26	0.26%	1D ESTR	Monthly	(244,063)
Engie SA	Morgan Stanley & Co. International PLC	10,908,302	01/04/27	0.26%	1D ESTR	Monthly	(175,989)
Engie SA	Morgan Stanley & Co. International PLC	8,669,292	01/06/27	0.26%	1D ESTR	Monthly	(139,866)
Enhabit, Inc.	Bank of America N.A.	2,287,938	02/15/28	0.20%	1D OBFR01	Monthly	(67,818)
Enova International, Inc.	Bank of America N.A.	11,237,813	02/15/28	0.20%	1D OBFR01	Monthly	(820,918)
Enova International, Inc.	Goldman Sachs Bank USA	8,136,941	08/19/26	0.20%	1D FEDL01	Monthly	(594,401)
Enova International, Inc.	SG Americas Securities LLC	34,990,544	12/08/25	0.20%	1D OBFR01	Monthly	(3,340,128)
Enovis Corp.	Barclays Bank PLC	14,288,862	12/23/25	0.20%	1D OBFR01	Monthly	(243,947)
Enphase Energy, Inc.	Citibank N.A.	267,454	02/24/28	0.20%	1D OBFR01	Monthly	(8,347)
Enpro, Inc.	Barclays Bank PLC	4,851,484	12/23/25	0.20%	1D OBFR01	Monthly	194,741
Entergy Corp.	Morgan Stanley & Co. International PLC	45,274,685	02/05/27	0.20%	1D FEDL01	Monthly	971,670
Enterprise Financial Services Corp.	SG Americas Securities LLC	6,877,439	12/08/25	0.20%	1D OBFR01	Monthly	(239,351)
Envista Holdings Corp.	SG Americas Securities LLC	5,244,924	12/08/25	0.20%	1D OBFR01	Monthly	(327,970)
EPR Properties	Morgan Stanley & Co. International PLC	12,889,231	02/08/27	0.20%	1D FEDL01	Monthly	(708,053)
Equinix, Inc.	Bank of America N.A.	50,951,550	02/15/28	0.20%	1D OBFR01	Monthly	454,315
ESR-REIT	Barclays Bank PLC	6,456,881	12/24/27	0.00%	SORA	Monthly	589,851
Essent Group Ltd.	Bank of America N.A.	6,315,300	02/15/28	0.20%	1D OBFR01	Monthly	25,567
Essent Group Ltd.	SG Americas Securities LLC	3,648,623	12/08/25	0.20%	1D OBFR01	Monthly	(130,155)
Etablissements Maurel et Prom SA	UBS AG	736,849	04/24/28	0.26%	1D ESTR	Monthly	37,472
Ethan Allen Interiors, Inc.	Barclays Bank PLC	2,972,523	12/23/25	0.20%	1D OBFR01	Monthly	(7,967)
Ethan Allen Interiors, Inc.	SG Americas Securities LLC	3,111,696	12/08/25	0.20%	1D OBFR01	Monthly	29,545
Etsy, Inc.	SG Americas Securities LLC	3,997,044	12/08/25	0.20%	1D OBFR01	Monthly	359,629
Euronet Worldwide, Inc.	Barclays Bank PLC	5,435,413	12/23/25	0.20%	1D OBFR01	Monthly	(350,081)
Europris ASA	SG Americas Securities LLC	75,571	12/08/25	0.26%	NOWA	Monthly	145
Evercore, Inc., Class A	SG Americas Securities LLC	20,295,910	12/08/25	0.20%	1D OBFR01	Monthly	1,111,832
EverQuote, Inc., Class A	SG Americas Securities LLC	4,482,686	12/08/25	0.20%	1D OBFR01	Monthly	10,965
EverQuote, Inc., Class A	UBS AG	2,946,673	04/21/28	0.20%	1D OBFR01	Monthly	(5,979)
Everus Construction Group, Inc.	Barclays Bank PLC	5,208,003	12/23/25	0.20%	1D OBFR01	Monthly	590,292
Evolent Health, Inc., Class A	Barclays Bank PLC	6,268,325	12/23/25	0.20%	1D OBFR01	Monthly	179,645
Evolution Mining Ltd.	UBS AG	3,610,494	09/03/29	0.25%	1D AONIA	Monthly	(295,563)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Evonik Industries AG	Barclays Bank PLC	$ 8,892,945	12/10/26	0.26%	1D ESTR	Monthly	$ (135,837)
Evonik Industries AG	BNP Paribas SA	7,322,519	08/17/26	0.10%	1D ESTR	Monthly	(103,339)
Evonik Industries AG	Goldman Sachs Bank USA	1,063,363	08/19/26	0.26%	1D ESTR	Monthly	(15,592)
Evotec SE	Barclays Bank PLC	841,809	12/10/26	0.26%	1D ESTR	Monthly	(27,381)
Exact Sciences Corp.	Barclays Bank PLC	8,063,148	12/23/25	0.20%	1D OBFR01	Monthly	(442,177)
Exail Technologies SA	Morgan Stanley & Co. International PLC	1,523,818	01/04/27	0.26%	1D ESTR	Monthly	92,033
Exelixis, Inc.	Barclays Bank PLC	7,445,355	12/23/25	0.20%	1D OBFR01	Monthly	(1,382,960)
EXEO Group, Inc.	Barclays Bank PLC	15,628,005	05/12/27	0.24%	1D P TONA	Monthly	205,029
EXEO Group, Inc.	SG Americas Securities LLC	6,283,952	12/08/25	0.25%	1D P TONA	Monthly	324,311
ExlService Holdings, Inc.	BNP Paribas SA	1,594,557	04/16/26	0.20%	1D OBFR01	Monthly	22,733
eXp World Holdings, Inc.	Morgan Stanley & Co. International PLC	6,421,834	02/08/27	0.20%	1D FEDL01	Monthly	(233,748)
Expand Energy, Corp.	Barclays Bank PLC	8,077,375	12/23/25	0.20%	1D OBFR01	Monthly	419,235
Expedia Group, Inc.	SG Americas Securities LLC	13,951,629	12/08/25	0.20%	1D OBFR01	Monthly	160,137
Expeditors International of Washington, Inc.	Bank of America N.A.	17,873,261	02/15/28	0.20%	1D OBFR01	Monthly	454,997
Experian PLC	Barclays Bank PLC	22,332,400	08/17/26	0.25%	1D SONIA	Monthly	(57,184)
Experian PLC	Barclays Bank PLC	42,801,785	12/10/26	0.25%	1D SONIA	Monthly	(109,597)
Experian PLC	BNP Paribas SA	3,352,406	08/17/26	0.25%	1D SONIA	Monthly	(23,564)
Experian PLC	UBS AG	2,371,948	09/03/29	0.25%	1D SONIA	Monthly	(16,672)
Exponent, Inc.	Bank of America N.A.	435,776	02/15/28	0.20%	1D OBFR01	Monthly	(20,361)
Exponent, Inc.	Barclays Bank PLC	3,375,058	12/23/25	0.20%	1D OBFR01	Monthly	(170,763)
Extendicare, Inc.	SG Americas Securities LLC	85,845	12/08/25	0.20%	CABROVER	Monthly	(6,914)
Extendicare, Inc.	UBS AG	1,501,694	04/21/28	0.25%	1D CORRA	Monthly	(80,674)
Extreme Networks, Inc.	Barclays Bank PLC	4,782,863	12/23/25	0.20%	1D OBFR01	Monthly	(18,883)
EZCORP, Inc., Class A	Bank of America N.A.	6,159,945	02/15/28	0.20%	1D OBFR01	Monthly	154,917
EZCORP, Inc., Class A	Goldman Sachs Bank USA	1,621,855	08/19/26	0.20%	1D FEDL01	Monthly	43,017
Fagron	Barclays Bank PLC	887,704	12/10/26	0.26%	1D ESTR	Monthly	(27,951)
FANUC Corp.	Barclays Bank PLC	8,622,341	09/09/27	0.00%	1D P TONA	Monthly	806,035
Fastighets AB Balder, Class B	Morgan Stanley & Co. International PLC	4,590,180	01/04/27	0.26%	1D STIBOR	Monthly	(217,437)
Fastighets AB Balder, Class B	Morgan Stanley & Co. International PLC	2,330,377	01/08/27	0.26%	1D STIBOR	Monthly	(114,711)
FDJ United	Barclays Bank PLC	2,039,208	08/17/26	0.26%	1D ESTR	Monthly	(203,350)
Federal Agricultural Mortgage Corp., Class C	Barclays Bank PLC	499,305	12/23/25	0.20%	1D OBFR01	Monthly	(66)
Federated Hermes, Inc.	SG Americas Securities LLC	6,179,894	12/08/25	0.20%	1D OBFR01	Monthly	551,316
Federated Hermes, Inc.	UBS AG	9,916,209	04/21/28	0.20%	1D OBFR01	Monthly	927,525
FedEx Corp.	Morgan Stanley & Co. International PLC	56,987,310	02/05/27	0.20%	1D FEDL01	Monthly	(2,019,274)
Ferrari NV	Barclays Bank PLC	19,573,193	12/23/25	0.20%	1D OBFR01	Monthly	(2,220,682)
Fidelity National Financial, Inc.	Morgan Stanley & Co. International PLC	6,927,221	02/05/27	0.20%	1D FEDL01	Monthly	(10,144)
Fidelity National Information Services, Inc.	BNP Paribas SA	692,992	04/16/26	0.20%	1D OBFR01	Monthly	(12,846)
Fifth Third Bancorp	SG Americas Securities LLC	4,645,971	12/08/25	0.20%	1D OBFR01	Monthly	(58,680)
Financial Partners Group Co. Ltd.	Morgan Stanley & Co. International PLC	1,525,997	01/06/27	0.25%	1D P TONA	Monthly	52,276
Finning International, Inc.	Morgan Stanley & Co. International PLC	1,468,396	01/04/27	0.20%	CABROVER	Monthly	(25,568)
Finning International, Inc.	UBS AG	257,977	09/04/29	0.25%	1D CORRA	Monthly	128
First American Financial Corp.	BNP Paribas SA	1,058,239	04/16/26	0.20%	1D OBFR01	Monthly	(4,301)
First Financial Bankshares, Inc.	SG Americas Securities LLC	16,635,456	12/08/25	0.20%	1D OBFR01	Monthly	(1,200,787)
First Financial Corp.	UBS AG	1,753,172	04/21/28	0.20%	1D OBFR01	Monthly	(58,850)
First Quantum Minerals Ltd.	Citibank N.A.	3,762,812	02/24/28	0.20%	1D CORRA	Monthly	(91,292)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	5,018,998	01/06/27	0.20%	CABROVER	Monthly	(214,595)
FirstEnergy Corp.	Morgan Stanley & Co. International PLC	1,115,603	02/05/27	0.20%	1D FEDL01	Monthly	24,413
Firstgroup PLC	Bank of America N.A.	1,216,106	02/15/28	0.25%	1D SONIA	Monthly	32,266

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Firstgroup PLC	BNP Paribas SA	$ 1,250,997	03/17/27	0.25%	1D SONIA	Monthly	$ 27,583
Firstgroup PLC	Goldman Sachs Bank USA	1,477,213	08/19/26	0.25%	1D SONIA	Monthly	39,194
Firstgroup PLC	UBS AG	1,415,763	04/24/28	0.25%	1D SONIA	Monthly	37,479
FirstService Corp.	Bank of America N.A.	1,764,665	02/15/28	0.20%	CABROVER	Monthly	220,856
FirstService Corp.	BNP Paribas SA	960,302	08/17/26	0.20%	CABROVER	Monthly	65,870
FirstService Corp.	Goldman Sachs Bank USA	3,266,023	08/18/26	0.20%	1D CORRA	Monthly	408,757
FirstService Corp.	Morgan Stanley & Co. International PLC	11,618,243	01/04/27	0.20%	CABROVER	Monthly	1,357,322
FirstService Corp.	Morgan Stanley & Co. International PLC	10,377,314	01/06/27	0.20%	CABROVER	Monthly	1,212,349
FirstService Corp.	UBS AG	1,066,542	04/18/28	0.25%	1D CORRA	Monthly	133,483
FirstService Corp.	UBS AG	4,299,981	09/04/29	0.25%	1D CORRA	Monthly	538,162
Fiserv, Inc.	Morgan Stanley & Co. International PLC	13,092,004	02/05/27	0.20%	1D FEDL01	Monthly	(2,132,834)
Five Below, Inc.	SG Americas Securities LLC	7,181,119	12/08/25	0.20%	1D OBFR01	Monthly	330,485
Five9, Inc.	Barclays Bank PLC	28,571,055	12/23/25	0.20%	1D OBFR01	Monthly	(2,548,828)
Five9, Inc.	SG Americas Securities LLC	4,283,158	12/08/25	0.20%	1D OBFR01	Monthly	(295,833)
flatexDEGIRO AG	Barclays Bank PLC	9,336,131	12/10/26	0.26%	1D ESTR	Monthly	15,034
Flex Ltd.	Barclays Bank PLC	23,553,617	12/23/25	0.20%	1D OBFR01	Monthly	(1,158,595)
Flex Ltd.	BNP Paribas SA	996,345	04/16/26	0.20%	1D OBFR01	Monthly	(32,658)
Flex Ltd.	SG Americas Securities LLC	26,087,509	12/08/25	0.20%	1D OBFR01	Monthly	(712,356)
Flight Centre Travel Group Ltd.	Morgan Stanley & Co. International PLC	8,360,657	01/06/27	0.29%	1D AONIA	Monthly	(728,211)
Flight Centre Travel Group Ltd.	UBS AG	2,344,347	04/03/28	0.25%	1D AONIA	Monthly	(256,181)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	2,651,035	02/05/27	0.20%	1D FEDL01	Monthly	(123,372)
Flowserve Corp.	Barclays Bank PLC	6,790,260	12/23/25	0.20%	1D OBFR01	Monthly	273,526
Flowserve Corp.	BNP Paribas SA	2,470,281	04/16/26	0.20%	1D OBFR01	Monthly	158,556
Flowserve Corp.	SG Americas Securities LLC	1,078,554	12/08/25	0.20%	1D OBFR01	Monthly	53,958
Flowserve Corp.	UBS AG	1,202,754	04/18/28	0.20%	1D OBFR01	Monthly	77,199
Flughafen Zurich AG, Registered Shares	SG Americas Securities LLC	8,028,255	12/08/25	0.26%	SSARON	Monthly	139,933
Fluidra SA	Morgan Stanley & Co. International PLC	8,344,428	01/04/27	0.26%	1D ESTR	Monthly	(288,208)
flynas Co SJSC	JPMorgan Chase Bank N.A.	4,474,413	02/10/26	0.75%	1D OBFR01	Monthly	(417,178)
Food & Life Cos. Ltd.	Citibank N.A.	941,222	02/26/26	0.15%	1D P TONA	Monthly	56,033
Food & Life Cos. Ltd.	SG Americas Securities LLC	2,059,027	12/08/25	0.25%	1D P TONA	Monthly	141,985
Fortrea Holdings, Inc.	Barclays Bank PLC	1,089,582	12/23/25	0.20%	1D OBFR01	Monthly	(11,272)
Fortrea Holdings, Inc.	SG Americas Securities LLC	213,107	12/08/25	0.20%	1D OBFR01	Monthly	42,266
Fortuna Mining Corp.	Bank of America N.A.	7,845,421	02/15/28	0.20%	CABROVER	Monthly	(136,078)
Fortune Brands Innovations, Inc.	BNP Paribas SA	12,425,235	04/16/26	0.20%	1D OBFR01	Monthly	465,621
Fortune Real Estate Investment Trust	Morgan Stanley & Co. International PLC	1,320,566	01/06/27	0.30%	HONIA	Monthly	33,611
Forvia SE	Barclays Bank PLC	350,242	12/10/26	0.26%	1D ESTR	Monthly	29,477
Fox Corp., Class A	Barclays Bank PLC	30,743,881	12/23/25	0.20%	1D OBFR01	Monthly	(112,571)
Fox Corp., Class A	BNP Paribas SA	7,553,479	04/16/26	0.20%	1D OBFR01	Monthly	16,610
Fox Corp., Class A	SG Americas Securities LLC	14,925,870	12/08/25	0.20%	1D OBFR01	Monthly	151,802
Fox Corp., Class B	Barclays Bank PLC	16,514,114	12/23/25	0.20%	1D OBFR01	Monthly	(72,860)
Franco-Nevada Corp.	Barclays Bank PLC	1,124,244	10/20/25	0.20%	CABROVER	Monthly	11,215
Franklin Resources, Inc.	Barclays Bank PLC	1,896,603	12/23/25	0.20%	1D OBFR01	Monthly	(58,947)
Frasers Centrepoint Trust	Bank of America N.A.	1,705,516	02/15/28	0.30%	SORA	Monthly	3,213
Freeport-McMoRan, Inc.	Citibank N.A.	2,992,697	02/24/28	0.20%	1D OBFR01	Monthly	(93,203)
Frencken Group Ltd.	Barclays Bank PLC	1,828,182	12/24/27	0.00%	SORA	Monthly	66,059
Fresenius Medical Care AG	Barclays Bank PLC	12,622,756	12/10/26	0.26%	1D ESTR	Monthly	(316,827)
Fresenius Medical Care AG	Citibank N.A.	1,262,007	07/06/26	0.26%	1D ESTR	Monthly	(3,710)
Frontdoor, Inc.	Barclays Bank PLC	12,114,519	12/23/25	0.20%	1D OBFR01	Monthly	56,172
Frontdoor, Inc.	SG Americas Securities LLC	1,650,870	12/08/25	0.20%	1D OBFR01	Monthly	22,581
Fuji Co. Ltd.	SG Americas Securities LLC	242,163	12/08/25	0.25%	1D P TONA	Monthly	1,372
Fujimi, Inc.	Goldman Sachs Bank USA	20,759	08/19/26	0.25%	1D P TONA	Monthly	1,608
Fujimi, Inc.	SG Americas Securities LLC	2,916,861	12/08/25	0.25%	1D P TONA	Monthly	305,548
Fujitec Co. Ltd.	Citibank N.A.	1,819,761	02/26/26	0.25%	1D P TONA	Monthly	(150,359)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Fujitsu Ltd.	Bank of America N.A.	$ 6,158,209	03/15/28	0.25%	1D P TONA	Monthly	$ 63,277
Fujitsu Ltd.	Barclays Bank PLC	421,706	05/12/27	0.24%	1D P TONA	Monthly	13,973
Fukuoka Financial Group, Inc.	Bank of America N.A.	19,399,966	02/15/28	0.25%	1D P TONA	Monthly	330,460
Fukuoka Financial Group, Inc.	Bank of America N.A.	8,319,250	03/15/28	0.00%	1D P TONA	Monthly	141,711
Fukuoka REIT Corp.	Morgan Stanley & Co. International PLC	1,265,946	01/06/27	0.25%	1D P TONA	Monthly	28,185
Fulgent Genetics, Inc.	Barclays Bank PLC	2,496,904	12/23/25	0.20%	1D OBFR01	Monthly	(194,338)
Fulgent Genetics, Inc.	SG Americas Securities LLC	97,795	12/08/25	0.20%	1D OBFR01	Monthly	(11,723)
Fulgent Genetics, Inc.	UBS AG	1,053,120	04/21/28	0.20%	1D OBFR01	Monthly	(51,869)
Furukawa Co. Ltd.	SG Americas Securities LLC	133,187	12/08/25	0.25%	1D P TONA	Monthly	440
Galaxy Entertainment Group Ltd.	Citibank N.A.	2,086,421	02/25/26	0.30%	HONIA	Monthly	25,174
Games Workshop Group PLC	Barclays Bank PLC	1,105,574	08/17/26	0.25%	1D SONIA	Monthly	26,801
Games Workshop Group PLC	UBS AG	20,947	04/18/28	0.25%	1D SONIA	Monthly	479
Garmin Ltd.	Bank of America N.A.	10,050,726	02/15/28	0.20%	1D OBFR01	Monthly	121,833
Gartner, Inc.	SG Americas Securities LLC	8,779,769	12/08/25	0.20%	1D OBFR01	Monthly	(781,195)
Gaztransport Et Technigaz SA	Barclays Bank PLC	1,538,224	08/17/26	0.26%	1D ESTR	Monthly	23,824
Gaztransport Et Technigaz SA	Barclays Bank PLC	5,139,110	12/10/26	0.26%	1D ESTR	Monthly	79,694
Gaztransport Et Technigaz SA	UBS AG	1,045,772	04/18/28	0.26%	1D ESTR	Monthly	(13,560)
GCM Grosvenor, Inc., Class A	SG Americas Securities LLC	1,925,114	12/08/25	0.20%	1D OBFR01	Monthly	41,705
GCM Grosvenor, Inc., Class A	UBS AG	466,741	04/21/28	0.20%	1D OBFR01	Monthly	6,015
GEA Group AG	Barclays Bank PLC	7,373,064	08/17/26	0.26%	1D ESTR	Monthly	448,602
GEA Group AG	Barclays Bank PLC	12,417,140	12/10/26	0.26%	1D ESTR	Monthly	829,792
GEA Group AG	SG Americas Securities LLC	2,732,947	12/08/25	0.26%	1D ESTR	Monthly	238,024
GEA Group AG	UBS AG	3,969,960	09/03/29	0.26%	1D ESTR	Monthly	301,497
General Dynamics Corp.	Barclays Bank PLC	19,566,990	12/23/25	0.20%	1D OBFR01	Monthly	389,138
Generali	Barclays Bank PLC	53,235,854	08/17/26	0.26%	1D ESTR	Monthly	1,848,426
Generali	SG Americas Securities LLC	49,707,636	12/08/25	0.26%	1D ESTR	Monthly	2,757,183
Genie Energy Ltd., Class B	Bank of America N.A.	682,168	02/15/28	0.20%	1D OBFR01	Monthly	(37,740)
Genmab A/S	Barclays Bank PLC	3,652,677	05/11/26	0.28%	DESTR	Monthly	61,203
Genmab A/S	Barclays Bank PLC	2,821,195	11/09/26	0.26%	DESTR	Monthly	36,663
Genmab A/S	BNP Paribas SA	1,719,677	06/17/26	0.25%	DESTR	Monthly	27,893
Genmab A/S	Morgan Stanley & Co. International PLC	640,330	01/04/27	0.26%	DESTR	Monthly	10,729
Genmab A/S	Morgan Stanley & Co. International PLC	1,887,111	01/06/27	0.26%	DESTR	Monthly	31,620
Genmab A/S	SG Americas Securities LLC	209,088	12/08/25	0.26%	DESTR	Monthly	6,856
Gentex Corp.	BNP Paribas SA	215,796	04/16/26	0.20%	1D OBFR01	Monthly	28,986
Gentherm, Inc.	SG Americas Securities LLC	660,759	12/08/25	0.20%	1D OBFR01	Monthly	(12,942)
GEO Group, Inc.	UBS AG	1,950,126	04/21/28	0.20%	1D OBFR01	Monthly	73,941
George Weston Ltd.	Goldman Sachs Bank USA	12,321,419	08/18/26	0.20%	1D CORRA	Monthly	(15,424)
George Weston Ltd.	Morgan Stanley & Co. International PLC	27,497,433	01/04/27	0.20%	CABROVER	Monthly	54,338
George Weston Ltd.	UBS AG	8,675,335	04/18/28	0.25%	1D CORRA	Monthly	(10,860)
Georgia Capital PLC	SG Americas Securities LLC	3,747,457	12/08/25	0.25%	1D SONIA	Monthly	159,671
Getinge AB	Barclays Bank PLC	695,884	01/18/27	0.28%	1D STIBOR	Monthly	(8,558)
Getinge AB	Morgan Stanley & Co. International PLC	10,582,671	01/04/27	0.26%	1D STIBOR	Monthly	208,890
Getty Realty Corp.	SG Americas Securities LLC	3,735,044	12/08/25	0.20%	1D OBFR01	Monthly	51,899
GFL Environmental, Inc.	Barclays Bank PLC	12,012,458	10/20/25	0.20%	CABROVER	Monthly	1,060,364
GFL Environmental, Inc.	UBS AG	28,871,007	04/18/28	0.25%	1D CORRA	Monthly	2,072,717
Gibraltar Industries, Inc.	Morgan Stanley & Co. International PLC	4,089,432	02/08/27	0.20%	1D FEDL01	Monthly	84,126
G-III Apparel Group Ltd.	Barclays Bank PLC	8,716,592	12/23/25	0.20%	1D OBFR01	Monthly	23,432
Givaudan SA, Registered Shares	UBS AG	27,032,901	04/18/28	0.16%	SSARON	Monthly	(2,569,511)
Givaudan SA, Registered Shares	UBS AG	19,571,836	04/02/30	0.15%	SSARON	Monthly	(1,859,706)
Glencore PLC	BNP Paribas SA	3,532,743	08/17/26	0.25%	1D SONIA	Monthly	(63,475)
Glencore PLC	BNP Paribas SA	367,563	03/22/27	0.00%	1D SONIA	Monthly	(9,281)
Glencore PLC	SG Americas Securities LLC	4,629,001	12/08/25	0.25%	1D SONIA	Monthly	(37,922)
Global Industrial Co.	Bank of America N.A.	454,834	02/15/28	0.20%	1D OBFR01	Monthly	116,181
Global Industrial Co.	Barclays Bank PLC	133,540	12/23/25	0.20%	1D OBFR01	Monthly	31,855
Global Industrial Co.	BNP Paribas SA	360,015	04/16/26	0.20%	1D OBFR01	Monthly	91,961

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Global Industrial Co.	Goldman Sachs Bank USA	$ 352,473	08/19/26	0.20%	1D FEDL01	Monthly	$ 90,035
Global Industrial Co.	SG Americas Securities LLC	307,951	12/08/25	0.20%	1D OBFR01	Monthly	65,449
Global One Real Estate Investment Corp.	Barclays Bank PLC	3,167,066	05/12/27	0.00%	1D P TONA	Monthly	40,063
Global Payments, Inc.	UBS AG	3,680,151	04/18/28	0.20%	1D OBFR01	Monthly	(52,820)
Global Ship Lease, Inc., Class A	SG Americas Securities LLC	4,067,961	12/08/25	0.20%	1D OBFR01	Monthly	180,236
Global Ship Lease, Inc., Class A	UBS AG	2,072,589	04/21/28	0.20%	1D OBFR01	Monthly	92,621
GLOBALFOUNDRIES, Inc.	UBS AG	1,548,877	04/18/28	0.20%	1D OBFR01	Monthly	(117,363)
Globant SA	Barclays Bank PLC	3,099,928	12/23/25	0.20%	1D OBFR01	Monthly	(229,443)
Globe Life, Inc.	Bank of America N.A.	7,615,541	02/15/28	0.20%	1D OBFR01	Monthly	1,470,199
Globus Medical, Inc., Class A	SG Americas Securities LLC	4,194,161	12/08/25	0.20%	1D OBFR01	Monthly	(284,331)
Glory Ltd.	Bank of America N.A.	3,735,318	02/15/28	0.20%	1D P TONA	Monthly	157,770
Glory Ltd.	BNP Paribas SA	2,041,652	03/24/27	0.15%	1D TONA	Monthly	84,890
Glory Ltd.	Goldman Sachs Bank USA	1,559,775	08/19/26	0.25%	1D P TONA	Monthly	70,488
GMS, Inc.	Barclays Bank PLC	346,394	12/23/25	0.20%	1D OBFR01	Monthly	(260)
GN Store Nord A/S	Morgan Stanley & Co. International PLC	3,444,232	01/04/27	0.26%	DESTR	Monthly	(146,421)
GN Store Nord A/S	Morgan Stanley & Co. International PLC	6,017,603	01/06/27	0.26%	DESTR	Monthly	(243,178)
GN Store Nord A/S	SG Americas Securities LLC	14,263,107	12/08/25	0.27%	DESTR	Monthly	(763,046)
GoDaddy, Inc., Class A	Barclays Bank PLC	24,346,507	12/23/25	0.20%	1D OBFR01	Monthly	(1,123,906)
Golden Entertainment, Inc.	BNP Paribas SA	52,961	04/16/26	0.20%	1D OBFR01	Monthly	(6,085)
Golden Ocean Group Ltd.	UBS AG	1,947,019	04/21/28	0.20%	1D OBFR01	Monthly	(99,676)
Goldwin, Inc.	Morgan Stanley & Co. International PLC	2,057,829	01/06/27	0.25%	1D P TONA	Monthly	(8,498)
Goodyear Tire & Rubber Co.	Barclays Bank PLC	2,362,331	12/23/25	0.20%	1D OBFR01	Monthly	(211,333)
Gorman-Rupp Co.	SG Americas Securities LLC	567,570	12/08/25	0.20%	1D OBFR01	Monthly	438
GQG Partners, Inc., CDI	Barclays Bank PLC	1,475,721	05/12/27	0.00%	1D AONIA	Monthly	(124,357)
Grab Holdings Ltd., Class A	SG Americas Securities LLC	4,427,731	12/08/25	0.19%	1D OBFR01	Monthly	83,020
GrainCorp Ltd., Class A	Barclays Bank PLC	4,135,916	05/12/27	0.00%	1D AONIA	Monthly	95,908
GrainCorp Ltd., Class A	Morgan Stanley & Co. International PLC	772,382	01/06/27	0.29%	1D AONIA	Monthly	17,911
Grainger PLC	Barclays Bank PLC	11,262,258	12/10/26	0.25%	1D SONIA	Monthly	(258,038)
Grainger PLC	BNP Paribas SA	9,471,192	03/17/27	0.25%	1D SONIA	Monthly	(54,688)
Grand City Properties SA	Bank of America N.A.	293,239	02/15/28	0.26%	1D ESTR	Monthly	(317)
Grand City Properties SA	BNP Paribas SA	578,817	03/24/27	0.26%	1D ESTR	Monthly	(625)
Grand City Properties SA	Goldman Sachs Bank USA	556,515	08/19/26	0.26%	1D ESTR	Monthly	(601)
Grand City Properties SA	UBS AG	770,394	04/24/28	0.26%	1D ESTR	Monthly	(3,750)
Granite Construction, Inc.	SG Americas Securities LLC	29,414,393	12/08/25	0.20%	1D OBFR01	Monthly	324,574
Great Lakes Dredge & Dock Corp.	Bank of America N.A.	406,781	02/15/28	0.20%	1D OBFR01	Monthly	5,960
Great Lakes Dredge & Dock Corp.	BNP Paribas SA	3,048,995	04/16/26	0.20%	1D OBFR01	Monthly	44,674
Great Southern Bancorp, Inc.	SG Americas Securities LLC	169,517	12/08/25	0.20%	1D OBFR01	Monthly	(13,558)
Great-West Lifeco, Inc.	Goldman Sachs Bank USA	1,556,396	08/18/26	0.20%	1D CORRA	Monthly	6,006
Great-West Lifeco, Inc.	Morgan Stanley & Co. International PLC	7,593,485	01/04/27	0.20%	CABROVER	Monthly	(47,858)
Green Dot Corp., Class A	Bank of America N.A.	2,320,810	02/15/28	0.20%	1D OBFR01	Monthly	(119,629)
Greenbrier Cos, Inc.	Barclays Bank PLC	11,479,656	12/23/25	0.20%	1D OBFR01	Monthly	(681,232)
Greenbrier Cos, Inc.	Goldman Sachs Bank USA	7,027,640	08/19/26	0.20%	1D FEDL01	Monthly	(741,860)
Greencore Group PLC	BNP Paribas SA	4,937,968	03/17/27	0.25%	1D SONIA	Monthly	543,923
Greencore Group PLC	SG Americas Securities LLC	64,107	12/08/25	0.25%	1D SONIA	Monthly	6,452
Greggs PLC	Barclays Bank PLC	3,801,539	12/10/26	0.25%	1D SONIA	Monthly	(280,554)
Griffon Corp.	Barclays Bank PLC	14,523,497	12/23/25	0.20%	1D OBFR01	Monthly	(14,282)
Griffon Corp.	SG Americas Securities LLC	2,492,592	12/08/25	0.20%	1D OBFR01	Monthly	147,139
Grindr, Inc.	Goldman Sachs Bank USA	696,975	08/19/26	0.20%	1D FEDL01	Monthly	(139,905)
Grindr, Inc.	SG Americas Securities LLC	9,698,074	12/08/25	0.20%	1D OBFR01	Monthly	(2,037,779)
Grocery Outlet Holding Corp.	Barclays Bank PLC	3,425,417	12/23/25	0.20%	1D OBFR01	Monthly	(174,468)
Group 1 Automotive, Inc.	UBS AG	2,766,303	04/18/28	0.20%	1D OBFR01	Monthly	(77,436)
Guardant Health, Inc.	BNP Paribas SA	7,845,114	04/16/26	0.20%	1D OBFR01	Monthly	(1,159,883)
Guerbet	Goldman Sachs Bank USA	26	08/19/26	0.18%	1D ESTR	Monthly	(2)
Guidewire Software, Inc.	Barclays Bank PLC	12,836,421	12/23/25	0.20%	1D OBFR01	Monthly	174,849
Gulf Keystone Petroleum Ltd.	Barclays Bank PLC	1,885,963	12/10/26	0.25%	1D SONIA	Monthly	(33,880)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Guotai Junan International Holdings Ltd.	BNP Paribas SA	$ 8,306,281	07/19/27	0.30%	HONIA	Monthly	$ 155,085
Guotai Junan International Holdings Ltd.	Citibank N.A.	684,198	02/25/26	0.25%	HONIA	Monthly	46,931
H&R Block, Inc.	SG Americas Securities LLC	9,103,521	12/08/25	0.20%	1D OBFR01	Monthly	(178,013)
H2O America	Morgan Stanley & Co. International PLC	1,395,438	02/08/27	0.20%	1D FEDL01	Monthly	(73,113)
H2O Retailing Corp.	Bank of America N.A.	7,901,530	02/15/28	0.00%	1D P TONA	Monthly	111,462
H2O Retailing Corp.	Barclays Bank PLC	5,567,204	05/12/27	0.00%	1D P TONA	Monthly	85,761
Hackett Group, Inc.	BNP Paribas SA	291,819	04/16/26	0.20%	1D OBFR01	Monthly	(5,268)
Hackett Group, Inc.	Goldman Sachs Bank USA	460,298	08/19/26	0.20%	1D FEDL01	Monthly	(8,309)
Hackett Group, Inc.	UBS AG	540,905	04/21/28	0.20%	1D OBFR01	Monthly	(9,764)
Hacksaw AB	Morgan Stanley & Co. International PLC	661,593	01/08/27	0.26%	1D STIBOR	Monthly	(7,210)
Haemonetics Corp.	Barclays Bank PLC	4,911,292	12/23/25	0.20%	1D OBFR01	Monthly	(11,251)
Halliburton Co.	SG Americas Securities LLC	11,207,638	12/08/25	0.20%	1D OBFR01	Monthly	167,149
Halma PLC	Barclays Bank PLC	16,927,904	08/17/26	0.25%	1D SONIA	Monthly	132,811
Halma PLC	Goldman Sachs Bank USA	1,307,281	08/19/26	0.25%	1D SONIA	Monthly	17,152
Halma PLC	SG Americas Securities LLC	4,057,540	12/08/25	0.25%	1D SONIA	Monthly	47,716
Halma PLC	SG Americas Securities LLC	12,771,343	12/08/25	0.25%	1D SONIA	Monthly	178,981
Halozyme Therapeutics, Inc.	Barclays Bank PLC	758,345	12/23/25	0.20%	1D OBFR01	Monthly	26,482
Hammerson PLC	Barclays Bank PLC	4,498,291	12/10/26	0.25%	1D SONIA	Monthly	(55,667)
Hammerson PLC	BNP Paribas SA	8	08/17/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	BNP Paribas SA	4	03/22/27	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	4	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	11	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	SG Americas Securities LLC	405,657	12/08/25	0.25%	1D SONIA	Monthly	2,889
Hanwa Co. Ltd.	Bank of America N.A.	1,718,157	02/15/28	0.25%	1D P TONA	Monthly	30,188
Hanwa Co. Ltd.	BNP Paribas SA	1,433,117	03/24/27	0.15%	1D TONA	Monthly	25,180
Hanwa Co. Ltd.	Goldman Sachs Bank USA	589,874	08/19/26	0.25%	1D P TONA	Monthly	10,364
Hanwa Co. Ltd.	Morgan Stanley & Co. International PLC	1,968,077	01/06/27	0.25%	1D P TONA	Monthly	17,946
Hapag-Lloyd AG	UBS AG	1,594,401	04/24/28	(3.00)%	1D ESTR	Monthly	(6,494)
Harbour Energy PLC	Barclays Bank PLC	6,727,505	12/10/26	0.25%	1D SONIA	Monthly	62,726
Harbour Energy PLC	SG Americas Securities LLC	2,451,078	12/08/25	0.25%	1D SONIA	Monthly	(37,098)
Harel Insurance Investments & Financial Services Ltd.	Bank of America N.A.	2,208,141	02/15/28	0.45%	SHIR	Monthly	35,426
Harmony Biosciences Holdings, Inc.	Goldman Sachs Bank USA	6,689,907	08/19/26	0.20%	1D FEDL01	Monthly	65,286
Harmony Biosciences Holdings, Inc.	SG Americas Securities LLC	12,502,043	12/08/25	0.20%	1D OBFR01	Monthly	870,578
Harrow, Inc.	Morgan Stanley & Co. International PLC	1,950,409	02/08/27	0.20%	1D FEDL01	Monthly	(234,957)
Hartford Insurance Group, Inc.	Citibank N.A.	3,957,587	02/24/28	0.20%	1D OBFR01	Monthly	(6,463)
Haverty Furniture Cos, Inc.	Goldman Sachs Bank USA	2,209,101	08/18/26	0.20%	1D FEDL01	Monthly	(15,946)
Haverty Furniture Cos, Inc.	Morgan Stanley & Co. International PLC	1,180,520	02/08/27	0.20%	1D FEDL01	Monthly	(52,492)
Hazama Ando Corp.	Barclays Bank PLC	11,559,741	05/12/27	0.00%	1D P TONA	Monthly	367,953
Hazama Ando Corp.	BNP Paribas SA	6,814,134	03/24/27	0.15%	1D TONA	Monthly	168,784
HB Fuller Co.	SG Americas Securities LLC	2,797,048	12/08/25	0.20%	1D OBFR01	Monthly	(145,363)
Healthcare Services Group, Inc.	Barclays Bank PLC	960,180	12/23/25	0.20%	1D OBFR01	Monthly	(2,943)
Healthcare Services Group, Inc.	UBS AG	530,402	04/21/28	0.20%	1D OBFR01	Monthly	(4,447)
HealthEquity, Inc.	Morgan Stanley & Co. International PLC	15,629,435	02/05/27	0.20%	1D FEDL01	Monthly	(65,785)
HEICO Corp.	BNP Paribas SA	15,613,790	04/16/26	0.20%	1D OBFR01	Monthly	326,861
HEICO Corp., Class A	BNP Paribas SA	15,343,927	04/16/26	0.20%	1D OBFR01	Monthly	485,765
Heidrick & Struggles International, Inc.	Barclays Bank PLC	3,558,954	12/23/25	0.20%	1D OBFR01	Monthly	(131,614)
Heidrick & Struggles International, Inc.	BNP Paribas SA	866,370	04/16/26	0.20%	1D OBFR01	Monthly	(24,575)
Heidrick & Struggles International, Inc.	UBS AG	892,539	04/21/28	0.20%	1D OBFR01	Monthly	(25,318)
Heineken NV	Citibank N.A.	7,100,192	06/25/26	0.26%	1D ESTR	Monthly	(614,191)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Heiwa Real Estate Co. Ltd.	Barclays Bank PLC	$ 6,398,976	05/12/27	0.00%	1D P TONA	Monthly	$ (9,631)
Heiwado Co. Ltd.	Bank of America N.A.	6,031,054	02/15/28	0.25%	1D P TONA	Monthly	41,042
Heiwado Co. Ltd.	BNP Paribas SA	2,548,873	03/24/27	0.25%	1D TONA	Monthly	17,345
Heiwado Co. Ltd.	Goldman Sachs Bank USA	300,882	08/19/26	0.25%	1D P TONA	Monthly	2,048
Helix Energy Solutions Group, Inc.	Morgan Stanley & Co. International PLC	1,404,458	02/08/27	0.20%	1D FEDL01	Monthly	(120,435)
HelloFresh SE	BNP Paribas SA	4,308,224	03/24/27	0.26%	1D ESTR	Monthly	299,378
HelloFresh SE	Morgan Stanley & Co. International PLC	965,833	01/04/27	0.26%	1D ESTR	Monthly	49,868
Helmerich & Payne, Inc.	SG Americas Securities LLC	1,722,630	12/08/25	0.20%	1D OBFR01	Monthly	(20,515)
Helvetia Holding AG	Bank of America N.A.	5,014,651	02/15/28	0.00%	SSARON	Monthly	44,838
Helvetia Holding AG	Citibank N.A.	190,741	02/26/26	0.00%	SSARON	Monthly	2,365
Henderson Land Development Co. Ltd.	BNP Paribas SA	1,674,708	07/19/27	0.15%	HONIA	Monthly	(5,554)
Henderson Land Development Co. Ltd.	Citibank N.A.	1,613,267	02/25/26	0.25%	HONIA	Monthly	10,397
Henkel AG & Co KGaA	Barclays Bank PLC	15,190,183	08/17/26	0.26%	1D ESTR	Monthly	(159,267)
Henkel AG & Co KGaA	Barclays Bank PLC	426,556	08/17/26	0.26%	1D ESTR	Monthly	(4,659)
Henkel AG & Co KGaA	Barclays Bank PLC	4,983,960	12/10/26	0.26%	1D ESTR	Monthly	(34,531)
Henkel AG & Co KGaA	BNP Paribas SA	1,236,220	08/17/26	0.26%	1D ESTR	Monthly	(11,558)
Henkel AG & Co KGaA	Morgan Stanley & Co. International PLC	1,161,760	01/04/27	0.26%	1D ESTR	Monthly	(12,689)
Henkel AG & Co KGaA	Morgan Stanley & Co. International PLC	2,826,295	01/04/27	0.26%	1D ESTR	Monthly	(32,902)
Henkel AG & Co KGaA	SG Americas Securities LLC	1,215,038	12/08/25	0.26%	1D ESTR	Monthly	(4,954)
Henry Schein, Inc.	Barclays Bank PLC	19,676,558	12/23/25	0.20%	1D OBFR01	Monthly	(1,201,208)
Hera SpA	UBS AG	1,153,732	04/24/28	0.26%	1D ESTR	Monthly	(48,482)
Herc Holdings, Inc.	Barclays Bank PLC	7,495,341	12/23/25	0.20%	1D OBFR01	Monthly	(1,209,211)
Heritage Commerce Corp.	SG Americas Securities LLC	1,034,860	12/08/25	0.20%	1D OBFR01	Monthly	(127,518)
Hermes International SCA	Citibank N.A.	17,870,440	06/25/26	0.05%	1D ESTR	Monthly	(1,321,824)
Hermes International SCA	Citibank N.A.	9,612,888	07/06/26	0.05%	1D ESTR	Monthly	(652,621)
Hexagon AB	Bank of America N.A.	3,690,926	02/15/28	0.26%	1D STIBOR	Monthly	288,572
Hexagon AB	SG Americas Securities LLC	5,366,927	12/08/25	0.26%	1D STIBOR	Monthly	634,048
Hill & Smith PLC	SG Americas Securities LLC	3,113,579	12/08/25	0.25%	1D SONIA	Monthly	365,285
Hilltop Holdings, Inc.	Goldman Sachs Bank USA	4,922,455	08/18/26	0.20%	1D FEDL01	Monthly	(107,364)
Hilton Food Group PLC	Barclays Bank PLC	933,260	12/10/26	0.25%	1D SONIA	Monthly	(19,738)
Hilton Food Group PLC	BNP Paribas SA	2,126,902	03/17/27	0.25%	1D SONIA	Monthly	(51,280)
Hirose Electric Co. Ltd.	SG Americas Securities LLC	14,361,126	12/08/25	0.25%	1D P TONA	Monthly	1,711,208
Hitachi Construction Machinery Co. Ltd.	Barclays Bank PLC	2,652,086	05/12/27	0.15%	1D P TONA	Monthly	833
Hitachi Construction Machinery Co. Ltd.	UBS AG	3,156,093	09/03/29	0.25%	1D P TONA	Monthly	3,662
Hitachi Ltd.	Bank of America N.A.	5,799,311	02/15/28	0.25%	1D P TONA	Monthly	587,043
Hitachi Ltd.	Barclays Bank PLC	14,221,373	09/09/27	0.00%	1D P TONA	Monthly	659,720
HK Electric Investments & HK Electric Investments Ltd.	BNP Paribas SA	1,210,308	03/22/27	0.30%	HONIA	Monthly	16,031
HKBN Ltd.	Barclays Bank PLC	2,934,201	03/05/26	0.00%	HONIA	Monthly	(13,719)
HKBN Ltd.	SG Americas Securities LLC	212,102	12/08/25	0.30%	1D HIBOR	Monthly	(569)
HOCHTIEF AG	Morgan Stanley & Co. International PLC	42,326,599	01/04/27	0.26%	1D ESTR	Monthly	1,051,600
Hokuhoku Financial Group, Inc.	Barclays Bank PLC	1,144,003	05/12/27	0.15%	1D P TONA	Monthly	26,180
Hollywood Bowl Group PLC	BNP Paribas SA	1,617,652	03/17/27	0.25%	1D SONIA	Monthly	—
Home BancShares, Inc.	Barclays Bank PLC	22,777,375	12/23/25	0.20%	1D OBFR01	Monthly	(1,171,728)
Honeywell International, Inc.	Barclays Bank PLC	10,380,616	12/23/25	0.20%	1D OBFR01	Monthly	(63,576)
Horiba Ltd.	Goldman Sachs Bank USA	5,879,735	08/19/26	0.25%	1D P TONA	Monthly	69,911
Horiba Ltd.	SG Americas Securities LLC	243,389	12/08/25	0.25%	1D P TONA	Monthly	6,658
Horizon Bancorp, Inc.	Bank of America N.A.	523,124	02/15/28	0.20%	1D OBFR01	Monthly	2,375
Horizon Bancorp, Inc.	Goldman Sachs Bank USA	1,227,108	08/19/26	0.20%	1D FEDL01	Monthly	5,571
Horizon Bancorp, Inc.	SG Americas Securities LLC	73,874	12/08/25	0.20%	1D OBFR01	Monthly	(2,666)
Hosiden Corp.	Morgan Stanley & Co. International PLC	2,269,603	01/06/27	0.25%	1D P TONA	Monthly	126,028
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Houlihan Lokey, Inc., Class A	Barclays Bank PLC	$ 18,312,265	12/23/25	0.20%	1D OBFR01	Monthly	$ (439,606)
Hub Group, Inc., Class A	SG Americas Securities LLC	6,714,456	12/08/25	0.20%	1D OBFR01	Monthly	(86,536)
Huber + Suhner AG	Citibank N.A.	2,700,167	02/26/26	0.26%	SSARON	Monthly	350,633
Hudbay Minerals, Inc.	Citibank N.A.	6,218,188	02/24/28	0.20%	1D CORRA	Monthly	(322,181)
Hudbay Minerals, Inc.	SG Americas Securities LLC	1,212,708	12/08/25	0.20%	CABROVER	Monthly	(39,317)
HUGO BOSS AG	Barclays Bank PLC	6,239,528	08/17/26	0.26%	1D ESTR	Monthly	(93,280)
HUGO BOSS AG	Goldman Sachs Bank USA	190,887	08/19/26	0.26%	1D ESTR	Monthly	(2,033)
Hulic Co. Ltd.	Bank of America N.A.	586,006	03/15/28	0.00%	1D P TONA	Monthly	(10,882)
Hulic Co. Ltd.	Barclays Bank PLC	12,485,331	05/12/27	0.15%	1D P TONA	Monthly	70,100
Hulic Co. Ltd.	Barclays Bank PLC	6,628,865	09/09/27	0.15%	1D P TONA	Monthly	14,145
Hulic Co. Ltd.	BNP Paribas SA	1,811,467	09/07/26	0.25%	1D TONA	Monthly	(33,639)
Hulic Co. Ltd.	Goldman Sachs Bank USA	1,258,503	08/19/26	0.25%	1D P TONA	Monthly	(23,371)
Hulic Co. Ltd.	SG Americas Securities LLC	1,598,628	12/08/25	0.25%	1D P TONA	Monthly	(13,462)
Hulic Co. Ltd.	UBS AG	794,946	09/03/29	0.25%	1D P TONA	Monthly	(14,762)
Hunting PLC	Bank of America N.A.	1,260,766	02/15/28	0.25%	1D SONIA	Monthly	(25,490)
Hunting PLC	Goldman Sachs Bank USA	763,636	08/19/26	0.25%	1D SONIA	Monthly	(15,439)
Huntington Bancshares, Inc.	Bank of America N.A.	10,247,146	02/15/28	0.20%	1D OBFR01	Monthly	(80,443)
Huntington Ingalls Industries, Inc.	BNP Paribas SA	3,482,723	04/16/26	0.20%	1D OBFR01	Monthly	91,147
Huntsman Corp.	SG Americas Securities LLC	15,422,265	12/08/25	0.20%	1D OBFR01	Monthly	(2,251,644)
Husqvarna AB	Morgan Stanley & Co. International PLC	8,921,045	01/04/27	0.26%	1D STIBOR	Monthly	31,372
Hypoport SE	Barclays Bank PLC	2,958,869	12/10/26	0.26%	1D ESTR	Monthly	(178,563)
Iberdrola SA	Goldman Sachs Bank USA	7,074,989	08/19/26	0.26%	1D ESTR	Monthly	117,504
ICF International, Inc.	Bank of America N.A.	1,163,508	02/15/28	0.20%	1D OBFR01	Monthly	(14,383)
ICF International, Inc.	Barclays Bank PLC	8,665,906	12/23/25	0.20%	1D OBFR01	Monthly	(85,553)
ICF International, Inc.	SG Americas Securities LLC	2,267,657	12/08/25	0.20%	1D OBFR01	Monthly	(122,002)
Ichigo Office REIT Investment Corp.	SG Americas Securities LLC	1,506,736	12/08/25	0.25%	1D P TONA	Monthly	34,216
IDEX Corp.	SG Americas Securities LLC	191,635	12/08/25	0.20%	1D OBFR01	Monthly	(22,892)
IDP Education Ltd.	BNP Paribas SA	1,505,774	03/22/27	0.25%	1D AONIA	Monthly	(84,567)
IDP Education Ltd.	Morgan Stanley & Co. International PLC	3,670,370	01/06/27	0.29%	1D AONIA	Monthly	(130,207)
IDT Corp., Class B	Barclays Bank PLC	3,557,712	12/23/25	0.20%	1D OBFR01	Monthly	130,466
IDT Corp., Class B	SG Americas Securities LLC	1,457,608	12/08/25	0.20%	1D OBFR01	Monthly	(153,223)
IG Group Holdings PLC	Bank of America N.A.	2,740,236	02/15/28	0.25%	1D SONIA	Monthly	191,184
IG Group Holdings PLC	Barclays Bank PLC	6,933,689	08/17/26	0.25%	1D SONIA	Monthly	434,820
IG Group Holdings PLC	Barclays Bank PLC	10,357,331	12/10/26	0.25%	1D SONIA	Monthly	646,233
IG Group Holdings PLC	SG Americas Securities LLC	3,352,567	12/08/25	0.25%	1D SONIA	Monthly	150,808
IG Group Holdings PLC	SG Americas Securities LLC	3,136,241	12/08/25	0.25%	1D SONIA	Monthly	140,988
IGG, Inc.	Bank of America N.A.	442,530	02/15/28	0.30%	HONIA	Monthly	(20,411)
IGG, Inc.	Goldman Sachs Bank USA	231,697	08/19/26	0.30%	HONIA	Monthly	(10,686)
IGG, Inc.	Morgan Stanley & Co. International PLC	569,834	01/06/27	0.30%	HONIA	Monthly	(14,690)
IGO Ltd.	UBS AG	5,085,203	04/03/28	0.25%	1D AONIA	Monthly	(488,640)
Illinois Tool Works, Inc.	Barclays Bank PLC	20,928,618	12/23/25	0.20%	1D OBFR01	Monthly	(326,616)
Iluka Resources Ltd.	Morgan Stanley & Co. International PLC	4,323,177	01/06/27	0.29%	1D AONIA	Monthly	(68,698)
IMI PLC	Morgan Stanley & Co. International PLC	968,873	01/04/27	0.25%	1D SONIA	Monthly	24,318
IMI PLC	Morgan Stanley & Co. International PLC	5,506,441	01/27/27	0.25%	1D SONIA	Monthly	138,205
IMI PLC	SG Americas Securities LLC	9,006,712	12/08/25	0.25%	1D SONIA	Monthly	515,047
Imperial Brands PLC	Barclays Bank PLC	12,572,824	08/17/26	0.25%	1D SONIA	Monthly	109,702
Imperial Brands PLC	Barclays Bank PLC	15,715,560	12/10/26	0.25%	1D SONIA	Monthly	140,823
Inaba Denki Sangyo Co. Ltd.	Bank of America N.A.	676,288	02/15/28	0.25%	1D P TONA	Monthly	(12,809)
Inaba Denki Sangyo Co. Ltd.	BNP Paribas SA	581,630	03/24/27	0.15%	1D TONA	Monthly	(12,558)
Inaba Denki Sangyo Co. Ltd.	Goldman Sachs Bank USA	556,000	08/19/26	0.25%	1D P TONA	Monthly	(10,531)
Incyte Corp.	Barclays Bank PLC	4,698,383	12/23/25	0.20%	1D OBFR01	Monthly	403,498
Incyte Corp.	SG Americas Securities LLC	2,139,644	12/08/25	0.19%	1D OBFR01	Monthly	218,492
Independent Bank Corp.	Bank of America N.A.	460,614	02/15/28	0.20%	1D OBFR01	Monthly	(40,185)
Independent Bank Corp.	Goldman Sachs Bank USA	948,540	08/19/26	0.20%	1D FEDL01	Monthly	(82,753)
Independent Bank Corp.	SG Americas Securities LLC	271,638	12/08/25	0.20%	1D OBFR01	Monthly	(29,132)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Industrivarden AB	Citibank N.A.	$ 1,709,169	07/06/26	0.26%	TN STIBOR	Monthly	$ (41,315)
Industrivarden AB	Citibank N.A.	494,258	07/06/26	0.26%	TN STIBOR	Monthly	(1,579)
Industrivarden AB, Class A	Morgan Stanley & Co. International PLC	2,747,132	01/04/27	0.26%	1D STIBOR	Monthly	16,650
Indutrade AB	BNP Paribas SA	1,170,951	08/17/26	0.25%	1D STIBOR	Monthly	(47,603)
Infineon Technologies AG	Barclays Bank PLC	2,339,518	08/17/26	0.26%	1D ESTR	Monthly	(53,516)
Infineon Technologies AG	UBS AG	7,876	04/18/28	0.26%	1D ESTR	Monthly	(19)
Infrastrutture Wireless Italiane SpA	Barclays Bank PLC	3,781,452	08/17/26	0.26%	1D ESTR	Monthly	(57,016)
Infrastrutture Wireless Italiane SpA	BNP Paribas SA	2,012,335	03/22/27	0.15%	1D ESTR	Monthly	(831)
Ingenia Communities Group	Citibank N.A.	143,824	02/25/26	0.30%	1D AONIA	Monthly	(3,466)
Ingredion, Inc.	SG Americas Securities LLC	5,611,401	12/08/25	0.20%	1D OBFR01	Monthly	(169,460)
Innospec, Inc.	UBS AG	4,026,632	04/21/28	0.20%	1D OBFR01	Monthly	(186,398)
Inpex Corp.	Citibank N.A.	5,127,854	02/26/26	0.25%	1D P TONA	Monthly	103,463
Inpex Corp.	UBS AG	21,061,845	09/03/29	0.25%	1D P TONA	Monthly	629,468
InPost SA	Citibank N.A.	153,685	07/06/26	0.00%	1D ESTR	Monthly	21,187
Insight Enterprises, Inc.	SG Americas Securities LLC	11,107,807	12/08/25	0.20%	1D OBFR01	Monthly	(2,025,172)
Insmed, Inc.	Citibank N.A.	5,733,655	02/24/28	0.20%	1D OBFR01	Monthly	243,128
Insperity, Inc.	Barclays Bank PLC	5,762,991	12/23/25	0.20%	1D OBFR01	Monthly	8,762
Installed Building Products, Inc.	Citibank N.A.	4,269,392	02/24/28	0.20%	1D OBFR01	Monthly	36,351
Insulet Corp.	Citibank N.A.	235,913	02/24/28	0.00%	1D OBFR01	Monthly	(2)
IntegraFin Holdings PLC	Morgan Stanley & Co. International PLC	135,360	01/04/27	0.25%	1D SONIA	Monthly	(4,385)
Integral Ad Science Holding Corp.	Barclays Bank PLC	2,180,656	12/23/25	0.20%	1D OBFR01	Monthly	(59,496)
Intel Corp.	Barclays Bank PLC	24,149,271	12/23/25	0.20%	1D OBFR01	Monthly	(2,214,277)
Interactive Brokers Group, Inc., Class A	Bank of America N.A.	18,303,488	02/15/28	0.20%	1D OBFR01	Monthly	1,820,219
Intercontinental Exchange, Inc.	Barclays Bank PLC	4,038,516	12/23/25	0.20%	1D OBFR01	Monthly	61,383
InterContinental Hotels Group PLC	Bank of America N.A.	18,849,303	02/15/28	0.25%	1D SONIA	Monthly	22,224
InterContinental Hotels Group PLC	Bank of America N.A.	20,928,704	02/15/28	0.25%	1D SONIA	Monthly	(9,233)
International Workplace Group PLC	BNP Paribas SA	2,306,108	03/17/27	0.25%	1D SONIA	Monthly	52,643
International Workplace Group PLC	Goldman Sachs Bank USA	543,398	08/19/26	0.25%	1D SONIA	Monthly	12,405
International Workplace Group PLC	UBS AG	1,142,274	04/24/28	0.25%	1D SONIA	Monthly	26,076
Intertek Group PLC	SG Americas Securities LLC	13,200,460	12/08/25	0.25%	1D SONIA	Monthly	221,614
Intertek Group PLC	UBS AG	21,660,360	04/18/28	0.25%	1D SONIA	Monthly	192,335
Intertek Group PLC	UBS AG	28,743,486	09/03/29	0.25%	1D SONIA	Monthly	255,230
Intesa Sanpaolo SpA	Barclays Bank PLC	27,654,329	08/17/26	0.26%	1D ESTR	Monthly	1,994,261
Intesa Sanpaolo SpA	SG Americas Securities LLC	40,094,872	12/08/25	0.26%	1D ESTR	Monthly	2,774,974
Intuit, Inc.	SG Americas Securities LLC	14,380,010	12/08/25	0.20%	1D OBFR01	Monthly	170,804
Invesco Ltd.	Barclays Bank PLC	18,812,328	12/23/25	0.20%	1D OBFR01	Monthly	(212,469)
Invesco Ltd.	BNP Paribas SA	3,334,005	04/16/26	0.20%	1D OBFR01	Monthly	850,430
Invesco Ltd.	SG Americas Securities LLC	3,150,421	12/08/25	0.20%	1D OBFR01	Monthly	815,448
Invesco Ltd.	UBS AG	879,051	04/18/28	0.20%	1D OBFR01	Monthly	224,226
Investec PLC	SG Americas Securities LLC	10,122,355	12/08/25	0.25%	1D SONIA	Monthly	253,711
Investment AB Latour	Citibank N.A.	201,778	07/06/26	0.00%	TN STIBOR	Monthly	(506)
Investment AB Latour	SG Americas Securities LLC	12,951	12/08/25	0.00%	1D STIBOR	Monthly	(33)
INVISIO AB	Barclays Bank PLC	1,475,775	01/18/27	0.28%	1D STIBOR	Monthly	(25,989)
Invitation Homes, Inc.	BNP Paribas SA	13,868,233	04/16/26	0.20%	1D OBFR01	Monthly	(535,789)
Ionis Pharmaceuticals, Inc.	BNP Paribas SA	1,103,844	04/16/26	0.20%	1D OBFR01	Monthly	25,756
Ionis Pharmaceuticals, Inc.	SG Americas Securities LLC	6,159,743	12/08/25	0.20%	1D OBFR01	Monthly	244,363
IONOS Group SE	SG Americas Securities LLC	6,888,878	12/08/25	0.26%	1D ESTR	Monthly	234,678
Ipsen SA	Barclays Bank PLC	26,047,734	08/17/26	0.26%	1D ESTR	Monthly	(675,068)
Ipsen SA	Barclays Bank PLC	5,110,741	12/10/26	0.26%	1D ESTR	Monthly	(132,453)
Ipsen SA	Goldman Sachs Bank USA	5,402,707	08/19/26	0.18%	1D ESTR	Monthly	(79,760)
Ipsen SA	Morgan Stanley & Co. International PLC	7,139,481	01/04/27	0.26%	1D ESTR	Monthly	(185,031)
Ipsen SA	Morgan Stanley & Co. International PLC	2,979,784	01/06/27	0.26%	1D ESTR	Monthly	(77,226)
Iren SpA	Bank of America N.A.	4,832,888	02/15/28	0.26%	1D ESTR	Monthly	(39,403)
Iren SpA	Goldman Sachs Bank USA	1,422,486	08/19/26	0.26%	1D ESTR	Monthly	(10,495)
Iren SpA	Morgan Stanley & Co. International PLC	3,050,844	01/04/27	0.26%	1D ESTR	Monthly	(95,278)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
IRESS Ltd.	Barclays Bank PLC	$ 1,531,735	05/12/27	0.00%	1D AONIA	Monthly	$ 98,011
iRhythm Technologies, Inc.	Barclays Bank PLC	1,527,658	12/23/25	0.20%	1D OBFR01	Monthly	77,823
Iron Mountain, Inc.	SG Americas Securities LLC	4,228,610	12/08/25	0.20%	1D OBFR01	Monthly	(71,143)
Isetan Mitsukoshi Holdings Ltd.	BNP Paribas SA	329,414	03/24/27	0.15%	1D TONA	Monthly	(127)
Isetan Mitsukoshi Holdings Ltd.	SG Americas Securities LLC	4,459,501	12/08/25	0.25%	1D P TONA	Monthly	(54,408)
Ispace Inc/Japan	Barclays Bank PLC	889,331	05/12/27	0.15%	1D P TONA	Monthly	(37,198)
Israel Discount Bank Ltd.	BNP Paribas SA	421,303	07/19/27	0.70%	SHIR	Monthly	(4,123)
Israel Discount Bank Ltd., Class A	BNP Paribas SA	1,798,786	06/17/27	0.70%	SHIR	Monthly	(26,663)
Italgas SpA	Barclays Bank PLC	1,692,294	08/17/26	0.26%	1D ESTR	Monthly	4,841
Italgas SpA	Barclays Bank PLC	7,626,935	12/10/26	0.26%	1D ESTR	Monthly	24,962
Italgas SpA	SG Americas Securities LLC	1,343,596	12/08/25	0.26%	1D ESTR	Monthly	67,081
Ito En Ltd.	SG Americas Securities LLC	1,702,818	12/08/25	0.25%	1D P TONA	Monthly	23,822
ITT, Inc.	BNP Paribas SA	6,458,932	04/16/26	0.20%	1D OBFR01	Monthly	581,151
Ituran Location and Control Ltd.	SG Americas Securities LLC	684,836	12/08/25	0.20%	1D OBFR01	Monthly	3,135
Ituran Location and Control Ltd.	UBS AG	1,307,287	04/21/28	0.20%	1D OBFR01	Monthly	29,788
J D Wetherspoon PLC	Bank of America N.A.	1,249,130	02/15/28	0.25%	1D SONIA	Monthly	(46,491)
J D Wetherspoon PLC	Goldman Sachs Bank USA	956,922	08/19/26	0.25%	1D SONIA	Monthly	(35,616)
J D Wetherspoon PLC	UBS AG	1,559,581	04/24/28	0.25%	1D SONIA	Monthly	(58,046)
J Sainsbury PLC	Barclays Bank PLC	662,448	12/10/26	0.10%	1D SONIA	Monthly	3,021
J Sainsbury PLC	UBS AG	3,839,827	04/18/28	0.14%	1D SONIA	Monthly	282,169
J Sainsbury PLC	UBS AG	11,529,105	09/03/29	0.17%	1D SONIA	Monthly	784,331
JAC Recruitment Co. Ltd.	Barclays Bank PLC	2,658,700	05/12/27	0.00%	1D P TONA	Monthly	60,268
James Hardie Industries PLC	Barclays Bank PLC	3,383,580	12/23/25	0.20%	1D OBFR01	Monthly	(130,523)
Jamf Holding Corp.	BNP Paribas SA	3,742,357	04/16/26	0.20%	1D OBFR01	Monthly	(64,843)
Jamf Holding Corp.	SG Americas Securities LLC	12,205,306	12/08/25	0.20%	1D OBFR01	Monthly	(1,023,793)
Jamieson Wellness, Inc.	SG Americas Securities LLC	144,829	12/08/25	0.20%	CABROVER	Monthly	(2,340)
Janus Henderson Group PLC	SG Americas Securities LLC	17,334,378	12/08/25	0.20%	1D OBFR01	Monthly	1,327,446
Japan Aviation Electronics Industry Ltd.	Barclays Bank PLC	2,279,895	05/12/27	0.00%	1D P TONA	Monthly	29,627
Japan Exchange Group, Inc.	Barclays Bank PLC	5,499,873	05/12/27	0.25%	1D P TONA	Monthly	67,451
Japan Exchange Group, Inc.	SG Americas Securities LLC	6,012,128	12/08/25	0.25%	1D P TONA	Monthly	(2,116)
Japan Exchange Group, Inc.	UBS AG	735,773	09/03/29	0.25%	1D P TONA	Monthly	87
Japan Hotel REIT Investment Corp.	Barclays Bank PLC	7,998,947	05/12/27	0.25%	1D P TONA	Monthly	246,307
Japan Lifeline Co. Ltd.	SG Americas Securities LLC	1,153,859	12/08/25	0.25%	1D P TONA	Monthly	(2,519)
Japan Material Co. Ltd.	SG Americas Securities LLC	184,123	12/08/25	0.25%	1D P TONA	Monthly	897
Japan Metropolitan Fund Invest	Barclays Bank PLC	27,930,869	05/12/27	0.00%	1D P TONA	Monthly	538,005
Japan Petroleum Exploration Co. Ltd.	Barclays Bank PLC	5,862,633	05/12/27	0.00%	1D P TONA	Monthly	317,170
Japan Post Bank Co. Ltd.	Bank of America N.A.	12,499,959	02/15/28	0.25%	1D P TONA	Monthly	475,046
Japan Post Bank Co. Ltd.	Morgan Stanley & Co. International PLC	5,581,698	01/06/27	0.25%	1D P TONA	Monthly	141,814
Japan Post Holdings Co. Ltd.	Barclays Bank PLC	9,777,956	05/12/27	0.00%	1D P TONA	Monthly	126,327
Japan Post Holdings Co. Ltd.	UBS AG	6,472,518	09/03/29	0.25%	1D P TONA	Monthly	71,995
Japan Prime Realty Investment Corp.	SG Americas Securities LLC	2,369,371	12/08/25	0.25%	1D P TONA	Monthly	106,628
Japan Securities Finance Co. Ltd.	Barclays Bank PLC	1,535,597	05/12/27	0.00%	1D P TONA	Monthly	52,227
Japan Tobacco, Inc.	Barclays Bank PLC	22,044,120	05/12/27	0.20%	1D P TONA	Monthly	49,601
Japan Tobacco, Inc.	Citibank N.A.	1,548,813	02/26/26	0.25%	1D P TONA	Monthly	13,398
Jardine Matheson Holdings Ltd.	Bank of America N.A.	1,805,895	02/15/28	0.30%	1D OBFR01	Monthly	100,083
Jazz Pharmaceuticals PLC	SG Americas Securities LLC	3,738,685	12/08/25	0.20%	1D OBFR01	Monthly	188,425
Jazz Pharmaceuticals PLC	UBS AG	1,873,950	04/18/28	0.20%	1D OBFR01	Monthly	38,881
JB Hi-Fi Ltd.	Barclays Bank PLC	4,584,119	09/09/27	0.00%	1D AONIA	Monthly	203,495
JB Hi-Fi Ltd.	BNP Paribas SA	4,273,831	09/07/26	0.25%	1D AONIA	Monthly	117,505
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	2,627,168	01/06/27	0.29%	1D AONIA	Monthly	138,383
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	7,099,022	01/07/27	0.29%	1D AONIA	Monthly	350,586
JB Hi-Fi Ltd.	UBS AG	7,640,231	04/18/28	0.25%	1D AONIA	Monthly	215,414
JB Hi-Fi Ltd.	UBS AG	2,848,897	09/03/29	0.25%	1D AONIA	Monthly	78,328
JCDecaux SE	Barclays Bank PLC	5,544,974	12/10/26	0.26%	1D ESTR	Monthly	(357,732)
JCR Pharmaceuticals Co. Ltd.	Bank of America N.A.	1,441,122	02/15/28	0.25%	1D P TONA	Monthly	(92,279)
JDE Peet’s NV	Citibank N.A.	2,375,630	06/25/26	0.26%	1D ESTR	Monthly	197,481

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Jefferies Financial Group, Inc.	Morgan Stanley & Co. International PLC	$ 13,743,493	02/05/27	0.20%	1D FEDL01	Monthly	$ 344,287
JINS Holdings, Inc.	Barclays Bank PLC	7,108,813	05/12/27	0.23%	1D P TONA	Monthly	(72,856)
JINS Holdings, Inc.	UBS AG	6,646,468	04/03/28	0.25%	1D P TONA	Monthly	(2,871)
Joby Aviation, Inc.	Citibank N.A.	4,222,842	02/24/28	0.20%	1D OBFR01	Monthly	(294,481)
Johnson & Johnson	UBS AG	3,808,857	04/18/28	0.20%	1D OBFR01	Monthly	(29,063)
Jones Lang LaSalle, Inc.	SG Americas Securities LLC	2,699,502	12/08/25	0.20%	1D OBFR01	Monthly	166,314
Joyful Honda Co. Ltd.	Citibank N.A.	827,005	02/26/26	0.15%	1D P TONA	Monthly	(3,053)
JPMorgan Chase & Co.	SG Americas Securities LLC	25,761,002	12/08/25	0.20%	1D OBFR01	Monthly	1,116,557
JTEKT Corp.	Barclays Bank PLC	30,665,781	05/12/27	0.25%	1D P TONA	Monthly	1,659,965
Jumbo Interactive Ltd.	Bank of America N.A.	885,006	02/15/28	0.25%	1D AONIA	Monthly	45,867
Just Group PLC	Bank of America N.A.	2,378,614	02/15/28	0.25%	1D SONIA	Monthly	1,569,835
Just Group PLC	Barclays Bank PLC	746,961	12/10/26	0.25%	1D SONIA	Monthly	472,921
Just Group PLC	Goldman Sachs Bank USA	2,216,332	08/19/26	0.25%	1D SONIA	Monthly	1,465,921
K&O Energy Group, Inc.	SG Americas Securities LLC	139,447	12/08/25	0.25%	1D P TONA	Monthly	185
K&S AG	Citibank N.A.	93,944	07/06/26	0.26%	1D ESTR	Monthly	(10,756)
K92 Mining, Inc.	Morgan Stanley & Co. International PLC	17,018,162	01/04/27	0.20%	CABROVER	Monthly	(938,625)
Kaga Electronics Co. Ltd.	Barclays Bank PLC	1,363,520	05/12/27	0.23%	1D P TONA	Monthly	41,510
Kaiser Aluminum Corp.	UBS AG	2,715,755	04/21/28	0.20%	1D OBFR01	Monthly	(319,145)
Kajima Corp.	BNP Paribas SA	196,229	03/24/27	0.00%	1D TONA	Monthly	(834)
Kakaku.com, Inc.	BNP Paribas SA	586,260	09/07/26	0.15%	1D TONA	Monthly	(1,581)
Kakaku.com, Inc.	SG Americas Securities LLC	9,722,276	12/08/25	0.24%	1D P TONA	Monthly	(394,608)
Kaken Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	2,107,257	01/06/27	0.25%	1D P TONA	Monthly	58,250
Kamigumi Co. Ltd.	SG Americas Securities LLC	2,870,499	12/08/25	0.25%	1D P TONA	Monthly	74,743
Kanamoto Co. Ltd.	BNP Paribas SA	6,447,840	03/24/27	0.25%	1D TONA	Monthly	(100,701)
Kandenko Co. Ltd.	Bank of America N.A.	4,586,515	02/15/28	0.00%	1D P TONA	Monthly	302,897
Kandenko Co. Ltd.	Barclays Bank PLC	8,000,711	05/12/27	0.00%	1D P TONA	Monthly	243,064
Kaneka Corp.	UBS AG	10,693,202	04/03/28	0.25%	1D P TONA	Monthly	502,092
Kanematsu Corp.	UBS AG	9,260,006	04/03/28	0.25%	1D P TONA	Monthly	(10,605)
Kansai Electric Power Co., Inc.	Morgan Stanley & Co. International PLC	8,221,481	01/06/27	0.25%	1D P TONA	Monthly	150,608
Kansai Electric Power Co., Inc.	UBS AG	1,935,395	04/18/28	0.25%	1D P TONA	Monthly	(15,565)
Kao Corp.	Morgan Stanley & Co. International PLC	17,966,074	01/07/27	0.25%	1D P TONA	Monthly	288,983
Kardex Holding AG, Registered Shares	Barclays Bank PLC	3,834,083	12/10/26	0.26%	SSARON	Monthly	123,636
Kawasaki Kisen Kaisha Ltd.	Barclays Bank PLC	1,771,650	05/12/27	0.00%	1D P TONA	Monthly	(10,027)
KB Home	Barclays Bank PLC	6,716,943	12/23/25	0.20%	1D OBFR01	Monthly	(153,326)
KBR, Inc.	Morgan Stanley & Co. International PLC	752,000	02/05/27	0.20%	1D FEDL01	Monthly	(4,908)
KDDI Corp.	Citibank N.A.	201,122	02/26/26	0.00%	1D P TONA	Monthly	(900)
Kearny Financial Corp.	Barclays Bank PLC	1,982,104	12/23/25	0.20%	1D OBFR01	Monthly	(173,815)
Keiyo Bank Ltd.	UBS AG	1,615,936	04/03/28	0.25%	1D P TONA	Monthly	73,207
Keller Group PLC	Bank of America N.A.	3,868,363	02/15/28	0.25%	1D SONIA	Monthly	(213,957)
Keller Group PLC	BNP Paribas SA	1,735,146	03/17/27	0.25%	1D SONIA	Monthly	(95,970)
Keller Group PLC	SG Americas Securities LLC	3,116,551	12/08/25	0.25%	1D SONIA	Monthly	(134,028)
Kelly Services, Inc., Class A	Bank of America N.A.	5,124,894	02/15/28	0.20%	1D OBFR01	Monthly	(71,451)
Kemper Corp.	Barclays Bank PLC	10,004,568	12/23/25	0.20%	1D OBFR01	Monthly	(75,768)
Kennametal, Inc.	Barclays Bank PLC	482,560	12/23/25	0.20%	1D OBFR01	Monthly	(1,226)
Kennedy-Wilson Holdings, Inc.	BNP Paribas SA	2,498,251	04/16/26	0.20%	1D OBFR01	Monthly	3,418
Kerry Group PLC	Citibank N.A.	2,656,981	07/06/26	0.26%	1D ESTR	Monthly	(199,108)
Kerry Group PLC, Class A	Barclays Bank PLC	7,703,962	12/10/26	0.26%	1D ESTR	Monthly	(728,183)
Kewpie Corp.	Barclays Bank PLC	15,829,335	05/12/27	0.25%	1D P TONA	Monthly	723,186
Kewpie Corp.	SG Americas Securities LLC	3,172,976	12/08/25	0.25%	1D P TONA	Monthly	144,633
Keysight Technologies, Inc.	SG Americas Securities LLC	20,867,592	12/08/25	0.20%	1D OBFR01	Monthly	53,553
Kier Group PLC	Bank of America N.A.	1,434,946	02/15/28	0.25%	1D SONIA	Monthly	(35,763)
Kier Group PLC	SG Americas Securities LLC	1,432,383	12/08/25	0.25%	1D SONIA	Monthly	(45,943)
Kier Group PLC	UBS AG	942,474	04/24/28	0.25%	1D SONIA	Monthly	(23,489)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Killam Apartment Real Estate Investment Trust	Morgan Stanley & Co. International PLC	$ 2,648,011	01/04/27	0.20%	CABROVER	Monthly	$ (86,662)
Kimball Electronics, Inc.	BNP Paribas SA	784,041	04/16/26	0.20%	1D OBFR01	Monthly	(24,411)
Kimco Realty Corp.	Bank of America N.A.	2,757,936	02/15/28	0.20%	1D OBFR01	Monthly	(966)
Kinaxis, Inc.	UBS AG	8,804,495	09/04/29	0.25%	1D CORRA	Monthly	369,162
Kinden Corp.	Barclays Bank PLC	3,780,345	05/12/27	0.20%	1D P TONA	Monthly	108,262
Kinder Morgan, Inc.	Citibank N.A.	386,881	02/24/28	0.20%	1D OBFR01	Monthly	656
Kinross Gold Corp.	Morgan Stanley & Co. International PLC	11,999,108	01/04/27	0.20%	CABROVER	Monthly	(96,637)
Kinross Gold Corp.	Morgan Stanley & Co. International PLC	18,177,473	01/06/27	0.20%	CABROVER	Monthly	(146,396)
Kirby Corp.	Citibank N.A.	165,664	02/24/28	0.20%	1D OBFR01	Monthly	(33,945)
Kirin Holdings Co. Ltd.	BNP Paribas SA	3,197,634	03/24/27	0.15%	1D TONA	Monthly	(13,910)
Kissei Pharmaceutical Co. Ltd.	Bank of America N.A.	4,042,029	02/15/28	0.00%	1D P TONA	Monthly	297,668
Kissei Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	982,013	08/19/26	0.25%	1D P TONA	Monthly	75,660
Ki-Star Real Estate Co. Ltd.	BNP Paribas SA	817,808	03/24/27	0.15%	1D TONA	Monthly	7,818
Knight-Swift Transportation Holdings, Inc.	SG Americas Securities LLC	6,467,309	12/08/25	0.20%	1D OBFR01	Monthly	(400,137)
Kodiak Gas Services, Inc.	Morgan Stanley & Co. International PLC	5,496,440	02/08/27	0.20%	1D FEDL01	Monthly	204,374
Koito Manufacturing Co. Ltd.	Barclays Bank PLC	4,073,513	05/12/27	0.00%	1D P TONA	Monthly	46,405
Kojamo Oyj	Barclays Bank PLC	115,131	12/10/26	0.26%	1D ESTR	Monthly	(842)
Komax Holding AG, Registered Shares	Barclays Bank PLC	1,578,939	12/10/26	0.26%	SSARON	Monthly	89,741
Kone Oyj, Class B	BNP Paribas SA	245,738	03/24/27	0.26%	1D ESTR	Monthly	(4,772)
Konica Minolta, Inc.	Citibank N.A.	330,844	02/26/26	0.25%	1D P TONA	Monthly	7,920
Koninklijke Ahold Delhaize NV	BNP Paribas SA	4,086,593	03/24/27	0.26%	1D ESTR	Monthly	(46,743)
Koninklijke BAM Groep NV	BNP Paribas SA	2,243,863	03/24/27	0.26%	1D ESTR	Monthly	(16,360)
Koninklijke BAM Groep NV	UBS AG	974,943	04/24/28	0.26%	1D ESTR	Monthly	68
Kontoor Brands, Inc.	Citibank N.A.	1,741,662	06/25/26	0.20%	1D OBFR01	Monthly	(95,740)
Kontron AG	Bank of America N.A.	794,595	02/15/28	0.26%	1D ESTR	Monthly	35,489
Kontron AG	Barclays Bank PLC	3,242,468	12/10/26	0.26%	1D ESTR	Monthly	22,739
Kontron AG	BNP Paribas SA	380,885	03/24/27	0.26%	1D ESTR	Monthly	17,012
Kontron AG	Goldman Sachs Bank USA	1,061,838	08/19/26	(12.00)%	1D ESTR	Monthly	47,425
Kontron AG	UBS AG	508,052	04/24/28	0.26%	1D ESTR	Monthly	22,691
Koppers Holdings, Inc.	Citibank N.A.	1,004,219	06/25/26	0.20%	1D OBFR01	Monthly	(22,494)
Korn Ferry	Bank of America N.A.	13,391,038	02/15/28	0.20%	1D OBFR01	Monthly	(222,967)
Kose Corp.	SG Americas Securities LLC	786,966	12/08/25	0.25%	1D P TONA	Monthly	(242)
Kroger Co.	Bank of America N.A.	10,999,715	02/15/28	0.20%	1D OBFR01	Monthly	(211,114)
Krones AG	Citibank N.A.	184,914	06/25/26	0.26%	1D ESTR	Monthly	(16,996)
K’s Holdings Corp.	Barclays Bank PLC	5,123,865	05/12/27	0.15%	1D P TONA	Monthly	(4,178)
Kubota Corp.	Barclays Bank PLC	20,508,440	09/09/27	0.24%	1D P TONA	Monthly	742,558
Kubota Corp.	SG Americas Securities LLC	17,856,059	12/08/25	0.25%	1D P TONA	Monthly	676,605
Kuehne & Nagel International AG	Barclays Bank PLC	4,183,346	11/09/26	0.26%	SSARON	Monthly	(82,933)
Kumagai Gumi Co. Ltd.	Goldman Sachs Bank USA	2,449,397	08/19/26	0.25%	1D P TONA	Monthly	(12,953)
Kumagai Gumi Co. Ltd.	SG Americas Securities LLC	8,723,147	12/08/25	0.25%	1D P TONA	Monthly	186,679
Kuraray Co. Ltd.	Bank of America N.A.	4,157,412	03/15/28	0.25%	1D P TONA	Monthly	62,240
Kuraray Co. Ltd.	BNP Paribas SA	1,373,445	03/24/27	0.15%	1D TONA	Monthly	(14,700)
Kureha Corp.	SG Americas Securities LLC	2,318,146	12/08/25	0.25%	1D P TONA	Monthly	62,720
Kyndryl Holdings, Inc.	UBS AG	19,639,740	04/18/28	0.20%	1D OBFR01	Monthly	(741,256)
Kyocera Corp.	Morgan Stanley & Co. International PLC	9,555,478	01/06/27	0.25%	1D P TONA	Monthly	768,622
Kyocera Corp.	SG Americas Securities LLC	11,225,041	12/08/25	0.25%	1D P TONA	Monthly	886,239
Kyocera Corp.	UBS AG	8,060,132	04/18/28	0.24%	1D P TONA	Monthly	836,819
Kyoritsu Maintenance Co. Ltd.	Bank of America N.A.	1,820,066	02/15/28	0.00%	1D P TONA	Monthly	(38,428)
Kyoritsu Maintenance Co. Ltd.	BNP Paribas SA	3,422,022	03/24/27	0.25%	1D TONA	Monthly	(68,208)
Kyoritsu Maintenance Co. Ltd.	Goldman Sachs Bank USA	831,328	08/19/26	0.25%	1D P TONA	Monthly	(17,552)
Kyoritsu Maintenance Co. Ltd.	SG Americas Securities LLC	20,573,116	12/08/25	0.25%	1D P TONA	Monthly	(238,359)
Kyoritsu Maintenance Co. Ltd.	UBS AG	3,054,760	04/03/28	0.25%	1D P TONA	Monthly	(64,496)
Kyushu Financial Group, Inc.	BNP Paribas SA	260,106	03/24/27	0.15%	1D TONA	Monthly	1,875
Kyushu Financial Group, Inc.	SG Americas Securities LLC	4,006,054	12/08/25	0.25%	1D P TONA	Monthly	164,701

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Lamar Advertising Co., Class A	Barclays Bank PLC	$ 5,001,293	12/23/25	0.20%	1D OBFR01	Monthly	$ (116,672)
Lamar Advertising Co., Class A	BNP Paribas SA	1,056,638	04/16/26	0.20%	1D OBFR01	Monthly	(11,033)
Lamar Advertising Co., Class A	SG Americas Securities LLC	1,299,938	12/08/25	0.20%	1D OBFR01	Monthly	(13,990)
Lancashire Holdings Ltd.	Barclays Bank PLC	3,143,556	12/10/26	0.25%	1D SONIA	Monthly	10,076
Lancashire Holdings Ltd.	SG Americas Securities LLC	615,717	12/08/25	0.25%	1D SONIA	Monthly	34,264
Landstar System, Inc.	Citibank N.A.	7,368,162	06/25/26	0.20%	1D OBFR01	Monthly	(219,797)
Lattice Semiconductor Corp.	BNP Paribas SA	1,587,971	04/16/26	0.20%	1D OBFR01	Monthly	(68,605)
Lear Corp.	BNP Paribas SA	7,070,316	04/16/26	0.20%	1D OBFR01	Monthly	(480,293)
Legalzoom.com, Inc.	Morgan Stanley & Co. International PLC	4,023,653	02/08/27	0.20%	1D FEDL01	Monthly	22,504
Leggett & Platt, Inc.	Bank of America N.A.	6,094,208	02/15/28	0.20%	1D OBFR01	Monthly	(181,182)
LendingClub Corp.	Barclays Bank PLC	3,472,951	12/23/25	0.20%	1D OBFR01	Monthly	701,552
LendingClub Corp.	SG Americas Securities LLC	1,020,557	12/08/25	0.20%	1D OBFR01	Monthly	262,547
Lendlease Corp Ltd.	Bank of America N.A.	1,413,475	02/15/28	0.25%	1D AONIA	Monthly	9,937
Lendlease Corp Ltd.	Barclays Bank PLC	10	05/12/27	0.00%	1D AONIA	Monthly	—
Lendlease Corp Ltd.	Barclays Bank PLC	20	09/09/27	0.00%	1D AONIA	Monthly	—
Lennar Corp., Class A	Barclays Bank PLC	26,301,570	12/23/25	0.20%	1D OBFR01	Monthly	(1,409,052)
Leonardo SpA	Bank of America N.A.	11,805,800	02/15/28	0.26%	1D ESTR	Monthly	(132,109)
Leonardo SpA	Barclays Bank PLC	5,867,582	08/17/26	0.26%	1D ESTR	Monthly	(103,775)
LGI Homes, Inc.	Citibank N.A.	282,615	06/25/26	0.20%	1D OBFR01	Monthly	(21,166)
Liberty Energy, Inc., Class A	Barclays Bank PLC	408,398	12/23/25	0.20%	1D OBFR01	Monthly	39,569
Liberty Energy, Inc., Class A	Citibank N.A.	1,377,257	06/25/26	0.20%	1D OBFR01	Monthly	73,964
Liberty Global Ltd., Class A	Barclays Bank PLC	14,282,066	12/23/25	0.20%	1D OBFR01	Monthly	(306,841)
Liberty Global Ltd., Class A	SG Americas Securities LLC	264,973	12/08/25	0.20%	1D OBFR01	Monthly	(264)
Liberty Latin America Ltd., Class A	Goldman Sachs Bank USA	12	08/19/26	0.20%	1D FEDL01	Monthly	2
Life Corp.	Bank of America N.A.	5,048,174	02/15/28	0.25%	1D P TONA	Monthly	80,568
Life Time Group Holdings, Inc.	Morgan Stanley & Co. International PLC	2,958,458	02/05/27	0.20%	1D FEDL01	Monthly	(23,504)
LifeStance Health Group, Inc.	Barclays Bank PLC	13,248,631	12/23/25	0.20%	1D OBFR01	Monthly	(695,309)
Light & Wonder, Inc.	Barclays Bank PLC	1,661,774	12/23/25	0.20%	1D OBFR01	Monthly	(27,320)
Light & Wonder, Inc., CDI	Bank of America N.A.	192	02/15/28	0.25%	1D AONIA	Monthly	1
Lightspeed Commerce, Inc.	Bank of America N.A.	12,573,825	02/15/28	0.20%	CABROVER	Monthly	789,249
Lincoln Electric Holdings, Inc.	SG Americas Securities LLC	19,905,294	12/08/25	0.20%	1D OBFR01	Monthly	2,193,548
Lincoln Electric Holdings, Inc.	UBS AG	3,638,764	04/18/28	0.20%	1D OBFR01	Monthly	397,492
Lindblad Expeditions Holdings, Inc.	SG Americas Securities LLC	1,157,168	12/08/25	0.20%	1D OBFR01	Monthly	(95,913)
Lindblad Expeditions Holdings, Inc.	UBS AG	1,577,019	04/21/28	0.20%	1D OBFR01	Monthly	(62,117)
Link REIT	Barclays Bank PLC	7,976,400	09/09/27	0.31%	HONIA	Monthly	71,442
Link REIT	Morgan Stanley & Co. International PLC	569,901	01/06/27	0.30%	HONIA	Monthly	5,104
Link REIT	Morgan Stanley & Co. International PLC	2,506,017	01/11/27	0.30%	HONIA	Monthly	22,446
Link REIT	UBS AG	8,396,067	04/18/28	0.25%	HONIA	Monthly	244,626
Link REIT	UBS AG	1,441,752	09/03/29	0.25%	HONIA	Monthly	42,007
Lintec Corp.	BNP Paribas SA	1,959,707	03/24/27	0.15%	1D TONA	Monthly	29,326
Lintec Corp.	SG Americas Securities LLC	1,725,533	12/08/25	0.25%	1D P TONA	Monthly	24,896
Lion Corp.	BNP Paribas SA	973	09/07/26	0.15%	1D TONA	Monthly	1
Lion Corp.	Morgan Stanley & Co. International PLC	18,500,525	01/06/27	0.25%	1D P TONA	Monthly	355,614
Lion Finance Group PLC	Bank of America N.A.	1,657,660	02/15/28	0.25%	1D SONIA	Monthly	109,722
Lion Finance Group PLC	Goldman Sachs Bank USA	4,446,597	08/19/26	0.25%	1D SONIA	Monthly	294,324
Lion Finance Group PLC	SG Americas Securities LLC	988,858	12/08/25	0.25%	1D SONIA	Monthly	68,423
Lithia Motors, Inc., Class A	UBS AG	13,245,373	04/18/28	0.20%	1D OBFR01	Monthly	(1,351,549)
LivaNova PLC	Goldman Sachs Bank USA	7,954,205	08/18/26	0.20%	1D FEDL01	Monthly	(227,106)
LivaNova PLC	SG Americas Securities LLC	14,046,195	12/08/25	0.20%	1D OBFR01	Monthly	(1,248,533)
Live Oak Bancshares, Inc.	Barclays Bank PLC	555,039	12/23/25	0.20%	1D OBFR01	Monthly	(32,052)
LiveRamp Holdings, Inc.	Bank of America N.A.	1,046,139	02/15/28	0.20%	1D OBFR01	Monthly	9,188
LiveRamp Holdings, Inc.	Barclays Bank PLC	17,062,436	12/23/25	0.20%	1D OBFR01	Monthly	(72,474)
Lloyds Banking Group PLC	Bank of America N.A.	4,988,831	02/15/28	0.25%	1D SONIA	Monthly	32,396
Lloyds Banking Group PLC	BNP Paribas SA	1,104,392	03/22/27	0.00%	1D SONIA	Monthly	(14,426)
Loblaw Cos Ltd.	Citibank N.A.	6,592,803	02/24/28	0.20%	1D CORRA	Monthly	118,624
Loblaw Cos Ltd.	UBS AG	2,859,396	04/18/28	0.25%	1D CORRA	Monthly	(7,743)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Lockheed Martin Corp.	SG Americas Securities LLC	$ 15,791,358	12/08/25	0.20%	1D OBFR01	Monthly	$ 58,960
Loews Corp.	UBS AG	3,606,320	04/18/28	0.20%	1D OBFR01	Monthly	(3,281)
Logitech International SA, Registered Shares	Barclays Bank PLC	18,137,292	11/09/26	0.26%	SSARON	Monthly	(71,505)
Logitech International SA, Registered Shares	SG Americas Securities LLC	15,547,727	12/08/25	0.22%	SSARON	Monthly	211,480
London Stock Exchange Group PLC	Barclays Bank PLC	36,823,403	08/17/26	0.05%	1D SONIA	Monthly	(3,944,064)
London Stock Exchange Group PLC	Barclays Bank PLC	45,600,843	12/10/26	0.05%	1D SONIA	Monthly	(5,705,839)
Loomis Ab	Barclays Bank PLC	2,933,405	01/18/27	0.28%	1D STIBOR	Monthly	(56,051)
L’Oreal SA	Citibank N.A.	461,747	07/06/26	0.00%	1D ESTR	Monthly	(2,007)
L’Oreal SA	UBS AG	444,774	04/18/28	0.26%	1D ESTR	Monthly	16,736
Lowe’s Cos, Inc.	SG Americas Securities LLC	4,045,591	12/08/25	0.20%	1D OBFR01	Monthly	17,794
LSB Industries, Inc.	Morgan Stanley & Co. International PLC	746,763	02/08/27	0.20%	1D FEDL01	Monthly	(74,763)
Lululemon Athletica, Inc.	UBS AG	3,308,339	04/18/28	0.20%	1D OBFR01	Monthly	(90,033)
Lundin Gold, Inc.	Citibank N.A.	231,147	02/24/28	0.20%	1D CORRA	Monthly	(1,628)
Lundin Gold, Inc.	Morgan Stanley & Co. International PLC	3,092,058	01/06/27	0.20%	CABROVER	Monthly	(44,911)
Lundin Mining Corp.	Citibank N.A.	328,089	02/24/28	0.20%	1D CORRA	Monthly	1,765
LVMH Moet Hennessy Louis Vuitton SE	Bank of America N.A.	3,426,393	02/15/28	0.26%	1D ESTR	Monthly	(9,586)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	5,006,256	01/04/27	0.26%	1D ESTR	Monthly	30,649
LY Corp.	Barclays Bank PLC	4,546,891	09/09/27	0.15%	1D P TONA	Monthly	(17,776)
LY Corp.	Goldman Sachs Bank USA	182,411	08/19/26	0.25%	1D P TONA	Monthly	13,506
LY Corp.	Goldman Sachs Bank USA	569,012	08/19/26	0.25%	1D P TONA	Monthly	42,131
LY Corp.	SG Americas Securities LLC	1,768,361	12/08/25	0.02%	1D P TONA	Monthly	74,207
LY Corp.	SG Americas Securities LLC	11,436,703	12/08/25	0.25%	1D P TONA	Monthly	342,065
Lynas Rare Earths Ltd.	BNP Paribas SA	1,046,521	09/07/26	0.25%	1D AONIA	Monthly	46,604
Lynas Rare Earths Ltd.	UBS AG	3,883,120	04/18/28	0.25%	1D AONIA	Monthly	172,925
M/I Homes, Inc.	Barclays Bank PLC	13,997,215	12/23/25	0.20%	1D OBFR01	Monthly	(356,371)
M/I Homes, Inc.	SG Americas Securities LLC	1,328,471	12/08/25	0.20%	1D OBFR01	Monthly	89,170
M/I Homes, Inc.	UBS AG	942,372	04/21/28	0.20%	1D OBFR01	Monthly	48,475
Mabuchi Motor Co. Ltd.	BNP Paribas SA	3,141,534	03/24/27	0.25%	1D TONA	Monthly	24,850
MACOM Technology Solutions Holdings, Inc.	Citibank N.A.	6,171	02/24/28	0.00%	1D OBFR01	Monthly	—
Macquarie Group Ltd.	Bank of America N.A.	3,929,530	02/15/28	0.25%	1D AONIA	Monthly	(98,055)
Maeda Kosen Co. Ltd.	BNP Paribas SA	1,132,893	03/24/27	0.25%	1D TONA	Monthly	(6,451)
Magna International, Inc.	SG Americas Securities LLC	2,801,040	12/08/25	0.20%	CABROVER	Monthly	(42,219)
Magnolia Oil & Gas Corp., Class A	UBS AG	364,064	04/18/28	0.20%	1D OBFR01	Monthly	10,006
Maire SpA	Bank of America N.A.	1,705,728	02/15/28	0.26%	1D ESTR	Monthly	(3,268)
Maire SpA	BNP Paribas SA	766,593	03/17/27	0.26%	1D ESTR	Monthly	(4,269)
Maire SpA	Goldman Sachs Bank USA	2,273,547	08/19/26	0.26%	1D ESTR	Monthly	(12,662)
Maire SpA	UBS AG	1,926,402	04/24/28	0.26%	1D ESTR	Monthly	(10,195)
Malibu Boats, Inc., Class A	Morgan Stanley & Co. International PLC	2,417,032	02/08/27	0.20%	1D FEDL01	Monthly	(171,072)
Man Group PLC/Jersey	Bank of America N.A.	30	02/15/28	0.25%	1D SONIA	Monthly	(2)
Man Group PLC/Jersey	Bank of America N.A.	56	02/15/28	0.25%	1D SONIA	Monthly	(4)
ManpowerGroup, Inc.	Barclays Bank PLC	12,560,956	12/23/25	0.20%	1D OBFR01	Monthly	(869,097)
Mapfre SA	UBS AG	12,563,535	04/24/28	0.26%	1D ESTR	Monthly	434,465
Maple Leaf Foods, Inc.	Bank of America N.A.	6,848,662	02/15/28	0.20%	CABROVER	Monthly	(111,244)
Marcus Corp.	Barclays Bank PLC	4,208,623	12/23/25	0.20%	1D OBFR01	Monthly	(322,827)
MarketAxess Holdings, Inc.	SG Americas Securities LLC	3,478,877	12/08/25	0.20%	1D OBFR01	Monthly	(181,629)
Marui Group Co. Ltd.	Morgan Stanley & Co. International PLC	25,803,922	01/06/27	0.25%	1D P TONA	Monthly	496,707
Marvell Technology, Inc.	Bank of America N.A.	12,650,968	02/15/28	0.20%	1D OBFR01	Monthly	1,390,715
MasTec, Inc.	SG Americas Securities LLC	13,349,508	12/08/25	0.20%	1D OBFR01	Monthly	1,663,928
MasTec, Inc.	UBS AG	26,930,924	04/18/28	0.20%	1D OBFR01	Monthly	2,708,444
Materion Corp.	Morgan Stanley & Co. International PLC	5,847,401	02/08/27	0.20%	1D FEDL01	Monthly	523,776
Matson, Inc.	SG Americas Securities LLC	5,094,724	12/08/25	0.20%	1D OBFR01	Monthly	(271,472)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Maxell Ltd.	Bank of America N.A.	$ 504,891	02/15/28	0.00%	1D P TONA	Monthly	$ 42,631
Maxell Ltd.	BNP Paribas SA	852,923	03/24/27	0.25%	1D TONA	Monthly	72,018
Maxell Ltd.	Goldman Sachs Bank USA	312,493	08/19/26	0.25%	1D P TONA	Monthly	26,386
Maximus, Inc.	Barclays Bank PLC	10,715,696	12/23/25	0.20%	1D OBFR01	Monthly	332,061
MaxLinear, Inc.	Barclays Bank PLC	6,209,428	12/23/25	0.20%	1D OBFR01	Monthly	152,823
MaxLinear, Inc.	BNP Paribas SA	913,550	04/16/26	0.20%	1D OBFR01	Monthly	90,086
Mazda Motor Corp.	SG Americas Securities LLC	4,289,382	12/08/25	0.25%	1D P TONA	Monthly	253,566
McDonald’s Holdings Co. Japan Ltd.	Barclays Bank PLC	30,701,982	05/12/27	0.00%	1D P TONA	Monthly	637,634
McDonald’s Holdings Co. Japan Ltd.	Barclays Bank PLC	11,214,453	09/09/27	0.00%	1D P TONA	Monthly	246,391
McDonald’s Holdings Co. Japan Ltd.	SG Americas Securities LLC	8,674,861	12/08/25	0.25%	1D P TONA	Monthly	194,314
MCJ Co. Ltd.	SG Americas Securities LLC	1,998,804	12/08/25	0.25%	1D P TONA	Monthly	133,875
McKesson Corp.	BNP Paribas SA	6,572,056	04/16/26	0.20%	1D OBFR01	Monthly	(164,440)
McMillan Shakespeare Ltd.	Barclays Bank PLC	1,588,751	05/12/27	0.00%	1D AONIA	Monthly	43,908
MDU Resources Group, Inc.	SG Americas Securities LLC	5,146,072	12/08/25	0.20%	1D OBFR01	Monthly	273,326
MDU Resources Group, Inc.	UBS AG	2,855,341	04/21/28	0.20%	1D OBFR01	Monthly	101,120
Mediobanca Banca di Credito Finanziario SpA	Barclays Bank PLC	13,465,214	08/17/26	0.26%	1D ESTR	Monthly	154,122
Mediobanca Banca di Credito Finanziario SpA	Citibank N.A.	2,986,433	06/25/26	0.12%	1D ESTR	Monthly	47,839
Medpace Holdings, Inc.	SG Americas Securities LLC	4,980,328	12/08/25	0.20%	1D OBFR01	Monthly	666,829
Medtronic PLC	Citibank N.A.	359,880	02/24/28	0.20%	1D OBFR01	Monthly	(5,508)
MEITEC Group Holdings, Inc.	BNP Paribas SA	9,322,508	03/24/27	0.15%	1D TONA	Monthly	(30,909)
MEITEC Group Holdings, Inc.	Morgan Stanley & Co. International PLC	10,360,738	01/06/27	0.25%	1D P TONA	Monthly	(8,616)
Melco Resorts & Entertainment Ltd., ADR	Barclays Bank PLC	1,428,148	12/23/25	0.20%	1D OBFR01	Monthly	(57,063)
MercadoLibre, Inc.	Citibank N.A.	4,923,415	02/24/28	0.20%	1D OBFR01	Monthly	(21,332)
Meritage Homes Corp.	Citibank N.A.	263,284	02/24/28	0.20%	1D OBFR01	Monthly	(13,049)
METAWATER Co. Ltd.	Bank of America N.A.	4,996,926	02/15/28	0.25%	1D P TONA	Monthly	769,362
METAWATER Co. Ltd.	Goldman Sachs Bank USA	416,040	08/19/26	0.25%	1D P TONA	Monthly	71,150
Methanex Corp.	SG Americas Securities LLC	5,832,500	12/08/25	0.20%	CABROVER	Monthly	(131,690)
MetLife, Inc.	Bank of America N.A.	4,209,591	02/15/28	0.20%	1D OBFR01	Monthly	(11,075)
Metro, Inc.	Citibank N.A.	111,947	02/24/28	0.20%	1D CORRA	Monthly	228
Metro, Inc.	SG Americas Securities LLC	617,790	12/08/25	0.00%	CABROVER	Monthly	(29)
Mettler-Toledo International, Inc.	Barclays Bank PLC	3,827,534	12/23/25	0.20%	1D OBFR01	Monthly	46,221
MFE-MediaForEurope NV, Class A	Barclays Bank PLC	2,029,497	12/10/26	0.26%	1D ESTR	Monthly	(10,713)
MGIC Investment Corp.	Barclays Bank PLC	9,972,235	12/23/25	0.20%	1D OBFR01	Monthly	69,661
MGIC Investment Corp.	SG Americas Securities LLC	213,667	12/08/25	0.20%	1D OBFR01	Monthly	(10,585)
Midland States Bancorp, Inc.	Bank of America N.A.	387,465	02/15/28	0.20%	1D OBFR01	Monthly	(26,200)
Midland States Bancorp, Inc.	BNP Paribas SA	245,983	04/16/26	0.20%	1D OBFR01	Monthly	(16,633)
Midland States Bancorp, Inc.	Goldman Sachs Bank USA	287,657	08/19/26	0.20%	1D FEDL01	Monthly	(19,451)
Midland States Bancorp, Inc.	UBS AG	136,698	04/21/28	0.20%	1D OBFR01	Monthly	(9,243)
Milbon Co. Ltd.	Barclays Bank PLC	1,716,209	05/12/27	0.00%	1D P TONA	Monthly	73,074
Milbon Co. Ltd.	Goldman Sachs Bank USA	1,622,171	08/19/26	0.25%	1D P TONA	Monthly	54,122
Miller Industries, Inc.	Citibank N.A.	193,284	06/25/26	0.20%	1D OBFR01	Monthly	(14,147)
MillerKnoll, Inc.	SG Americas Securities LLC	2,168,269	12/08/25	0.20%	1D OBFR01	Monthly	(106,262)
Millicom International Cellular SA	Morgan Stanley & Co. International PLC	3,481,342	02/08/27	0.20%	1D FEDL01	Monthly	(96,938)
MiNK Therapeutics, Inc.	Goldman Sachs Bank USA	196	08/19/26	0.20%	1D FEDL01	Monthly	(90)
MIRAIT ONE Corp.	Barclays Bank PLC	13,149,352	05/12/27	0.24%	1D P TONA	Monthly	255,955
Mirvac Group	Barclays Bank PLC	14,538,482	05/12/27	0.00%	1D AONIA	Monthly	11,956
Mirvac Group	Barclays Bank PLC	7,234,678	09/09/27	0.00%	1D AONIA	Monthly	5,750
MISUMI Group, Inc.	BNP Paribas SA	2,103,823	03/24/27	0.15%	1D TONA	Monthly	141,142
MISUMI Group, Inc.	SG Americas Securities LLC	5,585,031	12/08/25	0.25%	1D P TONA	Monthly	854,662
MISUMI Group, Inc.	UBS AG	2,287,351	09/03/29	0.25%	1D P TONA	Monthly	153,454
Mitie Group PLC	Bank of America N.A.	3,231,093	02/15/28	0.25%	1D SONIA	Monthly	51,585
Mitie Group PLC	BNP Paribas SA	1,636,711	03/17/27	0.25%	1D SONIA	Monthly	26,131
Mitie Group PLC	Goldman Sachs Bank USA	1,754,569	08/19/26	0.25%	1D SONIA	Monthly	28,012
Mitsubishi Chemical Group Corp.	Barclays Bank PLC	3,363,695	09/09/27	0.18%	1D P TONA	Monthly	170,716
Mitsubishi Chemical Group Corp.	BNP Paribas SA	443,857	09/07/26	0.15%	1D TONA	Monthly	27,288
Mitsubishi Chemical Group Corp.	Goldman Sachs Bank USA	5,942,558	08/19/26	0.25%	1D P TONA	Monthly	365,348
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Mitsubishi Chemical Group Corp.	UBS AG	$ 3,318,925	09/03/29	0.20%	1D P TONA	Monthly	$ 204,047
Mitsubishi Gas Chemical Co., Inc.	SG Americas Securities LLC	184,693	12/08/25	0.25%	1D P TONA	Monthly	(1,577)
Mitsubishi Logistics Corp.	SG Americas Securities LLC	7,639,073	12/08/25	0.25%	1D P TONA	Monthly	795,623
Mitsubishi Materials Corp.	Citibank N.A.	751,601	02/26/26	0.25%	1D P TONA	Monthly	(16,939)
Mitsubishi UFJ Financial Group, Inc.	UBS AG	3,559,662	09/03/29	0.25%	1D P TONA	Monthly	142,389
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	21,489,680	01/06/27	0.25%	1D P TONA	Monthly	234,926
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	7,799,129	01/07/27	0.25%	1D P TONA	Monthly	50,391
Mitsui Fudosan Co. Ltd.	Barclays Bank PLC	15,892,856	09/09/27	0.15%	1D P TONA	Monthly	387,363
Mitsui Fudosan Co. Ltd.	SG Americas Securities LLC	14,210,529	12/08/25	0.25%	1D P TONA	Monthly	(110,362)
Mitsui Mining & Smelting Co. Ltd.	Goldman Sachs Bank USA	1,060,245	08/19/26	0.05%	1D P TONA	Monthly	234,002
Mitsui Mining & Smelting Co. Ltd.	UBS AG	22,476,467	04/03/28	0.25%	1D P TONA	Monthly	4,901,514
Mitsui OSK Lines Ltd.	SG Americas Securities LLC	9,795,846	12/08/25	0.25%	1D P TONA	Monthly	644,131
MIXI, Inc.	Goldman Sachs Bank USA	849,828	08/19/26	0.25%	1D P TONA	Monthly	1,485
MIXI, Inc.	Morgan Stanley & Co. International PLC	3,856,595	01/06/27	0.25%	1D P TONA	Monthly	40,676
Mizuho Financial Group, Inc.	Morgan Stanley & Co. International PLC	13,771,759	01/06/27	0.25%	1D P TONA	Monthly	794,343
Mizuho Financial Group, Inc.	SG Americas Securities LLC	20,712,893	12/08/25	0.25%	1D P TONA	Monthly	2,538,312
MKS, Inc.	BNP Paribas SA	3,959,105	04/16/26	0.20%	1D OBFR01	Monthly	(324,752)
Mobileye Global, Inc., Class A	SG Americas Securities LLC	1,818,734	12/08/25	0.20%	1D OBFR01	Monthly	(5,412)
Moderna, Inc.	SG Americas Securities LLC	7,692,400	12/08/25	0.20%	1D OBFR01	Monthly	(706,988)
Monadelphous Group Ltd.	BNP Paribas SA	3,009,121	03/22/27	0.25%	1D AONIA	Monthly	212,141
Monro, Inc.	Bank of America N.A.	3,180,075	02/15/28	0.20%	1D OBFR01	Monthly	(201,055)
Monster Beverage Corp.	BNP Paribas SA	10,890,560	04/16/26	0.20%	1D OBFR01	Monthly	(51,537)
MONY Group PLC	Bank of America N.A.	3	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Bank of America N.A.	3	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	3	08/19/26	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	6	08/19/26	0.25%	1D SONIA	Monthly	(1)
Moody’s Corp.	Barclays Bank PLC	6,733,628	12/23/25	0.20%	1D OBFR01	Monthly	224,086
Moody’s Corp.	SG Americas Securities LLC	15,327,399	12/08/25	0.20%	1D OBFR01	Monthly	513,248
Moog, Inc., Class A	SG Americas Securities LLC	886,043	12/08/25	0.20%	1D OBFR01	Monthly	(13,191)
Morgan Sindall Group PLC	Bank of America N.A.	2,188,936	02/15/28	0.25%	1D SONIA	Monthly	16,267
Morgan Sindall Group PLC	BNP Paribas SA	2,517,109	03/17/27	0.25%	1D SONIA	Monthly	4,059
Morgan Sindall Group PLC	Goldman Sachs Bank USA	1,460,495	08/19/26	0.25%	1D SONIA	Monthly	10,854
Morgan Sindall Group PLC	SG Americas Securities LLC	1,585,867	12/08/25	0.25%	1D SONIA	Monthly	33,454
Morgan Sindall Group PLC	UBS AG	1,585,515	04/24/28	0.25%	1D SONIA	Monthly	11,783
Morgan Stanley	Barclays Bank PLC	4,941,145	12/23/25	0.20%	1D OBFR01	Monthly	74,017
Morgan Stanley	SG Americas Securities LLC	20,822,744	12/08/25	0.20%	1D OBFR01	Monthly	196,232
Morinaga & Co. Ltd./Japan	Goldman Sachs Bank USA	2,322,698	08/19/26	0.25%	1D P TONA	Monthly	50,988
Morinaga & Co. Ltd./Japan	SG Americas Securities LLC	1,660,855	12/08/25	0.25%	1D P TONA	Monthly	23,233
Mota-Engil SGPS SA	BNP Paribas SA	1,023,629	03/17/27	0.26%	1D ESTR	Monthly	48,239
Mota-Engil SGPS SA	Goldman Sachs Bank USA	2,375,999	08/19/26	0.26%	1D ESTR	Monthly	111,969
Mota-Engil SGPS SA	Morgan Stanley & Co. International PLC	935,187	01/04/27	0.26%	1D ESTR	Monthly	63,693
Mota-Engil SGPS SA	UBS AG	2,491,444	04/24/28	0.26%	1D ESTR	Monthly	117,410
Motorola Solutions, Inc.	Barclays Bank PLC	15,200,685	12/23/25	0.20%	1D OBFR01	Monthly	639,030
Motorola Solutions, Inc.	SG Americas Securities LLC	573,870	12/08/25	0.20%	1D OBFR01	Monthly	29,728
Mowi ASA	SG Americas Securities LLC	3,016,462	12/08/25	0.26%	NOWA	Monthly	12,162
MS&AD Insurance Group Holdings, Inc.	Barclays Bank PLC	1,936,702	05/12/27	0.15%	1D P TONA	Monthly	39,659
MS&AD Insurance Group Holdings, Inc.	Barclays Bank PLC	1,830,443	09/09/27	0.15%	1D P TONA	Monthly	4,902
MSC Industrial Direct Co., Inc., Class A	Barclays Bank PLC	7,040,532	12/23/25	0.20%	1D OBFR01	Monthly	(31,588)
Mullen Group Ltd.	SG Americas Securities LLC	840,296	12/08/25	0.20%	CABROVER	Monthly	(18,654)
Munters Group AB	Bank of America N.A.	2,041,882	02/15/28	0.26%	1D STIBOR	Monthly	145,668
Murata Manufacturing Co. Ltd.	Barclays Bank PLC	19,994,476	09/09/27	0.00%	1D P TONA	Monthly	932,537
Murata Manufacturing Co. Ltd.	Goldman Sachs Bank USA	8,159,327	08/19/26	0.25%	1D P TONA	Monthly	400,506
Murata Manufacturing Co. Ltd.	SG Americas Securities LLC	10,910,260	12/08/25	0.18%	1D P TONA	Monthly	632,343

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Murata Manufacturing Co. Ltd.	SG Americas Securities LLC	$ 29,583,952	12/08/25	0.25%	1D P TONA	Monthly	$ 1,686,006
Murphy Oil Corp.	Bank of America N.A.	6,678,131	02/15/28	0.20%	1D OBFR01	Monthly	(80,234)
Myers Industries, Inc.	Barclays Bank PLC	3,092,982	12/23/25	0.20%	1D OBFR01	Monthly	(66,116)
MYR Group, Inc.	Citibank N.A.	1,440,572	06/25/26	0.20%	1D OBFR01	Monthly	(22,024)
N-able, Inc.	SG Americas Securities LLC	1,467,993	12/08/25	0.20%	1D OBFR01	Monthly	(25,002)
Nabors Industries Ltd.	Barclays Bank PLC	1,740,492	12/23/25	0.20%	1D OBFR01	Monthly	135,959
Nabors Industries Ltd.	SG Americas Securities LLC	1,007,784	12/08/25	0.20%	1D OBFR01	Monthly	17,391
Nabtesco Corp.	Barclays Bank PLC	17,042,736	05/12/27	0.00%	1D P TONA	Monthly	1,015,232
Nagarro SE	Citibank N.A.	116,072	06/25/26	0.26%	1D ESTR	Monthly	(5,587)
Nagase & Co. Ltd.	SG Americas Securities LLC	11,582,091	12/08/25	0.25%	1D P TONA	Monthly	786,441
Nakanishi, Inc.	Morgan Stanley & Co. International PLC	3,716,519	01/06/27	0.25%	1D P TONA	Monthly	70,523
Natera, Inc.	Bank of America N.A.	2,009,339	02/15/28	0.20%	1D OBFR01	Monthly	(217,092)
Natera, Inc.	SG Americas Securities LLC	3,621,167	12/08/25	0.20%	1D OBFR01	Monthly	(521,592)
Natera, Inc.	UBS AG	2,570,673	04/18/28	0.20%	1D OBFR01	Monthly	(274,394)
National Beverage Corp.	Bank of America N.A.	1,953,107	02/15/28	0.20%	1D OBFR01	Monthly	37,359
National Storage Affiliates Trust	Bank of America N.A.	17,316,720	02/15/28	0.20%	1D OBFR01	Monthly	(1,263,347)
NatWest Group PLC	SG Americas Securities LLC	30,424,328	12/08/25	0.25%	1D SONIA	Monthly	1,969,833
NatWest Group PLC	SG Americas Securities LLC	9,694,666	12/08/25	0.25%	1D SONIA	Monthly	618,253
NCC AB, B Shares	Barclays Bank PLC	774,341	01/18/27	0.28%	1D STIBOR	Monthly	(1,043)
NEC Corp.	Bank of America N.A.	5,120,159	02/15/28	0.00%	1D P TONA	Monthly	594,300
NEC Corp.	Bank of America N.A.	5,616,737	03/15/28	0.25%	1D P TONA	Monthly	651,938
NEC Corp.	Goldman Sachs Bank USA	6,625,332	08/19/26	0.25%	1D P TONA	Monthly	769,006
NEC Corp.	SG Americas Securities LLC	5,223,469	12/08/25	0.25%	1D P TONA	Monthly	439,301
NEC Corp.	SG Americas Securities LLC	12,969,417	12/08/25	0.25%	1D P TONA	Monthly	1,138,691
NEC Corp.	UBS AG	14,962,778	04/18/28	0.25%	1D P TONA	Monthly	1,678,070
NEC Corp.	UBS AG	9,016,624	09/03/29	0.25%	1D P TONA	Monthly	1,028,188
Neinor Homes SA	Citibank N.A.	138,200	06/25/26	0.26%	1D ESTR	Monthly	(1,676)
Nemetschek SE	UBS AG	13,645,889	09/03/29	0.26%	1D ESTR	Monthly	426,654
NerdWallet, Inc.	UBS AG	276,419	04/21/28	0.20%	1D OBFR01	Monthly	5,592
Neste OYJ	Barclays Bank PLC	427,807	08/17/26	0.26%	1D ESTR	Monthly	(1,692)
Neste OYJ	Barclays Bank PLC	2,407,184	12/10/26	0.26%	1D ESTR	Monthly	(65,264)
NetScout Systems, Inc.	Bank of America N.A.	625,597	02/15/28	0.20%	1D OBFR01	Monthly	(21,853)
NetScout Systems, Inc.	Barclays Bank PLC	12,377,330	12/23/25	0.20%	1D OBFR01	Monthly	(764,434)
NetScout Systems, Inc.	SG Americas Securities LLC	4,982,527	12/08/25	0.20%	1D OBFR01	Monthly	(500,414)
Netwealth Group Ltd.	Bank of America N.A.	10,388,570	02/15/28	0.25%	1D AONIA	Monthly	384,211
Netwealth Group Ltd.	Goldman Sachs Bank USA	2,905,705	08/19/26	0.30%	1D AONIA	Monthly	107,465
Netwealth Group Ltd.	SG Americas Securities LLC	10,317,966	12/08/25	0.30%	1D AONIA	Monthly	588,909
Neurocrine Biosciences, Inc.	Barclays Bank PLC	5,329,514	12/23/25	0.20%	1D OBFR01	Monthly	(181,464)
New York Times Co., Class A	Morgan Stanley & Co. International PLC	11,642,853	02/05/27	0.20%	1D FEDL01	Monthly	(339,810)
Newell Brands, Inc.	Bank of America N.A.	2,337,559	02/15/28	0.20%	1D OBFR01	Monthly	79,280
Newell Brands, Inc.	SG Americas Securities LLC	5,577,842	12/08/25	0.20%	1D OBFR01	Monthly	(163,087)
NewMarket Corp.	SG Americas Securities LLC	1,832,707	12/08/25	0.20%	1D OBFR01	Monthly	6,392
Nexgen Energy Ltd.	SG Americas Securities LLC	581,979	12/08/25	0.20%	CABROVER	Monthly	(41,679)
Nexi SpA	BNP Paribas SA	4,696,992	08/17/26	0.26%	1D ESTR	Monthly	(62,687)
Nexity SA	Barclays Bank PLC	576,751	12/10/26	0.26%	1D ESTR	Monthly	31,562
NexPoint Residential Trust, Inc.	Bank of America N.A.	4,420	02/15/28	0.20%	1D OBFR01	Monthly	(335)
NexPoint Residential Trust, Inc.	Barclays Bank PLC	1,927,828	12/23/25	0.20%	1D OBFR01	Monthly	(196,559)
Next PLC	Barclays Bank PLC	23,693,223	08/17/26	0.25%	1D SONIA	Monthly	252,368
Next PLC	SG Americas Securities LLC	8,602,630	12/08/25	0.25%	1D SONIA	Monthly	69,531
NEXTracker, Inc., Class A	UBS AG	1,801,172	04/18/28	0.20%	1D OBFR01	Monthly	(113,555)
NGK Insulators Ltd.	SG Americas Securities LLC	8,523,065	12/08/25	0.25%	1D P TONA	Monthly	458,105
NH Foods Ltd.	Barclays Bank PLC	4,138,974	09/09/27	0.00%	1D P TONA	Monthly	147,922
NH Foods Ltd.	Morgan Stanley & Co. International PLC	1,734,923	01/07/27	0.25%	1D P TONA	Monthly	69,202
Nice Ltd.	Goldman Sachs Bank USA	2,597,233	08/19/26	0.55%	SHIR	Monthly	82,727
Nice Ltd.	Morgan Stanley & Co. International PLC	4,976,037	05/23/27	0.75%	SHIR	Monthly	32,789
Nice Ltd.	Morgan Stanley & Co. International PLC	1,823,384	05/23/27	0.75%	SHIR	Monthly	12,015
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nifco Inc/Japan	SG Americas Securities LLC	$ 2,547,729	12/08/25	0.25%	1D P TONA	Monthly	$ 221,672
Nihon Chouzai Co. Ltd.	Citibank N.A.	301,791	02/26/26	0.25%	1D P TONA	Monthly	7,169
Nihon Kohden Corp.	Barclays Bank PLC	6,024,436	05/12/27	0.00%	1D P TONA	Monthly	77,557
Nine Entertainment Co. Holdings Ltd.	Barclays Bank PLC	5,465,331	05/12/27	0.00%	1D AONIA	Monthly	(78,462)
Nippon Ceramic Co. Ltd.	Morgan Stanley & Co. International PLC	1,382,586	01/06/27	0.25%	1D P TONA	Monthly	52,992
Nippon Electric Glass Co. Ltd.	Morgan Stanley & Co. International PLC	3,636,976	01/06/27	0.25%	1D P TONA	Monthly	463,626
Nippon Express Holdings, Inc.	Goldman Sachs Bank USA	1,655,505	08/19/26	0.25%	1D P TONA	Monthly	51,327
Nippon Express Holdings, Inc.	SG Americas Securities LLC	6,904,899	12/08/25	0.25%	1D P TONA	Monthly	374,944
Nippon Gas Co. Ltd.	Citibank N.A.	151,612	02/26/26	0.00%	1D P TONA	Monthly	(307)
Nippon Kayaku Co. Ltd.	Goldman Sachs Bank USA	1,612,414	08/19/26	0.25%	1D P TONA	Monthly	87,093
Nippon Kayaku Co. Ltd.	SG Americas Securities LLC	5,629,703	12/08/25	0.25%	1D P TONA	Monthly	408,215
Nippon Light Metal Holdings Co. Ltd.	Barclays Bank PLC	328,493	05/12/27	0.00%	1D P TONA	Monthly	1,059
Nippon REIT Investment Corp.	BNP Paribas SA	3,310,443	03/24/27	0.25%	1D TONA	Monthly	97,531
Nippon REIT Investment Corp.	SG Americas Securities LLC	6,026,658	12/08/25	0.25%	1D P TONA	Monthly	294,745
Nippon Yusen KK	Barclays Bank PLC	7,993,450	05/12/27	0.24%	1D P TONA	Monthly	142,737
Nishimatsu Construction Co. Ltd.	BNP Paribas SA	3,476,561	03/24/27	0.15%	1D TONA	Monthly	65,068
Nishimatsu Construction Co. Ltd.	SG Americas Securities LLC	8,211,046	12/08/25	0.25%	1D P TONA	Monthly	282,212
Nishi-Nippon Financial Holdings, Inc.	Barclays Bank PLC	5,479,725	05/12/27	0.00%	1D P TONA	Monthly	183,022
Nissan Chemical Corp.	Barclays Bank PLC	3,437,150	09/09/27	0.00%	1D P TONA	Monthly	168,272
Nissan Chemical Corp.	SG Americas Securities LLC	3,060,072	12/08/25	0.25%	1D P TONA	Monthly	473,633
Nissan Chemical Corp.	UBS AG	1,246,852	09/03/29	0.25%	1D P TONA	Monthly	112,516
Nissha Co. Ltd.	Bank of America N.A.	1,480,342	02/15/28	0.25%	1D P TONA	Monthly	36,266
Nisshin Oillio Group Ltd.	Bank of America N.A.	742,291	02/15/28	0.25%	1D P TONA	Monthly	22,741
Nisshinbo Holdings, Inc.	Goldman Sachs Bank USA	1,354,650	08/19/26	0.25%	1D P TONA	Monthly	29,893
Nisshinbo Holdings, Inc.	UBS AG	12,708,594	04/03/28	0.25%	1D P TONA	Monthly	273,323
NMI Holdings, Inc., Class A	Barclays Bank PLC	34,549,432	12/23/25	0.20%	1D OBFR01	Monthly	(1,145,681)
NN Group NV	Barclays Bank PLC	10,709,030	08/17/26	0.26%	1D ESTR	Monthly	283,978
NN Group NV	Barclays Bank PLC	14,425,219	12/10/26	0.26%	1D ESTR	Monthly	98,126
Noevir Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	4,153,667	01/06/27	0.25%	1D P TONA	Monthly	133,005
Nokia Oyj	Citibank N.A.	3,025,754	06/25/26	0.26%	1D ESTR	Monthly	(212,384)
Nokia OYJ	UBS AG	13,973,836	09/03/29	0.26%	1D ESTR	Monthly	(1,058,765)
Nokian Renkaat Oyj	Citibank N.A.	299,740	06/25/26	0.26%	1D ESTR	Monthly	(18,226)
Nomura Co. Ltd.	Bank of America N.A.	2,547,740	02/15/28	0.25%	1D P TONA	Monthly	102,467
Nomura Co. Ltd.	BNP Paribas SA	2,333,661	03/24/27	0.25%	1D TONA	Monthly	95,695
Nomura Co. Ltd.	Goldman Sachs Bank USA	560,901	08/19/26	0.25%	1D P TONA	Monthly	22,559
Nomura Holdings, Inc.	Barclays Bank PLC	9,077,213	05/12/27	0.23%	1D P TONA	Monthly	503,236
Nomura Holdings, Inc.	Barclays Bank PLC	10,924,954	09/09/27	0.23%	1D P TONA	Monthly	605,674
Nomura Holdings, Inc.	SG Americas Securities LLC	1,812,077	12/08/25	0.25%	1D P TONA	Monthly	155,277
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	16,484,062	05/12/27	0.15%	1D P TONA	Monthly	172,920
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	19,437,265	09/09/27	0.15%	1D P TONA	Monthly	198,334
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	6,522,840	12/08/25	0.25%	1D P TONA	Monthly	(79,605)
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	4,242,903	12/08/25	0.25%	1D P TONA	Monthly	(51,781)
Nomura Research Institute Ltd.	Barclays Bank PLC	1,742,296	09/09/27	0.15%	1D P TONA	Monthly	204,568
Nomura Research Institute Ltd.	Goldman Sachs Bank USA	1,669,361	08/19/26	0.25%	1D P TONA	Monthly	241,890
Nomura Research Institute Ltd.	SG Americas Securities LLC	4,454,366	12/08/25	0.21%	1D P TONA	Monthly	357,396
Nordea Bank Abp	Citibank N.A.	198,246	06/25/26	0.00%	1D ESTR	Monthly	(1,287)
Nordex SE	Citibank N.A.	125,468	07/06/26	0.26%	1D ESTR	Monthly	10,074
Nordex SE	SG Americas Securities LLC	621,628	12/08/25	0.10%	1D ESTR	Monthly	22,776
Nordic Semiconductor ASA	Morgan Stanley & Co. International PLC	360,955	01/04/27	0.26%	NOWA	Monthly	7,580
Noritsu Koki Co. Ltd.	Citibank N.A.	138,341	02/26/26	0.25%	1D P TONA	Monthly	(3,463)
North American Construction Group Ltd.	Bank of America N.A.	524,170	02/15/28	0.20%	CABROVER	Monthly	(753)
North American Construction Group Ltd.	Goldman Sachs Bank USA	592,298	08/19/26	0.20%	1D CORRA	Monthly	(851)
North American Construction Group Ltd.	UBS AG	761,014	04/21/28	0.25%	1D CORRA	Monthly	(1,093)
Northern Star Resources Ltd.	Barclays Bank PLC	1,981,197	09/09/27	0.00%	1D AONIA	Monthly	(123,758)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Northern Star Resources Ltd.	UBS AG	$ 650,886	04/18/28	0.25%	1D AONIA	Monthly	$ (46,570)
Northfield Bancorp, Inc.	SG Americas Securities LLC	1,367	12/08/25	0.20%	1D OBFR01	Monthly	(153)
Northland Power, Inc.	Morgan Stanley & Co. International PLC	901,748	01/04/27	0.20%	CABROVER	Monthly	(26,670)
Northrop Grumman Corp.	Morgan Stanley & Co. International PLC	6,740,233	02/05/27	0.20%	1D FEDL01	Monthly	30,321
Northwestern Energy Group, Inc.	Citibank N.A.	174,075	06/25/26	0.20%	1D OBFR01	Monthly	3,564
Norwegian Air Shuttle ASA	Barclays Bank PLC	4,333,690	12/11/26	0.28%	NOWA	Monthly	(30,730)
NOS SGPS SA	Barclays Bank PLC	1,786,896	12/10/26	0.26%	1D ESTR	Monthly	46,752
NOV, Inc.	SG Americas Securities LLC	14,585,801	12/08/25	0.20%	1D OBFR01	Monthly	(1,004,056)
Nova Ltd.	Bank of America N.A.	428,007	02/15/28	0.20%	1D OBFR01	Monthly	(34,910)
Nova Ltd.	BNP Paribas SA	799,404	04/16/26	0.20%	1D OBFR01	Monthly	(65,203)
Nova Ltd.	Goldman Sachs Bank USA	1,126,771	08/19/26	0.20%	1D FEDL01	Monthly	(91,904)
Novartis AG, Registered Shares	Bank of America N.A.	7,785,206	02/15/28	0.26%	SSARON	Monthly	(288,136)
Novo Nordisk A/S, Class B	Barclays Bank PLC	6,942,046	05/11/26	0.28%	DESTR	Monthly	(1,884,770)
Novo Nordisk A/S, Class B	Citibank N.A.	4,860,418	07/17/26	0.26%	DESTR	Monthly	(1,031,278)
Novocure Ltd.	Barclays Bank PLC	2,878,107	12/23/25	0.20%	1D OBFR01	Monthly	(835,181)
NP3 Fastigheter AB	Barclays Bank PLC	61,223	01/18/27	0.28%	1D STIBOR	Monthly	(2,559)
NRG Energy, Inc.	Citibank N.A.	28,364,972	02/24/28	0.20%	1D OBFR01	Monthly	2,673,032
NRW Holdings Ltd.	Bank of America N.A.	780,745	02/15/28	0.25%	1D AONIA	Monthly	13,098
NRW Holdings Ltd.	Barclays Bank PLC	109,100	05/12/27	0.00%	1D AONIA	Monthly	787
NRW Holdings Ltd.	BNP Paribas SA	607,997	03/22/27	0.25%	1D AONIA	Monthly	10,200
NRW Holdings Ltd.	Goldman Sachs Bank USA	369,977	08/19/26	0.30%	1D AONIA	Monthly	6,207
NRW Holdings Ltd.	UBS AG	462,040	04/03/28	0.25%	1D AONIA	Monthly	7,751
NS Solutions Corp.	BNP Paribas SA	6,076,678	03/24/27	0.25%	1D TONA	Monthly	(442,933)
NTN Corp.	Bank of America N.A.	954,182	02/15/28	0.25%	1D P TONA	Monthly	28,900
NTN Corp.	BNP Paribas SA	1,641,107	03/24/27	0.15%	1D TONA	Monthly	69,135
NTN Corp.	Goldman Sachs Bank USA	1,274,592	08/19/26	0.05%	1D P TONA	Monthly	50,401
NTN Corp.	SG Americas Securities LLC	2,215,303	12/08/25	0.25%	1D P TONA	Monthly	106,250
NTN Corp.	UBS AG	992,954	04/03/28	0.22%	1D P TONA	Monthly	39,264
NTT, Inc.	Barclays Bank PLC	10,138,195	05/12/27	0.22%	1D P TONA	Monthly	144,012
Nutanix, Inc., Class A	Morgan Stanley & Co. International PLC	8,803,921	02/05/27	0.20%	1D FEDL01	Monthly	94,704
NVIDIA Corp.	UBS AG	22,404,573	04/18/28	0.20%	1D OBFR01	Monthly	982,664
NVR, Inc.	Barclays Bank PLC	10,590,847	12/23/25	0.20%	1D OBFR01	Monthly	(482,080)
NVR, Inc.	BNP Paribas SA	1,430,996	04/16/26	0.20%	1D OBFR01	Monthly	48,704
NVR, Inc.	Goldman Sachs Bank USA	1,496,705	08/19/26	0.20%	1D FEDL01	Monthly	50,940
NVR, Inc.	SG Americas Securities LLC	7,661,219	12/08/25	0.20%	1D OBFR01	Monthly	31,711
NVR, Inc.	UBS AG	1,248,471	04/18/28	0.20%	1D OBFR01	Monthly	42,492
Obayashi Corp.	Bank of America N.A.	4,811,437	02/15/28	0.25%	1D P TONA	Monthly	105,326
Obayashi Corp.	Bank of America N.A.	1,655,688	03/15/28	0.25%	1D P TONA	Monthly	36,244
Obayashi Corp.	Barclays Bank PLC	2,941,548	09/09/27	0.25%	1D P TONA	Monthly	9,394
Obayashi Corp.	BNP Paribas SA	2,642,760	09/07/26	0.15%	1D TONA	Monthly	57,852
Obayashi Corp.	BNP Paribas SA	5,824,629	03/24/27	0.15%	1D TONA	Monthly	111,122
Obayashi Corp.	Goldman Sachs Bank USA	1,485,652	08/19/26	0.25%	1D P TONA	Monthly	32,522
Obayashi Corp.	Goldman Sachs Bank USA	2,062,044	08/19/26	0.25%	1D P TONA	Monthly	45,140
Obayashi Corp.	SG Americas Securities LLC	4,562,885	12/08/25	0.25%	1D P TONA	Monthly	134,472
Obayashi Corp.	SG Americas Securities LLC	1,461,840	12/08/25	0.25%	1D P TONA	Monthly	43,082
Obayashi Corp.	UBS AG	4,293,213	04/18/28	0.25%	1D P TONA	Monthly	78,716
Obayashi Corp.	UBS AG	3,178,805	09/03/29	0.25%	1D P TONA	Monthly	69,587
Ocado Group PLC	Bank of America N.A.	615,040	02/15/28	0.25%	1D SONIA	Monthly	208,059
Ocado Group PLC	Barclays Bank PLC	119,169	08/17/26	0.25%	1D SONIA	Monthly	(5,218)
Ocado Group PLC	Goldman Sachs Bank USA	374,455	08/19/26	0.25%	1D SONIA	Monthly	126,673
Ocado Group PLC	SG Americas Securities LLC	729,206	12/08/25	0.25%	1D SONIA	Monthly	251,279
OceanaGold Corp.	Barclays Bank PLC	6,778,963	10/20/25	0.20%	CABROVER	Monthly	(333,490)
OceanaGold Corp.	UBS AG	744,332	04/18/28	0.25%	1D CORRA	Monthly	(24,220)
Oceaneering International, Inc.	Bank of America N.A.	6,605,006	02/15/28	0.20%	1D OBFR01	Monthly	335,848
Oceaneering International, Inc.	Barclays Bank PLC	2,462,066	12/23/25	0.20%	1D OBFR01	Monthly	15,987
Oceaneering International, Inc.	SG Americas Securities LLC	3,754,191	12/08/25	0.20%	1D OBFR01	Monthly	(27,715)
OceanFirst Financial, Corp.	Barclays Bank PLC	1,726,587	12/23/25	0.20%	1D OBFR01	Monthly	(145,139)
OCI NV	Citibank N.A.	1,146,968	06/25/26	0.26%	1D ESTR	Monthly	(42,889)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Oddity Tech Ltd., Class A	SG Americas Securities LLC	$ 314,499	12/08/25	0.20%	1D OBFR01	Monthly	$ 10,065
Odfjell Drilling Ltd.	Goldman Sachs Bank USA	1,422,689	08/19/26	0.26%	NOWA	Monthly	41,078
Odfjell Drilling Ltd.	UBS AG	5,198,485	04/24/28	0.25%	NOWA	Monthly	148,186
Ohsho Food Service Corp.	Barclays Bank PLC	3,388,786	05/12/27	0.00%	1D P TONA	Monthly	79,893
Okamura Corp.	Bank of America N.A.	2,150,676	02/15/28	0.25%	1D P TONA	Monthly	45,030
Okamura Corp.	Goldman Sachs Bank USA	905,813	08/19/26	0.25%	1D P TONA	Monthly	17,865
Oki Electric Industry Co. Ltd.	Bank of America N.A.	3,746,753	02/15/28	0.25%	1D P TONA	Monthly	(44,471)
Oki Electric Industry Co. Ltd.	Goldman Sachs Bank USA	1,613,273	08/19/26	0.25%	1D P TONA	Monthly	(19,148)
Okta, Inc.	Citibank N.A.	1,437,955	02/24/28	0.20%	1D OBFR01	Monthly	(8,706)
Old Dominion Freight Line, Inc.	Citibank N.A.	1,222,117	02/24/28	0.20%	1D OBFR01	Monthly	(106,623)
Olin Corp.	SG Americas Securities LLC	16,731,245	12/08/25	0.20%	1D OBFR01	Monthly	(2,324,231)
Olympic Steel, Inc.	Barclays Bank PLC	2,680,143	12/23/25	0.20%	1D OBFR01	Monthly	(269,022)
Olympus Corp.	Barclays Bank PLC	4,537,384	05/12/27	0.00%	1D P TONA	Monthly	342,985
Olympus Corp.	Barclays Bank PLC	7,179,841	09/09/27	0.00%	1D P TONA	Monthly	542,730
Olympus Corp.	SG Americas Securities LLC	4,812,452	12/08/25	0.25%	1D P TONA	Monthly	383,318
OmniAb, Inc., 12.50 Earnout Shares	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
OmniAb, Inc., 15.00 Earnout Shares	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
Omnicell, Inc.	Barclays Bank PLC	8,233,297	12/23/25	0.20%	1D OBFR01	Monthly	801,188
Omnicell, Inc.	SG Americas Securities LLC	1,849,954	12/08/25	0.20%	1D OBFR01	Monthly	84,202
On Holding AG, Class A	Barclays Bank PLC	2,431,330	12/23/25	0.20%	1D OBFR01	Monthly	(91,810)
ONE Gas, Inc.	SG Americas Securities LLC	27,856,089	12/08/25	0.20%	1D OBFR01	Monthly	142,717
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	5,662,791	05/12/27	0.24%	1D P TONA	Monthly	334,528
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	1,520,673	09/09/27	0.24%	1D P TONA	Monthly	100,829
Ono Pharmaceutical Co. Ltd.	BNP Paribas SA	2,087,893	09/07/26	0.15%	1D TONA	Monthly	31,242
Ono Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	3,359,359	08/19/26	0.25%	1D P TONA	Monthly	50,267
Ono Pharmaceutical Co. Ltd.	SG Americas Securities LLC	1,657,390	12/08/25	0.25%	1D P TONA	Monthly	146,391
Ono Pharmaceutical Co. Ltd.	UBS AG	35,257	09/03/29	0.15%	1D P TONA	Monthly	528
Onto Innovation, Inc.	UBS AG	16,325,733	04/18/28	0.20%	1D OBFR01	Monthly	(808,999)
Open Up Group, Inc.	SG Americas Securities LLC	1,231,558	12/08/25	0.25%	1D P TONA	Monthly	100,468
Orange SA	Barclays Bank PLC	4,650,442	12/10/26	0.15%	1D ESTR	Monthly	14,714
Orange SA	JPMorgan Chase Bank N.A.	2,500,079	02/10/26	0.05%	1D ESTR	Monthly	52,474
Organon & Co.	Morgan Stanley & Co. International PLC	1,559,720	02/08/27	0.20%	1D FEDL01	Monthly	(19,060)
Orica Ltd.	UBS AG	3,370,408	09/03/29	0.25%	1D AONIA	Monthly	69,157
ORIX Corp.	Barclays Bank PLC	15,057,267	09/09/27	0.00%	1D P TONA	Monthly	356,873
ORIX Corp.	Morgan Stanley & Co. International PLC	13,593,670	01/07/27	0.25%	1D P TONA	Monthly	322,184
ORIX Corp.	SG Americas Securities LLC	996,310	12/08/25	0.25%	1D P TONA	Monthly	43,729
Orix JREIT, Inc.	Morgan Stanley & Co. International PLC	8,001,184	01/06/27	0.25%	1D P TONA	Monthly	158,552
Orthofix Medical, Inc.	Barclays Bank PLC	152,370	12/23/25	0.20%	1D OBFR01	Monthly	(824)
Osaka Organic Chemical Industry Ltd.	Barclays Bank PLC	1,204,179	05/12/27	0.00%	1D P TONA	Monthly	49,152
Otsuka Corp.	Barclays Bank PLC	7,982,206	09/09/27	0.00%	1D P TONA	Monthly	62,757
Otsuka Corp.	BNP Paribas SA	5,730,741	09/07/26	0.25%	1D TONA	Monthly	50,037
Otsuka Corp.	BNP Paribas SA	10,113,528	03/24/27	0.25%	1D TONA	Monthly	72,464
Otsuka Corp.	Goldman Sachs Bank USA	886,565	08/19/26	0.25%	1D P TONA	Monthly	7,741
Otsuka Corp.	SG Americas Securities LLC	28,978,035	12/08/25	0.25%	1D P TONA	Monthly	(604,665)
Otsuka Corp.	SG Americas Securities LLC	2,746,142	12/08/25	0.25%	1D P TONA	Monthly	(61,330)
Otsuka Holdings Co. Ltd.	SG Americas Securities LLC	16,703,018	12/08/25	0.25%	1D P TONA	Monthly	1,364,864
Otsuka Holdings Co. Ltd.	UBS AG	10,985,613	04/18/28	0.25%	1D P TONA	Monthly	988,226
Outokumpu OYJ	BNP Paribas SA	3,902,068	03/24/27	0.26%	1D ESTR	Monthly	(332,100)
Pacira BioSciences, Inc.	Bank of America N.A.	1,740,800	02/15/28	0.20%	1D OBFR01	Monthly	(125,601)
Packaging Corp. of America, Class A	SG Americas Securities LLC	11,153,567	12/08/25	0.20%	1D OBFR01	Monthly	(496,154)
PagerDuty, Inc.	BNP Paribas SA	496,089	04/16/26	0.20%	1D OBFR01	Monthly	50,524
PagerDuty, Inc.	SG Americas Securities LLC	12,030,548	12/08/25	0.20%	1D OBFR01	Monthly	37,432
Palantir Technologies, Inc.	SG Americas Securities LLC	15,549,621	12/08/25	0.20%	1D OBFR01	Monthly	452,596
Palomar Holdings, Inc.	Bank of America N.A.	2,420,039	02/15/28	0.20%	1D OBFR01	Monthly	(150,486)
Palomar Holdings, Inc.	Barclays Bank PLC	6,902,126	12/23/25	0.20%	1D OBFR01	Monthly	(265,967)
Palomar Holdings, Inc.	Goldman Sachs Bank USA	2,661,811	08/19/26	0.20%	1D FEDL01	Monthly	(176,166)
PALTAC Corp.	Barclays Bank PLC	2,014,811	05/12/27	0.00%	1D P TONA	Monthly	42,751

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Pan American Silver Corp.	Citibank N.A.	$ 3,766,298	02/24/28	0.20%	1D CORRA	Monthly	$ (115,171)
Pan American Silver Corp.	SG Americas Securities LLC	11,587,202	12/08/25	0.20%	CABROVER	Monthly	(578,524)
Pan Pacific International Holdings Corp.	Bank of America N.A.	5,811,720	03/15/28	(0.29)%	1D P TONA	Monthly	26,394
Pan Pacific International Holdings Corp.	Morgan Stanley & Co. International PLC	2,752,666	01/07/27	0.25%	1D P TONA	Monthly	30,893
Panasonic Holdings Corp.	Barclays Bank PLC	5,324,926	09/09/27	0.24%	1D P TONA	Monthly	12,967
Panasonic Holdings Corp.	BNP Paribas SA	2,713,007	09/07/26	0.25%	1D TONA	Monthly	(12,372)
Panasonic Holdings Corp.	SG Americas Securities LLC	11,851,155	12/08/25	0.18%	1D P TONA	Monthly	(289,030)
Panasonic Holdings Corp.	SG Americas Securities LLC	34,606,668	12/08/25	0.25%	1D P TONA	Monthly	(776,362)
Par Pacific Holdings, Inc.	Barclays Bank PLC	13,904,136	12/23/25	0.20%	1D OBFR01	Monthly	(375,088)
Par Pacific Holdings, Inc.	SG Americas Securities LLC	4,851,211	12/08/25	0.20%	1D OBFR01	Monthly	(61,179)
Paragon Banking Group PLC	Bank of America N.A.	867,835	02/15/28	0.25%	1D SONIA	Monthly	(34,602)
Paragon Banking Group PLC	Goldman Sachs Bank USA	2,790,238	08/19/26	0.25%	1D SONIA	Monthly	(111,251)
Paramount Bed Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	1,596,560	01/06/27	0.25%	1D P TONA	Monthly	(39,478)
Paramount Global, Class B	Barclays Bank PLC	2,043,862	12/23/25	0.20%	1D OBFR01	Monthly	(84,187)
Paramount Global, Class B	BNP Paribas SA	2,211,896	04/16/26	0.20%	1D OBFR01	Monthly	(66,562)
Park Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	10,140,319	02/08/27	0.20%	1D FEDL01	Monthly	(497,518)
Park Hotels & Resorts, Inc.	UBS AG	12,830,478	04/21/28	0.20%	1D OBFR01	Monthly	(367,552)
Park National Corp.	SG Americas Securities LLC	3,274,902	12/08/25	0.20%	1D OBFR01	Monthly	(264,120)
Parker-Hannifin Corp.	BNP Paribas SA	6,367,839	04/16/26	0.20%	1D OBFR01	Monthly	209,014
Parkland Corp.	Bank of America N.A.	14,903,833	02/15/28	0.20%	CABROVER	Monthly	183,239
Parkland Corp.	Morgan Stanley & Co. International PLC	2,970,777	01/06/27	0.20%	CABROVER	Monthly	71,566
Patterson-UTI Energy, Inc.	UBS AG	1,356,218	04/21/28	0.20%	1D OBFR01	Monthly	5,204
Paycom Software, Inc.	SG Americas Securities LLC	1,140,998	12/08/25	0.20%	1D OBFR01	Monthly	(34,700)
Paylocity Holding Corp.	Morgan Stanley & Co. International PLC	28,364,405	02/05/27	0.20%	1D FEDL01	Monthly	134,107
PBF Energy, Inc., Class A	Goldman Sachs Bank USA	5,755,455	08/18/26	0.20%	1D FEDL01	Monthly	(918,219)
PBF Energy, Inc., Class A	SG Americas Securities LLC	31,144,602	12/08/25	0.20%	1D OBFR01	Monthly	(3,551,313)
Peab AB, Class B	BNP Paribas SA	70,042	11/17/25	0.25%	1D STIBOR	Monthly	(966)
Peab AB, Class B	Morgan Stanley & Co. International PLC	821,225	01/04/27	0.26%	1D STIBOR	Monthly	5,850
Peapack-Gladstone Financial Corp.	BNP Paribas SA	956,890	04/16/26	0.20%	1D OBFR01	Monthly	(122,191)
Peapack-Gladstone Financial Corp.	SG Americas Securities LLC	1,013,249	12/08/25	0.20%	1D OBFR01	Monthly	(159,211)
Pearson PLC	Bank of America N.A.	11,193,598	02/15/28	0.25%	1D SONIA	Monthly	167,808
Pearson PLC	UBS AG	4,926,980	09/03/29	0.25%	1D SONIA	Monthly	78,450
Pediatrix Medical Group, Inc.	BNP Paribas SA	4,881,829	04/16/26	0.20%	1D OBFR01	Monthly	(211,786)
Pediatrix Medical Group, Inc.	SG Americas Securities LLC	16,004,688	12/08/25	0.20%	1D OBFR01	Monthly	(1,308,534)
Peloton Interactive, Inc., Class A	Barclays Bank PLC	7,816,582	12/23/25	0.20%	1D OBFR01	Monthly	782,863
Pembina Pipeline Corp.	Bank of America N.A.	9,669,384	02/15/28	0.20%	CABROVER	Monthly	87,146
Pembina Pipeline Corp.	SG Americas Securities LLC	3,996,289	12/08/25	0.20%	CABROVER	Monthly	69,780
Penguin Solutions, Inc.	Morgan Stanley & Co. International PLC	2,427,356	02/08/27	0.20%	1D FEDL01	Monthly	(82,259)
Penn Entertainment, Inc.	Bank of America N.A.	22,348,384	02/15/28	0.20%	1D OBFR01	Monthly	233,406
Penske Automotive Group, Inc.	Citibank N.A.	7,949,774	02/24/28	0.20%	1D OBFR01	Monthly	(214,260)
Pentair PLC	Goldman Sachs Bank USA	6,057,487	08/18/26	0.20%	1D FEDL01	Monthly	(148,590)
Pentair PLC	SG Americas Securities LLC	20,738,275	12/08/25	0.20%	1D OBFR01	Monthly	(701,863)
Penumbra, Inc.	Barclays Bank PLC	3,321,045	12/23/25	0.20%	1D OBFR01	Monthly	188,030
Peoples Bancorp, Inc.	Bank of America N.A.	253,549	02/15/28	0.20%	1D OBFR01	Monthly	(8,792)
Pepkor Holdings Ltd.	JPMorgan Chase Bank N.A.	8,261,364	02/10/26	0.40%	1D OBFR01	Monthly	319,816
PepsiCo, Inc.	BNP Paribas SA	1,199,167	04/16/26	0.20%	1D OBFR01	Monthly	(39,398)
Per Aarsleff Holding A/S	UBS AG	4,257,114	04/24/28	0.25%	DESTR	Monthly	57,659
Perenti Ltd.	Bank of America N.A.	2,365,773	02/15/28	0.25%	1D AONIA	Monthly	(19,738)
Perenti Ltd.	Goldman Sachs Bank USA	1,421,532	08/19/26	0.30%	1D AONIA	Monthly	8,820
Perrigo Co. PLC	Barclays Bank PLC	1,906,212	12/23/25	0.20%	1D OBFR01	Monthly	(60,888)
Perseus Mining Ltd.	Goldman Sachs Bank USA	4,589,972	08/19/26	0.30%	1D AONIA	Monthly	(504,782)
Persol Holdings Co. Ltd.	Barclays Bank PLC	38,141,887	05/12/27	0.00%	1D P TONA	Monthly	11,190
Pfizer, Inc.	Barclays Bank PLC	45,282,093	12/23/25	0.20%	1D OBFR01	Monthly	(3,332,214)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
PG&E Corp.	Barclays Bank PLC	$ 21,694,383	12/23/25	0.20%	1D OBFR01	Monthly	$ 499,039
Phibro Animal Health Corp., Class A	Barclays Bank PLC	6,690,835	12/23/25	0.20%	1D OBFR01	Monthly	(624,905)
Phoenix Group Holdings PLC	SG Americas Securities LLC	1,227,530	12/08/25	0.25%	1D SONIA	Monthly	19,526
Phreesia, Inc.	SG Americas Securities LLC	5,244,685	12/08/25	0.20%	1D OBFR01	Monthly	(267,680)
Picton Property Income Ltd.	UBS AG	1,027,200	04/24/28	0.25%	1D SONIA	Monthly	(18,426)
Pigeon Corp.	Goldman Sachs Bank USA	3,772,427	08/19/26	0.05%	1D P TONA	Monthly	(102,233)
Pigeon Corp.	Morgan Stanley & Co. International PLC	10,943,897	01/06/27	0.25%	1D P TONA	Monthly	106,484
Pilgrim’s Pride Corp.	Barclays Bank PLC	2,084,246	12/23/25	0.20%	1D OBFR01	Monthly	10,961
Pinnacle Investment Management Group Ltd.	Morgan Stanley & Co. International PLC	922,483	01/06/27	0.29%	1D AONIA	Monthly	(3,299)
Pinnacle Investment Management Group Ltd.	UBS AG	2,324,072	04/03/28	0.25%	1D AONIA	Monthly	30,891
Pinnacle West Capital Corp.	SG Americas Securities LLC	6,876,162	12/08/25	0.20%	1D OBFR01	Monthly	(20,215)
Piper Sandler Cos.	Barclays Bank PLC	3,447,307	12/23/25	0.20%	1D OBFR01	Monthly	(13,472)
Planet Fitness, Inc., Class A	Barclays Bank PLC	9,396,717	12/23/25	0.20%	1D OBFR01	Monthly	(360,807)
Playtika Holding Corp.	Bank of America N.A.	89,617	02/15/28	0.20%	1D OBFR01	Monthly	(2,446)
Plejd AB	Barclays Bank PLC	206,068	01/18/27	0.28%	1D STIBOR	Monthly	3,109
Plexus Corp.	UBS AG	16,018,105	04/21/28	0.20%	1D OBFR01	Monthly	(816,280)
Plus500 Ltd.	BNP Paribas SA	24,362,645	03/17/27	0.25%	1D SONIA	Monthly	156,320
PNC Financial Services Group, Inc.	Morgan Stanley & Co. International PLC	8,401,008	02/05/27	0.20%	1D FEDL01	Monthly	(98,387)
Polaris, Inc.	Morgan Stanley & Co. International PLC	13,404,452	02/08/27	0.20%	1D FEDL01	Monthly	268,550
PostNL NV	Citibank N.A.	316,039	06/25/26	0.26%	1D ESTR	Monthly	(35,917)
PotlatchDeltic Corp.	SG Americas Securities LLC	1,650,203	12/08/25	0.20%	1D OBFR01	Monthly	(3,277)
Power Integrations, Inc.	Barclays Bank PLC	5,472,617	12/23/25	0.20%	1D OBFR01	Monthly	(556,280)
Power Integrations, Inc.	SG Americas Securities LLC	2,167,505	12/08/25	0.20%	1D OBFR01	Monthly	(362,367)
PPG Industries, Inc.	Bank of America N.A.	23,612,565	02/15/28	0.20%	1D OBFR01	Monthly	(1,817,742)
PRA Group, Inc.	Barclays Bank PLC	813,764	12/23/25	0.20%	1D OBFR01	Monthly	(29,413)
PRA Group, Inc.	Goldman Sachs Bank USA	92,263	08/19/26	0.20%	1D FEDL01	Monthly	(1,139)
PRA Group, Inc.	UBS AG	354,893	04/21/28	0.20%	1D OBFR01	Monthly	(4,381)
PRADA SpA	Bank of America N.A.	1,391,199	02/15/28	0.30%	HONIA	Monthly	(203,565)
PRADA SpA	Goldman Sachs Bank USA	3,231,891	08/19/26	0.30%	HONIA	Monthly	(472,901)
PRADA SpA	Morgan Stanley & Co. International PLC	287,827	01/06/27	0.30%	HONIA	Monthly	(35,822)
PRADA SpA	UBS AG	1,160,395	05/11/26	0.25%	HONIA	Monthly	(169,793)
Premier, Inc., Class A	Barclays Bank PLC	15,000,386	12/23/25	0.20%	1D OBFR01	Monthly	262,915
Prestige Consumer Healthcare, Inc.	BNP Paribas SA	13,797,866	04/16/26	0.20%	1D OBFR01	Monthly	(220,128)
Prestige Consumer Healthcare, Inc.	SG Americas Securities LLC	6,981,538	12/08/25	0.20%	1D OBFR01	Monthly	(309,695)
Primary Health Properties PLC	SG Americas Securities LLC	6,036,350	12/08/25	0.25%	1D SONIA	Monthly	(14,665)
Primo Brands Corp., Class A	Barclays Bank PLC	8,068,576	12/23/25	0.20%	1D OBFR01	Monthly	(383,801)
Primoris Services Corp.	BNP Paribas SA	11,136,197	04/16/26	0.20%	1D OBFR01	Monthly	1,049,589
Primoris Services Corp.	SG Americas Securities LLC	8,037,095	12/08/25	0.20%	1D OBFR01	Monthly	1,045,507
Principal Financial Group, Inc.	BNP Paribas SA	1,840,106	04/16/26	0.20%	1D OBFR01	Monthly	1,741
Privia Health Group, Inc.	Bank of America N.A.	9,946,829	02/15/28	0.20%	1D OBFR01	Monthly	(539,750)
Privia Health Group, Inc.	SG Americas Securities LLC	16,414,761	12/08/25	0.20%	1D OBFR01	Monthly	(1,241,514)
Pro Medicus Ltd.	Goldman Sachs Bank USA	2,795,667	08/19/26	0.30%	1D AONIA	Monthly	(44,737)
Pro Medicus Ltd.	Morgan Stanley & Co. International PLC	4,072,809	01/06/27	0.29%	1D AONIA	Monthly	(108,028)
Pro Medicus Ltd.	SG Americas Securities LLC	5,327,722	12/08/25	0.30%	1D AONIA	Monthly	70,228
Pro Medicus Ltd.	SG Americas Securities LLC	995,873	12/08/25	0.30%	1D AONIA	Monthly	16,936
Procore Technologies, Inc.	Barclays Bank PLC	1,106,730	12/23/25	0.20%	1D OBFR01	Monthly	(58,354)
Procter & Gamble Co.	Barclays Bank PLC	1,784,108	12/23/25	0.20%	1D OBFR01	Monthly	(88,462)
PROG Holdings, Inc.	Barclays Bank PLC	5,608,132	12/23/25	0.20%	1D OBFR01	Monthly	633,145
Progress Software Corp.	Barclays Bank PLC	14,040,659	12/23/25	0.20%	1D OBFR01	Monthly	(243,911)
Progress Software Corp.	BNP Paribas SA	4,493,957	04/16/26	0.20%	1D OBFR01	Monthly	32,102
Progress Software Corp.	SG Americas Securities LLC	4,261,039	12/08/25	0.20%	1D OBFR01	Monthly	(351,462)
Progyny, Inc.	Barclays Bank PLC	26,986,163	12/23/25	0.20%	1D OBFR01	Monthly	609,946
PROS Holdings, Inc.	Barclays Bank PLC	5,034,855	12/23/25	0.20%	1D OBFR01	Monthly	12,869
PROS Holdings, Inc.	SG Americas Securities LLC	1,957,376	12/08/25	0.20%	1D OBFR01	Monthly	(97,217)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
ProSiebenSat.1 Media SE	Citibank N.A.	$ 502,736	06/25/26	0.26%	1D ESTR	Monthly	$ 49,091
Prosperity Bancshares, Inc.	SG Americas Securities LLC	3,266,415	12/08/25	0.20%	1D OBFR01	Monthly	(240,801)
Prosus NV	Citibank N.A.	5,762,206	07/06/26	0.26%	1D ESTR	Monthly	13,949
Prosus NV	UBS AG	3,095,472	04/18/28	0.26%	1D ESTR	Monthly	(63,980)
PRS REIT PLC	UBS AG	14,459	04/24/28	0.25%	1D SONIA	Monthly	(110)
Public Storage	Morgan Stanley & Co. International PLC	9,284,176	02/05/27	0.20%	1D FEDL01	Monthly	(609,290)
Publicis Groupe SA	Citibank N.A.	1,756,441	07/06/26	0.00%	1D ESTR	Monthly	(2,552)
Publicis Groupe SA	UBS AG	1,695,893	04/18/28	0.26%	1D ESTR	Monthly	(2,773)
PUMA SE	Citibank N.A.	98,833	07/06/26	0.00%	1D ESTR	Monthly	(666)
Q2 Holdings, Inc.	SG Americas Securities LLC	6,288,071	12/08/25	0.20%	1D OBFR01	Monthly	(844,666)
Qantas Airways Ltd.	BNP Paribas SA	2,843,556	09/07/26	0.25%	1D AONIA	Monthly	(29,245)
Qantas Airways Ltd.	Goldman Sachs Bank USA	1,942,174	08/19/26	0.30%	1D AONIA	Monthly	(19,283)
Qantas Airways Ltd.	Goldman Sachs Bank USA	1,426,951	08/19/26	0.30%	1D AONIA	Monthly	(14,168)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	13,611,539	01/06/27	0.29%	1D AONIA	Monthly	(135,230)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	6,312,582	01/07/27	0.29%	1D AONIA	Monthly	(62,332)
QBE Insurance Group Ltd.	Barclays Bank PLC	210,436	05/12/27	0.00%	1D AONIA	Monthly	1,530
QIAGEN NV	Bank of America N.A.	4,154,866	02/15/28	0.26%	1D ESTR	Monthly	239,217
QIAGEN NV	Morgan Stanley & Co. International PLC	30,897,833	02/05/27	0.20%	1D FEDL01	Monthly	(337,278)
Qorvo, Inc.	Morgan Stanley & Co. International PLC	24,113,129	02/05/27	0.20%	1D FEDL01	Monthly	(1,153,475)
QUALCOMM, Inc.	Bank of America N.A.	17,806,511	02/15/28	0.20%	1D OBFR01	Monthly	(879,212)
Qualys, Inc.	Barclays Bank PLC	11,066,580	12/23/25	0.20%	1D OBFR01	Monthly	(626,839)
Qualys, Inc.	BNP Paribas SA	2,587,709	04/16/26	0.20%	1D OBFR01	Monthly	(87,190)
Qualys, Inc.	Goldman Sachs Bank USA	283,407	08/19/26	0.20%	1D FEDL01	Monthly	(9,549)
Qualys, Inc.	SG Americas Securities LLC	2,239,450	12/08/25	0.20%	1D OBFR01	Monthly	(177,664)
Qualys, Inc.	UBS AG	1,928	04/18/28	0.20%	1D OBFR01	Monthly	(65)
Quanex Building Products Corp.	SG Americas Securities LLC	1,854,263	12/08/25	0.20%	1D OBFR01	Monthly	(58,090)
QuantumScape Corp., Class A	SG Americas Securities LLC	1,516,608	12/08/25	0.20%	1D OBFR01	Monthly	(427,616)
Quest Diagnostics, Inc.	UBS AG	2,000,009	04/18/28	0.20%	1D OBFR01	Monthly	(6,491)
QuidelOrtho Corp.	Barclays Bank PLC	4,838,298	12/23/25	0.20%	1D OBFR01	Monthly	(477,389)
Quilter PLC	SG Americas Securities LLC	1,735,680	12/08/25	0.25%	1D SONIA	Monthly	84,672
Quilter PLC	UBS AG	4,281,659	04/24/28	0.25%	1D SONIA	Monthly	87,802
QuinStreet, Inc.	BNP Paribas SA	6,115,873	04/16/26	0.20%	1D OBFR01	Monthly	367,291
QuinStreet, Inc.	SG Americas Securities LLC	614,929	12/08/25	0.20%	1D OBFR01	Monthly	8,356
Radware Ltd.	Barclays Bank PLC	1,671,107	12/23/25	0.20%	1D OBFR01	Monthly	(197,955)
Radware Ltd.	SG Americas Securities LLC	436,590	12/08/25	0.20%	1D OBFR01	Monthly	(73,710)
Raiffeisen Bank International AG	Barclays Bank PLC	14,555,378	12/10/26	0.26%	1D ESTR	Monthly	525,726
Raito Kogyo Co. Ltd.	Bank of America N.A.	2,227,840	02/15/28	0.25%	1D P TONA	Monthly	104,908
Raito Kogyo Co. Ltd.	Goldman Sachs Bank USA	810,756	08/19/26	0.25%	1D P TONA	Monthly	69,448
Rakuten Group, Inc.	BNP Paribas SA	10,910,162	09/07/26	0.25%	1D TONA	Monthly	(439,087)
Rakuten Group, Inc.	BNP Paribas SA	12,376,273	03/24/27	0.25%	1D TONA	Monthly	(498,092)
Rakuten Group, Inc.	Goldman Sachs Bank USA	5,253,432	08/19/26	0.25%	1D P TONA	Monthly	(211,428)
Rakuten Group, Inc.	SG Americas Securities LLC	23,868,234	12/08/25	0.25%	1D P TONA	Monthly	(478,194)
Ralph Lauren Corp., Class A	Barclays Bank PLC	4,776,143	12/23/25	0.20%	1D OBFR01	Monthly	172,949
Rambus, Inc.	Morgan Stanley & Co. International PLC	17,323,329	02/05/27	0.20%	1D FEDL01	Monthly	1,903,720
Ramelius Resources Ltd.	Barclays Bank PLC	8,784,522	05/12/27	0.00%	1D AONIA	Monthly	(525,383)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	Barclays Bank PLC	1,016,765	04/06/26	0.60%	SHIR	Monthly	(8,945)
Rapid7, Inc.	BNP Paribas SA	3,254,589	04/16/26	0.20%	1D OBFR01	Monthly	(197,152)
Rapid7, Inc.	SG Americas Securities LLC	15,323,138	12/08/25	0.20%	1D OBFR01	Monthly	(2,065,713)
Rational AG	Barclays Bank PLC	10,294,953	08/17/26	0.26%	1D ESTR	Monthly	(360,767)
Rational AG	BNP Paribas SA	3,955	03/24/27	0.26%	1D ESTR	Monthly	(95)
Rational AG	Morgan Stanley & Co. International PLC	3,527,915	01/04/27	0.26%	1D ESTR	Monthly	(123,629)
Rational AG	UBS AG	2,813,219	09/03/29	0.26%	1D ESTR	Monthly	(146,142)
RaySearch Laboratories AB	BNP Paribas SA	151,037	11/17/25	0.25%	1D STIBOR	Monthly	(10,860)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
REA Group Ltd.	Barclays Bank PLC	$ 10,188,200	05/12/27	0.00%	1D AONIA	Monthly	$ (48,596)
REA Group Ltd.	Barclays Bank PLC	13,601,589	09/09/27	0.00%	1D AONIA	Monthly	(67,594)
Reckitt Benckiser Group PLC	UBS AG	122,220	04/18/28	0.25%	1D SONIA	Monthly	1,965
Recordati Industria Chimica e Farmaceutica SpA	SG Americas Securities LLC	7,000,536	12/08/25	0.26%	1D ESTR	Monthly	(430,442)
Recruit Holdings Co. Ltd.	Barclays Bank PLC	20,501,849	09/09/27	0.00%	1D P TONA	Monthly	2,221,970
Recruit Holdings Co. Ltd.	SG Americas Securities LLC	28,644,593	12/08/25	0.25%	1D P TONA	Monthly	1,780,404
Red Rock Resorts, Inc., Class A	Citibank N.A.	655,584	06/25/26	0.20%	1D OBFR01	Monthly	38,652
Redcare Pharmacy NV	Barclays Bank PLC	4,617,152	12/10/26	0.26%	1D ESTR	Monthly	(500,687)
Reddit, Inc.	SG Americas Securities LLC	2,558,841	12/08/25	0.20%	1D OBFR01	Monthly	186,766
Regeneron Pharmaceuticals, Inc.	SG Americas Securities LLC	7,495,922	12/08/25	0.19%	1D OBFR01	Monthly	(35,120)
Regis Resources Ltd.	Morgan Stanley & Co. International PLC	8,222,188	01/06/27	0.29%	1D AONIA	Monthly	(674,132)
Remitly Global, Inc.	Barclays Bank PLC	42,711,372	12/23/25	0.20%	1D OBFR01	Monthly	(1,826,072)
ResMed, Inc.	BNP Paribas SA	17,211,470	04/16/26	0.20%	1D OBFR01	Monthly	1,207,570
ResMed, Inc.	SG Americas Securities LLC	14,345,040	12/08/25	0.20%	1D OBFR01	Monthly	(137,807)
Resona Holdings Inc.	Morgan Stanley & Co. International PLC	5,996,273	01/06/27	0.25%	1D P TONA	Monthly	319,173
Resona Holdings Inc.	UBS AG	3,733,456	04/18/28	0.25%	1D P TONA	Monthly	236,800
REVOLUTION Medicines, Inc.	Morgan Stanley & Co. International PLC	7,272,793	02/05/27	0.20%	1D FEDL01	Monthly	(190,039)
Revolve Group, Inc.	Barclays Bank PLC	7,064,580	12/23/25	0.20%	1D OBFR01	Monthly	(473,301)
REX American Resources Corp.	SG Americas Securities LLC	1,218,983	12/08/25	0.20%	1D OBFR01	Monthly	(17,693)
RH	Morgan Stanley & Co. International PLC	9,956,263	02/08/27	0.20%	1D FEDL01	Monthly	(342,500)
Rheinmetall AG	Barclays Bank PLC	10,739,580	08/17/26	0.10%	1D ESTR	Monthly	(70,096)
Rheinmetall AG	Barclays Bank PLC	6,084,628	12/10/26	0.10%	1D ESTR	Monthly	343
Rightmove PLC	Barclays Bank PLC	14,693,947	08/17/26	0.25%	1D SONIA	Monthly	494,889
Rightmove PLC	Morgan Stanley & Co. International PLC	5,680,095	01/04/27	0.25%	1D SONIA	Monthly	192,125
RingCentral, Inc., Class A	BNP Paribas SA	18,665,761	04/16/26	0.20%	1D OBFR01	Monthly	(287,140)
RingCentral, Inc., Class A	SG Americas Securities LLC	14,347,912	12/08/25	0.20%	1D OBFR01	Monthly	(1,890,770)
Rinnai Corp.	Barclays Bank PLC	11,027,841	05/12/27	0.00%	1D P TONA	Monthly	323,384
Rio Tinto PLC	UBS AG	2,076,330	04/18/28	0.25%	1D SONIA	Monthly	57,147
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	8,245,160	01/04/27	0.20%	CABROVER	Monthly	(173,775)
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	4,201,825	01/06/27	0.20%	CABROVER	Monthly	(88,558)
RioCan Real Estate Investment Trust	SG Americas Securities LLC	7,984,024	12/08/25	0.20%	CABROVER	Monthly	47,999
RLJ Lodging Trust	Goldman Sachs Bank USA	3,514,578	08/19/26	0.20%	1D FEDL01	Monthly	(114,856)
RLJ Lodging Trust	SG Americas Securities LLC	3,863,431	12/08/25	0.20%	1D OBFR01	Monthly	(96,713)
Robert Half, Inc.	Barclays Bank PLC	4,102,592	12/23/25	0.20%	1D OBFR01	Monthly	(553,807)
Robert Half, Inc.	SG Americas Securities LLC	11,234,755	12/08/25	0.20%	1D OBFR01	Monthly	(1,477,892)
ROBLOX Corp., Class A	Barclays Bank PLC	16,997,001	12/23/25	0.20%	1D OBFR01	Monthly	2,487,332
Roche Holding AG	BNP Paribas SA	927,486	08/17/26	0.26%	SSARON	Monthly	(2,265)
Roche Holding AG	Citibank N.A.	320,247	02/26/26	0.26%	SSARON	Monthly	(5,526)
Roche Holding AG	Goldman Sachs Bank USA	143,587	08/19/26	0.26%	SSARON	Monthly	(351)
Roche Holding AG	Morgan Stanley & Co. International PLC	417,072	01/04/27	0.26%	SSARON	Monthly	3,332
Rockwell Automation, Inc.	Barclays Bank PLC	3,992,033	12/23/25	0.20%	1D OBFR01	Monthly	(6,807)
Rohm Co. Ltd.	Barclays Bank PLC	5,831,374	05/12/27	0.15%	1D P TONA	Monthly	2,507
Rohm Co. Ltd.	Barclays Bank PLC	7,849,016	09/09/27	0.15%	1D P TONA	Monthly	(45,760)
Rohm Co. Ltd.	SG Americas Securities LLC	897,391	12/08/25	0.25%	1D P TONA	Monthly	(10,228)
Rohm Co. Ltd.	SG Americas Securities LLC	589,780	12/08/25	0.25%	1D P TONA	Monthly	(5,888)
Rohto Pharmaceutical Co. Ltd.	Barclays Bank PLC	2,209,175	05/12/27	0.00%	1D P TONA	Monthly	33,283
Roivant Sciences Ltd.	BNP Paribas SA	3,604,043	04/16/26	0.20%	1D OBFR01	Monthly	(40,388)
Rolls-Royce Holdings PLC	Barclays Bank PLC	7,651,504	08/17/26	0.25%	1D SONIA	Monthly	712,044
Rolls-Royce Holdings PLC	Barclays Bank PLC	25,066,216	12/10/26	0.25%	1D SONIA	Monthly	2,332,647
Rotork PLC	SG Americas Securities LLC	13,113,597	12/08/25	0.25%	1D SONIA	Monthly	211,711
Round One Corp.	Morgan Stanley & Co. International PLC	16,704,842	01/06/27	0.25%	1D P TONA	Monthly	114,985

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Royal Bank of Canada	SG Americas Securities LLC	$ 1,819,479	12/08/25	0.20%	CABROVER	Monthly	$ (11,426)
Rush Street Interactive, Inc.	BNP Paribas SA	8,090,712	04/16/26	0.20%	1D OBFR01	Monthly	2,975,011
Russel Metals, Inc.	Bank of America N.A.	9,349,893	02/15/28	0.20%	CABROVER	Monthly	(23,526)
Russel Metals, Inc.	Goldman Sachs Bank USA	5,470,458	08/19/26	0.20%	1D CORRA	Monthly	(11,071)
Russel Metals, Inc.	Morgan Stanley & Co. International PLC	3,244,353	01/04/27	0.20%	CABROVER	Monthly	(45,476)
Ryder System, Inc.	Barclays Bank PLC	951,907	12/23/25	0.20%	1D OBFR01	Monthly	(25,505)
Ryerson Holding Corp.	SG Americas Securities LLC	2,456,533	12/08/25	0.20%	1D OBFR01	Monthly	(258,760)
Sabra Health Care REIT, Inc.	Citibank N.A.	698,140	06/25/26	0.20%	1D OBFR01	Monthly	(7,375)
Sacyr SA	BNP Paribas SA	141,749	03/17/27	0.00%	1D ESTR	Monthly	(103)
Safehold, Inc.	SG Americas Securities LLC	2,873,243	12/08/25	0.20%	1D OBFR01	Monthly	(252,860)
Safran SA	Barclays Bank PLC	25,278,911	08/17/26	0.26%	1D ESTR	Monthly	1,224,840
Safran SA	Morgan Stanley & Co. International PLC	9,212,953	01/06/27	0.26%	1D ESTR	Monthly	428,312
Sage Group PLC	Barclays Bank PLC	7,191,863	08/17/26	0.25%	1D SONIA	Monthly	(224,563)
Sage Group PLC	Barclays Bank PLC	6,898,192	12/10/26	0.25%	1D SONIA	Monthly	(218,049)
Sage Group PLC	BNP Paribas SA	6,912,061	08/17/26	0.25%	1D SONIA	Monthly	(129,348)
Saipem SpA	Citibank N.A.	173,282	02/26/26	(0.26)%	1D ESTR	Monthly	(160)
Saizeriya Co. Ltd.	Citibank N.A.	221,361	02/26/26	0.15%	1D P TONA	Monthly	(7,361)
Sakata INX Corp.	Barclays Bank PLC	5,493,123	05/12/27	0.00%	1D P TONA	Monthly	131,135
Salesforce, Inc.	SG Americas Securities LLC	29,514,023	12/08/25	0.20%	1D OBFR01	Monthly	(1,350,887)
Salmar ASA	Citibank N.A.	3,095,710	07/17/26	0.26%	NOWA	Monthly	(15,431)
Salmar ASA	UBS AG	2,371,434	09/03/29	0.25%	NOWA	Monthly	(35,591)
Salzgitter AG	Goldman Sachs Bank USA	271,170	08/19/26	0.26%	1D ESTR	Monthly	(32,372)
Salzgitter AG	Morgan Stanley & Co. International PLC	4,764,596	01/04/27	0.26%	1D ESTR	Monthly	(51,541)
Samhallsbyggnadsbolaget i Norden AB	Citibank N.A.	228,814	07/29/26	0.26%	TN STIBOR	Monthly	(18,309)
Sampo Oyj, Class A	Citibank N.A.	173,567	07/06/26	0.26%	1D ESTR	Monthly	(14)
Sampo Oyj, Class A	UBS AG	493,582	04/18/28	0.26%	1D ESTR	Monthly	(91)
San-A Co. Ltd.	Barclays Bank PLC	2,503,316	05/12/27	0.00%	1D P TONA	Monthly	(12,710)
Sandfire Resources Ltd.	Morgan Stanley & Co. International PLC	205,040	01/07/27	0.29%	1D AONIA	Monthly	(12,705)
Sandvik AB	BNP Paribas SA	5,534,839	11/17/25	0.25%	1D STIBOR	Monthly	235,656
Sandvik AB	Citibank N.A.	149,059	07/06/26	0.00%	TN STIBOR	Monthly	(245)
San-In Godo Bank Ltd.	SG Americas Securities LLC	4,669,605	12/08/25	0.25%	1D P TONA	Monthly	100,677
San-In Godo Bank Ltd.	UBS AG	3,981,953	04/03/28	0.20%	1D P TONA	Monthly	(31,839)
Sanki Engineering Co. Ltd.	Bank of America N.A.	2,036,651	02/15/28	0.25%	1D P TONA	Monthly	120,032
Sanki Engineering Co. Ltd.	BNP Paribas SA	1,025,272	03/24/27	0.15%	1D TONA	Monthly	60,425
Sanki Engineering Co. Ltd.	Goldman Sachs Bank USA	30,564	08/19/26	0.25%	1D P TONA	Monthly	1,801
Sanki Engineering Co. Ltd.	SG Americas Securities LLC	1,786,222	12/08/25	0.25%	1D P TONA	Monthly	152,733
Sanki Engineering Co. Ltd.	UBS AG	883,568	04/03/28	0.25%	1D P TONA	Monthly	52,074
Santen Pharmaceutical Co. Ltd.	SG Americas Securities LLC	11,514,359	12/08/25	0.25%	1D P TONA	Monthly	141,139
Santos Ltd.	Barclays Bank PLC	9,558,670	05/12/27	0.00%	1D AONIA	Monthly	(48,702)
Santos Ltd.	Barclays Bank PLC	7,187,029	09/09/27	0.00%	1D AONIA	Monthly	(36,618)
Santos Ltd.	BNP Paribas SA	395,173	09/07/26	0.25%	1D AONIA	Monthly	4,590
Santos Ltd.	Morgan Stanley & Co. International PLC	3,282,545	01/06/27	0.29%	1D AONIA	Monthly	(16,725)
Sanwa Holdings Corp.	BNP Paribas SA	6,223,588	09/07/26	0.15%	1D TONA	Monthly	(647,184)
SAP SE	Barclays Bank PLC	16,500,657	08/17/26	0.26%	1D ESTR	Monthly	(554,919)
SAP SE	UBS AG	833,423	04/18/28	0.00%	1D ESTR	Monthly	(8,155)
Sartorius AG	Bank of America N.A.	8,704,595	02/15/28	0.26%	1D ESTR	Monthly	(882,026)
Sartorius AG	Barclays Bank PLC	4,319,620	12/10/26	0.26%	1D ESTR	Monthly	(109,351)
Saul Centers, Inc.	UBS AG	1,066,196	04/21/28	0.20%	1D OBFR01	Monthly	(31,160)
Savills PLC	SG Americas Securities LLC	1,943,345	12/08/25	0.25%	1D SONIA	Monthly	55,116
Savills PLC	UBS AG	1,235,060	04/24/28	0.25%	1D SONIA	Monthly	44,436
Sawai Group Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	10,989,169	01/06/27	0.25%	1D P TONA	Monthly	(22,969)
SBA Communications Corp., Class A	Barclays Bank PLC	2,440,154	12/23/25	0.20%	1D OBFR01	Monthly	(142,392)
ScanSource, Inc.	SG Americas Securities LLC	1,744,182	12/08/25	0.20%	1D OBFR01	Monthly	(136,206)
Schaeffler AG	BNP Paribas SA	3,333,214	03/24/27	0.26%	1D ESTR	Monthly	70,869
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Schindler Holding AG	Morgan Stanley & Co. International PLC	$ 10,494,350	01/06/27	0.26%	SSARON	Monthly	$ (195,683)
Schindler Holding AG	UBS AG	445,844	04/18/28	0.26%	SSARON	Monthly	(3,925)
Schindler Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	1,515,843	01/04/27	0.26%	SSARON	Monthly	(24,191)
Schroders PLC	Barclays Bank PLC	994,895	12/10/26	0.25%	1D SONIA	Monthly	(10,902)
SCOR SE	Barclays Bank PLC	3,521,382	08/17/26	0.26%	1D ESTR	Monthly	(117,699)
SCOR SE	Barclays Bank PLC	3,268,511	12/10/26	0.26%	1D ESTR	Monthly	(110,655)
Scorpio Tankers, Inc.	SG Americas Securities LLC	17,116,753	12/08/25	0.20%	1D OBFR01	Monthly	930,085
Sea Ltd., ADR	SG Americas Securities LLC	16,150,541	12/08/25	0.20%	1D OBFR01	Monthly	813,714
Seaboard Corp.	Barclays Bank PLC	6,475,370	12/23/25	0.20%	1D OBFR01	Monthly	239,051
Seadrill Ltd.	Morgan Stanley & Co. International PLC	7,551,937	02/08/27	0.20%	1D FEDL01	Monthly	(66,740)
Seatrium Ltd.	Barclays Bank PLC	2,118,677	02/22/27	0.00%	SORA	Monthly	(118,284)
Secom Co. Ltd.	Bank of America N.A.	15,155,729	03/15/28	0.25%	1D P TONA	Monthly	574,259
Secom Co. Ltd.	SG Americas Securities LLC	2,800,418	12/08/25	0.25%	1D P TONA	Monthly	97,778
Secure Waste Infrastructure Corp.	Bank of America N.A.	2,733,066	02/15/28	0.20%	CABROVER	Monthly	(150,131)
Secure Waste Infrastructure Corp.	Barclays Bank PLC	1,035,060	10/20/25	0.20%	CABROVER	Monthly	(68,323)
Secure Waste Infrastructure Corp.	UBS AG	1,665,532	04/18/28	0.25%	1D CORRA	Monthly	(91,490)
Securitas AB	Citibank N.A.	7,206,532	07/06/26	0.10%	TN STIBOR	Monthly	161,553
Securitas AB	Citibank N.A.	7,450,195	07/06/26	0.10%	TN STIBOR	Monthly	142,809
SEEK Ltd.	Barclays Bank PLC	3,862,475	09/09/27	0.00%	1D AONIA	Monthly	(33,530)
SEEK Ltd.	BNP Paribas SA	148,236	03/22/27	0.25%	1D AONIA	Monthly	(1,060)
SEEK Ltd.	SG Americas Securities LLC	5,096,839	12/08/25	0.30%	1D AONIA	Monthly	(97,225)
Segro PLC	Barclays Bank PLC	1,869,509	08/17/26	0.25%	1D SONIA	Monthly	(54,644)
SEI Investments Co.	SG Americas Securities LLC	2,710,907	12/08/25	0.20%	1D OBFR01	Monthly	(125,290)
Seiko Epson Corp.	BNP Paribas SA	3,891,829	09/07/26	0.15%	1D TONA	Monthly	73,266
Seiko Epson Corp.	BNP Paribas SA	9,102,080	03/24/27	0.15%	1D TONA	Monthly	216,211
Sekisui House Ltd.	SG Americas Securities LLC	15,360,987	12/08/25	0.17%	1D P TONA	Monthly	(190,549)
Sekisui House Ltd.	SG Americas Securities LLC	19,215,962	12/08/25	0.25%	1D P TONA	Monthly	(238,232)
Select Medical Holdings Corp.	BNP Paribas SA	1,501,187	04/16/26	0.20%	1D OBFR01	Monthly	19,536
Selective Insurance Group, Inc.	SG Americas Securities LLC	305,941	12/08/25	0.20%	1D OBFR01	Monthly	(11,526)
Sensata Technologies Holding PLC	Barclays Bank PLC	10,446,430	12/23/25	0.20%	1D OBFR01	Monthly	(423,592)
Serco Group PLC	SG Americas Securities LLC	8,465,970	12/08/25	0.25%	1D SONIA	Monthly	(78,614)
Seria Co. Ltd.	Barclays Bank PLC	10,537,869	05/12/27	0.00%	1D P TONA	Monthly	(535,830)
Service Stream Ltd.	Morgan Stanley & Co. International PLC	5,953,574	01/06/27	0.29%	1D AONIA	Monthly	97,876
ServiceNow, Inc.	Barclays Bank PLC	11,096,380	12/23/25	0.20%	1D OBFR01	Monthly	(353,300)
Seven Bank Ltd.	SG Americas Securities LLC	1,233,682	12/08/25	0.25%	1D P TONA	Monthly	27,792
SFL Corp. Ltd.	Citibank N.A.	181,943	06/25/26	0.20%	1D OBFR01	Monthly	(3,034)
SGS SA	UBS AG	20,657,196	04/18/28	0.05%	SSARON	Monthly	(85,875)
SGS SA	UBS AG	22,697,845	04/02/30	0.18%	SSARON	Monthly	(94,359)
Shaftesbury Capital PLC	SG Americas Securities LLC	9,604,553	12/08/25	0.25%	1D SONIA	Monthly	289,449
Sharp Corp./Japan	Barclays Bank PLC	4,477,506	05/12/27	0.18%	1D P TONA	Monthly	(2,384)
Sheng Siong Group Ltd.	Goldman Sachs Bank USA	1,080,453	08/19/26	0.30%	SORA	Monthly	18,874
Sheng Siong Group Ltd.	Morgan Stanley & Co. International PLC	3,765,678	01/06/27	0.30%	SORA	Monthly	(42,655)
Shimizu Corp.	Barclays Bank PLC	6,576,359	09/09/27	0.00%	1D P TONA	Monthly	(35,931)
Shimizu Corp.	BNP Paribas SA	6,860,157	09/07/26	0.25%	1D TONA	Monthly	205,367
Shimizu Corp.	BNP Paribas SA	11,541,418	03/24/27	0.25%	1D TONA	Monthly	294,275
Shimizu Corp.	Goldman Sachs Bank USA	519,513	08/19/26	0.05%	1D P TONA	Monthly	15,552
Shimizu Corp.	Goldman Sachs Bank USA	2,537,333	08/19/26	0.25%	1D P TONA	Monthly	75,958
Shimizu Corp.	SG Americas Securities LLC	3,815,724	12/08/25	0.23%	1D P TONA	Monthly	154,617
Shimizu Corp.	SG Americas Securities LLC	7,002,373	12/08/25	0.25%	1D P TONA	Monthly	269,200
Shimizu Corp.	UBS AG	6,990,402	04/18/28	0.25%	1D P TONA	Monthly	191,440
Shimizu Corp.	UBS AG	5,940,521	09/03/29	0.25%	1D P TONA	Monthly	177,837
Shinmaywa Industries Ltd.	Barclays Bank PLC	4,557,646	05/12/27	0.22%	1D P TONA	Monthly	278,582
Shionogi & Co. Ltd.	Citibank N.A.	120,779	02/26/26	0.25%	1D P TONA	Monthly	1,308
Shizuoka Financial Group, Inc.	BNP Paribas SA	687,592	03/24/27	0.00%	1D TONA	Monthly	3,174
SHO-BOND Holdings Co. Ltd.	Barclays Bank PLC	2,593,251	05/12/27	0.00%	1D P TONA	Monthly	(13,313)
Shutterstock, Inc.	UBS AG	3,180,502	04/21/28	0.20%	1D OBFR01	Monthly	147,648

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Siemens AG, Registered Shares	SG Americas Securities LLC	$ 846,630	12/08/25	0.26%	1D ESTR	Monthly	$ 23,946
Siemens Energy AG	Bank of America N.A.	19,347,973	02/15/28	0.26%	1D ESTR	Monthly	1,503,301
Siemens Energy AG	JPMorgan Chase Bank N.A.	18,296,773	02/10/26	0.05%	1D ESTR	Monthly	1,985,912
Siemens Energy AG	JPMorgan Chase Bank N.A.	64,645,985	02/10/26	0.05%	1D ESTR	Monthly	7,016,607
Siemens Energy AG	Morgan Stanley & Co. International PLC	10,111,665	01/06/27	0.26%	1D ESTR	Monthly	1,156,609
SIG Group AG	Citibank N.A.	9,964	02/26/26	0.00%	SSARON	Monthly	(46)
SIG Group AG	Citibank N.A.	135,172	07/06/26	0.00%	SSARON	Monthly	(629)
SIGMAXYZ Holdings, Inc.	UBS AG	2,306,429	04/03/28	0.25%	1D P TONA	Monthly	35,308
Siix Corp.	UBS AG	3,191,440	04/03/28	0.25%	1D P TONA	Monthly	(50,025)
Sika AG, Registered Shares	Barclays Bank PLC	368,790	11/09/26	0.26%	SSARON	Monthly	(15,529)
Siltronic AG	Citibank N.A.	880,596	06/25/26	0.26%	1D ESTR	Monthly	(107,706)
Simon Property Group, Inc.	Barclays Bank PLC	6,145,296	12/23/25	0.20%	1D OBFR01	Monthly	(66,066)
Simon Property Group, Inc.	Goldman Sachs Bank USA	20,695,582	08/18/26	0.20%	1D FEDL01	Monthly	499,499
Singapore Airlines Ltd.	Citibank N.A.	109,920	02/25/26	0.30%	SORA	Monthly	(11,202)
Singapore Airlines Ltd.	SG Americas Securities LLC	2,779,664	12/08/25	0.30%	1D SIBOR	Monthly	(265,755)
Singapore Technologies Engineering Ltd.	Barclays Bank PLC	14,184,553	09/09/27	0.00%	SORA	Monthly	469,481
Singapore Technologies Engineering Ltd.	UBS AG	6,067,397	04/18/28	0.25%	SORA	Monthly	102,864
Singapore Telecommunications Ltd.	Barclays Bank PLC	20,131,527	02/22/27	0.00%	SORA	Monthly	(1,361,071)
Singapore Telecommunications Ltd.	Barclays Bank PLC	23,335,120	09/09/27	0.00%	SORA	Monthly	(1,577,662)
Singapore Telecommunications Ltd.	Morgan Stanley & Co. International PLC	8,791,262	01/06/27	0.30%	SORA	Monthly	(594,368)
Singapore Telecommunications Ltd.	Morgan Stanley & Co. International PLC	2,838,582	01/07/27	0.30%	SORA	Monthly	(191,913)
Sirius XM Holdings, Inc.	BNP Paribas SA	2,932,763	04/16/26	0.20%	1D OBFR01	Monthly	(335,700)
Six Flags Entertainment Corp.	Barclays Bank PLC	1,923,653	12/23/25	0.20%	1D OBFR01	Monthly	(81,862)
Sixt SE	Citibank N.A.	141,003	06/25/26	0.26%	1D ESTR	Monthly	(12,737)
Skanska AB	SG Americas Securities LLC	4,675,297	12/08/25	0.26%	1D STIBOR	Monthly	28,444
SKF AB	Barclays Bank PLC	6,129,822	01/18/27	0.28%	1D STIBOR	Monthly	(55,899)
SKF AB	Citibank N.A.	1,471,434	07/06/26	0.00%	TN STIBOR	Monthly	(4,359)
SKY Perfect JSAT Holdings, Inc.	Barclays Bank PLC	2,530,783	05/12/27	0.00%	1D P TONA	Monthly	(10,750)
Skylark Holdings Co. Ltd.	Barclays Bank PLC	2,172,531	05/12/27	0.24%	1D P TONA	Monthly	(15,142)
Skylark Holdings Co. Ltd.	Barclays Bank PLC	2,375,429	09/09/27	0.24%	1D P TONA	Monthly	(16,556)
Skylark Holdings Co. Ltd.	SG Americas Securities LLC	7,415,511	12/08/25	0.25%	1D P TONA	Monthly	(316,082)
Skyward Specialty Insurance Group, Inc.	Bank of America N.A.	202,500	02/15/28	0.00%	1D OBFR01	Monthly	(28)
SkyWest, Inc.	Barclays Bank PLC	1,627,488	12/23/25	0.20%	1D OBFR01	Monthly	48,713
Skyworks Solutions, Inc.	Citibank N.A.	515,363	02/24/28	0.20%	1D OBFR01	Monthly	(35,994)
SM Energy Co.	Bank of America N.A.	12,540,809	02/15/28	0.20%	1D OBFR01	Monthly	647,404
SMA Solar Technology AG	Barclays Bank PLC	946,907	12/10/26	0.26%	1D ESTR	Monthly	(44,828)
SmartCentres Real Estate Investment Trust	SG Americas Securities LLC	486,734	12/08/25	0.20%	CABROVER	Monthly	(6,342)
SmartFinancial, Inc.	SG Americas Securities LLC	1,260,627	12/08/25	0.20%	1D OBFR01	Monthly	(48,132)
Smartstop Self Storage REIT, Inc.	Barclays Bank PLC	575,514	12/23/25	0.20%	1D OBFR01	Monthly	(14,021)
SMC Corp.	SG Americas Securities LLC	11,797,878	12/08/25	0.25%	1D P TONA	Monthly	729,165
SMC Corp.	SG Americas Securities LLC	8,127,427	12/08/25	0.25%	1D P TONA	Monthly	502,314
Smith & Nephew PLC	Morgan Stanley & Co. International PLC	2,235,617	01/04/27	0.25%	1D SONIA	Monthly	38,775
Smith & Nephew PLC	SG Americas Securities LLC	1,417,418	12/08/25	0.25%	1D SONIA	Monthly	65,486
Smiths Group PLC	Barclays Bank PLC	4,818,367	08/17/26	0.25%	1D SONIA	Monthly	19,647
Smiths Group PLC	BNP Paribas SA	11,476,264	03/22/27	0.25%	1D SONIA	Monthly	196,703
Smiths Group PLC	Goldman Sachs Bank USA	579,178	08/19/26	0.25%	1D SONIA	Monthly	9,927
Smiths Group PLC	Goldman Sachs Bank USA	9,996,708	08/19/26	0.25%	1D SONIA	Monthly	171,344
Smiths Group PLC	SG Americas Securities LLC	7,406,498	12/08/25	0.25%	1D SONIA	Monthly	300,745
Smiths Group PLC	UBS AG	4,021,049	04/18/28	0.25%	1D SONIA	Monthly	68,921
Snam SpA	Barclays Bank PLC	2,257,176	08/17/26	0.26%	1D ESTR	Monthly	803
Snam SpA	UBS AG	469,594	04/18/28	0.10%	1D ESTR	Monthly	1,405
Societe Generale SA	Bank of America N.A.	16,022,521	02/15/28	0.26%	1D ESTR	Monthly	2,159,348
Societe Generale SA	Bank of America N.A.	5,908,296	02/15/28	0.26%	1D ESTR	Monthly	774,420
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
SoftBank Corp.	Bank of America N.A.	$ 4,457,770	03/15/28	0.25%	1D P TONA	Monthly	$ 5,762
SoftBank Corp.	Barclays Bank PLC	18,098,101	05/12/27	0.23%	1D P TONA	Monthly	48,025
SoftBank Corp.	Barclays Bank PLC	5,128,986	09/09/27	0.23%	1D P TONA	Monthly	12,174
SoftBank Corp.	BNP Paribas SA	7,818,016	09/07/26	0.15%	1D TONA	Monthly	10,105
SoftBank Corp.	BNP Paribas SA	6,085,459	03/24/27	0.15%	1D TONA	Monthly	8,136
Softcat PLC	Barclays Bank PLC	7,043,809	12/10/26	0.25%	1D SONIA	Monthly	50,462
Softcat PLC	SG Americas Securities LLC	1,040,055	12/08/25	0.25%	1D SONIA	Monthly	(22,151)
SOITEC	Citibank N.A.	145,046	06/25/26	0.26%	1D ESTR	Monthly	(13,804)
SolarEdge Technologies, Inc.	SG Americas Securities LLC	535,691	12/08/25	0.20%	1D OBFR01	Monthly	(30,933)
Solarworld AG	BNP Paribas SA	1	08/17/26	0.26%	1D ESTR	Monthly	—
Solarworld AG	BNP Paribas SA	—	03/24/27	0.26%	1D ESTR	Monthly	—
Sompo Holdings, Inc.	Bank of America N.A.	18,092,642	03/15/28	0.15%	1D P TONA	Monthly	599,185
Sompo Holdings, Inc.	BNP Paribas SA	9,515,056	03/24/27	0.15%	1D TONA	Monthly	321,816
Sonic Automotive, Inc., Class A	Citibank N.A.	136,174	06/25/26	0.20%	1D OBFR01	Monthly	278
Sonic Healthcare Ltd.	Bank of America N.A.	8,024,867	02/15/28	0.25%	1D AONIA	Monthly	61,257
Sonic Healthcare Ltd.	Barclays Bank PLC	20,106,550	09/09/27	0.00%	1D AONIA	Monthly	(52,429)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	3,030,991	01/06/27	0.29%	1D AONIA	Monthly	(7,903)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	17,276,776	01/07/27	0.29%	1D AONIA	Monthly	(45,050)
Sonos, Inc.	SG Americas Securities LLC	2,556,167	12/08/25	0.20%	1D OBFR01	Monthly	11,878
Sonova Holding AG	BNP Paribas SA	4,666,797	08/17/26	0.26%	SSARON	Monthly	(168,832)
Sony Group Corp.	Bank of America N.A.	28,966,311	02/15/28	0.25%	1D P TONA	Monthly	443,659
Sony Group Corp.	BNP Paribas SA	36,522,280	09/07/26	0.15%	1D TONA	Monthly	570,314
South32 Ltd.	Bank of America N.A.	9,253,362	02/15/28	0.25%	1D AONIA	Monthly	(187,286)
South32 Ltd.	Bank of America N.A.	8,603,343	02/15/28	0.25%	1D AONIA	Monthly	(174,129)
South32 Ltd.	BNP Paribas SA	1,854,650	09/07/26	0.25%	1D AONIA	Monthly	(44,101)
South32 Ltd.	BNP Paribas SA	11,649,169	03/22/27	0.25%	1D AONIA	Monthly	(218,482)
South32 Ltd.	Morgan Stanley & Co. International PLC	7,336,853	01/06/27	0.29%	1D AONIA	Monthly	(340,046)
South32 Ltd.	Morgan Stanley & Co. International PLC	10,297,029	01/07/27	0.29%	1D AONIA	Monthly	(471,722)
South32 Ltd.	UBS AG	3,505,036	09/03/29	0.25%	1D AONIA	Monthly	(83,623)
Southern Missouri Bancorp, Inc.	UBS AG	127,895	04/21/28	0.20%	1D OBFR01	Monthly	(3,705)
Southwest Airlines Co.	BNP Paribas SA	1,578,614	04/16/26	0.20%	1D OBFR01	Monthly	(165,021)
SpareBank 1 Nord Norge	SG Americas Securities LLC	466,775	12/08/25	0.26%	NOWA	Monthly	(11,489)
SpareBank 1 SMN	Morgan Stanley & Co. International PLC	4,519,283	01/04/27	0.26%	NOWA	Monthly	(19,318)
Sparebanken Norge	Barclays Bank PLC	1,777,201	12/11/26	0.28%	NOWA	Monthly	21,844
Spectrum Brands Holdings, Inc.	Citibank N.A.	1,120,940	06/25/26	0.20%	1D OBFR01	Monthly	(125,975)
Spectrum Brands Holdings, Inc.	Goldman Sachs Bank USA	4,904,410	08/19/26	0.20%	1D FEDL01	Monthly	(72,243)
SPIE SA	Morgan Stanley & Co. International PLC	6,114,623	01/04/27	0.26%	1D ESTR	Monthly	542,290
SPIE SA	Morgan Stanley & Co. International PLC	2,282,389	01/06/27	0.26%	1D ESTR	Monthly	221,913
Sportradar Group AG, Class A	UBS AG	7,638,961	04/18/28	0.20%	1D OBFR01	Monthly	8,462
Spotify Technology SA	Citibank N.A.	5,144,409	02/24/28	0.20%	1D OBFR01	Monthly	(500,495)
Sprott, Inc.	SG Americas Securities LLC	1,777,708	12/08/25	0.20%	CABROVER	Monthly	(72,505)
Sprout Social, Inc., Class A	UBS AG	2,569,614	04/21/28	0.20%	1D OBFR01	Monthly	(208,282)
Sprouts Farmers Market, Inc.	Barclays Bank PLC	21,764,480	12/23/25	0.20%	1D OBFR01	Monthly	(1,704,827)
SRG Global Ltd.	Citibank N.A.	443,570	02/25/26	0.30%	1D AONIA	Monthly	(4,856)
SS&C Technologies Holdings, Inc.	BNP Paribas SA	7,214,726	04/16/26	0.20%	1D OBFR01	Monthly	6,539
SSAB AB, B Shares	SG Americas Securities LLC	6,426,027	12/08/25	0.26%	1D STIBOR	Monthly	(327,179)
St James’s Place PLC	Barclays Bank PLC	97,786	08/17/26	0.25%	1D SONIA	Monthly	11,158
St James’s Place PLC	Morgan Stanley & Co. International PLC	1,370,540	01/27/27	0.25%	1D SONIA	Monthly	134,671
Stabilus SE	SG Americas Securities LLC	148,028	12/08/25	0.26%	1D ESTR	Monthly	1,698
Stadler Rail AG	Barclays Bank PLC	671,328	12/10/26	0.26%	SSARON	Monthly	(11,031)
Standard Motor Products, Inc.	BNP Paribas SA	7,179,849	04/16/26	0.20%	1D OBFR01	Monthly	(380,818)
Standard Motor Products, Inc.	SG Americas Securities LLC	5,446,678	12/08/25	0.20%	1D OBFR01	Monthly	(489,436)
Stantec, Inc.	Bank of America N.A.	719,686	02/15/28	0.20%	CABROVER	Monthly	(4,908)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Stantec, Inc.	BNP Paribas SA	$ 362,760	08/17/26	0.20%	CABROVER	Monthly	$ (2,474)
Stantec, Inc.	Goldman Sachs Bank USA	2,534,366	08/18/26	0.20%	1D CORRA	Monthly	(17,284)
Stantec, Inc.	Goldman Sachs Bank USA	1,186,343	08/19/26	0.20%	1D CORRA	Monthly	(8,090)
Stantec, Inc.	SG Americas Securities LLC	2,245,599	12/08/25	0.20%	CABROVER	Monthly	32,641
Stantec, Inc.	UBS AG	6,924,574	04/18/28	0.25%	1D CORRA	Monthly	(47,223)
Stantec, Inc.	UBS AG	5,912,237	09/04/29	0.25%	1D CORRA	Monthly	(40,320)
Steelcase, Inc., Class A	BNP Paribas SA	4,497,996	04/16/26	0.20%	1D OBFR01	Monthly	93,338
Stellantis NV	SG Americas Securities LLC	15,690,451	12/08/25	0.26%	1D ESTR	Monthly	(1,563,367)
Stellantis NV	SG Americas Securities LLC	6,290,789	12/08/25	0.26%	1D ESTR	Monthly	(503,833)
STERIS PLC	Barclays Bank PLC	3,957,480	12/23/25	0.20%	1D OBFR01	Monthly	(25,614)
Steven Madden Ltd.	Morgan Stanley & Co. International PLC	4,029,788	02/08/27	0.20%	1D FEDL01	Monthly	(442,457)
Stifel Financial Corp.	Barclays Bank PLC	4,297,993	12/23/25	0.20%	1D OBFR01	Monthly	143,215
Storebrand ASA	Morgan Stanley & Co. International PLC	14,089,797	01/04/27	0.26%	NOWA	Monthly	37,593
Storebrand ASA	UBS AG	4,449,489	04/24/28	0.25%	NOWA	Monthly	25,474
Storytel AB	Morgan Stanley & Co. International PLC	2,726,412	01/04/27	0.26%	1D STIBOR	Monthly	(251,498)
Stratasys Ltd.	BNP Paribas SA	1,817,029	04/16/26	0.20%	1D OBFR01	Monthly	(45,794)
Stratasys Ltd.	SG Americas Securities LLC	1,306,236	12/08/25	0.20%	1D OBFR01	Monthly	(84,601)
Strategic Education, Inc.	Barclays Bank PLC	6,386,085	12/23/25	0.20%	1D OBFR01	Monthly	(292,182)
Strategic Education, Inc.	SG Americas Securities LLC	1,922,448	12/08/25	0.20%	1D OBFR01	Monthly	(161,652)
Stroeer SE & Co KGaA	Barclays Bank PLC	6,287,499	12/10/26	0.26%	1D ESTR	Monthly	(106,616)
Stroeer SE & Co KGaA	Morgan Stanley & Co. International PLC	1,131,151	01/04/27	0.26%	1D ESTR	Monthly	(19,268)
Sumitomo Bakelite Co. Ltd.	SG Americas Securities LLC	207,882	12/08/25	0.25%	1D P TONA	Monthly	(1,989)
Sumitomo Chemical Co. Ltd.	Barclays Bank PLC	16,878,754	05/12/27	0.00%	1D P TONA	Monthly	425,036
Sumitomo Chemical Co. Ltd.	Barclays Bank PLC	20,900,245	09/09/27	0.00%	1D P TONA	Monthly	522,841
Sumitomo Corp.	BNP Paribas SA	3,602,990	09/07/26	0.15%	1D TONA	Monthly	156,850
Sumitomo Corp.	BNP Paribas SA	4,394,043	03/24/27	0.15%	1D TONA	Monthly	188,821
Sumitomo Corp.	Goldman Sachs Bank USA	1,036,663	08/19/26	0.25%	1D P TONA	Monthly	47,070
Sumitomo Corp.	Morgan Stanley & Co. International PLC	11,056,151	01/06/27	0.25%	1D P TONA	Monthly	312,827
Sumitomo Heavy Industries Ltd.	BNP Paribas SA	10,067,687	03/24/27	0.25%	1D TONA	Monthly	449,704
Sumitomo Metal Mining Co. Ltd.	Citibank N.A.	1,256,186	02/26/26	0.15%	1D P TONA	Monthly	(37,647)
Sumitomo Metal Mining Co. Ltd.	Citibank N.A.	1,211,493	02/26/26	0.15%	1D P TONA	Monthly	(45,742)
Sumitomo Mitsui Financial Group, Inc.	BNP Paribas SA	24,208,055	09/07/26	0.15%	1D TONA	Monthly	1,061,434
Sumitomo Mitsui Financial Group, Inc.	BNP Paribas SA	6,849,494	03/24/27	0.15%	1D TONA	Monthly	304,771
Sumitomo Mitsui Financial Group, Inc.	SG Americas Securities LLC	31,825,213	12/08/25	0.25%	1D P TONA	Monthly	1,905,279
Sumitomo Mitsui Trust Group, Inc.	Bank of America N.A.	390,515	02/15/28	0.25%	1D P TONA	Monthly	10,571
Sumitomo Mitsui Trust Group, Inc.	Goldman Sachs Bank USA	7,874,115	08/19/26	0.25%	1D P TONA	Monthly	213,139
Sumitomo Mitsui Trust Group, Inc.	SG Americas Securities LLC	2,001,021	12/08/25	0.25%	1D P TONA	Monthly	56,837
Sumitomo Mitsui Trust Group, Inc.	UBS AG	4,951,142	04/18/28	0.25%	1D P TONA	Monthly	95,199
Sumitomo Realty & Development Co. Ltd.	Citibank N.A.	642,672	02/26/26	0.15%	1D P TONA	Monthly	22,158
Sumitomo Rubber Industries Ltd.	Morgan Stanley & Co. International PLC	11,349,403	01/06/27	0.25%	1D P TONA	Monthly	230,936
Sumitomo Rubber Industries Ltd.	Morgan Stanley & Co. International PLC	10,290,617	01/07/27	0.25%	1D P TONA	Monthly	219,923
Sun Hung Kai Properties Ltd.	Barclays Bank PLC	1,542,739	09/09/27	0.15%	HONIA	Monthly	31,025
Sun Hung Kai Properties Ltd.	Morgan Stanley & Co. International PLC	4,005,299	01/06/27	0.30%	HONIA	Monthly	80,549
Sun Hung Kai Properties Ltd.	Morgan Stanley & Co. International PLC	9,762,917	01/11/27	0.30%	HONIA	Monthly	196,338
Sun Life Financial, Inc.	Citibank N.A.	150,727	02/24/28	0.00%	1D CORRA	Monthly	(9)
Sun Life Financial, Inc.	UBS AG	3,165,510	04/18/28	0.25%	1D CORRA	Monthly	(12,021)
Suncor Energy, Inc.	Goldman Sachs Bank USA	1,701,987	08/18/26	0.20%	1D CORRA	Monthly	17,303
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	$ 15,840,592	01/04/27	0.20%	CABROVER	Monthly	$ 431,745
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	20,423,025	01/06/27	0.20%	CABROVER	Monthly	556,643
Sunrise Communications AG, Class A	Bank of America N.A.	9,979,880	02/15/28	0.26%	SSARON	Monthly	(352,609)
Sunrise Communications AG, Class A	SG Americas Securities LLC	8,095,269	12/08/25	0.20%	1D OBFR01	Monthly	(305,371)
Suntory Beverage & Food Ltd.	Citibank N.A.	9,810,565	02/26/26	0.17%	1D P TONA	Monthly	(9,033)
Suntory Beverage & Food Ltd.	Citibank N.A.	2,784,291	02/26/26	0.19%	1D P TONA	Monthly	(9,304)
Superloop Ltd.	Bank of America N.A.	614,118	02/15/28	0.25%	1D AONIA	Monthly	67,881
Surge Energy, Inc.	Bank of America N.A.	1,205,520	02/15/28	0.20%	CABROVER	Monthly	124,709
Surge Energy, Inc.	UBS AG	862,411	04/21/28	0.25%	1D CORRA	Monthly	89,215
Suruga Bank Ltd.	Barclays Bank PLC	5,379,271	05/12/27	0.22%	1D P TONA	Monthly	(89,446)
Suruga Bank Ltd.	SG Americas Securities LLC	3,077,053	12/08/25	0.25%	1D P TONA	Monthly	(12,730)
Suzuken Co. Ltd./Aichi Japan	Bank of America N.A.	3,213,248	02/15/28	0.00%	1D P TONA	Monthly	192,278
Suzuken Co. Ltd./Aichi Japan	Goldman Sachs Bank USA	2,849,484	08/19/26	0.25%	1D P TONA	Monthly	170,510
Suzuken Co. Ltd./Aichi Japan	SG Americas Securities LLC	1,627,886	12/08/25	0.25%	1D P TONA	Monthly	152,361
Sveafastigheter AB	Citibank N.A.	133,026	07/29/26	0.26%	TN STIBOR	Monthly	(8,224)
Swatch Group AG	Morgan Stanley & Co. International PLC	8,113,554	01/04/27	0.26%	SSARON	Monthly	(81,584)
Swedish Orphan Biovitrum AB	BNP Paribas SA	2,401,978	08/17/26	0.25%	1D STIBOR	Monthly	(186,696)
Swedish Orphan Biovitrum AB	SG Americas Securities LLC	1,612,798	12/08/25	0.26%	1D STIBOR	Monthly	(80,061)
Swire Pacific Ltd.	SG Americas Securities LLC	3,406,264	12/08/25	0.30%	1D HIBOR	Monthly	114,556
Swisscom AG	Citibank N.A.	211,691	07/06/26	0.00%	SSARON	Monthly	(462)
Symrise AG, Class A	Citibank N.A.	927,762	07/06/26	0.00%	1D ESTR	Monthly	(984)
Synaptics, Inc.	Goldman Sachs Bank USA	15,006,156	08/18/26	0.20%	1D FEDL01	Monthly	(750,308)
Synaptics, Inc.	SG Americas Securities LLC	14,630,758	12/08/25	0.20%	1D OBFR01	Monthly	(1,153,017)
Synchrony Financial	UBS AG	895,048	04/18/28	0.20%	1D OBFR01	Monthly	(10,657)
Sysco Corp.	Citibank N.A.	217,265	02/24/28	0.20%	1D OBFR01	Monthly	(1,390)
Sysmex Corp.	Barclays Bank PLC	7,090,785	09/09/27	0.25%	1D P TONA	Monthly	198,728
Taikisha Ltd.	Bank of America N.A.	1,118,016	02/15/28	0.25%	1D P TONA	Monthly	30,426
Taikisha Ltd.	BNP Paribas SA	924,557	03/24/27	0.15%	1D TONA	Monthly	26,804
Taikisha Ltd.	Goldman Sachs Bank USA	269,897	08/19/26	0.25%	1D P TONA	Monthly	9,599
Taikisha Ltd.	UBS AG	872,406	04/03/28	0.25%	1D P TONA	Monthly	23,415
Take-Two Interactive Software, Inc.	Barclays Bank PLC	15,020,006	12/23/25	0.20%	1D OBFR01	Monthly	(248,107)
Takeuchi Manufacturing Co. Ltd.	Bank of America N.A.	3,254,164	02/15/28	0.25%	1D P TONA	Monthly	(221,500)
Takeuchi Manufacturing Co. Ltd.	Barclays Bank PLC	4,624,632	05/12/27	0.15%	1D P TONA	Monthly	(122,335)
Takeuchi Manufacturing Co. Ltd.	SG Americas Securities LLC	1,092,583	12/08/25	0.25%	1D P TONA	Monthly	129,933
Takuma Co. Ltd.	Barclays Bank PLC	5,847,414	05/12/27	0.00%	1D P TONA	Monthly	226,332
Talabat Holding PLC	Goldman Sachs Bank USA	2,732,679	08/19/26	0.75%	1D FEDL01	Monthly	(189,136)
Talen Energy Corp.	Barclays Bank PLC	4,854,846	12/23/25	0.20%	1D OBFR01	Monthly	990,693
Tamron Co. Ltd.	Bank of America N.A.	1,221,426	02/15/28	0.25%	1D P TONA	Monthly	15,292
Tamron Co. Ltd.	Goldman Sachs Bank USA	692,616	08/19/26	0.25%	1D P TONA	Monthly	8,671
Tandem Diabetes Care, Inc.	Bank of America N.A.	1,103,408	02/15/28	0.20%	1D OBFR01	Monthly	20,035
Tandem Diabetes Care, Inc.	Barclays Bank PLC	5,613,722	12/23/25	0.20%	1D OBFR01	Monthly	17,794
Tanger, Inc.	Barclays Bank PLC	1,437,005	12/23/25	0.20%	1D OBFR01	Monthly	(78,300)
Tanger, Inc.	SG Americas Securities LLC	1,259,864	12/08/25	0.20%	1D OBFR01	Monthly	(56,902)
Tapestry, Inc.	SG Americas Securities LLC	10,913,699	12/08/25	0.20%	1D OBFR01	Monthly	1,872,408
Taylor Morrison Home Corp., Class A	Barclays Bank PLC	15,197,808	12/23/25	0.20%	1D OBFR01	Monthly	(1,714,928)
Taylor Morrison Home Corp., Class A	SG Americas Securities LLC	11,696,906	12/08/25	0.20%	1D OBFR01	Monthly	(613,265)
Taylor Morrison Home Corp., Class A	UBS AG	698,530	04/18/28	0.20%	1D OBFR01	Monthly	(32,579)
Taylor Wimpey PLC	SG Americas Securities LLC	6,316,175	12/08/25	0.25%	1D SONIA	Monthly	(598,760)
Taylor Wimpey PLC	SG Americas Securities LLC	7,328,874	12/08/25	0.25%	1D SONIA	Monthly	(694,762)
TBC Bank Group PLC	Bank of America N.A.	1,580,155	02/15/28	0.25%	1D SONIA	Monthly	(8,134)
TBC Bank Group PLC	BNP Paribas SA	755,511	03/17/27	0.25%	1D SONIA	Monthly	(3,889)
TBC Bank Group PLC	Goldman Sachs Bank USA	3,240,943	08/19/26	0.25%	1D SONIA	Monthly	(16,684)
TBC Bank Group PLC	SG Americas Securities LLC	1,141,469	12/08/25	0.25%	1D SONIA	Monthly	8,304
TBC Bank Group PLC	UBS AG	873,474	04/24/28	0.25%	1D SONIA	Monthly	(4,497)
TD SYNNEX Corp.	Barclays Bank PLC	191,903	12/23/25	0.20%	1D OBFR01	Monthly	1,002
TDK Corp.	Barclays Bank PLC	4,268,483	09/09/27	0.00%	1D P TONA	Monthly	467,022

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
TechMatrix Corp.	BNP Paribas SA	$ 1,450,365	03/24/27	0.15%	1D TONA	Monthly	$ 43,413
Technip Energies NV	Barclays Bank PLC	40,979,352	12/10/26	0.26%	1D ESTR	Monthly	1,288,835
TechnipFMC PLC	UBS AG	31,958,320	04/18/28	0.20%	1D OBFR01	Monthly	2,067,561
Technology One Ltd.	Barclays Bank PLC	7,841,762	05/12/27	0.00%	1D AONIA	Monthly	80,609
Technology One Ltd.	Barclays Bank PLC	1,484,565	09/09/27	0.00%	1D AONIA	Monthly	15,261
Technology One Ltd.	Goldman Sachs Bank USA	3,513,592	08/19/26	0.30%	1D AONIA	Monthly	29,083
Technology One Ltd.	Morgan Stanley & Co. International PLC	7,621,315	01/06/27	0.29%	1D AONIA	Monthly	78,343
Techtronic Industries Co. Ltd.	Goldman Sachs Bank USA	846,420	08/19/26	0.30%	HONIA	Monthly	32,467
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	3,768,000	01/06/27	0.30%	HONIA	Monthly	(13,298)
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	11,400,000	01/11/27	0.30%	HONIA	Monthly	(40,234)
Techtronic Industries Co. Ltd.	SG Americas Securities LLC	8,760,191	12/08/25	0.30%	1D HIBOR	Monthly	746,139
Teck Resources Ltd., Class B	Barclays Bank PLC	18,245,625	10/20/25	0.20%	CABROVER	Monthly	(2,696,006)
Teck Resources Ltd., Class B	Morgan Stanley & Co. International PLC	32,610,874	01/06/27	0.20%	CABROVER	Monthly	(4,818,640)
Teijin Ltd.	Citibank N.A.	157,445	02/26/26	0.00%	1D P TONA	Monthly	(318)
Tel Aviv Stock Exchange Ltd.	Barclays Bank PLC	2,747,555	04/06/26	0.60%	SHIR	Monthly	28,414
Tele2 AB	Morgan Stanley & Co. International PLC	5,320,464	01/04/27	0.26%	1D STIBOR	Monthly	(14,230)
Telecom Italia SpA/Milano	Barclays Bank PLC	8,021,922	12/10/26	0.26%	1D ESTR	Monthly	(69,614)
Telecom Plus PLC	SG Americas Securities LLC	320,330	12/08/25	0.25%	1D SONIA	Monthly	(11,650)
Teleflex, Inc.	Morgan Stanley & Co. International PLC	266,633	02/05/27	0.20%	1D FEDL01	Monthly	12,638
Telefonaktiebolaget LM Ericsson, Class B	SG Americas Securities LLC	9,185,523	12/08/25	0.26%	1D STIBOR	Monthly	(1,226,265)
Telefonica SA	Bank of America N.A.	10,567,391	02/15/28	0.26%	1D ESTR	Monthly	23,227
Telefonica SA	JPMorgan Chase Bank N.A.	32,310,226	02/10/26	(0.10)%	1D ESTR	Monthly	181,439
Telefonica SA	UBS AG	39,335,382	04/18/28	0.09%	1D ESTR	Monthly	176,241
Television Francaise 1 SA	Barclays Bank PLC	1,418,274	12/10/26	0.26%	1D ESTR	Monthly	46,944
TELUS Corp.	Bank of America N.A.	26,143,260	02/15/28	0.20%	CABROVER	Monthly	(234,679)
TELUS Corp.	Citibank N.A.	1,402,179	02/24/28	0.20%	1D CORRA	Monthly	(10,626)
Temenos AG, Registered Shares	Morgan Stanley & Co. International PLC	1,551,324	01/04/27	0.26%	SSARON	Monthly	358,945
Temenos AG, Registered Shares	SG Americas Securities LLC	2,912,314	12/08/25	0.26%	SSARON	Monthly	754,648
Tenaris SA	Barclays Bank PLC	95,732	08/17/26	0.26%	1D ESTR	Monthly	(861)
Tenet Healthcare Corp.	Citibank N.A.	2,529,952	02/24/28	0.20%	1D OBFR01	Monthly	11,820
Teradata Corp.	Morgan Stanley & Co. International PLC	7,282,521	02/08/27	0.20%	1D FEDL01	Monthly	(382,423)
Terex Corp.	Citibank N.A.	2,373,404	06/25/26	0.20%	1D OBFR01	Monthly	(11,669)
TerraVest Industries, Inc.	SG Americas Securities LLC	871,973	12/08/25	0.20%	CABROVER	Monthly	7,748
Terumo Corp.	BNP Paribas SA	17,568,913	09/07/26	0.25%	1D TONA	Monthly	841,593
Terumo Corp.	BNP Paribas SA	4,652,048	03/24/27	0.25%	1D TONA	Monthly	216,383
Texas Capital Bancshares, Inc.	SG Americas Securities LLC	24,165,499	12/08/25	0.20%	1D OBFR01	Monthly	(636,769)
Texas Instruments, Inc.	BNP Paribas SA	194,191	04/16/26	0.20%	1D OBFR01	Monthly	(33,410)
Texas Roadhouse, Inc., Class A	SG Americas Securities LLC	6,083,864	12/08/25	0.20%	1D OBFR01	Monthly	(100,832)
Textron, Inc.	BNP Paribas SA	1,822,038	04/16/26	0.20%	1D OBFR01	Monthly	(1,287)
TFI International, Inc.	Morgan Stanley & Co. International PLC	21,757,636	01/04/27	0.20%	CABROVER	Monthly	(314,967)
TFI International, Inc.	SG Americas Securities LLC	19,309,738	12/08/25	0.20%	CABROVER	Monthly	(719,812)
TFI International, Inc.	SG Americas Securities LLC	3,418,907	12/08/25	0.20%	CABROVER	Monthly	(146,901)
TG Therapeutics, Inc.	Barclays Bank PLC	2,999,001	12/23/25	0.20%	1D OBFR01	Monthly	(146,221)
Thales SA	Bank of America N.A.	26,066,566	02/15/28	0.26%	1D ESTR	Monthly	(1,290,636)
Thales SA	UBS AG	29,783,159	09/03/29	0.26%	1D ESTR	Monthly	(1,439,298)
Theravance Biopharma, Inc.	BNP Paribas SA	2,479,238	04/16/26	0.20%	1D OBFR01	Monthly	(79,559)
THG PLC	SG Americas Securities LLC	1,567,515	12/08/25	0.25%	1D SONIA	Monthly	(63,333)
THK Co. Ltd.	UBS AG	7,057,205	04/18/28	0.25%	1D P TONA	Monthly	667,140
THK Co. Ltd.	UBS AG	1,493,340	09/03/29	0.25%	1D P TONA	Monthly	139,792
thyssenkrupp AG	Citibank N.A.	117,397	07/06/26	0.26%	1D ESTR	Monthly	(2,328)
thyssenkrupp AG	UBS AG	11,214,781	04/18/28	0.26%	1D ESTR	Monthly	(551,634)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
T-Mobile US, Inc.	BNP Paribas SA	$ 666,768	04/16/26	0.20%	1D OBFR01	Monthly	$ (8,756)
TMX Group Ltd.	SG Americas Securities LLC	178,640	12/08/25	0.00%	CABROVER	Monthly	(16)
TMX Group Ltd.	UBS AG	2,272,054	09/04/29	0.25%	1D CORRA	Monthly	(13,331)
Toa Corp./Tokyo	Barclays Bank PLC	2,431,686	05/12/27	0.00%	1D P TONA	Monthly	118,031
Toagosei Co. Ltd.	Barclays Bank PLC	6,870,390	05/12/27	0.24%	1D P TONA	Monthly	95,357
Tohoku Electric Power Co., Inc.	Bank of America N.A.	4,581,969	02/15/28	0.25%	1D P TONA	Monthly	4,190
Tohoku Electric Power Co., Inc.	UBS AG	13,344,975	09/03/29	0.15%	1D P TONA	Monthly	12,202
TOKAI Holdings Corp.	Goldman Sachs Bank USA	657,000	08/19/26	0.25%	1D P TONA	Monthly	14,962
TOKAI Holdings Corp.	Morgan Stanley & Co. International PLC	586,080	01/06/27	0.25%	1D P TONA	Monthly	15,075
Tokai Tokyo Financial Holdings, Inc.	Bank of America N.A.	1,286,831	02/15/28	0.25%	1D P TONA	Monthly	61,065
Tokio Marine Holdings, Inc.	UBS AG	602,778	04/18/28	0.25%	1D P TONA	Monthly	(485)
Tokyo Century Corp.	Morgan Stanley & Co. International PLC	8,740,193	01/06/27	0.25%	1D P TONA	Monthly	(70,799)
Tokyo Electron Ltd.	Citibank N.A.	1,230,909	02/26/26	0.00%	1D P TONA	Monthly	(149,854)
Tokyo Gas Co. Ltd.	UBS AG	10,654,613	09/03/29	0.25%	1D P TONA	Monthly	306,205
Tokyo Tatemono Co. Ltd.	BNP Paribas SA	3,458,665	09/07/26	0.25%	1D TONA	Monthly	(46,427)
Tokyo Tatemono Co. Ltd.	BNP Paribas SA	13,784,280	03/24/27	0.25%	1D TONA	Monthly	(143,692)
Tokyo Tatemono Co. Ltd.	Goldman Sachs Bank USA	602,011	08/19/26	0.25%	1D P TONA	Monthly	(9,597)
Tokyo Tatemono Co. Ltd.	Goldman Sachs Bank USA	1,433,603	08/19/26	0.25%	1D P TONA	Monthly	(22,854)
Tokyo Tatemono Co. Ltd.	SG Americas Securities LLC	15,933,351	12/08/25	0.20%	1D P TONA	Monthly	(87)
Tokyo Tatemono Co. Ltd.	SG Americas Securities LLC	15,086,141	12/08/25	0.25%	1D P TONA	Monthly	(6,355)
Tokyotokeiba Co. Ltd.	UBS AG	1,149,602	04/03/28	0.25%	1D P TONA	Monthly	63,460
Tokyu Fudosan Holdings Corp.	Bank of America N.A.	1,611,136	03/15/28	0.25%	1D P TONA	Monthly	21,322
Tokyu Fudosan Holdings Corp.	Barclays Bank PLC	6,505,128	09/09/27	0.15%	1D P TONA	Monthly	337,092
Tokyu Fudosan Holdings Corp.	SG Americas Securities LLC	6,132,124	12/08/25	0.17%	1D P TONA	Monthly	208,018
Tokyu Fudosan Holdings Corp.	SG Americas Securities LLC	20,867,365	12/08/25	0.25%	1D P TONA	Monthly	707,877
Tokyu Fudosan Holdings Corp.	UBS AG	2,021,749	09/03/29	0.25%	1D P TONA	Monthly	26,757
Toll Brothers, Inc.	Barclays Bank PLC	32,148,796	12/23/25	0.20%	1D OBFR01	Monthly	(2,090,091)
Toll Brothers, Inc.	SG Americas Securities LLC	8,516,547	12/08/25	0.20%	1D OBFR01	Monthly	98,996
Tompkins Financial Corp.	SG Americas Securities LLC	1,900,131	12/08/25	0.20%	1D OBFR01	Monthly	(57,269)
Topaz Energy Corp.	Morgan Stanley & Co. International PLC	6,208,719	01/04/27	0.20%	CABROVER	Monthly	72,508
Topgolf Callaway Brands Corp.	SG Americas Securities LLC	8,336,666	12/08/25	0.20%	1D OBFR01	Monthly	486,465
Torex Gold Resources, Inc.	Bank of America N.A.	602,688	02/15/28	0.20%	CABROVER	Monthly	(56,786)
Torex Gold Resources, Inc.	Bank of America N.A.	2,582,325	02/15/28	0.20%	CABROVER	Monthly	(238,863)
Toridoll Holdings Corp.	Barclays Bank PLC	2,378,436	05/12/27	0.00%	1D P TONA	Monthly	45,494
Toro Co.	Barclays Bank PLC	10,777,342	12/23/25	0.20%	1D OBFR01	Monthly	(98,856)
Tosei Corp.	Bank of America N.A.	1,945,982	02/15/28	0.25%	1D P TONA	Monthly	92,178
Tosei Corp.	Goldman Sachs Bank USA	1,273,371	08/19/26	0.25%	1D P TONA	Monthly	55,193
Toshiba TEC Corp.	Goldman Sachs Bank USA	486,626	08/19/26	0.25%	1D P TONA	Monthly	9,167
Toshiba TEC Corp.	SG Americas Securities LLC	2,120,539	12/08/25	0.25%	1D P TONA	Monthly	46,554
Tosoh Corp.	Bank of America N.A.	332,855	02/15/28	0.25%	1D P TONA	Monthly	7,375
Tosoh Corp.	BNP Paribas SA	2,528,777	09/07/26	0.15%	1D TONA	Monthly	53,058
Tosoh Corp.	Goldman Sachs Bank USA	2,381,536	08/19/26	0.25%	1D P TONA	Monthly	52,765
Tosoh Corp.	Goldman Sachs Bank USA	553,777	08/19/26	0.25%	1D P TONA	Monthly	12,269
TotalEnergies SE, Class A	Citibank N.A.	1,006,850	07/06/26	0.26%	1D ESTR	Monthly	(7,176)
Totetsu Kogyo Co. Ltd.	Barclays Bank PLC	5,122,841	05/12/27	0.00%	1D P TONA	Monthly	93,553
Towa Pharmaceutical Co. Ltd.	Bank of America N.A.	5,862,290	02/15/28	0.25%	1D P TONA	Monthly	186,308
Towa Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	1,191,903	08/19/26	0.25%	1D P TONA	Monthly	38,210
Toyo Tire Corp.	Citibank N.A.	932,627	02/26/26	0.25%	1D P TONA	Monthly	(19,723)
Toyo Tire Corp.	UBS AG	5,154,270	04/18/28	0.25%	1D P TONA	Monthly	140,993
Toyobo Co. Ltd.	BNP Paribas SA	1,583,534	03/24/27	0.25%	1D TONA	Monthly	57,965
Toyoda Gosei Co. Ltd.	Bank of America N.A.	2,288,459	02/15/28	0.00%	1D P TONA	Monthly	96,296
Toyoda Gosei Co. Ltd.	Goldman Sachs Bank USA	3,933,024	08/19/26	0.25%	1D P TONA	Monthly	239,242
Toyota Motor Corp.	SG Americas Securities LLC	735,949	12/08/25	0.00%	1D P TONA	Monthly	(8,436)
TP ICAP Group PLC	Bank of America N.A.	277,750	02/15/28	0.25%	1D SONIA	Monthly	2,908
TP ICAP Group PLC	BNP Paribas SA	1,923,356	03/17/27	0.25%	1D SONIA	Monthly	20,136
TP ICAP Group PLC	Goldman Sachs Bank USA	1,680,834	08/19/26	0.25%	1D SONIA	Monthly	17,597
TP ICAP Group PLC	SG Americas Securities LLC	1,697,192	12/08/25	0.25%	1D SONIA	Monthly	82,484
TP ICAP Group PLC	UBS AG	1,047,640	04/24/28	0.25%	1D SONIA	Monthly	10,968

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
TransAlta Corp.	Barclays Bank PLC	$ 3,707,964	10/20/25	0.20%	CABROVER	Monthly	$ (6,661)
TransAlta Corp.	SG Americas Securities LLC	6,469,755	12/08/25	0.20%	CABROVER	Monthly	1,093,416
Transcontinental, Inc., Class A	Goldman Sachs Bank USA	1,596,688	08/19/26	0.20%	1D CORRA	Monthly	(65,171)
Transcontinental, Inc., Class A	UBS AG	214,413	04/21/28	0.25%	1D CORRA	Monthly	(8,752)
Transcosmos, Inc.	SG Americas Securities LLC	2,663,932	12/08/25	0.25%	1D P TONA	Monthly	1,361
Transurban Group	Morgan Stanley & Co. International PLC	2,475,196	01/07/27	0.29%	1D AONIA	Monthly	36,631
Travelers Cos, Inc.	SG Americas Securities LLC	20,178,135	12/08/25	0.20%	1D OBFR01	Monthly	263,717
Travelers Cos, Inc.	UBS AG	9,408,062	04/18/28	0.20%	1D OBFR01	Monthly	353,540
Trelleborg AB	Bank of America N.A.	15,797,810	02/15/28	0.26%	1D STIBOR	Monthly	(729,085)
Trelleborg AB	UBS AG	11,280,844	09/03/29	0.25%	TN STIBOR	Monthly	(518,227)
Tri Pointe Homes, Inc.	BNP Paribas SA	2,542,602	04/16/26	0.20%	1D OBFR01	Monthly	(152,121)
Tri Pointe Homes, Inc.	SG Americas Securities LLC	18,466,439	12/08/25	0.20%	1D OBFR01	Monthly	(1,014,266)
TriCo Bancshares	SG Americas Securities LLC	2,527,009	12/08/25	0.20%	1D OBFR01	Monthly	(95,214)
Trimble, Inc.	Bank of America N.A.	1,906,326	02/15/28	0.20%	1D OBFR01	Monthly	106,027
TriNet Group, Inc.	Barclays Bank PLC	8,690,666	12/23/25	0.20%	1D OBFR01	Monthly	186,816
Trinity Industries, Inc.	SG Americas Securities LLC	214,152	12/08/25	0.20%	1D OBFR01	Monthly	(16,894)
Triple Flag Precious Metals Corp.	Morgan Stanley & Co. International PLC	3,751,174	01/04/27	0.20%	CABROVER	Monthly	(152,505)
Tronox Holdings PLC	BNP Paribas SA	1,125,982	04/16/26	0.20%	1D OBFR01	Monthly	(443,115)
Tronox Holdings PLC	SG Americas Securities LLC	1,132,272	12/08/25	0.20%	1D OBFR01	Monthly	(497,462)
Truist Financial Corp.	Bank of America N.A.	13,571,274	02/15/28	0.20%	1D OBFR01	Monthly	(201,872)
Trupanion, Inc.	Citibank N.A.	134,887	06/25/26	0.20%	1D OBFR01	Monthly	(5,884)
Trusco Nakayama Corp.	Barclays Bank PLC	4,727,895	05/12/27	0.25%	1D P TONA	Monthly	181,676
Trustpilot Group PLC	BNP Paribas SA	7,232,280	03/17/27	0.25%	1D SONIA	Monthly	(577,802)
Tryg A/S	Morgan Stanley & Co. International PLC	10,965,299	01/04/27	0.26%	DESTR	Monthly	(48,202)
Tryg A/S	UBS AG	6,003,363	04/18/28	0.25%	DESTR	Monthly	(12,951)
TS Tech Co. Ltd.	Citibank N.A.	1,692,603	02/26/26	0.15%	1D P TONA	Monthly	(26,004)
TSI Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	4,718,517	01/06/27	0.25%	1D P TONA	Monthly	(218,884)
Tsubakimoto Chain Co.	Bank of America N.A.	1,898,236	02/15/28	0.00%	1D P TONA	Monthly	261,877
Tsubakimoto Chain Co.	BNP Paribas SA	2,151,088	03/24/27	0.15%	1D TONA	Monthly	296,760
Tsubakimoto Chain Co.	Goldman Sachs Bank USA	124,576	08/19/26	0.25%	1D P TONA	Monthly	17,186
Tsubakimoto Chain Co.	SG Americas Securities LLC	2,462,457	12/08/25	0.25%	1D P TONA	Monthly	421,905
Tsugami Corp.	Barclays Bank PLC	1,108,463	05/12/27	0.00%	1D P TONA	Monthly	99,363
Tsukishima Holdings Co. Ltd.	Barclays Bank PLC	4,647,103	05/12/27	0.00%	1D P TONA	Monthly	206,865
Turning Point Brands, Inc.	Bank of America N.A.	158,254	02/15/28	0.00%	1D OBFR01	Monthly	(5)
Tutor Perini Corp.	Bank of America N.A.	1,586,243	02/15/28	0.20%	1D OBFR01	Monthly	(22,090)
Tutor Perini Corp.	Goldman Sachs Bank USA	7,642,383	08/19/26	0.20%	1D FEDL01	Monthly	(106,427)
Tutor Perini Corp.	SG Americas Securities LLC	12,978,942	12/08/25	0.20%	1D OBFR01	Monthly	49,340
Tutor Perini Corp.	UBS AG	6,124,356	04/21/28	0.20%	1D OBFR01	Monthly	(85,287)
TV Asahi Holdings Corp.	Barclays Bank PLC	5,951,897	05/12/27	0.00%	1D P TONA	Monthly	(108,332)
U.S. Bancorp	Barclays Bank PLC	28,798,809	12/23/25	0.20%	1D OBFR01	Monthly	(748,669)
U.S. Bancorp	SG Americas Securities LLC	23,250,282	12/08/25	0.20%	1D OBFR01	Monthly	(1,233,280)
UACJ Corp.	Barclays Bank PLC	3,642,560	05/12/27	0.00%	1D P TONA	Monthly	375,268
Uber Technologies, Inc.	BNP Paribas SA	9,164,660	04/16/26	0.20%	1D OBFR01	Monthly	(443,275)
Ubiquiti, Inc.	Barclays Bank PLC	2,534,971	12/23/25	0.20%	1D OBFR01	Monthly	(28,405)
Ubisoft Entertainment SA	Morgan Stanley & Co. International PLC	16,594,731	01/04/27	0.26%	1D ESTR	Monthly	310,213
Ubisoft Entertainment SA	UBS AG	11,695,447	04/24/28	0.26%	1D ESTR	Monthly	(153,617)
u-blox Holding AG	Barclays Bank PLC	2,860,899	12/10/26	0.26%	SSARON	Monthly	(215,925)
Udemy, Inc.	Morgan Stanley & Co. International PLC	2,156,579	02/08/27	0.20%	1D FEDL01	Monthly	146,017
UFP Industries, Inc.	Barclays Bank PLC	12,724,454	12/23/25	0.20%	1D OBFR01	Monthly	(766,298)
UiPath, Inc., Class A	BNP Paribas SA	1,140,333	04/16/26	0.20%	1D OBFR01	Monthly	(13,238)
Ultra Clean Holdings, Inc.	Barclays Bank PLC	1,519,458	12/23/25	0.20%	1D OBFR01	Monthly	(91,916)
Ulvac, Inc.	Bank of America N.A.	35,507,374	02/15/28	0.25%	1D P TONA	Monthly	618,497
Umicore SA	Barclays Bank PLC	33,962,558	12/10/26	0.26%	1D ESTR	Monthly	(3,237,795)
Umicore SA	BNP Paribas SA	10,614,960	03/24/27	0.25%	1D ESTR	Monthly	(1,013,504)
U-Next Holdings Co. Ltd.	SG Americas Securities LLC	374,053	12/08/25	0.00%	1D P TONA	Monthly	(1,540)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Unibail-Rodamco-Westfield	Citibank N.A.	$ 818,181	07/06/26	0.26%	1D ESTR	Monthly	$ 18,695
Unibail-Rodamco-Westfield	UBS AG	6,140,381	04/18/28	0.26%	1D ESTR	Monthly	357,846
Unicharm Corp.	Bank of America N.A.	9,797,669	03/15/28	0.25%	1D P TONA	Monthly	199,683
Unicharm Corp.	BNP Paribas SA	9,025,748	03/24/27	0.15%	1D TONA	Monthly	169,215
Union Pacific Corp.	Morgan Stanley & Co. International PLC	9,437,178	02/05/27	0.20%	1D FEDL01	Monthly	(115,547)
Unipol Assicurazioni SpA	Barclays Bank PLC	1,702,221	08/17/26	0.26%	1D ESTR	Monthly	94,668
Unipol Assicurazioni SpA	SG Americas Securities LLC	888,652	12/08/25	0.26%	1D ESTR	Monthly	61,983
Unipol Assicurazioni SpA	UBS AG	4,222,346	09/03/29	0.26%	1D ESTR	Monthly	283,536
UNIQA Insurance Group AG	Barclays Bank PLC	8,203,668	12/10/26	0.26%	1D ESTR	Monthly	708,070
United Airlines Holdings, Inc.	SG Americas Securities LLC	2,108,484	12/08/25	0.20%	1D OBFR01	Monthly	186,958
United Arrows Ltd.	UBS AG	1,368,851	04/03/28	0.25%	1D P TONA	Monthly	18,533
United Fire Group, Inc.	Barclays Bank PLC	1,492,354	12/23/25	0.20%	1D OBFR01	Monthly	(55,733)
United Fire Group, Inc.	SG Americas Securities LLC	887,791	12/08/25	0.20%	1D OBFR01	Monthly	(33,465)
United Internet AG	Barclays Bank PLC	5,495,710	12/10/26	0.26%	1D ESTR	Monthly	1,591
United Natural Foods, Inc.	BNP Paribas SA	9,296,777	04/16/26	0.20%	1D OBFR01	Monthly	1,689,239
United Natural Foods, Inc.	SG Americas Securities LLC	6,001,750	12/08/25	0.20%	1D OBFR01	Monthly	1,322,546
United Parcel Service, Inc., Class B	SG Americas Securities LLC	2,906,679	12/08/25	0.20%	1D OBFR01	Monthly	(321,017)
United States Lime & Minerals, Inc.	Bank of America N.A.	4,384,068	02/15/28	0.20%	1D OBFR01	Monthly	(51,342)
United Therapeutics Corp.	Barclays Bank PLC	2,874,639	12/23/25	0.20%	1D OBFR01	Monthly	(223,784)
United Therapeutics Corp.	BNP Paribas SA	144,567	04/16/26	0.20%	1D OBFR01	Monthly	(9,140)
United Therapeutics Corp.	SG Americas Securities LLC	2,568,520	12/08/25	0.20%	1D OBFR01	Monthly	(172,037)
United Utilities Group PLC	Barclays Bank PLC	1,906,616	08/17/26	0.25%	1D SONIA	Monthly	(59,892)
UnitedHealth Group, Inc.	SG Americas Securities LLC	28,476,315	12/08/25	0.19%	1D OBFR01	Monthly	(5,297,431)
Universal Corp.	Barclays Bank PLC	18,985,071	12/23/25	0.20%	1D OBFR01	Monthly	(145,532)
Universal Entertainment Corp.	Morgan Stanley & Co. International PLC	3,264,522	01/06/27	0.25%	1D P TONA	Monthly	158,739
Universal Health Services, Inc., Class B	UBS AG	1,388,259	04/18/28	0.20%	1D OBFR01	Monthly	9,921
Universal Insurance Holdings, Inc.	BNP Paribas SA	4,861,379	04/16/26	0.20%	1D OBFR01	Monthly	(182,597)
Universal Insurance Holdings, Inc.	Morgan Stanley & Co. International PLC	3,613,676	02/08/27	0.20%	1D FEDL01	Monthly	(281,878)
Universal Technical Institute, Inc.	Barclays Bank PLC	10,157,268	12/23/25	0.20%	1D OBFR01	Monthly	310,785
Univest Financial Corp.	Bank of America N.A.	430,510	02/15/28	0.20%	1D OBFR01	Monthly	(30,384)
Univest Financial Corp.	BNP Paribas SA	605,209	04/16/26	0.20%	1D OBFR01	Monthly	(42,714)
Univest Financial Corp.	Goldman Sachs Bank USA	556,585	08/19/26	0.20%	1D FEDL01	Monthly	(39,282)
Univest Financial Corp.	SG Americas Securities LLC	422,030	12/08/25	0.20%	1D OBFR01	Monthly	(45,092)
Unum Group	Morgan Stanley & Co. International PLC	31,982,269	02/05/27	0.20%	1D FEDL01	Monthly	(3,445,406)
UOL Group Ltd.	Barclays Bank PLC	7,079,736	12/24/27	0.00%	SORA	Monthly	(67,603)
UOL Group Ltd.	Morgan Stanley & Co. International PLC	3,549,005	01/06/27	0.30%	SORA	Monthly	(28,930)
Upwork, Inc.	Barclays Bank PLC	6,208,613	12/23/25	0.20%	1D OBFR01	Monthly	(780,615)
Urban Edge Properties	Barclays Bank PLC	2,515,377	12/23/25	0.20%	1D OBFR01	Monthly	(6,362)
Urban Outfitters, Inc.	Barclays Bank PLC	7,621,108	12/23/25	0.20%	1D OBFR01	Monthly	32,534
Ushio, Inc.	UBS AG	2,137,751	04/03/28	0.25%	1D P TONA	Monthly	61,537
USS Co. Ltd.	Morgan Stanley & Co. International PLC	14,150,312	01/06/27	0.25%	1D P TONA	Monthly	(270,743)
UT Group Co. Ltd.	BNP Paribas SA	9,884,119	03/24/27	0.15%	1D TONA	Monthly	324,451
V2X, Inc.	Barclays Bank PLC	4,513,141	12/23/25	0.20%	1D OBFR01	Monthly	11,460
V2X, Inc.	SG Americas Securities LLC	734,364	12/08/25	0.20%	1D OBFR01	Monthly	(27,596)
Valeo SE	Barclays Bank PLC	1,101,741	08/17/26	0.26%	1D ESTR	Monthly	(33,247)
Valeo SE	Barclays Bank PLC	1,306,032	12/10/26	0.26%	1D ESTR	Monthly	(39,412)
Valeo SE	UBS AG	11,397,908	04/18/28	0.16%	1D ESTR	Monthly	(373,116)
Valeo SE	UBS AG	10,146,223	09/03/29	0.19%	1D ESTR	Monthly	(332,142)
Valiant Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	2,052,297	01/04/27	0.26%	SSARON	Monthly	(43,273)
Vallourec SACA	Barclays Bank PLC	320,574	12/10/26	0.26%	1D ESTR	Monthly	(3,420)
Valmet Oyj	Barclays Bank PLC	329,884	12/10/26	0.26%	1D ESTR	Monthly	12
Valmont Industries, Inc.	Citibank N.A.	1,866,753	02/24/28	0.20%	1D OBFR01	Monthly	128,785

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Valvoline, Inc.	Morgan Stanley & Co. International PLC	$ 4,629,018	02/05/27	0.20%	1D FEDL01	Monthly	$ (72,426)
Var Energi ASA	Bank of America N.A.	8,514,019	02/15/28	0.26%	NOWA	Monthly	258,736
Var Energi ASA	UBS AG	504,400	04/18/28	0.25%	NOWA	Monthly	16,682
Vault Minerals Ltd.	Bank of America N.A.	4,271,539	02/15/28	0.25%	1D AONIA	Monthly	(472,232)
Vault Minerals Ltd.	Barclays Bank PLC	5,504,415	05/12/27	0.00%	1D AONIA	Monthly	(668,236)
Veeco Instruments, Inc.	Barclays Bank PLC	1,412,452	12/23/25	0.20%	1D OBFR01	Monthly	(19,922)
Veeva Systems, Inc., Class A	Barclays Bank PLC	5,583,931	12/23/25	0.20%	1D OBFR01	Monthly	(19,579)
Ventas, Inc.	SG Americas Securities LLC	4,910,142	12/08/25	0.20%	1D OBFR01	Monthly	324,457
Ventia Services Group Pty Ltd.	Bank of America N.A.	485,905	02/15/28	0.25%	1D AONIA	Monthly	(2,673)
Ventia Services Group Pty Ltd.	BNP Paribas SA	1,777,067	03/22/27	0.25%	1D AONIA	Monthly	(9,776)
Ventia Services Group Pty Ltd.	Goldman Sachs Bank USA	2,165,399	08/19/26	0.30%	1D AONIA	Monthly	(11,912)
Ventia Services Group Pty Ltd.	UBS AG	597,782	04/03/28	0.25%	1D AONIA	Monthly	(3,288)
Veradigm, Inc.	Barclays Bank PLC	246,210	12/23/25	0.20%	1D OBFR01	Monthly	16,057
Verint Systems, Inc.	Bank of America N.A.	5,923,385	02/15/28	0.20%	1D OBFR01	Monthly	436,334
Verint Systems, Inc.	BNP Paribas SA	8,700,624	04/16/26	0.20%	1D OBFR01	Monthly	609,333
Verint Systems, Inc.	Goldman Sachs Bank USA	1,091,507	08/19/26	0.20%	1D FEDL01	Monthly	80,404
Verint Systems, Inc.	SG Americas Securities LLC	17,880,907	12/08/25	0.20%	1D OBFR01	Monthly	(344,123)
VeriSign, Inc.	Barclays Bank PLC	25,816,923	12/23/25	0.20%	1D OBFR01	Monthly	(1,708,156)
VeriSign, Inc.	BNP Paribas SA	10,152,218	04/16/26	0.20%	1D OBFR01	Monthly	(455,153)
Verizon Communications, Inc.	BNP Paribas SA	15,994,297	04/16/26	0.20%	1D OBFR01	Monthly	44,509
Vermilion Energy, Inc.	Morgan Stanley & Co. International PLC	14,452,575	01/04/27	0.20%	CABROVER	Monthly	439,417
Vermilion Energy, Inc.	UBS AG	19,711,329	04/21/28	0.25%	1D CORRA	Monthly	1,550,440
Verra Mobility Corp., Class A	SG Americas Securities LLC	12,355,813	12/08/25	0.20%	1D OBFR01	Monthly	108,557
Vestas Wind Systems A/S	Morgan Stanley & Co. International PLC	5,303,506	01/04/27	0.26%	DESTR	Monthly	16,554
Vestas Wind Systems A/S	SG Americas Securities LLC	5,613,060	12/08/25	0.26%	DESTR	Monthly	755,782
Vestas Wind Systems A/S	UBS AG	437,951	09/03/29	0.25%	DESTR	Monthly	49,248
Vestis Corp.	Morgan Stanley & Co. International PLC	4,191,559	02/08/27	0.20%	1D FEDL01	Monthly	(88,030)
VF Corp.	Bank of America N.A.	3,315,191	02/15/28	0.20%	1D OBFR01	Monthly	(2,826)
Viavi Solutions, Inc.	Barclays Bank PLC	4,006,602	12/23/25	0.20%	1D OBFR01	Monthly	(78,178)
Victoria’s Secret & Co.	Citibank N.A.	896,867	06/25/26	0.20%	1D OBFR01	Monthly	(112,155)
Victory Capital Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	1,753,883	02/08/27	0.20%	1D FEDL01	Monthly	32,403
Viking Holdings Ltd.	Barclays Bank PLC	3,662,171	12/23/25	0.20%	1D OBFR01	Monthly	84,870
Viking Holdings Ltd.	SG Americas Securities LLC	14,337,659	12/08/25	0.20%	1D OBFR01	Monthly	933,651
Visa, Inc., Class A	Barclays Bank PLC	8,017,389	12/23/25	0.20%	1D OBFR01	Monthly	(259,860)
Visteon Corp.	Bank of America N.A.	7,885,616	02/15/28	0.20%	1D OBFR01	Monthly	56,385
Visteon Corp.	Barclays Bank PLC	9,695,120	12/23/25	0.20%	1D OBFR01	Monthly	119,202
Visteon Corp.	SG Americas Securities LLC	3,488,168	12/08/25	0.20%	1D OBFR01	Monthly	209,014
Vodafone Group PLC	Bank of America N.A.	24,399,423	02/15/28	0.25%	1D SONIA	Monthly	391,266
Vodafone Group PLC	SG Americas Securities LLC	8,523,694	12/08/25	0.21%	1D SONIA	Monthly	136,344
Volution Group PLC	Barclays Bank PLC	2,431,278	12/10/26	0.25%	1D SONIA	Monthly	109,995
Volvo Car AB, Class B	Barclays Bank PLC	431,842	08/17/26	0.26%	1D STIBOR	Monthly	(14,337)
Vonovia SE	Citibank N.A.	12,642	06/25/26	0.26%	1D ESTR	Monthly	(228)
Vonovia SE	UBS AG	2,803,018	09/03/29	0.26%	1D ESTR	Monthly	(26,079)
Vontier Corp.	Citibank N.A.	1,234,958	06/25/26	0.20%	1D OBFR01	Monthly	53,806
Voya Financial, Inc.	Barclays Bank PLC	9,036,225	12/23/25	0.20%	1D OBFR01	Monthly	(208,665)
VusionGroup	Citibank N.A.	261,019	06/25/26	0.26%	1D ESTR	Monthly	(22,473)
Wacom Co. Ltd.	Bank of America N.A.	2,662,197	02/15/28	0.25%	1D P TONA	Monthly	(86,046)
Wacom Co. Ltd.	BNP Paribas SA	2,982,568	03/24/27	0.15%	1D TONA	Monthly	(96,400)
Wacom Co. Ltd.	Goldman Sachs Bank USA	773,786	08/19/26	0.25%	1D P TONA	Monthly	(25,010)
Walker & Dunlop, Inc.	SG Americas Securities LLC	5,293,722	12/08/25	0.20%	1D OBFR01	Monthly	168,956
Wallenius Wilhelmsen ASA	Bank of America N.A.	382,375	02/15/28	0.26%	NOWA	Monthly	19,746
Wallenius Wilhelmsen ASA	UBS AG	1,092,248	04/24/28	0.25%	NOWA	Monthly	56,405
Walmart, Inc.	SG Americas Securities LLC	17,390,000	12/08/25	0.20%	1D OBFR01	Monthly	316,554
Warehouses De Pauw CVA	Barclays Bank PLC	2,834,688	12/10/26	0.26%	1D ESTR	Monthly	(87,486)
Wartsila OYJ Abp	Goldman Sachs Bank USA	739,090	08/19/26	0.26%	1D ESTR	Monthly	108,936
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Wartsila OYJ Abp	Morgan Stanley & Co. International PLC	$ 6,888,518	01/06/27	0.26%	1D ESTR	Monthly	$ 477,683
Washington Trust Bancorp, Inc.	SG Americas Securities LLC	1,521,639	12/08/25	0.20%	1D OBFR01	Monthly	(145,113)
Waste Connections, Inc.	Morgan Stanley & Co. International PLC	711,736	02/05/27	0.20%	1D FEDL01	Monthly	(19,190)
Waters Corp.	Barclays Bank PLC	18,475,054	12/23/25	0.20%	1D OBFR01	Monthly	83,551
Waystar Holding Corp.	SG Americas Securities LLC	8,172,331	12/08/25	0.20%	1D OBFR01	Monthly	(224,589)
WD-40 Co.	Barclays Bank PLC	7,596,206	12/23/25	0.20%	1D OBFR01	Monthly	(110,430)
WD-40 Co.	SG Americas Securities LLC	6,180,549	12/08/25	0.20%	1D OBFR01	Monthly	(414,690)
WEB Travel Group Ltd.	Barclays Bank PLC	294,804	05/12/27	0.00%	1D AONIA	Monthly	(11,814)
Webuild SpA	Bank of America N.A.	2,670,713	02/15/28	0.26%	1D ESTR	Monthly	18,553
Webuild SpA	BNP Paribas SA	1,882,718	03/17/27	0.26%	1D ESTR	Monthly	41,995
Webuild SpA	Goldman Sachs Bank USA	1,905,457	08/19/26	0.26%	1D ESTR	Monthly	24,364
Webuild SpA	UBS AG	2,004,119	04/24/28	0.26%	1D ESTR	Monthly	25,626
Weir Group PLC	Bank of America N.A.	10,383,516	02/15/28	0.25%	1D SONIA	Monthly	228,822
Weir Group PLC	Barclays Bank PLC	1,348,082	12/10/26	0.25%	1D SONIA	Monthly	7,057
Wendy’s Co.	Barclays Bank PLC	1,196,037	12/23/25	0.20%	1D OBFR01	Monthly	(101,406)
Wereldhave NV	Bank of America N.A.	1,567,487	02/15/28	0.26%	1D ESTR	Monthly	42,708
Wesdome Gold Mines Ltd.	Goldman Sachs Bank USA	1,111	08/18/26	0.20%	1D CORRA	Monthly	(64)
Wesdome Gold Mines Ltd.	Morgan Stanley & Co. International PLC	3,627,882	01/04/27	0.20%	CABROVER	Monthly	(217,053)
Wesfarmers Ltd.	Morgan Stanley & Co. International PLC	2,864,898	01/07/27	0.29%	1D AONIA	Monthly	34,832
Wesfarmers Ltd.	UBS AG	2,066,903	09/03/29	0.25%	1D AONIA	Monthly	32,737
West Pharmaceutical Services, Inc.	UBS AG	1,940,109	04/18/28	0.20%	1D OBFR01	Monthly	50,534
Westinghouse Air Brake Technologies Corp.	Barclays Bank PLC	900,953	12/23/25	0.20%	1D OBFR01	Monthly	(20,980)
Westlake Corp.	SG Americas Securities LLC	8,756,085	12/08/25	0.20%	1D OBFR01	Monthly	(423,241)
WH Group Ltd.	Bank of America N.A.	7,259,947	02/15/28	0.30%	HONIA	Monthly	208,042
WH Group Ltd.	Bank of America N.A.	7,524,183	02/15/28	0.30%	HONIA	Monthly	215,614
WH Group Ltd.	Barclays Bank PLC	12,265,131	05/13/27	0.00%	HONIA	Monthly	(335,571)
WH Group Ltd.	Barclays Bank PLC	9,938,400	09/09/27	0.00%	HONIA	Monthly	(271,912)
WH Group Ltd.	Morgan Stanley & Co. International PLC	3,103,338	01/06/27	0.30%	HONIA	Monthly	(84,907)
Wheaton Precious Metals Corp.	Bank of America N.A.	4,189,408	02/15/28	0.20%	CABROVER	Monthly	80,533
Whitestone REIT	Citibank N.A.	767,489	06/25/26	0.20%	1D OBFR01	Monthly	(24,228)
Wickes Group PLC	Morgan Stanley & Co. International PLC	2,234,576	01/04/27	0.25%	1D SONIA	Monthly	(3,820)
Wihlborgs Fastigheter AB	Barclays Bank PLC	3,319,216	01/18/27	0.28%	1D STIBOR	Monthly	(93,572)
Willdan Group, Inc.	Goldman Sachs Bank USA	5,750,302	08/18/26	0.20%	1D FEDL01	Monthly	663,149
Willdan Group, Inc.	SG Americas Securities LLC	2,943,958	12/08/25	0.20%	1D OBFR01	Monthly	513,677
Winmark Corp.	SG Americas Securities LLC	662,571	12/08/25	0.20%	1D OBFR01	Monthly	24,711
Winnebago Industries, Inc.	Barclays Bank PLC	5,856,069	12/23/25	0.20%	1D OBFR01	Monthly	(396,773)
WisdomTree Inc.	Bank of America N.A.	351,017	02/15/28	0.00%	1D OBFR01	Monthly	(119)
Wise PLC, Class A	BNP Paribas SA	184,210	03/22/27	0.25%	1D SONIA	Monthly	(3,463)
Wise PLC, Class A	Citibank N.A.	150,336	07/06/26	0.00%	1D SONIA	Monthly	(542)
Wix.com Ltd.	Barclays Bank PLC	6,512,962	12/23/25	0.20%	1D OBFR01	Monthly	(781,201)
Wix.com Ltd.	BNP Paribas SA	3,604,236	04/16/26	0.20%	1D OBFR01	Monthly	(265,108)
Wix.com Ltd.	SG Americas Securities LLC	3,283,344	12/08/25	0.20%	1D OBFR01	Monthly	(522,343)
Wolters Kluwer NV	Barclays Bank PLC	4,163,142	08/17/26	0.26%	1D ESTR	Monthly	(20,266)
Workday, Inc., Class A	Barclays Bank PLC	15,538,845	12/23/25	0.20%	1D OBFR01	Monthly	(564,689)
Workspace Group PLC	SG Americas Securities LLC	2,644,514	12/08/25	0.25%	1D SONIA	Monthly	5,198
World Acceptance Corp.	UBS AG	4,307,179	04/21/28	0.20%	1D OBFR01	Monthly	(145,751)
Worley Ltd.	Citibank N.A.	590,032	02/25/26	0.30%	1D AONIA	Monthly	(4,385)
Worley Ltd.	UBS AG	8,791,168	04/18/28	0.25%	1D AONIA	Monthly	(97,694)
Worthington Enterprises, Inc.	Barclays Bank PLC	5,780,841	12/23/25	0.20%	1D OBFR01	Monthly	(41,675)
Xero Ltd.	Bank of America N.A.	3,678,527	02/15/28	0.25%	1D AONIA	Monthly	97,703
Xero Ltd.	Bank of America N.A.	6,345,293	02/15/28	0.25%	1D AONIA	Monthly	168,534
Xero Ltd.	BNP Paribas SA	6,991,231	09/07/26	0.25%	1D AONIA	Monthly	185,690
Xero Ltd.	BNP Paribas SA	34,621,294	03/22/27	0.25%	1D AONIA	Monthly	919,557
Xero Ltd.	Goldman Sachs Bank USA	2,321,137	08/19/26	0.30%	1D AONIA	Monthly	61,650

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Xero Ltd.	Goldman Sachs Bank USA	$ 11,295,952	08/19/26	0.30%	1D AONIA	Monthly	$ 300,025
Xero Ltd.	Morgan Stanley & Co. International PLC	4,969,474	01/06/27	0.29%	1D AONIA	Monthly	(45,439)
Xero Ltd.	SG Americas Securities LLC	14,527,717	12/08/25	0.30%	1D AONIA	Monthly	64,853
Xero Ltd.	UBS AG	6,173,992	04/18/28	0.25%	1D AONIA	Monthly	163,984
Xero Ltd.	UBS AG	6,397,569	09/03/29	0.25%	1D AONIA	Monthly	169,922
Xerox Holdings Corp.	Barclays Bank PLC	7,862,134	12/23/25	0.20%	1D OBFR01	Monthly	(2,400,446)
XPO, Inc.	Citibank N.A.	2,876,684	02/24/28	0.20%	1D OBFR01	Monthly	(238,965)
YAMABIKO Corp.	Bank of America N.A.	304,047	02/15/28	0.25%	1D P TONA	Monthly	2,456
YAMABIKO Corp.	BNP Paribas SA	333,722	03/24/27	0.25%	1D TONA	Monthly	381
YAMABIKO Corp.	Goldman Sachs Bank USA	93,664	08/19/26	0.25%	1D P TONA	Monthly	757
YAMABIKO Corp.	UBS AG	252,172	04/03/28	0.25%	1D P TONA	Monthly	2,037
Yamaguchi Financial Group, Inc.	SG Americas Securities LLC	3,665,312	12/08/25	0.25%	1D P TONA	Monthly	343,801
Yamaguchi Financial Group, Inc.	UBS AG	3,299,817	04/03/28	0.25%	1D P TONA	Monthly	137,697
Yamaha Corp.	Citibank N.A.	1,158,412	02/26/26	0.15%	1D P TONA	Monthly	(21,850)
Yamazen Corp.	Bank of America N.A.	670,113	02/15/28	0.15%	1D P TONA	Monthly	23,029
Yamazen Corp.	BNP Paribas SA	1,056,089	03/24/27	0.15%	1D TONA	Monthly	50,101
Yamazen Corp.	Goldman Sachs Bank USA	375,867	08/19/26	0.25%	1D P TONA	Monthly	24,772
Yamazen Corp.	UBS AG	712,503	04/03/28	0.25%	1D P TONA	Monthly	21,412
Yara International ASA	Barclays Bank PLC	6,150,056	08/17/26	0.26%	NOWA	Monthly	(93,619)
Yara International ASA	Morgan Stanley & Co. International PLC	4,387,808	01/04/27	0.26%	NOWA	Monthly	(66,793)
Yara International ASA	Morgan Stanley & Co. International PLC	26,458,460	01/06/27	0.26%	NOWA	Monthly	(402,762)
Yaskawa Electric Corp.	Bank of America N.A.	8,314,212	03/15/28	0.25%	1D P TONA	Monthly	869,909
Yaskawa Electric Corp.	Barclays Bank PLC	20,834,885	05/12/27	0.00%	1D P TONA	Monthly	1,693,506
Yelp, Inc., Class A	SG Americas Securities LLC	13,883,983	12/08/25	0.20%	1D OBFR01	Monthly	(90,360)
Yoshinoya Holdings Co. Ltd.	Citibank N.A.	617,413	02/26/26	0.15%	1D P TONA	Monthly	(17,055)
Yum! Brands, Inc.	UBS AG	19,382,730	04/18/28	0.20%	1D OBFR01	Monthly	(113,623)
Zealand Pharma A/S	Citibank N.A.	786,353	07/17/26	0.26%	DESTR	Monthly	(37,189)
Zebra Technologies Corp., Class A	Barclays Bank PLC	10,426,690	12/23/25	0.20%	1D OBFR01	Monthly	347,027
Zeta Global Holdings Corp, Class A	Barclays Bank PLC	5,570,623	12/23/25	0.20%	1D OBFR01	Monthly	10,699
Zigup PLC	Barclays Bank PLC	2,404,801	12/10/26	0.25%	1D SONIA	Monthly	(59,246)
ZIM Integrated Shipping Services Ltd.	Barclays Bank PLC	2,621,519	12/23/25	0.20%	1D OBFR01	Monthly	(122,751)
Zinzino AB	Citibank N.A.	298,088	07/29/26	0.26%	TN STIBOR	Monthly	(11,201)
Zions Bancorp NA	Barclays Bank PLC	16,793,149	12/23/25	0.20%	1D OBFR01	Monthly	(954,123)
Zip Co. Ltd.	BNP Paribas SA	5,128,400	03/22/27	0.25%	1D AONIA	Monthly	548,420
ZipRecruiter, Inc., Class A	Barclays Bank PLC	1,489,327	12/23/25	0.20%	1D OBFR01	Monthly	(147,015)
Zoetis, Inc.	Barclays Bank PLC	1,516,133	12/23/25	0.20%	1D OBFR01	Monthly	(54,151)
ZoomInfo Technologies, Inc., Class A	SG Americas Securities LLC	11,089,359	12/08/25	0.20%	1D OBFR01	Monthly	732,615
Zscaler, Inc.	UBS AG	453,525	04/18/28	0.20%	1D OBFR01	Monthly	(5,196)
Zurich Insurance Group AG	Barclays Bank PLC	5,212,452	11/09/26	0.05%	SSARON	Monthly	(12,757)
Zurich Insurance Group AG	Barclays Bank PLC	17,207,629	12/11/26	0.05%	SSARON	Monthly	(56,751)
Total long positions of equity swaps							(2,427,489)
Short Contracts(b)
1&1 AG	Bank of America N.A.	(288,745)	02/15/28	0.00%	1D ESTR	Monthly	548
1&1 AG	Barclays Bank PLC	(605,793)	12/10/26	(1.09)%	1D ESTR	Monthly	2,576
1&1 AG	BNP Paribas SA	(1,143,677)	03/24/27	(0.87)%	1D ESTR	Monthly	4,745
1&1 AG	Citibank N.A.	(104,556)	06/25/26	(0.75)%	1D ESTR	Monthly	2,008
1&1 AG	Morgan Stanley & Co. International PLC	(1,778,406)	01/04/27	(0.52)%	1D ESTR	Monthly	7,561
1&1 AG	SG Americas Securities LLC	(2,067,443)	12/08/25	(0.67)%	1D ESTR	Monthly	19,858
1&1 AG	UBS AG	(874,644)	04/24/28	0.00%	1D ESTR	Monthly	3,748
3i Group PLC	Barclays Bank PLC	(4,182,579)	12/10/26	(0.25)%	1D SONIA	Monthly	144,963
3M Co.	BNP Paribas SA	(7,554,552)	04/16/26	(0.15)%	1D OBFR01	Monthly	368,564
A O Smith Corp.	Morgan Stanley & Co. International PLC	(260,920)	01/06/27	(0.15)%	1D FEDL01	Monthly	4,590
AAK AB	SG Americas Securities LLC	(9,751,325)	12/08/25	(0.26)%	1D STIBOR	Monthly	(182,082)
Aalberts NV	BNP Paribas SA	(2,460,590)	03/24/27	(0.26)%	1D ESTR	Monthly	242,602
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Aalberts NV	Goldman Sachs Bank USA	$ (2,748,317)	08/19/26	(0.26)%	1D ESTR	Monthly	$ 357,828
Aalberts NV	SG Americas Securities LLC	(10,698,718)	12/08/25	(0.19)%	1D ESTR	Monthly	1,042,217
AAON, Inc.	Barclays Bank PLC	(8,111,024)	12/23/25	(0.15)%	1D OBFR01	Monthly	(800,430)
Abbott Laboratories	UBS AG	(16,739,501)	04/18/28	0.00%	1D OBFR01	Monthly	208,232
ABC-Mart, Inc.	Bank of America N.A.	(340,727)	02/15/28	(0.15)%	1D P TONA	Monthly	9,501
ABN AMRO Bank NV	Bank of America N.A.	(40,126,549)	02/15/28	0.00%	1D ESTR	Monthly	(2,050,653)
ABN AMRO Bank NV	Bank of America N.A.	(49,807,062)	02/15/28	0.00%	1D ESTR	Monthly	(2,547,325)
ABN AMRO Bank NV	BNP Paribas SA	(10,645,158)	08/17/26	(0.26)%	1D ESTR	Monthly	(145,811)
ABN AMRO Bank NV	Goldman Sachs Bank USA	(403,633)	08/19/26	(0.26)%	1D ESTR	Monthly	(20,628)
AcadeMedia AB	Goldman Sachs Bank USA	(215)	08/19/26	(0.26)%	1D STIBOR	Monthly	(5)
Acadia Realty Trust	SG Americas Securities LLC	(11,649,763)	12/08/25	(0.15)%	1D OBFR01	Monthly	(390,885)
Accent Group Ltd.	Bank of America N.A.	(61,709)	02/15/28	0.00%	1D AONIA	Monthly	251
Accent Group Ltd.	Barclays Bank PLC	(136,773)	05/12/27	(0.25)%	1D AONIA	Monthly	(338)
Accent Group Ltd.	UBS AG	(36,051)	04/03/28	0.00%	1D AONIA	Monthly	146
Acciona SA	Bank of America N.A.	(763,179)	02/15/28	(0.26)%	1D ESTR	Monthly	(54,826)
ACCO Brands Corp.	Bank of America N.A.	(351,995)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,644)
Accor SA	Morgan Stanley & Co. International PLC	(3,728,236)	01/04/27	(0.26)%	1D ESTR	Monthly	318,225
Accor SA	UBS AG	(12,303,754)	04/18/28	0.00%	1D ESTR	Monthly	1,016,456
Acerinox SA	Bank of America N.A.	(3,264,135)	02/15/28	(0.26)%	1D ESTR	Monthly	270,617
Ackermans & van Haaren NV	Barclays Bank PLC	(21,138,967)	12/10/26	(0.26)%	1D ESTR	Monthly	(334,261)
ACM Research, Inc., Class A	Morgan Stanley & Co. International PLC	(8,483,774)	01/04/27	(0.15)%	1D FEDL01	Monthly	(217,827)
Acom Co. Ltd.	Barclays Bank PLC	(1,683,795)	05/12/27	(0.19)%	1D P TONA	Monthly	(46,733)
Acushnet Holdings Corp.	Barclays Bank PLC	(13,088,790)	12/23/25	(0.15)%	1D OBFR01	Monthly	456,918
Addus HomeCare Corp.	Morgan Stanley & Co. International PLC	(4,225,154)	01/04/27	(0.15)%	1D FEDL01	Monthly	76,003
Adecco Group AG, Registered Shares	Barclays Bank PLC	(3,142,683)	12/11/26	(0.26)%	SSARON	Monthly	(57,079)
Adecco Group AG, Registered Shares	Morgan Stanley & Co. International PLC	(3,222,813)	01/04/27	(0.26)%	SSARON	Monthly	(58,534)
Adecco Group AG, Registered Shares	SG Americas Securities LLC	(3,690,332)	12/08/25	(0.26)%	SSARON	Monthly	(25,048)
Adecco Group AG, Registered Shares	SG Americas Securities LLC	(2,699,731)	12/08/25	(0.26)%	SSARON	Monthly	(33,597)
Adeia, Inc.	Bank of America N.A.	(531,588)	02/15/28	(0.15)%	1D OBFR01	Monthly	45,768
Adeia, Inc.	Barclays Bank PLC	(1,631,759)	12/23/25	(0.15)%	1D OBFR01	Monthly	98,284
Adeia, Inc.	BNP Paribas SA	(51,480)	04/16/26	(0.15)%	1D OBFR01	Monthly	4,432
Adeia, Inc.	Goldman Sachs Bank USA	(379,643)	08/19/26	(0.15)%	1D FEDL01	Monthly	32,686
Adeia, Inc.	UBS AG	(1,201,630)	04/21/28	0.00%	1D OBFR01	Monthly	103,457
ADMA Biologics, Inc.	Citibank N.A.	(783,331)	02/24/28	(0.15)%	1D OBFR01	Monthly	(7,361)
Advance Residence Investment Corp.	Bank of America N.A.	(292,182)	02/15/28	0.00%	1D P TONA	Monthly	(1,755)
Advance Residence Investment Corp.	Morgan Stanley & Co. International PLC	(1,261,204)	01/06/27	(0.25)%	1D P TONA	Monthly	(8,397)
Advanced Energy Industries, Inc.	Morgan Stanley & Co. International PLC	(1,826,730)	01/04/27	(0.15)%	1D FEDL01	Monthly	22,854
Advanced Micro Devices, Inc.	Barclays Bank PLC	(499,127)	12/23/25	(0.15)%	1D OBFR01	Monthly	(69,649)
Advanced Micro Devices, Inc.	SG Americas Securities LLC	(9,066,350)	12/08/25	(0.15)%	1D OBFR01	Monthly	(547,835)
Advantest Corp.	Barclays Bank PLC	(4,654,422)	05/12/27	(0.15)%	1D P TONA	Monthly	331,981
Adyen NV	UBS AG	(5,688,497)	04/18/28	0.00%	1D ESTR	Monthly	43,936
Adyen NV	UBS AG	(7,986,742)	09/03/29	0.00%	1D ESTR	Monthly	54,170
Aedifica SA	Barclays Bank PLC	(1,687,289)	12/10/26	(0.26)%	1D ESTR	Monthly	21,111
Aedifica SA	BNP Paribas SA	(172,562)	03/24/27	(0.26)%	1D ESTR	Monthly	1,470
Aedifica SA	SG Americas Securities LLC	(2,351,387)	12/08/25	(0.30)%	1D ESTR	Monthly	620
Aedifica SA	UBS AG	(7,595,796)	04/24/28	0.00%	1D ESTR	Monthly	19,621
Aehr Test Systems	BNP Paribas SA	(514,042)	04/16/26	(6.25)%	1D OBFR01	Monthly	40,200
Aehr Test Systems	Citibank N.A.	(131,698)	06/25/26	0.00%	1D OBFR01	Monthly	—
Aeon Co. Ltd.	Barclays Bank PLC	(3,156,972)	09/09/27	(0.20)%	1D P TONA	Monthly	7,409
AEON Financial Service Co. Ltd.	Bank of America N.A.	(18,721,536)	02/15/28	0.00%	1D P TONA	Monthly	(758,065)
AEON Financial Service Co. Ltd.	Barclays Bank PLC	(2,646,612)	05/12/27	(0.15)%	1D P TONA	Monthly	(101,502)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
AEON REIT Investment Corp.	Bank of America N.A.	$ (6,072,082)	02/15/28	0.00%	1D P TONA	Monthly	$ (74,911)
AEON REIT Investment Corp.	Barclays Bank PLC	(1,497,692)	05/12/27	(0.20)%	1D P TONA	Monthly	(11,348)
AEON REIT Investment Corp.	Morgan Stanley & Co. International PLC	(1,329,308)	01/06/27	(0.25)%	1D P TONA	Monthly	(10,072)
AEON REIT Investment Corp.	SG Americas Securities LLC	(1,859,403)	12/08/25	(0.25)%	1D P TONA	Monthly	(38,407)
Aeroports de Paris SA	Bank of America N.A.	(6,602,158)	02/15/28	(0.26)%	1D ESTR	Monthly	50,486
Aeroports de Paris SA	Bank of America N.A.	(2,797,385)	02/15/28	(0.26)%	1D ESTR	Monthly	6,379
Aeroports de Paris SA	Barclays Bank PLC	(18,372,250)	08/17/26	(0.26)%	1D ESTR	Monthly	560,671
Aeroports de Paris SA	UBS AG	(4,643,214)	04/18/28	0.00%	1D ESTR	Monthly	78,928
AeroVironment, Inc.	Goldman Sachs Bank USA	(1,845,119)	08/19/26	(0.15)%	1D FEDL01	Monthly	(26,220)
AeroVironment, Inc.	SG Americas Securities LLC	(7,976,328)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,002,726)
Aeva Technologies, Inc.	Bank of America N.A.	(3,234,633)	02/15/28	(0.15)%	1D OBFR01	Monthly	969,295
Aeva Technologies, Inc.	Morgan Stanley & Co. International PLC	(2,600,171)	01/04/27	(0.15)%	1D FEDL01	Monthly	725,957
Affirm Holdings, Inc.	Bank of America N.A.	(2,808,795)	02/15/28	(0.15)%	1D OBFR01	Monthly	(102,331)
Affirm Holdings, Inc.	SG Americas Securities LLC	(6,187,933)	12/08/25	(0.15)%	1D OBFR01	Monthly	18,767
AFRY AB	Barclays Bank PLC	(4,065,697)	01/18/27	(0.26)%	1D STIBOR	Monthly	20,172
AFRY AB	UBS AG	(5,167,821)	04/24/28	0.00%	TN STIBOR	Monthly	164,328
AGCO Corp.	SG Americas Securities LLC	(12,419,564)	12/08/25	(0.15)%	1D OBFR01	Monthly	(928,978)
AGCO Corp.	UBS AG	(13,496,971)	04/18/28	0.00%	1D OBFR01	Monthly	(1,404,645)
Agilysys, Inc.	SG Americas Securities LLC	(2,910,228)	12/08/25	(0.15)%	1D OBFR01	Monthly	73,173
AGNC Investment Corp.	Bank of America N.A.	(1,228,173)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,884)
AGNC Investment Corp.	Barclays Bank PLC	(22,667,857)	12/23/25	(0.38)%	1D OBFR01	Monthly	(145,152)
AGNC Investment Corp.	SG Americas Securities LLC	(16,188,818)	12/08/25	(0.15)%	1D OBFR01	Monthly	(28,142)
Agnico Eagle Mines Ltd.	Morgan Stanley & Co. International PLC	(3,319,060)	01/04/27	(0.20)%	CABROVER	Monthly	12,808
Agnico Eagle Mines Ltd.	Morgan Stanley & Co. International PLC	(15,204,402)	01/06/27	(0.20)%	CABROVER	Monthly	116,781
Aica Kogyo Co. Ltd.	Barclays Bank PLC	(613,522)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,511)
Aiful Corp.	Bank of America N.A.	(1,311,869)	02/15/28	(0.15)%	1D P TONA	Monthly	(25,780)
Ain Holdings, Inc.	Bank of America N.A.	(153,103)	02/15/28	(0.15)%	1D P TONA	Monthly	(856)
Ain Holdings, Inc.	Barclays Bank PLC	(1,457,312)	05/12/27	(0.19)%	1D P TONA	Monthly	(9,149)
Ain Holdings, Inc.	BNP Paribas SA	(987,517)	03/24/27	(0.15)%	1D TONA	Monthly	(5,519)
Air Canada	Bank of America N.A.	(12,585,268)	02/15/28	(0.20)%	CABROVER	Monthly	1,604,451
Air Canada	Bank of America N.A.	(6,771,632)	02/15/28	(0.20)%	CABROVER	Monthly	863,291
Air Canada	Barclays Bank PLC	(874,180)	12/23/25	(0.20)%	CABROVER	Monthly	92,360
Air France-KLM	Barclays Bank PLC	(342,222)	08/17/26	(0.26)%	1D ESTR	Monthly	(15,250)
Air France-KLM	Barclays Bank PLC	(513,528)	12/10/26	(0.26)%	1D ESTR	Monthly	(22,884)
Air France-KLM	Morgan Stanley & Co. International PLC	(1,850,465)	01/04/27	(0.26)%	1D ESTR	Monthly	(82,461)
Air France-KLM	Morgan Stanley & Co. International PLC	(10,913,165)	01/06/27	(0.26)%	1D ESTR	Monthly	(486,315)
Air France-KLM	UBS AG	(2,846,978)	04/18/28	0.00%	1D ESTR	Monthly	(118,821)
Air France-KLM	UBS AG	(722,745)	09/03/29	0.00%	1D ESTR	Monthly	(28,764)
Air Lease Corp., Class A	Barclays Bank PLC	(2,416,858)	12/23/25	(0.15)%	1D OBFR01	Monthly	88,673
Air Lease Corp., Class A	Goldman Sachs Bank USA	(2,618,232)	08/19/26	(0.15)%	1D FEDL01	Monthly	121,244
Air Lease Corp., Class A	SG Americas Securities LLC	(10,584,651)	12/08/25	(0.15)%	1D OBFR01	Monthly	554,037
Air Products and Chemicals, Inc.	BNP Paribas SA	(12,473,001)	04/16/26	0.08%	1D OBFR01	Monthly	(53,521)
Air Products and Chemicals, Inc.	SG Americas Securities LLC	(17,740,675)	12/08/25	(0.15)%	1D OBFR01	Monthly	271,253
Air Water, Inc.	Bank of America N.A.	(2,641,651)	02/15/28	(0.15)%	1D P TONA	Monthly	(45,503)
Airbus SE	Barclays Bank PLC	(4,743,693)	12/10/26	(0.26)%	1D ESTR	Monthly	134,506
Airbus SE	Goldman Sachs Bank USA	(18,621,456)	08/19/26	(0.05)%	1D ESTR	Monthly	409,486
Airbus SE	Goldman Sachs Bank USA	(6,705,673)	08/19/26	(0.05)%	1D ESTR	Monthly	147,458
Airbus SE	Morgan Stanley & Co. International PLC	(6,408,978)	01/04/27	(0.26)%	1D ESTR	Monthly	176,874
Ajinomoto Co., Inc.	Barclays Bank PLC	(8,541,631)	05/12/27	(0.15)%	1D P TONA	Monthly	20,016
Ajinomoto Co., Inc.	Barclays Bank PLC	(2,134,745)	09/09/27	(0.15)%	1D P TONA	Monthly	5,003
Ajinomoto Co., Inc.	Citibank N.A.	(2,769,223)	02/26/26	(0.20)%	1D P TONA	Monthly	(45,740)
Akzo Nobel NV	Barclays Bank PLC	(14,865,014)	12/10/26	0.00%	1D ESTR	Monthly	606,274
Akzo Nobel NV	UBS AG	(17,293,229)	04/18/28	0.00%	1D ESTR	Monthly	1,337,846
Akzo Nobel NV	UBS AG	(32,649,519)	09/03/29	0.00%	1D ESTR	Monthly	2,499,453
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Albany International Corp., Class A	BNP Paribas SA	$ (6,843,380)	04/16/26	(0.15)%	1D OBFR01	Monthly	$ 1,379,782
Albany International Corp., Class A	SG Americas Securities LLC	(6,526,018)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,492,634
Alcon AG	Citibank N.A.	(1,685,647)	02/26/26	(0.26)%	SSARON	Monthly	44,853
Alexandria Real Estate Equities, Inc.	Bank of America N.A.	(283,495)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,131
Alexandria Real Estate Equities, Inc.	Citibank N.A.	(349,307)	02/24/28	(0.15)%	1D OBFR01	Monthly	18,518
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(4,349,596)	01/04/27	(0.20)%	CABROVER	Monthly	67,085
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(1,510,665)	01/06/27	(0.20)%	CABROVER	Monthly	23,661
Alimentation Couche-Tard, Inc.	Morgan Stanley & Co. International PLC	(2,161,189)	01/06/27	(0.20)%	CABROVER	Monthly	113,014
ALK-Abello A/S	Morgan Stanley & Co. International PLC	(824,282)	01/04/27	(0.26)%	DESTR	Monthly	14,971
Alkami Technology, Inc.	Morgan Stanley & Co. International PLC	(13,573,858)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,763,386
Alleima AB	Bank of America N.A.	(3,412,707)	02/15/28	(0.26)%	1D STIBOR	Monthly	419,758
Alleima AB	Barclays Bank PLC	(1,226,750)	01/18/27	(0.26)%	1D STIBOR	Monthly	50,540
Alliant Energy Corp.	Morgan Stanley & Co. International PLC	(4,257,124)	01/06/27	(0.15)%	1D FEDL01	Monthly	17,367
Allied Gold Corp.	UBS AG	(183,539)	04/21/28	0.00%	1D CORRA	Monthly	5,144
Allied Properties Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(383,753)	01/04/27	(0.20)%	CABROVER	Monthly	22
Allreal Holding AG, Registered Shares	Goldman Sachs Bank USA	(3,551,462)	08/19/26	(0.26)%	SSARON	Monthly	28,414
Allreal Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(2,709,692)	01/04/27	(0.26)%	SSARON	Monthly	41,846
Alpha & Omega Semiconductor Ltd.	Barclays Bank PLC	(3,468,802)	12/23/25	(0.15)%	1D OBFR01	Monthly	342,461
Alpha & Omega Semiconductor Ltd.	SG Americas Securities LLC	(2,343,802)	12/08/25	(0.15)%	1D OBFR01	Monthly	209,493
Alphawave IP Group PLC	Barclays Bank PLC	(1,657,887)	12/10/26	(0.95)%	1D SONIA	Monthly	19,282
Alphawave IP Group PLC	SG Americas Securities LLC	(655,166)	12/08/25	(1.00)%	1D SONIA	Monthly	9,840
AltaGas Ltd.	Bank of America N.A.	(2,485,222)	02/15/28	(0.20)%	CABROVER	Monthly	(49,568)
Alten SA	Bank of America N.A.	(7,979,391)	02/15/28	(0.26)%	1D ESTR	Monthly	432,096
Alten SA	Goldman Sachs Bank USA	(801,319)	08/19/26	(0.18)%	1D ESTR	Monthly	43,428
Alten SA	Morgan Stanley & Co. International PLC	(349,787)	01/04/27	(0.26)%	1D ESTR	Monthly	7,375
Altri SGPS SA	Bank of America N.A.	(19,296)	02/15/28	(1.75)%	1D ESTR	Monthly	531
Altri SGPS SA	Barclays Bank PLC	(234,480)	12/10/26	(0.90)%	1D ESTR	Monthly	1,458
Altri SGPS SA	BNP Paribas SA	(270,694)	03/17/27	(1.35)%	1D ESTR	Monthly	3,674
Altri SGPS SA	Morgan Stanley & Co. International PLC	(14,412)	01/04/27	(0.26)%	1D ESTR	Monthly	33
Altri SGPS SA	SG Americas Securities LLC	(1,065)	12/08/25	(1.00)%	1D ESTR	Monthly	26
Altri SGPS SA	UBS AG	(53,800)	04/24/28	0.00%	1D ESTR	Monthly	1,652
Altria Group, Inc.	Barclays Bank PLC	(13,535,736)	12/23/25	(0.15)%	1D OBFR01	Monthly	(569,302)
Amadeus IT Group SA	SG Americas Securities LLC	(544,367)	12/08/25	(0.26)%	1D ESTR	Monthly	2,625
Amadeus IT Group SA	UBS AG	(19,442,272)	04/18/28	0.00%	1D ESTR	Monthly	170,648
Amadeus IT Group SA	UBS AG	(18,291,886)	09/03/29	0.00%	1D ESTR	Monthly	125,746
Ambu A/S, Class B	Bank of America N.A.	(1,604,610)	02/15/28	(0.26)%	1W CIBOR	Monthly	36,373
Amcor PLC	SG Americas Securities LLC	(5,516,257)	12/08/25	(0.15)%	1D OBFR01	Monthly	264,016
Amentum Holdings, Inc.	SG Americas Securities LLC	(8,026,005)	12/08/25	(0.15)%	1D OBFR01	Monthly	(232,972)
Amerant Bancorp, Inc., Class A	Bank of America N.A.	(73,278)	02/15/28	(0.15)%	1D OBFR01	Monthly	189
Amerant Bancorp, Inc., Class A	Barclays Bank PLC	(1,281,408)	12/23/25	(0.15)%	1D OBFR01	Monthly	41,750
Amerant Bancorp, Inc., Class A	Goldman Sachs Bank USA	(779,592)	08/19/26	(0.15)%	1D FEDL01	Monthly	2,014
Ameresco, Inc., Class A	Barclays Bank PLC	(3,317,515)	12/23/25	(0.15)%	1D OBFR01	Monthly	400,033
Ameresco, Inc., Class A	SG Americas Securities LLC	(2,599,671)	12/08/25	(0.15)%	1D OBFR01	Monthly	(69,409)
American Coastal Insurance Corp.	BNP Paribas SA	(77,300)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,713
American Coastal Insurance Corp.	UBS AG	(90,722)	04/21/28	0.00%	1D OBFR01	Monthly	1,903
American Electric Power Co., Inc.	BNP Paribas SA	(5,092,230)	04/16/26	(0.15)%	1D OBFR01	Monthly	(43,308)
American Financial Group, Inc.	UBS AG	(734,478)	04/18/28	0.00%	1D OBFR01	Monthly	9,809
American Healthcare REIT, Inc.	Morgan Stanley & Co. International PLC	(876,358)	01/06/27	(0.15)%	1D FEDL01	Monthly	(17,347)
American Homes 4 Rent, Class A	Barclays Bank PLC	(10,189,659)	12/23/25	(0.15)%	1D OBFR01	Monthly	479,720

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
American States Water Co.	Bank of America N.A.	$ (3,158,355)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (12,638)
American Superconductor Corp.	Bank of America N.A.	(332,790)	02/15/28	(0.15)%	1D OBFR01	Monthly	(126,899)
American Superconductor Corp.	SG Americas Securities LLC	(1,845,788)	12/08/25	(0.15)%	1D OBFR01	Monthly	(849,641)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	(12,638,043)	01/06/27	(0.15)%	1D FEDL01	Monthly	386,536
American Woodmark Corp.	SG Americas Securities LLC	(5,364,333)	12/08/25	(0.15)%	1D OBFR01	Monthly	306,671
AMG Critical Materials NV	BNP Paribas SA	(323,688)	03/24/27	(0.26)%	1D ESTR	Monthly	(2,820)
AMG Critical Materials NV	Goldman Sachs Bank USA	(1,756,305)	08/19/26	(0.26)%	1D ESTR	Monthly	(15,299)
AMG Critical Materials NV	UBS AG	(835,654)	04/24/28	0.00%	1D ESTR	Monthly	(7,279)
Amotiv Ltd.	Bank of America N.A.	(360,635)	02/15/28	(0.30)%	1D AONIA	Monthly	(740)
Amotiv Ltd.	Barclays Bank PLC	(622,653)	05/12/27	(0.25)%	1D AONIA	Monthly	(4,867)
Amotiv Ltd.	BNP Paribas SA	(27,685)	03/22/27	(0.50)%	1D AONIA	Monthly	(57)
Amotiv Ltd.	Goldman Sachs Bank USA	(486,709)	08/19/26	(0.30)%	1D AONIA	Monthly	(998)
Amotiv Ltd.	UBS AG	(2,696)	04/03/28	0.00%	1D AONIA	Monthly	(6)
Amphastar Pharmaceuticals, Inc.	SG Americas Securities LLC	(2,057,798)	12/08/25	(0.15)%	1D OBFR01	Monthly	150,237
Amphenol Corp., Class A	SG Americas Securities LLC	(11,268,415)	12/08/25	(0.15)%	1D OBFR01	Monthly	(894,069)
Amprius Technologies, Inc.	BNP Paribas SA	(676,935)	04/16/26	(0.53)%	1D OBFR01	Monthly	108,986
Amprius Technologies, Inc.	SG Americas Securities LLC	(1,049,324)	12/08/25	(0.50)%	1D OBFR01	Monthly	87,302
Amrize Ltd.	Bank of America N.A.	(391,691)	02/15/28	0.00%	SSARON	Monthly	(78)
Amrize Ltd.	BNP Paribas SA	(179,704)	08/17/26	(0.26)%	SSARON	Monthly	(965)
Amrize Ltd.	Morgan Stanley & Co. International PLC	(1,568,922)	01/04/27	(0.26)%	SSARON	Monthly	14,784
Andlauer Healthcare Group, Inc.	Morgan Stanley & Co. International PLC	(189,923)	01/04/27	(1.50)%	CABROVER	Monthly	9
Angi, Inc., Class A	Morgan Stanley & Co. International PLC	(5,388,070)	01/04/27	(0.15)%	1D FEDL01	Monthly	109,222
Anheuser-Busch InBev SA/NV	BNP Paribas SA	(352,322)	04/12/27	0.00%	1D ESTR	Monthly	46,864
Annaly Capital Management, Inc.	Barclays Bank PLC	(34,655,989)	12/23/25	(0.15)%	1D OBFR01	Monthly	118,918
Anritsu Corp.	Citibank N.A.	(225,239)	02/26/26	(0.15)%	1D P TONA	Monthly	23,677
Ansell Ltd.	Barclays Bank PLC	(5,395,740)	05/12/27	(0.25)%	1D AONIA	Monthly	118,648
Ansell Ltd.	BNP Paribas SA	(11,748,091)	03/22/27	(0.25)%	1D AONIA	Monthly	102,833
Antero Midstream Corp.	Barclays Bank PLC	(5,211,020)	12/23/25	(0.15)%	1D OBFR01	Monthly	(354,883)
Anycolor, Inc.	Barclays Bank PLC	(8,095,756)	05/12/27	(4.80)%	1D P TONA	Monthly	(174,864)
Anycolor, Inc.	Morgan Stanley & Co. International PLC	(1,134,748)	01/06/27	(2.38)%	1D P TONA	Monthly	(24,510)
Anycolor, Inc.	UBS AG	(952,699)	04/03/28	0.00%	1D P TONA	Monthly	(884)
ANZ Group Holdings Ltd.	Barclays Bank PLC	(6,949,972)	05/12/27	(0.40)%	1D AONIA	Monthly	(122,160)
ANZ Group Holdings Ltd.	Barclays Bank PLC	(10,815,365)	09/09/27	(0.40)%	1D AONIA	Monthly	(65,216)
Aon PLC, Class A	Bank of America N.A.	(183,386)	02/15/28	(0.15)%	1D OBFR01	Monthly	(872)
Aoyama Trading Co. Ltd.	Bank of America N.A.	(1,886,830)	02/15/28	0.00%	1D P TONA	Monthly	(23,001)
Aoyama Trading Co. Ltd.	Barclays Bank PLC	(1,708,940)	05/12/27	(0.15)%	1D P TONA	Monthly	(70,434)
Aoyama Trading Co. Ltd.	Morgan Stanley & Co. International PLC	(731,362)	01/06/27	(0.25)%	1D P TONA	Monthly	(30,143)
Aoyama Trading Co. Ltd.	SG Americas Securities LLC	(412,210)	12/08/25	(0.25)%	1D P TONA	Monthly	(11,017)
Aozora Bank Ltd.	Barclays Bank PLC	(4,567,267)	05/12/27	(1.50)%	1D P TONA	Monthly	(101,166)
Aozora Bank Ltd.	BNP Paribas SA	(139,512)	03/24/27	(1.75)%	1D TONA	Monthly	(1,333)
Aozora Bank Ltd.	Morgan Stanley & Co. International PLC	(1,875,996)	01/06/27	(1.03)%	1D P TONA	Monthly	(41,554)
Aozora Bank Ltd.	UBS AG	(3,053,277)	04/03/28	0.00%	1D P TONA	Monthly	(29,180)
APA Corp.	SG Americas Securities LLC	(9,155,690)	12/08/25	(0.15)%	1D OBFR01	Monthly	540,409
APA Group	Bank of America N.A.	(405,915)	02/15/28	(0.30)%	1D AONIA	Monthly	(2,886)
APA Group	Barclays Bank PLC	(2,237,376)	05/12/27	(0.25)%	1D AONIA	Monthly	(21,341)
APA Group	Barclays Bank PLC	(3,161,933)	09/09/27	(0.25)%	1D AONIA	Monthly	(30,160)
APA Group	BNP Paribas SA	(6,653,311)	09/07/26	(0.25)%	1D AONIA	Monthly	(47,298)
APA Group	BNP Paribas SA	(1,713,004)	03/22/27	(0.25)%	1D AONIA	Monthly	(12,178)
APA Group	Morgan Stanley & Co. International PLC	(7,015,779)	01/06/27	(0.30)%	1D AONIA	Monthly	(66,921)
APA Group	Morgan Stanley & Co. International PLC	(8,498,089)	01/07/27	(0.30)%	1D AONIA	Monthly	(81,060)
Apollo Commercial Real Estate Finance, Inc.	Bank of America N.A.	(865,018)	02/15/28	(0.15)%	1D OBFR01	Monthly	21,055
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Apollo Commercial Real Estate Finance, Inc.	Barclays Bank PLC	$ (1,678,562)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ 20,680
Apollo Commercial Real Estate Finance, Inc.	BNP Paribas SA	(1,200,337)	04/16/26	(0.15)%	1D OBFR01	Monthly	29,217
Apollo Commercial Real Estate Finance, Inc.	Goldman Sachs Bank USA	(1,434,423)	08/19/26	(0.15)%	1D FEDL01	Monthly	34,915
Apollo Commercial Real Estate Finance, Inc.	UBS AG	(1,666,419)	04/21/28	0.00%	1D OBFR01	Monthly	40,562
Appfolio, Inc., Class A	Morgan Stanley & Co. International PLC	(13,829,418)	01/06/27	(0.15)%	1D FEDL01	Monthly	(643,594)
Appier Group, Inc.	Bank of America N.A.	(343,446)	02/15/28	(0.25)%	1D P TONA	Monthly	(10,447)
Appier Group, Inc.	Barclays Bank PLC	(10,726,395)	05/12/27	(0.20)%	1D P TONA	Monthly	(222,990)
Appier Group, Inc.	Citibank N.A.	(1,135,098)	02/26/26	(0.15)%	1D P TONA	Monthly	11,564
Applied Digital Corp.	Barclays Bank PLC	(3,783,849)	12/23/25	(1.00)%	1D OBFR01	Monthly	(756,770)
Applied Digital Corp.	BNP Paribas SA	(1,400,950)	04/16/26	(0.95)%	1D OBFR01	Monthly	(443,696)
Applied Digital Corp.	Citibank N.A.	(868,581)	06/25/26	(1.76)%	1D OBFR01	Monthly	(240,764)
Applied Digital Corp.	Morgan Stanley & Co. International PLC	(572,860)	01/04/27	(1.13)%	1D FEDL01	Monthly	(114,572)
Applied Digital Corp.	SG Americas Securities LLC	(1,913,150)	12/08/25	(1.47)%	1D OBFR01	Monthly	(779,184)
Applied Digital Corp.	UBS AG	(1,139,081)	04/21/28	0.00%	1D OBFR01	Monthly	(340,693)
Applied Optoelectronics, Inc.	Bank of America N.A.	(3,783,422)	02/15/28	(0.56)%	1D OBFR01	Monthly	824,227
Applied Optoelectronics, Inc.	Barclays Bank PLC	(3,934,529)	12/23/25	(0.50)%	1D OBFR01	Monthly	519,627
Applied Optoelectronics, Inc.	Morgan Stanley & Co. International PLC	(5,272,978)	01/04/27	(0.48)%	1D FEDL01	Monthly	696,393
Applied Optoelectronics, Inc.	SG Americas Securities LLC	(951,324)	12/08/25	(0.22)%	1D OBFR01	Monthly	139,691
Applied Optoelectronics, Inc.	UBS AG	(10,647)	04/21/28	0.00%	1D OBFR01	Monthly	1,407
AptarGroup, Inc.	Barclays Bank PLC	(2,577,281)	12/23/25	(0.15)%	1D OBFR01	Monthly	32,870
AptarGroup, Inc.	Goldman Sachs Bank USA	(4,467,248)	08/18/26	(0.15)%	1D FEDL01	Monthly	(86,354)
Arbor Realty Trust, Inc.	Barclays Bank PLC	(12,500,288)	12/23/25	(2.25)%	1D OBFR01	Monthly	697,986
Archer Aviation, Inc., Class A	UBS AG	(5,374,056)	04/18/28	0.00%	1D OBFR01	Monthly	884,688
Archer-Daniels-Midland Co.	Morgan Stanley & Co. International PLC	(21,300,324)	01/06/27	(0.15)%	1D FEDL01	Monthly	472,828
Arclands Corp.	Bank of America N.A.	(1,137,519)	02/15/28	(0.25)%	1D P TONA	Monthly	(19,415)
Arclands Corp.	Barclays Bank PLC	(5,910,260)	05/12/27	(0.20)%	1D P TONA	Monthly	(100,719)
Arclands Corp.	BNP Paribas SA	(1,353,322)	03/24/27	(0.25)%	1D TONA	Monthly	(22,991)
Arclands Corp.	Morgan Stanley & Co. International PLC	(165,094)	01/06/27	(0.25)%	1D P TONA	Monthly	(2,326)
Arclands Corp.	UBS AG	(497,294)	04/03/28	0.00%	1D P TONA	Monthly	(7,277)
ARE Holdings, Inc.	Citibank N.A.	(458,316)	02/26/26	(0.15)%	1D P TONA	Monthly	49,291
Argenx SE	UBS AG	(5,939,955)	04/18/28	0.00%	1D ESTR	Monthly	(682,979)
Ariake Japan Co. Ltd.	Bank of America N.A.	(256,538)	02/15/28	(0.25)%	1D P TONA	Monthly	(374)
Ariake Japan Co. Ltd.	Barclays Bank PLC	(1,243,289)	05/12/27	(0.20)%	1D P TONA	Monthly	7,450
Ariake Japan Co. Ltd.	BNP Paribas SA	(119,423)	03/24/27	(0.15)%	1D TONA	Monthly	(174)
Ariake Japan Co. Ltd.	Goldman Sachs Bank USA	(238,846)	08/19/26	(0.25)%	1D P TONA	Monthly	(348)
Aris Mining Corp.	BNP Paribas SA	(2,408,281)	05/18/26	(0.20)%	CABROVER	Monthly	22,253
Aris Mining Corp.	Morgan Stanley & Co. International PLC	(9,454,531)	01/04/27	(0.20)%	CABROVER	Monthly	376,720
Aris Mining Corp.	UBS AG	(586,692)	04/21/28	0.00%	1D CORRA	Monthly	5,421
Arko Corp.	Bank of America N.A.	(126,026)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,492
Arlo Technologies, Inc.	UBS AG	(762,164)	04/21/28	0.00%	1D OBFR01	Monthly	(1,391)
ARMOUR Residential REIT, Inc.	Bank of America N.A.	(9,630,845)	02/15/28	(1.81)%	1D OBFR01	Monthly	133,923
ARMOUR Residential REIT, Inc.	Barclays Bank PLC	(5,738,435)	12/23/25	(2.00)%	1D OBFR01	Monthly	127,322
ARMOUR Residential REIT, Inc.	BNP Paribas SA	(8,536,409)	04/16/26	(1.58)%	1D OBFR01	Monthly	112,506
ARMOUR Residential REIT, Inc.	Morgan Stanley & Co. International PLC	(27,166,518)	01/04/27	(1.63)%	1D FEDL01	Monthly	609,826
ARMOUR Residential REIT, Inc.	SG Americas Securities LLC	(2,426,896)	12/08/25	(1.00)%	1D OBFR01	Monthly	50,985
Armstrong World Industries, Inc.	Bank of America N.A.	(495,840)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11,842)
Array Technologies, Inc.	Barclays Bank PLC	(8,136,685)	12/23/25	(0.15)%	1D OBFR01	Monthly	645,403
Array Technologies, Inc.	SG Americas Securities LLC	(10,136,280)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,184,402
Arthur J Gallagher & Co.	Goldman Sachs Bank USA	(504,910)	08/18/26	(0.15)%	1D FEDL01	Monthly	34,108

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Arthur J Gallagher & Co.	Morgan Stanley & Co. International PLC	$ (13,089,988)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 1,026,062
Arthur J Gallagher & Co.	SG Americas Securities LLC	(42,552,819)	12/08/25	(0.05)%	1D OBFR01	Monthly	3,567,824
Arthur J Gallagher & Co.	UBS AG	(6,734,452)	04/18/28	0.00%	1D OBFR01	Monthly	474,413
Artience Co. Ltd.	Bank of America N.A.	(270,281)	02/15/28	(0.15)%	1D P TONA	Monthly	(773)
Artience Co. Ltd.	Citibank N.A.	(96,632)	02/26/26	(0.15)%	1D P TONA	Monthly	1,340
Artivion, Inc.	Goldman Sachs Bank USA	(1,282,377)	08/18/26	(0.15)%	1D FEDL01	Monthly	11,512
Artivion, Inc.	SG Americas Securities LLC	(7,758,068)	12/08/25	(0.14)%	1D OBFR01	Monthly	(30,665)
Aryzta AG	Goldman Sachs Bank USA	(3,355,448)	08/19/26	(0.26)%	SSARON	Monthly	160,036
Aryzta AG	Morgan Stanley & Co. International PLC	(1,251,966)	01/04/27	(0.26)%	SSARON	Monthly	45,393
Ashland, Inc.	SG Americas Securities LLC	(5,998,280)	12/08/25	(0.15)%	1D OBFR01	Monthly	267,850
Asics Corp.	Bank of America N.A.	(10,412,369)	02/15/28	0.00%	1D P TONA	Monthly	272,814
Asics Corp.	Bank of America N.A.	(8,162,929)	03/15/28	0.00%	1D P TONA	Monthly	219,141
Asics Corp.	Barclays Bank PLC	(1,916,561)	05/12/27	(0.15)%	1D P TONA	Monthly	(25,306)
Asics Corp.	Barclays Bank PLC	(2,533,759)	09/09/27	(0.15)%	1D P TONA	Monthly	(33,456)
Asics Corp.	Citibank N.A.	(1,463,478)	02/26/26	(0.15)%	1D P TONA	Monthly	55,272
Asics Corp.	Citibank N.A.	(2,521,513)	02/26/26	(0.15)%	1D P TONA	Monthly	(12,788)
Asics Corp.	SG Americas Securities LLC	(3,149,118)	12/08/25	(0.10)%	1D P TONA	Monthly	203,404
Asics Corp.	SG Americas Securities LLC	(2,762,076)	12/08/25	(0.06)%	1D P TONA	Monthly	178,405
ASM International NV	BNP Paribas SA	(1,552,131)	03/24/27	(0.26)%	1D ESTR	Monthly	71,401
Asmodee Group AB, Class B	Morgan Stanley & Co. International PLC	(5,360,935)	01/04/27	(0.26)%	1D STIBOR	Monthly	14,666
ASP Isotopes, Inc.	BNP Paribas SA	(123,920)	04/16/26	(2.95)%	1D OBFR01	Monthly	(18,533)
ASP Isotopes, Inc.	SG Americas Securities LLC	(1,084,347)	12/08/25	(3.00)%	1D OBFR01	Monthly	(218,114)
Aspen Insurance Holdings Ltd.	Morgan Stanley & Co. International PLC	(185,669)	01/04/27	(0.15)%	1D FEDL01	Monthly	1,847
Associated British Foods PLC	BNP Paribas SA	(2,202,036)	03/22/27	(0.25)%	1D SONIA	Monthly	(84,116)
Associated British Foods PLC	Citibank N.A.	(24,545,981)	07/06/26	(0.20)%	1D SONIA	Monthly	173,685
Associated British Foods PLC	UBS AG	(9,651,021)	04/18/28	0.00%	1D SONIA	Monthly	(390,018)
Assura PLC	UBS AG	(8,293,736)	04/24/28	0.00%	1D SONIA	Monthly	39,333
AST SpaceMobile, Inc., Class A	Morgan Stanley & Co. International PLC	(4,420,728)	01/06/27	(0.38)%	1D FEDL01	Monthly	212,748
Astera Labs, Inc.	Morgan Stanley & Co. International PLC	(1,144,263)	01/06/27	(0.15)%	1D FEDL01	Monthly	(119,669)
Aston Martin Lagonda Global Holdings PLC	Bank of America N.A.	(1,253,797)	02/15/28	(5.00)%	1D SONIA	Monthly	160,867
Aston Martin Lagonda Global Holdings PLC	Barclays Bank PLC	(29,675)	12/10/26	(1.14)%	1D SONIA	Monthly	2,081
Aston Martin Lagonda Global Holdings PLC	Goldman Sachs Bank USA	(617,355)	08/19/26	(5.00)%	1D SONIA	Monthly	79,209
Aston Martin Lagonda Global Holdings PLC	UBS AG	(106,598)	04/24/28	0.00%	1D SONIA	Monthly	13,677
Astrana Health, Inc.	SG Americas Securities LLC	(1,891,139)	12/08/25	(0.15)%	1D OBFR01	Monthly	47,143
Astrana Health, Inc.	UBS AG	(2,783,533)	04/21/28	0.00%	1D OBFR01	Monthly	71,606
Astronics Corp.	Morgan Stanley & Co. International PLC	(686,234)	01/04/27	(0.15)%	1D FEDL01	Monthly	(49,060)
Astronics Corp.	UBS AG	(931,303)	04/21/28	0.00%	1D OBFR01	Monthly	(21,904)
ATALAYA MINING COPPER SA	Bank of America N.A.	(142,519)	02/15/28	(0.25)%	1D SONIA	Monthly	6,570
ATI, Inc.	Goldman Sachs Bank USA	(2,384,422)	08/19/26	(0.15)%	1D FEDL01	Monthly	343,512
ATI, Inc.	SG Americas Securities LLC	(16,398,383)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,136,707
Atlanta Braves Holdings, Inc., Class C	SG Americas Securities LLC	(11,909,410)	12/08/25	(0.15)%	1D OBFR01	Monthly	329,202
Atlanta Braves Holdings, Inc., Class C	UBS AG	(9,667,813)	04/21/28	0.00%	1D OBFR01	Monthly	259,058
Atlantic Union Bankshares Corp.	Bank of America N.A.	(11,334,584)	02/15/28	(0.15)%	1D OBFR01	Monthly	163,028
Atlantic Union Bankshares Corp.	SG Americas Securities LLC	(36,181,173)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,615,842
Atlas Arteria Ltd.	Barclays Bank PLC	(5,081,796)	05/12/27	(0.25)%	1D AONIA	Monthly	(19,788)
Atlas Arteria Ltd.	BNP Paribas SA	(6,056,247)	03/22/27	(0.25)%	1D AONIA	Monthly	(132,367)
Atlas Energy Solutions, Inc.	Barclays Bank PLC	(1,185,412)	12/23/25	(0.88)%	1D OBFR01	Monthly	37,954
Atlas Energy Solutions, Inc.	BNP Paribas SA	(3,697,483)	04/16/26	(0.68)%	1D OBFR01	Monthly	96,938
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Atlas Energy Solutions, Inc.	UBS AG	$ (1,624,975)	04/21/28	0.00%	1D OBFR01	Monthly	$ 42,602
Atlassian Corp.	Bank of America N.A.	(228,060)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,431
Atmus Filtration Technologies, Inc.	Morgan Stanley & Co. International PLC	(5,230,757)	01/04/27	(0.15)%	1D FEDL01	Monthly	(80,536)
ATS Corp.	Goldman Sachs Bank USA	(428,203)	08/18/26	(0.15)%	1D CORRA	Monthly	(14,421)
ATS Corp.	Goldman Sachs Bank USA	(1,856,759)	08/18/26	(0.15)%	1D CORRA	Monthly	(62,531)
ATS Corp.	Morgan Stanley & Co. International PLC	(6,429,692)	01/04/27	(0.20)%	CABROVER	Monthly	1,529
ATS Corp.	Morgan Stanley & Co. International PLC	(992,550)	01/06/27	(0.20)%	CABROVER	Monthly	236
AUB Group Ltd.	BNP Paribas SA	(299,259)	03/22/27	(0.25)%	1D AONIA	Monthly	(386)
Auckland International Airport Ltd.	Barclays Bank PLC	(1,374,125)	05/13/27	(0.40)%	1M BBR	Monthly	12,656
Auckland International Airport Ltd.	Barclays Bank PLC	(539,820)	10/09/27	(0.40)%	1M BBR	Monthly	4,972
Auckland International Airport Ltd.	BNP Paribas SA	(773,912)	09/07/26	(0.25)%	1D NZOCO	Monthly	(9,889)
Auckland International Airport Ltd.	BNP Paribas SA	(1,466,892)	03/22/27	(0.25)%	1D NZOCO	Monthly	(18,743)
Auckland International Airport Ltd.	UBS AG	(174,708)	04/18/28	0.00%	1M BBR	Monthly	(2,232)
Auction Technology Group PLC	Bank of America N.A.	(746,420)	02/15/28	(0.25)%	1D SONIA	Monthly	(43,294)
Auction Technology Group PLC	BNP Paribas SA	(350,728)	03/17/27	(0.25)%	1D SONIA	Monthly	(20,343)
Auction Technology Group PLC	Goldman Sachs Bank USA	(781,302)	08/19/26	(0.25)%	1D SONIA	Monthly	(45,317)
Auction Technology Group PLC	UBS AG	(202,970)	04/24/28	0.00%	1D SONIA	Monthly	(11,773)
Aurora Innovation, Inc., Class A	SG Americas Securities LLC	(4,856,914)	12/08/25	(0.15)%	1D OBFR01	Monthly	(569,753)
Aurora Innovation, Inc., Class A	UBS AG	(1,525,451)	04/18/28	0.00%	1D OBFR01	Monthly	(5,269)
Austal Ltd.	Barclays Bank PLC	(3,861,921)	05/12/27	(0.25)%	1D AONIA	Monthly	(232,020)
Austal Ltd.	Morgan Stanley & Co. International PLC	(375,465)	01/06/27	(0.30)%	1D AONIA	Monthly	(22,558)
AustAsia Group Ltd.	Goldman Sachs Bank USA	(175)	08/19/26	(2.25)%	HONIA	Monthly	(4)
AustAsia Group Ltd.	Goldman Sachs Bank USA	0	08/19/26	(0.90)%	HONIA	Monthly	(21)
Auto Trader Group PLC	UBS AG	(13,483,561)	04/18/28	0.00%	1D SONIA	Monthly	(99,708)
Auto Trader Group PLC	UBS AG	(3,237,970)	09/03/29	0.00%	1D SONIA	Monthly	(23,835)
Autoneum Holding AG	BNP Paribas SA	(181)	03/17/27	(0.26)%	SSARON	Monthly	3
Autoneum Holding AG	Goldman Sachs Bank USA	(361)	08/19/26	(0.26)%	SSARON	Monthly	6
Avadel Pharmaceuticals PLC	Bank of America N.A.	(1,533,853)	02/15/28	(0.48)%	1D OBFR01	Monthly	(19,210)
Avadel Pharmaceuticals PLC	Barclays Bank PLC	(430,008)	12/23/25	(0.25)%	1D OBFR01	Monthly	27,570
Avadel Pharmaceuticals PLC	Goldman Sachs Bank USA	(567,142)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,103)
Avadel Pharmaceuticals PLC	SG Americas Securities LLC	(1,312,870)	12/08/25	(0.15)%	1D OBFR01	Monthly	(213,487)
Avadel Pharmaceuticals PLC	UBS AG	(149,603)	04/21/28	0.00%	1D OBFR01	Monthly	9,504
Avanos Medical, Inc.	SG Americas Securities LLC	(1,267,832)	12/08/25	(0.15)%	1D OBFR01	Monthly	119,277
Avanos Medical, Inc.	UBS AG	(1,492,203)	04/21/28	0.00%	1D OBFR01	Monthly	47,844
Avantor, Inc.	Bank of America N.A.	(3,156,361)	02/15/28	(0.15)%	1D OBFR01	Monthly	(152,648)
Avery Dennison Corp.	Morgan Stanley & Co. International PLC	(9,281,157)	01/06/27	(0.15)%	1D FEDL01	Monthly	710,123
Avis Budget Group, Inc.	BNP Paribas SA	(7,829,021)	04/16/26	(0.15)%	1D OBFR01	Monthly	867,056
Aviva PLC	Barclays Bank PLC	(6,144,941)	12/10/26	(0.25)%	1D SONIA	Monthly	(94,018)
Aviva PLC	BNP Paribas SA	(1,693,227)	08/17/26	(0.25)%	1D SONIA	Monthly	(21,221)
Awa Bank Ltd.	Citibank N.A.	(140,652)	02/26/26	(0.15)%	1D P TONA	Monthly	741
AXA SA	Bank of America N.A.	(17,463,010)	02/15/28	(0.26)%	1D ESTR	Monthly	(480,518)
AXA SA	Bank of America N.A.	(9,141,430)	02/15/28	(0.26)%	1D ESTR	Monthly	(234,648)
AXA SA	Barclays Bank PLC	(2,170,074)	12/10/26	0.00%	1D ESTR	Monthly	(54,878)
AXA SA	UBS AG	(26,948,508)	09/03/29	0.00%	1D ESTR	Monthly	(736,386)
Axogen, Inc.	SG Americas Securities LLC	(849,817)	12/08/25	(0.15)%	1D OBFR01	Monthly	12,711
Axos Financial, Inc.	Bank of America N.A.	(3,322,973)	02/15/28	(0.15)%	1D OBFR01	Monthly	(56,766)
Ayvens SA	UBS AG	(6,207,545)	04/24/28	0.00%	1D ESTR	Monthly	87,285
AZ-COM MARUWA Holdings, Inc.	Barclays Bank PLC	(4,266,171)	05/12/27	(0.20)%	1D P TONA	Monthly	(140,866)
AZ-COM MARUWA Holdings, Inc.	SG Americas Securities LLC	(185,292)	12/08/25	(0.25)%	1D P TONA	Monthly	(6,788)
Azelis Group NV	Bank of America N.A.	(5,095,346)	02/15/28	(0.26)%	1D ESTR	Monthly	41,556
Azelis Group NV	Goldman Sachs Bank USA	(515,275)	08/19/26	(0.26)%	1D ESTR	Monthly	2,101
Azelis Group NV	UBS AG	(5,432,900)	04/24/28	0.00%	1D ESTR	Monthly	87,784
Azimut Holding SpA	Bank of America N.A.	(13,283)	02/15/28	(0.26)%	1D ESTR	Monthly	(144)
Azimut Holding SpA	Barclays Bank PLC	(696,480)	12/10/26	(0.10)%	1D ESTR	Monthly	(2,032)
Azrieli Group Ltd.	Goldman Sachs Bank USA	(3,184,897)	08/19/26	(0.54)%	SHIR	Monthly	(36,594)
B&G Foods, Inc.	Bank of America N.A.	(288,089)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,412)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
B&G Foods, Inc.	Barclays Bank PLC	$ (2,724,899)	12/23/25	(0.39)%	1D OBFR01	Monthly	$ 264,087
B&G Foods, Inc.	SG Americas Securities LLC	(1,313,467)	12/08/25	(0.15)%	1D OBFR01	Monthly	37,350
B&M European Value Retail SA	BNP Paribas SA	(570,901)	03/22/27	(0.25)%	1D SONIA	Monthly	15,138
Bachem Holding AG	UBS AG	(3,543,088)	04/02/30	0.00%	SSARON	Monthly	(710,436)
Baker Hughes Co., Class A	BNP Paribas SA	(5,021,857)	04/16/26	(0.15)%	1D OBFR01	Monthly	64,240
Balchem Corp.	Bank of America N.A.	(1,450,054)	02/15/28	(0.15)%	1D OBFR01	Monthly	674
Baldwin Insurance Group, Inc., Class A	Bank of America N.A.	(2,489,439)	02/15/28	(0.15)%	1D OBFR01	Monthly	261,282
Baldwin Insurance Group, Inc., Class A	Barclays Bank PLC	(6,626,318)	12/23/25	(0.15)%	1D OBFR01	Monthly	645,565
Baldwin Insurance Group, Inc., Class A	Goldman Sachs Bank USA	(2,910,547)	08/19/26	(0.15)%	1D FEDL01	Monthly	305,480
Baldwin Insurance Group, Inc., Class A	SG Americas Securities LLC	(8,375,270)	12/08/25	(0.15)%	1D OBFR01	Monthly	662,263
Baldwin Insurance Group, Inc., Class A	UBS AG	(3,171,377)	04/21/28	0.00%	1D OBFR01	Monthly	323,682
Baloise Holding AG, Registered Shares	BNP Paribas SA	(4,303,472)	03/22/27	(0.26)%	SSARON	Monthly	10,834
Baloise Holding AG, Registered Shares	SG Americas Securities LLC	(5,002,308)	12/08/25	(0.26)%	SSARON	Monthly	10,807
Banco Comercial Portugues SA	Bank of America N.A.	(1,260,811)	02/15/28	(0.26)%	1D ESTR	Monthly	(116,672)
Banco Comercial Portugues SA	Barclays Bank PLC	(6,130,378)	08/17/26	(0.26)%	1D ESTR	Monthly	(278,905)
Banco Comercial Portugues SA	Barclays Bank PLC	(18,263)	12/10/26	(0.26)%	1D ESTR	Monthly	48
Banco Comercial Portugues SA	Morgan Stanley & Co. International PLC	(5,974,618)	01/06/27	(0.26)%	1D ESTR	Monthly	(169,364)
Banco Comercial Portugues SA	SG Americas Securities LLC	(248,546)	12/08/25	(0.26)%	1D ESTR	Monthly	(11,666)
Banco Santander SA	UBS AG	(628,686)	09/03/29	0.00%	1D ESTR	Monthly	554
Bancorp, Inc.	Goldman Sachs Bank USA	(12,975,127)	08/18/26	(0.15)%	1D FEDL01	Monthly	761,878
Bancorp, Inc.	SG Americas Securities LLC	(14,472,862)	12/08/25	(0.15)%	1D OBFR01	Monthly	207,797
Bank First Corp.	Bank of America N.A.	(252,474)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,249
Bank First Corp.	BNP Paribas SA	(254,126)	04/16/26	(0.15)%	1D OBFR01	Monthly	8,525
Bank First Corp.	Morgan Stanley & Co. International PLC	(107,169)	01/04/27	(0.15)%	1D FEDL01	Monthly	6,291
Bank First Corp.	UBS AG	(615,592)	04/21/28	0.00%	1D OBFR01	Monthly	20,897
Bank of Montreal	Morgan Stanley & Co. International PLC	(2,096,946)	01/04/27	(0.20)%	CABROVER	Monthly	44,684
Bank of Nagoya Ltd.	Bank of America N.A.	(130,710)	02/15/28	(0.15)%	1D P TONA	Monthly	(3,146)
Bank of Nagoya Ltd.	Barclays Bank PLC	(132,845)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,011)
Bank of New York Mellon Corp.	SG Americas Securities LLC	(23,023,908)	12/08/25	(0.05)%	1D OBFR01	Monthly	(2,090,242)
Banner Corp.	UBS AG	(1,798,961)	04/21/28	0.00%	1D OBFR01	Monthly	64,089
Banque Cantonale Vaudoise, Registered Shares	Goldman Sachs Bank USA	(2,110,908)	08/19/26	(0.26)%	SSARON	Monthly	14,563
Banque Cantonale Vaudoise, Registered Shares	Goldman Sachs Bank USA	(3,387,241)	08/19/26	(0.26)%	SSARON	Monthly	23,368
Banque Cantonale Vaudoise, Registered Shares	Morgan Stanley & Co. International PLC	(1,455,406)	01/04/27	(0.26)%	SSARON	Monthly	36,279
Banque Cantonale Vaudoise, Registered Shares	Morgan Stanley & Co. International PLC	(2,634,518)	01/06/27	(0.26)%	SSARON	Monthly	65,671
Bapcor Ltd.	Barclays Bank PLC	(316,233)	05/12/27	(0.25)%	1D AONIA	Monthly	73,863
Bapcor Ltd.	BNP Paribas SA	(2,484,088)	03/22/27	(0.25)%	1D AONIA	Monthly	653,297
Barratt Redrow PLC	UBS AG	(10,385,236)	04/18/28	0.00%	1D SONIA	Monthly	121,639
Barratt Redrow PLC	UBS AG	(10,151,966)	09/03/29	0.00%	1D SONIA	Monthly	118,907
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	(4,484,841)	01/04/27	(0.20)%	CABROVER	Monthly	37,853
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	(9,961,252)	01/06/27	(0.20)%	CABROVER	Monthly	102,508
BASF SE	Morgan Stanley & Co. International PLC	(13,892,870)	01/06/27	(0.26)%	1D ESTR	Monthly	278,065
BASF SE	SG Americas Securities LLC	(37,700,696)	12/08/25	(0.26)%	1D ESTR	Monthly	(213,936)
BASF SE	SG Americas Securities LLC	(7,421,557)	12/08/25	(0.26)%	1D ESTR	Monthly	146,704
Bausch & Lomb Corp.	Barclays Bank PLC	(4,126,184)	12/23/25	(1.00)%	1D OBFR01	Monthly	181,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Bausch & Lomb Corp.	SG Americas Securities LLC	$ (1,298,514)	12/08/25	(1.50)%	1D OBFR01	Monthly	$ 34,318
Bausch & Lomb Corp.	UBS AG	(222,253)	04/21/28	0.00%	1D OBFR01	Monthly	1,297
BayCurrent, Inc.	Bank of America N.A.	(2,618,160)	02/15/28	(0.15)%	1D P TONA	Monthly	(189,680)
BayCurrent, Inc.	Barclays Bank PLC	(2,916,627)	05/12/27	(0.15)%	1D P TONA	Monthly	(132,378)
Bayerische Motoren Werke AG	Bank of America N.A.	(40,264)	02/15/28	(0.26)%	1D ESTR	Monthly	223
Bayerische Motoren Werke AG	Bank of America N.A.	(643,952)	02/15/28	(0.26)%	1D ESTR	Monthly	14,315
Bayerische Motoren Werke AG	BNP Paribas SA	(5,972,088)	08/17/26	(0.26)%	1D ESTR	Monthly	136,793
Bayerische Motoren Werke AG	BNP Paribas SA	(19,203)	03/24/27	(0.26)%	1D ESTR	Monthly	1,193
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	(592,508)	01/04/27	(0.26)%	1D ESTR	Monthly	20,134
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	(5,273,163)	01/04/27	(0.26)%	1D ESTR	Monthly	3,394
Bayerische Motoren Werke AG	SG Americas Securities LLC	(10,989,234)	12/08/25	(0.26)%	1D ESTR	Monthly	(341,107)
Bayerische Motoren Werke AG	UBS AG	(7,015,073)	04/18/28	0.00%	1D ESTR	Monthly	174,164
Bayerische Motoren Werke AG	UBS AG	(11,207,946)	04/24/28	0.00%	1D ESTR	Monthly	221,577
Beach Energy Ltd.	BNP Paribas SA	(772,591)	03/22/27	(0.25)%	1D AONIA	Monthly	56,338
Bechtle AG	Barclays Bank PLC	(3,664,994)	12/10/26	(0.26)%	1D ESTR	Monthly	46,286
Bechtle AG	SG Americas Securities LLC	(7,772,597)	12/08/25	(0.26)%	1D ESTR	Monthly	208,133
Becton Dickinson & Co.	Barclays Bank PLC	(12,798,372)	12/23/25	(0.15)%	1D OBFR01	Monthly	218,913
Becton Dickinson & Co.	SG Americas Securities LLC	(21,225,662)	12/08/25	(0.15)%	1D OBFR01	Monthly	446,703
Beijer Ref AB, Class B	Morgan Stanley & Co. International PLC	(1,426,446)	01/08/27	(0.26)%	1D STIBOR	Monthly	(33,594)
Beijer Ref AB, Class B	SG Americas Securities LLC	(5,254,091)	12/08/25	(0.26)%	1D STIBOR	Monthly	(322,918)
Beijer Ref AB, Class B	SG Americas Securities LLC	(2,177,072)	12/08/25	(0.26)%	1D STIBOR	Monthly	(134,164)
Beijer Ref AB, Class B	UBS AG	(290,846)	09/03/29	0.00%	TN STIBOR	Monthly	(11,654)
Bekaert SA	Bank of America N.A.	(6,439,081)	02/15/28	(0.26)%	1D ESTR	Monthly	143,680
Bekaert SA	Goldman Sachs Bank USA	(79,738)	08/19/26	(0.26)%	1D ESTR	Monthly	1,853
Bel Fuse, Inc., Class B	Barclays Bank PLC	(2,042,832)	12/23/25	(0.15)%	1D OBFR01	Monthly	(463,299)
Bellevue Gold Ltd.	Bank of America N.A.	(356,813)	02/15/28	(0.30)%	1D AONIA	Monthly	47,398
Bellevue Gold Ltd.	Barclays Bank PLC	(2,708,363)	05/12/27	(0.25)%	1D AONIA	Monthly	372,400
Bendigo & Adelaide Bank Ltd.	Barclays Bank PLC	(9,746,376)	05/12/27	(0.25)%	1D AONIA	Monthly	28,326
Bendigo & Adelaide Bank Ltd.	BNP Paribas SA	(6,046,179)	03/22/27	(0.25)%	1D AONIA	Monthly	232,463
Bentley Systems, Inc., Class B	Morgan Stanley & Co. International PLC	(16,854,012)	01/06/27	(0.15)%	1D FEDL01	Monthly	60,685
Berkeley Group Holdings PLC	Citibank N.A.	(4,000,259)	06/25/26	(0.25)%	1D SONIA	Monthly	6,572
Berkshire Hathaway, Inc., Class B	Bank of America N.A.	(2,087,377)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,770)
Berkshire Hathaway, Inc., Class B	UBS AG	(26,140,638)	04/18/28	0.00%	1D OBFR01	Monthly	(97,305)
Berkshire Hills Bancorp, Inc.	UBS AG	(1,205,489)	04/21/28	0.00%	1D OBFR01	Monthly	55,614
BHP Group Ltd.	Barclays Bank PLC	(1,506,941)	05/12/27	0.00%	1D AONIA	Monthly	(2,462)
BHP Group Ltd.	Barclays Bank PLC	(429,949)	09/09/27	0.00%	1D AONIA	Monthly	(702)
BHP Group Ltd.	BNP Paribas SA	(2,639,295)	09/07/26	0.00%	1D AONIA	Monthly	38,387
BHP Group Ltd.	BNP Paribas SA	(9,919,181)	03/22/27	(0.25)%	1D AONIA	Monthly	150,792
Big Shopping Centers Ltd.	Barclays Bank PLC	(577,701)	04/06/26	(1.50)%	SHIR	Monthly	31,248
Big Shopping Centers Ltd.	BNP Paribas SA	(176,520)	06/17/27	(1.75)%	SHIR	Monthly	9,670
Big Shopping Centers Ltd.	Goldman Sachs Bank USA	(163,624)	08/19/26	(1.26)%	SHIR	Monthly	8,963
Big Shopping Centers Ltd.	Morgan Stanley & Co. International PLC	(1,504,158)	05/23/27	(0.75)%	SHIR	Monthly	81,359
Big Shopping Centers Ltd.	SG Americas Securities LLC	(3,185,542)	12/08/25	(1.21)%	SHIR	Monthly	113,477
Bilfinger SE	Morgan Stanley & Co. International PLC	(556,855)	01/04/27	(0.26)%	1D ESTR	Monthly	(6,462)
Bill Holdings, Inc.	Goldman Sachs Bank USA	(2,550,109)	08/19/26	(0.15)%	1D FEDL01	Monthly	145,881
Bill Holdings, Inc.	SG Americas Securities LLC	(1,454,074)	12/08/25	(0.15)%	1D OBFR01	Monthly	132,880
Billerud Aktiebolag	Bank of America N.A.	(524,747)	02/15/28	(0.26)%	1D STIBOR	Monthly	6,804
Biocartis Group NV	Goldman Sachs Bank USA	(10)	08/19/26	(14.14)%	1D ESTR	Monthly	10
Biomerieux	Bank of America N.A.	(68,753)	02/15/28	0.00%	1D ESTR	Monthly	216
Bio-Techne Corp.	BNP Paribas SA	(270,588)	04/16/26	(0.15)%	1D OBFR01	Monthly	14,671
BJ’s Restaurants, Inc.	Goldman Sachs Bank USA	(4,303,242)	08/18/26	(0.15)%	1D FEDL01	Monthly	462,842
BJ’s Restaurants, Inc.	SG Americas Securities LLC	(3,081,996)	12/08/25	(0.15)%	1D OBFR01	Monthly	580,851
BKW AG	Bank of America N.A.	(493,513)	02/15/28	(0.26)%	SSARON	Monthly	(9,297)
BKW AG	Morgan Stanley & Co. International PLC	(2,401,484)	01/04/27	(0.26)%	SSARON	Monthly	28,096

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
BKW AG	SG Americas Securities LLC	$ (10,297,289)	12/08/25	(0.26)%	SSARON	Monthly	$ (410,639)
Blackbaud, Inc.	BNP Paribas SA	(1,467,177)	04/16/26	(0.15)%	1D OBFR01	Monthly	(106,339)
Blackbaud, Inc.	SG Americas Securities LLC	(9,116,976)	12/08/25	(0.15)%	1D OBFR01	Monthly	(196,153)
BlackBerry Ltd.	Morgan Stanley & Co. International PLC	(3,988,429)	01/04/27	(0.16)%	CABROVER	Monthly	214,591
BlackBerry Ltd.	SG Americas Securities LLC	(3,279,565)	12/08/25	(0.20)%	CABROVER	Monthly	390,829
BlackLine, Inc.	SG Americas Securities LLC	(7,752,430)	12/08/25	(0.14)%	1D OBFR01	Monthly	444,105
BlackSky Technology, Inc., Class A	Morgan Stanley & Co. International PLC	(165,672)	01/04/27	(0.15)%	1D FEDL01	Monthly	7,403
Blackstone Mortgage Trust, Inc., Class A	Bank of America N.A.	(11,473,952)	02/15/28	(0.49)%	1D OBFR01	Monthly	699,631
Blackstone Mortgage Trust, Inc., Class A	Barclays Bank PLC	(9,683,349)	12/23/25	(0.38)%	1D OBFR01	Monthly	473,452
Blackstone Mortgage Trust, Inc., Class A	Morgan Stanley & Co. International PLC	(3,976,143)	01/04/27	(0.15)%	1D FEDL01	Monthly	195,726
Blackstone Mortgage Trust, Inc., Class A	SG Americas Securities LLC	(12,157,269)	12/08/25	(0.15)%	1D OBFR01	Monthly	752,004
Bloom Energy Corp., Class A	SG Americas Securities LLC	(5,045,361)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,699,791)
Bloomin’ Brands, Inc.	BNP Paribas SA	(3,135,371)	04/16/26	(0.15)%	1D OBFR01	Monthly	93,023
Bloomin’ Brands, Inc.	SG Americas Securities LLC	(2,801,533)	12/08/25	(0.15)%	1D OBFR01	Monthly	218,338
Blue Bird Corp.	Morgan Stanley & Co. International PLC	(5,386,556)	01/04/27	(0.15)%	1D FEDL01	Monthly	(102,951)
Blue Bird Corp.	SG Americas Securities LLC	(8,703,531)	12/08/25	(0.15)%	1D OBFR01	Monthly	78,948
BLUENORD ASA	Barclays Bank PLC	(131,894)	12/11/26	(1.06)%	NOWA	Monthly	3,987
BLUENORD ASA	SG Americas Securities LLC	(294,888)	12/08/25	(1.15)%	NOWA	Monthly	14,963
BlueScope Steel Ltd.	Barclays Bank PLC	(3,308,350)	09/09/27	(0.25)%	1D AONIA	Monthly	202,704
BlueScope Steel Ltd.	BNP Paribas SA	(4,575,584)	09/07/26	(0.25)%	1D AONIA	Monthly	102,344
BOC Hong Kong Holdings Ltd.	BNP Paribas SA	(12,106,146)	12/15/25	(0.30)%	HONIA	Monthly	588,644
BOC Hong Kong Holdings Ltd.	BNP Paribas SA	(1,198,815)	09/09/26	(0.30)%	HONIA	Monthly	58,291
BOC Hong Kong Holdings Ltd.	Citibank N.A.	(1,798,043)	02/25/26	(0.05)%	HONIA	Monthly	62,560
Bodycote PLC	Barclays Bank PLC	(2,618,031)	12/10/26	(0.25)%	1D SONIA	Monthly	(220,771)
Bodycote PLC	SG Americas Securities LLC	(286,973)	12/08/25	(0.25)%	1D SONIA	Monthly	(11,488)
Boeing Co.	BNP Paribas SA	(38,967,290)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,382,492
Boot Barn Holdings, Inc.	SG Americas Securities LLC	(11,919,350)	12/08/25	(0.15)%	1D OBFR01	Monthly	(287,269)
Boralex, Inc., Class A	Morgan Stanley & Co. International PLC	(36,421,223)	01/04/27	(0.20)%	CABROVER	Monthly	1,367,460
Boss Energy Ltd.	Bank of America N.A.	(4,096,660)	02/15/28	(0.30)%	1D AONIA	Monthly	2,189,617
Boss Energy Ltd.	Barclays Bank PLC	(7,572,835)	05/12/27	(0.25)%	1D AONIA	Monthly	4,237,901
Bossard Holding AG, Class A	Barclays Bank PLC	(692,218)	12/10/26	(0.26)%	SSARON	Monthly	15,931
Bossard Holding AG, Class A	BNP Paribas SA	(1,159,302)	03/17/27	(0.26)%	SSARON	Monthly	48,123
Boston Omaha Corp., Class A	Bank of America N.A.	(1,842,377)	02/15/28	(0.15)%	1D OBFR01	Monthly	27,246
Boston Omaha Corp., Class A	BNP Paribas SA	(1,990,657)	04/16/26	(0.15)%	1D OBFR01	Monthly	30,481
Boston Omaha Corp., Class A	Goldman Sachs Bank USA	(377,436)	08/19/26	(0.15)%	1D FEDL01	Monthly	5,530
Boston Omaha Corp., Class A	UBS AG	(1,344,452)	04/21/28	0.00%	1D OBFR01	Monthly	17,596
Boston Scientific Corp.	Morgan Stanley & Co. International PLC	(25,473)	01/06/27	(0.15)%	1D FEDL01	Monthly	292
Boyd Gaming Corp.	BNP Paribas SA	(16,037,095)	04/16/26	(0.15)%	1D OBFR01	Monthly	(643,463)
Boyd Group Services, Inc.	Goldman Sachs Bank USA	(73,293)	08/18/26	(0.20)%	1D CORRA	Monthly	5,931
Boyd Group Services, Inc.	Morgan Stanley & Co. International PLC	(1,702,074)	01/04/27	(0.20)%	CABROVER	Monthly	157,330
BP PLC	Citibank N.A.	(573,130)	06/25/26	(0.25)%	1D SONIA	Monthly	(490)
Brambles Ltd.	Barclays Bank PLC	(1,946,188)	09/09/27	(0.25)%	1D AONIA	Monthly	(29,612)
Brambles Ltd.	BNP Paribas SA	(13,229,621)	09/07/26	(0.25)%	1D AONIA	Monthly	(144,264)
Brambles Ltd.	BNP Paribas SA	(3,864,711)	03/22/27	(0.25)%	1D AONIA	Monthly	(40,609)
Braze, Inc.	Bank of America N.A.	(1,318,450)	02/15/28	(0.15)%	1D OBFR01	Monthly	40,667
Bread Financial Holdings, Inc.	UBS AG	(1,363,756)	04/21/28	0.00%	1D OBFR01	Monthly	(27,693)
Brenntag SE	UBS AG	(2,551,250)	04/18/28	0.00%	1D ESTR	Monthly	100,830
Brickworks Ltd.	Bank of America N.A.	(1,678,596)	02/15/28	(0.30)%	1D AONIA	Monthly	33,806
Brickworks Ltd.	Barclays Bank PLC	(5,366,792)	05/12/27	(0.25)%	1D AONIA	Monthly	37,095
Brickworks Ltd.	BNP Paribas SA	(62,502)	03/22/27	(0.75)%	1D AONIA	Monthly	256
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Brickworks Ltd.	Morgan Stanley & Co. International PLC	$ (419,415)	01/06/27	(0.30)%	1D AONIA	Monthly	$ 1,717
Brightspire Capital, Inc., Class A	Barclays Bank PLC	(4,012,553)	12/23/25	(0.15)%	1D OBFR01	Monthly	(179,641)
Brightstar Lottery PLC	SG Americas Securities LLC	(2,085,500)	12/08/25	(0.15)%	1D OBFR01	Monthly	264,335
BrightView Holdings, Inc.	BNP Paribas SA	(1,698,278)	04/16/26	(0.15)%	1D OBFR01	Monthly	(66,382)
BrightView Holdings, Inc.	UBS AG	(3,358,749)	04/21/28	0.00%	1D OBFR01	Monthly	(131,287)
Bristow Group, Inc.	SG Americas Securities LLC	(172,877)	12/08/25	(0.15)%	1D OBFR01	Monthly	8,081
Bristow Group, Inc.	UBS AG	(740,421)	04/21/28	0.00%	1D OBFR01	Monthly	28,521
British American Tobacco PLC	Barclays Bank PLC	(13,367,232)	08/17/26	(0.25)%	1D SONIA	Monthly	(511,385)
British Land Co. PLC	UBS AG	(219,065)	09/03/29	0.00%	1D SONIA	Monthly	956
Brixmor Property Group, Inc.	Bank of America N.A.	(717,002)	02/15/28	(0.15)%	1D OBFR01	Monthly	(19,890)
Brixmor Property Group, Inc.	Morgan Stanley & Co. International PLC	(2,313,778)	01/06/27	(0.15)%	1D FEDL01	Monthly	(18,795)
Broadridge Financial Solutions, Inc.	UBS AG	(2,503,946)	04/18/28	0.00%	1D OBFR01	Monthly	25,380
Brookfield Asset Management Ltd., Class A	Morgan Stanley & Co. International PLC	(1,532,648)	01/04/27	(0.20)%	CABROVER	Monthly	12,783
Brookfield Wealth Solutions Ltd.	BNP Paribas SA	(3,234,825)	05/18/26	(1.09)%	CABROVER	Monthly	(166,563)
Brookfield Wealth Solutions Ltd.	Citibank N.A.	(696,471)	02/24/28	(1.31)%	1D CORRA	Monthly	9,665
Brookfield Wealth Solutions Ltd.	SG Americas Securities LLC	(3,268,520)	12/08/25	(1.35)%	CABROVER	Monthly	3,517
Brookfield Wealth Solutions Ltd.	UBS AG	(2,187,912)	04/21/28	0.00%	1D CORRA	Monthly	(133,837)
Brown & Brown, Inc.	Barclays Bank PLC	(19,514,585)	12/23/25	(0.15)%	1D OBFR01	Monthly	2,243,919
Brown & Brown, Inc.	SG Americas Securities LLC	(15,656,517)	12/08/25	(0.15)%	1D OBFR01	Monthly	806,517
BRP, Inc.	Goldman Sachs Bank USA	(807,694)	08/18/26	(0.15)%	1D CORRA	Monthly	(44,392)
BRP, Inc.	Morgan Stanley & Co. International PLC	(3,946,752)	01/04/27	(0.20)%	CABROVER	Monthly	(112,996)
BT Group PLC	Bank of America N.A.	(4,093,104)	02/15/28	(0.25)%	1D SONIA	Monthly	(255,383)
BT Group PLC	Morgan Stanley & Co. International PLC	(444,154)	01/04/27	(0.25)%	1D SONIA	Monthly	19,314
BT Group PLC	SG Americas Securities LLC	(15,260,137)	12/08/25	(0.25)%	1D SONIA	Monthly	(884,232)
BT Group PLC	SG Americas Securities LLC	(22,262,792)	12/08/25	(0.25)%	1D SONIA	Monthly	(1,308,120)
BT Group PLC	UBS AG	(6,539,948)	09/03/29	0.00%	1D SONIA	Monthly	(397,213)
Bucher Industries AG, Registered Shares	Barclays Bank PLC	(1,864,809)	12/10/26	(0.26)%	SSARON	Monthly	78,764
Bucher Industries AG, Registered Shares	BNP Paribas SA	(6,930,370)	03/17/27	(0.26)%	SSARON	Monthly	244,746
Bufab AB	Morgan Stanley & Co. International PLC	(1,388,170)	01/04/27	(0.26)%	1D STIBOR	Monthly	(57,503)
Builders FirstSource, Inc.	Morgan Stanley & Co. International PLC	(4,628,504)	01/06/27	(0.15)%	1D FEDL01	Monthly	130,899
Bumble, Inc., Class A	Barclays Bank PLC	(13,147,885)	12/23/25	(0.15)%	1D OBFR01	Monthly	(153,876)
Bumble, Inc., Class A	SG Americas Securities LLC	(1,512,912)	12/08/25	(0.15)%	1D OBFR01	Monthly	(273,197)
Bunge Global SA	Morgan Stanley & Co. International PLC	(23,986,398)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,293,136)
Bunka Shutter Co. Ltd.	Barclays Bank PLC	(88,372)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,721)
Bunka Shutter Co. Ltd.	BNP Paribas SA	(68,435)	03/24/27	(0.25)%	1D TONA	Monthly	(4,347)
Bunzl PLC	UBS AG	(1,187,144)	09/03/29	0.00%	1D SONIA	Monthly	26,250
Burford Capital Ltd.	BNP Paribas SA	(6,639,349)	04/16/26	(0.15)%	1D OBFR01	Monthly	501,534
Burford Capital Ltd.	SG Americas Securities LLC	(3,357,832)	12/08/25	(0.15)%	1D OBFR01	Monthly	398,426
Burlington Stores, Inc.	SG Americas Securities LLC	(22,886,709)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,044,365)
Burlington Stores, Inc.	UBS AG	(4,714,321)	04/18/28	0.00%	1D OBFR01	Monthly	(359,186)
Business First Bancshares, Inc.	Bank of America N.A.	(141,172)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,740
Business First Bancshares, Inc.	Barclays Bank PLC	(4,338)	12/23/25	(0.15)%	1D OBFR01	Monthly	395
Business First Bancshares, Inc.	Morgan Stanley & Co. International PLC	(284,686)	01/04/27	(0.15)%	1D FEDL01	Monthly	25,930
Business First Bancshares, Inc.	SG Americas Securities LLC	(532,871)	12/08/25	(0.15)%	1D OBFR01	Monthly	47,421
BWX Technologies, Inc.	Bank of America N.A.	(4,663,664)	02/15/28	(0.15)%	1D OBFR01	Monthly	(186,398)
BWX Technologies, Inc.	UBS AG	(9,348,072)	04/18/28	0.00%	1D OBFR01	Monthly	(485,749)
BXP, Inc.	Barclays Bank PLC	(38,636,185)	12/23/25	(0.15)%	1D OBFR01	Monthly	3,075,569
C Uyemura & Co. Ltd.	Bank of America N.A.	(270,889)	02/15/28	(0.25)%	1D P TONA	Monthly	(4,521)
C Uyemura & Co. Ltd.	Goldman Sachs Bank USA	(283,488)	08/19/26	(0.25)%	1D P TONA	Monthly	(4,731)
C&C Group PLC	Bank of America N.A.	(375,030)	02/15/28	(0.25)%	1D SONIA	Monthly	(17,268)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
C&C Group PLC	Goldman Sachs Bank USA	$ (929,589)	08/19/26	(0.25)%	1D SONIA	Monthly	$ (42,803)
C3.ai, Inc.	Morgan Stanley & Co. International PLC	(587,139)	01/04/27	(0.15)%	1D FEDL01	Monthly	19,555
Cactus, Inc., Class A	Morgan Stanley & Co. International PLC	(7,055,306)	01/04/27	(0.15)%	1D FEDL01	Monthly	336,648
Cadeler A/S	Bank of America N.A.	(468,772)	02/15/28	0.00%	NOWA	Monthly	(652)
Cadeler A/S	Barclays Bank PLC	(304,748)	12/11/26	(1.40)%	NOWA	Monthly	(1,269)
Cadeler A/S	Morgan Stanley & Co. International PLC	(706,230)	01/04/27	(0.26)%	NOWA	Monthly	(2,940)
Cadence Design Systems, Inc.	Barclays Bank PLC	(11,433,707)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,275,203)
Cadre Holdings, Inc.	BNP Paribas SA	(809,259)	04/16/26	(0.15)%	1D OBFR01	Monthly	(28,106)
Cadre Holdings, Inc.	Goldman Sachs Bank USA	(1,366,194)	08/18/26	(0.15)%	1D FEDL01	Monthly	(47,449)
Cadre Holdings, Inc.	UBS AG	(1,770,328)	04/21/28	0.00%	1D OBFR01	Monthly	(61,485)
CaixaBank SA	Morgan Stanley & Co. International PLC	(3,885,198)	01/04/27	(0.26)%	1D ESTR	Monthly	(368,513)
CaixaBank SA	SG Americas Securities LLC	(33,280,567)	12/08/25	0.10%	1D ESTR	Monthly	(2,821,075)
Caleres, Inc.	SG Americas Securities LLC	(3,615,316)	12/08/25	(0.13)%	1D OBFR01	Monthly	26,417
Caleres, Inc.	UBS AG	(6,125,135)	04/21/28	0.00%	1D OBFR01	Monthly	(155,530)
California Resources Corp.	UBS AG	(1,495,650)	04/21/28	0.00%	1D OBFR01	Monthly	28,473
California Water Service Group	UBS AG	(3,115,557)	04/21/28	0.00%	1D OBFR01	Monthly	(35,605)
Calumet, Inc.	BNP Paribas SA	(1,050,274)	04/16/26	(0.15)%	1D OBFR01	Monthly	15,911
Camden National Corp.	Bank of America N.A.	(398,123)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,388
Camden National Corp.	UBS AG	(463,091)	04/21/28	0.00%	1D OBFR01	Monthly	40,287
Cameco Corp.	Goldman Sachs Bank USA	(7,997,684)	08/18/26	(0.15)%	1D CORRA	Monthly	(3,076)
Cameco Corp.	Morgan Stanley & Co. International PLC	(1,991,478)	01/04/27	(0.20)%	CABROVER	Monthly	37,011
Cameco Corp.	Morgan Stanley & Co. International PLC	(2,224,292)	01/06/27	(0.20)%	CABROVER	Monthly	77,472
Canadian Apartment Properties REIT	Morgan Stanley & Co. International PLC	(789,648)	01/06/27	(0.38)%	CABROVER	Monthly	25,556
Canadian Imperial Bank of Commerce	Morgan Stanley & Co. International PLC	(20,458,560)	01/04/27	(0.20)%	CABROVER	Monthly	404,771
Canadian Imperial Bank of Commerce	Morgan Stanley & Co. International PLC	(6,071,739)	01/06/27	(0.20)%	CABROVER	Monthly	131,368
Canadian Utilities Ltd.	Morgan Stanley & Co. International PLC	(9,473,797)	01/06/27	(0.20)%	CABROVER	Monthly	113,497
Canfor Corp.	SG Americas Securities LLC	(1,646,269)	12/08/25	(0.20)%	CABROVER	Monthly	100,240
Capital One Financial Corp.	BNP Paribas SA	(689,374)	04/16/26	0.05%	1D OBFR01	Monthly	729
Capital Power Corp.	Morgan Stanley & Co. International PLC	(1,382,982)	01/06/27	(0.20)%	CABROVER	Monthly	30,409
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	(1,154,472)	02/22/27	(0.30)%	SORA	Monthly	19,519
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	(9,865,476)	09/09/27	(0.30)%	SORA	Monthly	166,797
CapitaLand Integrated Commercial Trust	Goldman Sachs Bank USA	(17,199)	08/19/26	(0.30)%	SORA	Monthly	215
CapitaLand Integrated Commercial Trust	Goldman Sachs Bank USA	(70,179)	08/19/26	(0.30)%	SORA	Monthly	876
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(5,544)	01/06/27	(0.30)%	SORA	Monthly	94
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(10,425)	01/07/27	(0.30)%	SORA	Monthly	176
CapitaLand Investment Ltd./Singapore	Barclays Bank PLC	(1,240,831)	02/22/27	(0.30)%	SORA	Monthly	12,148
CapitaLand Investment Ltd./Singapore	Barclays Bank PLC	(3,875,725)	09/09/27	(0.30)%	SORA	Monthly	38,034
CapitaLand Investment Ltd./Singapore	Goldman Sachs Bank USA	(1,029,399)	08/19/26	(0.30)%	SORA	Monthly	(9,518)
CapitaLand Investment Ltd./Singapore	Goldman Sachs Bank USA	(10,575,927)	08/19/26	(0.30)%	SORA	Monthly	(97,789)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CapitaLand Investment Ltd./Singapore	Morgan Stanley & Co. International PLC	$ (2,323,926)	01/06/27	(0.32)%	SORA	Monthly	$ 20,545
CapitaLand Investment Ltd./Singapore	Morgan Stanley & Co. International PLC	(634,110)	01/07/27	(0.30)%	SORA	Monthly	5,606
Capri Holdings Ltd.	Morgan Stanley & Co. International PLC	(9,020,555)	01/04/27	(0.15)%	1D FEDL01	Monthly	618,922
Capstone Copper Corp	Bank of America N.A.	(4,810,427)	02/15/28	(0.20)%	CABROVER	Monthly	55,081
CAR Group Ltd.	Barclays Bank PLC	(1,935,043)	09/09/27	(0.25)%	1D AONIA	Monthly	(54,835)
CAR Group Ltd.	BNP Paribas SA	(387,128)	09/07/26	(0.25)%	1D AONIA	Monthly	(5,517)
CAR Group Ltd.	BNP Paribas SA	(269,822)	03/22/27	0.00%	1D AONIA	Monthly	2,111
CareTrust REIT, Inc.	SG Americas Securities LLC	(8,631,904)	12/08/25	(0.15)%	1D OBFR01	Monthly	(277,502)
Carnival Corp.	Citibank N.A.	(736,387)	02/24/28	(0.15)%	1D OBFR01	Monthly	1,068
Carrier Global Corp.	SG Americas Securities LLC	(12,979,795)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,088,293
Cascades, Inc.	BNP Paribas SA	(192,458)	05/18/26	(0.20)%	CABROVER	Monthly	3,966
Cascades, Inc.	Morgan Stanley & Co. International PLC	(5,639,375)	01/04/27	(0.20)%	CABROVER	Monthly	130,398
Castellum AB	Morgan Stanley & Co. International PLC	(626,911)	01/04/27	(0.26)%	1D STIBOR	Monthly	27,248
Castellum AB	Morgan Stanley & Co. International PLC	(15,671,010)	01/08/27	(0.26)%	1D STIBOR	Monthly	681,117
Castellum AB	SG Americas Securities LLC	(15,766,112)	12/08/25	(0.26)%	1D STIBOR	Monthly	776,561
Castellum AB	UBS AG	(3,102,345)	09/03/29	0.00%	TN STIBOR	Monthly	153,821
Catena AB	Bank of America N.A.	(43,422)	02/15/28	(0.26)%	1D STIBOR	Monthly	2,269
Catena AB	BNP Paribas SA	(2,759,490)	11/17/25	(0.25)%	1D STIBOR	Monthly	144,175
Caterpillar, Inc.	BNP Paribas SA	(4,201,013)	04/16/26	(0.15)%	1D OBFR01	Monthly	(59,170)
Cathay General Bancorp	SG Americas Securities LLC	(4,243,312)	12/08/25	(0.15)%	1D OBFR01	Monthly	107,355
Cava Group, Inc.	Barclays Bank PLC	(16,954,479)	12/23/25	(0.15)%	1D OBFR01	Monthly	354,209
CBIZ, Inc.	SG Americas Securities LLC	(44,827,105)	12/08/25	(0.15)%	1D OBFR01	Monthly	7,238,366
CCC Intelligent Solutions Holdings, Inc.	Bank of America N.A.	(662,837)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,356
CCC Intelligent Solutions Holdings, Inc.	UBS AG	(6,960,067)	04/18/28	0.00%	1D OBFR01	Monthly	(127,357)
CDW Corp.	Bank of America N.A.	(213,876)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,154
CECO Environmental Corp.	Bank of America N.A.	(565,271)	02/15/28	(0.15)%	1D OBFR01	Monthly	(280,284)
CECO Environmental Corp.	Barclays Bank PLC	(1,154,772)	12/23/25	(0.15)%	1D OBFR01	Monthly	(461,765)
CECO Environmental Corp.	BNP Paribas SA	(1,183,459)	04/16/26	(0.15)%	1D OBFR01	Monthly	(586,807)
CECO Environmental Corp.	Goldman Sachs Bank USA	(2,040,365)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,011,695)
CECO Environmental Corp.	Morgan Stanley & Co. International PLC	(424,334)	01/04/27	(0.15)%	1D FEDL01	Monthly	(169,681)
CECO Environmental Corp.	SG Americas Securities LLC	(2,966,833)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,537,022)
CECO Environmental Corp.	UBS AG	(1,395,402)	04/21/28	0.00%	1D OBFR01	Monthly	(691,896)
Celestica, Inc.	Morgan Stanley & Co. International PLC	(1,703,139)	01/06/27	(0.20)%	CABROVER	Monthly	8,412
Cellnex Telecom SA	Bank of America N.A.	(733,145)	02/15/28	(0.26)%	1D ESTR	Monthly	25,555
Celsius Holdings, Inc.	BNP Paribas SA	(9,861,152)	04/16/26	(0.15)%	1D OBFR01	Monthly	36,836
Celsius Holdings, Inc.	Morgan Stanley & Co. International PLC	(5,258,059)	01/06/27	(0.15)%	1D FEDL01	Monthly	(118,585)
CenterPoint Energy, Inc.	BNP Paribas SA	(24,845,783)	04/16/26	(0.15)%	1D OBFR01	Monthly	(1,901,818)
CenterPoint Energy, Inc.	SG Americas Securities LLC	(4,661,912)	12/08/25	(0.15)%	1D OBFR01	Monthly	(393,267)
Centerspace	UBS AG	(586,021)	04/21/28	0.00%	1D OBFR01	Monthly	29,746
Central Japan Railway Co	Citibank N.A.	(9,519,095)	02/26/26	(0.17)%	1D P TONA	Monthly	(696,302)
Central Japan Railway Co	Citibank N.A.	(6,283,883)	02/26/26	(0.17)%	1D P TONA	Monthly	(255,183)
Central Japan Railway Co.	Bank of America N.A.	(2,210,842)	02/15/28	(0.15)%	1D P TONA	Monthly	(162,338)
Central Japan Railway Co.	Barclays Bank PLC	(28,910,411)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,428,058)
Central Japan Railway Co.	Barclays Bank PLC	(7,408,838)	09/09/27	(0.20)%	1D P TONA	Monthly	(347,124)
Centrus Energy Corp., Class A	UBS AG	(2,309,121)	04/21/28	0.00%	1D OBFR01	Monthly	42,252
Centuria Industrial REIT	Barclays Bank PLC	(850,086)	05/12/27	(0.40)%	1D AONIA	Monthly	(17,461)
Centuria Industrial REIT	UBS AG	(84,127)	04/03/28	0.00%	1D AONIA	Monthly	(2,073)
Ceribell, Inc.	BNP Paribas SA	(917,379)	04/16/26	(0.15)%	1D OBFR01	Monthly	78,018
Certara, Inc.	Bank of America N.A.	(281)	02/15/28	(0.15)%	1D OBFR01	Monthly	15
CF Industries Holdings, Inc.	Bank of America N.A.	(1,703,707)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,644)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CF Industries Holdings, Inc.	SG Americas Securities LLC	$ (20,666,827)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 797,494
CH Robinson Worldwide, Inc.	UBS AG	(4,745,996)	04/18/28	0.00%	1D OBFR01	Monthly	(755,691)
Champion Iron Ltd.	Bank of America N.A.	(757,936)	02/15/28	(0.30)%	1D AONIA	Monthly	71,537
Champion Iron Ltd.	Barclays Bank PLC	(4,450,212)	05/12/27	(0.25)%	1D AONIA	Monthly	841,328
Change Holdings, Inc.	Barclays Bank PLC	(3,262,843)	05/12/27	(1.81)%	1D P TONA	Monthly	(13,594)
Change Holdings, Inc.	BNP Paribas SA	(827,520)	03/24/27	(1.85)%	1D TONA	Monthly	2,865
Change Holdings, Inc.	Citibank N.A.	(453,620)	02/26/26	(1.44)%	1D P TONA	Monthly	6,103
Change Holdings, Inc.	Morgan Stanley & Co. International PLC	(280,149)	01/06/27	(4.94)%	1D P TONA	Monthly	(1,366)
Change Holdings, Inc.	UBS AG	(1,380,862)	04/03/28	0.00%	1D P TONA	Monthly	(15,154)
Charter Hall Long Wale REIT	Barclays Bank PLC	(4,828,493)	05/12/27	(0.25)%	1D AONIA	Monthly	(46,379)
Chemometec A/S	Bank of America N.A.	(1,634,675)	02/15/28	(0.26)%	1W CIBOR	Monthly	71,755
Chemometec A/S	UBS AG	(404,915)	04/24/28	0.00%	DESTR	Monthly	17,774
Chesapeake Utilities Corp.	Bank of America N.A.	(2,300,839)	02/15/28	(0.15)%	1D OBFR01	Monthly	40,262
Chesapeake Utilities Corp.	Goldman Sachs Bank USA	(6,451,727)	08/19/26	(0.15)%	1D FEDL01	Monthly	81,304
Chesapeake Utilities Corp.	UBS AG	(885,957)	04/21/28	0.00%	1D OBFR01	Monthly	16,348
Chevron Corp.	Bank of America N.A.	(719,110)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,980
Chewy, Inc., Class A	BNP Paribas SA	(513,533)	04/16/26	(0.15)%	1D OBFR01	Monthly	(5,552)
Chiba Bank Ltd.	Barclays Bank PLC	(10,093,087)	05/12/27	(0.20)%	1D P TONA	Monthly	(322,800)
Chiba Bank Ltd.	Barclays Bank PLC	(13,943,052)	09/09/27	(0.20)%	1D P TONA	Monthly	(469,554)
Chiba Bank Ltd.	SG Americas Securities LLC	(1,692,653)	12/08/25	(0.22)%	1D P TONA	Monthly	(89,466)
Chiba Bank Ltd.	SG Americas Securities LLC	(607,301)	12/08/25	(0.25)%	1D P TONA	Monthly	(32,099)
Chiba Kogyo Bank Ltd.	Bank of America N.A.	(173,389)	02/15/28	(0.25)%	1D P TONA	Monthly	3,563
Chiba Kogyo Bank Ltd.	Barclays Bank PLC	(103,073)	05/12/27	(0.20)%	1D P TONA	Monthly	387
Chiba Kogyo Bank Ltd.	BNP Paribas SA	(207,569)	03/24/27	(0.15)%	1D TONA	Monthly	4,173
Chiba Kogyo Bank Ltd.	Citibank N.A.	(50,033)	02/26/26	(0.15)%	1D P TONA	Monthly	665
Chiba Kogyo Bank Ltd.	Morgan Stanley & Co. International PLC	(11,067)	01/06/27	(0.25)%	1D P TONA	Monthly	206
Chiba Kogyo Bank Ltd.	SG Americas Securities LLC	(209,803)	12/08/25	(0.25)%	1D P TONA	Monthly	2,457
Chiba Kogyo Bank Ltd.	UBS AG	(73,620)	04/03/28	0.00%	1D P TONA	Monthly	1,543
Chimera Investment Corp.	Goldman Sachs Bank USA	(884,282)	08/18/26	(0.15)%	1D FEDL01	Monthly	28,174
Chimera Investment Corp.	SG Americas Securities LLC	(5,598,224)	12/08/25	(0.15)%	1D OBFR01	Monthly	291,939
Chiyoda Corp.	Bank of America N.A.	(684,835)	02/15/28	0.00%	1D P TONA	Monthly	(60,962)
Chiyoda Corp.	Barclays Bank PLC	(3,455,463)	05/12/27	(0.16)%	1D P TONA	Monthly	(367,846)
Chiyoda Corp.	Citibank N.A.	(1,620,638)	02/26/26	(0.15)%	1D P TONA	Monthly	(120,664)
Chiyoda Corp.	UBS AG	(1,078,631)	04/03/28	0.00%	1D P TONA	Monthly	(96,017)
Chocoladefabriken Lindt & Spruengli AG	Morgan Stanley & Co. International PLC	(587,140)	01/04/27	(0.26)%	SSARON	Monthly	2,251
Choice Properties Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(5,528,823)	01/04/27	(0.20)%	CABROVER	Monthly	155,261
Christian Dior SE	Barclays Bank PLC	(9,571,121)	12/10/26	(0.26)%	1D ESTR	Monthly	(93,175)
Chugai Pharmaceutical Co. Ltd.	Bank of America N.A.	(1,322,044)	02/15/28	(0.15)%	1D P TONA	Monthly	(77,714)
Chugai Pharmaceutical Co. Ltd.	Citibank N.A.	(347,592)	02/26/26	(0.15)%	1D P TONA	Monthly	2,446
Chugin Financial Group, Inc.	Citibank N.A.	(280,987)	02/26/26	(0.15)%	1D P TONA	Monthly	(3,336)
Chugoku Electric Power Co., Inc.	Barclays Bank PLC	(3,083,783)	05/12/27	(0.20)%	1D P TONA	Monthly	(31,731)
Chugoku Electric Power Co., Inc.	Citibank N.A.	(1,454,832)	02/26/26	(0.15)%	1D P TONA	Monthly	15,772
Chugoku Marine Paints Ltd.	Bank of America N.A.	(1,516,422)	02/15/28	(0.15)%	1D P TONA	Monthly	(202,805)
Chugoku Marine Paints Ltd.	Barclays Bank PLC	(1,259,506)	05/12/27	(0.15)%	1D P TONA	Monthly	(87,942)
Chugoku Marine Paints Ltd.	Morgan Stanley & Co. International PLC	(337,878)	01/06/27	(0.25)%	1D P TONA	Monthly	(23,632)
Chugoku Marine Paints Ltd.	SG Americas Securities LLC	(387,629)	12/08/25	(0.25)%	1D P TONA	Monthly	(66,313)
Church & Dwight Co., Inc.	Bank of America N.A.	(4,938,285)	02/15/28	(0.15)%	1D OBFR01	Monthly	84,750
Church & Dwight Co., Inc.	UBS AG	(15,800,458)	04/18/28	0.00%	1D OBFR01	Monthly	302,996
Churchill Downs, Inc.	Citibank N.A.	(275,388)	02/24/28	(0.15)%	1D OBFR01	Monthly	8,858
Cibus Nordic Real Estate AB	Goldman Sachs Bank USA	(223,281)	08/19/26	(0.26)%	1D STIBOR	Monthly	12,512
Cibus Nordic Real Estate AB	Morgan Stanley & Co. International PLC	(3,763,464)	01/04/27	(0.26)%	1D STIBOR	Monthly	223,421
CIE Automotive SA	Bank of America N.A.	(725,885)	02/15/28	(0.26)%	1D ESTR	Monthly	(42,935)
CIE Automotive SA	Barclays Bank PLC	(4,984,416)	12/10/26	(0.26)%	1D ESTR	Monthly	(378,984)
Cie de Saint-Gobain SA	Bank of America N.A.	(12,468,658)	02/15/28	0.00%	1D ESTR	Monthly	(145,978)
Cie de Saint-Gobain SA	Bank of America N.A.	(10,803,408)	02/15/28	(0.26)%	1D ESTR	Monthly	(120,987)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Cie de Saint-Gobain SA	Barclays Bank PLC	$ (9,845,220)	12/10/26	(0.26)%	1D ESTR	Monthly	$ (162,241)
Cie de Saint-Gobain SA	Goldman Sachs Bank USA	(10,376,734)	08/19/26	(0.04)%	1D ESTR	Monthly	(121,487)
Cie de Saint-Gobain SA	Goldman Sachs Bank USA	(25,230,202)	08/19/26	(0.04)%	1D ESTR	Monthly	(295,385)
Cie de Saint-Gobain SA	Morgan Stanley & Co. International PLC	(9,701,648)	01/04/27	(0.26)%	1D ESTR	Monthly	(177,215)
Cie de Saint-Gobain SA	Morgan Stanley & Co. International PLC	(13,777,129)	01/06/27	(0.26)%	1D ESTR	Monthly	(240,612)
Cie de Saint-Gobain SA	SG Americas Securities LLC	(808,707)	12/08/25	(0.26)%	1D ESTR	Monthly	(16,109)
Cie de Saint-Gobain SA	SG Americas Securities LLC	(284,903)	12/08/25	(0.26)%	1D ESTR	Monthly	(5,675)
Cie Financiere Richemont SA, Registered Shares	UBS AG	(2,854,971)	04/02/30	0.00%	SSARON	Monthly	298,392
Cie Generale des Etablissements Michelin SCA	Bank of America N.A.	(901,272)	02/15/28	(0.26)%	1D ESTR	Monthly	3,321
Cie Generale des Etablissements Michelin SCA	Barclays Bank PLC	(12,744)	12/10/26	(0.26)%	1D ESTR	Monthly	8
Cie Generale des Etablissements Michelin SCA	UBS AG	(10,088,584)	09/03/29	0.00%	1D ESTR	Monthly	167,729
Cincinnati Financial Corp.	UBS AG	(963,333)	04/18/28	0.00%	1D OBFR01	Monthly	16,171
Citigroup, Inc.	Goldman Sachs Bank USA	(23,133,600)	08/18/26	0.40%	1D FEDL01	Monthly	(759,900)
City Developments Ltd.	Barclays Bank PLC	(7,248,290)	12/24/27	(0.30)%	SORA	Monthly	(103,878)
CK Asset Holdings Ltd.	Bank of America N.A.	(1,976,908)	02/15/28	(0.15)%	HONIA	Monthly	(46,133)
CK Asset Holdings Ltd.	BNP Paribas SA	(3,638,137)	12/15/25	(0.30)%	HONIA	Monthly	(84,899)
CK Asset Holdings Ltd.	BNP Paribas SA	(848,525)	09/09/26	(0.30)%	HONIA	Monthly	(19,801)
CK Asset Holdings Ltd.	Citibank N.A.	(25,855)	02/25/26	0.00%	HONIA	Monthly	653
Clas Ohlson AB	Bank of America N.A.	(2,163,048)	02/15/28	(0.26)%	1D STIBOR	Monthly	(24,484)
Clas Ohlson AB	SG Americas Securities LLC	(162,487)	12/08/25	(0.26)%	1D STIBOR	Monthly	(6,754)
Clearfield, Inc.	Barclays Bank PLC	(3,924,755)	12/23/25	(0.15)%	1D OBFR01	Monthly	(46,227)
Clorox Co.	Bank of America N.A.	(445,266)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,179
Close Brothers Group PLC	Bank of America N.A.	(1,180,270)	02/15/28	(0.25)%	1D SONIA	Monthly	(12,508)
Close Brothers Group PLC	SG Americas Securities LLC	(947,570)	12/08/25	(0.25)%	1D SONIA	Monthly	20,233
Cloudflare, Inc., Class A	Bank of America N.A.	(7,707,691)	02/15/28	(0.15)%	1D OBFR01	Monthly	(818,819)
Cloudflare, Inc., Class A	SG Americas Securities LLC	(15,973,537)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,231,920)
CMS Energy Corp.	BNP Paribas SA	(274,164)	04/16/26	(0.15)%	1D OBFR01	Monthly	(6,202)
CNH Industrial NV	Morgan Stanley & Co. International PLC	(7,884,792)	01/06/27	(0.15)%	1D FEDL01	Monthly	60,374
Coastal Financial Corp.	Bank of America N.A.	(496,906)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,517
Coastal Financial Corp.	UBS AG	(976,886)	04/21/28	0.00%	1D OBFR01	Monthly	10,845
Coats Group PLC	SG Americas Securities LLC	(1,440,927)	12/08/25	(0.25)%	1D SONIA	Monthly	124,525
Cochlear Ltd.	Bank of America N.A.	(1,424,211)	02/15/28	(0.30)%	1D AONIA	Monthly	(80,193)
Cochlear Ltd.	Barclays Bank PLC	(15,025,112)	05/12/27	(0.25)%	1D AONIA	Monthly	(354,958)
Cochlear Ltd.	Barclays Bank PLC	(22,736,858)	09/09/27	(0.25)%	1D AONIA	Monthly	(540,871)
Coeur Mining, Inc.	Bank of America N.A.	(7,756,308)	02/15/28	(0.15)%	1D OBFR01	Monthly	388,605
Cofinimmo SA	Barclays Bank PLC	(2,698,453)	12/10/26	(0.26)%	1D ESTR	Monthly	20,687
Cofinimmo SA	Goldman Sachs Bank USA	(4,460,606)	08/19/26	(0.26)%	1D ESTR	Monthly	(18,395)
Cofinimmo SA	UBS AG	(18,441,879)	04/24/28	0.00%	1D ESTR	Monthly	(73,932)
Cogeco Communications, Inc.	Morgan Stanley & Co. International PLC	(2,285,821)	01/04/27	(0.20)%	CABROVER	Monthly	89,248
Coherent Corp.	UBS AG	(2,628,774)	04/18/28	0.00%	1D OBFR01	Monthly	(44,978)
Coinbase Global, Inc., Class A	Bank of America N.A.	(19,067,691)	02/15/28	(0.15)%	1D OBFR01	Monthly	504,187
Colgate-Palmolive Co.	UBS AG	(23,556,180)	04/18/28	0.00%	1D OBFR01	Monthly	822,097
Colowide Co Ltd.	Bank of America N.A.	(1,850,918)	02/15/28	0.00%	1D P TONA	Monthly	(63,658)
Colowide Co Ltd.	Citibank N.A.	(995,806)	02/26/26	(0.53)%	1D P TONA	Monthly	(859)
Comet Holding AG, Registered Shares	BNP Paribas SA	(6,869,434)	03/17/27	(0.26)%	SSARON	Monthly	1,844,903
Comforia Residential REIT, Inc.	Bank of America N.A.	(827,666)	02/15/28	0.00%	1D P TONA	Monthly	(11,067)
Comforia Residential REIT, Inc.	Barclays Bank PLC	(952,424)	05/12/27	(0.20)%	1D P TONA	Monthly	(8,093)
CommScope Holding Co., Inc.	SG Americas Securities LLC	(1,784,468)	12/08/25	(0.15)%	1D OBFR01	Monthly	(89,109)
Community Bank System, Inc.	Goldman Sachs Bank USA	(4,258,933)	08/18/26	(0.15)%	1D FEDL01	Monthly	279,398
Community Bank System, Inc.	SG Americas Securities LLC	(9,508,044)	12/08/25	(0.15)%	1D OBFR01	Monthly	773,915
CompuGroup Medical SE & Co. KgaA, Class A	BNP Paribas SA	(82,233)	03/24/27	(0.45)%	1D ESTR	Monthly	275

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CompuGroup Medical SE & Co. KgaA, Class A	Morgan Stanley & Co. International PLC	$ (3,446,384)	01/04/27	(0.26)%	1D ESTR	Monthly	$ 54,117
Comstock Resources, Inc.	SG Americas Securities LLC	(6,572,492)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,471,715
CONMED Corp.	Barclays Bank PLC	(4,351,854)	12/23/25	(0.15)%	1D OBFR01	Monthly	(282,694)
CONMED Corp.	SG Americas Securities LLC	(2,951,781)	12/08/25	(0.12)%	1D OBFR01	Monthly	73,161
ConnectOne Bancorp, Inc.	Morgan Stanley & Co. International PLC	(1,444,519)	01/04/27	(0.15)%	1D FEDL01	Monthly	31,605
ConnectOne Bancorp, Inc.	SG Americas Securities LLC	(3,879,231)	12/08/25	(0.15)%	1D OBFR01	Monthly	211,704
Consensus Cloud Solutions, Inc.	SG Americas Securities LLC	(169,765)	12/08/25	(0.15)%	1D OBFR01	Monthly	7,357
Constellation Energy Corp.	Barclays Bank PLC	(1,651,555)	12/23/25	0.13%	1D OBFR01	Monthly	(156,170)
Constellation Energy Corp.	SG Americas Securities LLC	(20,406,866)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,283,085)
ConvaTec Group PLC	UBS AG	(1,161,334)	04/18/28	0.00%	1D SONIA	Monthly	29,091
Cooper Cos, Inc.	UBS AG	(12,523,356)	04/18/28	0.00%	1D OBFR01	Monthly	289,321
Corcept Therapeutics, Inc.	Citibank N.A.	(261,753)	02/24/28	(0.15)%	1D OBFR01	Monthly	4,693
Core Laboratories, Inc.	Goldman Sachs Bank USA	(2,054,372)	08/19/26	(0.15)%	1D FEDL01	Monthly	130,157
Core Laboratories, Inc.	UBS AG	(314,624)	04/21/28	0.00%	1D OBFR01	Monthly	19,933
Cormedix, Inc.	SG Americas Securities LLC	(252,764)	12/08/25	(0.15)%	1D OBFR01	Monthly	(4,116)
Corning, Inc.	Barclays Bank PLC	(17,539,006)	12/23/25	(0.15)%	1D OBFR01	Monthly	(988,354)
Corning, Inc.	UBS AG	(2,861,305)	04/18/28	0.00%	1D OBFR01	Monthly	(511,979)
Corp. ACCIONA Energias Renovables SA	UBS AG	(15,819,001)	04/24/28	0.00%	1D ESTR	Monthly	(243,488)
Corpay, Inc.	UBS AG	(1,251,252)	04/18/28	0.00%	1D OBFR01	Monthly	31,738
COSMO Pharmaceuticals NV	Morgan Stanley & Co. International PLC	(903,081)	01/04/27	(0.26)%	SSARON	Monthly	63,844
Cosmos Pharmaceutical Corp.	Bank of America N.A.	(1,049,206)	02/15/28	0.00%	1D P TONA	Monthly	(50,343)
Cosmos Pharmaceutical Corp.	Bank of America N.A.	(758,748)	03/15/28	0.00%	1D P TONA	Monthly	(36,406)
Cosmos Pharmaceutical Corp.	Barclays Bank PLC	(2,397,491)	05/12/27	(0.20)%	1D P TONA	Monthly	(37,670)
Cosmos Pharmaceutical Corp.	Barclays Bank PLC	(6,061,003)	09/09/27	(0.20)%	1D P TONA	Monthly	(95,231)
Cosmos Pharmaceutical Corp.	SG Americas Securities LLC	(981,103)	12/08/25	(0.25)%	1D P TONA	Monthly	12,009
Cosmos Pharmaceutical Corp.	SG Americas Securities LLC	(1,169,777)	12/08/25	(0.25)%	1D P TONA	Monthly	14,318
CoStar Group, Inc.	SG Americas Securities LLC	(22,474,181)	12/08/25	(0.15)%	1D OBFR01	Monthly	(3,353,626)
Coty, Inc., Class A	Bank of America N.A.	(5,065,666)	02/15/28	(0.15)%	1D OBFR01	Monthly	72,072
Coty, Inc., Class A	BNP Paribas SA	(3,277,453)	04/16/26	(0.15)%	1D OBFR01	Monthly	46,630
Coty, Inc., Class A	Goldman Sachs Bank USA	(1,661,302)	08/19/26	(0.15)%	1D FEDL01	Monthly	23,636
Coty, Inc., Class A	SG Americas Securities LLC	(8,275,374)	12/08/25	(0.15)%	1D OBFR01	Monthly	150,766
Coty, Inc., Class A	UBS AG	(5,515,522)	04/18/28	0.00%	1D OBFR01	Monthly	78,473
Cousins Properties, Inc.	BNP Paribas SA	(7,871,652)	04/16/26	(0.15)%	1D OBFR01	Monthly	376,442
Cover Corp.	Barclays Bank PLC	(7,922,574)	05/12/27	(4.88)%	1D P TONA	Monthly	(158,421)
Covivio SA/France	UBS AG	(472,995)	04/18/28	0.00%	1D ESTR	Monthly	(14,899)
Cracker Barrel Old Country Store, Inc.	Bank of America N.A.	(231,221)	02/15/28	(0.67)%	1D OBFR01	Monthly	15,833
Cracker Barrel Old Country Store, Inc.	Morgan Stanley & Co. International PLC	(3,918,080)	01/04/27	(0.23)%	1D FEDL01	Monthly	316,686
Cracker Barrel Old Country Store, Inc.	UBS AG	(176,656)	04/21/28	0.00%	1D OBFR01	Monthly	5,226
Crane NXT Co.	Goldman Sachs Bank USA	(927,486)	08/18/26	(0.15)%	1D FEDL01	Monthly	(50,081)
Crane NXT Co.	SG Americas Securities LLC	(15,746,225)	12/08/25	(0.15)%	1D OBFR01	Monthly	(722,702)
CRE Logistics REIT, Inc.	Barclays Bank PLC	(99,633)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,363)
CRE Logistics REIT, Inc.	BNP Paribas SA	(1,109,788)	03/24/27	(0.25)%	1D TONA	Monthly	8,739
Credit Saison Co. Ltd.	Bank of America N.A.	(279,633)	02/15/28	(0.15)%	1D P TONA	Monthly	(2,670)
Credit Saison Co. Ltd.	Barclays Bank PLC	(2,000,101)	05/12/27	(0.15)%	1D P TONA	Monthly	(34,069)
Credit Saison Co. Ltd.	Barclays Bank PLC	(4,723,973)	09/09/27	(0.15)%	1D P TONA	Monthly	(80,466)
Crescent Energy Co., Class A	Bank of America N.A.	(4,065,764)	02/15/28	(0.15)%	1D OBFR01	Monthly	(465,920)
Crescent Energy Co., Class A	SG Americas Securities LLC	(11,965,550)	12/08/25	(0.15)%	1D OBFR01	Monthly	178,590
Crescent Energy Co., Class A	UBS AG	(6,328,470)	04/21/28	0.00%	1D OBFR01	Monthly	(725,217)
Crest Nicholson Holdings plc	BNP Paribas SA	(929,609)	03/17/27	(0.25)%	1D SONIA	Monthly	14,795
Crest Nicholson Holdings plc	Goldman Sachs Bank USA	(1,550,180)	08/19/26	(0.25)%	1D SONIA	Monthly	24,671
Crest Nicholson Holdings plc	SG Americas Securities LLC	(247,802)	12/08/25	(0.25)%	1D SONIA	Monthly	1,685
Croda International PLC	JPMorgan Chase Bank N.A.	(8,107,316)	02/10/26	0.00%	1D SONIA	Monthly	1,073,828
Croda International PLC	UBS AG	(453,734)	04/18/28	0.00%	1D SONIA	Monthly	49,051
Croda International PLC	UBS AG	(8,134,373)	09/03/29	0.00%	1D SONIA	Monthly	879,372
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Crowdstrike Holdings, Inc., Class A	SG Americas Securities LLC	$ (5,860,087)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 548,891
Crown Castle, Inc.	SG Americas Securities LLC	(2,421,128)	12/08/25	(0.15)%	1D OBFR01	Monthly	84,662
CSL Ltd.	BNP Paribas SA	(1,429,086)	09/07/26	(0.25)%	1D AONIA	Monthly	(14,467)
CSL Ltd.	BNP Paribas SA	(2,108,736)	03/22/27	0.00%	1D AONIA	Monthly	14,243
CSW Industrials, Inc.	SG Americas Securities LLC	(496,225)	12/08/25	(0.15)%	1D OBFR01	Monthly	46,806
CTO Realty Growth, Inc.	Barclays Bank PLC	(730,984)	12/23/25	(0.15)%	1D OBFR01	Monthly	46,826
CTO Realty Growth, Inc.	BNP Paribas SA	(518,227)	04/16/26	(0.15)%	1D OBFR01	Monthly	23,950
CTP NV	BNP Paribas SA	(2,325,017)	03/24/27	(0.26)%	1D ESTR	Monthly	(60,782)
CTP NV	SG Americas Securities LLC	(6,810,630)	12/08/25	(0.26)%	1D ESTR	Monthly	(320,680)
CTS Eventim AG & Co. KGaA	Bank of America N.A.	(4,654,142)	02/15/28	(0.26)%	1D ESTR	Monthly	170,480
CTS Eventim AG & Co. KGaA	Barclays Bank PLC	(4,103)	12/10/26	(0.26)%	1D ESTR	Monthly	38
CTS Eventim AG & Co. KGaA	SG Americas Securities LLC	(2,543,158)	12/08/25	(0.26)%	1D ESTR	Monthly	125,448
CTS Eventim AG & Co. KGaA	SG Americas Securities LLC	(7,391,574)	12/08/25	(0.15)%	1D ESTR	Monthly	332,558
Cummins, Inc.	Bank of America N.A.	(6,054,056)	02/15/28	(0.15)%	1D OBFR01	Monthly	(75,640)
Cummins, Inc.	Citibank N.A.	(5,788,866)	02/24/28	(0.15)%	1D OBFR01	Monthly	(11,443)
Curbline Properties Corp.	SG Americas Securities LLC	(7,288,587)	12/08/25	(0.15)%	1D OBFR01	Monthly	(4,722)
Customers Bancorp, Inc.	Morgan Stanley & Co. International PLC	(776,728)	01/04/27	(0.15)%	1D FEDL01	Monthly	(24,482)
CVB Financial Corp.	Bank of America N.A.	(209,009)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,241
CVC Capital Partners PLC	Goldman Sachs Bank USA	(524,509)	08/19/26	(0.26)%	1D ESTR	Monthly	18,861
CVC Capital Partners PLC	Goldman Sachs Bank USA	(64,288)	08/19/26	(0.26)%	1D ESTR	Monthly	2,312
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(5,159,991)	01/04/27	(0.26)%	1D ESTR	Monthly	65,724
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(21,985,098)	01/06/27	(0.26)%	1D ESTR	Monthly	280,028
CVC Capital Partners PLC	SG Americas Securities LLC	(8,098,953)	12/08/25	(0.09)%	1D ESTR	Monthly	317,771
CVC Capital Partners PLC	UBS AG	(8,967,585)	09/03/29	0.00%	1D ESTR	Monthly	329,857
CVS Group PLC	Morgan Stanley & Co. International PLC	(1,784,747)	01/04/27	(0.25)%	1D SONIA	Monthly	(41,407)
CVS Health Corp.	Barclays Bank PLC	(3,370,211)	12/23/25	(0.15)%	1D OBFR01	Monthly	(56,281)
Cybozu, Inc.	Bank of America N.A.	(242,977)	02/15/28	(0.15)%	1D P TONA	Monthly	(2,275)
Cybozu, Inc.	Barclays Bank PLC	(526,106)	05/12/27	(0.15)%	1D P TONA	Monthly	(3,955)
Cybozu, Inc.	Citibank N.A.	(595,494)	02/26/26	(0.15)%	1D P TONA	Monthly	(496)
Cybozu, Inc.	Morgan Stanley & Co. International PLC	(174,186)	01/06/27	(0.25)%	1D P TONA	Monthly	136
Daetwyler Holding AG	Bank of America N.A.	(701,682)	02/15/28	(0.26)%	SSARON	Monthly	(128,949)
Daetwyler Holding AG	Barclays Bank PLC	(228,214)	12/10/26	(0.26)%	SSARON	Monthly	3,638
Daetwyler Holding AG	BNP Paribas SA	(237,856)	03/17/27	(0.26)%	SSARON	Monthly	(43,711)
Daetwyler Holding AG	Goldman Sachs Bank USA	(384,390)	08/19/26	(0.26)%	SSARON	Monthly	(70,640)
Daicel Corp.	Bank of America N.A.	(2,476,186)	02/15/28	0.00%	1D P TONA	Monthly	(81,210)
Daicel Corp.	Barclays Bank PLC	(7,872,831)	05/12/27	(0.20)%	1D P TONA	Monthly	(306,018)
Daicel Corp.	SG Americas Securities LLC	(2,825,326)	12/08/25	(0.25)%	1D P TONA	Monthly	(175,076)
Daido Steel Co. Ltd.	Bank of America N.A.	(2,617,473)	02/15/28	(0.15)%	1D P TONA	Monthly	(346,423)
Daiei Kankyo Co. Ltd.	Bank of America N.A.	(525,199)	02/15/28	(0.25)%	1D P TONA	Monthly	(18,784)
Daiei Kankyo Co. Ltd.	Barclays Bank PLC	(6,677,885)	05/12/27	(0.20)%	1D P TONA	Monthly	(305,285)
Daiei Kankyo Co. Ltd.	Goldman Sachs Bank USA	(686,340)	08/19/26	(0.25)%	1D P TONA	Monthly	(24,547)
Daiei Kankyo Co. Ltd.	UBS AG	(270,557)	04/03/28	0.00%	1D P TONA	Monthly	(9,676)
Daifuku Co. Ltd.	Bank of America N.A.	(2,781,750)	02/15/28	0.00%	1D P TONA	Monthly	(81,511)
Daifuku Co. Ltd.	Barclays Bank PLC	(1,973,920)	05/12/27	(0.15)%	1D P TONA	Monthly	(71,628)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	(1,172,790)	02/26/26	(0.15)%	1D P TONA	Monthly	(39,087)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	(367,488)	02/26/26	0.00%	1D P TONA	Monthly	(2,944)
Daikin Industries Ltd.	Bank of America N.A.	(658,528)	02/15/28	(0.15)%	1D P TONA	Monthly	(5,433)
Daikin Industries Ltd.	Citibank N.A.	(12,758,020)	02/26/26	(0.15)%	1D P TONA	Monthly	(127,743)
Daikin Industries Ltd.	Citibank N.A.	(10,363,588)	02/26/26	(0.15)%	1D P TONA	Monthly	121,373
Daimler Truck Holding AG	Bank of America N.A.	(3,109,559)	02/15/28	(0.26)%	1D ESTR	Monthly	54,491
Daimler Truck Holding AG	Morgan Stanley & Co. International PLC	(9,938,006)	01/04/27	(0.26)%	1D ESTR	Monthly	(304,059)
Daimler Truck Holding AG	SG Americas Securities LLC	(2,863,695)	12/08/25	(0.26)%	1D ESTR	Monthly	61,680
Daimler Truck Holding AG	UBS AG	(1,557,349)	09/03/29	0.00%	1D ESTR	Monthly	20,646
Daio Paper Corp.	Barclays Bank PLC	(1,575,292)	05/12/27	(0.20)%	1D P TONA	Monthly	(38,642)
Daiseki Co. Ltd.	BNP Paribas SA	(322,644)	03/24/27	0.00%	1D TONA	Monthly	1,368

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Daishi Hokuetsu Financial Group, Inc.	Barclays Bank PLC	$ (171,396)	05/12/27	(0.15)%	1D P TONA	Monthly	$ (4,816)
Daishi Hokuetsu Financial Group, Inc.	Morgan Stanley & Co. International PLC	(195,201)	01/06/27	(0.25)%	1D P TONA	Monthly	(5,485)
Daiwa House REIT Investment Corp.	Bank of America N.A.	(7,246,192)	02/15/28	0.00%	1D P TONA	Monthly	(314,381)
Daiwa House REIT Investment Corp.	Barclays Bank PLC	(2,673,554)	05/12/27	(0.15)%	1D P TONA	Monthly	(112,536)
Daktronics, Inc.	Bank of America N.A.	(903,813)	02/15/28	(0.15)%	1D OBFR01	Monthly	(13,574)
Daktronics, Inc.	Goldman Sachs Bank USA	(433,617)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,512)
Daktronics, Inc.	Morgan Stanley & Co. International PLC	(1,572,498)	01/04/27	(0.15)%	1D FEDL01	Monthly	(29,633)
Daktronics, Inc.	SG Americas Securities LLC	(2,787,059)	12/08/25	(0.15)%	1D OBFR01	Monthly	86,575
Daktronics, Inc.	UBS AG	(254,705)	04/21/28	0.00%	1D OBFR01	Monthly	(3,825)
Dalata Hotel Group PLC	Bank of America N.A.	(1,431,836)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,245)
Dalata Hotel Group PLC	BNP Paribas SA	(1,964,525)	03/24/27	(0.26)%	1D ESTR	Monthly	(2,252)
Dalata Hotel Group PLC	Goldman Sachs Bank USA	(693,257)	08/19/26	(0.26)%	1D ESTR	Monthly	(1,088)
Danske Bank A/S	Barclays Bank PLC	(5,305,218)	05/11/26	(0.26)%	DESTR	Monthly	(21,550)
Danske Bank A/S	Goldman Sachs Bank USA	(3,232,070)	08/19/26	(0.01)%	DETNT/N	Monthly	(49,078)
Danske Bank A/S	UBS AG	(2,174,357)	09/03/29	0.00%	DESTR	Monthly	8,176
Dassault Aviation SA	Citibank N.A.	(413,917)	06/25/26	(0.26)%	1D ESTR	Monthly	(1,122)
Dassault Aviation SA	UBS AG	(634,966)	09/03/29	0.00%	1D ESTR	Monthly	(1,137)
Datadog, Inc., Class A	Barclays Bank PLC	(3,321,811)	12/23/25	(0.15)%	1D OBFR01	Monthly	136,566
Datadog, Inc., Class A	SG Americas Securities LLC	(6,196,001)	12/08/25	(0.15)%	1D OBFR01	Monthly	211,157
Dave & Buster’s Entertainment, Inc.	Barclays Bank PLC	(5,032,094)	12/23/25	(0.15)%	1D OBFR01	Monthly	323,664
Dave, Inc.	Bank of America N.A.	(3,784,958)	02/15/28	(0.15)%	1D OBFR01	Monthly	(548,338)
Davide Campari-Milano NV	BNP Paribas SA	(6,739,092)	08/17/26	(0.26)%	1D ESTR	Monthly	242,364
Davide Campari-Milano NV	SG Americas Securities LLC	(1,280,123)	12/08/25	(0.26)%	1D ESTR	Monthly	29,701
Davide Campari-Milano NV	UBS AG	(3,010,500)	04/18/28	0.00%	1D ESTR	Monthly	63,557
Davide Campari-Milano NV	UBS AG	(12,774,486)	09/03/29	0.00%	1D ESTR	Monthly	299,710
DCC PLC	BNP Paribas SA	(750,810)	03/22/27	0.00%	1D SONIA	Monthly	4,248
Deep Yellow Ltd.	Bank of America N.A.	(327,039)	02/15/28	(0.30)%	1D AONIA	Monthly	52,329
Deep Yellow Ltd.	Barclays Bank PLC	(2,985,094)	05/12/27	(0.25)%	1D AONIA	Monthly	579,842
Deere & Co.	SG Americas Securities LLC	(19,179,291)	12/08/25	(0.15)%	1D OBFR01	Monthly	(582,641)
Definity Financial Corp.	Bank of America N.A.	(2,327,382)	02/15/28	(0.20)%	CABROVER	Monthly	60,136
Definity Financial Corp.	Goldman Sachs Bank USA	(2,657,329)	08/19/26	(0.20)%	1D CORRA	Monthly	68,661
Definity Financial Corp.	Morgan Stanley & Co. International PLC	(10,613,630)	01/04/27	(0.20)%	CABROVER	Monthly	431,038
Denka Co. Ltd.	Barclays Bank PLC	(18,035,345)	05/12/27	(0.20)%	1D P TONA	Monthly	(577,079)
Denka Co. Ltd.	SG Americas Securities LLC	(1,591,154)	12/08/25	(0.26)%	1D P TONA	Monthly	(75,504)
Derichebourg SA	Morgan Stanley & Co. International PLC	(1,186,683)	01/04/27	(0.26)%	1D ESTR	Monthly	562
Descartes Systems Group, Inc.	Morgan Stanley & Co. International PLC	(1,358,710)	01/06/27	(0.20)%	CABROVER	Monthly	(39,052)
Deutsche Boerse AG	Bank of America N.A.	(277,454)	02/15/28	0.00%	1D ESTR	Monthly	511
Deutsche Boerse AG	BNP Paribas SA	(24,845,107)	03/24/27	(0.26)%	1D ESTR	Monthly	647,994
Deutsche Lufthansa AG, Registered Shares	Barclays Bank PLC	(1,577,375)	12/10/26	(0.26)%	1D ESTR	Monthly	(7,992)
Deutsche Lufthansa AG, Registered Shares	BNP Paribas SA	(1,121,078)	08/17/26	(0.26)%	1D ESTR	Monthly	(22,196)
Deutsche Lufthansa AG, Registered Shares	Morgan Stanley & Co. International PLC	(7,492,653)	01/06/27	(0.26)%	1D ESTR	Monthly	(34,025)
Deutsche Lufthansa AG, Registered Shares	SG Americas Securities LLC	(4,213,140)	12/08/25	(0.33)%	1D ESTR	Monthly	(64,835)
Deutsche Lufthansa AG, Registered Shares	SG Americas Securities LLC	(1,428,417)	12/08/25	(0.31)%	1D ESTR	Monthly	(21,981)
Dexcom, Inc.	Morgan Stanley & Co. International PLC	(4,076,410)	01/06/27	(0.15)%	1D FEDL01	Monthly	335,790
Dexerials Corp.	Barclays Bank PLC	(2,381,777)	05/12/27	(0.20)%	1D P TONA	Monthly	(21,083)
Diageo PLC	UBS AG	(11,140,113)	09/03/29	0.00%	1D SONIA	Monthly	317,492
Diamondback Energy, Inc.	SG Americas Securities LLC	(4,321,644)	12/08/25	(0.15)%	1D OBFR01	Monthly	(5,105)
DiamondRock Hospitality Co.	BNP Paribas SA	(1,543,296)	04/16/26	(0.15)%	1D OBFR01	Monthly	54,015
DiamondRock Hospitality Co.	SG Americas Securities LLC	(3,196,334)	12/08/25	(0.15)%	1D OBFR01	Monthly	88,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
DiaSorin SpA	Barclays Bank PLC	$ (2,959,626)	12/10/26	(0.26)%	1D ESTR	Monthly	$ 116,228
DiaSorin SpA	UBS AG	(4,015,113)	09/03/29	0.00%	1D ESTR	Monthly	198,466
D’ieteren Group	Bank of America N.A.	(5,443,425)	02/15/28	(0.26)%	1D ESTR	Monthly	237,244
D’ieteren Group	Bank of America N.A.	(2,149,794)	02/15/28	(0.26)%	1D ESTR	Monthly	95,056
D’ieteren Group	Morgan Stanley & Co. International PLC	(539,908)	01/04/27	(0.26)%	1D ESTR	Monthly	2,816
D’ieteren Group	UBS AG	(7,655,929)	04/18/28	0.00%	1D ESTR	Monthly	338,515
D’ieteren Group	UBS AG	(6,711,441)	09/03/29	0.00%	1D ESTR	Monthly	296,754
Digital Arts, Inc.	Barclays Bank PLC	(3,320,172)	05/12/27	(0.20)%	1D P TONA	Monthly	(47,354)
Digital Arts, Inc.	Citibank N.A.	(907,752)	02/26/26	(0.15)%	1D P TONA	Monthly	(6,820)
Dillard’s, Inc., Class A	Barclays Bank PLC	(5,625,085)	12/23/25	(0.15)%	1D OBFR01	Monthly	207,763
Dime Community Bancshares, Inc.	UBS AG	(535,130)	04/21/28	0.00%	1D OBFR01	Monthly	8,058
Dine Brands Global, Inc.	Bank of America N.A.	(683,439)	02/15/28	(0.15)%	1D OBFR01	Monthly	28,947
Dine Brands Global, Inc.	Goldman Sachs Bank USA	(6,072,823)	08/19/26	(0.15)%	1D FEDL01	Monthly	257,214
Dine Brands Global, Inc.	SG Americas Securities LLC	(2,185,702)	12/08/25	(0.15)%	1D OBFR01	Monthly	273,213
Disco Corp.	Barclays Bank PLC	(23,122,796)	05/12/27	(0.20)%	1D P TONA	Monthly	(667,085)
Disco Corp.	Barclays Bank PLC	(5,115,729)	09/09/27	(0.20)%	1D P TONA	Monthly	(144,642)
Disco Corp.	SG Americas Securities LLC	(1,528,912)	12/08/25	(0.01)%	1D P TONA	Monthly	(96,483)
Disco Corp.	SG Americas Securities LLC	(4,169,761)	12/08/25	(0.11)%	1D P TONA	Monthly	(263,136)
Distribution Solutions Group, Inc.	Barclays Bank PLC	(318,696)	12/23/25	(0.15)%	1D OBFR01	Monthly	(15,500)
Distribution Solutions Group, Inc.	BNP Paribas SA	(87,780)	04/16/26	(0.15)%	1D OBFR01	Monthly	(6,176)
Distribution Solutions Group, Inc.	Goldman Sachs Bank USA	(344,484)	08/19/26	(0.15)%	1D FEDL01	Monthly	(24,237)
Distribution Solutions Group, Inc.	UBS AG	(373,352)	04/21/28	0.00%	1D OBFR01	Monthly	(26,268)
Dof Group ASA	BNP Paribas SA	(995,412)	03/17/27	(0.25)%	NOWA	Monthly	(24,336)
Dof Group ASA	SG Americas Securities LLC	(1,120)	12/08/25	(0.26)%	NOWA	Monthly	(61)
Dollar Tree, Inc.	Bank of America N.A.	(5,623,297)	02/15/28	(0.15)%	1D OBFR01	Monthly	(284,823)
Dollar Tree, Inc.	BNP Paribas SA	(5,159,895)	04/16/26	(0.15)%	1D OBFR01	Monthly	(287,667)
Dollarama, Inc.	Morgan Stanley & Co. International PLC	(3,327,263)	01/06/27	(0.20)%	CABROVER	Monthly	(64,110)
Domain Holdings Australia Ltd.	Barclays Bank PLC	(3,261,048)	05/12/27	(0.40)%	1D AONIA	Monthly	476
Domain Holdings Australia Ltd.	Morgan Stanley & Co. International PLC	(1,264,134)	01/06/27	(0.30)%	1D AONIA	Monthly	(176)
Dometic Group AB	Bank of America N.A.	(1,561,309)	02/15/28	(0.26)%	1D STIBOR	Monthly	(41,145)
Dominion Energy, Inc.	Barclays Bank PLC	(38,916,464)	12/23/25	(0.15)%	1D OBFR01	Monthly	39,908
Domino’s Pizza, Inc.	SG Americas Securities LLC	(12,524,455)	12/08/25	(0.15)%	1D OBFR01	Monthly	342,032
Donnelley Financial Solutions, Inc.	Morgan Stanley & Co. International PLC	(815,159)	01/04/27	(0.15)%	1D FEDL01	Monthly	116,828
Donnelley Financial Solutions, Inc.	UBS AG	(4,019,615)	04/21/28	0.00%	1D OBFR01	Monthly	545,175
Douglas Dynamics, Inc.	UBS AG	(158,053)	04/21/28	0.00%	1D OBFR01	Monthly	3,499
Dowlais Group PLC	Morgan Stanley & Co. International PLC	(151,942)	01/04/27	(0.25)%	1D SONIA	Monthly	2,746
Dowlais Group PLC	SG Americas Securities LLC	(2,386,055)	12/08/25	(0.25)%	1D SONIA	Monthly	(58,069)
Dr Ing hc F Porsche AG	BNP Paribas SA	(10,089,398)	08/17/26	(0.26)%	1D ESTR	Monthly	(263,239)
Dr Ing hc F Porsche AG	BNP Paribas SA	(3,716,160)	03/24/27	(0.26)%	1D ESTR	Monthly	(90,171)
Dr Ing hc F Porsche AG	SG Americas Securities LLC	(2,910,119)	12/08/25	(0.26)%	1D ESTR	Monthly	(39,628)
Dr Martens PLC	Goldman Sachs Bank USA	(2,069,724)	08/19/26	(0.25)%	1D SONIA	Monthly	(39,125)
Drax Group PLC	Morgan Stanley & Co. International PLC	(7,468,053)	01/27/27	(0.25)%	1D SONIA	Monthly	(92,941)
Drax Group PLC	SG Americas Securities LLC	(12,655,025)	12/08/25	(0.02)%	1D SONIA	Monthly	(258,629)
Drax Group PLC	UBS AG	(428,487)	09/03/29	0.00%	1D SONIA	Monthly	(7,399)
Dream Finders Homes, Inc., Class A	Barclays Bank PLC	(5,855,116)	12/23/25	(0.15)%	1D OBFR01	Monthly	689,557
Dream Finders Homes, Inc., Class A	SG Americas Securities LLC	(3,894,525)	12/08/25	(0.15)%	1D OBFR01	Monthly	135,113
Dream Industrial Real Estate Investment Trust	Barclays Bank PLC	(1,866,301)	12/23/25	(0.20)%	CABROVER	Monthly	44,285
Dream Industrial Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(2,323,908)	01/04/27	(0.20)%	CABROVER	Monthly	55,144
Dream Industrial Real Estate Investment Trust	SG Americas Securities LLC	(5,661,970)	12/08/25	(0.20)%	CABROVER	Monthly	113,580
Dream Industrial Real Estate Investment Trust	UBS AG	(172,241)	04/21/28	0.00%	1D CORRA	Monthly	5,219
Driven Brands Holdings, Inc.	SG Americas Securities LLC	(1,892,846)	12/08/25	(0.15)%	1D OBFR01	Monthly	76,316

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Driven Brands Holdings, Inc.	UBS AG	$ (3,594,745)	04/21/28	0.00%	1D OBFR01	Monthly	$ 72,937
DSV A/S	Barclays Bank PLC	(19,019,363)	05/11/26	(0.26)%	DESTR	Monthly	360,485
DSV A/S	Barclays Bank PLC	(8,977,819)	11/09/26	(0.26)%	DESTR	Monthly	170,162
DSV A/S	BNP Paribas SA	(22,342,824)	08/17/26	(0.25)%	DESTR	Monthly	1,064,394
DSV A/S	Morgan Stanley & Co. International PLC	(2,219,729)	01/04/27	(0.26)%	DESTR	Monthly	42,072
DSV A/S	Morgan Stanley & Co. International PLC	(10,525,097)	01/06/27	(0.26)%	DESTR	Monthly	199,489
DTE Energy Co.	Bank of America N.A.	(5,405,930)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,957)
DTE Energy Co.	Morgan Stanley & Co. International PLC	(2,851,707)	01/06/27	(0.15)%	1D FEDL01	Monthly	(60,301)
DTE Energy Co.	SG Americas Securities LLC	(10,991,933)	12/08/25	(0.15)%	1D OBFR01	Monthly	(11,247)
DTE Midstream LLC	Morgan Stanley & Co. International PLC	(169,058)	01/06/27	(0.15)%	1D FEDL01	Monthly	(4,350)
Duolingo, Inc.	Morgan Stanley & Co. International PLC	(182,042)	01/06/27	(0.15)%	1D FEDL01	Monthly	8,767
Duskin Co. Ltd.	Bank of America N.A.	(97,800)	02/15/28	(0.25)%	1D P TONA	Monthly	116
Duskin Co. Ltd.	Barclays Bank PLC	(5,958,979)	05/12/27	(0.19)%	1D P TONA	Monthly	(171,348)
Duskin Co. Ltd.	Citibank N.A.	(330,174)	02/26/26	(0.15)%	1D P TONA	Monthly	2,801
Duskin Co. Ltd.	Morgan Stanley & Co. International PLC	(1,801,552)	01/06/27	(0.25)%	1D P TONA	Monthly	(51,803)
Duskin Co. Ltd.	SG Americas Securities LLC	(731,936)	12/08/25	(0.25)%	1D P TONA	Monthly	(7,293)
Dynex Capital, Inc.	Bank of America N.A.	(2,556,653)	02/15/28	0.00%	1D OBFR01	Monthly	43,909
Dynex Capital, Inc.	Barclays Bank PLC	(1,629,771)	12/23/25	(0.15)%	1D OBFR01	Monthly	8,541
Dynex Capital, Inc.	BNP Paribas SA	(6,389,364)	04/16/26	(0.15)%	1D OBFR01	Monthly	38,371
Dynex Capital, Inc.	Citibank N.A.	(2,760,118)	06/25/26	(0.15)%	1D OBFR01	Monthly	61,173
Dynex Capital, Inc.	Morgan Stanley & Co. International PLC	(11,947,165)	01/04/27	(0.15)%	1D FEDL01	Monthly	233,997
Dynex Capital, Inc.	UBS AG	(4,724,409)	04/21/28	0.00%	1D OBFR01	Monthly	44,344
East Japan Railway Co.	Bank of America N.A.	(224,020)	02/15/28	0.00%	1D P TONA	Monthly	(1,039)
East Japan Railway Co.	Bank of America N.A.	(206,952)	03/15/28	0.00%	1D P TONA	Monthly	(959)
East Japan Railway Co.	Barclays Bank PLC	(8,197,743)	05/12/27	(0.20)%	1D P TONA	Monthly	(219,453)
East Japan Railway Co.	Barclays Bank PLC	(6,752,456)	09/09/27	(0.20)%	1D P TONA	Monthly	(168,635)
East Japan Railway Co.	Citibank N.A.	(187,423)	02/26/26	(0.15)%	1D P TONA	Monthly	(5,485)
East Japan Railway Co.	Citibank N.A.	(843,363)	02/26/26	(0.17)%	1D P TONA	Monthly	(22,577)
East West Bancorp, Inc.	Morgan Stanley & Co. International PLC	(3,607,230)	01/06/27	(0.15)%	1D FEDL01	Monthly	288,353
Eastern Bankshares, Inc.	Barclays Bank PLC	(15,356,354)	12/23/25	(0.15)%	1D OBFR01	Monthly	575,154
Eastern Bankshares, Inc.	BNP Paribas SA	(742,855)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,913
Eastern Bankshares, Inc.	UBS AG	(3,492,996)	04/21/28	0.00%	1D OBFR01	Monthly	43,568
EastGroup Properties, Inc.	Morgan Stanley & Co. International PLC	(6,453,357)	01/06/27	(0.15)%	1D FEDL01	Monthly	125,685
Eastman Chemical Co.	SG Americas Securities LLC	(4,903,013)	12/08/25	(0.15)%	1D OBFR01	Monthly	476,707
easyJet PLC	BNP Paribas SA	(536,933)	03/22/27	(0.25)%	1D SONIA	Monthly	(6,603)
Eaton Corp PLC	Morgan Stanley & Co. International PLC	(3,896,875)	01/06/27	(0.15)%	1D FEDL01	Monthly	8,510
eBay, Inc.	SG Americas Securities LLC	(1,786,287)	12/08/25	(0.15)%	1D OBFR01	Monthly	(283,502)
EchoStar Corp.	Bank of America N.A.	(3,628,960)	02/15/28	(0.15)%	1D OBFR01	Monthly	(366,574)
EchoStar Corp.	UBS AG	(1,030,820)	04/18/28	0.00%	1D OBFR01	Monthly	(104,127)
Eckert & Ziegler SE	Bank of America N.A.	(873,631)	02/15/28	(0.26)%	1D ESTR	Monthly	8,300
Eckert & Ziegler SE	Barclays Bank PLC	(475,058)	12/10/26	(0.26)%	1D ESTR	Monthly	(14,396)
Eckert & Ziegler SE	Goldman Sachs Bank USA	(68,738)	08/19/26	(0.26)%	1D ESTR	Monthly	653
Eckert & Ziegler SE	UBS AG	(394,382)	04/24/28	0.00%	1D ESTR	Monthly	3,747
Ecovyst, Inc.	Goldman Sachs Bank USA	(3,096,757)	08/18/26	(0.15)%	1D FEDL01	Monthly	10,753
Ecovyst, Inc.	SG Americas Securities LLC	(2,592,227)	12/08/25	(0.15)%	1D OBFR01	Monthly	(27,383)
Edenred SE	UBS AG	(386,236)	04/18/28	0.00%	1D ESTR	Monthly	18,779
Edenred SE	UBS AG	(115,650)	09/03/29	0.00%	1D ESTR	Monthly	4,188
Edgewell Personal Care Co.	SG Americas Securities LLC	(10,355,884)	12/08/25	(0.15)%	1D OBFR01	Monthly	(53,636)
Edgewell Personal Care Co.	UBS AG	(2,358,476)	04/21/28	0.00%	1D OBFR01	Monthly	34,995
EDP Renovaveis SA	Bank of America N.A.	(4,531,717)	02/15/28	(0.26)%	1D ESTR	Monthly	(12,512)
EDP Renovaveis SA	Barclays Bank PLC	(2,460,484)	08/17/26	(0.26)%	1D ESTR	Monthly	61,094
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	$ (1,143,526)	01/04/27	(0.26)%	1D ESTR	Monthly	$ 28,394
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(9,006)	01/06/27	(0.26)%	1D ESTR	Monthly	224
EDP Renovaveis SA	UBS AG	(2,636,197)	04/18/28	0.00%	1D ESTR	Monthly	(12,530)
EDP Renovaveis SA	UBS AG	(7,629,456)	09/03/29	0.00%	1D ESTR	Monthly	(25,415)
Edwards Lifesciences Corp.	SG Americas Securities LLC	(1,029,426)	12/08/25	(0.15)%	1D OBFR01	Monthly	(30,791)
eGuarantee, Inc.	Bank of America N.A.	(1,346,511)	02/15/28	(0.25)%	1D P TONA	Monthly	(30,560)
eGuarantee, Inc.	Barclays Bank PLC	(1,952,324)	05/12/27	(0.19)%	1D P TONA	Monthly	(38,538)
eGuarantee, Inc.	BNP Paribas SA	(863,645)	03/24/27	(0.15)%	1D TONA	Monthly	(18,432)
eGuarantee, Inc.	SG Americas Securities LLC	(1,174,428)	12/08/25	(0.25)%	1D P TONA	Monthly	(21,476)
Elanco Animal Health, Inc.	Morgan Stanley & Co. International PLC	(8,064,171)	01/06/27	(0.15)%	1D FEDL01	Monthly	675,165
Elders Ltd.	Barclays Bank PLC	(1,629,318)	05/12/27	(0.25)%	1D AONIA	Monthly	(100,569)
Elders Ltd.	Morgan Stanley & Co. International PLC	(1,019,698)	01/06/27	(0.30)%	1D AONIA	Monthly	(62,940)
Eldorado Gold Corp.	Morgan Stanley & Co. International PLC	(487,531)	01/06/27	(0.20)%	CABROVER	Monthly	3,737
Electronic Arts, Inc.	Morgan Stanley & Co. International PLC	(2,395,888)	01/06/27	(0.15)%	1D FEDL01	Monthly	(26,263)
Element Fleet Management Corp.	Bank of America N.A.	(8,648,244)	02/15/28	(0.20)%	CABROVER	Monthly	(70,154)
Element Fleet Management Corp.	Goldman Sachs Bank USA	(1,263,351)	08/18/26	(0.20)%	1D CORRA	Monthly	(10,248)
Element Fleet Management Corp.	Goldman Sachs Bank USA	(12,138,668)	08/18/26	(0.20)%	1D CORRA	Monthly	(98,468)
Element Fleet Management Corp.	Morgan Stanley & Co. International PLC	(6,705,985)	01/04/27	(0.20)%	CABROVER	Monthly	(14,919)
Element Fleet Management Corp.	Morgan Stanley & Co. International PLC	(23,643,934)	01/06/27	(0.20)%	CABROVER	Monthly	(52,601)
Element Fleet Management Corp.	SG Americas Securities LLC	(267,119)	12/08/25	(0.20)%	CABROVER	Monthly	(11,843)
elf Beauty, Inc.	Bank of America N.A.	(3,159,359)	02/15/28	(0.15)%	1D OBFR01	Monthly	(410,656)
elf Beauty, Inc.	SG Americas Securities LLC	(2,427,259)	12/08/25	(0.15)%	1D OBFR01	Monthly	(91,917)
Eli Lilly & Co.	Barclays Bank PLC	(37,870,861)	12/23/25	0.10%	1D OBFR01	Monthly	1,773,947
Elia Group SA/NV	BNP Paribas SA	(4,743,442)	08/17/26	(0.26)%	1D ESTR	Monthly	(69,005)
Elia Group SA/NV	UBS AG	(258,529)	04/18/28	0.00%	1D ESTR	Monthly	(1,753)
Elkem ASA	BNP Paribas SA	(140,161)	03/17/27	0.00%	NOWA	Monthly	557
Elkem ASA	UBS AG	(81,582)	04/24/28	0.00%	NOWA	Monthly	2,035
Elme Communities	Morgan Stanley & Co. International PLC	(43,503)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,907
Embecta Corp.	Bank of America N.A.	(465,875)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,205)
Embecta Corp.	Barclays Bank PLC	(1,344,727)	12/23/25	(0.15)%	1D OBFR01	Monthly	66,670
Embecta Corp.	BNP Paribas SA	(276,450)	04/16/26	(0.15)%	1D OBFR01	Monthly	(16,737)
Embecta Corp.	Goldman Sachs Bank USA	(756,121)	08/19/26	(0.15)%	1D FEDL01	Monthly	(45,778)
Embecta Corp.	UBS AG	(378,764)	04/21/28	0.00%	1D OBFR01	Monthly	(22,931)
Emerson Electric Co.	Bank of America N.A.	(5,526,136)	02/15/28	(0.15)%	1D OBFR01	Monthly	(230,239)
Emerson Electric Co.	Barclays Bank PLC	(17,838,115)	12/23/25	(0.15)%	1D OBFR01	Monthly	(144,593)
Ence Energia y Celulosa SA	Bank of America N.A.	(749,311)	02/15/28	0.00%	1D ESTR	Monthly	31,876
Ence Energia y Celulosa SA	BNP Paribas SA	(150,430)	03/17/27	(0.78)%	1D ESTR	Monthly	6,399
Ence Energia y Celulosa SA	Morgan Stanley & Co. International PLC	(905,424)	01/04/27	(0.55)%	1D ESTR	Monthly	39,719
Ence Energia y Celulosa SA	SG Americas Securities LLC	(413,815)	12/08/25	(0.65)%	1D ESTR	Monthly	11,740
Endeavour Group Ltd./Australia	Barclays Bank PLC	(2,066,533)	05/12/27	(0.25)%	1D AONIA	Monthly	(12,666)
Endeavour Group Ltd./Australia	Barclays Bank PLC	(863,423)	09/09/27	(0.25)%	1D AONIA	Monthly	8,001
Endeavour Silver Corp.	Barclays Bank PLC	(7,185,835)	12/23/25	(1.00)%	CABROVER	Monthly	651,565
Endeavour Silver Corp.	Morgan Stanley & Co. International PLC	(3,906,696)	01/04/27	(0.23)%	CABROVER	Monthly	354,234
Endeavour Silver Corp.	SG Americas Securities LLC	(4,666,335)	12/08/25	(0.22)%	CABROVER	Monthly	163,665
Energix-Renewable Energies Ltd.	Morgan Stanley & Co. International PLC	(231,490)	05/23/27	(0.75)%	SHIR	Monthly	7,384
Energy Fuels Inc/Canada	Goldman Sachs Bank USA	(1,539,241)	08/18/26	(0.95)%	1D CORRA	Monthly	(282,629)
Energy Fuels Inc/Canada	Morgan Stanley & Co. International PLC	(10,261,322)	01/04/27	(0.98)%	CABROVER	Monthly	(57,463)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Energy Recovery, Inc.	Morgan Stanley & Co. International PLC	$ (1,890,630)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ 28,343
Enerpac Tool Group Corp., Class A	SG Americas Securities LLC	(2,117,946)	12/08/25	(0.15)%	1D OBFR01	Monthly	(32,953)
Enerpac Tool Group Corp., Class A	UBS AG	(8,181,469)	04/21/28	0.00%	1D OBFR01	Monthly	(345,415)
Enghouse Systems Ltd.	BNP Paribas SA	(207,047)	05/18/26	(0.20)%	CABROVER	Monthly	3,982
Enghouse Systems Ltd.	Morgan Stanley & Co. International PLC	(3,457,223)	01/04/27	(0.20)%	CABROVER	Monthly	116,454
Eni SpA	Barclays Bank PLC	(2,167,454)	12/10/26	(0.26)%	1D ESTR	Monthly	(120,490)
Eni SpA	BNP Paribas SA	(1,824,006)	08/17/26	(0.26)%	1D ESTR	Monthly	(98,868)
Enlight Renewable Energy Ltd.	Bank of America N.A.	(2,680,795)	02/15/28	(2.00)%	SHIR	Monthly	9,269
Enlight Renewable Energy Ltd.	Barclays Bank PLC	(2,363,745)	04/06/26	(2.01)%	SHIR	Monthly	89,409
Enlight Renewable Energy Ltd.	Morgan Stanley & Co. International PLC	(153,883)	05/23/27	(0.75)%	SHIR	Monthly	5,821
Enovix Corp.	Bank of America N.A.	(1,123,204)	02/15/28	(3.93)%	1D OBFR01	Monthly	94,432
Enovix Corp.	Barclays Bank PLC	(8,276,816)	12/23/25	(2.88)%	1D OBFR01	Monthly	726,827
Enovix Corp.	BNP Paribas SA	(182,714)	04/16/26	(3.50)%	1D OBFR01	Monthly	15,361
Enovix Corp.	Morgan Stanley & Co. International PLC	(1,098,930)	01/04/27	(2.88)%	1D FEDL01	Monthly	96,502
Enovix Corp.	SG Americas Securities LLC	(2,232,693)	12/08/25	(3.50)%	1D OBFR01	Monthly	6,645
Enovix Corp., (Expires 10/01/26, Strike Price USD 10.50)	Bank of America N.A.	0	02/15/28	0.00%	1D OBFR01	Monthly	(51,216)
Enovix Corp., (Expires 10/01/26, Strike Price USD 10.50)	Barclays Bank PLC	(466,842)	12/23/25	(4.75)%	1D OBFR01	Monthly	90,954
Enovix Corp., (Expires 10/01/26, Strike Price USD 10.50)	BNP Paribas SA	0	04/16/26	0.00%	1D OBFR01	Monthly	(8,331)
Enovix Corp., (Expires 10/01/26, Strike Price USD 10.50)	Morgan Stanley & Co. International PLC	(78,770)	01/04/27	(77.65)%	1D FEDL01	Monthly	15,347
Ensign Group, Inc.	Bank of America N.A.	(1,997,979)	02/15/28	(0.15)%	1D OBFR01	Monthly	(124,821)
Ensign Group, Inc.	BNP Paribas SA	(2,410,481)	04/16/26	(0.15)%	1D OBFR01	Monthly	(131,569)
Entain PLC	SG Americas Securities LLC	(2,643,279)	12/08/25	0.10%	1D SONIA	Monthly	(239,961)
Entegris, Inc.	UBS AG	(5,511,779)	04/18/28	0.00%	1D OBFR01	Monthly	440,439
Enviri Corp.	SG Americas Securities LLC	(3,921,076)	12/08/25	(0.15)%	1D OBFR01	Monthly	(84,563)
Enviri Corp.	UBS AG	(85,199)	04/21/28	0.00%	1D OBFR01	Monthly	2,660
Eos Energy Enterprises, Inc.	Morgan Stanley & Co. International PLC	(218,141)	01/04/27	(6.43)%	1D FEDL01	Monthly	11,938
Epiroc AB, Class B	Barclays Bank PLC	(1,078,494)	01/18/27	(0.26)%	1D STIBOR	Monthly	35,793
Epiroc AB, Class B	BNP Paribas SA	(2,915,927)	08/17/26	(0.25)%	1D STIBOR	Monthly	195,605
Epiroc AB, Class B	SG Americas Securities LLC	(672,216)	12/08/25	(0.26)%	1D STIBOR	Monthly	38,013
Epiroc AB, Class B	UBS AG	(1,099,244)	04/18/28	0.00%	TN STIBOR	Monthly	73,429
Epiroc AB, Class B	UBS AG	(4,530,878)	09/03/29	0.00%	TN STIBOR	Monthly	281,236
EQT AB	Barclays Bank PLC	(12,353,485)	01/18/27	(0.26)%	1D STIBOR	Monthly	(33,954)
EQT AB	BNP Paribas SA	(11,146,773)	08/17/26	(0.25)%	1D STIBOR	Monthly	275,552
EQT AB	SG Americas Securities LLC	(7,249,236)	12/08/25	(0.26)%	1D STIBOR	Monthly	15,292
EQT AB	SG Americas Securities LLC	(14,671,835)	12/08/25	(0.26)%	1D STIBOR	Monthly	(57,764)
EQT Corp.	SG Americas Securities LLC	(2,370,316)	12/08/25	(0.15)%	1D OBFR01	Monthly	20,957
EQT Corp.	UBS AG	(12,628,719)	04/18/28	0.00%	1D OBFR01	Monthly	253,372
Equinor ASA	BNP Paribas SA	(15,893,247)	03/18/27	(0.25)%	NOWA	Monthly	(10,544)
Equinor ASA	UBS AG	(12,108,793)	09/03/29	0.00%	NOWA	Monthly	(8,033)
Equinox Gold Corp.	Morgan Stanley & Co. International PLC	(15,460,281)	01/04/27	(0.20)%	CABROVER	Monthly	650,749
Equinox Gold Corp.	Morgan Stanley & Co. International PLC	(2,356,983)	01/06/27	(0.20)%	CABROVER	Monthly	104,120
Equity LifeStyle Properties, Inc.	Morgan Stanley & Co. International PLC	(1,664,297)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,839)
Equity Residential	Barclays Bank PLC	(13,406,609)	12/23/25	(0.15)%	1D OBFR01	Monthly	899,771
Eramet SA	Bank of America N.A.	(1,615,013)	02/15/28	(0.26)%	1D ESTR	Monthly	71,482
Eramet SA	Barclays Bank PLC	(1,413,845)	12/10/26	(0.26)%	1D ESTR	Monthly	188,277
ERG SpA	Barclays Bank PLC	(13,795,396)	12/10/26	(0.26)%	1D ESTR	Monthly	328,376
ERG SpA	BNP Paribas SA	(1,206,171)	03/17/27	(0.26)%	1D ESTR	Monthly	(16,027)
ERG SpA	Goldman Sachs Bank USA	(530,270)	08/19/26	(0.26)%	1D ESTR	Monthly	(17,125)
ERG SpA	SG Americas Securities LLC	(1,333,499)	12/08/25	(0.26)%	1D ESTR	Monthly	(44,228)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Erie Indemnity Co.	Citibank N.A.	$ (196,977)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ 4,251
ERO Copper Corp.	Goldman Sachs Bank USA	(1,629,907)	08/19/26	(0.15)%	1D CORRA	Monthly	91,098
Erste Group Bank AG	Bank of America N.A.	(3,424,831)	02/15/28	(0.26)%	1D ESTR	Monthly	(241,245)
Erste Group Bank AG	Barclays Bank PLC	(9,282,907)	08/17/26	(0.26)%	1D ESTR	Monthly	(511,737)
Erste Group Bank AG	Morgan Stanley & Co. International PLC	(21,317,602)	01/06/27	(0.26)%	1D ESTR	Monthly	(1,144,029)
Esco Technologies, Inc.	SG Americas Securities LLC	(7,449,827)	12/08/25	(0.15)%	1D OBFR01	Monthly	(241,419)
ES-Con Japan Ltd.	Bank of America N.A.	(622,285)	02/15/28	0.00%	1D P TONA	Monthly	34,670
ES-Con Japan Ltd.	Barclays Bank PLC	(1,531,050)	05/12/27	(0.20)%	1D P TONA	Monthly	71,345
ES-Con Japan Ltd.	Morgan Stanley & Co. International PLC	(389,513)	01/06/27	(0.25)%	1D P TONA	Monthly	18,151
ES-Con Japan Ltd.	UBS AG	(276,809)	04/03/28	0.00%	1D P TONA	Monthly	15,503
Esquire Financial Holdings, Inc.	BNP Paribas SA	(192,984)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,279
Esquire Financial Holdings, Inc.	Morgan Stanley & Co. International PLC	(438,476)	01/04/27	(0.15)%	1D FEDL01	Monthly	24,945
Esquire Financial Holdings, Inc.	SG Americas Securities LLC	(161,855)	12/08/25	(0.15)%	1D OBFR01	Monthly	4,804
Esquire Financial Holdings, Inc.	UBS AG	(291,867)	04/21/28	0.00%	1D OBFR01	Monthly	13,815
Essex Property Trust, Inc.	Barclays Bank PLC	(9,555,649)	12/23/25	(0.15)%	1D OBFR01	Monthly	770,411
EssilorLuxottica SA	Goldman Sachs Bank USA	(3,807,942)	08/19/26	(0.18)%	1D ESTR	Monthly	(288,709)
EssilorLuxottica SA	UBS AG	(16,365,832)	04/18/28	0.00%	1D ESTR	Monthly	(1,240,816)
EssilorLuxottica SA	UBS AG	(20,961,807)	09/03/29	0.00%	1D ESTR	Monthly	(1,589,250)
Essity AB, Class B	Morgan Stanley & Co. International PLC	(9,984,586)	01/08/27	(0.26)%	1D STIBOR	Monthly	189,982
Essity AB, Class B	SG Americas Securities LLC	(6,798,237)	12/08/25	(0.15)%	1D STIBOR	Monthly	608,315
Essity AB, Class B	UBS AG	(6,698,248)	09/03/29	0.00%	TN STIBOR	Monthly	517,769
Esso SA Francaise	Barclays Bank PLC	(23,793)	12/10/26	(0.26)%	1D ESTR	Monthly	1,357
Establishment Labs Holdings, Inc.	Barclays Bank PLC	(4,072,317)	12/23/25	(0.15)%	1D OBFR01	Monthly	122,254
Establishment Labs Holdings, Inc.	BNP Paribas SA	(1,506,896)	04/16/26	(0.15)%	1D OBFR01	Monthly	68,301
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(18,624,615)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,693,543)
Eurazeo SE	Goldman Sachs Bank USA	(735,556)	08/19/26	(0.18)%	1D ESTR	Monthly	115,017
Eurazeo SE	Goldman Sachs Bank USA	(259,097)	08/19/26	(0.18)%	1D ESTR	Monthly	40,514
Eurazeo SE	Morgan Stanley & Co. International PLC	(5,773,150)	01/04/27	(0.26)%	1D ESTR	Monthly	1,076,128
Eurazeo SE	Morgan Stanley & Co. International PLC	(4,771,855)	01/06/27	(0.26)%	1D ESTR	Monthly	889,484
Eurazeo SE	UBS AG	(1,927,586)	09/03/29	0.00%	1D ESTR	Monthly	273,169
Eurofins Scientific SE	Bank of America N.A.	(618,023)	02/15/28	(0.26)%	1D ESTR	Monthly	(70,002)
Eurofins Scientific SE	Bank of America N.A.	(1,156,246)	02/15/28	(0.26)%	1D ESTR	Monthly	(10,042)
Eurofins Scientific SE	Barclays Bank PLC	(2,161,049)	08/17/26	(0.26)%	1D ESTR	Monthly	(77,253)
Eurofins Scientific SE	Citibank N.A.	(450,467)	06/25/26	(0.26)%	1D ESTR	Monthly	(4,208)
Everest Group Ltd.	Barclays Bank PLC	(11,866,137)	12/23/25	(0.15)%	1D OBFR01	Monthly	42,955
Everest Group Ltd.	SG Americas Securities LLC	(17,851,812)	12/08/25	(0.15)%	1D OBFR01	Monthly	274,025
Evergy, Inc.	BNP Paribas SA	(233,975)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2,143)
Eversource Energy	Morgan Stanley & Co. International PLC	(14,597,242)	01/06/27	(0.15)%	1D FEDL01	Monthly	103,628
Exchange Income Corp.	BNP Paribas SA	(836,481)	05/18/26	(0.85)%	CABROVER	Monthly	4,567
Exchange Income Corp.	SG Americas Securities LLC	(4,165,866)	12/08/25	(0.85)%	CABROVER	Monthly	79,753
Exelon Corp.	SG Americas Securities LLC	(12,456,610)	12/08/25	(0.15)%	1D OBFR01	Monthly	(458,382)
EXOR NV	Barclays Bank PLC	(50,370)	12/10/26	(0.26)%	1D ESTR	Monthly	833
EXOR NV	Morgan Stanley & Co. International PLC	(5,294,876)	01/04/27	(0.26)%	1D ESTR	Monthly	264,317
EXOR NV	Morgan Stanley & Co. International PLC	(23,509,009)	01/06/27	(0.26)%	1D ESTR	Monthly	1,122,794
EXOR NV	UBS AG	(2,823,781)	09/03/29	0.00%	1D ESTR	Monthly	163,503
Expro Group Holdings NV	Barclays Bank PLC	(1,635,871)	12/23/25	(0.15)%	1D OBFR01	Monthly	(417,061)
Expro Group Holdings NV	SG Americas Securities LLC	(787,594)	12/08/25	(0.15)%	1D OBFR01	Monthly	(112,752)
Extra Space Storage, Inc.	UBS AG	(5,950,921)	04/18/28	0.00%	1D OBFR01	Monthly	522,777
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	(8,140,880)	01/06/27	(0.15)%	1D FEDL01	Monthly	53,901
Ezaki Glico Co. Ltd.	Barclays Bank PLC	(5,416,711)	05/12/27	(0.20)%	1D P TONA	Monthly	(141,374)
Ezaki Glico Co. Ltd.	SG Americas Securities LLC	(299,621)	12/08/25	(0.25)%	1D P TONA	Monthly	(9,162)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
F&G Annuities & Life, Inc.	Barclays Bank PLC	$ (1,477,341)	12/23/25	(0.15)%	1D OBFR01	Monthly	$ (25,397)
F&G Annuities & Life, Inc.	BNP Paribas SA	(30)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2)
F&G Annuities & Life, Inc.	BNP Paribas SA	(1,535,427)	04/16/26	(0.15)%	1D OBFR01	Monthly	(50,149)
F&G Annuities & Life, Inc.	Goldman Sachs Bank USA	(559,747)	08/19/26	(0.15)%	1D FEDL01	Monthly	(35,439)
Fabege AB	BNP Paribas SA	(1,282,549)	11/17/25	(0.25)%	1D STIBOR	Monthly	(9,926)
Fabege AB	Morgan Stanley & Co. International PLC	(565,251)	01/04/27	(0.26)%	1D STIBOR	Monthly	19,296
Fabrinet	Barclays Bank PLC	(2,612,361)	12/23/25	(0.15)%	1D OBFR01	Monthly	(199,234)
FactSet Research Systems, Inc.	Citibank N.A.	(308,707)	02/24/28	(0.15)%	1D OBFR01	Monthly	9,353
Fairfax Financial Holdings Ltd.	Morgan Stanley & Co. International PLC	(2,072,075)	01/06/27	(0.20)%	CABROVER	Monthly	7,960
Farmland Partners, Inc.	BNP Paribas SA	(454,824)	04/16/26	(0.15)%	1D OBFR01	Monthly	34,840
Fast Retailing Co. Ltd.	Barclays Bank PLC	(15,051,605)	05/12/27	(0.20)%	1D P TONA	Monthly	(260,886)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(4,611,961)	09/09/27	(0.20)%	1D P TONA	Monthly	6,013
Fast Retailing Co. Ltd.	Citibank N.A.	(13,429,104)	02/26/26	(0.15)%	1D P TONA	Monthly	(144,717)
Fast Retailing Co. Ltd.	Citibank N.A.	(3,244,868)	02/26/26	(0.15)%	1D P TONA	Monthly	(110,458)
Fastenal Co.	Morgan Stanley & Co. International PLC	(4,689,968)	01/06/27	(0.15)%	1D FEDL01	Monthly	94,636
FB Financial Corp.	Morgan Stanley & Co. International PLC	(1,021,140)	01/04/27	(0.15)%	1D FEDL01	Monthly	7,371
FB Financial Corp.	UBS AG	(1,153,797)	04/21/28	0.00%	1D OBFR01	Monthly	12,813
FCC Co. Ltd.	BNP Paribas SA	(250,192)	03/24/27	(0.15)%	1D TONA	Monthly	(2,716)
FCC Co. Ltd.	Citibank N.A.	(135,289)	02/26/26	(0.15)%	1D P TONA	Monthly	807
Federal Signal Corp.	SG Americas Securities LLC	(3,990,314)	12/08/25	(0.15)%	1D OBFR01	Monthly	(669,993)
Ferrari NV	BNP Paribas SA	(103,100)	03/22/27	(0.10)%	1D ESTR	Monthly	13,206
Ferrari NV	SG Americas Securities LLC	(1,859,138)	12/08/25	(0.26)%	1D ESTR	Monthly	180,532
Ferrotec Corp.	Barclays Bank PLC	(11,246,180)	05/12/27	(0.17)%	1D P TONA	Monthly	222,940
Ferrovial SE	Bank of America N.A.	(10,503,648)	02/15/28	(0.26)%	1D ESTR	Monthly	(26,165)
Ferrovial SE	Bank of America N.A.	(3,301,130)	02/15/28	(0.26)%	1D ESTR	Monthly	(12,556)
Ferrovial SE	BNP Paribas SA	(3,583,837)	03/22/27	(0.26)%	1D ESTR	Monthly	7,838
Ferrovial SE	SG Americas Securities LLC	(14,593,565)	12/08/25	0.06%	1D ESTR	Monthly	(35,794)
Fidelis Insurance Holdings Ltd.	Barclays Bank PLC	(1,613,502)	12/23/25	(0.15)%	1D OBFR01	Monthly	91,653
Fidelis Insurance Holdings Ltd.	BNP Paribas SA	(666,666)	04/16/26	(0.15)%	1D OBFR01	Monthly	27,090
Fidelis Insurance Holdings Ltd.	UBS AG	(3,173,641)	04/21/28	0.00%	1D OBFR01	Monthly	128,961
Financial Institutions, Inc.	Citibank N.A.	(303,404)	06/25/26	(0.15)%	1D OBFR01	Monthly	5,757
Financial Institutions, Inc.	Morgan Stanley & Co. International PLC	(407,135)	01/04/27	(0.15)%	1D FEDL01	Monthly	8,064
Financial Institutions, Inc.	SG Americas Securities LLC	(108,545)	12/08/25	(0.75)%	1D OBFR01	Monthly	2,532
Fincantieri SpA	Bank of America N.A.	(7,135,324)	02/15/28	(0.26)%	1D ESTR	Monthly	(101,531)
Fincantieri SpA	Morgan Stanley & Co. International PLC	(779,661)	01/04/27	(0.26)%	1D ESTR	Monthly	(10,457)
First Advantage Corp.	BNP Paribas SA	(4,740,620)	04/16/26	(0.15)%	1D OBFR01	Monthly	(164,432)
First Advantage Corp.	Goldman Sachs Bank USA	(4,782,848)	08/18/26	(0.15)%	1D FEDL01	Monthly	(241,176)
First Advantage Corp.	SG Americas Securities LLC	(3,273,942)	12/08/25	(0.15)%	1D OBFR01	Monthly	(3,983)
First BanCorp/Puerto Rico	SG Americas Securities LLC	(860,980)	12/08/25	(0.15)%	1D OBFR01	Monthly	12,116
First Capital Real Estate Investment Trust	Bank of America N.A.	(759,453)	02/15/28	(0.20)%	CABROVER	Monthly	(3,695)
First Capital Real Estate Investment Trust	Barclays Bank PLC	(3,077,211)	12/23/25	(0.20)%	CABROVER	Monthly	50,473
First Commonwealth Financial Corp.	Bank of America N.A.	(1,568,511)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,656)
First Commonwealth Financial Corp.	Barclays Bank PLC	(1,533,397)	12/23/25	(0.15)%	1D OBFR01	Monthly	25,572
First Commonwealth Financial Corp.	UBS AG	(480,039)	04/21/28	0.00%	1D OBFR01	Monthly	2,603
First Horizon Corp.	UBS AG	(1,605,166)	04/18/28	0.00%	1D OBFR01	Monthly	(44,630)
First Majestic Silver Corp.	Barclays Bank PLC	(644,496)	10/20/25	(0.20)%	CABROVER	Monthly	55,090
First Majestic Silver Corp.	Morgan Stanley & Co. International PLC	(2,195,212)	01/04/27	(0.20)%	CABROVER	Monthly	187,640
First Merchants Corp.	BNP Paribas SA	(1,364,399)	04/16/26	(0.15)%	1D OBFR01	Monthly	68,662
First National Financial Corp.	Bank of America N.A.	(768,074)	02/15/28	(2.37)%	CABROVER	Monthly	(105,816)
First National Financial Corp.	Barclays Bank PLC	(779,397)	12/23/25	(1.25)%	CABROVER	Monthly	(92,161)
First National Financial Corp.	BNP Paribas SA	(370,637)	05/18/26	(0.20)%	CABROVER	Monthly	(51,062)
First National Financial Corp.	Citibank N.A.	(103,637)	02/24/28	(0.89)%	1D CORRA	Monthly	(11,403)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
First National Financial Corp.	Morgan Stanley & Co. International PLC	$ (1,790,723)	01/04/27	(0.68)%	CABROVER	Monthly	$ (211,748)
First National Financial Corp.	UBS AG	(1,518,924)	04/21/28	0.00%	1D CORRA	Monthly	(209,260)
First Solar, Inc.	SG Americas Securities LLC	(11,826,359)	12/08/25	(0.15)%	1D OBFR01	Monthly	(661,070)
First Solar, Inc.	UBS AG	(15,787,128)	04/18/28	0.00%	1D OBFR01	Monthly	(257,104)
Firstsun Capital Bancorp.	UBS AG	(139,794)	04/21/28	0.00%	1D OBFR01	Monthly	14,090
Fisher & Paykel Healthcare Corp. Ltd.	Barclays Bank PLC	(232,913)	10/09/27	(0.40)%	1M BBR	Monthly	(698)
Fisher & Paykel Healthcare Corp. Ltd.	BNP Paribas SA	(1,252,180)	03/22/27	(0.25)%	1D NZOCO	Monthly	(47,685)
Fisher & Paykel Healthcare Corp. Ltd.	BNP Paribas SA	(475,461)	03/22/27	(0.25)%	1D AONIA	Monthly	(9,459)
Fixstars Corp.	Bank of America N.A.	(279,499)	02/15/28	0.00%	1D P TONA	Monthly	(19,202)
Fixstars Corp.	Barclays Bank PLC	(282,307)	05/12/27	(0.53)%	1D P TONA	Monthly	(11,012)
Fixstars Corp.	BNP Paribas SA	(295,190)	03/24/27	(0.25)%	1D TONA	Monthly	(16,966)
Fixstars Corp.	Citibank N.A.	(109,210)	02/26/26	(0.75)%	1D P TONA	Monthly	1,570
Fixstars Corp.	Morgan Stanley & Co. International PLC	(67,148)	01/06/27	(0.81)%	1D P TONA	Monthly	(127)
Fixstars Corp.	UBS AG	(101,328)	04/03/28	0.00%	1D P TONA	Monthly	(10,348)
Fletcher Building Ltd.	Bank of America N.A.	(3,933,769)	02/15/28	(0.30)%	1D AONIA	Monthly	(34,443)
Fletcher Building Ltd.	Barclays Bank PLC	(3,526,946)	05/12/27	(0.25)%	1D AONIA	Monthly	1,842
Fletcher Building Ltd.	Morgan Stanley & Co. International PLC	(143,169)	01/06/27	(0.30)%	1D AONIA	Monthly	(2,205)
Fletcher Building Ltd.	UBS AG	(1,132)	04/03/28	0.00%	1D AONIA	Monthly	(17)
Flow Traders Ltd.	Goldman Sachs Bank USA	(1,643,993)	08/19/26	(0.26)%	1D ESTR	Monthly	64,631
Flowers Foods, Inc.	SG Americas Securities LLC	(3,906,226)	12/08/25	(0.15)%	1D OBFR01	Monthly	(22,307)
FLSmidth & Co A/S	UBS AG	(3,821,360)	04/24/28	0.00%	DESTR	Monthly	(7,646)
Fluence Energy, Inc.	Bank of America N.A.	(1,185,417)	02/15/28	(0.85)%	1D OBFR01	Monthly	28,496
Fluence Energy, Inc.	Barclays Bank PLC	(2,636,792)	12/23/25	(0.75)%	1D OBFR01	Monthly	493,405
Fluence Energy, Inc.	BNP Paribas SA	(1,831,789)	04/16/26	(0.75)%	1D OBFR01	Monthly	86,338
Fluence Energy, Inc.	Morgan Stanley & Co. International PLC	(1,390,704)	01/04/27	(0.88)%	1D FEDL01	Monthly	284,679
Fluor Corp.	BNP Paribas SA	(14,015,515)	04/16/26	(0.15)%	1D OBFR01	Monthly	(771,480)
Flutter Entertainment PLC	SG Americas Securities LLC	(2,611,542)	12/08/25	(0.15)%	1D OBFR01	Monthly	(3,612)
FMC Corp.	BNP Paribas SA	(903,976)	04/16/26	0.05%	1D OBFR01	Monthly	50,913
FMC Corp.	UBS AG	(7,466,168)	04/18/28	0.00%	1D OBFR01	Monthly	420,502
Forbo Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(2,192,809)	01/04/27	(0.26)%	SSARON	Monthly	296,727
Ford Motor Co.	Barclays Bank PLC	(28,347,985)	12/23/25	(0.15)%	1D OBFR01	Monthly	304,000
Fortescue Ltd.	BNP Paribas SA	(139,402)	09/07/26	(0.25)%	1D AONIA	Monthly	10,205
Fortis Inc/Canada	Morgan Stanley & Co. International PLC	(20,721,876)	01/06/27	(0.20)%	CABROVER	Monthly	(286,974)
Fortive Corp.	Barclays Bank PLC	(15,851,302)	12/23/25	(0.15)%	1D OBFR01	Monthly	914,205
Fortum OYJ	Bank of America N.A.	(837,569)	02/15/28	(0.26)%	1D ESTR	Monthly	(22,240)
Fortum OYJ	Morgan Stanley & Co. International PLC	(15,696,682)	01/04/27	(0.26)%	1D ESTR	Monthly	105,882
Fortum OYJ	UBS AG	(15,094,760)	04/18/28	0.00%	1D ESTR	Monthly	(338,065)
Fortum OYJ	UBS AG	(375,321)	09/03/29	0.00%	1D ESTR	Monthly	4,646
Forward Air Corp.	Morgan Stanley & Co. International PLC	(1,861,321)	01/04/27	(0.15)%	1D FEDL01	Monthly	(173,411)
Four Corners Property Trust, Inc.	UBS AG	(8,632,733)	04/21/28	0.00%	1D OBFR01	Monthly	332,155
Franklin BSP Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(2,855,212)	01/04/27	(0.15)%	1D FEDL01	Monthly	119,193
Franklin Electric Co., Inc.	SG Americas Securities LLC	(7,646,849)	12/08/25	(0.15)%	1D OBFR01	Monthly	(163,778)
Franklin Electric Co., Inc.	UBS AG	(1,112,162)	04/21/28	0.00%	1D OBFR01	Monthly	(55,167)
Fraport AG Frankfurt Airport Services Worldwide	Bank of America N.A.	(7,312,449)	02/15/28	(0.26)%	1D ESTR	Monthly	(120,660)
Fraport AG Frankfurt Airport Services Worldwide	Barclays Bank PLC	(9,967,757)	12/10/26	(0.26)%	1D ESTR	Monthly	86,438
Fraport AG Frankfurt Airport Services Worldwide	BNP Paribas SA	(4,350,602)	03/24/27	(0.26)%	1D ESTR	Monthly	(71,788)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Fraport AG Frankfurt Airport Services Worldwide	UBS AG	$ (12,460,125)	04/24/28	0.00%	1D ESTR	Monthly	$ (125,096)
Frasers Group PLC	Barclays Bank PLC	(792,272)	12/10/26	(0.25)%	1D SONIA	Monthly	(5,503)
Freee KK	Bank of America N.A.	(189,748)	02/15/28	(1.40)%	1D P TONA	Monthly	(14,528)
Freee KK	Barclays Bank PLC	(430,554)	05/12/27	(1.74)%	1D P TONA	Monthly	(12,940)
Freee KK	Morgan Stanley & Co. International PLC	(6,278,256)	01/06/27	(0.25)%	1D P TONA	Monthly	(188,694)
Freehold Royalties Ltd.	Morgan Stanley & Co. International PLC	(1,312,191)	01/04/27	(0.20)%	CABROVER	Monthly	(12,913)
Freenet AG	Morgan Stanley & Co. International PLC	(10,581,234)	01/04/27	(0.26)%	1D ESTR	Monthly	(220,426)
Fresenius SE & Co. KGaA	Bank of America N.A.	(5,023,750)	02/15/28	(0.26)%	1D ESTR	Monthly	(29,492)
Fresenius SE & Co. KGaA	SG Americas Securities LLC	(137,623)	12/08/25	(0.26)%	1D ESTR	Monthly	541
Fresenius SE & Co. KGaA	SG Americas Securities LLC	(242,067)	12/08/25	(0.26)%	1D ESTR	Monthly	(8,423)
Fresh Del Monte Produce, Inc.	SG Americas Securities LLC	(1,775,014)	12/08/25	(0.13)%	1D OBFR01	Monthly	(246,276)
Freshpet, Inc.	SG Americas Securities LLC	(10,893,781)	12/08/25	(0.15)%	1D OBFR01	Monthly	312,447
Fresnillo PLC	Bank of America N.A.	(2,923,288)	02/15/28	(0.25)%	1D SONIA	Monthly	107,333
Fresnillo PLC	Barclays Bank PLC	(2,017,117)	08/17/26	(0.25)%	1D SONIA	Monthly	96,065
FTAI Aviation Ltd.	Morgan Stanley & Co. International PLC	(1,049,177)	01/06/27	(0.15)%	1D FEDL01	Monthly	(153,259)
FTI Consulting, Inc.	SG Americas Securities LLC	(11,971,868)	12/08/25	(0.15)%	1D OBFR01	Monthly	(6,663)
FTI Consulting, Inc.	UBS AG	(11,007,309)	04/18/28	0.00%	1D OBFR01	Monthly	(182,889)
FUCHS SE	SG Americas Securities LLC	(4,618,805)	12/08/25	(0.26)%	1D ESTR	Monthly	781,120
Fuji Corp/Aichi	BNP Paribas SA	(803,157)	03/24/27	(0.25)%	1D TONA	Monthly	(28)
Fuji Electric Co. Ltd.	Citibank N.A.	(1,280,921)	02/26/26	0.00%	1D P TONA	Monthly	13,107
Fuji Electric Co. Ltd.	Citibank N.A.	(1,371,666)	02/26/26	(0.15)%	1D P TONA	Monthly	14,359
Fuji Media Holdings, Inc.	Barclays Bank PLC	(468,907)	09/09/27	(0.82)%	1D P TONA	Monthly	37,512
Fuji Seal International, Inc.	Bank of America N.A.	(9,181)	02/15/28	(0.25)%	1D P TONA	Monthly	(5)
Fuji Seal International, Inc.	Barclays Bank PLC	(1,017,256)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,211)
Fuji Seal International, Inc.	UBS AG	(176,646)	04/03/28	0.00%	1D P TONA	Monthly	277
FUJIFILM Holdings Corp.	Bank of America N.A.	(295,040)	03/15/28	0.00%	1D P TONA	Monthly	2,575
FUJIFILM Holdings Corp.	Barclays Bank PLC	(2,933,648)	05/12/27	(0.20)%	1D P TONA	Monthly	21,439
FUJIFILM Holdings Corp.	Barclays Bank PLC	(1,655,967)	09/09/27	(0.20)%	1D P TONA	Monthly	2,811
Fujikura Ltd.	Bank of America N.A.	(7,329,443)	02/15/28	0.00%	1D P TONA	Monthly	(2,228,403)
Fujikura Ltd.	Bank of America N.A.	(187,401)	03/15/28	(0.25)%	1D P TONA	Monthly	(56,976)
Fujikura Ltd.	Barclays Bank PLC	(8,448,599)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,794,860)
Fujikura Ltd.	Barclays Bank PLC	(2,396,289)	09/09/27	(0.15)%	1D P TONA	Monthly	(509,079)
Fujikura Ltd.	SG Americas Securities LLC	(2,072,944)	12/08/25	(0.25)%	1D P TONA	Monthly	(642,353)
Fujikura Ltd.	SG Americas Securities LLC	(5,736,873)	12/08/25	(0.14)%	1D P TONA	Monthly	(1,777,711)
Fujita Kanko, Inc.	Bank of America N.A.	(1,111,067)	02/15/28	0.00%	1D P TONA	Monthly	53,428
Fujita Kanko, Inc.	Barclays Bank PLC	(1,471,429)	05/12/27	(0.15)%	1D P TONA	Monthly	107,631
Fujita Kanko, Inc.	Goldman Sachs Bank USA	(411,088)	08/19/26	(0.25)%	1D P TONA	Monthly	21,431
Fujita Kanko, Inc.	JPMorgan Chase Bank N.A.	(354,828)	02/10/26	(0.19)%	1D P TONA	Monthly	13,878
Fujita Kanko, Inc.	Morgan Stanley & Co. International PLC	(1,114,969)	01/06/27	(0.26)%	1D P TONA	Monthly	85,163
Fujita Kanko, Inc.	SG Americas Securities LLC	(1,310,690)	12/08/25	(1.25)%	1D P TONA	Monthly	51,264
Fujita Kanko, Inc.	UBS AG	(331,486)	04/03/28	0.00%	1D P TONA	Monthly	18,369
Fukuyama Transporting Co. Ltd.	Bank of America N.A.	(215,988)	02/15/28	(0.25)%	1D P TONA	Monthly	(7,816)
Fukuyama Transporting Co. Ltd.	Barclays Bank PLC	(366,923)	05/12/27	(0.15)%	1D P TONA	Monthly	(11,639)
Fukuyama Transporting Co. Ltd.	Goldman Sachs Bank USA	(353,853)	08/19/26	(0.25)%	1D P TONA	Monthly	(12,805)
Fukuyama Transporting Co. Ltd.	UBS AG	(376,830)	04/03/28	0.00%	1D P TONA	Monthly	(13,636)
Fulton Financial Corp.	UBS AG	(1,969,579)	04/21/28	0.00%	1D OBFR01	Monthly	66,215
Furukawa Electric Co. Ltd.	Bank of America N.A.	(5,181,167)	02/15/28	(0.15)%	1D P TONA	Monthly	(979,806)
Furukawa Electric Co. Ltd.	Bank of America N.A.	(3,327,122)	03/15/28	0.00%	1D P TONA	Monthly	(629,189)
Furukawa Electric Co. Ltd.	Barclays Bank PLC	(1,572,066)	05/12/27	(0.15)%	1D P TONA	Monthly	(288,306)
Furukawa Electric Co. Ltd.	Barclays Bank PLC	(1,102,488)	09/09/27	(0.15)%	1D P TONA	Monthly	(202,189)
Furuno Electric Co. Ltd.	Bank of America N.A.	(94,035)	02/15/28	(0.15)%	1D P TONA	Monthly	(4,032)
Furuno Electric Co. Ltd.	Citibank N.A.	(106,881)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,724)
Furuya Metal Co. Ltd.	Citibank N.A.	(141,089)	02/26/26	0.00%	1D P TONA	Monthly	285
Fuso Chemical Co. Ltd.	Barclays Bank PLC	(1,606,381)	05/12/27	(0.20)%	1D P TONA	Monthly	(31,356)
Fuso Chemical Co. Ltd.	SG Americas Securities LLC	(78,879)	12/08/25	(0.25)%	1D P TONA	Monthly	(6,124)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Fuso Chemical Co. Ltd.	UBS AG	$ (13,312)	04/03/28	0.00%	1D P TONA	Monthly	$ (855)
Futu Holdings Ltd.	Morgan Stanley & Co. International PLC	(2,968,623)	01/06/27	(0.15)%	1D FEDL01	Monthly	199,771
G Mining Ventures Corp.	Bank of America N.A.	(609,390)	02/15/28	(2.45)%	CABROVER	Monthly	9,603
G Mining Ventures Corp.	UBS AG	(746,977)	04/21/28	0.00%	1D CORRA	Monthly	11,771
Galaxy Digital, Inc.	Citibank N.A.	(1,790,209)	02/24/28	(1.28)%	1D CORRA	Monthly	59,546
Galderma Group AG	Morgan Stanley & Co. International PLC	(10,323,761)	01/04/27	(0.26)%	SSARON	Monthly	(22,187)
Galderma Group AG	SG Americas Securities LLC	(524,385)	12/08/25	0.10%	SSARON	Monthly	22,114
Galenica AG	Barclays Bank PLC	(9,426,082)	12/10/26	(0.26)%	SSARON	Monthly	285,880
Galenica AG	BNP Paribas SA	(11,814,782)	03/17/27	(0.26)%	SSARON	Monthly	264,802
Galp Energia SGPS SA	Bank of America N.A.	(1,572,234)	02/15/28	(0.26)%	1D ESTR	Monthly	(58,232)
Galp Energia SGPS SA	Morgan Stanley & Co. International PLC	(4,087,279)	01/04/27	(0.26)%	1D ESTR	Monthly	(86,710)
Gaming and Leisure Properties, Inc.	SG Americas Securities LLC	(11,162,570)	12/08/25	(0.15)%	1D OBFR01	Monthly	444,434
Garrett Motion, Inc.	Bank of America N.A.	(523,956)	02/15/28	(0.15)%	1D OBFR01	Monthly	(93,801)
Garrett Motion, Inc.	Barclays Bank PLC	(3,701,895)	12/23/25	(0.15)%	1D OBFR01	Monthly	(455,961)
Garrett Motion, Inc.	BNP Paribas SA	(293,046)	04/16/26	(0.15)%	1D OBFR01	Monthly	(52,462)
Garrett Motion, Inc.	Goldman Sachs Bank USA	(568,606)	08/19/26	(0.15)%	1D FEDL01	Monthly	(101,794)
Garrett Motion, Inc.	UBS AG	(1,221,953)	04/21/28	0.00%	1D OBFR01	Monthly	(218,758)
Gates Industrial Corp PLC	Barclays Bank PLC	(144,442)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,828)
GATX Corp.	SG Americas Securities LLC	(8,164,805)	12/08/25	(0.15)%	1D OBFR01	Monthly	270,885
GE HealthCare Technologies, Inc.	Barclays Bank PLC	(1,360,528)	12/23/25	(0.15)%	1D OBFR01	Monthly	91,959
GE HealthCare Technologies, Inc.	SG Americas Securities LLC	(10,262,185)	12/08/25	(0.15)%	1D OBFR01	Monthly	524,794
GE Vernova, Inc.	SG Americas Securities LLC	(4,661,099)	12/08/25	(0.15)%	1D OBFR01	Monthly	(713,002)
GE Vernova, Inc.	UBS AG	(1,801,285)	04/18/28	0.00%	1D OBFR01	Monthly	(278,628)
Geberit AG	SG Americas Securities LLC	(218,468)	12/08/25	(0.26)%	SSARON	Monthly	130
Geberit AG	UBS AG	(3,425,710)	04/18/28	0.00%	SSARON	Monthly	9,677
Gen Digital, Inc.	Citibank N.A.	(290,075)	02/24/28	(0.15)%	1D OBFR01	Monthly	3,314
GeneDx Holdings Corp., Class A	Barclays Bank PLC	(3,197,006)	12/23/25	(0.25)%	1D OBFR01	Monthly	(831,854)
GeneDx Holdings Corp., Class A	SG Americas Securities LLC	(6,637,312)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,308,365)
Generac Holdings, Inc.	BNP Paribas SA	(9,295,783)	04/16/26	(0.15)%	1D OBFR01	Monthly	(1,857,618)
General Electric Co.	SG Americas Securities LLC	(11,423,720)	12/08/25	(0.10)%	1D OBFR01	Monthly	(735,573)
General Electric Co.	UBS AG	(4,379,197)	04/18/28	0.00%	1D OBFR01	Monthly	(173,321)
General Mills, Inc.	SG Americas Securities LLC	(27,257,990)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,503,817
Genpact Ltd.	SG Americas Securities LLC	(252,931)	12/08/25	(0.15)%	1D OBFR01	Monthly	11,405
Genting Singapore Ltd.	Barclays Bank PLC	(304,458)	02/22/27	(0.30)%	SORA	Monthly	3,124
Genting Singapore Ltd.	Barclays Bank PLC	(2,759,384)	09/09/27	(0.30)%	SORA	Monthly	28,317
Genting Singapore Ltd.	BNP Paribas SA	(28,870)	03/22/27	(0.30)%	SORA	Monthly	102
Genuine Parts Co.	Barclays Bank PLC	(13,891,519)	12/23/25	(0.15)%	1D OBFR01	Monthly	445,984
Georg Fischer AG, Registered Shares	Barclays Bank PLC	(4,748,070)	11/09/26	(0.26)%	SSARON	Monthly	(141,690)
Georg Fischer AG, Registered Shares	Goldman Sachs Bank USA	(405,078)	08/19/26	(0.26)%	SSARON	Monthly	4,469
Georg Fischer AG, Registered Shares	Goldman Sachs Bank USA	(142,699)	08/19/26	(0.26)%	SSARON	Monthly	1,574
Georg Fischer AG, Registered Shares	Morgan Stanley & Co. International PLC	(713,358)	01/04/27	(0.26)%	SSARON	Monthly	(21,288)
Georg Fischer AG, Registered Shares	Morgan Stanley & Co. International PLC	(3,113,924)	01/06/27	(0.26)%	SSARON	Monthly	(92,825)
Georg Fischer AG, Registered Shares	SG Americas Securities LLC	(990,960)	12/08/25	(0.26)%	SSARON	Monthly	(10,445)
German American Bancorp, Inc.	BNP Paribas SA	(948,982)	04/16/26	(0.15)%	1D OBFR01	Monthly	29,207
German American Bancorp, Inc.	Morgan Stanley & Co. International PLC	(1,124,731)	01/04/27	(0.15)%	1D FEDL01	Monthly	64,570
German American Bancorp, Inc.	SG Americas Securities LLC	(803,945)	12/08/25	(0.15)%	1D OBFR01	Monthly	46,341
Gestamp Automocion SA	Bank of America N.A.	(681,120)	02/15/28	(0.26)%	1D ESTR	Monthly	(25,731)
Gestamp Automocion SA	Morgan Stanley & Co. International PLC	(626,517)	01/04/27	(0.26)%	1D ESTR	Monthly	(33,230)
Gestamp Automocion SA	SG Americas Securities LLC	(7,188,247)	12/08/25	(0.26)%	1D ESTR	Monthly	(289,088)
Getlink SE	UBS AG	(5,861,342)	04/18/28	0.00%	1D ESTR	Monthly	(37,852)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Getlink SE	UBS AG	$ (2,784,451)	09/03/29	0.00%	1D ESTR	Monthly	$ (17,982)
Gibson Energy, Inc.	Morgan Stanley & Co. International PLC	(5,136,181)	01/04/27	(0.20)%	CABROVER	Monthly	(97,955)
Gibson Energy, Inc.	Morgan Stanley & Co. International PLC	(3,857,409)	01/06/27	(0.20)%	CABROVER	Monthly	(9,624)
GigaCloud Technology, Inc., Class A	Morgan Stanley & Co. International PLC	(3,508,008)	01/04/27	(0.43)%	1D FEDL01	Monthly	81,546
Gildan Activewear, Inc.	Morgan Stanley & Co. International PLC	(6,179,603)	01/04/27	(0.20)%	CABROVER	Monthly	79,724
Gildan Activewear, Inc.	Morgan Stanley & Co. International PLC	(954,285)	01/06/27	(0.20)%	CABROVER	Monthly	14,957
Gilead Sciences, Inc.	BNP Paribas SA	(3,988,924)	04/16/26	(0.15)%	1D OBFR01	Monthly	66,634
Glanbia PLC	Barclays Bank PLC	(5,792,153)	12/10/26	(0.26)%	1D ESTR	Monthly	103,110
Glanbia PLC	SG Americas Securities LLC	(9,923,539)	12/08/25	(0.26)%	1D ESTR	Monthly	(21,422)
Glaukos Corp.	Barclays Bank PLC	(9,172,508)	12/23/25	(0.15)%	1D OBFR01	Monthly	977,601
Glenveagh Properties PLC	Barclays Bank PLC	(170,685)	12/10/26	(0.26)%	1D ESTR	Monthly	1,182
Glenveagh Properties PLC	SG Americas Securities LLC	(1,695,170)	12/08/25	(0.26)%	1D ESTR	Monthly	(78,749)
Global Business Travel Group, Inc.	SG Americas Securities LLC	(822,674)	12/08/25	(0.15)%	1D OBFR01	Monthly	(5,150)
Global Business Travel Group, Inc.	UBS AG	(3,566,324)	04/21/28	0.00%	1D OBFR01	Monthly	(86,129)
Global Net Lease, Inc.	Barclays Bank PLC	(7,091,708)	12/23/25	(0.15)%	1D OBFR01	Monthly	60,355
Global-e Online Ltd.	UBS AG	(239,766)	04/18/28	0.00%	1D OBFR01	Monthly	6,688
Globalstar, Inc.	UBS AG	(7,631,343)	04/21/28	0.00%	1D OBFR01	Monthly	914,964
GMO Payment Gateway, Inc.	Barclays Bank PLC	(6,389,207)	05/12/27	(0.20)%	1D P TONA	Monthly	158,279
GMO Payment Gateway, Inc.	Barclays Bank PLC	(8,165,105)	09/09/27	(0.20)%	1D P TONA	Monthly	195,313
Godo Steel Ltd.	Bank of America N.A.	(12,699)	02/15/28	(0.25)%	1D P TONA	Monthly	82
Godo Steel Ltd.	Barclays Bank PLC	(195,000)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,817)
Godo Steel Ltd.	BNP Paribas SA	(236,273)	03/24/27	(0.95)%	1D TONA	Monthly	1,607
Godo Steel Ltd.	Citibank N.A.	(61,137)	02/26/26	0.00%	1D P TONA	Monthly	124
Godo Steel Ltd.	Morgan Stanley & Co. International PLC	(132,500)	01/06/27	(0.25)%	1D P TONA	Monthly	(1,235)
Godo Steel Ltd.	SG Americas Securities LLC	(77,603)	12/08/25	(0.25)%	1D P TONA	Monthly	(619)
Gogo, Inc.	BNP Paribas SA	(1,529,371)	04/16/26	(0.15)%	1D OBFR01	Monthly	(25,242)
Golar LNG Ltd.	SG Americas Securities LLC	(7,472,865)	12/08/25	(0.15)%	1D OBFR01	Monthly	131,979
Gold Road Resources Ltd.	BNP Paribas SA	(3,210,661)	03/22/27	(0.25)%	1D AONIA	Monthly	40,153
Goldman Sachs Group, Inc.	Citibank N.A.	(230,916)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,262
Goodman Group	Barclays Bank PLC	(15,304,859)	05/12/27	(0.25)%	1D AONIA	Monthly	131,732
Goodman Group	Barclays Bank PLC	(29,663,917)	09/09/27	(0.25)%	1D AONIA	Monthly	257,972
GoodRx Holdings, Inc., Class A	Barclays Bank PLC	(1,583,753)	12/23/25	(0.15)%	1D OBFR01	Monthly	41,847
Goosehead Insurance, Inc.	UBS AG	(288,320)	04/21/28	0.00%	1D OBFR01	Monthly	863
GPT Group	Barclays Bank PLC	(1,676,502)	05/12/27	(0.25)%	1D AONIA	Monthly	(6,202)
GPT Group	Barclays Bank PLC	(7,506,115)	09/09/27	(0.25)%	1D AONIA	Monthly	(28,274)
GPT Group	BNP Paribas SA	(4,293,663)	09/07/26	(0.25)%	1D AONIA	Monthly	(23,588)
GPT Group	BNP Paribas SA	(1,215,824)	03/22/27	(0.25)%	1D AONIA	Monthly	(3,296)
Graham Holdings Co, Class B	SG Americas Securities LLC	(1,018,290)	12/08/25	(0.15)%	1D OBFR01	Monthly	(21,766)
Graphic Packaging Holding Co.	SG Americas Securities LLC	(2,413,478)	12/08/25	(0.15)%	1D OBFR01	Monthly	44,078
Greatland Resources Ltd.	BNP Paribas SA	(7,426,095)	03/17/27	(0.25)%	1D SONIA	Monthly	2,029,353
Greatland Resources Ltd.	Morgan Stanley & Co. International PLC	(404,746)	01/04/27	(0.25)%	1D SONIA	Monthly	112,362
Green Brick Partners, Inc.	SG Americas Securities LLC	(7,720,661)	12/08/25	(0.15)%	1D OBFR01	Monthly	224,063
Green Brick Partners, Inc.	UBS AG	(2,324,049)	04/21/28	0.00%	1D OBFR01	Monthly	76,680
Greenlight Capital Ltd.	BNP Paribas SA	(151,462)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,963
Greif, Inc., Class A	BNP Paribas SA	(2,329,311)	04/16/26	(0.15)%	1D OBFR01	Monthly	58,707
Greif, Inc., Class A	SG Americas Securities LLC	(1,648,499)	12/08/25	(0.15)%	1D OBFR01	Monthly	115,523
Groupe Bruxelles Lambert NV	SG Americas Securities LLC	(109,455)	12/08/25	(0.26)%	1D ESTR	Monthly	4,620
GS Yuasa Corp.	Barclays Bank PLC	(294,685)	05/12/27	(0.16)%	1D P TONA	Monthly	(8,607)
GS Yuasa Corp.	BNP Paribas SA	(4,034,882)	03/24/27	(0.15)%	1D TONA	Monthly	23,890
GSK PLC	Citibank N.A.	(1,662,837)	06/25/26	(0.25)%	1D SONIA	Monthly	26,931
GSK PLC	UBS AG	(259,389)	09/03/29	0.00%	1D SONIA	Monthly	4,559
G-Tekt Corp.	Barclays Bank PLC	(74,957)	05/12/27	(0.15)%	1D P TONA	Monthly	(210)
G-Tekt Corp.	Citibank N.A.	(93,724)	02/26/26	(0.15)%	1D P TONA	Monthly	1,305
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
G-Tekt Corp.	Morgan Stanley & Co. International PLC	$ (17,203)	01/06/27	(0.25)%	1D P TONA	Monthly	$ (48)
Guess?, Inc.	Bank of America N.A.	(1,425,383)	02/15/28	(0.71)%	1D OBFR01	Monthly	(70,176)
Guess?, Inc.	Barclays Bank PLC	(2,987,289)	12/23/25	(0.15)%	1D OBFR01	Monthly	89,173
Guess?, Inc.	BNP Paribas SA	(1,267,571)	04/16/26	(0.15)%	1D OBFR01	Monthly	(62,407)
Guess?, Inc.	Morgan Stanley & Co. International PLC	(1,767,473)	01/04/27	(0.23)%	1D FEDL01	Monthly	52,760
Guess?, Inc.	SG Americas Securities LLC	(1,219,253)	12/08/25	(0.15)%	1D OBFR01	Monthly	44,287
Guess?, Inc.	UBS AG	(2,683,364)	04/21/28	0.00%	1D OBFR01	Monthly	(132,111)
GungHo Online Entertainment, Inc.	Barclays Bank PLC	(1,307,429)	05/12/27	(0.18)%	1D P TONA	Monthly	(53,696)
Gunma Bank Ltd.	Barclays Bank PLC	(330,202)	05/12/27	(0.20)%	1D P TONA	Monthly	(8,772)
Gunze Ltd.	Bank of America N.A.	(656,446)	02/15/28	0.00%	1D P TONA	Monthly	(25,133)
Gunze Ltd.	Barclays Bank PLC	(852,135)	05/12/27	(0.15)%	1D P TONA	Monthly	(44,812)
Gunze Ltd.	SG Americas Securities LLC	(220,849)	12/08/25	(0.25)%	1D P TONA	Monthly	(12,256)
GXO Logistics, Inc.	Barclays Bank PLC	(33,244)	12/23/25	(0.15)%	1D OBFR01	Monthly	784
GXO Logistics, Inc.	SG Americas Securities LLC	(12,312,740)	12/08/25	(0.15)%	1D OBFR01	Monthly	136,723
H & M Hennes & Mauritz AB	Barclays Bank PLC	(566,788)	08/17/26	(0.26)%	1D STIBOR	Monthly	29,768
H & M Hennes & Mauritz AB	BNP Paribas SA	(343,988)	11/17/25	(0.41)%	1D STIBOR	Monthly	22,918
H & M Hennes & Mauritz AB	BNP Paribas SA	(305,742)	08/17/26	(0.41)%	1D STIBOR	Monthly	14,634
H & M Hennes & Mauritz AB	SG Americas Securities LLC	(480,421)	12/08/25	(0.26)%	1D STIBOR	Monthly	19,367
H & M Hennes & Mauritz AB	UBS AG	(37,320)	04/18/28	0.00%	TN STIBOR	Monthly	2,994
H&R Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(1,478,400)	01/04/27	(0.20)%	CABROVER	Monthly	29,993
H.U. Group Holdings, Inc.	Barclays Bank PLC	(3,220,040)	05/12/27	(0.15)%	1D P TONA	Monthly	(95,434)
Hachijuni Bank Ltd.	Citibank N.A.	(1,403,209)	02/26/26	(0.15)%	1D P TONA	Monthly	(29,958)
Hakuhodo DY Holdings, Inc.	Citibank N.A.	(478,206)	02/26/26	(0.15)%	1D P TONA	Monthly	15,483
Haleon PLC	Bank of America N.A.	(14,369,313)	02/15/28	(0.25)%	1D SONIA	Monthly	308,102
Haleon PLC	Bank of America N.A.	(16,302,298)	02/15/28	0.00%	1D SONIA	Monthly	368,807
Haleon PLC	BNP Paribas SA	(2,211,007)	03/22/27	(0.25)%	1D SONIA	Monthly	70,412
Haleon PLC	JPMorgan Chase Bank N.A.	(3,015,905)	02/10/26	(0.05)%	1D SONIA	Monthly	130,168
Haleon PLC	UBS AG	(145,352)	09/03/29	0.00%	1D SONIA	Monthly	3,890
Hamamatsu Photonics	Citibank N.A.	(1,146,333)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,166)
Hamamatsu Photonics	Citibank N.A.	(372,268)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,428)
Hamilton Insurance Group Ltd., Class B	Morgan Stanley & Co. International PLC	(2,148,351)	01/04/27	(0.15)%	1D FEDL01	Monthly	7,990
Hamilton Insurance Group Ltd., Class B	SG Americas Securities LLC	(5,687,055)	12/08/25	(0.15)%	1D OBFR01	Monthly	(101,534)
Hamilton Lane, Inc., Class A	SG Americas Securities LLC	(974,133)	12/08/25	(0.15)%	1D OBFR01	Monthly	(34,093)
Hamilton Lane, Inc., Class A	UBS AG	(15,687,316)	04/18/28	0.00%	1D OBFR01	Monthly	(694,833)
Hancock Whitney Corp.	UBS AG	(1,555,231)	04/18/28	0.00%	1D OBFR01	Monthly	(40,070)
Hanesbrands, Inc.	SG Americas Securities LLC	(9,563,830)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,169,825
Hanesbrands, Inc.	UBS AG	(7,485,033)	04/21/28	0.00%	1D OBFR01	Monthly	511,506
Hang Seng Bank Ltd.	Bank of America N.A.	(6,789,358)	02/15/28	(0.30)%	HONIA	Monthly	498,002
Hang Seng Bank Ltd.	Bank of America N.A.	(5,794,298)	02/15/28	0.00%	HONIA	Monthly	425,014
Hang Seng Bank Ltd.	UBS AG	(2,994,611)	04/18/28	0.00%	HONIA	Monthly	219,656
Hang Seng Bank Ltd.	UBS AG	(1,130,250)	09/03/29	0.00%	HONIA	Monthly	82,904
Hankyu Hanshin Holdings, Inc.	Bank of America N.A.	(1,091,269)	03/15/28	0.00%	1D P TONA	Monthly	1,892
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(30,211,750)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,281,141)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(12,635,430)	09/09/27	(0.20)%	1D P TONA	Monthly	(481,396)
Hankyu Hanshin Holdings, Inc.	Morgan Stanley & Co. International PLC	(709,435)	01/07/27	(0.25)%	1D P TONA	Monthly	(30,716)
Hankyu Hanshin Holdings, Inc.	SG Americas Securities LLC	(310,936)	12/08/25	(0.25)%	1D P TONA	Monthly	(12,228)
Hankyu Hanshin REIT, Inc.	Barclays Bank PLC	(500,492)	05/12/27	(0.15)%	1D P TONA	Monthly	4,126
Hankyu Hanshin REIT, Inc.	UBS AG	(220,571)	04/03/28	0.00%	1D P TONA	Monthly	435
Hannover Rueck SE	UBS AG	(8,731,414)	04/18/28	0.00%	1D ESTR	Monthly	(78,891)
Hannover Rueck SE	UBS AG	(113,679)	09/03/29	0.00%	1D ESTR	Monthly	229
Harley-Davidson, Inc.	SG Americas Securities LLC	(27,768,702)	12/08/25	(0.15)%	1D OBFR01	Monthly	274,780
Harmonic Drive Systems, Inc.	Bank of America N.A.	(4,060,337)	02/15/28	0.00%	1D P TONA	Monthly	(497,451)
Harmonic Drive Systems, Inc.	Barclays Bank PLC	(1,673,458)	05/12/27	(0.15)%	1D P TONA	Monthly	(68,891)
Harmonic, Inc.	BNP Paribas SA	(399,738)	04/16/26	(0.15)%	1D OBFR01	Monthly	22,183
Harmonic, Inc.	SG Americas Securities LLC	(988,293)	12/08/25	(0.15)%	1D OBFR01	Monthly	73,127

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Harvey Norman Holdings Ltd.	Barclays Bank PLC	$ (1,317,482)	05/12/27	(0.40)%	1D AONIA	Monthly	$ (24,288)
Hawaiian Electric Industries, Inc.	UBS AG	(6,030,442)	04/21/28	0.00%	1D OBFR01	Monthly	(138,049)
Hawkins, Inc.	Bank of America N.A.	(325,545)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,118)
Hawkins, Inc.	BNP Paribas SA	(803,314)	04/16/26	(0.15)%	1D OBFR01	Monthly	(29,904)
Hawkins, Inc.	Goldman Sachs Bank USA	(480,603)	08/19/26	(0.15)%	1D FEDL01	Monthly	(17,891)
Hays PLC	Bank of America N.A.	(510,317)	02/15/28	(0.25)%	1D SONIA	Monthly	25,307
Hays PLC	Goldman Sachs Bank USA	(3,046,713)	08/19/26	(0.25)%	1D SONIA	Monthly	163,082
Hayward Holdings, Inc.	SG Americas Securities LLC	(5,454,190)	12/08/25	(0.15)%	1D OBFR01	Monthly	(292,301)
HBX Group International PLC	BNP Paribas SA	(94,897)	03/17/27	(0.26)%	1D ESTR	Monthly	20,426
HCI Group, Inc.	Morgan Stanley & Co. International PLC	(226,801)	01/04/27	(0.15)%	1D FEDL01	Monthly	(2,585)
HCI Group, Inc.	UBS AG	(1,161,595)	04/21/28	0.00%	1D OBFR01	Monthly	(11,100)
Healthcare Realty Trust, Inc., Class A	SG Americas Securities LLC	(1,730,095)	12/08/25	(0.15)%	1D OBFR01	Monthly	58,758
Healthpeak Properties, Inc.	Morgan Stanley & Co. International PLC	(6,877,927)	01/06/27	(0.15)%	1D FEDL01	Monthly	548,651
HealthStream, Inc.	Bank of America N.A.	(1,006,490)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,734
HealthStream, Inc.	BNP Paribas SA	(1,801,263)	04/16/26	(0.15)%	1D OBFR01	Monthly	43,181
HealthStream, Inc.	UBS AG	(122,084)	04/21/28	0.00%	1D OBFR01	Monthly	2,925
Hecla Mining Co.	SG Americas Securities LLC	(7,359,241)	12/08/25	(0.13)%	1D OBFR01	Monthly	(197,475)
Heineken Holding NV	UBS AG	(428,872)	09/03/29	0.00%	1D ESTR	Monthly	1,788
Heiwa Corp.	Barclays Bank PLC	(1,387,948)	05/12/27	(0.60)%	1D P TONA	Monthly	(34,913)
Helia Group Ltd.	BNP Paribas SA	(1,879,127)	03/22/27	(0.25)%	1D AONIA	Monthly	40,247
Helios Technologies, Inc.	Barclays Bank PLC	(1,281,077)	12/23/25	(0.15)%	1D OBFR01	Monthly	(2,449)
Helios Technologies, Inc.	Goldman Sachs Bank USA	(3,538,054)	08/18/26	(0.15)%	1D FEDL01	Monthly	(262,040)
Hensoldt AG	Morgan Stanley & Co. International PLC	(1,625,136)	01/04/27	(0.26)%	1D ESTR	Monthly	68,052
Hensoldt AG	SG Americas Securities LLC	(704,816)	12/08/25	(0.26)%	1D ESTR	Monthly	52,284
Herbalife Ltd.	Barclays Bank PLC	(1,001,155)	12/23/25	(0.15)%	1D OBFR01	Monthly	41,715
Herbalife Ltd.	BNP Paribas SA	(1,385,142)	04/16/26	(0.15)%	1D OBFR01	Monthly	11,941
Herbalife Ltd.	Goldman Sachs Bank USA	(2,691,358)	08/19/26	(0.15)%	1D FEDL01	Monthly	23,201
Hertz Global Holdings, Inc.	BNP Paribas SA	(225,291)	04/16/26	(0.58)%	1D OBFR01	Monthly	38,471
Hertz Global Holdings, Inc.	UBS AG	(5,455,610)	04/21/28	0.00%	1D OBFR01	Monthly	931,618
Hewlett Packard Enterprise Co.	SG Americas Securities LLC	(15,938,599)	12/08/25	(0.15)%	1D OBFR01	Monthly	47,665
Hexagon Composites ASA	Morgan Stanley & Co. International PLC	(2,028,059)	01/04/27	(0.26)%	NOWA	Monthly	(27,887)
Hexagon Composites ASA	SG Americas Securities LLC	(89,795)	12/08/25	(0.26)%	NOWA	Monthly	4,005
Hexatronic Group AB	Bank of America N.A.	(85,320)	02/15/28	(0.26)%	1D STIBOR	Monthly	2,152
Hexatronic Group AB	Barclays Bank PLC	(551,169)	01/18/27	(0.68)%	1D STIBOR	Monthly	(28,786)
Hexatronic Group AB	BNP Paribas SA	(1,608,510)	11/17/25	(0.80)%	1D STIBOR	Monthly	40,569
Hexatronic Group AB	Morgan Stanley & Co. International PLC	(251,725)	01/04/27	(0.88)%	1D STIBOR	Monthly	(8,527)
Hexatronic Group AB	SG Americas Securities LLC	(489,694)	12/08/25	(0.71)%	1D STIBOR	Monthly	(154)
Hexcel Corp.	Bank of America N.A.	(880,526)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,389
Hexpol AB	Barclays Bank PLC	(2,833,861)	01/18/27	(0.26)%	1D STIBOR	Monthly	73,987
HighPeak Energy, Inc.	Bank of America N.A.	(11,548)	02/15/28	(8.94)%	1D OBFR01	Monthly	(1,403)
HighPeak Energy, Inc.	Barclays Bank PLC	(1,843,822)	12/23/25	(8.25)%	1D OBFR01	Monthly	(357,724)
HighPeak Energy, Inc.	UBS AG	(46,939)	04/21/28	0.00%	1D OBFR01	Monthly	(5,702)
Highwoods Properties, Inc.	Barclays Bank PLC	(17,309,506)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,048,212
Hikma Pharmaceuticals PLC	Barclays Bank PLC	(269,148)	08/17/26	(0.25)%	1D SONIA	Monthly	3,775
Hikma Pharmaceuticals PLC	Morgan Stanley & Co. International PLC	(3,056,762)	01/04/27	(0.25)%	1D SONIA	Monthly	42,870
Hikma Pharmaceuticals PLC	Morgan Stanley & Co. International PLC	(10,730,066)	01/27/27	(0.25)%	1D SONIA	Monthly	144,972
Hikma Pharmaceuticals PLC	SG Americas Securities LLC	(13,566,157)	12/08/25	(0.22)%	1D SONIA	Monthly	129,336
Hillman Solutions Corp.	Barclays Bank PLC	(5,678,489)	12/23/25	(0.15)%	1D OBFR01	Monthly	147,220
Hilton Grand Vacations, Inc.	Morgan Stanley & Co. International PLC	(3,182,649)	01/04/27	(0.15)%	1D FEDL01	Monthly	242,098
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	(18,769,520)	02/15/28	(0.15)%	1D OBFR01	Monthly	428,290
Hims & Hers Health, Inc.	Goldman Sachs Bank USA	(1,570,921)	08/18/26	(0.15)%	1D FEDL01	Monthly	(489,395)
Hims & Hers Health, Inc.	SG Americas Securities LLC	(4,298,345)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,511,795)
Hino Motors Ltd.	Barclays Bank PLC	(6,640,060)	05/12/27	(0.20)%	1D P TONA	Monthly	198,510
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hippo Holdings, Inc.	UBS AG	$ (422,264)	04/21/28	0.00%	1D OBFR01	Monthly	$ 9,806
Hisamitsu Pharmaceutical Co., Inc.	UBS AG	(185,930)	04/03/28	0.00%	1D P TONA	Monthly	182
HKT Trust & HKT Ltd.	Bank of America N.A.	(145,325)	02/15/28	(0.15)%	HONIA	Monthly	464
Hms Networks Ab	Bank of America N.A.	(987,204)	02/15/28	(0.26)%	1D STIBOR	Monthly	(12,950)
Hms Networks Ab	BNP Paribas SA	(1,529,122)	11/17/25	(0.25)%	1D STIBOR	Monthly	(5,565)
Hms Networks Ab	UBS AG	(347,511)	04/24/28	0.00%	TN STIBOR	Monthly	(4,572)
Hochschild Mining PLC	Bank of America N.A.	(1,213,075)	02/15/28	(0.25)%	1D SONIA	Monthly	(20,639)
Hochschild Mining PLC	BNP Paribas SA	(1,500,171)	03/17/27	(0.25)%	1D SONIA	Monthly	(21,199)
Hoegh Autoliners ASA	Barclays Bank PLC	(6,937)	12/11/26	(1.00)%	NOWA	Monthly	(459)
Hoegh Autoliners ASA	BNP Paribas SA	(7,008)	03/17/27	(1.43)%	NOWA	Monthly	(389)
Hoegh Autoliners ASA	Citibank N.A.	(726)	02/26/26	(1.50)%	NOWA	Monthly	(27)
Hogy Medical Co. Ltd.	Barclays Bank PLC	(213,064)	05/12/27	(0.19)%	1D P TONA	Monthly	(52,172)
Hogy Medical Co. Ltd.	BNP Paribas SA	(767,056)	03/24/27	(0.25)%	1D TONA	Monthly	(192,845)
Hoist Finance AB	Bank of America N.A.	(99,768)	02/15/28	(0.26)%	1D STIBOR	Monthly	5,841
Hoist Finance AB	BNP Paribas SA	(53,468)	11/17/25	(0.25)%	1D STIBOR	Monthly	3,131
Hokkaido Electric Power Co., Inc.	Barclays Bank PLC	(137,090)	05/12/27	0.00%	1D P TONA	Monthly	508
Hokuetsu Corp.	Bank of America N.A.	(493,027)	02/15/28	(8.00)%	1D P TONA	Monthly	(6,288)
Hokuetsu Corp.	UBS AG	(102,326)	04/03/28	0.00%	1D P TONA	Monthly	(1,305)
Holcim AG	Bank of America N.A.	(1,256,629)	02/15/28	0.00%	SSARON	Monthly	3,678
Holmen AB	SG Americas Securities LLC	(1,283,143)	12/08/25	(0.26)%	1D STIBOR	Monthly	28,844
Holmen AB	UBS AG	(8,083,953)	09/03/29	0.00%	TN STIBOR	Monthly	269,896
Hologic, Inc.	BNP Paribas SA	(3,975,664)	04/16/26	(0.15)%	1D OBFR01	Monthly	(63,071)
HomeCo Daily Needs REIT	Barclays Bank PLC	(171,559)	05/12/27	(0.40)%	1D AONIA	Monthly	(4,032)
Honda Motor Co. Ltd.	Barclays Bank PLC	(11,201,675)	05/12/27	(0.20)%	1D P TONA	Monthly	(578,893)
Honda Motor Co. Ltd.	BNP Paribas SA	(18,524,271)	09/09/26	(0.25)%	1D TONA	Monthly	(424,647)
Honda Motor Co. Ltd.	BNP Paribas SA	(22,071,352)	03/24/27	(0.25)%	1D TONA	Monthly	(500,047)
Honest Co., Inc.	UBS AG	(352,406)	04/21/28	0.00%	1D OBFR01	Monthly	17,577
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(4,063,620)	02/15/28	0.00%	HONIA	Monthly	(129,641)
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(4,349,046)	02/15/28	(0.15)%	HONIA	Monthly	(136,976)
Hong Kong & China Gas Co. Ltd.	Morgan Stanley & Co. International PLC	(666,516)	01/06/27	(0.30)%	HONIA	Monthly	(7,369)
Hong Kong & China Gas Co. Ltd.	UBS AG	(390,101)	04/18/28	0.00%	HONIA	Monthly	(12,445)
Hong Kong & China Gas Co. Ltd.	UBS AG	(4,348,195)	09/03/29	0.00%	HONIA	Monthly	(138,720)
Horace Mann Educators Corp.	Bank of America N.A.	(738,106)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,753)
Horace Mann Educators Corp.	Barclays Bank PLC	(2,073,380)	12/23/25	(0.15)%	1D OBFR01	Monthly	(58,861)
Horace Mann Educators Corp.	Morgan Stanley & Co. International PLC	(1,629,046)	01/04/27	(0.15)%	1D FEDL01	Monthly	(38,470)
Hoshino Resorts REIT, Inc.	Barclays Bank PLC	(591,944)	05/12/27	(0.20)%	1D P TONA	Monthly	(6,624)
Hoshizaki Corp.	Barclays Bank PLC	(12,690,154)	05/12/27	(0.20)%	1D P TONA	Monthly	(150,886)
Hoshizaki Corp.	Barclays Bank PLC	(12,392,329)	09/09/27	(0.20)%	1D P TONA	Monthly	(143,951)
Hoshizaki Corp.	SG Americas Securities LLC	(3,200,656)	12/08/25	(0.21)%	1D P TONA	Monthly	(117,469)
Hoshizaki Corp.	SG Americas Securities LLC	(2,516,924)	12/08/25	(0.25)%	1D P TONA	Monthly	(92,375)
Hoshizaki Corp.	UBS AG	(579,979)	04/18/28	0.00%	1D P TONA	Monthly	4,700
Host Hotels & Resorts, Inc.	Barclays Bank PLC	(7,578,753)	12/23/25	(0.15)%	1D OBFR01	Monthly	345,116
Host Hotels & Resorts, Inc.	SG Americas Securities LLC	(21,693,286)	12/08/25	(0.15)%	1D OBFR01	Monthly	616,744
House Foods Group, Inc.	Citibank N.A.	(1,225,070)	02/26/26	(0.15)%	1D P TONA	Monthly	76,684
Howden Joinery Group PLC	BNP Paribas SA	(8,056,155)	03/22/27	(0.25)%	1D SONIA	Monthly	(579,652)
Howden Joinery Group PLC	UBS AG	(864,611)	09/03/29	0.00%	1D SONIA	Monthly	(63,621)
Howmet Aerospace, Inc.	Morgan Stanley & Co. International PLC	(5,697,119)	01/06/27	(0.15)%	1D FEDL01	Monthly	150,675
Howmet Aerospace, Inc.	SG Americas Securities LLC	(7,010,826)	12/08/25	(0.15)%	1D OBFR01	Monthly	260,642
Hoya Corp.	BNP Paribas SA	(1,769,985)	03/24/27	(0.25)%	1D TONA	Monthly	(21,525)
Hoya Corp.	Citibank N.A.	(1,047,061)	02/26/26	(0.15)%	1D P TONA	Monthly	(63,170)
HP, Inc.	BNP Paribas SA	(389,042)	04/16/26	(0.15)%	1D OBFR01	Monthly	13,149
HSBC Holdings PLC	SG Americas Securities LLC	(6,816,223)	12/08/25	(0.25)%	1D SONIA	Monthly	204,756
HSBC Holdings PLC	UBS AG	(2,077,706)	09/03/29	0.00%	1D SONIA	Monthly	47,134
Hufvudstaden AB	Bank of America N.A.	(841,684)	02/15/28	(0.26)%	1D STIBOR	Monthly	13,590
Hufvudstaden AB	Goldman Sachs Bank USA	(589,464)	08/19/26	(0.26)%	1D STIBOR	Monthly	9,518
Humana, Inc.	Morgan Stanley & Co. International PLC	(1,253,721)	01/06/27	(0.15)%	1D FEDL01	Monthly	(74,338)
Hyakugo Bank Ltd.	Barclays Bank PLC	(1,458,352)	05/12/27	(0.20)%	1D P TONA	Monthly	(16,575)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hyakugo Bank Ltd.	BNP Paribas SA	$ (233,050)	03/24/27	(0.25)%	1D TONA	Monthly	$ (901)
Hyakugo Bank Ltd.	Citibank N.A.	(201,675)	02/26/26	(0.15)%	1D P TONA	Monthly	6,304
Hyakugo Bank Ltd.	Morgan Stanley & Co. International PLC	(145,245)	01/06/27	(0.25)%	1D P TONA	Monthly	(2,148)
Hyakugo Bank Ltd.	SG Americas Securities LLC	(395,787)	12/08/25	(0.25)%	1D P TONA	Monthly	(24,137)
Hyakujushi Bank Ltd.	Barclays Bank PLC	(107,447)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,092)
Hyakujushi Bank Ltd.	BNP Paribas SA	(94,423)	03/24/27	0.00%	1D TONA	Monthly	(959)
Hyatt Hotels Corp., Class A	Bank of America N.A.	(1,665,670)	02/15/28	(0.15)%	1D OBFR01	Monthly	65,660
Hyatt Hotels Corp., Class A	SG Americas Securities LLC	(20,674,758)	12/08/25	(0.15)%	1D OBFR01	Monthly	824,490
Hyatt Hotels Corp., Class A	UBS AG	(481,500)	04/18/28	0.00%	1D OBFR01	Monthly	23,206
Hydro One Ltd.	Morgan Stanley & Co. International PLC	(4,571,290)	01/06/27	(0.20)%	CABROVER	Monthly	(12,346)
Hyster-Yale, Inc.	BNP Paribas SA	(1,562,128)	04/16/26	(0.15)%	1D OBFR01	Monthly	(56,644)
Hyster-Yale, Inc.	SG Americas Securities LLC	(303,018)	12/08/25	(0.15)%	1D OBFR01	Monthly	504
I3 Verticals, Inc., Class A	Morgan Stanley & Co. International PLC	(2,114,827)	01/04/27	(0.15)%	1D FEDL01	Monthly	62,046
I3 Verticals, Inc., Class A	UBS AG	(8,017,905)	04/21/28	0.00%	1D OBFR01	Monthly	65,318
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(1,606,179)	01/04/27	(0.20)%	CABROVER	Monthly	66,736
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(3,560,229)	01/06/27	(0.20)%	CABROVER	Monthly	224,197
IAC, Inc.	Morgan Stanley & Co. International PLC	(1,125,878)	01/04/27	(0.15)%	1D FEDL01	Monthly	17,500
IAMGOLD Corp.	Goldman Sachs Bank USA	(1,341,766)	08/18/26	(0.15)%	1D CORRA	Monthly	36,264
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(7,906,243)	01/04/27	(0.20)%	CABROVER	Monthly	574,362
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(8,057,906)	01/06/27	(0.20)%	CABROVER	Monthly	439,571
Iberdrola SA	Bank of America N.A.	(4,586,807)	02/15/28	0.00%	1D ESTR	Monthly	(56,205)
Iberdrola SA	Morgan Stanley & Co. International PLC	0	01/06/27	(0.26)%	1D ESTR	Monthly	(160,454)
Iberdrola SA	UBS AG	(24,758,156)	04/18/28	0.00%	1D ESTR	Monthly	246,242
Iberdrola SA	UBS AG	(22,088,900)	09/03/29	0.00%	1D ESTR	Monthly	210,779
Ibiden Co. Ltd.	Bank of America N.A.	(1,228,775)	02/15/28	(0.15)%	1D P TONA	Monthly	10,791
Ibiden Co. Ltd.	Bank of America N.A.	(1,305,573)	03/15/28	(0.15)%	1D P TONA	Monthly	11,465
Ibiden Co. Ltd.	Barclays Bank PLC	(9,858,336)	05/12/27	(0.15)%	1D P TONA	Monthly	(202,719)
Ibiden Co. Ltd.	Barclays Bank PLC	(2,196,267)	09/09/27	(0.15)%	1D P TONA	Monthly	(45,162)
Ibiden Co. Ltd.	SG Americas Securities LLC	(65,690)	12/08/25	(0.25)%	1D P TONA	Monthly	2,253
Ibotta, Inc., Class A	Barclays Bank PLC	(2,591,179)	12/23/25	(0.25)%	1D OBFR01	Monthly	224,612
Ibotta, Inc., Class A	BNP Paribas SA	(42,742)	04/16/26	(0.15)%	1D OBFR01	Monthly	431
Ibstock PLC	Bank of America N.A.	(3,582,984)	02/15/28	(0.25)%	1D SONIA	Monthly	13,132
Ibstock PLC	BNP Paribas SA	(3,462,118)	03/17/27	(0.25)%	1D SONIA	Monthly	20,133
Ibstock PLC	Goldman Sachs Bank USA	(425,661)	08/19/26	(0.25)%	1D SONIA	Monthly	2,815
Ibstock PLC	UBS AG	(578,477)	04/24/28	0.00%	1D SONIA	Monthly	3,826
ICADE	Morgan Stanley & Co. International PLC	(6,815,538)	01/04/27	(0.26)%	1D ESTR	Monthly	43,850
Ichibanya Co. Ltd.	Bank of America N.A.	(794,254)	02/15/28	(0.25)%	1D P TONA	Monthly	(51,220)
Ichibanya Co. Ltd.	Barclays Bank PLC	(2,907,493)	05/12/27	(0.20)%	1D P TONA	Monthly	(79,761)
Ichibanya Co. Ltd.	BNP Paribas SA	(486,018)	03/24/27	(0.25)%	1D TONA	Monthly	(31,342)
Ichibanya Co. Ltd.	Morgan Stanley & Co. International PLC	(1,885,942)	01/06/27	(0.26)%	1D P TONA	Monthly	(51,737)
Ichor Holdings Ltd.	Morgan Stanley & Co. International PLC	(2,387,151)	01/04/27	(0.15)%	1D FEDL01	Monthly	171,522
ICL Group Ltd.	Bank of America N.A.	(1,891,742)	02/15/28	(1.50)%	SHIR	Monthly	150,888
ICON PLC	SG Americas Securities LLC	(3,017,240)	12/08/25	(0.15)%	1D OBFR01	Monthly	(186,880)
IDEXX Laboratories, Inc.	BNP Paribas SA	(2,827,272)	04/16/26	(0.15)%	1D OBFR01	Monthly	144,502
IES Holdings, Inc.	Barclays Bank PLC	(199,182)	12/23/25	(0.15)%	1D OBFR01	Monthly	(28,548)
IES Holdings, Inc.	Morgan Stanley & Co. International PLC	(2,085,085)	01/06/27	(0.15)%	1D FEDL01	Monthly	(298,844)
IES Holdings, Inc.	SG Americas Securities LLC	(1,458,275)	12/08/25	(0.15)%	1D OBFR01	Monthly	(287,303)
IHI Corp.	Bank of America N.A.	(1,146,111)	02/15/28	0.00%	1D P TONA	Monthly	(112,220)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
IHI Corp.	Barclays Bank PLC	$ (11,495,422)	05/12/27	(0.15)%	1D P TONA	Monthly	$ (475,426)
IHI Corp.	SG Americas Securities LLC	(2,635,623)	12/08/25	(0.25)%	1D P TONA	Monthly	(304,194)
Iino Kaiun Kaisha Ltd.	Barclays Bank PLC	(7,098,863)	05/12/27	(0.20)%	1D P TONA	Monthly	141,919
IMCD NV	Bank of America N.A.	(10,742,494)	02/15/28	(0.26)%	1D ESTR	Monthly	1,351,379
IMCD NV	Bank of America N.A.	(2,098,095)	02/15/28	(0.26)%	1D ESTR	Monthly	280,969
IMCD NV	Barclays Bank PLC	(1,795,136)	08/17/26	(0.26)%	1D ESTR	Monthly	252,914
IMCD NV	Barclays Bank PLC	(3,625,582)	12/10/26	(0.26)%	1D ESTR	Monthly	494,224
IMCD NV	BNP Paribas SA	(6,059,139)	08/17/26	(0.26)%	1D ESTR	Monthly	818,432
IMCD NV	BNP Paribas SA	(1,838,932)	03/24/27	(0.26)%	1D ESTR	Monthly	248,920
IMCD NV	Goldman Sachs Bank USA	(2,654,575)	08/19/26	(0.26)%	1D ESTR	Monthly	355,491
IMCD NV	Goldman Sachs Bank USA	(3,921,052)	08/19/26	(0.26)%	1D ESTR	Monthly	525,093
IMCD NV	UBS AG	(7,180,122)	04/18/28	0.00%	1D ESTR	Monthly	962,017
IMCD NV	UBS AG	(5,909,093)	09/03/29	0.00%	1D ESTR	Monthly	785,780
Independent Bank Corp.	SG Americas Securities LLC	(12,362,397)	12/08/25	(0.14)%	1D OBFR01	Monthly	465,964
Indivior PLC	Bank of America N.A.	(3,140,673)	02/15/28	(0.92)%	1D OBFR01	Monthly	(984,268)
Indivior PLC	Barclays Bank PLC	(442,264)	12/23/25	(0.38)%	1D OBFR01	Monthly	(109,883)
Indivior PLC	BNP Paribas SA	(279,578)	04/16/26	(0.53)%	1D OBFR01	Monthly	(87,618)
Indivior PLC	Morgan Stanley & Co. International PLC	(1,004,018)	01/04/27	(0.15)%	1D FEDL01	Monthly	(249,453)
Indivior PLC	UBS AG	(456,573)	04/21/28	0.00%	1D OBFR01	Monthly	(137,428)
Indra Sistemas SA	Barclays Bank PLC	(491,201)	08/17/26	(0.26)%	1D ESTR	Monthly	26,880
Indra Sistemas SA	BNP Paribas SA	(157,392)	08/17/26	(0.26)%	1D ESTR	Monthly	7,520
Indra Sistemas SA	Morgan Stanley & Co. International PLC	(6,493,860)	01/04/27	(0.26)%	1D ESTR	Monthly	355,362
Industria de Diseno Textil SA	Citibank N.A.	(2,392,699)	06/25/26	(0.26)%	1D ESTR	Monthly	54,933
Industrial & Infrastructure Fund Investment Corp.	UBS AG	(155,968)	04/03/28	0.00%	1D P TONA	Monthly	505
Informa PLC	BNP Paribas SA	(1,295,527)	08/17/26	(0.25)%	1D SONIA	Monthly	(41,709)
Informa PLC	SG Americas Securities LLC	(2,877,844)	12/08/25	(0.25)%	1D SONIA	Monthly	(99,692)
Infratil Ltd.	Barclays Bank PLC	(4,875,507)	05/13/27	(0.40)%	1M BBR	Monthly	(59,927)
Infratil Ltd.	Barclays Bank PLC	(1,363,008)	10/09/27	(0.40)%	1M BBR	Monthly	(16,753)
Infratil Ltd.	BNP Paribas SA	(6,995,941)	09/07/26	(0.25)%	1D NZOCO	Monthly	(423,263)
Infratil Ltd.	BNP Paribas SA	(1,083,511)	03/22/27	(0.25)%	1D NZOCO	Monthly	(59,438)
Infratil Ltd.	Goldman Sachs Bank USA	(423,607)	08/19/26	(0.40)%	1D NZOCO	Monthly	(30,175)
Infratil Ltd.	Goldman Sachs Bank USA	(226,534)	08/19/26	(0.40)%	1D NZOCO	Monthly	(16,137)
Infratil Ltd.	Morgan Stanley & Co. International PLC	(3,947,912)	01/06/27	(0.40)%	1D NZOCO	Monthly	(31,636)
Infratil Ltd.	Morgan Stanley & Co. International PLC	(3,194,901)	01/07/27	(0.41)%	1D NZOCO	Monthly	(39,270)
Infratil Ltd.	SG Americas Securities LLC	(2,735,198)	12/08/25	(0.25)%	1D NZOCO	Monthly	(130,795)
Infratil Ltd.	SG Americas Securities LLC	(1,185,235)	12/08/25	(0.25)%	1D NZOCO	Monthly	(65,926)
ING Groep NV	BNP Paribas SA	(192,464)	03/24/27	0.00%	1D ESTR	Monthly	1,196
ING Groep NV	Morgan Stanley & Co. International PLC	(5,643,280)	01/04/27	(0.26)%	1D ESTR	Monthly	15,066
Ingersoll Rand, Inc.	SG Americas Securities LLC	(28,552,950)	12/08/25	(0.15)%	1D OBFR01	Monthly	856,851
Ingles Markets, Inc., Class A	Goldman Sachs Bank USA	(4,220,506)	08/18/26	(0.15)%	1D FEDL01	Monthly	203,621
Ingles Markets, Inc., Class A	SG Americas Securities LLC	(281,350)	12/08/25	(0.15)%	1D OBFR01	Monthly	13,331
Inmode Ltd.	Barclays Bank PLC	(991,232)	12/23/25	(0.15)%	1D OBFR01	Monthly	48,159
Inmode Ltd.	UBS AG	(2,054,282)	04/21/28	0.00%	1D OBFR01	Monthly	60,099
Innodata, Inc.	Bank of America N.A.	(567,571)	02/15/28	(0.65)%	1D OBFR01	Monthly	(69,763)
Innodata, Inc.	Barclays Bank PLC	(244,475)	12/23/25	(0.50)%	1D OBFR01	Monthly	(30,959)
Innodata, Inc.	BNP Paribas SA	(360,419)	04/16/26	(0.42)%	1D OBFR01	Monthly	(47,598)
Innodata, Inc.	Citibank N.A.	(404,925)	06/25/26	(0.21)%	1D OBFR01	Monthly	(54,314)
Innodata, Inc.	Morgan Stanley & Co. International PLC	(595,312)	01/04/27	(0.48)%	1D FEDL01	Monthly	(100,600)
Innodata, Inc.	SG Americas Securities LLC	(138,429)	12/08/25	(0.50)%	1D OBFR01	Monthly	(10,899)
Innodata, Inc.	UBS AG	(849,515)	04/21/28	0.00%	1D OBFR01	Monthly	(104,592)
Innovex International, Inc.	Goldman Sachs Bank USA	(285,104)	08/18/26	(0.15)%	1D FEDL01	Monthly	(10,439)
Innovex International, Inc.	SG Americas Securities LLC	(8,100,315)	12/08/25	(0.15)%	1D OBFR01	Monthly	(141,310)
Innoviva, Inc.	Bank of America N.A.	(236,884)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,690
Insignia Financial Ltd.	Barclays Bank PLC	(834,519)	05/12/27	(0.40)%	1D AONIA	Monthly	1,899

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Insource Co. Ltd.	Barclays Bank PLC	$ (65,938)	05/12/27	(0.15)%	1D P TONA	Monthly	$ 2,563
Insource Co. Ltd.	BNP Paribas SA	(1,914,002)	03/24/27	(0.25)%	1D TONA	Monthly	108,705
Insource Co. Ltd.	Goldman Sachs Bank USA	(66,552)	08/19/26	(0.25)%	1D P TONA	Monthly	3,780
Intact Financial Corp.	Morgan Stanley & Co. International PLC	(4,095,156)	01/04/27	(0.20)%	CABROVER	Monthly	82,125
Intact Financial Corp.	Morgan Stanley & Co. International PLC	(15,829,023)	01/06/27	(0.20)%	CABROVER	Monthly	861,439
Integra LifeSciences Holdings Corp.	Goldman Sachs Bank USA	(1,387,973)	08/18/26	(0.15)%	1D FEDL01	Monthly	(165,516)
Integra LifeSciences Holdings Corp.	SG Americas Securities LLC	(4,530,591)	12/08/25	(0.15)%	1D OBFR01	Monthly	(48,791)
Integral Diagnostics Ltd.	Barclays Bank PLC	(149,022)	05/12/27	(0.40)%	1D AONIA	Monthly	2,899
Interface, Inc., Class A	SG Americas Securities LLC	(102,228)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,438
Interface, Inc., Class A	UBS AG	(826,825)	04/21/28	0.00%	1D OBFR01	Monthly	12,665
International Business Machines Corp.	SG Americas Securities LLC	(15,494,132)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,697,204
International Consolidated Airlines Group SA	BNP Paribas SA	(4,706,781)	08/17/26	(0.25)%	1D SONIA	Monthly	(38,395)
International Consolidated Airlines Group SA	SG Americas Securities LLC	(255,478)	12/08/25	(0.25)%	1D SONIA	Monthly	(452)
International Flavors & Fragrances, Inc.	Bank of America N.A.	(495,615)	02/15/28	(0.15)%	1D OBFR01	Monthly	14,244
International Flavors & Fragrances, Inc.	Citibank N.A.	(515,959)	02/24/28	(0.15)%	1D OBFR01	Monthly	25,923
International Paper Co.	Bank of America N.A.	(314,574)	02/15/28	(0.75)%	1D SONIA	Monthly	9,544
International Paper Co.	Bank of America N.A.	(630,683)	02/15/28	0.00%	1D SONIA	Monthly	19,135
International Paper Co.	Barclays Bank PLC	(11,462,953)	08/17/26	(0.75)%	1D SONIA	Monthly	246,470
International Paper Co.	Barclays Bank PLC	(15,184,979)	12/10/26	(0.75)%	1D SONIA	Monthly	326,499
International Paper Co.	SG Americas Securities LLC	(33,445,149)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,556,319
International Paper Co.	UBS AG	(8,303,831)	04/18/28	0.00%	1D OBFR01	Monthly	683,107
International Paper Co.	UBS AG	(9,690,020)	09/03/29	0.00%	1D SONIA	Monthly	293,990
Internet Initiative Japan, Inc.	Bank of America N.A.	(3,385,211)	02/15/28	(0.15)%	1D P TONA	Monthly	(110,244)
Internet Initiative Japan, Inc.	Barclays Bank PLC	(739,567)	05/12/27	(0.15)%	1D P TONA	Monthly	(28,402)
Interparfums SA	Barclays Bank PLC	(1,335,217)	12/10/26	(0.26)%	1D ESTR	Monthly	67,107
Interparfums SA	UBS AG	(2,349,882)	04/24/28	0.00%	1D ESTR	Monthly	154,392
Interparfums, Inc.	SG Americas Securities LLC	(2,308,605)	12/08/25	(0.15)%	1D OBFR01	Monthly	22,632
Interpump Group SpA	Goldman Sachs Bank USA	(5,531,584)	08/19/26	(0.26)%	1D ESTR	Monthly	(249,538)
Interpump Group SpA	SG Americas Securities LLC	(798,582)	12/08/25	(0.26)%	1D ESTR	Monthly	(19,603)
InterRent Real Estate Investment Trust	Bank of America N.A.	(1,673,105)	02/15/28	(0.20)%	CABROVER	Monthly	12,533
InterRent Real Estate Investment Trust	BNP Paribas SA	(1,295,084)	05/18/26	(0.20)%	CABROVER	Monthly	9,329
InterRent Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(18,282,557)	01/04/27	(0.20)%	CABROVER	Monthly	82,416
InterRent Real Estate Investment Trust	SG Americas Securities LLC	(9,074,366)	12/08/25	(0.20)%	CABROVER	Monthly	66,700
Intuitive Surgical, Inc.	SG Americas Securities LLC	(4,548,490)	12/08/25	(0.15)%	1D OBFR01	Monthly	398,607
InvenTrust Properties Corp.	SG Americas Securities LLC	(4,555,643)	12/08/25	(0.14)%	1D OBFR01	Monthly	(145,180)
Invesco Mortgage Capital, Inc.	Bank of America N.A.	(1,265,076)	02/15/28	(1.61)%	1D OBFR01	Monthly	(10,134)
Invesco Mortgage Capital, Inc.	Barclays Bank PLC	(10,294,965)	12/23/25	(0.63)%	1D OBFR01	Monthly	(206,277)
Invesco Mortgage Capital, Inc.	BNP Paribas SA	(9,201,080)	04/16/26	(0.84)%	1D OBFR01	Monthly	(129,399)
Invesco Mortgage Capital, Inc.	Citibank N.A.	(2,733,405)	06/25/26	(0.63)%	1D OBFR01	Monthly	(33,708)
Invesco Mortgage Capital, Inc.	Morgan Stanley & Co. International PLC	(12,514,130)	01/04/27	(0.43)%	1D FEDL01	Monthly	(228,450)
Invesco Mortgage Capital, Inc.	UBS AG	(2,508,064)	04/21/28	0.00%	1D OBFR01	Monthly	(20,091)
Investor AB	Bank of America N.A.	(17,921,853)	02/15/28	(0.05)%	1D STIBOR	Monthly	329,430
Investor AB	Bank of America N.A.	(7,700,093)	02/15/28	(0.05)%	1D STIBOR	Monthly	141,539
Investor AB	BNP Paribas SA	(406,786)	08/17/26	(0.25)%	1D STIBOR	Monthly	7,477
Inwido AB	Bank of America N.A.	(290,210)	02/15/28	(0.26)%	1D STIBOR	Monthly	289
IonQ, Inc.	SG Americas Securities LLC	(5,844,436)	12/08/25	(0.15)%	1D OBFR01	Monthly	662,811
IonQ, Inc.	UBS AG	(2,206,494)	04/18/28	0.00%	1D OBFR01	Monthly	85,131
IPG Photonics Corp.	SG Americas Securities LLC	(3,995,947)	12/08/25	(0.10)%	1D OBFR01	Monthly	(103,457)
IPH Ltd.	Barclays Bank PLC	(496,006)	05/12/27	(0.40)%	1D AONIA	Monthly	2,512
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	$ (117,376)	09/09/27	(0.20)%	1D P TONA	Monthly	$ 1,489
Israel Corp. Ltd.	BNP Paribas SA	(41,752)	06/17/27	(1.05)%	SHIR	Monthly	1,147
Israel Corp. Ltd.	Goldman Sachs Bank USA	(2,096,054)	08/19/26	(0.64)%	SHIR	Monthly	150,142
Israel Corp. Ltd.	Morgan Stanley & Co. International PLC	(123,393)	05/23/27	(0.75)%	SHIR	Monthly	7,779
ISS A/S	Barclays Bank PLC	(5,208,569)	02/18/26	(0.26)%	DESTR	Monthly	(31,286)
ISS A/S	BNP Paribas SA	(1,222,239)	06/17/26	(0.25)%	DESTR	Monthly	(26,042)
Isuzu Motors Ltd.	Barclays Bank PLC	(2,650,617)	09/09/27	(0.15)%	1D P TONA	Monthly	50,248
ITOCHU Corp.	Bank of America N.A.	(5,335,784)	02/15/28	(0.15)%	1D P TONA	Monthly	(271,398)
ITOCHU Corp.	Barclays Bank PLC	(3,278,448)	05/12/27	(0.15)%	1D P TONA	Monthly	(130,970)
ITOCHU Corp.	Barclays Bank PLC	(4,014,838)	09/09/27	(0.15)%	1D P TONA	Monthly	(160,388)
Ivanhoe Mines Ltd., Class A	Bank of America N.A.	(918,468)	02/15/28	(0.20)%	CABROVER	Monthly	4,229
Ivanhoe Mines Ltd., Class A	Barclays Bank PLC	(680,656)	10/20/25	(0.20)%	CABROVER	Monthly	70,043
Ivanhoe Mines Ltd., Class A	Goldman Sachs Bank USA	(1,157,668)	08/18/26	(0.20)%	1D CORRA	Monthly	5,330
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(13,900,774)	01/04/27	(0.20)%	CABROVER	Monthly	1,430,453
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(9,544,955)	01/06/27	(0.20)%	CABROVER	Monthly	982,219
Iveco Group NV	Bank of America N.A.	(5,574,545)	02/15/28	(0.26)%	1D ESTR	Monthly	(883,289)
Iveco Group NV	Bank of America N.A.	(2,923,590)	02/15/28	(0.26)%	1D ESTR	Monthly	(463,244)
Iveco Group NV	BNP Paribas SA	(3,033,376)	08/17/26	(0.26)%	1D ESTR	Monthly	(480,640)
Iveco Group NV	BNP Paribas SA	(9,346,432)	03/22/27	(0.26)%	1D ESTR	Monthly	(1,331,705)
Iveco Group NV	Goldman Sachs Bank USA	(5,908,720)	08/19/26	(0.26)%	1D ESTR	Monthly	(936,239)
Iveco Group NV	Morgan Stanley & Co. International PLC	(2,756,962)	01/04/27	(0.26)%	1D ESTR	Monthly	(25,714)
Iwatani Corp.	Barclays Bank PLC	(3,986,851)	05/12/27	(0.20)%	1D P TONA	Monthly	(134,252)
Iwatani Corp.	SG Americas Securities LLC	(1,621,483)	12/08/25	(0.25)%	1D P TONA	Monthly	(55,148)
Iyogin Holdings, Inc.	Barclays Bank PLC	(2,182,112)	05/12/27	(0.82)%	1D P TONA	Monthly	(83,871)
Iyogin Holdings, Inc.	Citibank N.A.	(479,651)	02/26/26	(0.15)%	1D P TONA	Monthly	2,052
Izumi Co. Ltd.	Bank of America N.A.	(1,693,040)	02/15/28	0.00%	1D P TONA	Monthly	(62,663)
Izumi Co. Ltd.	Barclays Bank PLC	(4,611,454)	05/12/27	(0.17)%	1D P TONA	Monthly	(139,892)
Izumi Co. Ltd.	Citibank N.A.	(1,825,330)	02/26/26	(0.16)%	1D P TONA	Monthly	156
Izumi Co. Ltd.	Morgan Stanley & Co. International PLC	(332,918)	01/06/27	(0.25)%	1D P TONA	Monthly	(10,223)
J & J Snack Foods Corp.	SG Americas Securities LLC	(13,944,441)	12/08/25	(0.15)%	1D OBFR01	Monthly	498,678
J Front Retailing Co. Ltd.	Citibank N.A.	(468,976)	02/26/26	0.00%	1D P TONA	Monthly	2,576
J Front Retailing Co. Ltd.	Citibank N.A.	(377,276)	02/26/26	(0.15)%	1D P TONA	Monthly	3,887
J M Smucker Co.	Morgan Stanley & Co. International PLC	(7,781,537)	01/06/27	(0.15)%	1D FEDL01	Monthly	144,511
J M Smucker Co.	SG Americas Securities LLC	(7,403,311)	12/08/25	(0.15)%	1D OBFR01	Monthly	(58,751)
Jaccs Co. Ltd.	Barclays Bank PLC	(584,030)	05/12/27	(0.20)%	1D P TONA	Monthly	1,101
Jaccs Co. Ltd.	SG Americas Securities LLC	(112,852)	12/08/25	(0.25)%	1D P TONA	Monthly	1,689
Jack Henry & Associates, Inc.	Barclays Bank PLC	(22,451,645)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,274,865
Jack in the Box, Inc.	Barclays Bank PLC	(10,821,856)	12/23/25	(0.63)%	1D OBFR01	Monthly	2,061,798
Jack in the Box, Inc.	BNP Paribas SA	(207,545)	04/16/26	(0.46)%	1D OBFR01	Monthly	4,635
Jack in the Box, Inc.	Morgan Stanley & Co. International PLC	(2,049,256)	01/04/27	(0.38)%	1D FEDL01	Monthly	395,559
Jack in the Box, Inc.	SG Americas Securities LLC	(2,318,423)	12/08/25	(0.15)%	1D OBFR01	Monthly	189,149
James Hardie Industries PLC, CDI	BNP Paribas SA	(219,188)	03/22/27	0.00%	1D AONIA	Monthly	2,437
Janus International Group, Inc.	SG Americas Securities LLC	(208,975)	12/08/25	(0.15)%	1D OBFR01	Monthly	7,974
Janus International Group, Inc.	UBS AG	(3,795,535)	04/21/28	0.00%	1D OBFR01	Monthly	(13,333)
Japan Airport Terminal Co. Ltd.	Barclays Bank PLC	(3,432,066)	05/12/27	(0.20)%	1D P TONA	Monthly	(75,626)
Japan Airport Terminal Co. Ltd.	Citibank N.A.	(1,040,998)	02/26/26	(0.15)%	1D P TONA	Monthly	8,430
Japan Elevator Service Holdings Co. Ltd.	Barclays Bank PLC	(7,078,846)	05/12/27	(0.17)%	1D P TONA	Monthly	111,317
Japan Excellent, Inc.	Barclays Bank PLC	(1,347,802)	05/12/27	(0.15)%	1D P TONA	Monthly	(29,757)
Japan Excellent, Inc.	SG Americas Securities LLC	(90,016)	12/08/25	(0.50)%	1D P TONA	Monthly	(3,425)
Japan Excellent, Inc.	UBS AG	(444,450)	04/03/28	0.00%	1D P TONA	Monthly	(13,503)
Japan Investment Adviser Co. Ltd.	Bank of America N.A.	(1,257,829)	02/15/28	0.00%	1D P TONA	Monthly	(17,735)
Japan Investment Adviser Co. Ltd.	Barclays Bank PLC	(1,684,943)	05/12/27	(0.18)%	1D P TONA	Monthly	(44,615)
Japan Investment Adviser Co. Ltd.	BNP Paribas SA	(42,009)	03/24/27	(0.40)%	1D TONA	Monthly	(591)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Japan Investment Adviser Co. Ltd.	Citibank N.A.	$ (93,524)	02/26/26	0.00%	1D P TONA	Monthly	$ (196)
Japan Investment Adviser Co. Ltd.	Goldman Sachs Bank USA	(82,818)	08/19/26	(0.48)%	1D P TONA	Monthly	(1,164)
Japan Investment Adviser Co. Ltd.	JPMorgan Chase Bank N.A.	(22,016)	02/10/26	(0.25)%	1D P TONA	Monthly	(2,327)
Japan Investment Adviser Co. Ltd.	Morgan Stanley & Co. International PLC	(888,072)	01/06/27	(0.25)%	1D P TONA	Monthly	(23,568)
Japan Investment Adviser Co. Ltd.	SG Americas Securities LLC	(1,152,533)	12/08/25	(0.25)%	1D P TONA	Monthly	(121,814)
Japan Investment Adviser Co. Ltd.	UBS AG	(427,294)	04/03/28	0.00%	1D P TONA	Monthly	(6,008)
Japan Logistics Fund, Inc.	Barclays Bank PLC	(136,844)	05/12/27	(0.20)%	1D P TONA	Monthly	283
Japan Logistics Fund, Inc.	Citibank N.A.	(504,541)	02/26/26	(0.15)%	1D P TONA	Monthly	12,303
Japan Logistics Fund, Inc.	Morgan Stanley & Co. International PLC	(1,342,310)	01/06/27	(0.25)%	1D P TONA	Monthly	2,777
Japan Real Estate Investment Corp.	Barclays Bank PLC	(12,064,138)	05/12/27	(0.18)%	1D P TONA	Monthly	(336,035)
Japan Real Estate Investment Corp.	Barclays Bank PLC	(19,799,927)	09/09/27	(0.18)%	1D P TONA	Monthly	(551,507)
Japan Real Estate Investment Corp.	Citibank N.A.	(439,173)	02/26/26	0.00%	1D P TONA	Monthly	1,177
Japan Real Estate Investment Corp.	SG Americas Securities LLC	(31,114)	12/08/25	(0.25)%	1D P TONA	Monthly	(1,330)
Japan Real Estate Investment Corp.	SG Americas Securities LLC	(199,908)	12/08/25	(0.25)%	1D P TONA	Monthly	(8,546)
Japan Steel Works Ltd.	Bank of America N.A.	(3,779,262)	02/15/28	0.00%	1D P TONA	Monthly	(581,342)
Japan Steel Works Ltd.	Bank of America N.A.	(2,785,001)	03/15/28	0.00%	1D P TONA	Monthly	(428,400)
Japan Steel Works Ltd.	Barclays Bank PLC	(6,431,578)	05/12/27	(0.18)%	1D P TONA	Monthly	(291,276)
Japan Steel Works Ltd.	Barclays Bank PLC	(18,673,227)	09/09/27	(0.18)%	1D P TONA	Monthly	(835,386)
Japan Steel Works Ltd.	Citibank N.A.	(1,652,231)	02/26/26	(0.15)%	1D P TONA	Monthly	(68,573)
Japan Steel Works Ltd.	SG Americas Securities LLC	(3,280,504)	12/08/25	(0.21)%	1D P TONA	Monthly	(420,150)
Jardine Cycle & Carriage Ltd.	Morgan Stanley & Co. International PLC	(7,541,761)	01/06/27	(2.00)%	SORA	Monthly	67,559
JBG SMITH Properties	Barclays Bank PLC	(1,025,196)	12/23/25	(0.15)%	1D OBFR01	Monthly	(135,341)
JBG SMITH Properties	SG Americas Securities LLC	(7,288,748)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,527,682)
JBT Marel Corp.	SG Americas Securities LLC	(8,334,472)	12/08/25	(0.15)%	1D OBFR01	Monthly	(380,276)
JD Sports Fashion PLC	Bank of America N.A.	(3,763,279)	02/15/28	(0.25)%	1D SONIA	Monthly	(50,025)
JD Sports Fashion PLC	BNP Paribas SA	(196,124)	08/17/26	(0.25)%	1D SONIA	Monthly	(2,607)
JD Sports Fashion PLC	BNP Paribas SA	(1,364,626)	03/22/27	(0.25)%	1D SONIA	Monthly	(18,140)
JD Sports Fashion PLC	Goldman Sachs Bank USA	(759,102)	08/19/26	(0.25)%	1D SONIA	Monthly	(10,091)
JD Sports Fashion PLC	Goldman Sachs Bank USA	(1,509,443)	08/19/26	(0.25)%	1D SONIA	Monthly	(20,065)
JD Sports Fashion PLC	SG Americas Securities LLC	(99,241)	12/08/25	(0.25)%	1D SONIA	Monthly	3,844
JD Sports Fashion PLC	SG Americas Securities LLC	(4,450,337)	12/08/25	(0.12)%	1D SONIA	Monthly	172,386
JD Sports Fashion PLC	UBS AG	(5,465,909)	04/18/28	0.00%	1D SONIA	Monthly	(72,657)
JD Sports Fashion PLC	UBS AG	(3,009,911)	09/03/29	0.00%	1D SONIA	Monthly	(40,010)
JDE Peet’s NV	Bank of America N.A.	(382,508)	02/15/28	(0.26)%	1D ESTR	Monthly	(27,889)
JDE Peet’s NV	BNP Paribas SA	(415,261)	08/17/26	(0.26)%	1D ESTR	Monthly	(30,277)
JDE Peet’s NV	UBS AG	(840,445)	09/03/29	0.00%	1D ESTR	Monthly	(61,277)
JET2 PLC	Barclays Bank PLC	(285,433)	12/10/26	(0.25)%	1D SONIA	Monthly	8,289
JetBlue Airways Corp.	SG Americas Securities LLC	(2,185,416)	12/08/25	(0.15)%	1D OBFR01	Monthly	(65,917)
JFE Holdings, Inc.	Bank of America N.A.	(824,618)	02/15/28	0.00%	1D P TONA	Monthly	23,762
JFE Holdings, Inc.	Bank of America N.A.	(2,048,437)	03/15/28	(0.15)%	1D P TONA	Monthly	59,028
JFE Holdings, Inc.	Barclays Bank PLC	(14,356,838)	05/12/27	(0.20)%	1D P TONA	Monthly	93,044
JFE Holdings, Inc.	Barclays Bank PLC	(23,015,254)	09/09/27	(0.20)%	1D P TONA	Monthly	185,081
JFE Holdings, Inc.	SG Americas Securities LLC	(1,966,790)	12/08/25	(0.25)%	1D P TONA	Monthly	34,090
JFrog Ltd.	Bank of America N.A.	(935,583)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,650
JGC Holdings Corp.	Bank of America N.A.	(5,275,134)	02/15/28	(0.15)%	1D P TONA	Monthly	(385,065)
JGC Holdings Corp.	Barclays Bank PLC	(3,598,672)	05/12/27	(0.15)%	1D P TONA	Monthly	(194,761)
JMDC, Inc.	Bank of America N.A.	(1,179,155)	02/15/28	0.00%	1D P TONA	Monthly	(6,888)
JMDC, Inc.	Barclays Bank PLC	(9,709,687)	05/12/27	(0.20)%	1D P TONA	Monthly	(336,793)
JMDC, Inc.	Citibank N.A.	(443,319)	02/26/26	(0.15)%	1D P TONA	Monthly	(3,708)
Johnson Service Group PLC	BNP Paribas SA	(184,721)	03/17/27	(0.25)%	1D SONIA	Monthly	(3,839)
Johnson Service Group PLC	Morgan Stanley & Co. International PLC	(126,659)	01/04/27	(0.25)%	1D SONIA	Monthly	(1,446)
Johnson Service Group PLC	SG Americas Securities LLC	(277,102)	12/08/25	(0.25)%	1D SONIA	Monthly	(5,162)
Judges Scientific PLC	Barclays Bank PLC	(1,099,519)	12/10/26	(0.25)%	1D SONIA	Monthly	289,063
Jungheinrich AG	SG Americas Securities LLC	(1,681,256)	12/08/25	(0.26)%	1D ESTR	Monthly	292,037
Juroku Financial Group, Inc.	Barclays Bank PLC	(128,895)	05/12/27	(0.15)%	1D P TONA	Monthly	1,290
Juroku Financial Group, Inc.	Citibank N.A.	(162,966)	02/26/26	(0.15)%	1D P TONA	Monthly	4,322
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Juroku Financial Group, Inc.	Morgan Stanley & Co. International PLC	$ (45,287)	01/06/27	(0.25)%	1D P TONA	Monthly	$ 453
Justsystems Corp.	Barclays Bank PLC	(3,269,008)	05/12/27	(0.19)%	1D P TONA	Monthly	(57,678)
JVCKenwood Corp.	Bank of America N.A.	(305,530)	02/15/28	(0.15)%	1D P TONA	Monthly	(17,904)
JVCKenwood Corp.	Barclays Bank PLC	(1,159,540)	05/12/27	(0.15)%	1D P TONA	Monthly	(90,702)
JVCKenwood Corp.	BNP Paribas SA	(501,248)	03/24/27	(0.15)%	1D TONA	Monthly	(29,374)
JVCKenwood Corp.	SG Americas Securities LLC	(379,671)	12/08/25	(0.25)%	1D P TONA	Monthly	(18,888)
Kadant, Inc.	SG Americas Securities LLC	(10,118,536)	12/08/25	(0.15)%	1D OBFR01	Monthly	(181,694)
Kadokawa Corp.	Bank of America N.A.	(1,048,243)	02/15/28	0.00%	1D P TONA	Monthly	20,883
Kadokawa Corp.	Bank of America N.A.	(269,466)	03/15/28	0.00%	1D P TONA	Monthly	2,304
Kadokawa Corp.	Barclays Bank PLC	(1,316,149)	05/12/27	(0.15)%	1D P TONA	Monthly	33,769
Kadokawa Corp.	Barclays Bank PLC	(824,354)	09/09/27	(0.15)%	1D P TONA	Monthly	13,152
Kadokawa Corp.	SG Americas Securities LLC	(3,124,237)	12/08/25	(0.32)%	1D P TONA	Monthly	149,020
Kadokawa Corp.	SG Americas Securities LLC	(2,366,769)	12/08/25	(0.25)%	1D P TONA	Monthly	112,890
Kagome Co. Ltd.	Barclays Bank PLC	(4,770,094)	05/12/27	(0.20)%	1D P TONA	Monthly	(129,458)
Kajima Corp.	Bank of America N.A.	(3,376,117)	03/15/28	0.00%	1D P TONA	Monthly	(100,914)
Kajima Corp.	Barclays Bank PLC	(3,648,147)	09/09/27	(0.15)%	1D P TONA	Monthly	(31,794)
Kansai Paint Co. Ltd.	Bank of America N.A.	(350,887)	02/15/28	0.00%	1D P TONA	Monthly	(15,855)
Kansai Paint Co. Ltd.	Barclays Bank PLC	(10,019,999)	05/12/27	(0.20)%	1D P TONA	Monthly	(394,604)
Karman Holdings, Inc.	BNP Paribas SA	(7,693,080)	04/16/26	(0.60)%	1D OBFR01	Monthly	(145,312)
Karoon Energy Ltd.	Bank of America N.A.	(3,377,894)	02/15/28	(0.30)%	1D AONIA	Monthly	74,621
Karoon Energy Ltd.	Barclays Bank PLC	(18,482,164)	05/12/27	(0.25)%	1D AONIA	Monthly	691,769
Karoon Energy Ltd.	BNP Paribas SA	(1,678,266)	03/22/27	(0.25)%	1D AONIA	Monthly	34,418
Karoon Energy Ltd.	Morgan Stanley & Co. International PLC	(469,470)	01/06/27	(0.30)%	1D AONIA	Monthly	17,945
Katitas Co. Ltd.	Barclays Bank PLC	(1,626,472)	05/12/27	(0.20)%	1D P TONA	Monthly	(31,904)
Kato Sangyo Co. Ltd.	Barclays Bank PLC	(208,781)	05/12/27	(0.15)%	1D P TONA	Monthly	(3,780)
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(4,156,196)	02/26/26	(0.15)%	1D P TONA	Monthly	(211,179)
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(824,218)	02/26/26	0.00%	1D P TONA	Monthly	(8,358)
KBC Ancora	Morgan Stanley & Co. International PLC	(410,305)	01/04/27	(0.26)%	1D ESTR	Monthly	(2,755)
KBC Group NV	Barclays Bank PLC	(10,440,457)	08/17/26	(0.26)%	1D ESTR	Monthly	(366,050)
KBC Group NV	Morgan Stanley & Co. International PLC	(15,345,921)	01/06/27	(0.26)%	1D ESTR	Monthly	(560,108)
KDX Realty Investment Corp.	Barclays Bank PLC	(1,436,862)	05/12/27	(0.15)%	1D P TONA	Monthly	(15,007)
KeePer Technical Laboratory Co. Ltd.	Barclays Bank PLC	(592,082)	05/12/27	(3.69)%	1D P TONA	Monthly	(3,927)
KeePer Technical Laboratory Co. Ltd.	Goldman Sachs Bank USA	(67,586)	08/19/26	(3.77)%	1D P TONA	Monthly	(1,516)
KeePer Technical Laboratory Co. Ltd.	Morgan Stanley & Co. International PLC	(2,033,674)	01/06/27	(2.68)%	1D P TONA	Monthly	(13,490)
KeePer Technical Laboratory Co. Ltd.	UBS AG	(177,414)	04/03/28	0.00%	1D P TONA	Monthly	(3,980)
Keikyu Corp.	Barclays Bank PLC	(582,537)	05/12/27	(0.20)%	1D P TONA	Monthly	5,951
Keio Corp.	BNP Paribas SA	(2,024,668)	03/24/27	(0.25)%	1D TONA	Monthly	(29,985)
Keio Corp.	Citibank N.A.	(1,311,508)	02/26/26	(0.15)%	1D P TONA	Monthly	4,002
Keisei Electric Railway Co. Ltd.	Barclays Bank PLC	(1,329,598)	05/12/27	(0.20)%	1D P TONA	Monthly	(10,180)
Keisei Electric Railway Co. Ltd.	SG Americas Securities LLC	(1,098,796)	12/08/25	(0.25)%	1D P TONA	Monthly	23,283
Kemira OYJ	BNP Paribas SA	(699,461)	03/24/27	(0.26)%	1D ESTR	Monthly	(3,101)
Kemira OYJ	Morgan Stanley & Co. International PLC	(3,425,147)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,515)
Kemira OYJ	SG Americas Securities LLC	(8,879,611)	12/08/25	(0.26)%	1D ESTR	Monthly	233,843
Kenvue, Inc.	UBS AG	(6,710,953)	04/18/28	0.00%	1D OBFR01	Monthly	296,641
Keppel Ltd.	Barclays Bank PLC	(5,850,237)	02/22/27	(0.30)%	SORA	Monthly	(182,726)
Keppel Ltd.	Barclays Bank PLC	(1,599,586)	09/09/27	(0.30)%	SORA	Monthly	(49,961)
Keppel Ltd.	Morgan Stanley & Co. International PLC	(6,674,285)	01/06/27	(0.30)%	SORA	Monthly	(208,464)
Keppel Ltd.	Morgan Stanley & Co. International PLC	(630,636)	01/07/27	(0.30)%	SORA	Monthly	(19,697)
Kering SA	Citibank N.A.	(18,111,165)	06/25/26	0.00%	1D ESTR	Monthly	(1,815,815)
Kering SA	Citibank N.A.	(9,336,139)	07/06/26	0.00%	1D ESTR	Monthly	(578,979)
Kering SA	Morgan Stanley & Co. International PLC	(5,201,790)	01/04/27	(0.26)%	1D ESTR	Monthly	(274,606)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Keyera Corp.	Morgan Stanley & Co. International PLC	$ (193,780)	01/04/27	(0.20)%	CABROVER	Monthly	$ 956
KH Neochem Co. Ltd.	Barclays Bank PLC	(2,231,713)	05/12/27	(0.20)%	1D P TONA	Monthly	(134,133)
KH Neochem Co. Ltd.	Goldman Sachs Bank USA	(230,621)	08/19/26	(0.25)%	1D P TONA	Monthly	(11,642)
Kikkoman Corp.	Bank of America N.A.	(126,670)	02/15/28	(0.25)%	1D P TONA	Monthly	(4,226)
Kikkoman Corp.	Barclays Bank PLC	(14,607,757)	05/12/27	(0.20)%	1D P TONA	Monthly	(397,832)
Kikkoman Corp.	Barclays Bank PLC	(13,915,117)	09/09/27	(0.20)%	1D P TONA	Monthly	(189,135)
Kikkoman Corp.	BNP Paribas SA	(680,106)	03/24/27	(0.25)%	1D TONA	Monthly	(22,691)
Kikkoman Corp.	Goldman Sachs Bank USA	(72,261)	08/19/26	(0.25)%	1D P TONA	Monthly	(2,411)
Kikkoman Corp.	SG Americas Securities LLC	(146,793)	12/08/25	(0.25)%	1D P TONA	Monthly	(4,308)
Kikkoman Corp.	UBS AG	(151,324)	04/18/28	0.00%	1D P TONA	Monthly	(5,049)
Kilroy Realty Corp.	Goldman Sachs Bank USA	(1,241,049)	08/18/26	(0.15)%	1D FEDL01	Monthly	673
Kilroy Realty Corp.	SG Americas Securities LLC	(9,394,060)	12/08/25	(0.15)%	1D OBFR01	Monthly	(255,298)
Kilroy Realty Corp.	UBS AG	(8,032)	04/18/28	0.00%	1D OBFR01	Monthly	107
Kimberly-Clark Corp.	Morgan Stanley & Co. International PLC	(243,434)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,297
Kingfisher PLC	BNP Paribas SA	(881,376)	03/22/27	(0.10)%	1D SONIA	Monthly	3,199
Kingspan Group PLC	Bank of America N.A.	(31,098)	02/15/28	(0.26)%	1D ESTR	Monthly	(688)
Kingspan Group PLC	SG Americas Securities LLC	(5,808,412)	12/08/25	(0.26)%	1D ESTR	Monthly	(62,433)
Kinsale Capital Group, Inc.	Barclays Bank PLC	(4,591,115)	12/23/25	(0.15)%	1D OBFR01	Monthly	422,628
Kintetsu Group Holdings Co. Ltd.	Barclays Bank PLC	(27,568,963)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,374,125)
KION Group AG	Barclays Bank PLC	(6,864,684)	08/17/26	(0.26)%	1D ESTR	Monthly	(449,593)
KION Group AG	BNP Paribas SA	(1,458,561)	08/17/26	(0.26)%	1D ESTR	Monthly	(23,905)
KION Group AG	SG Americas Securities LLC	(7,851,043)	12/08/25	(0.26)%	1D ESTR	Monthly	(157,224)
Kiyo Bank Ltd.	Barclays Bank PLC	(1,175,100)	05/12/27	(0.20)%	1D P TONA	Monthly	(47,413)
Kiyo Bank Ltd.	Goldman Sachs Bank USA	(616,814)	08/19/26	(0.25)%	1D P TONA	Monthly	(25,369)
KKR & Co., Inc.	Bank of America N.A.	(1,951,703)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,323)
KKR & Co., Inc.	Citibank N.A.	(8,221,474)	02/24/28	(0.15)%	1D OBFR01	Monthly	203,987
KLA Corp.	SG Americas Securities LLC	(7,720,334)	12/08/25	(0.15)%	1D OBFR01	Monthly	330,328
Klaviyo, Inc., Class A	Bank of America N.A.	(1,857,537)	02/15/28	(0.15)%	1D OBFR01	Monthly	52,120
Klaviyo, Inc., Class A	SG Americas Securities LLC	(2,812,624)	12/08/25	(0.15)%	1D OBFR01	Monthly	193,756
Knowles Corp.	SG Americas Securities LLC	(2,594,353)	12/08/25	(0.12)%	1D OBFR01	Monthly	(319,989)
Knowles Corp.	UBS AG	(1,219,007)	04/21/28	0.00%	1D OBFR01	Monthly	(194,123)
Kobayashi Pharmaceutical Co. Ltd.	Bank of America N.A.	(176,538)	02/15/28	(0.15)%	1D P TONA	Monthly	(2,816)
Kobayashi Pharmaceutical Co. Ltd.	Barclays Bank PLC	(21,095,817)	05/12/27	(0.20)%	1D P TONA	Monthly	(584,953)
Kobe Bussan Co. Ltd.	Bank of America N.A.	(1,710,538)	02/15/28	0.00%	1D P TONA	Monthly	110,117
Kobe Bussan Co. Ltd.	Barclays Bank PLC	(6,289,871)	05/12/27	(0.15)%	1D P TONA	Monthly	311,591
Kobe Bussan Co. Ltd.	Barclays Bank PLC	(6,032,112)	09/09/27	(0.15)%	1D P TONA	Monthly	298,822
Kobe Bussan Co. Ltd.	SG Americas Securities LLC	(253,196)	12/08/25	0.00%	1D P TONA	Monthly	26,847
Kobe Steel Ltd.	Barclays Bank PLC	(945,848)	09/09/27	(0.20)%	1D P TONA	Monthly	(22,115)
Kobe Steel Ltd.	Citibank N.A.	(97,698)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,284)
Kobe Steel Ltd.	SG Americas Securities LLC	(178,240)	12/08/25	(0.25)%	1D P TONA	Monthly	(5,244)
Koei Tecmo Holdings Co. Ltd.	Barclays Bank PLC	(14,032,513)	05/12/27	(0.58)%	1D P TONA	Monthly	558,787
Kokusai Electric Corp.	Bank of America N.A.	(1,098,953)	02/15/28	(5.00)%	1D P TONA	Monthly	21,873
Kokusai Electric Corp.	Barclays Bank PLC	(9,139,641)	05/12/27	(0.81)%	1D P TONA	Monthly	110,269
Kokusai Electric Corp.	Barclays Bank PLC	(7,868,447)	09/09/27	(0.81)%	1D P TONA	Monthly	94,932
Kokusai Electric Corp.	Morgan Stanley & Co. International PLC	(163,088)	01/07/27	(0.25)%	1D P TONA	Monthly	1,968
Kokusai Electric Corp.	UBS AG	(4,024,600)	04/18/28	0.00%	1D P TONA	Monthly	(5,621)
Komatsu Ltd.	Citibank N.A.	(266,819)	02/26/26	0.00%	1D P TONA	Monthly	(3,811)
KOMEDA Holdings Co. Ltd.	Bank of America N.A.	(1,804,208)	02/15/28	0.00%	1D P TONA	Monthly	(44,642)
Konami Group Corp.	Barclays Bank PLC	(3,543,001)	05/12/27	(0.15)%	1D P TONA	Monthly	(27,454)
Konami Group Corp.	BNP Paribas SA	(6,035,789)	03/24/27	(0.25)%	1D TONA	Monthly	(195,536)
Kongsberg Gruppen ASA	Barclays Bank PLC	(4,439,538)	02/03/27	(0.26)%	NOWA	Monthly	69,579
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	(11,029,576)	01/04/27	(0.26)%	1D ESTR	Monthly	(432,991)
Koninklijke Philips NV	SG Americas Securities LLC	(3,837,661)	12/08/25	(0.26)%	1D ESTR	Monthly	(142,028)
Koninklijke Philips NV	UBS AG	(2,589,203)	09/03/29	0.00%	1D ESTR	Monthly	(76,128)
Koninklijke Vopak NV	Morgan Stanley & Co. International PLC	(7,813,376)	01/04/27	(0.26)%	1D ESTR	Monthly	(264,218)
Koninklijke Vopak NV	SG Americas Securities LLC	(12,259,407)	12/08/25	(0.26)%	1D ESTR	Monthly	(225,632)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kosaido Holdings Co. Ltd.	Bank of America N.A.	$ (209,839)	02/15/28	(0.25)%	1D P TONA	Monthly	$ 7,069
Kosaido Holdings Co. Ltd.	Barclays Bank PLC	(397,448)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,455)
Kosaido Holdings Co. Ltd.	Goldman Sachs Bank USA	(195,410)	08/19/26	(0.60)%	1D P TONA	Monthly	6,583
Kotobuki Spirits Co. Ltd.	Barclays Bank PLC	(11,320,343)	05/12/27	(0.20)%	1D P TONA	Monthly	249,120
Kotobuki Spirits Co. Ltd.	SG Americas Securities LLC	(369,991)	12/08/25	(0.25)%	1D P TONA	Monthly	(963)
Kraft Heinz Co.	BNP Paribas SA	(36,352,028)	04/16/26	(0.15)%	1D OBFR01	Monthly	(455,741)
Krosaki Harima Corp.	Bank of America N.A.	(57,848)	02/15/28	(0.25)%	1D P TONA	Monthly	593
Krosaki Harima Corp.	Barclays Bank PLC	(824,922)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,840)
Krosaki Harima Corp.	BNP Paribas SA	(67,510)	03/24/27	(0.25)%	1D TONA	Monthly	1,094
Krosaki Harima Corp.	UBS AG	(198,593)	04/03/28	0.00%	1D P TONA	Monthly	1,636
Kulicke & Soffa Industries, Inc.	SG Americas Securities LLC	(7,651,939)	12/08/25	(0.14)%	1D OBFR01	Monthly	849,293
Kulicke & Soffa Industries, Inc.	UBS AG	(2,345,031)	04/21/28	0.00%	1D OBFR01	Monthly	160,070
Kumiai Chemical Industry Co. Ltd.	Barclays Bank PLC	(257,811)	05/12/27	(0.19)%	1D P TONA	Monthly	(3,060)
Kumiai Chemical Industry Co. Ltd.	Citibank N.A.	(675,206)	02/26/26	(0.15)%	1D P TONA	Monthly	4,703
Kura Sushi USA, Inc., Class A	Barclays Bank PLC	(394,047)	12/23/25	(0.50)%	1D OBFR01	Monthly	(2,713)
Kura Sushi USA, Inc., Class A	BNP Paribas SA	(1,316,783)	04/16/26	(0.37)%	1D OBFR01	Monthly	(275,260)
Kura Sushi USA, Inc., Class A	Morgan Stanley & Co. International PLC	(892,314)	01/04/27	(0.15)%	1D FEDL01	Monthly	(6,144)
Kurabo Industries Ltd.	Bank of America N.A.	(284,045)	02/15/28	(0.25)%	1D P TONA	Monthly	(23,779)
Kurabo Industries Ltd.	Barclays Bank PLC	(410,497)	05/12/27	(0.20)%	1D P TONA	Monthly	(35,317)
Kurabo Industries Ltd.	BNP Paribas SA	(220,913)	03/24/27	(0.25)%	1D TONA	Monthly	(17,916)
Kurabo Industries Ltd.	Citibank N.A.	(162,762)	02/26/26	(0.15)%	1D P TONA	Monthly	(12,379)
Kurabo Industries Ltd.	Morgan Stanley & Co. International PLC	(70,923)	01/06/27	(0.25)%	1D P TONA	Monthly	(3,380)
Kurabo Industries Ltd.	SG Americas Securities LLC	(225,390)	12/08/25	(0.25)%	1D P TONA	Monthly	(24,054)
Kurabo Industries Ltd.	UBS AG	(125,718)	04/03/28	0.00%	1D P TONA	Monthly	(12,272)
Kusuri no Aoki Holdings Co. Ltd.	Bank of America N.A.	(6,432,621)	02/15/28	(0.15)%	1D P TONA	Monthly	(104,759)
Kusuri no Aoki Holdings Co. Ltd.	Barclays Bank PLC	(3,309,682)	05/12/27	(0.16)%	1D P TONA	Monthly	9,050
KYB Corp.	Bank of America N.A.	(1,413,345)	02/15/28	0.00%	1D P TONA	Monthly	(16,025)
KYB Corp.	Barclays Bank PLC	(3,132,228)	05/12/27	(0.20)%	1D P TONA	Monthly	(104,811)
Kyoei Steel Ltd.	Barclays Bank PLC	(637,871)	05/12/27	(0.18)%	1D P TONA	Monthly	19,966
Kyoei Steel Ltd.	Morgan Stanley & Co. International PLC	(194,328)	01/06/27	(0.25)%	1D P TONA	Monthly	6,083
Kyoei Steel Ltd.	SG Americas Securities LLC	(437,627)	12/08/25	(0.25)%	1D P TONA	Monthly	(9,276)
Kyoto Financial Group, Inc.	Bank of America N.A.	(212,251)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,219)
Kyoto Financial Group, Inc.	Bank of America N.A.	(8,355,148)	03/15/28	(0.15)%	1D P TONA	Monthly	(48,001)
Kyoto Financial Group, Inc.	Barclays Bank PLC	(3,566,948)	09/09/27	(0.15)%	1D P TONA	Monthly	(45,773)
Kyoto Financial Group, Inc.	Citibank N.A.	(406,478)	02/26/26	(0.15)%	1D P TONA	Monthly	(5,991)
Kyoto Financial Group, Inc.	Citibank N.A.	(3,333,826)	02/26/26	(0.17)%	1D P TONA	Monthly	15,984
Kyowa Kirin Co. Ltd.	Barclays Bank PLC	(3,646,168)	09/09/27	(0.20)%	1D P TONA	Monthly	(139,871)
Kyowa Kirin Co. Ltd.	Citibank N.A.	(132,120)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,729)
Kyudenko Corp.	Barclays Bank PLC	(1,426,900)	05/12/27	(0.20)%	1D P TONA	Monthly	(47,120)
Kyudenko Corp.	Citibank N.A.	(1,717,296)	02/26/26	(0.15)%	1D P TONA	Monthly	(25,893)
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(187,596)	02/15/28	0.00%	1D P TONA	Monthly	542
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(139,585)	03/15/28	0.00%	1D P TONA	Monthly	403
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(778,476)	05/12/27	(0.15)%	1D P TONA	Monthly	(12,291)
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(192,817)	09/09/27	(0.20)%	1D P TONA	Monthly	3,104
Kyushu Railway Co.	Bank of America N.A.	(228,354)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,381)
Kyushu Railway Co.	Barclays Bank PLC	(2,152,864)	05/12/27	(0.15)%	1D P TONA	Monthly	(11,490)
L E Lundbergforetagen AB	Bank of America N.A.	(961,321)	02/15/28	(0.26)%	1D STIBOR	Monthly	9,387
L E Lundbergforetagen AB	Bank of America N.A.	(2,069)	02/15/28	(0.26)%	1D STIBOR	Monthly	20
L E Lundbergforetagen AB	BNP Paribas SA	(3,891,194)	08/17/26	(0.25)%	1D STIBOR	Monthly	37,996
Laboratorios Farmaceuticos Rovi SA	Barclays Bank PLC	(3,065,380)	12/10/26	(0.26)%	1D ESTR	Monthly	(68,930)
Lam Research Corp.	UBS AG	(2,174,236)	04/18/28	0.00%	1D OBFR01	Monthly	125,502
Land Securities Group PLC	SG Americas Securities LLC	(12,088,457)	12/08/25	(0.25)%	1D SONIA	Monthly	271,743
Landis&Gyr Group AG	SG Americas Securities LLC	(5,440,256)	12/08/25	(0.26)%	SSARON	Monthly	(664,956)
Lantheus Holdings, Inc.	Barclays Bank PLC	(9,491,514)	12/23/25	(0.15)%	1D OBFR01	Monthly	150,888
Lantheus Holdings, Inc.	Goldman Sachs Bank USA	(2,921,622)	08/19/26	(0.15)%	1D FEDL01	Monthly	362,057
Lantheus Holdings, Inc.	SG Americas Securities LLC	(4,870,076)	12/08/25	(0.15)%	1D OBFR01	Monthly	641,533
Lantheus Holdings, Inc.	UBS AG	(4,652,829)	04/18/28	0.00%	1D OBFR01	Monthly	528,935

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
LANXESS AG	Morgan Stanley & Co. International PLC	$ (1,331,181)	01/04/27	(0.26)%	1D ESTR	Monthly	$ 72,985
LANXESS AG	SG Americas Securities LLC	(10,072,804)	12/08/25	(0.26)%	1D ESTR	Monthly	810,472
Las Vegas Sands Corp.	UBS AG	(8,444,639)	04/18/28	0.00%	1D OBFR01	Monthly	(430,192)
LaSalle Logiport REIT	Bank of America N.A.	(3,546,395)	02/15/28	(0.15)%	1D P TONA	Monthly	(120,847)
Lasertec Corp.	Barclays Bank PLC	(1,747,347)	09/09/27	(0.20)%	1D P TONA	Monthly	185,743
Laureate Education, Inc.	Bank of America N.A.	(1,057,057)	02/15/28	(0.15)%	1D OBFR01	Monthly	27,469
Laurentian Bank of Canada	Bank of America N.A.	(1,745,171)	02/15/28	(0.20)%	CABROVER	Monthly	3,392
Laurentian Bank of Canada	Morgan Stanley & Co. International PLC	(2,351,662)	01/04/27	(0.20)%	CABROVER	Monthly	6,090
La-Z-Boy, Inc.	SG Americas Securities LLC	(8,634,059)	12/08/25	(0.15)%	1D OBFR01	Monthly	724,292
LCI Industries	Barclays Bank PLC	(10,515,374)	12/23/25	(0.15)%	1D OBFR01	Monthly	497,719
Legacy Housing Corp.	BNP Paribas SA	(594,513)	04/16/26	(0.15)%	1D OBFR01	Monthly	8,381
Legacy Housing Corp.	SG Americas Securities LLC	(69,248)	12/08/25	(0.50)%	1D OBFR01	Monthly	2,734
Legacy Housing Corp.	UBS AG	(31,008)	04/21/28	0.00%	1D OBFR01	Monthly	437
Legrand SA	Bank of America N.A.	(30,052,423)	02/15/28	0.00%	1D ESTR	Monthly	(4,084,666)
Legrand SA	Bank of America N.A.	(15,187,097)	02/15/28	0.00%	1D ESTR	Monthly	(2,116,449)
Legrand SA	Citibank N.A.	(284,287)	06/25/26	(0.26)%	1D ESTR	Monthly	(5,957)
Legrand SA	Citibank N.A.	(2,642,231)	07/06/26	(0.26)%	1D ESTR	Monthly	(143,813)
Leidos Holdings, Inc.	Bank of America N.A.	(387,460)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,140
Lemonade, Inc.	UBS AG	(1,385,896)	04/21/28	0.00%	1D OBFR01	Monthly	43,810
Lennox International, Inc.	Barclays Bank PLC	(4,551,218)	12/23/25	(0.15)%	1D OBFR01	Monthly	288,218
Leo Lithium Ltd.	Goldman Sachs Bank USA	(10,965)	08/19/26	(1.27)%	1D AONIA	Monthly	6,627
Leonardo DRS, Inc.	UBS AG	(1,007,564)	04/18/28	0.00%	1D OBFR01	Monthly	119,986
Levi Strauss & Co., Class A	Barclays Bank PLC	(3,043,281)	12/23/25	(0.15)%	1D OBFR01	Monthly	183,033
Liberty Media Corp.-Liberty Live, Class C	SG Americas Securities LLC	(3,024,963)	12/08/25	(0.15)%	1D OBFR01	Monthly	(236,591)
Liberty Media Corp-Liberty Formula One, Class C	UBS AG	(7,621,139)	04/18/28	0.00%	1D OBFR01	Monthly	144,964
Life360, Inc.	Morgan Stanley & Co. International PLC	(1,498,099)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,297
Life360, Inc.	UBS AG	(1,371,450)	04/21/28	0.00%	1D OBFR01	Monthly	(7,170)
Lifedrink Co. Inc.	Bank of America N.A.	(71,931)	02/15/28	(0.25)%	1D P TONA	Monthly	(11,711)
Lifedrink Co., Inc.	Barclays Bank PLC	(223,273)	05/12/27	(0.20)%	1D P TONA	Monthly	(17,198)
Lifedrink Co., Inc.	BNP Paribas SA	(17,257)	03/24/27	(0.25)%	1D TONA	Monthly	(2,160)
Lifedrink Co., Inc.	Morgan Stanley & Co. International PLC	(152,700)	01/06/27	(0.25)%	1D P TONA	Monthly	(13,091)
Lifedrink Co., Inc.	UBS AG	(120,741)	04/03/28	0.00%	1D P TONA	Monthly	(19,658)
LIFENET INSURANCE CO.	Barclays Bank PLC	(1,729,222)	05/12/27	(1.49)%	1D P TONA	Monthly	(79,345)
LIFENET INSURANCE CO.	BNP Paribas SA	(1,244,236)	03/24/27	(1.50)%	1D TONA	Monthly	(124,186)
LIFENET INSURANCE CO.	Citibank N.A.	(1,552,686)	02/26/26	(1.15)%	1D P TONA	Monthly	(57,453)
LIFENET INSURANCE CO.	Morgan Stanley & Co. International PLC	(2,980,552)	01/06/27	(1.35)%	1D P TONA	Monthly	(136,727)
LIFENET INSURANCE CO.	UBS AG	(738,754)	04/03/28	0.00%	1D P TONA	Monthly	(68,421)
Lifestyle Communities Ltd.	Bank of America N.A.	(360,853)	02/15/28	(0.30)%	1D AONIA	Monthly	5,527
Lifestyle Communities Ltd.	Barclays Bank PLC	(1,004,755)	05/12/27	(0.25)%	1D AONIA	Monthly	37,039
Lifestyle Communities Ltd.	Morgan Stanley & Co. International PLC	(794,632)	01/06/27	(0.84)%	1D AONIA	Monthly	34,697
Ligand Pharmaceuticals, Inc.	UBS AG	(1,967,966)	04/21/28	0.00%	1D OBFR01	Monthly	28,740
Limbach Holdings, Inc.	Goldman Sachs Bank USA	(943,145)	08/19/26	(0.15)%	1D FEDL01	Monthly	47,713
Limbach Holdings, Inc.	UBS AG	(885,569)	04/21/28	0.00%	1D OBFR01	Monthly	44,800
Linamar Corp.	Morgan Stanley & Co. International PLC	(1,588,307)	01/04/27	(0.20)%	CABROVER	Monthly	11,999
Lincoln National Corp.	Morgan Stanley & Co. International PLC	(11,896,393)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,244,811)
Lindab International AB	BNP Paribas SA	(250,525)	11/17/25	(0.25)%	1D STIBOR	Monthly	(6,953)
Lindab International AB	Morgan Stanley & Co. International PLC	(1,780,286)	01/04/27	(0.26)%	1D STIBOR	Monthly	(6,566)
Linde PLC	Barclays Bank PLC	(11,842,982)	12/23/25	0.10%	1D OBFR01	Monthly	295,058
Lineage, Inc.	Morgan Stanley & Co. International PLC	(3,065,714)	01/06/27	(0.15)%	1D FEDL01	Monthly	35,117
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lineage, Inc.	SG Americas Securities LLC	$ (188,485)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 1,602
Liquidia Corp.	Bank of America N.A.	(949,707)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,506
Liquidia Corp.	Barclays Bank PLC	(855,411)	12/23/25	(0.50)%	1D OBFR01	Monthly	24,846
Liquidia Corp.	Morgan Stanley & Co. International PLC	(2,304,846)	01/04/27	(0.23)%	1D FEDL01	Monthly	(222,098)
Liquidity Services, Inc.	Bank of America N.A.	(161,984)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,430
Lixil Corp.	Bank of America N.A.	(5,293,390)	02/15/28	0.00%	1D P TONA	Monthly	(87,897)
Lixil Corp.	Barclays Bank PLC	(36,522,861)	05/12/27	(0.19)%	1D P TONA	Monthly	(1,655,896)
LKQ Corp.	BNP Paribas SA	(6,760,949)	04/16/26	(0.15)%	1D OBFR01	Monthly	937,441
Loar Holdings, Inc.	UBS AG	(1,996,791)	04/18/28	0.00%	1D OBFR01	Monthly	24,355
Logista Integral SA	Barclays Bank PLC	(8,521,994)	12/10/26	(0.26)%	1D ESTR	Monthly	(91,442)
LondonMetric Property PLC	Bank of America N.A.	(2,764,219)	02/15/28	(0.25)%	1D SONIA	Monthly	37,463
LondonMetric Property PLC	Morgan Stanley & Co. International PLC	(3,467,286)	01/04/27	(0.25)%	1D SONIA	Monthly	77,159
LondonMetric Property PLC	SG Americas Securities LLC	(8,269,344)	12/08/25	(0.22)%	1D SONIA	Monthly	159,064
LondonMetric Property PLC	SG Americas Securities LLC	(2,078,532)	12/08/25	(0.22)%	1D SONIA	Monthly	39,760
LondonMetric Property PLC	UBS AG	(5,024,449)	09/03/29	0.00%	1D SONIA	Monthly	62,524
Lonza Group AG	SG Americas Securities LLC	(8,767,843)	12/08/25	0.10%	SSARON	Monthly	(165,904)
Lonza Group AG	SG Americas Securities LLC	(16,605,372)	12/08/25	0.09%	SSARON	Monthly	(310,759)
Lotus Bakeries NV	Barclays Bank PLC	(828,237)	12/10/26	(0.26)%	1D ESTR	Monthly	16,613
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(1,043,924)	01/04/27	(0.26)%	1D ESTR	Monthly	20,940
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(5,090,206)	01/06/27	(0.26)%	1D ESTR	Monthly	102,102
Lotus Bakeries NV	SG Americas Securities LLC	(2,406,447)	12/08/25	(0.26)%	1D ESTR	Monthly	123,756
Lotus Bakeries NV	SG Americas Securities LLC	(4,634,639)	12/08/25	(0.26)%	1D ESTR	Monthly	238,344
Lotus Bakeries NV	UBS AG	(1,667,087)	04/18/28	0.00%	1D ESTR	Monthly	26,931
Lotus Bakeries NV	UBS AG	(335,136)	09/03/29	0.00%	1D ESTR	Monthly	5,414
LPL Financial Holdings, Inc.	BNP Paribas SA	(2,833,866)	04/16/26	(0.15)%	1D OBFR01	Monthly	(14,203)
LSI Industries, Inc.	Barclays Bank PLC	(58,950)	12/23/25	(0.15)%	1D OBFR01	Monthly	(2,519)
LSI Industries, Inc.	Morgan Stanley & Co. International PLC	(270,323)	01/04/27	(0.15)%	1D FEDL01	Monthly	(11,552)
LSI Industries, Inc.	SG Americas Securities LLC	(1,055,220)	12/08/25	(0.24)%	1D OBFR01	Monthly	(38,241)
LTC Properties, Inc.	Morgan Stanley & Co. International PLC	(13,274,023)	01/04/27	(0.15)%	1D FEDL01	Monthly	499,151
Lumen Technologies, Inc.	SG Americas Securities LLC	(576,291)	12/08/25	(0.15)%	1D OBFR01	Monthly	8,925
Lumen Technologies, Inc.	UBS AG	(6,217,982)	04/18/28	0.00%	1D OBFR01	Monthly	109,810
Lumentum Holdings, Inc.	Bank of America N.A.	(504,805)	02/15/28	(0.15)%	1D OBFR01	Monthly	(38,770)
Lumine Group, Inc.	Morgan Stanley & Co. International PLC	(3,278,251)	01/04/27	(0.20)%	CABROVER	Monthly	(48,035)
LyondellBasell Industries NV	Barclays Bank PLC	(2,847,833)	12/23/25	(0.15)%	1D OBFR01	Monthly	176,855
M&A Research Institute Holdings, Inc.	Bank of America N.A.	(1,937,973)	02/15/28	(1.00)%	1D P TONA	Monthly	(11,133)
M&A Research Institute Holdings, Inc.	Barclays Bank PLC	(965,053)	05/12/27	(0.90)%	1D P TONA	Monthly	(4,106)
M&A Research Institute Holdings, Inc.	Morgan Stanley & Co. International PLC	(648,788)	01/06/27	(0.75)%	1D P TONA	Monthly	(2,114)
M&G PLC	SG Americas Securities LLC	(4,531,403)	12/08/25	(0.25)%	1D SONIA	Monthly	(79,999)
M3, Inc.	Bank of America N.A.	(621,048)	02/15/28	0.00%	1D P TONA	Monthly	(13,570)
M3, Inc.	Bank of America N.A.	(534,390)	03/15/28	(0.15)%	1D P TONA	Monthly	(11,677)
M3, Inc.	Barclays Bank PLC	(8,900,729)	05/12/27	(0.20)%	1D P TONA	Monthly	(79,851)
M3, Inc.	Barclays Bank PLC	(9,928,897)	09/09/27	(0.20)%	1D P TONA	Monthly	(111,839)
Macerich Co.	Bank of America N.A.	(6,859,452)	02/15/28	(0.15)%	1D OBFR01	Monthly	(299,914)
Macerich Co.	Barclays Bank PLC	(9,798,414)	12/23/25	(0.15)%	1D OBFR01	Monthly	404,754
Macerich Co.	SG Americas Securities LLC	(3,975,895)	12/08/25	(0.15)%	1D OBFR01	Monthly	(130,236)
Macy’s, Inc.	Morgan Stanley & Co. International PLC	(1,829,414)	01/04/27	(0.15)%	1D FEDL01	Monthly	53,434
Madison Square Garden Sports Corp.	BNP Paribas SA	(8,695,636)	04/16/26	(0.15)%	1D OBFR01	Monthly	87,793
Madrigal Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(313,713)	01/06/27	(0.15)%	1D FEDL01	Monthly	10,901

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Magellan Financial Group Ltd.	Barclays Bank PLC	$ (2,742,601)	05/12/27	(0.25)%	1D AONIA	Monthly	$ (94,881)
Mainfreight Ltd.	BNP Paribas SA	(255,484)	03/22/27	(0.25)%	1D NZOCO	Monthly	26,323
Mainfreight Ltd.	Goldman Sachs Bank USA	(1,083,097)	08/19/26	(0.40)%	1D NZOCO	Monthly	111,592
Makita Corp.	Bank of America N.A.	(1,252,337)	02/15/28	(0.15)%	1D P TONA	Monthly	(41,712)
Makita Corp.	Bank of America N.A.	(4,009,565)	03/15/28	(0.15)%	1D P TONA	Monthly	(129,535)
Makita Corp.	Barclays Bank PLC	(166,313)	09/09/27	(0.15)%	1D P TONA	Monthly	(10,148)
Makita Corp.	BNP Paribas SA	(8,358,639)	09/09/26	(0.25)%	1D TONA	Monthly	(275,580)
Makita Corp.	BNP Paribas SA	(3,743,174)	03/24/27	(0.25)%	1D TONA	Monthly	(92,537)
Mandatum Oyj	Goldman Sachs Bank USA	(1,632,550)	08/19/26	(0.26)%	1D ESTR	Monthly	(71,035)
Mandatum Oyj	Morgan Stanley & Co. International PLC	(4,688,293)	01/04/27	(0.26)%	1D ESTR	Monthly	(73,579)
Manhattan Associates, Inc.	BNP Paribas SA	(534,145)	04/16/26	(0.15)%	1D OBFR01	Monthly	5,424
Mani, Inc.	Barclays Bank PLC	(146,384)	05/12/27	0.00%	1D P TONA	Monthly	700
Manulife Financial Corp.	Morgan Stanley & Co. International PLC	(10,612,960)	01/06/27	(0.20)%	CABROVER	Monthly	(248,286)
Manulife Financial Corp.	SG Americas Securities LLC	(1,737,451)	12/08/25	(0.20)%	CABROVER	Monthly	(38,269)
Maplebear, Inc.	Barclays Bank PLC	(5,818,092)	12/23/25	(0.15)%	1D OBFR01	Monthly	231,745
Maplebear, Inc.	SG Americas Securities LLC	(5,611,598)	12/08/25	(0.15)%	1D OBFR01	Monthly	148,151
Mapletree Logistics Trust	Goldman Sachs Bank USA	(2,974)	08/19/26	(0.30)%	SORA	Monthly	39
Mapletree Logistics Trust	Morgan Stanley & Co. International PLC	(211,553)	01/06/27	(0.30)%	SORA	Monthly	8,000
MARA Holdings, Inc.	Bank of America N.A.	(380,577)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,991
Marathon Petroleum Corp.	SG Americas Securities LLC	(3,972,495)	12/08/25	(0.15)%	1D OBFR01	Monthly	215,040
MarineMax, Inc.	Bank of America N.A.	(139,866)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,334
Markel Group, Inc.	SG Americas Securities LLC	(15,620,906)	12/08/25	(0.15)%	1D OBFR01	Monthly	(77,897)
Marks & Spencer Group PLC	Barclays Bank PLC	(8,288,882)	08/17/26	(0.15)%	1D SONIA	Monthly	22,654
Marks & Spencer Group PLC	UBS AG	(5,890,070)	04/18/28	0.00%	1D SONIA	Monthly	(154,264)
Marqeta, Inc., Class A	Goldman Sachs Bank USA	(1,200,298)	08/18/26	(0.15)%	1D FEDL01	Monthly	26,765
Marqeta, Inc., Class A	SG Americas Securities LLC	(5,448,223)	12/08/25	(0.15)%	1D OBFR01	Monthly	188,730
Marriott International, Inc., Class A	Barclays Bank PLC	(11,998,290)	12/23/25	(0.15)%	1D OBFR01	Monthly	402,170
Marriott International, Inc., Class A	SG Americas Securities LLC	(16,075,303)	12/08/25	(0.15)%	1D OBFR01	Monthly	926,185
Marriott Vacations Worldwide Corp.	Bank of America N.A.	(1,660,788)	02/15/28	(0.15)%	1D OBFR01	Monthly	76,960
Mars Group Holdings Corp.	Barclays Bank PLC	(128,913)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,809)
Mars Group Holdings Corp.	Citibank N.A.	(146,407)	02/26/26	(0.15)%	1D P TONA	Monthly	(1,042)
Marshalls PLC	Bank of America N.A.	(1,848,993)	02/15/28	(0.25)%	1D SONIA	Monthly	339,164
Marten Transport Ltd.	BNP Paribas SA	(878,148)	04/16/26	(0.15)%	1D OBFR01	Monthly	64,875
Marten Transport Ltd.	SG Americas Securities LLC	(225,801)	12/08/25	(0.15)%	1D OBFR01	Monthly	24,942
Marten Transport Ltd.	UBS AG	(2,778,518)	04/21/28	0.00%	1D OBFR01	Monthly	205,268
Martin Marietta Materials, Inc.	Barclays Bank PLC	(8,970,667)	12/23/25	(0.15)%	1D OBFR01	Monthly	(61,273)
Martinrea International, Inc.	Goldman Sachs Bank USA	(387,351)	08/19/26	(0.20)%	1D CORRA	Monthly	9,979
Marubeni Corp.	Bank of America N.A.	(540,040)	02/15/28	(0.15)%	1D P TONA	Monthly	(27,083)
Marubeni Corp.	Bank of America N.A.	(2,602,719)	03/15/28	0.00%	1D P TONA	Monthly	(130,525)
Marubeni Corp.	Barclays Bank PLC	(479,277)	09/09/27	(0.20)%	1D P TONA	Monthly	(22,329)
Marubeni Corp.	BNP Paribas SA	(9,851,340)	09/09/26	(0.25)%	1D TONA	Monthly	(494,038)
Marubeni Corp.	BNP Paribas SA	(16,197,294)	03/24/27	(0.25)%	1D TONA	Monthly	(812,284)
Maruichi Steel Tube Ltd.	Barclays Bank PLC	(727,151)	05/12/27	(0.56)%	1D P TONA	Monthly	(529)
Maruwa Co. Ltd.	Citibank N.A.	(2,385,456)	02/26/26	(0.16)%	1D P TONA	Monthly	(236,877)
Maruwa Co. Ltd.	Citibank N.A.	(3,209,622)	02/26/26	(0.19)%	1D P TONA	Monthly	225,588
Maruwa Co. Ltd./Aichi	Bank of America N.A.	(494,330)	02/15/28	0.00%	1D P TONA	Monthly	(18,080)
Maruwa Co. Ltd./Aichi	Barclays Bank PLC	(29,113,541)	05/12/27	(0.20)%	1D P TONA	Monthly	2,046,242
Maruwa Co. Ltd./Aichi	Barclays Bank PLC	(15,796,211)	09/09/27	(0.20)%	1D P TONA	Monthly	1,026,749
Maruwa Co. Ltd./Aichi	Goldman Sachs Bank USA	(581,565)	08/19/26	(0.25)%	1D P TONA	Monthly	(21,270)
Maruwa Co. Ltd./Aichi	SG Americas Securities LLC	(3,644,968)	12/08/25	(0.17)%	1D P TONA	Monthly	(273,461)
Maruwa Co. Ltd./Aichi	SG Americas Securities LLC	(2,771,992)	12/08/25	(0.25)%	1D P TONA	Monthly	(212,042)
Maruzen Showa Unyu Co. Ltd.	Bank of America N.A.	(282,975)	02/15/28	(0.25)%	1D P TONA	Monthly	(12,532)
Maruzen Showa Unyu Co. Ltd.	Barclays Bank PLC	(526,154)	05/12/27	(0.19)%	1D P TONA	Monthly	(17,198)
Maruzen Showa Unyu Co. Ltd.	BNP Paribas SA	(182,445)	03/24/27	(0.25)%	1D TONA	Monthly	(8,205)
Maruzen Showa Unyu Co. Ltd.	SG Americas Securities LLC	(208,626)	12/08/25	(0.25)%	1D P TONA	Monthly	(10,621)
Maruzen Showa Unyu Co. Ltd.	UBS AG	(133,005)	04/03/28	0.00%	1D P TONA	Monthly	(5,216)
Marzetti Co.	Morgan Stanley & Co. International PLC	(740,055)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,551
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Masco Corp.	Citibank N.A.	$ (858,592)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ (24,782)
Masimo Corp.	UBS AG	(201,057)	04/18/28	0.00%	1D OBFR01	Monthly	53
Masterbrand, Inc.	SG Americas Securities LLC	(7,733,977)	12/08/25	(0.15)%	1D OBFR01	Monthly	251,015
Mastercard, Inc., Class A	Barclays Bank PLC	(995,710)	12/23/25	(0.15)%	1D OBFR01	Monthly	(13,739)
Mastercard, Inc., Class A	Morgan Stanley & Co. International PLC	(2,173,018)	01/06/27	(0.15)%	1D FEDL01	Monthly	(29,984)
Mastercard, Inc., Class A	SG Americas Securities LLC	(8,321,862)	12/08/25	(0.15)%	1D OBFR01	Monthly	(59,628)
Matador Resources Co.	SG Americas Securities LLC	(6,422,524)	12/08/25	(0.14)%	1D OBFR01	Monthly	261,645
Matas A/S	Bank of America N.A.	(1,156,636)	02/15/28	(0.26)%	1W CIBOR	Monthly	34,582
Matas A/S	BNP Paribas SA	(1,471,628)	06/17/26	(0.25)%	DESTR	Monthly	41,072
Matas A/S	Morgan Stanley & Co. International PLC	(1,858,185)	01/04/27	(0.26)%	DESTR	Monthly	3,254
Matsui Securities Co. Ltd.	Barclays Bank PLC	(7,931,942)	05/12/27	(0.19)%	1D P TONA	Monthly	(370,589)
Matsui Securities Co. Ltd.	Morgan Stanley & Co. International PLC	(834,716)	01/06/27	(0.25)%	1D P TONA	Monthly	(39,234)
MatsukiyoCocokara & Co.	Barclays Bank PLC	(6,481,282)	05/12/27	(0.20)%	1D P TONA	Monthly	195,617
MatsukiyoCocokara & Co.	Barclays Bank PLC	(8,744,755)	09/09/27	(0.20)%	1D P TONA	Monthly	263,932
MatsukiyoCocokara & Co.	SG Americas Securities LLC	(6,800,723)	12/08/25	(0.25)%	1D P TONA	Monthly	(70,181)
MatsukiyoCocokara & Co.	SG Americas Securities LLC	(5,451,147)	12/08/25	(0.25)%	1D P TONA	Monthly	(56,254)
Mattel, Inc.	Citibank N.A.	(621,593)	02/24/28	(0.15)%	1D OBFR01	Monthly	10,440
Matthews International Corp., Class A	Goldman Sachs Bank USA	(747,840)	08/18/26	(0.15)%	1D FEDL01	Monthly	33,744
Matthews International Corp., Class A	Morgan Stanley & Co. International PLC	(1,220,501)	01/04/27	(0.15)%	1D FEDL01	Monthly	74,635
Max Co. Ltd.	Bank of America N.A.	(126,157)	02/15/28	0.00%	1D P TONA	Monthly	(1,153)
Max Co. Ltd.	Barclays Bank PLC	(304,632)	05/12/27	(0.15)%	1D P TONA	Monthly	(6,940)
Max Co. Ltd.	UBS AG	(51,405)	04/03/28	0.00%	1D P TONA	Monthly	(2,199)
Mazda Motor Corp.	Barclays Bank PLC	(781,780)	05/12/27	(0.20)%	1D P TONA	Monthly	10,631
McCormick & Co. Inc.	Bank of America N.A.	(859,911)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,819
McCormick & Co. Inc.	BNP Paribas SA	(831,638)	04/16/26	(0.15)%	1D OBFR01	Monthly	8,657
MDA Space Ltd.	Morgan Stanley & Co. International PLC	(1,302,780)	01/04/27	(0.20)%	CABROVER	Monthly	(2,240)
Mebuki Financial Group, Inc.	Barclays Bank PLC	(4,018,048)	05/12/27	(0.20)%	1D P TONA	Monthly	(135,250)
Mebuki Financial Group, Inc.	Barclays Bank PLC	(8,191,890)	09/09/27	(0.20)%	1D P TONA	Monthly	(276,283)
Mebuki Financial Group, Inc.	SG Americas Securities LLC	(490,113)	12/08/25	(0.25)%	1D P TONA	Monthly	(37,453)
Mebuki Financial Group, Inc.	SG Americas Securities LLC	(766,148)	12/08/25	(0.25)%	1D P TONA	Monthly	(58,547)
Medibank Pvt Ltd.	Barclays Bank PLC	(219,424)	05/12/27	(0.39)%	1D AONIA	Monthly	(4,214)
Medibank Pvt Ltd.	BNP Paribas SA	(133,051)	09/07/26	0.00%	1D AONIA	Monthly	83
Medical Properties Trust, Inc.	Bank of America N.A.	(1,263,947)	02/15/28	(1.36)%	1D OBFR01	Monthly	(15,528)
Medical Properties Trust, Inc.	Morgan Stanley & Co. International PLC	(3,079,379)	01/04/27	(1.53)%	1D FEDL01	Monthly	189,392
Medical Properties Trust, Inc.	SG Americas Securities LLC	(2,144,428)	12/08/25	(0.75)%	1D OBFR01	Monthly	55,765
Medley, Inc.	Bank of America N.A.	(441,684)	02/15/28	(0.25)%	1D P TONA	Monthly	24,351
Medley, Inc.	Barclays Bank PLC	(14,847,186)	05/12/27	(0.20)%	1D P TONA	Monthly	187,329
MEG Energy Corp.	Morgan Stanley & Co. International PLC	(5,514,294)	01/04/27	(0.20)%	CABROVER	Monthly	(39,613)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	(1,421,262)	01/06/27	(0.20)%	CABROVER	Monthly	12,558
Megaport Ltd.	Barclays Bank PLC	(1,054,792)	05/12/27	(0.40)%	1D AONIA	Monthly	(12,290)
Megmilk Snow Brand Co. Ltd.	Barclays Bank PLC	(248,459)	05/12/27	(0.20)%	1D P TONA	Monthly	(998)
Megmilk Snow Brand Co. Ltd.	Citibank N.A.	(304,356)	02/26/26	(0.25)%	1D P TONA	Monthly	3,874
MEIJI Holdings Co. Ltd.	Bank of America N.A.	(1,774,302)	03/15/28	(0.15)%	1D P TONA	Monthly	31,254
MEIJI Holdings Co. Ltd.	Barclays Bank PLC	(3,456,386)	09/09/27	(0.18)%	1D P TONA	Monthly	(9,489)
Meiko Electronics Co. Ltd.	Barclays Bank PLC	(5,065,252)	05/12/27	(0.20)%	1D P TONA	Monthly	(423,145)
Meiko Electronics Co. Ltd.	Citibank N.A.	(396,970)	02/26/26	(0.25)%	1D P TONA	Monthly	(4,859)
Melexis NV	Morgan Stanley & Co. International PLC	(1,454,221)	01/04/27	(0.26)%	1D ESTR	Monthly	117,268
Melexis NV	SG Americas Securities LLC	(346,783)	12/08/25	(0.26)%	1D ESTR	Monthly	30,136
Melia Hotels International SA	Morgan Stanley & Co. International PLC	(2,238,460)	01/04/27	(0.26)%	1D ESTR	Monthly	(46,192)
Melia Hotels International SA	SG Americas Securities LLC	(5,961,967)	12/08/25	(0.26)%	1D ESTR	Monthly	(278,789)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Menora Mivtachim Holdings Ltd.	BNP Paribas SA	$ (197,632)	06/17/27	(0.75)%	SHIR	Monthly	$ 6,125
Mercari, Inc.	Bank of America N.A.	(1,876,129)	02/15/28	0.00%	1D P TONA	Monthly	98,703
Mercari, Inc.	Bank of America N.A.	(1,138,561)	03/15/28	0.00%	1D P TONA	Monthly	59,899
Mercari, Inc.	Barclays Bank PLC	(11,575,008)	05/12/27	(0.20)%	1D P TONA	Monthly	579,376
Mercari, Inc.	Barclays Bank PLC	(12,347,109)	09/09/27	(0.20)%	1D P TONA	Monthly	646,610
Mercari, Inc.	SG Americas Securities LLC	(3,152,566)	12/08/25	(0.25)%	1D P TONA	Monthly	378,866
Mercari, Inc.	SG Americas Securities LLC	(1,028,312)	12/08/25	(0.25)%	1D P TONA	Monthly	123,579
Merck KGaA	Morgan Stanley & Co. International PLC	(3,334,975)	01/06/27	(0.26)%	1D ESTR	Monthly	48,137
Mercury General Corp.	Bank of America N.A.	(258,810)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,477
Meridian Energy Ltd.	Barclays Bank PLC	(2,096,933)	10/09/27	(0.40)%	1M BBR	Monthly	25,920
Meridian Energy Ltd.	BNP Paribas SA	(3,225,143)	09/07/26	(0.25)%	1D NZOCO	Monthly	52,117
Meridian Energy Ltd.	BNP Paribas SA	(403,454)	03/22/27	(0.25)%	1D NZOCO	Monthly	4,959
Meridian Energy Ltd.	SG Americas Securities LLC	(2,172,278)	12/08/25	(0.26)%	1D NZOCO	Monthly	93,498
Meridian Energy Ltd.	SG Americas Securities LLC	(2,008,235)	12/08/25	(0.29)%	1D NZOCO	Monthly	95,449
Meridian Energy Ltd.	UBS AG	(1,865,532)	09/03/29	0.00%	1M BBR	Monthly	29,341
MeridianLink, Inc.	Bank of America N.A.	(1,132,624)	02/15/28	(0.15)%	1D OBFR01	Monthly	(709)
MeridianLink, Inc.	BNP Paribas SA	(505,067)	04/16/26	(0.15)%	1D OBFR01	Monthly	(316)
MeridianLink, Inc.	UBS AG	(247,279)	04/21/28	0.00%	1D OBFR01	Monthly	(155)
Merit Medical Systems, Inc.	SG Americas Securities LLC	(3,553,257)	12/08/25	0.00%	1D OBFR01	Monthly	(1)
Merlin Properties Socimi SA	Bank of America N.A.	(1,715,306)	02/15/28	(0.26)%	1D ESTR	Monthly	(102,334)
Meta Platforms, Inc., Class A	BNP Paribas SA	(13,122,812)	04/16/26	0.15%	1D OBFR01	Monthly	(1,244,609)
Meta Platforms, Inc., Class A	UBS AG	(11,269,354)	04/18/28	0.00%	1D OBFR01	Monthly	(1,268,108)
Metallus, Inc.	Bank of America N.A.	(639,539)	02/15/28	(0.15)%	1D OBFR01	Monthly	809
Metallus, Inc.	Barclays Bank PLC	(1,700,099)	12/23/25	(0.15)%	1D OBFR01	Monthly	104,046
Metallus, Inc.	Goldman Sachs Bank USA	(766,685)	08/19/26	(0.15)%	1D FEDL01	Monthly	969
Metropole Television SA	Barclays Bank PLC	(5,577,831)	12/10/26	(0.26)%	1D ESTR	Monthly	102,621
Metropolitan Bank Holding Corp.	UBS AG	(1,454,006)	04/21/28	0.00%	1D OBFR01	Monthly	42,078
Metso OYJ	Goldman Sachs Bank USA	(1,480,665)	08/19/26	(0.26)%	1D ESTR	Monthly	59,983
Metso OYJ	Morgan Stanley & Co. International PLC	(290,277)	01/04/27	(0.26)%	1D ESTR	Monthly	15,945
Metso OYJ	SG Americas Securities LLC	(9,685,872)	12/08/25	(0.26)%	1D ESTR	Monthly	240,034
MFA Financial, Inc.	UBS AG	(1,190,439)	04/21/28	0.00%	1D OBFR01	Monthly	18,057
MGE Energy, Inc.	BNP Paribas SA	(1,139,944)	04/16/26	(0.15)%	1D OBFR01	Monthly	7,864
MGE Energy, Inc.	Goldman Sachs Bank USA	(5,354,178)	08/19/26	(0.15)%	1D FEDL01	Monthly	36,934
MGM Resorts International	SG Americas Securities LLC	(3,695,420)	12/08/25	(0.12)%	1D OBFR01	Monthly	105,386
MGP Ingredients, Inc.	Barclays Bank PLC	(2,480,879)	12/23/25	(0.15)%	1D OBFR01	Monthly	261,352
Micronics Japan Co. Ltd.	Barclays Bank PLC	(6,843,289)	05/12/27	(0.20)%	1D P TONA	Monthly	(93,564)
Micronics Japan Co. Ltd.	BNP Paribas SA	(465,911)	03/24/27	(0.25)%	1D TONA	Monthly	(432)
Micronics Japan Co. Ltd.	Morgan Stanley & Co. International PLC	(891,353)	01/06/27	(0.25)%	1D P TONA	Monthly	(12,187)
Micronics Japan Co. Ltd.	SG Americas Securities LLC	(1,397,057)	12/08/25	(0.25)%	1D P TONA	Monthly	(38,405)
MicroStrategy, Inc., Class A	Morgan Stanley & Co. International PLC	(8,560,833)	01/06/27	(0.15)%	1D FEDL01	Monthly	492,690
Mid-America Apartment Communities, Inc.	Bank of America N.A.	(3,604,209)	02/15/28	(0.15)%	1D OBFR01	Monthly	167,231
Mid-America Apartment Communities, Inc.	BNP Paribas SA	(3,136,751)	04/16/26	(0.15)%	1D OBFR01	Monthly	182,610
Middleby Corp.	SG Americas Securities LLC	(5,720,742)	12/08/25	(0.15)%	1D OBFR01	Monthly	110,505
Middlesex Water Co.	Bank of America N.A.	(1,200,021)	02/15/28	(0.15)%	1D OBFR01	Monthly	30,249
Middlesex Water Co.	Barclays Bank PLC	(1,032,512)	12/23/25	(0.15)%	1D OBFR01	Monthly	53,144
Middlesex Water Co.	Goldman Sachs Bank USA	(768,192)	08/19/26	(0.15)%	1D FEDL01	Monthly	25,616
Middlesex Water Co.	UBS AG	(1,018,803)	04/21/28	0.00%	1D OBFR01	Monthly	23,748
MidWestOne Financial Group, Inc.	Bank of America N.A.	(284,086)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,592
MidWestOne Financial Group, Inc.	UBS AG	(171,239)	04/21/28	0.00%	1D OBFR01	Monthly	4,788
Millrose Properties, Inc.	Morgan Stanley & Co. International PLC	(27,371,368)	01/04/27	(0.15)%	1D FEDL01	Monthly	1,071,038
MinebeaMitsumi, Inc.	Bank of America N.A.	(694,546)	02/15/28	(0.15)%	1D P TONA	Monthly	(53,027)
MinebeaMitsumi, Inc.	Barclays Bank PLC	(8,273,323)	05/12/27	(0.20)%	1D P TONA	Monthly	(623,578)
Mineral Resources Ltd.	Barclays Bank PLC	(384,082)	05/12/27	(0.40)%	1D AONIA	Monthly	41,406
Minerals Technologies, Inc.	Barclays Bank PLC	(4,794,361)	12/23/25	(0.15)%	1D OBFR01	Monthly	143,175
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Minto Apartment REIT	Barclays Bank PLC	$ (961,658)	12/23/25	(3.75)%	CABROVER	Monthly	$ 51,982
Minto Apartment REIT	Goldman Sachs Bank USA	(353,630)	08/18/26	(1.00)%	1D CORRA	Monthly	17,068
Minto Apartment REIT	Morgan Stanley & Co. International PLC	(1,001,542)	01/04/27	(2.00)%	CABROVER	Monthly	54,137
Mirion Technologies, Inc., Class A	Morgan Stanley & Co. International PLC	(823,152)	01/04/27	(0.15)%	1D FEDL01	Monthly	(15,621)
Mitek Systems, Inc.	Bank of America N.A.	(1,595,028)	02/15/28	(0.15)%	1D OBFR01	Monthly	57,939
Mitek Systems, Inc.	BNP Paribas SA	(722,283)	04/16/26	(0.15)%	1D OBFR01	Monthly	26,237
Mitsubishi Chemical Group Corp.	Citibank N.A.	(549,473)	02/26/26	0.00%	1D P TONA	Monthly	3,706
Mitsubishi Corp.	Barclays Bank PLC	(8,212,533)	05/12/27	(0.15)%	1D P TONA	Monthly	(169,902)
Mitsubishi Corp.	Barclays Bank PLC	(4,316,894)	09/09/27	(0.15)%	1D P TONA	Monthly	(89,308)
Mitsubishi Electric Corp.	Citibank N.A.	(2,229,066)	02/26/26	(0.15)%	1D P TONA	Monthly	(67,391)
Mitsubishi Estate Logistics REIT Investment Corp.	Bank of America N.A.	(1,003,182)	02/15/28	(0.15)%	1D P TONA	Monthly	(6,470)
Mitsubishi Estate Logistics REIT Investment Corp.	Barclays Bank PLC	(618,694)	05/12/27	(0.15)%	1D P TONA	Monthly	(10,844)
Mitsubishi Motors Corp.	Barclays Bank PLC	(3,986,203)	09/09/27	(0.20)%	1D P TONA	Monthly	(72,245)
Mitsubishi Motors Corp.	SG Americas Securities LLC	(142,784)	12/08/25	(0.25)%	1D P TONA	Monthly	4,043
Mitsubishi Pencil Co. Ltd.	Barclays Bank PLC	(430,186)	05/12/27	(0.15)%	1D P TONA	Monthly	(5,784)
Mitsubishi Pencil Co. Ltd.	UBS AG	(14,895)	04/03/28	0.00%	1D P TONA	Monthly	(186)
Mitsuboshi Belting Ltd.	Barclays Bank PLC	(693,733)	05/12/27	(0.20)%	1D P TONA	Monthly	(32,786)
Mitsuboshi Belting Ltd.	BNP Paribas SA	(395,216)	03/24/27	(0.25)%	1D TONA	Monthly	(16,876)
Mitsuboshi Belting Ltd.	Goldman Sachs Bank USA	(180,474)	08/19/26	(0.25)%	1D P TONA	Monthly	(7,706)
Mitsuboshi Belting Ltd.	Morgan Stanley & Co. International PLC	(300,239)	01/06/27	(0.25)%	1D P TONA	Monthly	(14,189)
Mitsuboshi Belting Ltd.	SG Americas Securities LLC	(53,554)	12/08/25	(0.25)%	1D P TONA	Monthly	(3,614)
Mitsui E&S Co. Ltd.	Barclays Bank PLC	(11,591,214)	05/12/27	(0.50)%	1D P TONA	Monthly	(348,993)
Mitsui E&S Co. Ltd.	Morgan Stanley & Co. International PLC	(5,414,357)	01/06/27	(0.25)%	1D P TONA	Monthly	(163,018)
Mitsui Fudosan Logistics Park, Inc.	Bank of America N.A.	(7,830,069)	02/15/28	0.00%	1D P TONA	Monthly	99,827
Mitsui Fudosan Logistics Park, Inc.	Barclays Bank PLC	(11,464,316)	05/12/27	(0.20)%	1D P TONA	Monthly	111,969
Mitsui Fudosan Logistics Park, Inc.	Goldman Sachs Bank USA	(260,753)	08/19/26	(0.25)%	1D P TONA	Monthly	3,324
Mitsui Fudosan Logistics Park, Inc.	SG Americas Securities LLC	(91,636)	12/08/25	(0.25)%	1D P TONA	Monthly	2,474
Mitsui OSK Lines Ltd.	Barclays Bank PLC	(5,101,011)	09/09/27	(0.20)%	1D P TONA	Monthly	(324,013)
Mitsui-Soko Holdings Co. Ltd.	Bank of America N.A.	(5,413,977)	02/15/28	0.00%	1D P TONA	Monthly	(172,615)
Mitsui-Soko Holdings Co. Ltd.	Barclays Bank PLC	(6,907,541)	05/12/27	(0.20)%	1D P TONA	Monthly	(282,274)
Mitsui-Soko Holdings Co. Ltd.	BNP Paribas SA	(276,824)	03/24/27	(0.15)%	1D TONA	Monthly	(9,002)
Mitsui-Soko Holdings Co. Ltd.	Citibank N.A.	(523,470)	02/26/26	(0.15)%	1D P TONA	Monthly	(6,607)
Mitsui-Soko Holdings Co. Ltd.	SG Americas Securities LLC	(1,641,418)	12/08/25	(0.19)%	1D P TONA	Monthly	(47,552)
Mitsui-Soko Holdings Co. Ltd.	UBS AG	(903,452)	04/03/28	0.00%	1D P TONA	Monthly	(29,379)
Mizrahi Tefahot Bank Ltd.	Bank of America N.A.	(6,344,050)	02/15/28	(0.60)%	SHIR	Monthly	250,557
Mizrahi Tefahot Bank Ltd.	Citibank N.A.	(513,051)	07/20/26	(0.55)%	SHIR	Monthly	16,019
Mizrahi Tefahot Bank Ltd.	SG Americas Securities LLC	(2,129,020)	12/08/25	(0.70)%	SHIR	Monthly	128,043
Mizuho Leasing Co. Ltd.	Barclays Bank PLC	(12,715)	05/12/27	(0.15)%	1D P TONA	Monthly	(343)
Mizuho Leasing Co. Ltd.	Citibank N.A.	(499,740)	02/26/26	(0.15)%	1D P TONA	Monthly	(4,906)
Mizuno Corp.	Bank of America N.A.	(763,003)	02/15/28	(0.15)%	1D P TONA	Monthly	(18,468)
Mizuno Corp.	Barclays Bank PLC	(1,038,334)	05/12/27	(0.20)%	1D P TONA	Monthly	(30,953)
Mizuno Corp.	BNP Paribas SA	(1,294,355)	03/24/27	(0.25)%	1D TONA	Monthly	(31,779)
Mizuno Corp.	Citibank N.A.	(928,430)	02/26/26	(0.15)%	1D P TONA	Monthly	10,337
Mizuno Corp.	Morgan Stanley & Co. International PLC	(400,809)	01/06/27	(0.25)%	1D P TONA	Monthly	(12,697)
Mizuno Corp.	SG Americas Securities LLC	(267,713)	12/08/25	(0.25)%	1D P TONA	Monthly	(10,994)
Modine Manufacturing Co.	Barclays Bank PLC	(3,941,141)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,710,782)
Modine Manufacturing Co.	SG Americas Securities LLC	(6,294,392)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,269,545)
Mohawk Industries, Inc.	UBS AG	(2,758,333)	04/18/28	0.00%	1D OBFR01	Monthly	(127,548)
Molina Healthcare, Inc.	Bank of America N.A.	(801,088)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,843
Monarch Casino & Resort, Inc.	UBS AG	(608,539)	04/21/28	0.00%	1D OBFR01	Monthly	8,591
Moncler SpA	Citibank N.A.	(278,933)	06/25/26	(0.26)%	1D ESTR	Monthly	5,284
Monday.com Ltd.	Morgan Stanley & Co. International PLC	(9,686,935)	01/06/27	(0.15)%	1D FEDL01	Monthly	850,647
Mondelez International, Inc.	SG Americas Securities LLC	(68,904,355)	12/08/25	0.00%	1D OBFR01	Monthly	3,535,627

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mondi PLC	Barclays Bank PLC	$ (6,080,786)	08/17/26	(0.25)%	1D SONIA	Monthly	$ 656,541
Mondi PLC	Barclays Bank PLC	(196,462)	12/10/26	(0.25)%	1D SONIA	Monthly	21,212
Mondi PLC	SG Americas Securities LLC	(11,628,538)	12/08/25	(0.25)%	1D SONIA	Monthly	1,603,307
Mondi PLC	SG Americas Securities LLC	(6,445,926)	12/08/25	(0.25)%	1D SONIA	Monthly	889,648
Money Forward, Inc.	Barclays Bank PLC	(29,386,638)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,545,000)
MongoDB, Inc., Class A	Barclays Bank PLC	(5,638,502)	12/23/25	(0.15)%	1D OBFR01	Monthly	(314,219)
MongoDB, Inc., Class A	SG Americas Securities LLC	(20,893,182)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,213,074)
Monogatari Corp.	Barclays Bank PLC	(2,042,626)	05/12/27	(0.17)%	1D P TONA	Monthly	(28,567)
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC	(17,391,837)	01/06/27	(0.15)%	1D FEDL01	Monthly	211,123
MonotaRO Co. Ltd.	Barclays Bank PLC	(7,511,069)	05/12/27	(0.17)%	1D P TONA	Monthly	(94,265)
MonotaRO Co. Ltd.	Barclays Bank PLC	(8,138,432)	09/09/27	(0.17)%	1D P TONA	Monthly	(95,486)
MonotaRO Co. Ltd.	SG Americas Securities LLC	(2,099,554)	12/08/25	(0.15)%	1D P TONA	Monthly	80,250
MonotaRO Co. Ltd.	SG Americas Securities LLC	(866,483)	12/08/25	(0.16)%	1D P TONA	Monthly	33,119
MONY Group PLC	BNP Paribas SA	(176,545)	03/17/27	0.00%	1D SONIA	Monthly	557
Morgan Advanced Materials PLC	SG Americas Securities LLC	(257,930)	12/08/25	(0.25)%	1D SONIA	Monthly	(9,212)
Morgan Advanced Materials PLC	UBS AG	(1,903,628)	04/24/28	0.00%	1D SONIA	Monthly	(16,553)
Mori Hills REIT Investment Corp.	Bank of America N.A.	(110,679)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,384)
Mori Hills REIT Investment Corp.	Barclays Bank PLC	(2,172,892)	05/12/27	(0.18)%	1D P TONA	Monthly	(22,285)
Morinaga Milk Industry Co. Ltd.	Bank of America N.A.	(1,416,776)	02/15/28	(0.15)%	1D P TONA	Monthly	31,482
Morinaga Milk Industry Co. Ltd.	Barclays Bank PLC	(3,543,999)	05/12/27	(0.15)%	1D P TONA	Monthly	(44,282)
MOS Food Services, Inc.	Barclays Bank PLC	(1,001,757)	05/12/27	(0.15)%	1D P TONA	Monthly	(24,398)
Mosaic Co.	Barclays Bank PLC	(8,190,836)	12/23/25	(0.15)%	1D OBFR01	Monthly	(25,097)
Msa Safety, Inc.	BNP Paribas SA	(16,723,953)	04/16/26	(0.15)%	1D OBFR01	Monthly	(705,528)
Msa Safety, Inc.	SG Americas Securities LLC	(20,792,688)	12/08/25	(0.15)%	1D OBFR01	Monthly	(422,223)
MSCI, Inc., Class A	BNP Paribas SA	(838,551)	04/16/26	(0.15)%	1D OBFR01	Monthly	(23,136)
MTR Corp. Ltd.	Bank of America N.A.	(3,048,764)	02/15/28	(0.30)%	HONIA	Monthly	(59,276)
MTR Corp. Ltd.	Bank of America N.A.	(1,062,127)	02/15/28	(0.30)%	HONIA	Monthly	(20,650)
MTR Corp. Ltd.	Goldman Sachs Bank USA	(416,382)	08/19/26	(0.22)%	HONIA	Monthly	(8,096)
MTR Corp. Ltd.	Morgan Stanley & Co. International PLC	(5,837,455)	01/06/27	(0.30)%	HONIA	Monthly	(60,266)
MTR Corp. Ltd.	UBS AG	(5,134,204)	04/18/28	0.00%	HONIA	Monthly	(99,822)
MTR Corp. Ltd.	UBS AG	(5,414,732)	09/03/29	0.00%	HONIA	Monthly	(105,276)
MTU Aero Engines AG	Bank of America N.A.	(8,998,449)	02/15/28	0.00%	1D ESTR	Monthly	317
MTU Aero Engines AG	Bank of America N.A.	(25,005,853)	02/15/28	0.00%	1D ESTR	Monthly	880
MTY Food Group, Inc.	Morgan Stanley & Co. International PLC	(190,359)	01/04/27	(0.20)%	CABROVER	Monthly	2,352
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	Citibank N.A.	(22,082,347)	06/25/26	(0.26)%	1D ESTR	Monthly	(122,770)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	SG Americas Securities LLC	(15,469,307)	12/08/25	(0.22)%	1D ESTR	Monthly	(54,897)
Musashi Seimitsu Industry Co. Ltd.	Bank of America N.A.	(2,985,013)	02/15/28	0.00%	1D P TONA	Monthly	(72,154)
Musashi Seimitsu Industry Co. Ltd.	Barclays Bank PLC	(2,748,541)	05/12/27	(0.17)%	1D P TONA	Monthly	44,455
Musashi Seimitsu Industry Co. Ltd.	Citibank N.A.	(1,061,567)	02/26/26	(0.15)%	1D P TONA	Monthly	45,382
Musashi Seimitsu Industry Co. Ltd.	SG Americas Securities LLC	(5,030,660)	12/08/25	(0.25)%	1D P TONA	Monthly	(65,337)
Nagoya Railroad Co. Ltd.	Barclays Bank PLC	(1,785,360)	05/12/27	(0.19)%	1D P TONA	Monthly	(15,111)
Namura Shipbuilding Co. Ltd.	Barclays Bank PLC	(10,775,789)	05/12/27	(1.22)%	1D P TONA	Monthly	(174,018)
Nankai Electric Railway Co. Ltd.	Barclays Bank PLC	(5,155,720)	05/12/27	(0.20)%	1D P TONA	Monthly	(514,422)
Nankai Electric Railway Co. Ltd.	Goldman Sachs Bank USA	(80,549)	08/19/26	(0.25)%	1D P TONA	Monthly	(7,796)
Nanto Bank Ltd.	Citibank N.A.	(138,423)	02/26/26	(0.15)%	1D P TONA	Monthly	3,462
Napco Security Technologies, Inc.	SG Americas Securities LLC	(1,906,813)	12/08/25	(0.15)%	1D OBFR01	Monthly	(48,023)
National Australia Bank Ltd.	Barclays Bank PLC	(12,256,772)	05/12/27	(0.25)%	1D AONIA	Monthly	(459,748)
National Australia Bank Ltd.	Barclays Bank PLC	(4,609,490)	09/09/27	(0.25)%	1D AONIA	Monthly	(172,901)
National Australia Bank Ltd.	BNP Paribas SA	(2,884,470)	09/07/26	(0.25)%	1D AONIA	Monthly	22,888
National Australia Bank Ltd.	Morgan Stanley & Co. International PLC	(5,690,648)	01/06/27	(0.30)%	1D AONIA	Monthly	(213,455)
National Australia Bank Ltd.	Morgan Stanley & Co. International PLC	(6,997,750)	01/07/27	(0.30)%	1D AONIA	Monthly	(262,484)
National Bank of Canada	Goldman Sachs Bank USA	(984,502)	08/18/26	(0.20)%	1D CORRA	Monthly	(26,155)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
National Bank of Canada	Morgan Stanley & Co. International PLC	$ (22,771,122)	01/04/27	(0.20)%	CABROVER	Monthly	$ (208,855)
National Bank of Canada	Morgan Stanley & Co. International PLC	(26,071,006)	01/06/27	(0.20)%	CABROVER	Monthly	(186,743)
National Grid PLC	Citibank N.A.	(313,963)	06/25/26	(0.25)%	1D SONIA	Monthly	(6,087)
National Grid PLC	Morgan Stanley & Co. International PLC	(9,800,092)	01/04/27	(0.25)%	1D SONIA	Monthly	185,005
National Health Investors, Inc.	BNP Paribas SA	(1,742,055)	04/16/26	(0.15)%	1D OBFR01	Monthly	15,814
National Health Investors, Inc.	SG Americas Securities LLC	(4,840,254)	12/08/25	(0.15)%	1D OBFR01	Monthly	28,926
National Presto Industries, Inc.	Bank of America N.A.	(346,967)	02/15/28	(0.15)%	1D OBFR01	Monthly	28,489
National Presto Industries, Inc.	SG Americas Securities LLC	(167,158)	12/08/25	(0.15)%	1D OBFR01	Monthly	13,417
National Storage REIT	Bank of America N.A.	(741,828)	02/15/28	(0.30)%	1D AONIA	Monthly	(11,363)
National Storage REIT	Barclays Bank PLC	(1,738,413)	05/12/27	(0.25)%	1D AONIA	Monthly	(27,319)
National Vision Holdings, Inc.	SG Americas Securities LLC	(10,155,004)	12/08/25	(0.14)%	1D OBFR01	Monthly	192,998
Navient Corp.	Barclays Bank PLC	(2,052,623)	12/23/25	(0.15)%	1D OBFR01	Monthly	172,868
Navient Corp.	Goldman Sachs Bank USA	(2,484,124)	08/19/26	(0.15)%	1D FEDL01	Monthly	283,948
Navigator Co SA	Barclays Bank PLC	(8,392,072)	12/10/26	(0.26)%	1D ESTR	Monthly	277,197
Navigator Holdings Ltd.	Bank of America N.A.	(495,874)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,111
Navigator Holdings Ltd.	UBS AG	(891,514)	04/21/28	0.00%	1D OBFR01	Monthly	19,480
Navitas Semiconductor Corp., Class A	Barclays Bank PLC	(748,342)	12/23/25	(2.25)%	1D OBFR01	Monthly	8,818
Navitas Semiconductor Corp., Class A	BNP Paribas SA	(690,353)	04/16/26	(2.30)%	1D OBFR01	Monthly	(121,892)
Navitas Semiconductor Corp., Class A	UBS AG	(326,683)	04/21/28	0.00%	1D OBFR01	Monthly	(57,681)
NB Bancorp, Inc.	Goldman Sachs Bank USA	(3,249,336)	08/19/26	(0.15)%	1D FEDL01	Monthly	271,354
NB Bancorp, Inc.	UBS AG	(221,399)	04/21/28	0.00%	1D OBFR01	Monthly	14,018
NBT Bancorp, Inc.	Bank of America N.A.	(2,171,691)	02/15/28	(0.15)%	1D OBFR01	Monthly	45,049
NBT Bancorp, Inc.	Barclays Bank PLC	(4,160,864)	12/23/25	(0.15)%	1D OBFR01	Monthly	104,879
NBT Bancorp, Inc.	Goldman Sachs Bank USA	(977,807)	08/19/26	(0.15)%	1D FEDL01	Monthly	26,440
NBT Bancorp, Inc.	UBS AG	(561,019)	04/21/28	0.00%	1D OBFR01	Monthly	13,934
NCC Group PLC	Bank of America N.A.	(360,759)	02/15/28	(0.25)%	1D SONIA	Monthly	(23,578)
nCino, Inc.	Barclays Bank PLC	(18,687,580)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,975,892
NCR Atleos Corp.	Barclays Bank PLC	(8,339,793)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,130,019)
NCR Voyix Corp.	Bank of America N.A.	(4,086,940)	02/15/28	(0.15)%	1D OBFR01	Monthly	81,611
NCR Voyix Corp.	UBS AG	(451,534)	04/21/28	0.00%	1D OBFR01	Monthly	14,877
Nelnet, Inc., Class A	Goldman Sachs Bank USA	(3,293,497)	08/18/26	(0.15)%	1D FEDL01	Monthly	(141,795)
Nelnet, Inc., Class A	SG Americas Securities LLC	(1,515,048)	12/08/25	(0.15)%	1D OBFR01	Monthly	(10,515)
Neogen Corp.	Bank of America N.A.	(573,548)	02/15/28	(0.15)%	1D OBFR01	Monthly	36,929
Neogen Corp.	BNP Paribas SA	(750,425)	04/16/26	(0.15)%	1D OBFR01	Monthly	48,317
Neogen Corp.	SG Americas Securities LLC	(3,066,799)	12/08/25	(0.15)%	1D OBFR01	Monthly	345,308
NeoGenomics, Inc.	SG Americas Securities LLC	(2,336,223)	12/08/25	(0.15)%	1D OBFR01	Monthly	818,462
Nestle SA	SG Americas Securities LLC	(12,651,838)	12/08/25	0.10%	SSARON	Monthly	1,180,803
Nestle SA, Registered Shares	SG Americas Securities LLC	(32,604,687)	12/08/25	0.10%	SSARON	Monthly	3,004,134
Netflix, Inc.	Goldman Sachs Bank USA	(34,027,290)	08/18/26	0.40%	1D FEDL01	Monthly	2,723,490
New Jersey Resources Corp.	Bank of America N.A.	(2,528,257)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,164)
New Wave Group AB	SG Americas Securities LLC	(8,009,585)	12/08/25	(0.26)%	1D STIBOR	Monthly	542,993
New York Mortgage Trust, Inc.	Morgan Stanley & Co. International PLC	(1,061,912)	01/04/27	(0.15)%	1D FEDL01	Monthly	71,090
Newmark Group, Inc., Class A	Bank of America N.A.	(195,280)	02/15/28	(0.15)%	1D OBFR01	Monthly	(22,744)
News Corp., Class A	SG Americas Securities LLC	(11,393,069)	12/08/25	(0.15)%	1D OBFR01	Monthly	52,973
Nexans SA	Barclays Bank PLC	(1,009,387)	12/10/26	(0.26)%	1D ESTR	Monthly	(89,067)
Nexans SA	JPMorgan Chase Bank N.A.	(1,923,613)	02/10/26	0.00%	1D ESTR	Monthly	(357,516)
Nexans SA	JPMorgan Chase Bank N.A.	(7,020,970)	02/10/26	0.00%	1D ESTR	Monthly	(1,304,893)
Nexans SA	JPMorgan Chase Bank N.A.	(624,883)	02/10/26	0.00%	1D ESTR	Monthly	(116,139)
Nexans SA	Morgan Stanley & Co. International PLC	(4,452,654)	01/04/27	(0.26)%	1D ESTR	Monthly	(398,195)
Nexgen Energy Ltd.	Barclays Bank PLC	(2,057,779)	10/20/25	(0.20)%	CABROVER	Monthly	4,416
Nexgen Energy Ltd.	Goldman Sachs Bank USA	(11,945,803)	08/18/26	(0.35)%	1D CORRA	Monthly	(12,859)
Nexgen Energy Ltd.	Morgan Stanley & Co. International PLC	(388,553)	01/04/27	(0.20)%	CABROVER	Monthly	834

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nexi SpA	Bank of America N.A.	$ (402,171)	02/15/28	(0.26)%	1D ESTR	Monthly	$ 7,902
Nexi SpA	Goldman Sachs Bank USA	(1,582,630)	08/19/26	(0.26)%	1D ESTR	Monthly	31,097
Nextage Co. Ltd.	Bank of America N.A.	(317,841)	02/15/28	(0.25)%	1D P TONA	Monthly	5,039
Nextage Co. Ltd.	Barclays Bank PLC	(2,331,284)	05/12/27	(0.59)%	1D P TONA	Monthly	12,578
Nextage Co. Ltd.	Morgan Stanley & Co. International PLC	(758,790)	01/06/27	(0.64)%	1D P TONA	Monthly	4,094
NEXTDC Ltd.	Bank of America N.A.	(1,390,280)	02/15/28	(0.30)%	1D AONIA	Monthly	(51,137)
NEXTDC Ltd.	Barclays Bank PLC	(5,003,977)	05/12/27	(0.25)%	1D AONIA	Monthly	(38,118)
NEXTDC Ltd.	Barclays Bank PLC	(14,080,684)	09/09/27	(0.25)%	1D AONIA	Monthly	(104,643)
NextDecade Corp.	Bank of America N.A.	(59,534)	02/15/28	(0.15)%	1D OBFR01	Monthly	416
NextDecade Corp.	Goldman Sachs Bank USA	(368,196)	08/19/26	(0.15)%	1D FEDL01	Monthly	2,575
NextEra Energy, Inc.	Bank of America N.A.	(7,242,037)	02/15/28	(0.15)%	1D OBFR01	Monthly	230,475
NextEra Energy, Inc.	SG Americas Securities LLC	(6,569,516)	12/08/25	(0.15)%	1D OBFR01	Monthly	341,960
NextEra Energy, Inc.	UBS AG	(2,524,274)	04/18/28	0.00%	1D OBFR01	Monthly	192,227
NextNav, Inc.	SG Americas Securities LLC	(1,477,109)	12/08/25	(0.15)%	1D OBFR01	Monthly	113,781
NextNav, Inc.	UBS AG	(198,196)	04/21/28	0.00%	1D OBFR01	Monthly	16,915
NFI Group, Inc.	Citibank N.A.	(270,031)	02/24/28	(1.33)%	1D CORRA	Monthly	(8,006)
NFI Group, Inc.	Morgan Stanley & Co. International PLC	(1,830,696)	01/04/27	(2.93)%	CABROVER	Monthly	1,915
NFI Group, Inc.	UBS AG	(533,574)	04/21/28	0.00%	1D CORRA	Monthly	(16,117)
NHK Spring Co. Ltd.	Bank of America N.A.	(377,144)	02/15/28	(0.25)%	1D P TONA	Monthly	(13,566)
NHK Spring Co. Ltd.	Barclays Bank PLC	(3,079,440)	05/12/27	(0.20)%	1D P TONA	Monthly	(101,412)
Niagen Bioscience, Inc.	Morgan Stanley & Co. International PLC	(162,494)	01/04/27	(0.15)%	1D FEDL01	Monthly	(420)
Niagen Bioscience, Inc.	SG Americas Securities LLC	(18,305)	12/08/25	(0.15)%	1D OBFR01	Monthly	(59)
Niagen Bioscience, Inc.	UBS AG	(322,933)	04/21/28	0.00%	1D OBFR01	Monthly	3,762
nib holdings Ltd./Australia	BNP Paribas SA	(2,307,452)	03/22/27	(0.25)%	1D AONIA	Monthly	(43,852)
Nibe Industrier AB	Barclays Bank PLC	(4,989,908)	01/18/27	(0.26)%	1D STIBOR	Monthly	(220,499)
Nibe Industrier AB	SG Americas Securities LLC	(1,355,990)	12/08/25	(0.26)%	1D STIBOR	Monthly	(69,808)
Nichias Corp.	Barclays Bank PLC	(239,671)	05/12/27	0.00%	1D P TONA	Monthly	2,456
Nichicon Corp.	BNP Paribas SA	(137,550)	03/24/27	(0.15)%	1D TONA	Monthly	(340)
Nick Scali Ltd.	Barclays Bank PLC	(7,238,979)	05/12/27	(0.25)%	1D AONIA	Monthly	(43,458)
Nick Scali Ltd.	Morgan Stanley & Co. International PLC	(59,587)	01/06/27	(0.30)%	1D AONIA	Monthly	(358)
Nickel Industries Ltd.	Barclays Bank PLC	(2,620,230)	05/12/27	(0.25)%	1D AONIA	Monthly	132,655
Nickel Industries Ltd.	Goldman Sachs Bank USA	(207,217)	08/19/26	(0.30)%	1D AONIA	Monthly	5,245
Nicolet Bankshares, Inc.	Bank of America N.A.	(279,040)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,430
NIDEC Corp.	Bank of America N.A.	(3,185,915)	02/15/28	(0.15)%	1D P TONA	Monthly	(200,463)
NIDEC Corp.	Bank of America N.A.	(319,468)	03/15/28	(0.15)%	1D P TONA	Monthly	(22,048)
NIDEC Corp.	Barclays Bank PLC	(6,185,403)	05/12/27	(0.20)%	1D P TONA	Monthly	(391,653)
NIDEC Corp.	Barclays Bank PLC	(2,834,149)	09/09/27	(0.20)%	1D P TONA	Monthly	(160,829)
NIDEC Corp.	Citibank N.A.	(547,694)	02/26/26	(0.15)%	1D P TONA	Monthly	4,722
NIDEC Corp.	Citibank N.A.	(2,387,502)	02/26/26	(0.15)%	1D P TONA	Monthly	729
Nihon M&A Center Holdings, Inc.	Barclays Bank PLC	(29,607,814)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,473,165)
Nihon M&A Center Holdings, Inc.	Citibank N.A.	(1,970,690)	02/26/26	(0.17)%	1D P TONA	Monthly	(73,490)
Nihon M&A Center Holdings, Inc.	SG Americas Securities LLC	(342,226)	12/08/25	(0.25)%	1D P TONA	Monthly	(19,217)
NIKE, Inc., Class B	Citibank N.A.	(9,376,136)	02/24/28	(0.15)%	1D OBFR01	Monthly	362,696
Nikon Corp.	Barclays Bank PLC	(586,017)	05/12/27	(0.20)%	1D P TONA	Monthly	(37,474)
Nikon Corp.	Barclays Bank PLC	(91,280)	09/09/27	(0.20)%	1D P TONA	Monthly	(5,837)
Nikon Corp.	BNP Paribas SA	(1,695,623)	09/09/26	(0.25)%	1D TONA	Monthly	(28,203)
Nikon Corp.	BNP Paribas SA	(8,499,084)	03/24/27	(0.25)%	1D TONA	Monthly	(149,180)
Nintendo Co. Ltd.	Barclays Bank PLC	(15,568,269)	05/12/27	(0.20)%	1D P TONA	Monthly	298,408
Nintendo Co. Ltd.	Barclays Bank PLC	(2,965,385)	09/09/27	(0.20)%	1D P TONA	Monthly	56,840
Nintendo Co. Ltd.	SG Americas Securities LLC	(5,259,523)	12/08/25	(0.25)%	1D P TONA	Monthly	177,927
Nippon Accommodations Fund, Inc.	Bank of America N.A.	(28,027)	02/15/28	(0.25)%	1D P TONA	Monthly	(178)
Nippon Accommodations Fund, Inc.	Barclays Bank PLC	(4,955,007)	05/12/27	(0.20)%	1D P TONA	Monthly	(44,192)
Nippon Building Fund, Inc.	Bank of America N.A.	(543,679)	03/15/28	(0.25)%	1D P TONA	Monthly	(27,816)
Nippon Building Fund, Inc.	Barclays Bank PLC	(6,122,844)	05/12/27	(0.20)%	1D P TONA	Monthly	(114,066)
Nippon Building Fund, Inc.	Barclays Bank PLC	(25,682,434)	09/09/27	(0.20)%	1D P TONA	Monthly	(504,517)
Nippon Building Fund, Inc.	BNP Paribas SA	(6,216,093)	09/09/26	(0.25)%	1D TONA	Monthly	(318,032)
Nippon Building Fund, Inc.	BNP Paribas SA	(4,596,401)	03/24/27	(0.25)%	1D TONA	Monthly	(235,164)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nippon Building Fund, Inc.	Goldman Sachs Bank USA	$ (370,889)	08/19/26	(0.25)%	1D P TONA	Monthly	$ (18,976)
Nippon Building Fund, Inc.	SG Americas Securities LLC	(673,243)	12/08/25	(0.24)%	1D P TONA	Monthly	(45,025)
Nippon Building Fund, Inc.	SG Americas Securities LLC	(492,404)	12/08/25	(0.25)%	1D P TONA	Monthly	(29,556)
Nippon Building Fund, Inc.	UBS AG	(1,087,358)	04/18/28	0.00%	1D P TONA	Monthly	(55,632)
Nippon Building Fund, Inc.	UBS AG	(1,337,817)	09/03/29	0.00%	1D P TONA	Monthly	(68,446)
Nippon Carbon Co. Ltd.	Bank of America N.A.	(181,051)	02/15/28	0.00%	1D P TONA	Monthly	(2,089)
Nippon Carbon Co. Ltd.	Barclays Bank PLC	(708,216)	05/12/27	(0.19)%	1D P TONA	Monthly	(18,878)
Nippon Carbon Co. Ltd.	Goldman Sachs Bank USA	(213,478)	08/19/26	(0.08)%	1D P TONA	Monthly	(2,463)
Nippon Carbon Co. Ltd.	SG Americas Securities LLC	(408,223)	12/08/25	(0.25)%	1D P TONA	Monthly	(7,259)
Nippon Paint Holdings Co. Ltd.	Bank of America N.A.	(1,765,916)	02/15/28	(0.15)%	1D P TONA	Monthly	(83,035)
Nippon Paint Holdings Co. Ltd.	Bank of America N.A.	(566,767)	03/15/28	(0.15)%	1D P TONA	Monthly	(11,401)
Nippon Paint Holdings Co. Ltd.	Barclays Bank PLC	(15,645,077)	05/12/27	(0.19)%	1D P TONA	Monthly	(629,251)
Nippon Paint Holdings Co. Ltd.	Barclays Bank PLC	(13,513,532)	09/09/27	(0.19)%	1D P TONA	Monthly	(575,287)
Nippon Paint Holdings Co. Ltd.	Citibank N.A.	(1,151,926)	02/26/26	(0.21)%	1D P TONA	Monthly	(90,034)
Nippon Paint Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(455,093)	01/07/27	(0.25)%	1D P TONA	Monthly	(19,649)
Nippon Paint Holdings Co. Ltd.	SG Americas Securities LLC	(8,025,862)	12/08/25	(0.19)%	1D P TONA	Monthly	(614,444)
Nippon Paint Holdings Co. Ltd.	SG Americas Securities LLC	(5,464,232)	12/08/25	(0.25)%	1D P TONA	Monthly	(418,331)
Nippon Paper Industries Co. Ltd.	Barclays Bank PLC	(3,564,931)	05/12/27	(0.48)%	1D P TONA	Monthly	(50,430)
Nippon Sanso Holdings Corp.	Barclays Bank PLC	(34,620,099)	05/12/27	(0.20)%	1D P TONA	Monthly	1,212,148
Nippon Sanso Holdings Corp.	Barclays Bank PLC	(25,531,360)	09/09/27	(0.20)%	1D P TONA	Monthly	893,926
Nippon Sanso Holdings Corp.	BNP Paribas SA	(385,129)	09/09/26	(0.25)%	1D TONA	Monthly	9,957
Nippon Sanso Holdings Corp.	BNP Paribas SA	(254,330)	03/24/27	(0.25)%	1D TONA	Monthly	6,576
Nippon Sanso Holdings Corp.	Citibank N.A.	(6,302,982)	02/26/26	(0.15)%	1D P TONA	Monthly	176,362
Nippon Sanso Holdings Corp.	Citibank N.A.	(564,211)	02/26/26	(0.15)%	1D P TONA	Monthly	29,768
Nippon Sanso Holdings Corp.	Goldman Sachs Bank USA	(366,962)	08/19/26	(0.25)%	1D P TONA	Monthly	9,488
Nippon Sanso Holdings Corp.	Goldman Sachs Bank USA	(374,229)	08/19/26	(0.25)%	1D P TONA	Monthly	9,675
Nippon Sanso Holdings Corp.	SG Americas Securities LLC	(1,254,473)	12/08/25	(0.12)%	1D P TONA	Monthly	68,790
Nippon Sanso Holdings Corp.	SG Americas Securities LLC	(1,823,666)	12/08/25	(0.25)%	1D P TONA	Monthly	100,002
Nippon Sanso Holdings Corp.	UBS AG	(254,330)	04/18/28	0.00%	1D P TONA	Monthly	6,576
Nippon Sanso Holdings Corp.	UBS AG	(530,460)	09/03/29	0.00%	1D P TONA	Monthly	13,715
Nippon Steel Corp.	Barclays Bank PLC	(14,087,053)	05/12/27	(0.20)%	1D P TONA	Monthly	(177,357)
Nippon Steel Corp.	Barclays Bank PLC	(15,486,820)	09/09/27	(0.20)%	1D P TONA	Monthly	(194,981)
Nippon Television Holdings, Inc.	Barclays Bank PLC	(17,313,610)	05/12/27	(0.20)%	1D P TONA	Monthly	45,830
Nippon Television Holdings, Inc.	SG Americas Securities LLC	(91,695)	12/08/25	(0.25)%	1D P TONA	Monthly	(7,794)
Nippon Yakin Kogyo Co. Ltd.	Barclays Bank PLC	(6,788,793)	05/12/27	(0.20)%	1D P TONA	Monthly	(119,831)
Nippon Yakin Kogyo Co. Ltd.	BNP Paribas SA	(848,036)	03/24/27	(0.25)%	1D TONA	Monthly	(11,396)
Nippon Yakin Kogyo Co. Ltd.	SG Americas Securities LLC	(856,134)	12/08/25	(0.25)%	1D P TONA	Monthly	(19,880)
Nippon Yusen KK	Barclays Bank PLC	(532,838)	09/09/27	(0.20)%	1D P TONA	Monthly	(10,743)
Nippon Yusen KK	Citibank N.A.	(1,670,706)	02/26/26	(0.15)%	1D P TONA	Monthly	(33,685)
Nipro Corp.	Bank of America N.A.	(4,045,211)	02/15/28	0.00%	1D P TONA	Monthly	(118,524)
Nipro Corp.	Barclays Bank PLC	(392,473)	05/12/27	(0.20)%	1D P TONA	Monthly	(17,270)
Nishimatsuya Chain Co. Ltd.	Bank of America N.A.	(634,988)	02/15/28	0.00%	1D P TONA	Monthly	(22,055)
Nishimatsuya Chain Co. Ltd.	Barclays Bank PLC	(2,123,821)	05/12/27	(0.20)%	1D P TONA	Monthly	(93,331)
Nishimatsuya Chain Co. Ltd.	Citibank N.A.	(225,401)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,944)
Nishi-Nippon Railroad Co. Ltd.	Barclays Bank PLC	(430,238)	05/12/27	(0.20)%	1D P TONA	Monthly	(7,894)
Nissan Motor Co. Ltd.	Bank of America N.A.	(345,442)	02/15/28	(3.00)%	1D P TONA	Monthly	(17,130)
Nissan Motor Co. Ltd.	Barclays Bank PLC	(7,866,031)	05/12/27	(0.20)%	1D P TONA	Monthly	(401,865)
Nissan Motor Co. Ltd.	Barclays Bank PLC	(5,122,179)	09/09/27	(0.20)%	1D P TONA	Monthly	(261,685)
Nissan Motor Co. Ltd.	BNP Paribas SA	(202,352)	03/24/27	(0.40)%	1D TONA	Monthly	(1,621)
Nissin Foods Holdings Co. Ltd.	Barclays Bank PLC	(717,373)	05/12/27	(0.20)%	1D P TONA	Monthly	2,276
Nissin Foods Holdings Co. Ltd.	Barclays Bank PLC	(4,671,325)	09/09/27	(0.20)%	1D P TONA	Monthly	20,344
Nissui Corp.	Barclays Bank PLC	(1,156,689)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,207)
Nissui Corp.	SG Americas Securities LLC	(1,819,148)	12/08/25	(0.25)%	1D P TONA	Monthly	(25,160)
Niterra Co. Ltd.	Bank of America N.A.	(4,977,077)	02/15/28	0.00%	1D P TONA	Monthly	(180,187)
Niterra Co. Ltd.	Bank of America N.A.	(3,020,846)	03/15/28	(0.15)%	1D P TONA	Monthly	(109,365)
Niterra Co. Ltd.	Barclays Bank PLC	(3,814,401)	05/12/27	(0.15)%	1D P TONA	Monthly	(181,099)
Niterra Co. Ltd.	Barclays Bank PLC	(6,611,942)	09/09/27	(0.15)%	1D P TONA	Monthly	(306,927)
Niterra Co. Ltd.	SG Americas Securities LLC	(2,983,991)	12/08/25	(0.25)%	1D P TONA	Monthly	(232,404)
Nitori Holdings Co. Ltd.	Barclays Bank PLC	(2,656,923)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,241)
Nitori Holdings Co. Ltd.	Barclays Bank PLC	(2,693,200)	09/09/27	(0.20)%	1D P TONA	Monthly	42,505

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nitto Boseki Co. Ltd.	Bank of America N.A.	$ (2,792,401)	02/15/28	0.00%	1D P TONA	Monthly	$ 71,171
Nitto Boseki Co. Ltd.	Barclays Bank PLC	(1,860,942)	05/12/27	(0.15)%	1D P TONA	Monthly	14,706
Nitto Boseki Co. Ltd.	Morgan Stanley & Co. International PLC	(260,179)	01/06/27	(0.25)%	1D P TONA	Monthly	2,056
Nitto Denko Corp.	Barclays Bank PLC	(12,307,615)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,195,154)
Nitto Denko Corp.	Citibank N.A.	(2,036,613)	02/26/26	(0.15)%	1D P TONA	Monthly	8,611
Nitto Denko Corp.	Citibank N.A.	(99,021)	02/26/26	0.00%	1D P TONA	Monthly	(310)
Nitto Denko Corp.	SG Americas Securities LLC	(96,935)	12/08/25	(0.25)%	1D P TONA	Monthly	(14,812)
Nitto Kogyo Corp.	Bank of America N.A.	(192,865)	02/15/28	(0.25)%	1D P TONA	Monthly	(1,585)
Nitto Kogyo Corp.	Barclays Bank PLC	(790,365)	05/12/27	(0.20)%	1D P TONA	Monthly	(25,000)
Nitto Kogyo Corp.	UBS AG	(219,164)	04/03/28	0.00%	1D P TONA	Monthly	(1,802)
NKT A/S	Morgan Stanley & Co. International PLC	(6,578,426)	01/04/27	(0.26)%	DESTR	Monthly	(144,979)
nLight, Inc.	Bank of America N.A.	(1,432,719)	02/15/28	(0.15)%	1D OBFR01	Monthly	(169,273)
nLight, Inc.	Barclays Bank PLC	(697,249)	12/23/25	(0.15)%	1D OBFR01	Monthly	(68,923)
nLight, Inc.	Goldman Sachs Bank USA	(836,418)	08/19/26	(0.15)%	1D FEDL01	Monthly	(98,821)
nLight, Inc.	UBS AG	(320,740)	04/21/28	0.00%	1D OBFR01	Monthly	(31,282)
Noble Corp. PLC	Bank of America N.A.	(3,266,119)	02/15/28	(0.15)%	1D OBFR01	Monthly	96,641
NOF Corp.	Barclays Bank PLC	(1,472,498)	05/12/27	(0.20)%	1D P TONA	Monthly	19,439
Nojima Corp.	Bank of America N.A.	(2,719,338)	02/15/28	(0.25)%	1D P TONA	Monthly	(174,749)
Nojima Corp.	Barclays Bank PLC	(5,878,270)	05/12/27	(0.20)%	1D P TONA	Monthly	(597,992)
Nojima Corp.	Goldman Sachs Bank USA	(1,233,263)	08/19/26	(0.25)%	1D P TONA	Monthly	(62,904)
Nojima Corp.	Morgan Stanley & Co. International PLC	(394,862)	01/06/27	(0.25)%	1D P TONA	Monthly	(32,622)
NOK Corp.	Barclays Bank PLC	(136,630)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,962)
Nomad Foods Ltd.	Goldman Sachs Bank USA	(1,124,939)	08/18/26	(0.15)%	1D FEDL01	Monthly	11,243
Nomad Foods Ltd.	SG Americas Securities LLC	(4,961,729)	12/08/25	(0.15)%	1D OBFR01	Monthly	106,673
Nomura Micro Science Co. Ltd.	Barclays Bank PLC	(239,090)	05/12/27	0.00%	1D P TONA	Monthly	4,612
Nomura Real Estate Master Fund, Inc.	SG Americas Securities LLC	(5,312,475)	12/08/25	(0.25)%	1D P TONA	Monthly	(286,261)
Norfolk Southern Corp.	SG Americas Securities LLC	(31,211,145)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,948,695)
Norsk Hydro ASA	BNP Paribas SA	(5,959,181)	08/17/26	(0.25)%	NOWA	Monthly	7,925
Norsk Hydro ASA	Morgan Stanley & Co. International PLC	(10,267,720)	01/06/27	(0.26)%	NOWA	Monthly	385,850
North Pacific Bank Ltd.	Bank of America N.A.	(109,740)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,273)
North Pacific Bank Ltd.	Barclays Bank PLC	(184,776)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,967)
North Pacific Bank Ltd.	BNP Paribas SA	(76,121)	03/24/27	0.00%	1D TONA	Monthly	822
North Pacific Bank Ltd.	Citibank N.A.	(328,128)	02/26/26	(0.15)%	1D P TONA	Monthly	253
North Pacific Bank Ltd.	Morgan Stanley & Co. International PLC	(145,282)	01/06/27	(0.25)%	1D P TONA	Monthly	1,568
Northeast Bank	UBS AG	(209,088)	04/21/28	0.00%	1D OBFR01	Monthly	(7,103)
Northern Trust Corp.	Morgan Stanley & Co. International PLC	(7,262,094)	01/06/27	(0.15)%	1D FEDL01	Monthly	(191,586)
Northwest Natural Holding Co.	SG Americas Securities LLC	(6,528,285)	12/08/25	(0.13)%	1D OBFR01	Monthly	182,042
Norwegian Cruise Line Holdings Ltd.	SG Americas Securities LLC	(8,111,311)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,233,962)
Novanta, Inc.	BNP Paribas SA	(5,806,518)	04/16/26	(0.15)%	1D OBFR01	Monthly	74,524
Novanta, Inc.	SG Americas Securities LLC	(5,352,392)	12/08/25	(0.15)%	1D OBFR01	Monthly	346,954
Novonesis Novozymes B, Class B	Bank of America N.A.	(14,463,359)	02/15/28	(0.26)%	1W CIBOR	Monthly	822,924
Novonesis Novozymes B, Class B	Barclays Bank PLC	(14,480,197)	05/11/26	(0.26)%	DESTR	Monthly	550,693
Novonesis Novozymes B, Class B	UBS AG	(8,819,580)	04/18/28	0.00%	DESTR	Monthly	501,809
Novonesis Novozymes B, Class B	UBS AG	(34,934,424)	09/03/29	0.00%	DESTR	Monthly	1,987,668
NPR-RIKEN Corp.	Bank of America N.A.	(82,993)	02/15/28	(0.25)%	1D P TONA	Monthly	(2,807)
NPR-RIKEN Corp.	Barclays Bank PLC	(3,648,916)	05/12/27	(0.19)%	1D P TONA	Monthly	(148,171)
NS United Kaiun Kaisha Ltd.	Barclays Bank PLC	(313,617)	05/12/27	(0.17)%	1D P TONA	Monthly	(27,732)
NS United Kaiun Kaisha Ltd.	Citibank N.A.	(460,408)	02/26/26	(0.15)%	1D P TONA	Monthly	(28,027)
NSD Co. Ltd.	Bank of America N.A.	(105,472)	02/15/28	0.00%	1D P TONA	Monthly	233
NSD Co. Ltd.	Barclays Bank PLC	(603,133)	05/12/27	(0.15)%	1D P TONA	Monthly	(11,562)
NSD Co. Ltd.	Morgan Stanley & Co. International PLC	(713,598)	01/06/27	(0.25)%	1D P TONA	Monthly	(11,121)
NTT Data Group Corp.	Barclays Bank PLC	(1,829,077)	05/12/27	(0.15)%	1D P TONA	Monthly	14,050
NTT Data Group Corp.	Barclays Bank PLC	(349,522)	09/09/27	(0.15)%	1D P TONA	Monthly	2,685
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
NTT Data Group Corp.	BNP Paribas SA	$ (4,988,023)	09/09/26	(0.25)%	1D TONA	Monthly	$ 35,817
NTT Data Group Corp.	BNP Paribas SA	(20,469,544)	03/24/27	(0.25)%	1D TONA	Monthly	146,984
NTT Data Group Corp.	SG Americas Securities LLC	(1,116,330)	12/08/25	(0.23)%	1D P TONA	Monthly	8,016
Nu Skin Enterprises, Inc., Class A	BNP Paribas SA	(205,844)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,221
Nu Skin Enterprises, Inc., Class A	UBS AG	(1,359,405)	04/21/28	0.00%	1D OBFR01	Monthly	8,063
Nuix Ltd.	Barclays Bank PLC	(630,978)	05/12/27	(0.25)%	1D AONIA	Monthly	15,465
Nuix Ltd.	Morgan Stanley & Co. International PLC	(409,214)	01/06/27	(0.30)%	1D AONIA	Monthly	10,030
NuScale Power Corp.	Morgan Stanley & Co. International PLC	(5,304,047)	01/06/27	(0.73)%	1D FEDL01	Monthly	(688,667)
NuScale Power Corp.	UBS AG	(1,413,827)	04/18/28	0.00%	1D OBFR01	Monthly	(237,831)
Nutex Health, Inc.	BNP Paribas SA	(97,922)	04/16/26	(3.01)%	1D OBFR01	Monthly	24,900
Nutex Health, Inc.	Morgan Stanley & Co. International PLC	(274,768)	01/04/27	(2.83)%	1D FEDL01	Monthly	35,095
NuVista Energy Ltd.	BNP Paribas SA	(2,889,224)	05/18/26	(0.20)%	CABROVER	Monthly	(123,471)
NuVista Energy Ltd.	Morgan Stanley & Co. International PLC	(4,236,095)	01/04/27	(0.20)%	CABROVER	Monthly	(231,948)
nVent Electric PLC	SG Americas Securities LLC	(1,901,169)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,052
Nxera Pharma Co. Ltd.	Barclays Bank PLC	(986,499)	05/12/27	(0.20)%	1D P TONA	Monthly	(80,555)
NXP Semiconductors NV	Bank of America N.A.	(3,448,536)	02/15/28	(0.15)%	1D OBFR01	Monthly	113,724
NXP Semiconductors NV	UBS AG	(7,102,437)	04/18/28	0.00%	1D OBFR01	Monthly	234,220
OBIC Business Consultants Co. Ltd.	Bank of America N.A.	(366,012)	02/15/28	(0.25)%	1D P TONA	Monthly	(20,410)
OBIC Business Consultants Co. Ltd.	Barclays Bank PLC	(2,617,855)	05/12/27	(0.20)%	1D P TONA	Monthly	(121,705)
OBIC Business Consultants Co. Ltd.	Citibank N.A.	(139,703)	02/26/26	0.00%	1D P TONA	Monthly	283
OC Oerlikon Corp. AG Pfaffikon, Registered Shares	BNP Paribas SA	(989,598)	03/17/27	(0.26)%	SSARON	Monthly	(45,463)
Occidental Petroleum Corp.	Barclays Bank PLC	(2,448,508)	12/23/25	(0.15)%	1D OBFR01	Monthly	(21,360)
Occidental Petroleum Corp.	SG Americas Securities LLC	(14,605,321)	12/08/25	(0.15)%	1D OBFR01	Monthly	577,828
Ocular Therapeutix, Inc.	Morgan Stanley & Co. International PLC	(4,285,630)	01/04/27	(0.15)%	1D FEDL01	Monthly	10,422
Odakyu Electric Railway Co. Ltd.	Bank of America N.A.	(403,082)	02/15/28	(0.15)%	1D P TONA	Monthly	2,184
Odakyu Electric Railway Co. Ltd.	Barclays Bank PLC	(8,150,295)	05/12/27	(0.20)%	1D P TONA	Monthly	(130,623)
Ogaki Kyoritsu Bank Ltd.	Bank of America N.A.	(184,009)	02/15/28	(0.25)%	1D P TONA	Monthly	1,321
Ogaki Kyoritsu Bank Ltd.	Barclays Bank PLC	(277,954)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,669)
Ogaki Kyoritsu Bank Ltd.	Citibank N.A.	(510,772)	02/26/26	(0.15)%	1D P TONA	Monthly	4,143
Ogaki Kyoritsu Bank Ltd.	Morgan Stanley & Co. International PLC	(58,877)	01/06/27	(0.25)%	1D P TONA	Monthly	492
OGE Energy Corp.	BNP Paribas SA	(387,466)	04/16/26	(0.15)%	1D OBFR01	Monthly	(4,509)
O-I Glass, Inc.	BNP Paribas SA	(13,878,875)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,365,766
Oisix ra daichi, Inc.	Morgan Stanley & Co. International PLC	(522,048)	01/06/27	(1.61)%	1D P TONA	Monthly	(1,912)
Oji Holdings Corp.	Bank of America N.A.	(378,085)	02/15/28	(0.15)%	1D P TONA	Monthly	7,672
Oji Holdings Corp.	Barclays Bank PLC	(1,807,433)	05/12/27	(0.20)%	1D P TONA	Monthly	12,392
Okasan Securities Group, Inc.	Barclays Bank PLC	(103,299)	05/12/27	(0.20)%	1D P TONA	Monthly	8,122
Oklo, Inc., Class A	Morgan Stanley & Co. International PLC	(2,704,151)	01/06/27	(0.58)%	1D FEDL01	Monthly	(673,392)
Old National Bancorp	Barclays Bank PLC	(16,195,409)	12/23/25	(0.15)%	1D OBFR01	Monthly	871,111
Old National Bancorp	SG Americas Securities LLC	(25,863,763)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,032,135
Ollie’s Bargain Outlet Holdings, Inc.	Bank of America N.A.	(1,152,510)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,894)
Ollie’s Bargain Outlet Holdings, Inc.	Citibank N.A.	(412,614)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,593
Omega Healthcare Investors, Inc.	Morgan Stanley & Co. International PLC	(9,291,116)	01/06/27	(0.15)%	1D FEDL01	Monthly	19,612
Omron Corp.	Barclays Bank PLC	(2,466,154)	05/12/27	(0.20)%	1D P TONA	Monthly	(149,984)
Omron Corp.	Barclays Bank PLC	(3,224,223)	09/09/27	(0.20)%	1D P TONA	Monthly	(196,087)
OMV AG	Barclays Bank PLC	(13,315,295)	08/17/26	(0.26)%	1D ESTR	Monthly	431,028
OMV AG	Morgan Stanley & Co. International PLC	(14,888,521)	01/04/27	(0.26)%	1D ESTR	Monthly	481,955
OMV AG	SG Americas Securities LLC	(5,242,505)	12/08/25	(0.26)%	1D ESTR	Monthly	159,497
OneSpan, Inc.	SG Americas Securities LLC	(773,166)	12/08/25	(0.15)%	1D OBFR01	Monthly	17,804
OneSpaWorld Holdings Ltd.	Barclays Bank PLC	(13,213,013)	12/23/25	(0.15)%	1D OBFR01	Monthly	(261,495)
Onestream, Inc., Class A	SG Americas Securities LLC	(8,530,714)	12/08/25	(0.15)%	1D OBFR01	Monthly	738,108

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
OPC Energy Ltd.	Bank of America N.A.	$ (1,027,801)	02/15/28	(1.00)%	SHIR	Monthly	$ (73,470)
OPC Energy Ltd.	Barclays Bank PLC	(633,789)	04/06/26	(1.00)%	SHIR	Monthly	(29,839)
OPC Energy Ltd.	BNP Paribas SA	(79,729)	06/17/27	(1.10)%	SHIR	Monthly	(5,699)
OPC Energy Ltd.	Goldman Sachs Bank USA	(155,869)	08/19/26	(2.64)%	SHIR	Monthly	(11,142)
OPC Energy Ltd.	UBS AG	(160,692)	06/07/28	0.00%	SHIR	Monthly	(11,487)
Open House Group Co Ltd.	Citibank N.A.	(5,264,581)	02/26/26	(0.15)%	1D P TONA	Monthly	77,526
Open House Group Co. Ltd.	Barclays Bank PLC	(2,500,621)	05/12/27	(0.15)%	1D P TONA	Monthly	(19,943)
Open Text Corp.	Goldman Sachs Bank USA	(507,375)	08/18/26	(0.15)%	1D CORRA	Monthly	(32,572)
Open Text Corp.	Morgan Stanley & Co. International PLC	(7,351,937)	01/04/27	(0.20)%	CABROVER	Monthly	44,764
Open Text Corp.	Morgan Stanley & Co. International PLC	(9,180,181)	01/06/27	(0.20)%	CABROVER	Monthly	(11,388)
OPENLANE, Inc.	UBS AG	(3,866,898)	04/21/28	0.00%	1D OBFR01	Monthly	37,768
OR Royalties, Inc.	Morgan Stanley & Co. International PLC	(611,363)	01/04/27	(0.20)%	CABROVER	Monthly	(3,448)
OR Royalties, Inc.	Morgan Stanley & Co. International PLC	(10,257,631)	01/06/27	(0.20)%	CABROVER	Monthly	136,789
Ora Banda Mining Ltd.	Citibank N.A.	(233,983)	02/25/26	(2.80)%	1D AONIA	Monthly	12,215
Oracle Corp.	BNP Paribas SA	(23,623,570)	04/16/26	0.09%	1D OBFR01	Monthly	(1,873,717)
Orchid Island Capital, Inc.	Barclays Bank PLC	(2,206,656)	12/23/25	(1.25)%	1D OBFR01	Monthly	73,555
Orchid Island Capital, Inc.	BNP Paribas SA	(2,314,960)	04/16/26	(1.12)%	1D OBFR01	Monthly	69,142
Orchid Island Capital, Inc.	Goldman Sachs Bank USA	(461,579)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,945
Orchid Island Capital, Inc.	Morgan Stanley & Co. International PLC	(5,476,202)	01/04/27	(1.08)%	1D FEDL01	Monthly	199,771
Orchid Island Capital, Inc.	SG Americas Securities LLC	(3,547,872)	12/08/25	(0.23)%	1D OBFR01	Monthly	105,609
Orchid Island Capital, Inc.	UBS AG	(284,191)	04/21/28	0.00%	1D OBFR01	Monthly	2,429
O’Reilly Automotive, Inc.	Morgan Stanley & Co. International PLC	(7,743,612)	01/06/27	(0.15)%	1D FEDL01	Monthly	46,729
Organo Corp.	Barclays Bank PLC	(5,444,558)	05/12/27	(0.18)%	1D P TONA	Monthly	53,204
Organo Corp.	BNP Paribas SA	(7,975,567)	03/24/27	(0.25)%	1D TONA	Monthly	70,303
Organo Corp.	Citibank N.A.	(2,130,666)	02/26/26	(0.19)%	1D P TONA	Monthly	85,033
Organo Corp.	SG Americas Securities LLC	(783,137)	12/08/25	(0.25)%	1D P TONA	Monthly	620
Orient Corp.	Barclays Bank PLC	(2,403,879)	05/12/27	(0.20)%	1D P TONA	Monthly	(55,612)
Orient Corp.	Morgan Stanley & Co. International PLC	(176,509)	01/06/27	(0.25)%	1D P TONA	Monthly	(4,083)
Oriental Land Co. Ltd./Japan	Barclays Bank PLC	(28,218,347)	05/12/27	(0.20)%	1D P TONA	Monthly	312,013
Oriental Land Co. Ltd./Japan	Barclays Bank PLC	(28,415,735)	09/09/27	(0.20)%	1D P TONA	Monthly	293,201
Origin Bancorp, Inc.	Bank of America N.A.	(183,878)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,527
Origin Energy Ltd.	Barclays Bank PLC	(8,378,224)	09/09/27	(0.25)%	1D AONIA	Monthly	298,293
Origin Energy Ltd.	BNP Paribas SA	(7,560,393)	03/22/27	(0.25)%	1D AONIA	Monthly	130,208
Orion OYJ, Class B	SG Americas Securities LLC	(3,370,789)	12/08/25	0.06%	1D ESTR	Monthly	(231,213)
Orion OYJ, Class B	SG Americas Securities LLC	(5,910,418)	12/08/25	(0.11)%	1D ESTR	Monthly	(405,416)
Orkla ASA	Bank of America N.A.	(310,769)	02/15/28	(0.26)%	NOWA	Monthly	(1,788)
Orkla ASA	Barclays Bank PLC	(196,553)	02/03/27	(0.26)%	NOWA	Monthly	(948)
Orkla ASA	UBS AG	(2,431,688)	09/03/29	0.00%	NOWA	Monthly	(13,993)
Ormat Technologies, Inc.	BNP Paribas SA	(7,326,195)	04/16/26	(0.15)%	1D OBFR01	Monthly	(199,892)
Ormat Technologies, Inc.	Goldman Sachs Bank USA	(11,028,064)	08/18/26	(0.15)%	1D FEDL01	Monthly	(336,842)
Ormat Technologies, Inc.	SG Americas Securities LLC	(17,445,250)	12/08/25	(0.15)%	1D OBFR01	Monthly	(538,052)
Orora Ltd.	Bank of America N.A.	(119,352)	02/15/28	(0.30)%	1D AONIA	Monthly	4,170
Orora Ltd.	Barclays Bank PLC	(4,862,355)	05/12/27	(0.25)%	1D AONIA	Monthly	57,643
Orora Ltd.	BNP Paribas SA	(1,679,783)	03/22/27	(0.25)%	1D AONIA	Monthly	58,696
Orrstown Financial Services, Inc.	Morgan Stanley & Co. International PLC	(12,902)	01/04/27	(0.15)%	1D FEDL01	Monthly	645
Orrstown Financial Services, Inc.	SG Americas Securities LLC	(160,110)	12/08/25	(0.15)%	1D OBFR01	Monthly	7,969
Orrstown Financial Services, Inc.	UBS AG	(161,133)	04/21/28	0.00%	1D OBFR01	Monthly	8,005
Orsted A/S	Barclays Bank PLC	(2,653,160)	05/11/26	(0.26)%	DESTR	Monthly	56,026
Orsted A/S	Barclays Bank PLC	(1,187,292)	11/09/26	(0.26)%	DESTR	Monthly	26,820
Orsted A/S	BNP Paribas SA	(4,192,785)	08/17/26	(0.25)%	DESTR	Monthly	(125,732)
Orsted A/S	Morgan Stanley & Co. International PLC	(595,478)	01/04/27	(0.26)%	DESTR	Monthly	13,451
Orsted A/S	UBS AG	(5,285,962)	09/03/29	0.00%	DESTR	Monthly	(133,124)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
OrthoPediatrics Corp.	Bank of America N.A.	$ (284,627)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 18,603
Osaka Gas Co. Ltd.	Bank of America N.A.	(1,186,462)	02/15/28	(0.15)%	1D P TONA	Monthly	(33,063)
Osaka Gas Co. Ltd.	Barclays Bank PLC	(5,646,029)	05/12/27	(0.20)%	1D P TONA	Monthly	(193,518)
Osaka Soda Co. Ltd.	Bank of America N.A.	(1,754,886)	02/15/28	(0.25)%	1D P TONA	Monthly	(47,436)
Osaka Soda Co. Ltd.	Barclays Bank PLC	(8,987,546)	05/12/27	(0.20)%	1D P TONA	Monthly	230,450
Osaka Soda Co. Ltd.	Citibank N.A.	(7,313)	02/26/26	(0.25)%	1D P TONA	Monthly	6
Osaka Soda Co. Ltd.	Morgan Stanley & Co. International PLC	(1,256,833)	01/06/27	(0.25)%	1D P TONA	Monthly	31,741
Osaka Soda Co. Ltd.	SG Americas Securities LLC	(2,044,745)	12/08/25	(0.25)%	1D P TONA	Monthly	(57,153)
Osaka Soda Co. Ltd.	UBS AG	(357,073)	04/03/28	0.00%	1D P TONA	Monthly	(10,698)
Osaka Steel Co. Ltd.	Bank of America N.A.	(20,869)	02/15/28	(0.25)%	1D P TONA	Monthly	2,250
Osaka Steel Co. Ltd.	Barclays Bank PLC	(1,117,772)	05/12/27	(0.20)%	1D P TONA	Monthly	98,811
Osaka Steel Co. Ltd.	BNP Paribas SA	(220,077)	03/24/27	(0.90)%	1D TONA	Monthly	23,732
Osaka Steel Co. Ltd.	Citibank N.A.	(28,982)	02/26/26	(1.15)%	1D P TONA	Monthly	3,592
Osaka Steel Co. Ltd.	Morgan Stanley & Co. International PLC	(341,645)	01/06/27	(0.63)%	1D P TONA	Monthly	30,201
OSB Group PLC	Barclays Bank PLC	(10,355,192)	12/10/26	(0.25)%	1D SONIA	Monthly	140,631
OSB Group PLC	UBS AG	(4,032,609)	04/24/28	0.00%	1D SONIA	Monthly	58,305
Oscar Health, Inc., Class A	Morgan Stanley & Co. International PLC	(1,267,828)	01/04/27	(0.88)%	1D FEDL01	Monthly	(16,553)
OSG Corp.	Barclays Bank PLC	(2,672,443)	05/12/27	(0.20)%	1D P TONA	Monthly	(118,570)
OSG Corp.	SG Americas Securities LLC	(48,693)	12/08/25	(0.25)%	1D P TONA	Monthly	(5,652)
Otter Tail Corp.	BNP Paribas SA	(1,774,657)	04/16/26	(0.15)%	1D OBFR01	Monthly	(24,949)
Ouster, Inc.	SG Americas Securities LLC	(819,622)	12/08/25	(0.15)%	1D OBFR01	Monthly	17,898
Outfront Media, Inc.	Morgan Stanley & Co. International PLC	(3,313,704)	01/04/27	(0.15)%	1D FEDL01	Monthly	61,048
Outfront Media, Inc.	UBS AG	(6,472,142)	04/21/28	0.00%	1D OBFR01	Monthly	60,089
Oversea-Chinese Banking Corp. Ltd.	Bank of America N.A.	(18,394,408)	02/15/28	(0.30)%	SORA	Monthly	188,087
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	(4,966,189)	09/07/26	(0.30)%	SORA	Monthly	50,780
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	(1,497,844)	03/22/27	(0.30)%	SORA	Monthly	15,316
Oversea-Chinese Banking Corp. Ltd.	Goldman Sachs Bank USA	(4,802,526)	08/19/26	(0.30)%	SORA	Monthly	49,107
Oversea-Chinese Banking Corp. Ltd.	Goldman Sachs Bank USA	(2,042,514)	08/19/26	(0.30)%	SORA	Monthly	20,885
Oversea-Chinese Banking Corp. Ltd.	SG Americas Securities LLC	(3,791,409)	12/08/25	(0.30)%	1D SIBOR	Monthly	(26,359)
Oversea-Chinese Banking Corp. Ltd.	SG Americas Securities LLC	(4,136,317)	12/08/25	(0.30)%	1D SIBOR	Monthly	(28,756)
OVS SpA	Bank of America N.A.	(76,848)	02/15/28	(0.26)%	1D ESTR	Monthly	1,278
Oxford Industries, Inc.	Barclays Bank PLC	(6,006,808)	12/23/25	(0.15)%	1D OBFR01	Monthly	863,504
Oxford Industries, Inc.	SG Americas Securities LLC	(1,206,521)	12/08/25	(0.15)%	1D OBFR01	Monthly	196,546
Oxford Nanopore Technologies PLC	Barclays Bank PLC	(579,126)	12/10/26	(2.25)%	1D SONIA	Monthly	(55,049)
Oxford Nanopore Technologies PLC	SG Americas Securities LLC	(3,024,912)	12/08/25	(0.25)%	1D SONIA	Monthly	(1,218,069)
Pagaya Technologies Ltd., Class A	UBS AG	(431,277)	04/21/28	0.00%	1D OBFR01	Monthly	(1,173)
Pagegroup PLC	Goldman Sachs Bank USA	(1,548,910)	08/19/26	(0.25)%	1D SONIA	Monthly	48,434
PAL GROUP Holdings Co. Ltd.	Bank of America N.A.	(1,906,026)	02/15/28	(0.15)%	1D P TONA	Monthly	(227,311)
Paladin Energy Ltd.	Bank of America N.A.	(1,633,961)	02/15/28	(0.30)%	1D AONIA	Monthly	339,101
Paladin Energy Ltd.	Barclays Bank PLC	(8,483,189)	05/12/27	(0.25)%	1D AONIA	Monthly	2,155,508
Paladin Energy Ltd.	Morgan Stanley & Co. International PLC	(475,008)	01/06/27	(0.36)%	1D AONIA	Monthly	120,696
Pandox AB	Morgan Stanley & Co. International PLC	(4,119,198)	01/04/27	(0.26)%	1D STIBOR	Monthly	(23,701)
Pantoro Gold Ltd.	JPMorgan Chase Bank N.A.	(25,705)	02/10/26	(3.50)%	1D AONIA	Monthly	(4,950)
Pantoro Gold Ltd.	UBS AG	(276,923)	04/03/28	0.00%	1D AONIA	Monthly	(55,081)
PAR Technology Corp.	SG Americas Securities LLC	(2,966,423)	12/08/25	(0.15)%	1D OBFR01	Monthly	97,060
Paradox Interactive AB	Bank of America N.A.	(716,943)	02/15/28	(0.26)%	1D STIBOR	Monthly	38,570
Paradox Interactive AB	BNP Paribas SA	(233,584)	11/17/25	(0.25)%	1D STIBOR	Monthly	12,566
Paradox Interactive AB	Goldman Sachs Bank USA	(208,212)	08/19/26	(0.26)%	1D STIBOR	Monthly	11,201
Paramount Resources Ltd., Class A	Morgan Stanley & Co. International PLC	(11,276,124)	01/04/27	(0.20)%	CABROVER	Monthly	(145,120)
Park24 Co. Ltd.	Bank of America N.A.	(3,588,655)	02/15/28	0.00%	1D P TONA	Monthly	23,658
Park24 Co. Ltd.	Barclays Bank PLC	(4,260,586)	05/12/27	(0.19)%	1D P TONA	Monthly	(106,313)
Park24 Co. Ltd.	Citibank N.A.	(2,047,309)	02/26/26	(0.15)%	1D P TONA	Monthly	14,137
Partners Group Holding AG	Barclays Bank PLC	(6,749,357)	12/11/26	(0.26)%	SSARON	Monthly	58,794
Pasona Group, Inc.	Bank of America N.A.	(132,650)	02/15/28	(0.15)%	1D P TONA	Monthly	14,856

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Patrick Industries, Inc.	Goldman Sachs Bank USA	$ (2,712,454)	08/18/26	(0.15)%	1D FEDL01	Monthly	$ 10,835
Patrick Industries, Inc.	SG Americas Securities LLC	(23,892,350)	12/08/25	(0.15)%	1D OBFR01	Monthly	297,259
Paychex, Inc.	UBS AG	(4,930,340)	04/18/28	0.00%	1D OBFR01	Monthly	97,450
Paysafe Ltd.	BNP Paribas SA	(2,444,575)	04/16/26	(0.15)%	1D OBFR01	Monthly	156,317
PC Connection, Inc.	Bank of America N.A.	(879,260)	02/15/28	(0.15)%	1D OBFR01	Monthly	47,918
PC Connection, Inc.	Morgan Stanley & Co. International PLC	(3,025,322)	01/04/27	(0.15)%	1D FEDL01	Monthly	166,191
Pennant Group, Inc.	Bank of America N.A.	(240,557)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,317
Pennon Group PLC	Morgan Stanley & Co. International PLC	(9,015,228)	01/04/27	(0.25)%	1D SONIA	Monthly	639,195
Pennon Group PLC	UBS AG	(2,761,531)	04/18/28	0.00%	1D SONIA	Monthly	8,749
Pennon Group PLC	UBS AG	(543,937)	09/03/29	0.00%	1D SONIA	Monthly	(10,236)
PennyMac Financial Services, Inc.	Barclays Bank PLC	(8,711,903)	12/23/25	(0.15)%	1D OBFR01	Monthly	915,061
PennyMac Mortgage Investment Trust	Barclays Bank PLC	(14,742,493)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,045,567
PennyMac Mortgage Investment Trust	BNP Paribas SA	(3,650,014)	04/16/26	(0.15)%	1D OBFR01	Monthly	200,001
PennyMac Mortgage Investment Trust	SG Americas Securities LLC	(13,013,723)	12/08/25	(0.15)%	1D OBFR01	Monthly	1,258,751
Penta-Ocean Construction Co. Ltd.	Bank of America N.A.	(803,427)	02/15/28	(0.15)%	1D P TONA	Monthly	(31,382)
Penta-Ocean Construction Co. Ltd.	Barclays Bank PLC	(2,271,420)	05/12/27	(0.15)%	1D P TONA	Monthly	(85,459)
Permian Resources Corp., Class A	Barclays Bank PLC	(6,167,088)	12/23/25	(0.15)%	1D OBFR01	Monthly	(306,297)
Pernod Ricard SA	Morgan Stanley & Co. International PLC	(10,516,901)	01/04/27	(0.26)%	1D ESTR	Monthly	626,750
Pernod Ricard SA	Morgan Stanley & Co. International PLC	(8,642,727)	01/06/27	(0.26)%	1D ESTR	Monthly	515,059
Pernod Ricard SA	UBS AG	(2,226,056)	09/03/29	0.00%	1D ESTR	Monthly	75,723
Pets at Home Group Plc	Barclays Bank PLC	(3,754,990)	12/10/26	(0.25)%	1D SONIA	Monthly	230,445
PEXA Group Ltd.	Bank of America N.A.	(243,940)	02/15/28	(0.30)%	1D AONIA	Monthly	(58,139)
PEXA Group Ltd.	Barclays Bank PLC	(1,068,606)	05/12/27	(0.25)%	1D AONIA	Monthly	(272,552)
PEXA Group Ltd.	Goldman Sachs Bank USA	(173,115)	08/19/26	(0.30)%	1D AONIA	Monthly	(41,259)
Peyto Exploration & Development Corp.	Barclays Bank PLC	(280,060)	10/20/25	(0.20)%	CABROVER	Monthly	(9,842)
Peyto Exploration & Development Corp.	Barclays Bank PLC	(2,289,219)	12/23/25	(0.19)%	CABROVER	Monthly	(80,452)
Peyto Exploration & Development Corp.	Goldman Sachs Bank USA	(17,217,380)	08/18/26	(0.20)%	1D CORRA	Monthly	(62,221)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(17,019,281)	01/06/27	(0.20)%	CABROVER	Monthly	(585,185)
Philip Morris International, Inc.	UBS AG	(2,109,950)	04/18/28	0.00%	1D OBFR01	Monthly	(41,073)
Phillips 66	UBS AG	(1,730,875)	04/18/28	0.00%	1D OBFR01	Monthly	63,287
Phillips Edison & Co., Inc.	Barclays Bank PLC	(10,419,856)	12/23/25	(0.15)%	1D OBFR01	Monthly	338,677
Phillips Edison & Co., Inc.	Goldman Sachs Bank USA	(8,122,250)	08/19/26	(0.15)%	1D FEDL01	Monthly	59,652
Phinia, Inc.	SG Americas Securities LLC	(1,494,741)	12/08/25	(0.12)%	1D OBFR01	Monthly	(113,565)
Photronics, Inc.	BNP Paribas SA	(1,041,346)	04/16/26	(0.15)%	1D OBFR01	Monthly	(65,220)
Photronics, Inc.	SG Americas Securities LLC	(5,520,788)	12/08/25	(0.15)%	1D OBFR01	Monthly	(130,456)
Piaggio & C SpA	Bank of America N.A.	(1,267,320)	02/15/28	0.00%	1D ESTR	Monthly	4,302
Piaggio & C SpA	Barclays Bank PLC	(591,271)	12/10/26	(0.53)%	1D ESTR	Monthly	5,385
Piaggio & C SpA	BNP Paribas SA	(675,309)	03/17/27	(0.47)%	1D ESTR	Monthly	1,892
Piaggio & C SpA	Goldman Sachs Bank USA	(313,568)	08/19/26	(0.33)%	1D ESTR	Monthly	725
Piaggio & C SpA	SG Americas Securities LLC	(62,789)	12/08/25	(0.60)%	1D ESTR	Monthly	1,970
Piaggio & C SpA	UBS AG	(602,471)	04/24/28	0.00%	1D ESTR	Monthly	1,394
Piedmont Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(720,339)	01/04/27	(0.15)%	1D FEDL01	Monthly	(7,704)
Pilbara Minerals Ltd.	Barclays Bank PLC	(996,211)	09/09/27	(0.40)%	1D AONIA	Monthly	155,176
Pilbara Minerals Ltd.	Goldman Sachs Bank USA	(412,804)	08/19/26	(0.30)%	1D AONIA	Monthly	(1,034)
Pilbara Minerals Ltd.	Morgan Stanley & Co. International PLC	(105,137)	01/06/27	(0.30)%	1D AONIA	Monthly	16,601
PILLAR Corp. /Japan	Bank of America N.A.	(1,684,281)	02/15/28	0.00%	1D P TONA	Monthly	(24,086)
PILLAR Corp. /Japan	Barclays Bank PLC	(2,756,477)	05/12/27	(0.20)%	1D P TONA	Monthly	(25,062)
PILLAR Corp. /Japan	Goldman Sachs Bank USA	(79,788)	08/19/26	(0.25)%	1D P TONA	Monthly	(2,173)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
PILLAR Corp. /Japan	UBS AG	$ (336,605)	04/03/28	0.00%	1D P TONA	Monthly	$ (9,167)
Pinnacle Financial Partners, Inc.	Bank of America N.A.	(2,166,292)	02/15/28	(0.15)%	1D OBFR01	Monthly	508,950
Pinnacle Financial Partners, Inc.	Barclays Bank PLC	(501,423)	12/23/25	(0.15)%	1D OBFR01	Monthly	107,236
Pinnacle Financial Partners, Inc.	BNP Paribas SA	(50,547)	04/16/26	(0.15)%	1D OBFR01	Monthly	11,876
Pinnacle Financial Partners, Inc.	Goldman Sachs Bank USA	(1,960,083)	08/19/26	(0.15)%	1D FEDL01	Monthly	460,503
Pinnacle Financial Partners, Inc.	SG Americas Securities LLC	(1,237,503)	12/08/25	(0.15)%	1D OBFR01	Monthly	316,943
Pinterest, Inc., Class A	UBS AG	(1,818,982)	04/18/28	0.00%	1D OBFR01	Monthly	(17,297)
Piolax, Inc.	Bank of America N.A.	(268,836)	02/15/28	(0.25)%	1D P TONA	Monthly	1,084
Piolax, Inc.	Barclays Bank PLC	(401,419)	05/12/27	(0.20)%	1D P TONA	Monthly	(8,902)
Piolax, Inc.	Goldman Sachs Bank USA	(410,819)	08/19/26	(0.25)%	1D P TONA	Monthly	1,657
Pirelli & C SpA	Morgan Stanley & Co. International PLC	(9,742,610)	01/04/27	(0.26)%	1D ESTR	Monthly	(122,352)
Pitney Bowes, Inc.	Bank of America N.A.	(438,651)	02/15/28	(0.15)%	1D OBFR01	Monthly	32,780
PKSHA Technology, Inc.	Barclays Bank PLC	(1,530,802)	05/12/27	(0.20)%	1D P TONA	Monthly	(63,846)
PKSHA Technology, Inc.	BNP Paribas SA	(83,786)	03/24/27	(2.95)%	1D TONA	Monthly	(4,676)
PKSHA Technology, Inc.	Morgan Stanley & Co. International PLC	(2,202,959)	01/06/27	(1.08)%	1D P TONA	Monthly	(76,108)
PKSHA Technology, Inc.	UBS AG	(55,123)	04/03/28	0.00%	1D P TONA	Monthly	(3,076)
Playtech Plc	Barclays Bank PLC	(708,504)	12/10/26	(0.25)%	1D SONIA	Monthly	(15,462)
Playtech Plc	Goldman Sachs Bank USA	(1,420,834)	08/19/26	(0.25)%	1D SONIA	Monthly	(67,303)
Playtech Plc	SG Americas Securities LLC	(3,961,030)	12/08/25	0.04%	1D SONIA	Monthly	(340,443)
Plus Alpha Consulting Co. Ltd.	Barclays Bank PLC	(5,254,427)	05/12/27	(0.20)%	1D P TONA	Monthly	(149,957)
Plus Alpha Consulting Co. Ltd.	BNP Paribas SA	(464,699)	03/24/27	(0.15)%	1D TONA	Monthly	1,423
Pola Orbis Holdings, Inc.	Bank of America N.A.	(342,981)	02/15/28	0.00%	1D P TONA	Monthly	(9,001)
Pola Orbis Holdings, Inc.	Barclays Bank PLC	(4,276,830)	05/12/27	(0.20)%	1D P TONA	Monthly	(119,150)
Porch Group, Inc.	Morgan Stanley & Co. International PLC	(1,288,188)	01/04/27	(0.15)%	1D FEDL01	Monthly	30,719
Porsche Automobil Holding SE	Bank of America N.A.	(1,325,702)	02/15/28	(0.26)%	1D ESTR	Monthly	6,294
Porsche Automobil Holding SE	Citibank N.A.	(2,771,541)	06/25/26	(0.26)%	1D ESTR	Monthly	43,346
Portillo’s, Inc., Class A	Bank of America N.A.	(5,535,784)	02/15/28	(0.15)%	1D OBFR01	Monthly	486,044
Portillo’s, Inc., Class A	Barclays Bank PLC	(7,804)	12/23/25	(0.38)%	1D OBFR01	Monthly	1,022
Portillo’s, Inc., Class A	BNP Paribas SA	(1,647,031)	04/16/26	(0.15)%	1D OBFR01	Monthly	145,600
Portillo’s, Inc., Class A	Morgan Stanley & Co. International PLC	(1,675,120)	01/04/27	(0.23)%	1D FEDL01	Monthly	219,257
Poste Italiane SpA	Bank of America N.A.	(10,899,728)	02/15/28	(0.26)%	1D ESTR	Monthly	(738,793)
Poste Italiane SpA	Barclays Bank PLC	(15,501,290)	08/17/26	(0.26)%	1D ESTR	Monthly	(491,441)
Poste Italiane SpA	BNP Paribas SA	(6,413,523)	03/22/27	(0.26)%	1D ESTR	Monthly	(434,714)
Powell Industries, Inc.	UBS AG	(162,367)	04/21/28	0.00%	1D OBFR01	Monthly	(11,901)
Power Assets Holdings Ltd.	Bank of America N.A.	(3,498,844)	02/15/28	(0.15)%	HONIA	Monthly	(92,781)
Power Assets Holdings Ltd.	BNP Paribas SA	(2,113,417)	09/09/26	(0.30)%	HONIA	Monthly	(56,043)
Power Corp. of Canada	Morgan Stanley & Co. International PLC	(3,727,479)	01/06/27	(0.20)%	CABROVER	Monthly	(9,199)
PPL Corp.	Bank of America N.A.	(2,016,962)	02/15/28	(0.15)%	1D OBFR01	Monthly	23,568
PPL Corp.	Citibank N.A.	(460,867)	02/24/28	(0.15)%	1D OBFR01	Monthly	6,461
Precision Drilling Corp.	Morgan Stanley & Co. International PLC	(179,095)	01/04/27	(0.20)%	CABROVER	Monthly	(13,446)
Premier Foods PLC	Barclays Bank PLC	(453,038)	12/10/26	(0.25)%	1D SONIA	Monthly	(4,269)
Premier Foods PLC	SG Americas Securities LLC	(2,639,663)	12/08/25	(0.23)%	1D SONIA	Monthly	19,030
Premier Investments Ltd.	Barclays Bank PLC	(1,291,399)	05/12/27	(0.25)%	1D AONIA	Monthly	(75,448)
Premium Brands Holdings Corp., Class A	Morgan Stanley & Co. International PLC	(137,053)	01/04/27	(0.20)%	CABROVER	Monthly	691
PriceSmart, Inc.	SG Americas Securities LLC	(6,564,827)	12/08/25	(0.15)%	1D OBFR01	Monthly	(205,308)
Primerica, Inc.	Barclays Bank PLC	(4,416,672)	12/23/25	(0.15)%	1D OBFR01	Monthly	7,214
Procter & Gamble Co.	Goldman Sachs Bank USA	(11,298,320)	08/18/26	0.40%	1D FEDL01	Monthly	163,540
Provident Financial Services, Inc.	SG Americas Securities LLC	(199,853)	12/08/25	(0.15)%	1D OBFR01	Monthly	8,543
Proximus SADP	UBS AG	(3,115,884)	04/24/28	0.00%	1D ESTR	Monthly	333,549
Prudential PLC	Bank of America N.A.	(3,715,790)	02/15/28	(0.25)%	1D SONIA	Monthly	(142,178)
Prudential PLC	Citibank N.A.	(2,368,556)	06/25/26	(0.25)%	1D SONIA	Monthly	(109,587)
Prudential PLC	JPMorgan Chase Bank N.A.	(10,837,264)	02/10/26	0.05%	1D SONIA	Monthly	(426,843)
Prudential PLC	JPMorgan Chase Bank N.A.	(792,793)	02/10/26	0.05%	1D SONIA	Monthly	(31,225)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Prudential PLC	Morgan Stanley & Co. International PLC	$ (10,580,745)	01/04/27	(0.25)%	1D SONIA	Monthly	$ (491,015)
Prysmian SpA	Bank of America N.A.	(865,114)	02/15/28	(0.26)%	1D ESTR	Monthly	(111,376)
Prysmian SpA	BNP Paribas SA	(16,937,440)	03/22/27	(0.26)%	1D ESTR	Monthly	(2,014,390)
Prysmian SpA	Morgan Stanley & Co. International PLC	(10,187,955)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,139,873)
PTC, Inc.	Barclays Bank PLC	(29,122,546)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,719,659)
Public Service Enterprise Group, Inc.	BNP Paribas SA	(3,511,504)	04/16/26	(0.15)%	1D OBFR01	Monthly	(32,238)
Puig Brands SA, Class B	Bank of America N.A.	(3,458,933)	02/15/28	(0.26)%	1D ESTR	Monthly	(46,342)
Puig Brands SA, Class B	BNP Paribas SA	(2,283,917)	03/17/27	(0.26)%	1D ESTR	Monthly	(30,891)
PureCycle Technologies, Inc.	Barclays Bank PLC	(1,326,869)	12/23/25	(0.75)%	1D OBFR01	Monthly	224,433
PureCycle Technologies, Inc.	BNP Paribas SA	(131,148)	04/16/26	(0.86)%	1D OBFR01	Monthly	5,643
PureCycle Technologies, Inc.	Morgan Stanley & Co. International PLC	(4,446,074)	01/04/27	(0.43)%	1D FEDL01	Monthly	699,119
PureCycle Technologies, Inc.	SG Americas Securities LLC	(2,220,939)	12/08/25	(0.50)%	1D OBFR01	Monthly	175,418
PureCycle Technologies, Inc.	UBS AG	(155,249)	04/21/28	0.00%	1D OBFR01	Monthly	17,193
PVH Corp.	Barclays Bank PLC	(10,342,284)	12/23/25	(0.15)%	1D OBFR01	Monthly	387,854
QCR Holdings, Inc.	SG Americas Securities LLC	(140,938)	12/08/25	(0.15)%	1D OBFR01	Monthly	8,097
QinetiQ Group PLC	Morgan Stanley & Co. International PLC	(2,285,763)	01/04/27	(0.25)%	1D SONIA	Monthly	45,447
QinetiQ Group PLC	SG Americas Securities LLC	(4,948,170)	12/08/25	(0.25)%	1D SONIA	Monthly	(28,364)
QinetiQ Group PLC	SG Americas Securities LLC	(1,560,531)	12/08/25	(0.25)%	1D SONIA	Monthly	(8,945)
QT Group Oyj	BNP Paribas SA	(1,530,883)	03/24/27	(0.26)%	1D ESTR	Monthly	63,317
QT Group Oyj	SG Americas Securities LLC	(786,850)	12/08/25	(0.26)%	1D ESTR	Monthly	17,250
Quaker Chemical Corp.	Barclays Bank PLC	(1,501,179)	12/23/25	(0.15)%	1D OBFR01	Monthly	90,495
Quanta Services, Inc.	SG Americas Securities LLC	(25,251,843)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,791,135)
Qube Holdings Ltd.	Barclays Bank PLC	(4,127,197)	05/12/27	(0.25)%	1D AONIA	Monthly	19,669
Qube Holdings Ltd.	BNP Paribas SA	(6,726,799)	03/22/27	(0.25)%	1D AONIA	Monthly	(141,218)
Quebecor, Inc., Class B	Bank of America N.A.	(960,643)	02/15/28	(0.20)%	CABROVER	Monthly	30,311
Quebecor, Inc., Class B	Bank of America N.A.	(1,244,741)	02/15/28	(0.20)%	CABROVER	Monthly	39,275
Quebecor, Inc., Class B	BNP Paribas SA	(2,634,289)	04/16/26	(0.20)%	CABROVER	Monthly	83,119
Quebecor, Inc., Class B	BNP Paribas SA	(2,043,640)	08/17/26	(0.20)%	CABROVER	Monthly	64,483
Quebecor, Inc., Class B	Goldman Sachs Bank USA	(12,313,636)	08/18/26	(0.20)%	1D CORRA	Monthly	388,530
Quebecor, Inc., Class B	Goldman Sachs Bank USA	(1,579,266)	08/19/26	(0.20)%	1D CORRA	Monthly	49,830
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	(2,749,180)	01/04/27	(0.20)%	CABROVER	Monthly	23,421
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	(26,333,428)	01/06/27	(0.20)%	CABROVER	Monthly	238,912
QXO, Inc.	BNP Paribas SA	(1,010,420)	04/16/26	(0.15)%	1D OBFR01	Monthly	52,074
QXO, Inc.	SG Americas Securities LLC	(11,682,751)	12/08/25	(0.15)%	1D OBFR01	Monthly	857,994
QXO, Inc.	UBS AG	(3,931,468)	04/18/28	0.00%	1D OBFR01	Monthly	202,615
Radian Group, Inc.	Morgan Stanley & Co. International PLC	(2,334,090)	01/04/27	(0.15)%	1D FEDL01	Monthly	82,924
RadNet, Inc.	Bank of America N.A.	(322,621)	02/15/28	(0.15)%	1D OBFR01	Monthly	17,884
RadNet, Inc.	BNP Paribas SA	(281,214)	04/16/26	(0.15)%	1D OBFR01	Monthly	18,291
Raksul, Inc.	Barclays Bank PLC	(301,631)	05/12/27	(0.20)%	1D P TONA	Monthly	5,293
Raksul, Inc.	Citibank N.A.	(744,091)	02/26/26	(0.15)%	1D P TONA	Monthly	17,611
Rakus Co. Ltd.	Citibank N.A.	(1,137,315)	02/26/26	(0.15)%	1D P TONA	Monthly	6,936
Rakuten Bank Ltd.	Bank of America N.A.	(1,220,766)	02/15/28	(0.15)%	1D P TONA	Monthly	(97,498)
Rakuten Bank Ltd.	Bank of America N.A.	(142,351)	03/15/28	(0.15)%	1D P TONA	Monthly	(11,369)
Rakuten Bank Ltd.	Barclays Bank PLC	(11,981,377)	05/12/27	(0.16)%	1D P TONA	Monthly	(1,028,906)
Rakuten Bank Ltd.	Barclays Bank PLC	(6,177,294)	09/09/27	(0.16)%	1D P TONA	Monthly	(530,478)
Rakuten Bank Ltd.	Citibank N.A.	(818,150)	02/26/26	(0.15)%	1D P TONA	Monthly	(29,638)
Rakuten Bank Ltd.	Citibank N.A.	(293,603)	02/26/26	0.00%	1D P TONA	Monthly	138
Ralliant Corp.	UBS AG	(2,968,483)	04/21/28	0.00%	1D OBFR01	Monthly	67,594
Ramaco Resources, Inc.	Barclays Bank PLC	(2,336,119)	12/23/25	(0.15)%	1D OBFR01	Monthly	105,637
Ramelius Resources Ltd.	Morgan Stanley & Co. International PLC	(4,053,723)	01/06/27	(0.30)%	1D AONIA	Monthly	739,014
Ramsay Health Care Ltd.	Barclays Bank PLC	(265,001)	05/12/27	(0.40)%	1D AONIA	Monthly	2,403
Randstad NV	Barclays Bank PLC	(9,373,479)	08/17/26	(0.26)%	1D ESTR	Monthly	54,002
Randstad NV	Barclays Bank PLC	(14,061,189)	12/10/26	(0.26)%	1D ESTR	Monthly	85,159
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Randstad NV	Morgan Stanley & Co. International PLC	$ (4,500,328)	01/04/27	(0.26)%	1D ESTR	Monthly	$ 42,067
Randstad NV	Morgan Stanley & Co. International PLC	(5,321,556)	01/06/27	(0.26)%	1D ESTR	Monthly	30,580
Randstad NV	SG Americas Securities LLC	(9,244,046)	12/08/25	(0.26)%	1D ESTR	Monthly	50,951
Range Resources Corp.	Bank of America N.A.	(759,254)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,982
Range Resources Corp.	BNP Paribas SA	(223,075)	04/16/26	(0.15)%	1D OBFR01	Monthly	(8,334)
Raymond James Financial, Inc.	UBS AG	(7,914,479)	04/18/28	0.00%	1D OBFR01	Monthly	(545,808)
Rayonier, Inc.	UBS AG	(5,571,560)	04/21/28	0.00%	1D OBFR01	Monthly	(14,378)
RB Global, Inc.	Goldman Sachs Bank USA	(11,594,934)	08/18/26	(0.15)%	1D CORRA	Monthly	(162,216)
RB Global, Inc.	Morgan Stanley & Co. International PLC	(21,117,680)	01/04/27	(0.20)%	CABROVER	Monthly	(582,098)
RB Global, Inc.	Morgan Stanley & Co. International PLC	(17,263,680)	01/06/27	(0.20)%	CABROVER	Monthly	(475,289)
RB Global, Inc.	UBS AG	(108)	04/18/28	0.00%	1D OBFR01	Monthly	—
RCI Hospitality Holdings, Inc.	Bank of America N.A.	(523,928)	02/15/28	(0.15)%	1D OBFR01	Monthly	31,086
RCI Hospitality Holdings, Inc.	Goldman Sachs Bank USA	(768,351)	08/19/26	(0.15)%	1D FEDL01	Monthly	45,589
RCI Hospitality Holdings, Inc.	SG Americas Securities LLC	(712,560)	12/08/25	(0.15)%	1D OBFR01	Monthly	75,717
RCI Hospitality Holdings, Inc.	UBS AG	(288,075)	04/21/28	0.00%	1D OBFR01	Monthly	17,092
Ready Capital Corp.	Barclays Bank PLC	(2,043,062)	12/23/25	(0.53)%	1D OBFR01	Monthly	74,803
Ready Capital Corp.	BNP Paribas SA	(545,131)	04/16/26	(0.38)%	1D OBFR01	Monthly	1,292
Ready Capital Corp.	Goldman Sachs Bank USA	(625,324)	08/19/26	(0.35)%	1D FEDL01	Monthly	1,482
Ready Capital Corp.	Morgan Stanley & Co. International PLC	(1,019,123)	01/04/27	(0.68)%	1D FEDL01	Monthly	37,313
Ready Capital Corp.	UBS AG	(943,871)	04/21/28	0.00%	1D OBFR01	Monthly	2,237
Realty Income Corp.	SG Americas Securities LLC	(14,167,520)	12/08/25	(0.15)%	1D OBFR01	Monthly	248,403
Redwire Corp.	Barclays Bank PLC	(4,857,642)	12/23/25	(4.25)%	1D OBFR01	Monthly	628,688
Redwire Corp.	BNP Paribas SA	(2,049,364)	04/16/26	(4.49)%	1D OBFR01	Monthly	307,770
Redwire Corp.	UBS AG	(1,257,962)	04/21/28	0.00%	1D OBFR01	Monthly	203,217
Redwood Trust, Inc.	Bank of America N.A.	(311,961)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,083
Reece Ltd.	Bank of America N.A.	(692,190)	02/15/28	(0.30)%	1D AONIA	Monthly	(10,071)
Reece Ltd.	Barclays Bank PLC	(599,825)	05/12/27	(0.25)%	1D AONIA	Monthly	(18,032)
Reece Ltd.	Barclays Bank PLC	(3,567,769)	09/09/27	(0.25)%	1D AONIA	Monthly	(100,094)
Reece Ltd.	BNP Paribas SA	(378,458)	09/07/26	(0.35)%	1D AONIA	Monthly	(5,506)
Reece Ltd.	Goldman Sachs Bank USA	(102,413)	08/19/26	(0.16)%	1D AONIA	Monthly	(1,490)
Regal Rexnord Corp.	SG Americas Securities LLC	(5,087,568)	12/08/25	(0.15)%	1D OBFR01	Monthly	(114,327)
Reliance Worldwide Corp. Ltd.	Barclays Bank PLC	(876,945)	05/12/27	(0.25)%	1D AONIA	Monthly	(16,202)
Reliance Worldwide Corp. Ltd.	BNP Paribas SA	(1,021,062)	03/22/27	(0.25)%	1D AONIA	Monthly	(13,936)
Relo Group, Inc.	Bank of America N.A.	(33,611)	02/15/28	(0.15)%	1D P TONA	Monthly	(839)
Relo Group, Inc.	Barclays Bank PLC	(5,695,359)	05/12/27	(0.18)%	1D P TONA	Monthly	(76,099)
Relo Group, Inc.	SG Americas Securities LLC	(169,841)	12/08/25	(0.38)%	1D P TONA	Monthly	(4,704)
RELX PLC	Bank of America N.A.	(805,508)	02/15/28	(0.25)%	1D SONIA	Monthly	4,216
RELX PLC	Barclays Bank PLC	(3,459,089)	12/10/26	(0.25)%	1D SONIA	Monthly	(48,595)
RELX PLC	UBS AG	(2,113,307)	09/03/29	0.00%	1D SONIA	Monthly	(13,824)
RenaissanceRe Holdings Ltd.	Goldman Sachs Bank USA	(3,592,156)	08/19/26	(0.15)%	1D FEDL01	Monthly	(117,811)
RenaissanceRe Holdings Ltd.	SG Americas Securities LLC	(1,393,770)	12/08/25	(0.15)%	1D OBFR01	Monthly	(47,952)
Renasant Corp.	SG Americas Securities LLC	(7,831,126)	12/08/25	(0.13)%	1D OBFR01	Monthly	249,467
Renault SA	Barclays Bank PLC	(6,541,524)	08/17/26	0.00%	1D ESTR	Monthly	135,061
Renault SA	Barclays Bank PLC	(10,309,350)	12/10/26	0.00%	1D ESTR	Monthly	211,394
Renault SA	Goldman Sachs Bank USA	(294,592)	08/19/26	(0.18)%	1D ESTR	Monthly	63,041
Renault SA	Goldman Sachs Bank USA	(701,410)	08/19/26	(0.18)%	1D ESTR	Monthly	150,098
Renault SA	Morgan Stanley & Co. International PLC	(15,274,978)	01/04/27	(0.26)%	1D ESTR	Monthly	304,019
Renault SA	Morgan Stanley & Co. International PLC	(8,698,282)	01/06/27	(0.26)%	1D ESTR	Monthly	180,740
Renesas Electronics Corp.	Citibank N.A.	(1,902,835)	02/26/26	(0.15)%	1D P TONA	Monthly	47,969
Renew Holdings PLC	Bank of America N.A.	(205,342)	02/15/28	(0.25)%	1D SONIA	Monthly	832
Renew Holdings PLC	Morgan Stanley & Co. International PLC	(593,640)	01/04/27	(0.25)%	1D SONIA	Monthly	(17,760)
Renew Holdings PLC	SG Americas Securities LLC	(838,462)	12/08/25	(0.25)%	1D SONIA	Monthly	(36,811)
Rengo Co. Ltd.	Bank of America N.A.	(4,211,685)	02/15/28	0.00%	1D P TONA	Monthly	(8,373)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Rengo Co. Ltd.	Barclays Bank PLC	$ (12,865,463)	05/12/27	(0.18)%	1D P TONA	Monthly	$ (165,908)
Rengo Co. Ltd.	Citibank N.A.	(1,038,511)	02/26/26	(0.15)%	1D P TONA	Monthly	15,396
Renishaw PLC	SG Americas Securities LLC	(3,635,248)	12/08/25	(0.22)%	1D SONIA	Monthly	(188,390)
Renk Group AG	Bank of America N.A.	(2,008,678)	02/15/28	(0.26)%	1D ESTR	Monthly	116,742
RENOVA, Inc.	Barclays Bank PLC	(2,576,047)	05/12/27	(0.19)%	1D P TONA	Monthly	59,022
RENOVA, Inc.	BNP Paribas SA	(131,174)	03/24/27	(0.15)%	1D TONA	Monthly	8,438
RENOVA, Inc.	UBS AG	(530,202)	04/03/28	0.00%	1D P TONA	Monthly	34,105
Rentokil Initial PLC	Goldman Sachs Bank USA	(6,234,311)	08/19/26	0.09%	1D SONIA	Monthly	(609,236)
Rentokil Initial PLC	Goldman Sachs Bank USA	(5,986,417)	08/19/26	0.09%	1D SONIA	Monthly	(585,011)
Rentokil Initial PLC	UBS AG	(23,885,576)	04/18/28	0.00%	1D SONIA	Monthly	(2,334,171)
Rentokil Initial PLC	UBS AG	(28,680,003)	09/03/29	0.00%	1D SONIA	Monthly	(2,802,697)
Resideo Technologies, Inc.	Barclays Bank PLC	(3,055,975)	12/23/25	(0.15)%	1D OBFR01	Monthly	(410,087)
Resideo Technologies, Inc.	SG Americas Securities LLC	(2,552,097)	12/08/25	(0.15)%	1D OBFR01	Monthly	(375,036)
Resonac Holdings Corp.	Bank of America N.A.	(1,006,741)	02/15/28	0.00%	1D P TONA	Monthly	8,744
Resonac Holdings Corp.	Bank of America N.A.	(482,751)	03/15/28	0.00%	1D P TONA	Monthly	4,193
Resonac Holdings Corp.	Barclays Bank PLC	(2,985,735)	05/12/27	(0.20)%	1D P TONA	Monthly	(5,853)
Resonac Holdings Corp.	Barclays Bank PLC	(5,155,998)	09/09/27	(0.20)%	1D P TONA	Monthly	(7,136)
REV Group, Inc.	UBS AG	(257,281)	04/21/28	0.00%	1D OBFR01	Monthly	(8,654)
Rexel SA	Bank of America N.A.	(3,924,776)	02/15/28	(0.26)%	1D ESTR	Monthly	(57,957)
Rexel SA	Bank of America N.A.	(17,588,454)	02/15/28	(0.26)%	1D ESTR	Monthly	(248,886)
Rexel SA	Barclays Bank PLC	(17,297,943)	08/17/26	(0.26)%	1D ESTR	Monthly	(266,379)
Rexel SA	UBS AG	(8,513,097)	04/18/28	0.00%	1D ESTR	Monthly	(92,704)
Rexford Industrial Realty, Inc.	SG Americas Securities LLC	(13,758,393)	12/08/25	(0.15)%	1D OBFR01	Monthly	203,206
Reynolds Consumer Products, Inc.	Goldman Sachs Bank USA	(685,402)	08/18/26	(0.15)%	1D FEDL01	Monthly	(31,894)
Reynolds Consumer Products, Inc.	SG Americas Securities LLC	(5,555,348)	12/08/25	(0.14)%	1D OBFR01	Monthly	(207,557)
Richelieu Hardware Ltd.	Morgan Stanley & Co. International PLC	(137,737)	01/04/27	(0.20)%	CABROVER	Monthly	(157)
Ricoh Co. Ltd.	Barclays Bank PLC	(410,292)	05/12/27	(0.20)%	1D P TONA	Monthly	(10,596)
Ricoh Co. Ltd.	Barclays Bank PLC	(922,302)	09/09/27	(0.20)%	1D P TONA	Monthly	(23,818)
Ricoh Co. Ltd.	BNP Paribas SA	(981,083)	09/09/26	(0.25)%	1D TONA	Monthly	(14,141)
Ricoh Co. Ltd.	BNP Paribas SA	(2,047,740)	03/24/27	(0.25)%	1D TONA	Monthly	(29,515)
Ricoh Co. Ltd.	Citibank N.A.	(192,302)	02/26/26	0.00%	1D P TONA	Monthly	1,149
Rigaku Holdings Corp.	Bank of America N.A.	(313,886)	02/15/28	0.00%	1D P TONA	Monthly	(14,787)
Rigaku Holdings Corp.	Barclays Bank PLC	(2,191,452)	05/12/27	(0.20)%	1D P TONA	Monthly	(118,953)
Riken Keiki Co. Ltd.	Bank of America N.A.	(349,257)	02/15/28	(0.25)%	1D P TONA	Monthly	(10,758)
Riken Keiki Co. Ltd.	Barclays Bank PLC	(836,718)	05/12/27	(0.20)%	1D P TONA	Monthly	(28,583)
Riken Keiki Co. Ltd.	Goldman Sachs Bank USA	(416,658)	08/19/26	(0.25)%	1D P TONA	Monthly	(12,834)
Rio Tinto Ltd.	BNP Paribas SA	(7,215,733)	09/07/26	(0.25)%	1D AONIA	Monthly	354,561
Rio Tinto Ltd.	BNP Paribas SA	(1,207,657)	03/22/27	0.00%	1D AONIA	Monthly	46,230
RLI Corp.	SG Americas Securities LLC	(2,120,221)	12/08/25	(0.13)%	1D OBFR01	Monthly	164,211
Robinhood Markets, Inc., Class A	UBS AG	(6,645,940)	04/18/28	0.00%	1D OBFR01	Monthly	(15,624)
Roche Holding AG	BNP Paribas SA	(1,142,101)	08/17/26	(0.26)%	SSARON	Monthly	30,184
Roche Holding AG	Morgan Stanley & Co. International PLC	(10,175,451)	01/04/27	(0.26)%	SSARON	Monthly	99,237
Roche Holding AG	SG Americas Securities LLC	(33,227,090)	12/08/25	0.10%	SSARON	Monthly	570,520
Rocket Cos, Inc., Class A	BNP Paribas SA	(2,050,645)	04/16/26	(5.38)%	1D OBFR01	Monthly	(224,939)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	(644,382)	01/04/27	(0.20)%	CABROVER	Monthly	2,220
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	(285,979)	01/06/27	(0.20)%	CABROVER	Monthly	(31)
Rogers Sugar, Inc.	Bank of America N.A.	(692,845)	02/15/28	(2.11)%	CABROVER	Monthly	(3,705)
Rogers Sugar, Inc.	BNP Paribas SA	(496,646)	05/18/26	(0.20)%	CABROVER	Monthly	687
Rogers Sugar, Inc.	Citibank N.A.	(228,844)	02/24/28	(1.10)%	1D CORRA	Monthly	2,825
Roku, Inc.	SG Americas Securities LLC	(5,762,261)	12/08/25	(0.15)%	1D OBFR01	Monthly	(151,458)
Roland Corp.	Bank of America N.A.	(165,945)	02/15/28	(0.25)%	1D P TONA	Monthly	(7,538)
Roland Corp.	Barclays Bank PLC	(337,888)	05/12/27	(0.17)%	1D P TONA	Monthly	(15,349)
Roland Corp.	Goldman Sachs Bank USA	(303,899)	08/19/26	(0.25)%	1D P TONA	Monthly	(13,805)
Roland Corp.	UBS AG	(7,997)	04/03/28	0.00%	1D P TONA	Monthly	(363)
Rollins, Inc.	Bank of America N.A.	(1,295,541)	02/15/28	(0.15)%	1D OBFR01	Monthly	(193)
Rollins, Inc.	BNP Paribas SA	(450,194)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,858
Root, Inc., Class A	SG Americas Securities LLC	(2,943,310)	12/08/25	(0.15)%	1D OBFR01	Monthly	43,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Roper Technologies, Inc.	UBS AG	$ (17,270,925)	04/18/28	0.00%	1D OBFR01	Monthly	$ (189,415)
Rorze Corp.	Barclays Bank PLC	(16,211,079)	05/12/27	(0.20)%	1D P TONA	Monthly	(654,928)
Ross Stores, Inc.	Bank of America N.A.	(6,716,235)	02/15/28	(0.15)%	1D OBFR01	Monthly	(62,293)
Ross Stores, Inc.	Morgan Stanley & Co. International PLC	(630,487)	01/06/27	(0.15)%	1D FEDL01	Monthly	13,463
Ross Stores, Inc.	SG Americas Securities LLC	(7,264,537)	12/08/25	(0.15)%	1D OBFR01	Monthly	135,647
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(8,529,819)	12/23/25	(0.15)%	1D OBFR01	Monthly	750,587
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(21,505,596)	12/08/25	(0.15)%	1D OBFR01	Monthly	803,041
Royal Unibrew A/S	Bank of America N.A.	(7,313,715)	02/15/28	(0.26)%	1W CIBOR	Monthly	345,429
Royal Unibrew A/S	BNP Paribas SA	(5,674,588)	06/17/26	(0.25)%	DESTR	Monthly	267,043
RS Group PLC	Morgan Stanley & Co. International PLC	(2,822,972)	01/04/27	(0.25)%	1D SONIA	Monthly	30,256
RS Group PLC	SG Americas Securities LLC	(9,749,390)	12/08/25	(0.16)%	1D SONIA	Monthly	501,317
RTL Group SA	Bank of America N.A.	(558,079)	02/15/28	(0.26)%	1D ESTR	Monthly	(7,201)
RTL Group SA	Barclays Bank PLC	(7,559,847)	12/10/26	(0.26)%	1D ESTR	Monthly	33,993
RTL Group SA	Goldman Sachs Bank USA	(1,954,540)	08/19/26	(0.26)%	1D ESTR	Monthly	(25,220)
RTL Group SA	SG Americas Securities LLC	(1,175,224)	12/08/25	(0.37)%	1D ESTR	Monthly	56,648
RTL Group SA	UBS AG	(3,298,466)	04/24/28	0.00%	1D ESTR	Monthly	(42,561)
Rubis SCA	Goldman Sachs Bank USA	(3,647,529)	08/19/26	(0.18)%	1D ESTR	Monthly	73,686
Rubis SCA	Morgan Stanley & Co. International PLC	(5,086,908)	01/04/27	(0.26)%	1D ESTR	Monthly	151,559
Rubrik, Inc.	SG Americas Securities LLC	(411,621)	12/08/25	(0.15)%	1D OBFR01	Monthly	(48,222)
Rumble, Inc.	Barclays Bank PLC	(1,631,356)	12/23/25	(1.75)%	1D OBFR01	Monthly	90,102
Rumble, Inc.	Morgan Stanley & Co. International PLC	(2,512,607)	01/04/27	(1.78)%	1D FEDL01	Monthly	230,583
Rush Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	(7,402,871)	01/04/27	(0.15)%	1D FEDL01	Monthly	(188,207)
RWE AG	Barclays Bank PLC	(13,464,360)	08/17/26	(0.26)%	1D ESTR	Monthly	535,315
RWE AG	Citibank N.A.	(977,026)	06/25/26	(0.26)%	1D ESTR	Monthly	10,924
Ryan Specialty Holdings, Inc., Class A	Barclays Bank PLC	(11,739,568)	12/23/25	(0.15)%	1D OBFR01	Monthly	778,664
Ryan Specialty Holdings, Inc., Class A	SG Americas Securities LLC	(6,435,086)	12/08/25	(0.15)%	1D OBFR01	Monthly	448,134
Ryanair Holdings PLC	UBS AG	(4,137,246)	04/18/28	0.00%	1D ESTR	Monthly	(385,240)
Ryman Healthcare Ltd.	Barclays Bank PLC	(412,293)	06/14/27	(0.72)%	1M BBR	Monthly	5,672
Ryman Healthcare Ltd.	BNP Paribas SA	(118,357)	03/22/27	(0.25)%	1D NZOCO	Monthly	2,544
Ryman Healthcare Ltd.	UBS AG	(764,173)	05/15/28	0.00%	1M BBR	Monthly	16,424
Ryman Hospitality Properties, Inc.	Bank of America N.A.	(18,790,917)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,218,221
Ryman Hospitality Properties, Inc.	Morgan Stanley & Co. International PLC	(5,659,079)	01/06/27	(0.15)%	1D FEDL01	Monthly	264,994
Ryohin Keikaku Co. Ltd.	Bank of America N.A.	(7,213,050)	02/15/28	(0.15)%	1D P TONA	Monthly	(427,610)
Ryohin Keikaku Co. Ltd.	Bank of America N.A.	(943,196)	03/15/28	(0.15)%	1D P TONA	Monthly	(21,250)
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(367,345)	05/12/27	(0.15)%	1D P TONA	Monthly	2,166
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(3,089,464)	09/09/27	(0.15)%	1D P TONA	Monthly	18,218
Ryohin Keikaku Co. Ltd.	Citibank N.A.	(6,654,268)	02/26/26	(0.15)%	1D P TONA	Monthly	(115,582)
Ryohin Keikaku Co. Ltd.	Citibank N.A.	(595,624)	02/26/26	0.00%	1D P TONA	Monthly	5,720
Ryohin Keikaku Co. Ltd.	SG Americas Securities LLC	(537,570)	12/08/25	(0.25)%	1D P TONA	Monthly	13,211
Ryoyo Ryosan Holdings, Inc.	Barclays Bank PLC	(2,843,547)	05/12/27	(0.20)%	1D P TONA	Monthly	(79,060)
Ryoyo Ryosan Holdings, Inc.	Citibank N.A.	(688,366)	02/26/26	(0.15)%	1D P TONA	Monthly	8,741
S&P Global, Inc.	UBS AG	(2,607,705)	04/18/28	0.00%	1D OBFR01	Monthly	(91,583)
Saab AB, Class B	SG Americas Securities LLC	(4,173,635)	12/08/25	(0.26)%	1D STIBOR	Monthly	(394,425)
Saab AB, Class B	SG Americas Securities LLC	(8,406,614)	12/08/25	(0.26)%	1D STIBOR	Monthly	(700,787)
Sable Offshore Corp.	Barclays Bank PLC	(2,056,375)	12/23/25	(0.15)%	1D OBFR01	Monthly	(33,387)
Sable Offshore Corp.	BNP Paribas SA	(2,384,115)	04/16/26	(0.15)%	1D OBFR01	Monthly	(899,262)
Sable Offshore Corp.	SG Americas Securities LLC	(8,436,850)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,711,266)
Sable Offshore Corp.	UBS AG	(3,649,496)	04/21/28	0.00%	1D OBFR01	Monthly	(1,376,550)
SAF-Holland SE	BNP Paribas SA	(14,481)	03/24/27	(0.26)%	1D ESTR	Monthly	1,168
Sagax AB, Class B	BNP Paribas SA	(10,962)	11/17/25	(0.25)%	1D STIBOR	Monthly	252
Sagax AB, Class B	SG Americas Securities LLC	(3,054,442)	12/08/25	(0.26)%	1D STIBOR	Monthly	86,662
Sagax AB, Class B	UBS AG	(3,216,063)	04/18/28	0.00%	TN STIBOR	Monthly	72,883
SailPoint, Inc.	UBS AG	(5,237,345)	04/18/28	0.00%	1D OBFR01	Monthly	(509,329)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sakata Seed Corp.	Barclays Bank PLC	$ (636,537)	05/12/27	(0.20)%	1D P TONA	Monthly	$ (11,041)
Samsara, Inc.	UBS AG	(5,220,694)	04/18/28	0.00%	1D OBFR01	Monthly	143,461
Sandisk Corp.	SG Americas Securities LLC	(8,440,840)	12/08/25	(0.15)%	1D OBFR01	Monthly	604,034
Sandoz Group AG	Barclays Bank PLC	(37,917,537)	11/09/26	(0.26)%	SSARON	Monthly	(21,687)
Sandoz Group AG	SG Americas Securities LLC	(26,167,736)	12/08/25	(0.26)%	SSARON	Monthly	(895,991)
Sands China Ltd.	UBS AG	(3,071,627)	09/03/29	0.00%	HONIA	Monthly	(1,779)
Sangetsu Corp.	Bank of America N.A.	(1,608,569)	02/15/28	0.00%	1D P TONA	Monthly	(27,379)
Sangetsu Corp.	Barclays Bank PLC	(790,385)	05/12/27	(0.15)%	1D P TONA	Monthly	(27,590)
Sangetsu Corp.	Morgan Stanley & Co. International PLC	(165,385)	01/06/27	(0.25)%	1D P TONA	Monthly	(5,773)
Sanken Electric Co Ltd.	Bank of America N.A.	(1,091,638)	02/15/28	0.00%	1D P TONA	Monthly	19,534
Sanken Electric Co Ltd.	Barclays Bank PLC	(4,776,422)	05/12/27	(0.15)%	1D P TONA	Monthly	(22,519)
Sanken Electric Co Ltd.	BNP Paribas SA	(121,293)	03/24/27	(0.25)%	1D TONA	Monthly	2,170
Sankyo Co. Ltd.	Bank of America N.A.	(505,563)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,997)
Sankyo Co. Ltd.	Barclays Bank PLC	(674,791)	05/12/27	(0.15)%	1D P TONA	Monthly	(15,640)
Sanofi SA	UBS AG	(3,888,185)	09/03/29	0.00%	1D ESTR	Monthly	23,739
Sansan, Inc.	Bank of America N.A.	(1,444,399)	02/15/28	0.00%	1D P TONA	Monthly	(6,889)
Sansan, Inc.	Barclays Bank PLC	(2,145,923)	05/12/27	(0.15)%	1D P TONA	Monthly	69,582
Sanyo Denki Co. Ltd.	Barclays Bank PLC	(2,103,435)	05/12/27	(0.20)%	1D P TONA	Monthly	82,045
Sapiens International Corp NV	UBS AG	(428,998)	04/21/28	0.00%	1D OBFR01	Monthly	20,507
Sapporo Holdings Ltd.	Barclays Bank PLC	(1,412,350)	05/12/27	(0.20)%	1D P TONA	Monthly	5,676
Saputo, Inc.	Morgan Stanley & Co. International PLC	(15,030,669)	01/04/27	(0.20)%	CABROVER	Monthly	(93,681)
Saputo, Inc.	Morgan Stanley & Co. International PLC	(5,699,882)	01/06/27	(0.20)%	CABROVER	Monthly	(35,526)
Sartorius Stedim Biotech	Bank of America N.A.	(12,168,917)	02/15/28	(0.26)%	1D ESTR	Monthly	1,324,921
Sartorius Stedim Biotech	Bank of America N.A.	(197,560)	02/15/28	(0.26)%	1D ESTR	Monthly	21,510
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(1,726,916)	08/19/26	(0.18)%	1D ESTR	Monthly	188,022
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(2,265,106)	08/19/26	(0.18)%	1D ESTR	Monthly	246,619
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(3,298,009)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,990)
Sartorius Stedim Biotech	UBS AG	(3,806,346)	04/18/28	0.00%	1D ESTR	Monthly	414,426
Sartorius Stedim Biotech	UBS AG	(6,451,549)	09/03/29	0.00%	1D ESTR	Monthly	702,429
SBI Holdings, Inc.	Bank of America N.A.	(244,741)	03/15/28	(0.15)%	1D P TONA	Monthly	3,280
SBI Holdings, Inc.	Barclays Bank PLC	(10,965,992)	09/09/27	(0.15)%	1D P TONA	Monthly	430,858
SBI Holdings, Inc.	Citibank N.A.	(6,634,054)	02/26/26	(0.15)%	1D P TONA	Monthly	185,185
SBI Holdings, Inc.	Citibank N.A.	(4,750,680)	02/26/26	(0.15)%	1D P TONA	Monthly	185,208
SBI Sumishin Net Bank Ltd.	Citibank N.A.	(2,794,666)	02/26/26	0.00%	1D P TONA	Monthly	44,260
SBO AG	Barclays Bank PLC	(25,465)	12/10/26	(1.00)%	1D ESTR	Monthly	348
Scandinavian Tobacco Group A/S	Bank of America N.A.	(990,569)	02/15/28	(0.26)%	1W CIBOR	Monthly	(1,157)
Scandinavian Tobacco Group A/S	Barclays Bank PLC	(1,804,827)	02/18/26	(0.26)%	DESTR	Monthly	(2,108)
Scandinavian Tobacco Group A/S	BNP Paribas SA	(2,651,713)	06/17/26	(0.25)%	DESTR	Monthly	(2,402)
Scatec ASA	BNP Paribas SA	(493,388)	03/17/27	(0.25)%	NOWA	Monthly	(20,689)
Scatec ASA	SG Americas Securities LLC	(1,428,571)	12/08/25	(0.29)%	NOWA	Monthly	(86,057)
Scentre Group	BNP Paribas SA	(226,257)	09/07/26	0.00%	1D AONIA	Monthly	2,094
Schlumberger NV	BNP Paribas SA	(189,218)	04/16/26	0.05%	1D OBFR01	Monthly	9,706
Schneider Electric SE	Barclays Bank PLC	(17,216,419)	12/10/26	(0.26)%	1D ESTR	Monthly	465,252
Schneider Electric SE	Morgan Stanley & Co. International PLC	(24,504,486)	01/04/27	(0.26)%	1D ESTR	Monthly	534,799
Schneider Electric SE	UBS AG	(3,391,466)	09/03/29	0.00%	1D ESTR	Monthly	152,410
Schneider National, Inc., Class B	Goldman Sachs Bank USA	(5,563,206)	08/19/26	(0.15)%	1D FEDL01	Monthly	141,907
Schott Pharma AG & Co. KGaA	Barclays Bank PLC	(1,315,976)	12/10/26	(0.65)%	1D ESTR	Monthly	53,391
Schott Pharma AG & Co. KGaA	SG Americas Securities LLC	(110,133)	12/08/25	(0.55)%	1D ESTR	Monthly	7,790
Schouw & Co A/S	Bank of America N.A.	(24,795)	02/15/28	(0.26)%	1W CIBOR	Monthly	(164)
Schroders PLC	Barclays Bank PLC	(1,417,278)	08/17/26	(0.25)%	1D SONIA	Monthly	43,029
Schroders PLC	SG Americas Securities LLC	(18,565,868)	12/08/25	(0.25)%	1D SONIA	Monthly	(581,155)
Scout24 SE	Citibank N.A.	(684,199)	06/25/26	0.00%	1D ESTR	Monthly	(1,784)
Scout24 SE	UBS AG	(853,196)	09/03/29	0.00%	1D ESTR	Monthly	2,033
SCREEN Holdings Co. Ltd.	Barclays Bank PLC	(8,683,841)	05/12/27	(0.20)%	1D P TONA	Monthly	(92,273)
SCREEN Holdings Co. Ltd.	Barclays Bank PLC	(585,084)	09/09/27	(0.20)%	1D P TONA	Monthly	7,811
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	(2,646,313)	12/08/25	(0.25)%	1D P TONA	Monthly	56,384
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	$ (2,789,788)	12/08/25	(0.25)%	1D P TONA	Monthly	$ 59,441
SCSK Corp.	Bank of America N.A.	(1,472,964)	02/15/28	0.00%	1D P TONA	Monthly	(176,126)
SCSK Corp.	Bank of America N.A.	(1,019,958)	03/15/28	0.00%	1D P TONA	Monthly	(121,959)
SCSK Corp.	Barclays Bank PLC	(5,465,710)	05/12/27	(0.17)%	1D P TONA	Monthly	(349,665)
SCSK Corp.	Barclays Bank PLC	(12,551,538)	09/09/27	(0.17)%	1D P TONA	Monthly	(802,977)
SCSK Corp.	Morgan Stanley & Co. International PLC	(941,658)	01/06/27	(0.25)%	1D P TONA	Monthly	(60,242)
SCSK Corp.	Morgan Stanley & Co. International PLC	(38,017)	01/07/27	(0.25)%	1D P TONA	Monthly	(2,432)
SCSK Corp.	SG Americas Securities LLC	(214,493)	12/08/25	(1.25)%	1D P TONA	Monthly	(21,980)
Seacoast Banking Corp. of Florida	UBS AG	(443,265)	04/21/28	0.00%	1D OBFR01	Monthly	8,012
Seagate Technology Holdings PLC	SG Americas Securities LLC	(19,643,480)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,609,080)
Sealed Air Corp.	Morgan Stanley & Co. International PLC	(10,306,214)	01/06/27	(0.15)%	1D FEDL01	Monthly	668,422
SEB SA	Morgan Stanley & Co. International PLC	(11,307,733)	01/04/27	(0.26)%	1D ESTR	Monthly	1,280,167
Sectra AB	Morgan Stanley & Co. International PLC	(2,540,015)	01/04/27	(0.26)%	1D STIBOR	Monthly	(20,785)
Sectra AB	UBS AG	(18,069)	04/24/28	0.00%	TN STIBOR	Monthly	13
Sega Sammy Holdings, Inc.	Bank of America N.A.	(2,486,959)	02/15/28	(0.15)%	1D P TONA	Monthly	(19,260)
Sega Sammy Holdings, Inc.	BNP Paribas SA	(26,371)	03/24/27	(0.25)%	1D TONA	Monthly	(204)
Seibu Holdings, Inc.	Bank of America N.A.	(1,003,414)	02/15/28	0.00%	1D P TONA	Monthly	(13,773)
Seibu Holdings, Inc.	Bank of America N.A.	(231,557)	03/15/28	(0.25)%	1D P TONA	Monthly	(3,178)
Seibu Holdings, Inc.	Barclays Bank PLC	(11,863,046)	05/12/27	(0.20)%	1D P TONA	Monthly	(203,474)
Seibu Holdings, Inc.	Barclays Bank PLC	(12,461,968)	09/09/27	(0.20)%	1D P TONA	Monthly	(213,747)
Seibu Holdings, Inc.	Citibank N.A.	(755,080)	02/26/26	(0.15)%	1D P TONA	Monthly	92,791
Seibu Holdings, Inc.	Citibank N.A.	(221,970)	02/26/26	(0.15)%	1D P TONA	Monthly	1,206
Seibu Holdings, Inc.	SG Americas Securities LLC	(1,607,125)	12/08/25	(0.25)%	1D P TONA	Monthly	251,807
Seibu Holdings, Inc.	SG Americas Securities LLC	(672,673)	12/08/25	(0.25)%	1D P TONA	Monthly	105,396
Seikitokyu Kogyo Co. Ltd.	Barclays Bank PLC	(64,406)	05/12/27	(0.20)%	1D P TONA	Monthly	(863)
Sekisui Chemical Co. Ltd.	Barclays Bank PLC	(13,692,228)	05/12/27	(0.19)%	1D P TONA	Monthly	(565,461)
Sekisui Chemical Co. Ltd.	Barclays Bank PLC	(13,844,926)	09/09/27	(0.19)%	1D P TONA	Monthly	(423,170)
Sekisui Chemical Co. Ltd.	Citibank N.A.	(3,276,871)	02/26/26	(0.21)%	1D P TONA	Monthly	(67,268)
Sekisui Chemical Co. Ltd.	Citibank N.A.	(1,646,536)	02/26/26	(0.18)%	1D P TONA	Monthly	(74,100)
Sekisui Chemical Co. Ltd.	SG Americas Securities LLC	(277,163)	12/08/25	(0.13)%	1D P TONA	Monthly	(5,563)
Sekisui House REIT, Inc.	Barclays Bank PLC	(773,242)	05/12/27	(0.15)%	1D P TONA	Monthly	(6,519)
Select Water Solutions, Inc.	UBS AG	(2,104,400)	04/21/28	0.00%	1D OBFR01	Monthly	(69,996)
Sembcorp Industries Ltd.	Bank of America N.A.	(8,657,617)	02/15/28	(0.30)%	SORA	Monthly	(132,484)
Sembcorp Industries Ltd.	Bank of America N.A.	(15,209,365)	02/15/28	(0.30)%	SORA	Monthly	(240,948)
Sembcorp Industries Ltd.	Barclays Bank PLC	(17,684,236)	02/22/27	(0.30)%	SORA	Monthly	291,930
Sembcorp Industries Ltd.	Barclays Bank PLC	(8,753,258)	09/09/27	(0.30)%	SORA	Monthly	144,512
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(5,273,657)	01/06/27	(0.35)%	SORA	Monthly	77,372
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(6,846,722)	01/07/27	(0.34)%	SORA	Monthly	110,400
Semler Scientific, Inc.	Barclays Bank PLC	(1,020,583)	12/23/25	(1.00)%	1D OBFR01	Monthly	109,778
Semler Scientific, Inc.	BNP Paribas SA	(1,146,449)	04/16/26	(1.11)%	1D OBFR01	Monthly	154,300
Semler Scientific, Inc.	Citibank N.A.	(274,906)	06/25/26	(1.28)%	1D OBFR01	Monthly	27,182
Semler Scientific, Inc.	Morgan Stanley & Co. International PLC	(5,024,543)	01/04/27	(1.28)%	1D FEDL01	Monthly	534,008
Semtech Corp.	BNP Paribas SA	(13,049,757)	04/16/26	(0.15)%	1D OBFR01	Monthly	(796,248)
Senior PLC	Morgan Stanley & Co. International PLC	(1,306,410)	01/04/27	(0.25)%	1D SONIA	Monthly	(42,746)
Senior PLC	SG Americas Securities LLC	(905,335)	12/08/25	(0.25)%	1D SONIA	Monthly	(78,937)
Senshu Ikeda Holdings, Inc.	Bank of America N.A.	(359,188)	02/15/28	(0.25)%	1D P TONA	Monthly	(3,892)
Senshu Ikeda Holdings, Inc.	Barclays Bank PLC	(397,354)	05/12/27	(0.20)%	1D P TONA	Monthly	648
Senshu Ikeda Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,280,939)	01/06/27	(0.25)%	1D P TONA	Monthly	9,946
Sensient Technologies Corp.	Barclays Bank PLC	(37,870,769)	12/23/25	(0.15)%	1D OBFR01	Monthly	(1,561,773)
Septeni Holdings Co. Ltd.	Bank of America N.A.	(485,324)	02/15/28	(1.35)%	1D P TONA	Monthly	(18,572)
Septeni Holdings Co. Ltd.	Barclays Bank PLC	(129,360)	05/12/27	(1.42)%	1D P TONA	Monthly	(5,266)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Septeni Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	$ (159,131)	02/10/26	(1.75)%	1D P TONA	Monthly	$ (8,052)
Septeni Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(670,756)	01/06/27	(1.72)%	1D P TONA	Monthly	(27,306)
Septeni Holdings Co. Ltd.	UBS AG	(85,595)	04/03/28	0.00%	1D P TONA	Monthly	(3,275)
Service Corp. International	Morgan Stanley & Co. International PLC	(14,761,954)	01/06/27	(0.15)%	1D FEDL01	Monthly	315,250
ServiceTitan, Inc.	Morgan Stanley & Co. International PLC	(384,322)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,280
ServiceTitan, Inc.	UBS AG	(389,847)	04/18/28	0.00%	1D OBFR01	Monthly	(12,803)
Severn Trent PLC	BNP Paribas SA	(719,223)	08/17/26	(0.25)%	1D SONIA	Monthly	18,613
Sezzle, Inc.	Barclays Bank PLC	(2,950,816)	12/23/25	(0.15)%	1D OBFR01	Monthly	(444,980)
Sezzle, Inc.	BNP Paribas SA	(6,990,234)	04/16/26	(0.15)%	1D OBFR01	Monthly	(1,128,337)
Sezzle, Inc.	UBS AG	(1,266,007)	04/21/28	0.00%	1D OBFR01	Monthly	(204,354)
SG Holdings Co. Ltd.	Bank of America N.A.	(2,931,991)	02/15/28	0.00%	1D P TONA	Monthly	(194,414)
SG Holdings Co. Ltd.	Bank of America N.A.	(5,267,803)	03/15/28	0.00%	1D P TONA	Monthly	(349,297)
SG Holdings Co. Ltd.	Barclays Bank PLC	(24,086,550)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,286,365)
SG Holdings Co. Ltd.	Barclays Bank PLC	(46,834,786)	09/09/27	(0.20)%	1D P TONA	Monthly	(2,473,210)
SG Holdings Co. Ltd.	BNP Paribas SA	(43,699)	03/24/27	(0.25)%	1D TONA	Monthly	(2,898)
SG Holdings Co. Ltd.	Goldman Sachs Bank USA	(432,828)	08/19/26	(0.25)%	1D P TONA	Monthly	(28,700)
SG Holdings Co. Ltd.	Goldman Sachs Bank USA	(708,547)	08/19/26	(0.25)%	1D P TONA	Monthly	(46,982)
SG Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(95,677)	01/06/27	(0.25)%	1D P TONA	Monthly	(5,282)
SG Holdings Co. Ltd.	SG Americas Securities LLC	(4,760,198)	12/08/25	(0.17)%	1D P TONA	Monthly	(346,559)
SG Holdings Co. Ltd.	SG Americas Securities LLC	(2,678,452)	12/08/25	(0.19)%	1D P TONA	Monthly	(195,001)
SG Holdings Co. Ltd.	UBS AG	(357,915)	04/18/28	0.00%	1D P TONA	Monthly	(23,733)
SG Holdings Co. Ltd.	UBS AG	(717,911)	09/03/29	0.00%	1D P TONA	Monthly	(47,603)
Shake Shack, Inc., Class A	BNP Paribas SA	(3,487,886)	04/16/26	(0.15)%	1D OBFR01	Monthly	424,029
SharkNinja, Inc.	Barclays Bank PLC	(6,493,156)	12/23/25	(0.15)%	1D OBFR01	Monthly	58,197
SharkNinja, Inc.	BNP Paribas SA	(7,358,938)	04/16/26	(0.15)%	1D OBFR01	Monthly	(295,767)
Shell PLC	Bank of America N.A.	(7,882,810)	02/15/28	(0.25)%	1D SONIA	Monthly	(232,214)
Shell PLC	Barclays Bank PLC	(8,454,819)	08/17/26	(0.25)%	1D SONIA	Monthly	(328,848)
Shell PLC	Morgan Stanley & Co. International PLC	(13,682,329)	01/27/27	(0.25)%	1D SONIA	Monthly	(459,755)
Shell PLC	SG Americas Securities LLC	(21,171,083)	12/08/25	(0.10)%	1D SONIA	Monthly	(381,628)
Shenandoah Telecommunications Co.	UBS AG	(2,503,399)	04/21/28	0.00%	1D OBFR01	Monthly	(10,243)
Sherwin-Williams Co.	Barclays Bank PLC	(2,336,052)	12/23/25	(0.15)%	1D OBFR01	Monthly	55,627
Shibaura Mechatronics Corp.	Bank of America N.A.	(271,842)	02/15/28	0.00%	1D P TONA	Monthly	4,419
Shift4 Payments, Inc., Class A	UBS AG	(7,303,689)	04/18/28	0.00%	1D OBFR01	Monthly	(7,560)
Shiga Bank Ltd.	Bank of America N.A.	(1,750,663)	02/15/28	(0.25)%	1D P TONA	Monthly	(16,391)
Shiga Bank Ltd.	Barclays Bank PLC	(4,957,287)	05/12/27	(0.20)%	1D P TONA	Monthly	(38,657)
Shiga Bank Ltd.	Citibank N.A.	(588,697)	02/26/26	(0.15)%	1D P TONA	Monthly	6,372
Shiga Bank Ltd.	Morgan Stanley & Co. International PLC	(2,562,619)	01/06/27	(0.25)%	1D P TONA	Monthly	(19,690)
Shikoku Electric Power Co., Inc.	Citibank N.A.	(137,041)	02/26/26	(0.15)%	1D P TONA	Monthly	3,901
Shimano, Inc.	Barclays Bank PLC	(4,516,659)	05/12/27	(0.20)%	1D P TONA	Monthly	479,951
Shimano, Inc.	Barclays Bank PLC	(2,922,049)	09/09/27	(0.20)%	1D P TONA	Monthly	187,152
Shin Nippon Biomedical Laboratories Ltd.	Bank of America N.A.	(885,001)	02/15/28	(0.25)%	1D P TONA	Monthly	(14,501)
Shin Nippon Biomedical Laboratories Ltd.	Barclays Bank PLC	(4,939,635)	05/12/27	(0.20)%	1D P TONA	Monthly	(125,013)
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(223,029)	09/09/27	(0.20)%	1D P TONA	Monthly	18,713
Shin-Etsu Chemical Co. Ltd.	Citibank N.A.	(7,614,627)	02/26/26	(0.16)%	1D P TONA	Monthly	601,696
Shin-Etsu Chemical Co. Ltd.	Citibank N.A.	(1,155,606)	02/26/26	(0.16)%	1D P TONA	Monthly	116,760
Shin-Etsu Polymer Co. Ltd.	Bank of America N.A.	(545,387)	02/15/28	(0.15)%	1D P TONA	Monthly	(20,190)
Shin-Etsu Polymer Co. Ltd.	Barclays Bank PLC	(117,945)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,310)
Shin-Etsu Polymer Co. Ltd.	BNP Paribas SA	(161,680)	03/24/27	(0.25)%	1D TONA	Monthly	(5,985)
Ship Healthcare Holdings, Inc.	Citibank N.A.	(447,218)	02/26/26	0.00%	1D P TONA	Monthly	4,871
Shiseido Co. Ltd.	BNP Paribas SA	(1,261,923)	09/09/26	(0.25)%	1D TONA	Monthly	6,997
Shoals Technologies Group, Inc., Class A	Barclays Bank PLC	(3,018,996)	12/23/25	(0.15)%	1D OBFR01	Monthly	306,931
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Shoals Technologies Group, Inc., Class A	Goldman Sachs Bank USA	$ (3,244,284)	08/19/26	(0.15)%	1D FEDL01	Monthly	$ 244,852
Shoals Technologies Group, Inc., Class A	SG Americas Securities LLC	(12,916,614)	12/08/25	(0.15)%	1D OBFR01	Monthly	734,541
Shochiku Co. Ltd.	Barclays Bank PLC	(4,630,697)	05/12/27	(0.20)%	1D P TONA	Monthly	(13,298)
Shochiku Co. Ltd.	BNP Paribas SA	(794,138)	03/24/27	(0.25)%	1D TONA	Monthly	22,964
Shochiku Co. Ltd.	JPMorgan Chase Bank N.A.	(113,793)	02/10/26	(0.75)%	1D P TONA	Monthly	3,625
Shochiku Co. Ltd.	Morgan Stanley & Co. International PLC	(135,172)	01/06/27	(0.81)%	1D P TONA	Monthly	(419)
Shoe Carnival, Inc.	Barclays Bank PLC	(1,231,757)	12/23/25	(0.15)%	1D OBFR01	Monthly	99,603
Shoei Co. Ltd.	Barclays Bank PLC	(4,660,352)	05/12/27	(0.20)%	1D P TONA	Monthly	(71,755)
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(2,721,265)	01/04/27	(0.20)%	CABROVER	Monthly	(14,862)
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(7,428,164)	01/06/27	(0.20)%	CABROVER	Monthly	(40,569)
Shore Bancshares, Inc.	Morgan Stanley & Co. International PLC	(202,346)	01/04/27	(0.15)%	1D FEDL01	Monthly	3,167
Shore Bancshares, Inc.	UBS AG	(142,955)	04/21/28	0.00%	1D OBFR01	Monthly	2,341
Shurgard Self Storage Ltd.	Barclays Bank PLC	(1,013,692)	12/10/26	(0.85)%	1D ESTR	Monthly	45,326
Shurgard Self Storage Ltd.	UBS AG	(1,282,994)	04/24/28	0.00%	1D ESTR	Monthly	57,367
Siegfried Holding AG, Registered Shares	Barclays Bank PLC	(8,846,622)	12/10/26	(0.26)%	SSARON	Monthly	(231,369)
Siegfried Holding AG, Registered Shares	Goldman Sachs Bank USA	(775,538)	08/19/26	(0.26)%	SSARON	Monthly	(14,038)
Siemens AG	BNP Paribas SA	(192,480)	03/24/27	(0.26)%	1D ESTR	Monthly	3,235
Siemens AG	UBS AG	(417,752)	09/03/29	0.00%	1D ESTR	Monthly	3,095
Siemens Healthineers AG	BNP Paribas SA	(7,137,225)	03/24/27	(0.26)%	1D ESTR	Monthly	231,713
SIF Holding NV	Goldman Sachs Bank USA	(91)	08/19/26	(0.25)%	1D ESTR	Monthly	4
Sigma Healthcare Ltd.	Bank of America N.A.	(2,335,742)	02/15/28	(0.30)%	1D AONIA	Monthly	(114,415)
Sigma Healthcare Ltd.	Bank of America N.A.	(2,400,661)	02/15/28	(0.30)%	1D AONIA	Monthly	(117,595)
Sigma Healthcare Ltd.	Barclays Bank PLC	(2,410,780)	05/12/27	(0.25)%	1D AONIA	Monthly	(90,702)
Sigma Healthcare Ltd.	Barclays Bank PLC	(5,630,461)	09/09/27	(0.25)%	1D AONIA	Monthly	(200,942)
Sigma Healthcare Ltd.	BNP Paribas SA	(3,130,832)	09/07/26	(0.50)%	1D AONIA	Monthly	(153,362)
Sigma Healthcare Ltd.	Citibank N.A.	(8,667)	02/25/26	(0.30)%	1D AONIA	Monthly	15
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(2,333,398)	02/10/26	(0.25)%	1D AONIA	Monthly	90,357
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(1,543,343)	02/10/26	(0.25)%	1D AONIA	Monthly	59,763
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	(5,798,806)	01/06/27	(0.30)%	1D AONIA	Monthly	(209,912)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	(1,348,809)	01/07/27	(0.30)%	1D AONIA	Monthly	(50,747)
Sigma Healthcare Ltd.	UBS AG	(1,967,097)	09/03/29	0.00%	1D AONIA	Monthly	(96,357)
SigmaRoc PLC	Bank of America N.A.	(25,230)	02/15/28	(0.50)%	1D SONIA	Monthly	(636)
SigmaRoc PLC	Barclays Bank PLC	(160,171)	12/10/26	(0.25)%	1D SONIA	Monthly	(2,873)
SigmaRoc PLC	BNP Paribas SA	(545,540)	03/17/27	(0.25)%	1D SONIA	Monthly	(13,746)
SigmaRoc PLC	Goldman Sachs Bank USA	(436,366)	08/19/26	(0.25)%	1D SONIA	Monthly	(10,995)
SigmaRoc PLC	Morgan Stanley & Co. International PLC	(1,098,864)	01/04/27	(0.25)%	1D SONIA	Monthly	(19,713)
SigmaRoc PLC	SG Americas Securities LLC	(1,234,242)	12/08/25	(0.25)%	1D SONIA	Monthly	(54,065)
Signify NV	Morgan Stanley & Co. International PLC	(22,367,564)	01/04/27	(0.26)%	1D ESTR	Monthly	1,925,077
Sika AG	Bank of America N.A.	(578,989)	02/15/28	0.00%	SSARON	Monthly	2,727
Silex Systems Ltd.	Bank of America N.A.	(241,481)	02/15/28	0.00%	1D AONIA	Monthly	4,224
Silex Systems Ltd.	Barclays Bank PLC	(156,135)	05/12/27	(1.68)%	1D AONIA	Monthly	2,370
Silex Systems Ltd.	Goldman Sachs Bank USA	(235,584)	08/19/26	(1.76)%	1D AONIA	Monthly	4,121
Silex Systems Ltd.	JPMorgan Chase Bank N.A.	(749)	02/10/26	(2.25)%	1D AONIA	Monthly	(5)
Silex Systems Ltd.	Morgan Stanley & Co. International PLC	(226,629)	01/06/27	(1.63)%	1D AONIA	Monthly	3,441
Silex Systems Ltd.	UBS AG	(263,130)	04/03/28	0.00%	1D AONIA	Monthly	4,603
SimilarWeb Ltd.	Bank of America N.A.	(873,046)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,035)
SimilarWeb Ltd.	Barclays Bank PLC	(182,330)	12/23/25	(0.15)%	1D OBFR01	Monthly	12,588
Simplex Holdings, Inc.	Bank of America N.A.	(215,855)	02/15/28	0.00%	1D P TONA	Monthly	(17,607)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Simplex Holdings, Inc.	BNP Paribas SA	$ (3,526,475)	03/24/27	(0.15)%	1D TONA	Monthly	$ (287,645)
Simply Good Foods Co.	BNP Paribas SA	(13,906,623)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,093,685
Simply Good Foods Co.	SG Americas Securities LLC	(7,696,922)	12/08/25	(0.15)%	1D OBFR01	Monthly	349,817
Simpson Manufacturing Co., Inc.	SG Americas Securities LLC	(8,031,651)	12/08/25	(0.15)%	1D OBFR01	Monthly	(829,141)
Sinfonia Technology Co. Ltd.	Barclays Bank PLC	(24,690)	05/12/27	(0.20)%	1D P TONA	Monthly	(432)
Sinfonia Technology Co. Ltd.	Citibank N.A.	(131,821)	02/26/26	(0.15)%	1D P TONA	Monthly	(69)
Sino Land Co. Ltd.	UBS AG	(88,459)	09/03/29	0.00%	HONIA	Monthly	(3,757)
Sirius Real Estate Ltd.	BNP Paribas SA	(3,353,733)	03/17/27	(0.25)%	1D SONIA	Monthly	(184,807)
Sirius Real Estate Ltd.	SG Americas Securities LLC	(7,147,115)	12/08/25	(0.25)%	1D SONIA	Monthly	(659,101)
SiriusPoint Ltd.	UBS AG	(3,116,292)	04/21/28	0.00%	1D OBFR01	Monthly	(208,544)
SITE Centers Corp.	UBS AG	(890,439)	04/21/28	0.00%	1D OBFR01	Monthly	25,662
SiTime Corp.	Bank of America N.A.	(1,830,427)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,703
Skandinaviska Enskilda Banken AB, Class A	Bank of America N.A.	(30,999,806)	02/15/28	(0.26)%	1D STIBOR	Monthly	(1,230,715)
Skandinaviska Enskilda Banken AB, Class A	Bank of America N.A.	(2,352,783)	02/15/28	(0.26)%	1D STIBOR	Monthly	(93,407)
Skandinaviska Enskilda Banken AB, Class A	BNP Paribas SA	(2,696,339)	08/17/26	(0.25)%	1D STIBOR	Monthly	(91,025)
Skandinaviska Enskilda Banken AB, Class A	SG Americas Securities LLC	(15,112,034)	12/08/25	(0.26)%	1D STIBOR	Monthly	(538,057)
Skandinaviska Enskilda Banken AB, Class A	UBS AG	(5,479,758)	09/03/29	0.00%	TN STIBOR	Monthly	(177,622)
Skeena Resources Ltd.	Bank of America N.A.	(2,947,962)	02/15/28	(2.01)%	CABROVER	Monthly	400,986
Skeena Resources Ltd.	BNP Paribas SA	(1,776,638)	05/18/26	(0.20)%	CABROVER	Monthly	241,661
Skeena Resources Ltd.	Goldman Sachs Bank USA	(3,334,727)	08/19/26	(0.35)%	1D CORRA	Monthly	453,594
Skeena Resources Ltd.	Morgan Stanley & Co. International PLC	(987,596)	01/04/27	(0.20)%	CABROVER	Monthly	144,421
SLM Corp.	SG Americas Securities LLC	(5,886,889)	12/08/25	(0.14)%	1D OBFR01	Monthly	339,601
SMA Solar Technology AG	Barclays Bank PLC	(162)	08/17/26	(0.26)%	1D ESTR	Monthly	2
SMA Solar Technology AG	Barclays Bank PLC	(93)	12/10/26	(0.26)%	1D ESTR	Monthly	1
Smith Douglas Homes Corp.	Bank of America N.A.	(61,724)	02/15/28	(0.15)%	1D OBFR01	Monthly	776
Smith Douglas Homes Corp.	UBS AG	(2,607,931)	04/21/28	0.00%	1D OBFR01	Monthly	32,804
SMS Co. Ltd.	Barclays Bank PLC	(402,801)	05/12/27	(0.15)%	1D P TONA	Monthly	(3,642)
Smurfit WestRock PLC	BNP Paribas SA	(202,529)	04/16/26	(0.15)%	1D OBFR01	Monthly	12,716
Snap, Inc., Class A	UBS AG	(2,656,561)	04/18/28	0.00%	1D OBFR01	Monthly	14,011
Societe BIC SA	Bank of America N.A.	(4,466,352)	02/15/28	(0.26)%	1D ESTR	Monthly	43,168
Socionext, Inc.	Barclays Bank PLC	(23,338,261)	05/12/27	(0.20)%	1D P TONA	Monthly	(688,884)
Socionext, Inc.	Barclays Bank PLC	(19,783,686)	09/09/27	(0.20)%	1D P TONA	Monthly	(619,600)
Socionext, Inc.	SG Americas Securities LLC	(297,669)	12/08/25	(0.25)%	1D P TONA	Monthly	(22,693)
Sodexo SA	Morgan Stanley & Co. International PLC	(2,593,212)	01/04/27	(0.26)%	1D ESTR	Monthly	11,648
Sodexo SA	UBS AG	(1,649,033)	04/18/28	0.00%	1D ESTR	Monthly	(39,358)
SoFi Technologies, Inc.	Bank of America N.A.	(4,053,601)	02/15/28	(0.15)%	1D OBFR01	Monthly	(313,303)
Sofina SA	Bank of America N.A.	(3,574,902)	02/15/28	(0.26)%	1D ESTR	Monthly	14,153
Sofina SA	BNP Paribas SA	(9,427,903)	08/17/26	(0.26)%	1D ESTR	Monthly	44,650
Sofina SA	SG Americas Securities LLC	(3,982,823)	12/08/25	(0.26)%	1D ESTR	Monthly	(77,680)
SoftBank Group Corp.	Bank of America N.A.	(7,203,362)	03/15/28	(0.15)%	1D P TONA	Monthly	(722,695)
SoftBank Group Corp.	Barclays Bank PLC	(20,750,671)	05/12/27	(0.20)%	1D P TONA	Monthly	72,672
SoftBank Group Corp.	Barclays Bank PLC	(17,363,296)	09/09/27	(0.20)%	1D P TONA	Monthly	52,726
SoftBank Group Corp.	Citibank N.A.	(8,011,472)	02/26/26	(0.15)%	1D P TONA	Monthly	24,328
Softwareone Holding AG	Bank of America N.A.	(161,013)	02/15/28	(0.26)%	NOWA	Monthly	11,487
Softwareone Holding AG	BNP Paribas SA	(854,012)	03/17/27	(0.26)%	SSARON	Monthly	35,119
Soho House & Co., Inc.	Barclays Bank PLC	(152,578)	12/23/25	(0.15)%	1D OBFR01	Monthly	717
Soho House & Co., Inc.	SG Americas Securities LLC	(318,934)	12/08/25	(0.50)%	1D OBFR01	Monthly	50,336
Solaria Energia y Medio Ambiente SA	Barclays Bank PLC	(8,604,906)	12/10/26	(0.26)%	1D ESTR	Monthly	32,577
Solaria Energia y Medio Ambiente SA	Goldman Sachs Bank USA	(301,468)	08/19/26	(0.26)%	1D ESTR	Monthly	(32,688)
Solaris Energy Infrastructure, Inc., Class A	Goldman Sachs Bank USA	(418,349)	08/18/26	(0.15)%	1D FEDL01	Monthly	(31,386)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Solaris Energy Infrastructure, Inc., Class A	Morgan Stanley & Co. International PLC	$ (1,196,499)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ (186,226)
Solaris Energy Infrastructure, Inc., Class A	SG Americas Securities LLC	(7,669,836)	12/08/25	(0.13)%	1D OBFR01	Monthly	(47,243)
Somnigroup International, Inc.	Morgan Stanley & Co. International PLC	(44,236,050)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,387,308
Sonoco Products Co.	SG Americas Securities LLC	(21,672,330)	12/08/25	(0.15)%	1D OBFR01	Monthly	689,045
Sonoco Products Co.	UBS AG	(4,983,864)	04/21/28	0.00%	1D OBFR01	Monthly	26,164
Sopra Steria Group	Bank of America N.A.	(4,089,761)	02/15/28	(0.26)%	1D ESTR	Monthly	190,669
Sopra Steria Group	Goldman Sachs Bank USA	(806,933)	08/19/26	(0.18)%	1D ESTR	Monthly	44,395
Sopra Steria Group	Morgan Stanley & Co. International PLC	(9,411,609)	01/04/27	(0.26)%	1D ESTR	Monthly	343,677
SOSiLA Logistics REIT, Inc.	Bank of America N.A.	(185,273)	02/15/28	(2.35)%	1D P TONA	Monthly	(601)
SOSiLA Logistics REIT, Inc.	Barclays Bank PLC	(218,105)	05/12/27	(0.15)%	1D P TONA	Monthly	(5,099)
SOSiLA Logistics REIT, Inc.	Goldman Sachs Bank USA	(930,239)	08/19/26	(0.25)%	1D P TONA	Monthly	(3,018)
Sotera Health Co.	SG Americas Securities LLC	(10,281,396)	12/08/25	(0.15)%	1D OBFR01	Monthly	88,709
Sotetsu Holdings, Inc.	Bank of America N.A.	(1,283,118)	02/15/28	(0.15)%	1D P TONA	Monthly	(40,175)
Sotetsu Holdings, Inc.	Barclays Bank PLC	(2,903,842)	05/12/27	(0.16)%	1D P TONA	Monthly	(74,357)
SoundHound AI, Inc.	SG Americas Securities LLC	(2,396,026)	12/08/25	(0.50)%	1D OBFR01	Monthly	448,666
SoundHound AI, Inc.	UBS AG	(281,630)	04/21/28	0.00%	1D OBFR01	Monthly	24,175
SoundHound AI, Inc., Class A	Bank of America N.A.	(6,237,996)	02/15/28	(2.26)%	1D OBFR01	Monthly	535,474
SoundHound AI, Inc., Class A	Barclays Bank PLC	(5,047,029)	12/23/25	(1.25)%	1D OBFR01	Monthly	485,353
SoundHound AI, Inc., Class A	BNP Paribas SA	(404,246)	04/16/26	(1.51)%	1D OBFR01	Monthly	34,701
Southern Co.	Barclays Bank PLC	(8,023,286)	12/23/25	(0.15)%	1D OBFR01	Monthly	61,173
Southern Co.	UBS AG	(21,594,817)	04/18/28	0.00%	1D OBFR01	Monthly	(427,998)
SouthState Corp.	Barclays Bank PLC	(7,236,298)	12/23/25	(0.15)%	1D OBFR01	Monthly	307,552
SouthState Corp.	Goldman Sachs Bank USA	(123,339)	08/19/26	(0.15)%	1D FEDL01	Monthly	353
Spectris PLC	SG Americas Securities LLC	(19,950,801)	12/08/25	0.10%	1D SONIA	Monthly	19,796
Spectris PLC	SG Americas Securities LLC	(8,088,300)	12/08/25	0.10%	1D SONIA	Monthly	5,900
Spectris PLC	UBS AG	(22,042,086)	09/03/29	0.00%	1D SONIA	Monthly	(23,071)
Sphere Entertainment Co.	Barclays Bank PLC	(3,411,493)	12/23/25	(0.15)%	1D OBFR01	Monthly	251,752
Sphere Entertainment Co.	SG Americas Securities LLC	(9,459,455)	12/08/25	(0.15)%	1D OBFR01	Monthly	13,166
Spin Master Corp.	Morgan Stanley & Co. International PLC	(143,368)	01/04/27	(0.20)%	CABROVER	Monthly	(514)
Spirax Group PLC	BNP Paribas SA	(1,126,792)	03/22/27	(0.25)%	1D SONIA	Monthly	(53,699)
Spirax Group PLC	SG Americas Securities LLC	(3,671,160)	12/08/25	(0.25)%	1D SONIA	Monthly	(109,235)
Spirax Group PLC	SG Americas Securities LLC	(3,238,772)	12/08/25	(0.25)%	1D SONIA	Monthly	(96,369)
Spirax Group PLC	UBS AG	(880,072)	09/03/29	0.00%	1D SONIA	Monthly	(41,941)
Spire Healthcare Group PLC	SG Americas Securities LLC	(1,902,980)	12/08/25	(0.25)%	1D SONIA	Monthly	36,137
Spire, Inc.	Morgan Stanley & Co. International PLC	(5,200,406)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,974
Sprinklr, Inc., Class A	BNP Paribas SA	(8,762,148)	04/16/26	(0.15)%	1D OBFR01	Monthly	(387,057)
Square Enix Holdings Co. Ltd.	Bank of America N.A.	(51,533)	03/15/28	(0.15)%	1D P TONA	Monthly	(2,552)
Square Enix Holdings Co. Ltd.	Barclays Bank PLC	(7,206,300)	09/09/27	(0.15)%	1D P TONA	Monthly	(122,208)
Square Enix Holdings Co. Ltd.	Citibank N.A.	(211,078)	02/26/26	0.00%	1D P TONA	Monthly	1,499
Square Enix Holdings Co. Ltd.	Citibank N.A.	(86,422)	02/26/26	(0.15)%	1D P TONA	Monthly	(1,466)
Square Enix Holdings Co. Ltd.	SG Americas Securities LLC	(1,957,369)	12/08/25	(0.20)%	1D P TONA	Monthly	(43,774)
SSE PLC	JPMorgan Chase Bank N.A.	(7,317,969)	02/10/26	0.05%	1D SONIA	Monthly	56,442
SSP Group Plc	SG Americas Securities LLC	(10,206,838)	12/08/25	(0.10)%	1D SONIA	Monthly	700,284
SSR Mining, Inc.	Morgan Stanley & Co. International PLC	(1,056,249)	01/04/27	(0.20)%	CABROVER	Monthly	30,020
St Galler Kantonalbank AG, Registered Shares	Goldman Sachs Bank USA	(725,567)	08/19/26	(0.26)%	SSARON	Monthly	(2,356)
St Galler Kantonalbank AG, Registered Shares	Morgan Stanley & Co. International PLC	(899,724)	01/04/27	(0.26)%	SSARON	Monthly	5,227
St Joe Co.	Morgan Stanley & Co. International PLC	(2,367,874)	01/04/27	(0.15)%	1D FEDL01	Monthly	(3,757)
STAAR Surgical Co.	SG Americas Securities LLC	(1,223,811)	12/08/25	(0.15)%	1D OBFR01	Monthly	(72,734)
STAG Industrial, Inc.	SG Americas Securities LLC	(16,937,122)	12/08/25	(0.15)%	1D OBFR01	Monthly	955,511
Standard Chartered PLC	SG Americas Securities LLC	(1,033,192)	12/08/25	(0.25)%	1D SONIA	Monthly	(24,588)
Stanley Electric Co. Ltd.	Barclays Bank PLC	(3,811,623)	05/12/27	(0.15)%	1D P TONA	Monthly	(56,461)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Stanmore Resources Ltd.	Bank of America N.A.	$ (870,072)	02/15/28	(0.30)%	1D AONIA	Monthly	$ 1,026
Stanmore Resources Ltd.	Barclays Bank PLC	(379,063)	05/12/27	(0.25)%	1D AONIA	Monthly	48,947
Stanmore Resources Ltd.	Goldman Sachs Bank USA	(784,750)	08/19/26	(0.30)%	1D AONIA	Monthly	925
Starbucks Corp.	Barclays Bank PLC	(15,760,114)	12/23/25	(0.15)%	1D OBFR01	Monthly	949,211
Starbucks Corp.	UBS AG	(8,450,954)	04/18/28	0.00%	1D OBFR01	Monthly	399,984
Starts Corp., Inc.	Bank of America N.A.	(506,930)	02/15/28	(0.25)%	1D P TONA	Monthly	(1,058)
Starts Corp., Inc.	Barclays Bank PLC	(826,360)	05/12/27	(0.17)%	1D P TONA	Monthly	(11,215)
Starts Corp., Inc.	SG Americas Securities LLC	(29,659)	12/08/25	(0.25)%	1D P TONA	Monthly	(579)
Starts Corp., Inc.	UBS AG	(187,055)	04/03/28	0.00%	1D P TONA	Monthly	(3,441)
Starwood Property Trust, Inc.	SG Americas Securities LLC	(9,552,798)	12/08/25	(0.12)%	1D OBFR01	Monthly	576,581
Starwood Property Trust, Inc.	UBS AG	(17,880,578)	04/18/28	0.00%	1D OBFR01	Monthly	1,014,071
Steadfast Group Ltd.	Barclays Bank PLC	(3,419,663)	05/12/27	(0.39)%	1D AONIA	Monthly	(14,744)
Steadfast Group Ltd.	BNP Paribas SA	(7,373,409)	03/22/27	(0.25)%	1D AONIA	Monthly	19,335
Stella-Jones, Inc.	Goldman Sachs Bank USA	(4,768,269)	08/18/26	(0.20)%	1D CORRA	Monthly	37,135
Stellar Bancorp, Inc.	SG Americas Securities LLC	(184,743)	12/08/25	(0.15)%	1D OBFR01	Monthly	10,693
Stepan Co.	SG Americas Securities LLC	(3,976,147)	12/08/25	(0.14)%	1D OBFR01	Monthly	565,622
StepStone Group, Inc., Class A	Barclays Bank PLC	(87,037)	12/23/25	(0.15)%	1D OBFR01	Monthly	2,271
StepStone Group, Inc., Class A	SG Americas Securities LLC	(2,637,387)	12/08/25	(0.15)%	1D OBFR01	Monthly	(40,461)
Sterling Infrastructure, Inc.	Morgan Stanley & Co. International PLC	(1,501,430)	01/06/27	(0.15)%	1D FEDL01	Monthly	(158,698)
Stevanato Group SpA	Barclays Bank PLC	(2,675,841)	12/23/25	(0.38)%	1D OBFR01	Monthly	(22,936)
Stevanato Group SpA	BNP Paribas SA	(473,141)	04/16/26	(0.15)%	1D OBFR01	Monthly	18,453
Stockland	BNP Paribas SA	(3,331,248)	09/07/26	(0.25)%	1D AONIA	Monthly	(53,709)
Stora Enso OYJ	Barclays Bank PLC	(13,269,067)	08/17/26	(0.26)%	1D ESTR	Monthly	(415,243)
Stora Enso OYJ	UBS AG	(6,192,366)	04/18/28	0.00%	1D ESTR	Monthly	257,023
StorageVault Canada, Inc.	Bank of America N.A.	(254,070)	02/15/28	(0.20)%	CABROVER	Monthly	(29,316)
StorageVault Canada, Inc.	Goldman Sachs Bank USA	(580,893)	08/19/26	(0.20)%	1D CORRA	Monthly	(67,026)
Straumann Holding AG, Registered Shares	Barclays Bank PLC	(8,535,543)	12/11/26	(0.26)%	SSARON	Monthly	444,402
Straumann Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(4,342,706)	01/04/27	(0.26)%	SSARON	Monthly	226,103
Strauss Group Ltd.	Citibank N.A.	(390,853)	07/30/26	(0.55)%	SHIR	Monthly	4,021
Stryker Corp.	SG Americas Securities LLC	(29,266,909)	12/08/25	(0.08)%	1D OBFR01	Monthly	(240,859)
Suedzucker AG	Bank of America N.A.	(4,864,593)	02/15/28	0.00%	1D ESTR	Monthly	17,051
Suedzucker AG	Barclays Bank PLC	(398,015)	12/10/26	(0.79)%	1D ESTR	Monthly	9,119
Suedzucker AG	Citibank N.A.	(142,502)	06/25/26	0.00%	1D ESTR	Monthly	417
Suedzucker AG	Goldman Sachs Bank USA	(564,217)	08/19/26	(0.45)%	1D ESTR	Monthly	1,978
Suedzucker AG	Morgan Stanley & Co. International PLC	(689,248)	01/04/27	(0.56)%	1D ESTR	Monthly	15,791
Suedzucker AG	SG Americas Securities LLC	(536,597)	12/08/25	(0.70)%	1D ESTR	Monthly	54,107
SUESS MicroTec SE	BNP Paribas SA	(730,349)	03/24/27	(1.00)%	1D ESTR	Monthly	167,756
SUESS MicroTec SE	SG Americas Securities LLC	(712,227)	12/08/25	(0.26)%	1D ESTR	Monthly	171,673
Sulzer AG	UBS AG	(231,472)	04/02/30	0.00%	SSARON	Monthly	(9,427)
SUMCO Corp.	Barclays Bank PLC	(1,571,529)	05/12/27	(0.20)%	1D P TONA	Monthly	5,805
Sumitomo Electric Industries Ltd.	Bank of America N.A.	(1,166,975)	02/15/28	(0.15)%	1D P TONA	Monthly	(168,055)
Sumitomo Electric Industries Ltd.	Citibank N.A.	(293,628)	02/26/26	(0.15)%	1D P TONA	Monthly	(24,000)
Sumitomo Electric Industries Ltd.	Citibank N.A.	(589,844)	02/26/26	0.00%	1D P TONA	Monthly	(8,190)
Sumitomo Electric Industries Ltd.	SG Americas Securities LLC	(2,642,255)	12/08/25	(0.07)%	1D P TONA	Monthly	(385,137)
Sumitomo Electric Industries Ltd.	SG Americas Securities LLC	(1,624,337)	12/08/25	(0.23)%	1D P TONA	Monthly	(236,765)
Sumitomo Osaka Cement Co. Ltd.	Bank of America N.A.	(136,550)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,400)
Sumitomo Pharma Co. Ltd.	Bank of America N.A.	(200,101)	02/15/28	(0.25)%	1D P TONA	Monthly	(55,424)
Sumitomo Pharma Co. Ltd.	Barclays Bank PLC	(2,361,444)	05/12/27	(0.15)%	1D P TONA	Monthly	(593,009)
Sumitomo Warehouse Co. Ltd.	Barclays Bank PLC	(1,704,451)	05/12/27	(0.19)%	1D P TONA	Monthly	(19,142)
Sumitomo Warehouse Co. Ltd.	UBS AG	(163,693)	04/03/28	0.00%	1D P TONA	Monthly	(2,236)
Summit Hotel Properties, Inc.	Bank of America N.A.	(173,521)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,711
Summit Therapeutics, Inc.	Bank of America N.A.	(449,929)	02/15/28	(7.58)%	1D OBFR01	Monthly	(37,125)
Summit Therapeutics, Inc.	Barclays Bank PLC	(752,648)	12/23/25	(5.25)%	1D OBFR01	Monthly	4,821
Summit Therapeutics, Inc.	BNP Paribas SA	(103,018)	04/16/26	(5.85)%	1D OBFR01	Monthly	(8,500)
Summit Therapeutics, Inc.	Morgan Stanley & Co. International PLC	(2,835,534)	01/06/27	(5.43)%	1D FEDL01	Monthly	18,163
Summit Therapeutics, Inc.	SG Americas Securities LLC	(1,920,654)	12/08/25	(5.00)%	1D OBFR01	Monthly	(282,375)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Summit Therapeutics, Inc.	UBS AG	$ (423,011)	04/18/28	0.00%	1D OBFR01	Monthly	$ (34,904)
Sun Communities, Inc.	SG Americas Securities LLC	(2,686,288)	12/08/25	(0.15)%	1D OBFR01	Monthly	68,387
Sun Corp.	Bank of America N.A.	(206,001)	02/15/28	(0.25)%	1D P TONA	Monthly	(12,705)
Sun Corp.	Barclays Bank PLC	(1,492,335)	05/12/27	(0.18)%	1D P TONA	Monthly	(92,324)
Sun Corp.	Citibank N.A.	(462,162)	02/26/26	(0.15)%	1D P TONA	Monthly	(5,945)
Sun Corp.	Morgan Stanley & Co. International PLC	(406,141)	01/06/27	(0.26)%	1D P TONA	Monthly	(27,434)
Sun Corp.	UBS AG	(722,812)	04/03/28	0.00%	1D P TONA	Monthly	(44,578)
Sundrug Co. Ltd.	Bank of America N.A.	(1,557,857)	02/15/28	(0.15)%	1D P TONA	Monthly	25,519
Sundrug Co. Ltd.	Morgan Stanley & Co. International PLC	(867,483)	01/06/27	(0.25)%	1D P TONA	Monthly	19,806
Sundrug Co. Ltd.	SG Americas Securities LLC	(495,875)	12/08/25	(0.25)%	1D P TONA	Monthly	6,831
Sunrun, Inc.	Bank of America N.A.	(6,584,486)	02/15/28	(0.15)%	1D OBFR01	Monthly	282,138
Sunrun, Inc.	Morgan Stanley & Co. International PLC	(3,355,841)	01/04/27	(0.15)%	1D FEDL01	Monthly	81,465
Sunstone Hotel Investors, Inc.	Bank of America N.A.	(1,349,767)	02/15/28	(0.15)%	1D OBFR01	Monthly	24,238
Sunstone Hotel Investors, Inc.	Goldman Sachs Bank USA	(2,357,782)	08/18/26	(0.15)%	1D FEDL01	Monthly	42,340
Sunstone Hotel Investors, Inc.	SG Americas Securities LLC	(12,270,343)	12/08/25	(0.15)%	1D OBFR01	Monthly	327,573
Super Micro Computer, Inc.	SG Americas Securities LLC	(13,176,901)	12/08/25	(0.15)%	1D OBFR01	Monthly	(2,645,576)
Surgery Partners, Inc.	SG Americas Securities LLC	(10,688,153)	12/08/25	(0.15)%	1D OBFR01	Monthly	147,763
Suzuki Motor Corp.	Bank of America N.A.	(5,097,552)	02/15/28	0.00%	1D P TONA	Monthly	12,503
Suzuki Motor Corp.	Barclays Bank PLC	(34,743,750)	05/12/27	(0.20)%	1D P TONA	Monthly	(465,927)
Suzuki Motor Corp.	Barclays Bank PLC	(16,355,421)	09/09/27	(0.20)%	1D P TONA	Monthly	(219,332)
Suzuki Motor Corp.	SG Americas Securities LLC	(951,803)	12/08/25	(0.25)%	1D P TONA	Monthly	(820)
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(10,103,031)	02/15/28	(0.26)%	1D STIBOR	Monthly	155,167
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(1,022,705)	02/15/28	(0.26)%	1D STIBOR	Monthly	15,438
Svenska Cellulosa AB SCA, Class B	Morgan Stanley & Co. International PLC	(65,704)	01/04/27	(0.26)%	1D STIBOR	Monthly	(225)
Svenska Cellulosa AB SCA, Class B	SG Americas Securities LLC	(9,143,885)	12/08/25	(0.19)%	1D STIBOR	Monthly	10,192
Svenska Cellulosa AB SCA, Class B	UBS AG	(6,800,783)	04/18/28	0.00%	TN STIBOR	Monthly	102,657
SWCC Corp.	Barclays Bank PLC	(1,365,623)	05/12/27	(0.20)%	1D P TONA	Monthly	(95,082)
SWCC Corp.	BNP Paribas SA	(2,649,231)	03/24/27	(0.25)%	1D TONA	Monthly	(296,127)
SWCC Corp.	SG Americas Securities LLC	(128,276)	12/08/25	(0.15)%	1D P TONA	Monthly	(15,400)
SWCC Corp.	UBS AG	(102,308)	04/03/28	0.00%	1D P TONA	Monthly	(11,436)
Swedish Orphan Biovitrum AB	Citibank N.A.	(461,533)	07/06/26	(0.26)%	TN STIBOR	Monthly	8,859
Sweetgreen, Inc., Class A	Bank of America N.A.	(6,640,062)	02/15/28	(0.15)%	1D OBFR01	Monthly	61,293
Sweetgreen, Inc., Class A	UBS AG	(345,319)	04/21/28	0.00%	1D OBFR01	Monthly	3,188
Swiss Life Holding AG	SG Americas Securities LLC	(25,836,734)	12/08/25	0.02%	SSARON	Monthly	(1,149,935)
Swiss Life Holding AG	SG Americas Securities LLC	(26,694,724)	12/08/25	0.06%	SSARON	Monthly	(1,212,770)
Swiss Prime Site AG	Bank of America N.A.	(3,031,323)	02/15/28	(0.26)%	SSARON	Monthly	74,559
Swiss Prime Site AG	BNP Paribas SA	(2,114,280)	03/22/27	(0.26)%	SSARON	Monthly	58,044
Swiss Prime Site AG, Registered Shares	Morgan Stanley & Co. International PLC	(11,597,573)	01/04/27	(0.26)%	SSARON	Monthly	490,277
Swiss Re AG	BNP Paribas SA	(9,754,538)	08/17/26	(0.26)%	SSARON	Monthly	55,349
Swiss Re AG	UBS AG	(3,323,719)	04/18/28	0.00%	SSARON	Monthly	12,373
Swisscom AG, Registered Shares	Morgan Stanley & Co. International PLC	(26,582,998)	01/06/27	(0.26)%	SSARON	Monthly	(112,537)
Sydbank AS	Bank of America N.A.	(8,326,618)	02/15/28	(0.26)%	1W CIBOR	Monthly	(130,882)
Syensqo SA	SG Americas Securities LLC	(1,324,375)	12/08/25	(0.26)%	1D ESTR	Monthly	(12,591)
Syensqo SA	SG Americas Securities LLC	(2,478,138)	12/08/25	(0.26)%	1D ESTR	Monthly	8,369
Syensqo SA	UBS AG	(5,698,482)	09/03/29	0.00%	1D ESTR	Monthly	(55,015)
Sylvamo Corp.	SG Americas Securities LLC	(4,755,590)	12/08/25	(0.15)%	1D OBFR01	Monthly	530,603
Symbotic, Inc., Class A	Bank of America N.A.	(3,982,702)	02/15/28	(3.71)%	1D OBFR01	Monthly	(442,978)
Symbotic, Inc., Class A	Barclays Bank PLC	(2,080,777)	12/23/25	(1.75)%	1D OBFR01	Monthly	(191,651)
Symbotic, Inc., Class A	BNP Paribas SA	(3,079,478)	04/16/26	(2.78)%	1D OBFR01	Monthly	(342,517)
Synopsys, Inc.	SG Americas Securities LLC	(34,402,170)	12/08/25	(0.15)%	1D OBFR01	Monthly	(4,664,558)
Synopsys, Inc.	UBS AG	(544,213)	04/18/28	0.00%	1D OBFR01	Monthly	(48,082)
Taisei Corp.	Barclays Bank PLC	(1,581,068)	09/09/27	(0.15)%	1D P TONA	Monthly	(63,264)
Taiyo Holdings Co. Ltd.	Barclays Bank PLC	(1,368,700)	05/12/27	(0.15)%	1D P TONA	Monthly	(20,969)
Taiyo Holdings Co. Ltd.	Citibank N.A.	(406,673)	02/26/26	(0.15)%	1D P TONA	Monthly	7,143
Taiyo Yuden Co. Ltd.	Barclays Bank PLC	(153,564)	05/12/27	0.00%	1D P TONA	Monthly	2,230

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Takara Holdings, Inc.	Barclays Bank PLC	$ (12,991,556)	05/12/27	(0.15)%	1D P TONA	Monthly	$ (560,048)
Takara Leben Real Estate Investment Corp	Bank of America N.A.	(681,459)	02/15/28	0.00%	1D P TONA	Monthly	(16,404)
Takara Leben Real Estate Investment Corp.	Barclays Bank PLC	(2,684,338)	05/12/27	(0.18)%	1D P TONA	Monthly	(53,383)
Takara Leben Real Estate Investment Corp.	Morgan Stanley & Co. International PLC	(577,739)	01/06/27	(0.25)%	1D P TONA	Monthly	(8,916)
Takasago Thermal Engineering Co. Ltd.	Barclays Bank PLC	(175,525)	05/12/27	(0.20)%	1D P TONA	Monthly	851
Talanx AG	Bank of America N.A.	(755,895)	02/15/28	(0.26)%	1D ESTR	Monthly	(44,424)
Talos Energy, Inc.	Barclays Bank PLC	(4,529,034)	12/23/25	(0.15)%	1D OBFR01	Monthly	(69,926)
Tamarack Valley Energy Ltd.	Morgan Stanley & Co. International PLC	(2,159,077)	01/04/27	(0.20)%	CABROVER	Monthly	(148,463)
Tamburi Investment Partners SpA	BNP Paribas SA	(935,438)	03/17/27	(0.26)%	1D ESTR	Monthly	15,909
Tamburi Investment Partners SpA	Morgan Stanley & Co. International PLC	(166,216)	01/04/27	(0.26)%	1D ESTR	Monthly	3,242
Target Hospitality Corp.	Barclays Bank PLC	(120,097)	12/23/25	(0.15)%	1D OBFR01	Monthly	(796)
TBS Holdings, Inc.	Bank of America N.A.	(1,363,304)	02/15/28	(0.15)%	1D P TONA	Monthly	(34,696)
TBS Holdings, Inc.	Barclays Bank PLC	(4,161,513)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,883)
TBS Holdings, Inc.	Citibank N.A.	(493,720)	02/26/26	(0.15)%	1D P TONA	Monthly	3,597
TC Energy Corp.	Morgan Stanley & Co. International PLC	(610,862)	01/06/27	(0.20)%	CABROVER	Monthly	(13,447)
TeamViewer SE	Bank of America N.A.	(1,168,060)	02/15/28	(0.26)%	1D ESTR	Monthly	52,812
Tecan Group AG, Registered Shares	Barclays Bank PLC	(9,045,305)	12/10/26	(0.26)%	SSARON	Monthly	(249,610)
Technoprobe SpA	Bank of America N.A.	(1,927,058)	02/15/28	0.00%	1D ESTR	Monthly	85,893
Technoprobe SpA	BNP Paribas SA	(2,123,764)	03/17/27	(0.26)%	1D ESTR	Monthly	94,661
Technoprobe SpA	Goldman Sachs Bank USA	(605,515)	08/19/26	(0.26)%	1D ESTR	Monthly	26,989
Teleperformance SE	Bank of America N.A.	(3,626,241)	02/15/28	(0.26)%	1D ESTR	Monthly	56,993
Teleperformance SE	Citibank N.A.	(1,539,925)	06/25/26	(0.26)%	1D ESTR	Monthly	25,693
Telephone and Data Systems, Inc.	Barclays Bank PLC	(3,057,539)	12/23/25	(0.15)%	1D OBFR01	Monthly	(39,895)
Telia Co. AB	Bank of America N.A.	(1,683,522)	02/15/28	0.00%	1D STIBOR	Monthly	(72,786)
Telia Co. AB	Morgan Stanley & Co. International PLC	(466,501)	01/08/27	(0.26)%	1D STIBOR	Monthly	15,866
Telix Pharmaceuticals Ltd.	Barclays Bank PLC	(1,563,548)	05/12/27	(0.40)%	1D AONIA	Monthly	64,617
Telix Pharmaceuticals Ltd.	Citibank N.A.	(63,111)	02/25/26	(0.30)%	1D AONIA	Monthly	358
TELUS International CDA, Inc.	Morgan Stanley & Co. International PLC	(201,944)	01/04/27	(0.20)%	CABROVER	Monthly	7,216
Tempus AI, Inc.	Barclays Bank PLC	(1,301,615)	12/23/25	(1.38)%	1D OBFR01	Monthly	95,682
Tempus AI, Inc.	BNP Paribas SA	(2,354,422)	04/16/26	(1.27)%	1D OBFR01	Monthly	(29,488)
Tempus AI, Inc.	Morgan Stanley & Co. International PLC	(1,196,207)	01/06/27	(0.88)%	1D FEDL01	Monthly	74,932
Tempus AI, Inc.	UBS AG	(4,036,767)	04/18/28	0.00%	1D OBFR01	Monthly	(50,559)
Tennant Co.	Morgan Stanley & Co. International PLC	(5,330,465)	01/04/27	(0.15)%	1D FEDL01	Monthly	(110,076)
Teradyne, Inc.	UBS AG	(9,258,996)	04/18/28	0.00%	1D OBFR01	Monthly	(1,289,234)
Terna - Rete Elettrica Nazionale	Morgan Stanley & Co. International PLC	(10,836,989)	01/04/27	(0.26)%	1D ESTR	Monthly	194,862
Terna - Rete Elettrica Nazionale	Morgan Stanley & Co. International PLC	(22,862,166)	01/06/27	(0.26)%	1D ESTR	Monthly	411,090
Terna - Rete Elettrica Nazionale	SG Americas Securities LLC	(8,934,571)	12/08/25	(0.26)%	1D ESTR	Monthly	(43,148)
Terreno Realty Corp.	SG Americas Securities LLC	(10,012,705)	12/08/25	(0.15)%	1D OBFR01	Monthly	241,249
Terreno Realty Corp.	UBS AG	(4,019,970)	04/18/28	0.00%	1D OBFR01	Monthly	89,946
Tesco PLC	Bank of America N.A.	(3,388,728)	02/15/28	(0.25)%	1D SONIA	Monthly	(146,489)
Tesco PLC	Morgan Stanley & Co. International PLC	(18,055,536)	01/04/27	(0.25)%	1D SONIA	Monthly	29,372
Tesco PLC	Morgan Stanley & Co. International PLC	(10,378,675)	01/27/27	(0.25)%	1D SONIA	Monthly	10,790
Tetra Tech, Inc.	Barclays Bank PLC	(1,355,306)	12/23/25	(0.15)%	1D OBFR01	Monthly	48,721
Tetra Tech, Inc.	UBS AG	(6,614,710)	04/18/28	0.00%	1D OBFR01	Monthly	(14,435)
Teva Pharmaceutical Industries Ltd., ADR	BNP Paribas SA	(713,990)	04/16/26	(0.15)%	1D OBFR01	Monthly	46,952
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Texas Pacific Land Corp.	SG Americas Securities LLC	$ (4,089,605)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 306,153
Thermon Group Holdings, Inc.	Barclays Bank PLC	(1,129,743)	12/23/25	(0.15)%	1D OBFR01	Monthly	(29,935)
Thermon Group Holdings, Inc.	BNP Paribas SA	(1,666,129)	04/16/26	(0.15)%	1D OBFR01	Monthly	(41,050)
Thermon Group Holdings, Inc.	SG Americas Securities LLC	(256,570)	12/08/25	(0.15)%	1D OBFR01	Monthly	(637)
Thermon Group Holdings, Inc.	UBS AG	(549,875)	04/21/28	0.00%	1D OBFR01	Monthly	(13,548)
Thryv Holdings, Inc.	UBS AG	(2,930,171)	04/21/28	0.00%	1D OBFR01	Monthly	(309,650)
Thule Group AB	Bank of America N.A.	(5,032,868)	02/15/28	(0.26)%	1D STIBOR	Monthly	145,554
Thule Group AB	Barclays Bank PLC	(7,364,283)	01/18/27	(0.26)%	1D STIBOR	Monthly	(6,846)
Thule Group AB	UBS AG	(496,614)	04/24/28	0.00%	TN STIBOR	Monthly	15,202
Tidewater, Inc.	SG Americas Securities LLC	(8,281,294)	12/08/25	(0.15)%	1D OBFR01	Monthly	290,796
TietoEVRY Oyj	Barclays Bank PLC	(8,035,442)	12/10/26	(0.26)%	1D ESTR	Monthly	(352,589)
TietoEVRY Oyj	Goldman Sachs Bank USA	(561,439)	08/19/26	(0.26)%	1D ESTR	Monthly	46,933
Timee, Inc.	Barclays Bank PLC	(5,534,728)	05/12/27	(3.88)%	1D P TONA	Monthly	(38,512)
Timee, Inc.	Citibank N.A.	(319,145)	02/26/26	(4.50)%	1D P TONA	Monthly	9,964
TIS, Inc.	Bank of America N.A.	(1,089,241)	02/15/28	0.00%	1D P TONA	Monthly	(68,799)
TIS, Inc.	Bank of America N.A.	(822,182)	03/15/28	0.00%	1D P TONA	Monthly	(51,931)
TIS, Inc.	Barclays Bank PLC	(10,266,569)	05/12/27	(0.19)%	1D P TONA	Monthly	(525,850)
TIS, Inc.	Barclays Bank PLC	(9,725,192)	09/09/27	(0.19)%	1D P TONA	Monthly	(499,373)
TIS, Inc.	Citibank N.A.	(3,413,133)	02/26/26	(0.15)%	1D P TONA	Monthly	(124,790)
TIS, Inc.	Citibank N.A.	(3,238,191)	02/26/26	(0.15)%	1D P TONA	Monthly	(172,124)
TIS, Inc.	SG Americas Securities LLC	(218,495)	12/08/25	(0.09)%	1D P TONA	Monthly	(4,819)
TIS, Inc.	SG Americas Securities LLC	(390,169)	12/08/25	(0.25)%	1D P TONA	Monthly	(8,605)
TKC Corp.	Barclays Bank PLC	(170,512)	05/12/27	(0.20)%	1D P TONA	Monthly	(705)
TKH Group NV	Bank of America N.A.	(6,074,715)	02/15/28	(0.26)%	1D ESTR	Monthly	376,077
TKH Group NV	Barclays Bank PLC	(3,508,113)	12/10/26	(0.26)%	1D ESTR	Monthly	154,110
TKH Group NV	Goldman Sachs Bank USA	(1,149,553)	08/19/26	(0.26)%	1D ESTR	Monthly	71,657
TKO Group Holdings, Inc.	Citibank N.A.	(405,580)	02/24/28	(0.15)%	1D OBFR01	Monthly	(500)
Toho Bank Ltd.	Bank of America N.A.	(200,276)	02/15/28	0.00%	1D P TONA	Monthly	(8,625)
Toho Bank Ltd.	Barclays Bank PLC	(706,794)	05/12/27	(0.20)%	1D P TONA	Monthly	(36,776)
Toho Bank Ltd.	Goldman Sachs Bank USA	(734,812)	08/19/26	(0.25)%	1D P TONA	Monthly	(31,645)
Toho Co. Ltd.	Bank of America N.A.	(1,285,914)	02/15/28	0.00%	1D P TONA	Monthly	(190,467)
Toho Co. Ltd.	Barclays Bank PLC	(16,117,430)	05/12/27	(0.20)%	1D P TONA	Monthly	533,410
Toho Co. Ltd.	Barclays Bank PLC	(17,972,714)	09/09/27	(0.20)%	1D P TONA	Monthly	615,774
Toho Co. Ltd.	SG Americas Securities LLC	(8,661,145)	12/08/25	(0.18)%	1D P TONA	Monthly	(1,389,602)
Toho Co. Ltd.	SG Americas Securities LLC	(4,703,007)	12/08/25	(0.25)%	1D P TONA	Monthly	(754,554)
Toho Gas Co. Ltd.	Barclays Bank PLC	(3,028,366)	05/12/27	(0.16)%	1D P TONA	Monthly	(15,371)
Toho Holdings Co. Ltd.	Barclays Bank PLC	(170,620)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,867)
Toho Titanium Co. Ltd.	Barclays Bank PLC	(761,926)	05/12/27	(1.71)%	1D P TONA	Monthly	(56,730)
Toho Titanium Co. Ltd.	Citibank N.A.	(528,089)	02/26/26	(1.40)%	1D P TONA	Monthly	(28,851)
Toho Titanium Co. Ltd.	UBS AG	(653,416)	04/03/28	0.00%	1D P TONA	Monthly	(41,174)
Tokai Carbon Co. Ltd.	Citibank N.A.	(445,911)	02/26/26	(0.15)%	1D P TONA	Monthly	10,928
Token Corp.	Citibank N.A.	(249,378)	02/26/26	(0.15)%	1D P TONA	Monthly	9,186
Tokmanni Group Corp.	Morgan Stanley & Co. International PLC	(1,237,679)	01/04/27	(0.26)%	1D ESTR	Monthly	5,632
Tokmanni Group Corp.	SG Americas Securities LLC	(3,226,424)	12/08/25	(0.26)%	1D ESTR	Monthly	670,829
Tokuyama Corp.	Bank of America N.A.	(435,963)	02/15/28	0.00%	1D P TONA	Monthly	(7,321)
Tokuyama Corp.	Barclays Bank PLC	(7,237,333)	05/12/27	(0.20)%	1D P TONA	Monthly	(80,062)
Tokyo Electric Power Co Holdings, Inc.	Barclays Bank PLC	(1,950,423)	09/09/27	(0.20)%	1D P TONA	Monthly	(70,833)
Tokyo Electron Device Ltd.	Barclays Bank PLC	(1,954,785)	05/12/27	(0.20)%	1D P TONA	Monthly	(118,784)
Tokyo Gas Co. Ltd.	Citibank N.A.	(244,490)	02/26/26	(0.15)%	1D P TONA	Monthly	(10,024)
Tokyo Kiraboshi Financial Group, Inc.	Bank of America N.A.	(377,091)	02/15/28	(0.25)%	1D P TONA	Monthly	6,297
Tokyo Kiraboshi Financial Group, Inc.	Barclays Bank PLC	(496,931)	05/12/27	(0.20)%	1D P TONA	Monthly	9,725
Tokyo Kiraboshi Financial Group, Inc.	BNP Paribas SA	(196,821)	03/24/27	0.00%	1D TONA	Monthly	2,801
Tokyo Kiraboshi Financial Group, Inc.	Morgan Stanley & Co. International PLC	(30,451)	01/06/27	(0.25)%	1D P TONA	Monthly	270
Tokyo Metro Co. Ltd.	Barclays Bank PLC	(6,760,947)	05/12/27	(0.20)%	1D P TONA	Monthly	(54,456)
Tokyo Metro Co. Ltd.	Barclays Bank PLC	(12,825,096)	09/09/27	(0.20)%	1D P TONA	Monthly	(69,754)
Tokyo Metro Co. Ltd.	Morgan Stanley & Co. International PLC	(795,064)	01/06/27	(0.25)%	1D P TONA	Monthly	(6,622)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Tokyo Metro Co. Ltd.	Morgan Stanley & Co. International PLC	$ (318,453)	01/07/27	(0.25)%	1D P TONA	Monthly	$ (2,652)
Tokyo Ohka Kogyo Co. Ltd.	Bank of America N.A.	(2,790,810)	02/15/28	0.00%	1D P TONA	Monthly	(33,058)
Tokyo Ohka Kogyo Co. Ltd.	Bank of America N.A.	(1,345,328)	03/15/28	0.00%	1D P TONA	Monthly	(15,936)
Tokyo Ohka Kogyo Co. Ltd.	Barclays Bank PLC	(6,940,351)	05/12/27	(0.15)%	1D P TONA	Monthly	(260,376)
Tokyo Ohka Kogyo Co. Ltd.	Barclays Bank PLC	(16,137,834)	09/09/27	(0.15)%	1D P TONA	Monthly	(605,431)
Tokyo Seimitsu Co. Ltd.	Barclays Bank PLC	(260,777)	05/12/27	(0.20)%	1D P TONA	Monthly	(504)
Tokyo Steel Manufacturing Co. Ltd.	Bank of America N.A.	(3,374,844)	02/15/28	0.00%	1D P TONA	Monthly	163,912
Tokyo Steel Manufacturing Co. Ltd.	Barclays Bank PLC	(3,108,700)	05/12/27	(0.20)%	1D P TONA	Monthly	(50,208)
Tokyo Steel Manufacturing Co. Ltd.	SG Americas Securities LLC	(912,832)	12/08/25	(0.25)%	1D P TONA	Monthly	23,218
TOMONY Holdings, Inc.	Barclays Bank PLC	(215,995)	05/12/27	(0.15)%	1D P TONA	Monthly	941
TOMONY Holdings, Inc.	Citibank N.A.	(240,536)	02/26/26	(0.15)%	1D P TONA	Monthly	3,654
TOMONY Holdings, Inc.	Morgan Stanley & Co. International PLC	(139,950)	01/06/27	(0.25)%	1D P TONA	Monthly	892
Tootsie Roll Industries, Inc.	BNP Paribas SA	(1,272,583)	04/16/26	(0.15)%	1D OBFR01	Monthly	(114,858)
Tootsie Roll Industries, Inc.	Morgan Stanley & Co. International PLC	(1,206,885)	01/04/27	(0.15)%	1D FEDL01	Monthly	22,483
Tootsie Roll Industries, Inc.	SG Americas Securities LLC	(2,228,808)	12/08/25	(0.17)%	1D OBFR01	Monthly	(219,460)
TOPPAN Holdings, Inc.	Bank of America N.A.	(5,076,611)	02/15/28	0.00%	1D P TONA	Monthly	(286,085)
TOPPAN Holdings, Inc.	Bank of America N.A.	(637,765)	03/15/28	0.00%	1D P TONA	Monthly	(35,940)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(5,755,034)	05/12/27	(0.15)%	1D P TONA	Monthly	(235,556)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(4,030,854)	09/09/27	(0.15)%	1D P TONA	Monthly	(164,985)
TOPPAN Holdings, Inc.	BNP Paribas SA	(3,079,131)	09/09/26	(0.25)%	1D TONA	Monthly	(173,520)
TOPPAN Holdings, Inc.	BNP Paribas SA	(2,275,546)	03/24/27	(0.25)%	1D TONA	Monthly	(128,235)
TOPPAN Holdings, Inc.	Citibank N.A.	(3,528,795)	02/26/26	(0.16)%	1D P TONA	Monthly	(149,638)
TOPPAN Holdings, Inc.	Citibank N.A.	(2,560,382)	02/26/26	(0.16)%	1D P TONA	Monthly	(104,798)
TOPPAN Holdings, Inc.	SG Americas Securities LLC	(326,029)	12/08/25	(0.25)%	1D P TONA	Monthly	(13,518)
Toray Industries, Inc.	Barclays Bank PLC	(477,580)	05/12/27	0.00%	1D P TONA	Monthly	2,894
Toray Industries, Inc.	Barclays Bank PLC	(6,111,301)	09/09/27	(0.20)%	1D P TONA	Monthly	(349,627)
Toray Industries, Inc.	Citibank N.A.	(507,759)	02/26/26	0.00%	1D P TONA	Monthly	4,346
Toray Industries, Inc.	Citibank N.A.	(99,344)	02/26/26	0.00%	1D P TONA	Monthly	850
Toromont Industries Ltd.	Morgan Stanley & Co. International PLC	(5,239,269)	01/04/27	(0.20)%	CABROVER	Monthly	(350,014)
Toromont Industries Ltd.	Morgan Stanley & Co. International PLC	(14,581,807)	01/06/27	(0.20)%	CABROVER	Monthly	(987,884)
Toromont Industries Ltd.	SG Americas Securities LLC	(9,102)	12/08/25	(0.20)%	CABROVER	Monthly	(1,037)
Towa Corp.	Barclays Bank PLC	(2,007,389)	05/12/27	(4.40)%	1D P TONA	Monthly	(15,558)
Towne Bank/Portsmouth VA	Bank of America N.A.	(733,195)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,483)
Towne Bank/Portsmouth VA	Barclays Bank PLC	(2,584,894)	12/23/25	(0.15)%	1D OBFR01	Monthly	48,512
Towne Bank/Portsmouth VA	BNP Paribas SA	(203,196)	04/16/26	(0.15)%	1D OBFR01	Monthly	(1,519)
Towne Bank/Portsmouth VA	Goldman Sachs Bank USA	(714,836)	08/19/26	(0.15)%	1D FEDL01	Monthly	(5,345)
Towne Bank/Portsmouth VA	UBS AG	(1,384,785)	04/21/28	0.00%	1D OBFR01	Monthly	(10,355)
Toyo Seikan Group Holdings Ltd.	Barclays Bank PLC	(298,135)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,171)
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(1,530,703)	02/15/28	(0.25)%	1D P TONA	Monthly	(9,012)
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(2,228,777)	03/15/28	0.00%	1D P TONA	Monthly	(45,657)
Toyo Suisan Kaisha Ltd.	Barclays Bank PLC	(5,601,044)	05/12/27	(0.19)%	1D P TONA	Monthly	10,792
Toyo Suisan Kaisha Ltd.	Barclays Bank PLC	(9,979,461)	09/09/27	(0.19)%	1D P TONA	Monthly	19,228
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(3,157,971)	02/26/26	(0.15)%	1D P TONA	Monthly	(42,848)
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(6,056,567)	02/26/26	(0.15)%	1D P TONA	Monthly	82,983
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(2,986,854)	12/08/25	(0.21)%	1D P TONA	Monthly	(182,020)
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(1,294,705)	12/08/25	(0.25)%	1D P TONA	Monthly	(78,900)
Toyo Tanso Co. Ltd.	Barclays Bank PLC	(3,887,616)	05/12/27	(0.20)%	1D P TONA	Monthly	(44,743)
Toyo Tanso Co. Ltd.	Morgan Stanley & Co. International PLC	(1,458,119)	01/06/27	(0.25)%	1D P TONA	Monthly	(15,312)
Toyo Tanso Co. Ltd.	SG Americas Securities LLC	(1,250,353)	12/08/25	(0.25)%	1D P TONA	Monthly	(17,632)
Toyota Boshoku Corp.	Bank of America N.A.	(111,993)	02/15/28	(0.25)%	1D P TONA	Monthly	(3,112)
Toyota Boshoku Corp.	Barclays Bank PLC	(3,703,443)	05/12/27	(0.15)%	1D P TONA	Monthly	(69,446)
Toyota Tsusho Corp.	Barclays Bank PLC	(1,175,276)	05/12/27	(0.20)%	1D P TONA	Monthly	(64,606)
Toyota Tsusho Corp.	Citibank N.A.	(3,855,226)	02/26/26	(0.15)%	1D P TONA	Monthly	(17,972)
Toyota Tsusho Corp.	Citibank N.A.	(578,224)	02/26/26	0.00%	1D P TONA	Monthly	682
TPG Telecom Ltd.	Barclays Bank PLC	(539,288)	05/12/27	(0.40)%	1D AONIA	Monthly	6,169
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Trade Desk, Inc., Class A	Bank of America N.A.	$ (2,012,786)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (158,518)
Trade Desk, Inc., Class A	BNP Paribas SA	(734,967)	04/16/26	(0.15)%	1D OBFR01	Monthly	(21,151)
Tradeweb Markets, Inc., Class A	Morgan Stanley & Co. International PLC	(8,470,498)	01/06/27	(0.15)%	1D FEDL01	Monthly	(203,286)
Trane Technologies PLC	SG Americas Securities LLC	(4,076,889)	12/08/25	(0.15)%	1D OBFR01	Monthly	42,610
Transcat, Inc.	BNP Paribas SA	(3,505,427)	04/16/26	(0.15)%	1D OBFR01	Monthly	260,668
Transcat, Inc.	SG Americas Securities LLC	(866,828)	12/08/25	(0.24)%	1D OBFR01	Monthly	112,081
TransDigm Group, Inc.	Morgan Stanley & Co. International PLC	(28,938,372)	01/06/27	(0.15)%	1D FEDL01	Monthly	(663,725)
TransMedics Group, Inc.	Goldman Sachs Bank USA	(1,310,654)	08/18/26	(0.15)%	1D FEDL01	Monthly	(37,276)
Travel + Leisure Co.	SG Americas Securities LLC	(7,027,043)	12/08/25	(0.15)%	1D OBFR01	Monthly	(254,426)
Travis Perkins PLC	Bank of America N.A.	(2,182,728)	02/15/28	(0.25)%	1D SONIA	Monthly	83,211
TRE Holdings Corp.	Barclays Bank PLC	(1,614,009)	05/12/27	(0.15)%	1D P TONA	Monthly	16,992
TRE Holdings Corp.	Morgan Stanley & Co. International PLC	(280,988)	01/06/27	(0.25)%	1D P TONA	Monthly	3,012
Treasury Wine Estates Ltd.	Barclays Bank PLC	(7,874,003)	05/12/27	(0.25)%	1D AONIA	Monthly	514,000
Treasury Wine Estates Ltd.	BNP Paribas SA	(997,680)	03/22/27	(0.25)%	1D AONIA	Monthly	54,583
TreeHouse Foods, Inc.	Barclays Bank PLC	(4,049,779)	12/23/25	(0.15)%	1D OBFR01	Monthly	316,601
TreeHouse Foods, Inc.	Goldman Sachs Bank USA	(1,021,695)	08/19/26	(0.15)%	1D FEDL01	Monthly	(4,807)
TreeHouse Foods, Inc.	SG Americas Securities LLC	(422,205)	12/08/25	(0.15)%	1D OBFR01	Monthly	35,787
Trend Micro, Inc./Japan	Bank of America N.A.	(770,137)	02/15/28	0.00%	1D P TONA	Monthly	20,102
Trend Micro, Inc./Japan	Bank of America N.A.	(1,778,202)	03/15/28	(0.15)%	1D P TONA	Monthly	46,415
Trend Micro, Inc./Japan	Barclays Bank PLC	(1,718,773)	05/12/27	(0.20)%	1D P TONA	Monthly	17,475
Trend Micro, Inc./Japan	Barclays Bank PLC	(899,430)	09/09/27	(0.20)%	1D P TONA	Monthly	9,145
Trend Micro, Inc./Japan	SG Americas Securities LLC	(1,052,367)	12/08/25	(0.25)%	1D P TONA	Monthly	46,224
Trex Co., Inc.	SG Americas Securities LLC	(9,288,925)	12/08/25	(0.15)%	1D OBFR01	Monthly	(890,545)
Tri Chemical Laboratories, Inc.	Barclays Bank PLC	(12,045,706)	05/12/27	(0.20)%	1D P TONA	Monthly	(250,270)
Tri Chemical Laboratories, Inc.	Citibank N.A.	(411,202)	02/26/26	(0.20)%	1D P TONA	Monthly	2,321
Tri Chemical Laboratories, Inc.	Morgan Stanley & Co. International PLC	(1,098,999)	01/06/27	(0.25)%	1D P TONA	Monthly	(18,610)
Trigano SA	Morgan Stanley & Co. International PLC	(12,165,899)	01/04/27	(0.26)%	1D ESTR	Monthly	324,812
TriMas Corp.	Barclays Bank PLC	(3,548,982)	12/23/25	(0.15)%	1D OBFR01	Monthly	(567,399)
TriMas Corp.	UBS AG	(3,114,335)	04/21/28	0.00%	1D OBFR01	Monthly	(671,473)
TripAdvisor, Inc.	SG Americas Securities LLC	(11,023,387)	12/08/25	(0.15)%	1D OBFR01	Monthly	—
Tritax Big Box REIT PLC	UBS AG	(623,618)	04/18/28	0.00%	1D SONIA	Monthly	12,782
Triumph Financial, Inc.	Bank of America N.A.	(1,023,673)	02/15/28	(0.15)%	1D OBFR01	Monthly	89,438
Triumph Financial, Inc.	BNP Paribas SA	(1,343,862)	04/16/26	(0.15)%	1D OBFR01	Monthly	122,737
Triumph Financial, Inc.	Goldman Sachs Bank USA	(422,806)	08/19/26	(0.15)%	1D FEDL01	Monthly	36,940
Triumph Financial, Inc.	SG Americas Securities LLC	(4,841,798)	12/08/25	(0.15)%	1D OBFR01	Monthly	572,938
Trustmark Corp.	SG Americas Securities LLC	(220,092)	12/08/25	(0.15)%	1D OBFR01	Monthly	8,028
TRYT, Inc.	Morgan Stanley & Co. International PLC	(1,345,834)	01/06/27	(2.93)%	1D P TONA	Monthly	16,614
Tsuburaya Fields Holdings, Inc.	Bank of America N.A.	(2,678)	02/15/28	(5.85)%	1D P TONA	Monthly	(367)
Tsuburaya Fields Holdings, Inc.	Barclays Bank PLC	(2,336,923)	05/12/27	(3.58)%	1D P TONA	Monthly	(134,993)
Tsuburaya Fields Holdings, Inc.	BNP Paribas SA	(243,672)	03/24/27	(0.15)%	1D TONA	Monthly	(33,353)
Tsuburaya Fields Holdings, Inc.	Morgan Stanley & Co. International PLC	(438,893)	01/06/27	(2.13)%	1D P TONA	Monthly	(25,353)
Tsuburaya Fields Holdings, Inc.	UBS AG	(467,262)	04/03/28	0.00%	1D P TONA	Monthly	(63,956)
Tsumura & Co.	Bank of America N.A.	(264,983)	02/15/28	0.00%	1D P TONA	Monthly	1,038
TTM Technologies, Inc.	Bank of America N.A.	(554,955)	02/15/28	(0.15)%	1D OBFR01	Monthly	15,218
TUI AG	Bank of America N.A.	(3,714,657)	02/15/28	(0.26)%	1D ESTR	Monthly	(104,025)
TUI AG	Barclays Bank PLC	(6,818,832)	08/17/26	(0.26)%	1D ESTR	Monthly	(3,245)
TUI AG	BNP Paribas SA	(1,111,885)	03/24/27	(0.26)%	1D ESTR	Monthly	14,858
TUI AG	Morgan Stanley & Co. International PLC	(7,024,898)	01/06/27	(0.26)%	1D ESTR	Monthly	10,733
TUI AG	UBS AG	(2,927,146)	09/03/29	0.00%	1D ESTR	Monthly	(61,714)
Two Harbors Investment Corp.	Goldman Sachs Bank USA	(373,597)	08/18/26	(0.15)%	1D FEDL01	Monthly	10,429
Two Harbors Investment Corp.	SG Americas Securities LLC	(11,087,392)	12/08/25	(0.15)%	1D OBFR01	Monthly	621,148
Tyler Technologies, Inc.	UBS AG	(23,047,373)	04/18/28	0.00%	1D OBFR01	Monthly	(1,253,371)
Tyson Foods, Inc., Class A	BNP Paribas SA	(331,960)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,360

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
U.S. Physical Therapy, Inc.	SG Americas Securities LLC	$ (1,265,374)	12/08/25	(0.15)%	1D OBFR01	Monthly	$ 23,067
UBE Corp.	Bank of America N.A.	(1,541,509)	02/15/28	0.00%	1D P TONA	Monthly	(10,707)
UBE Corp.	Barclays Bank PLC	(10,955,572)	05/12/27	(0.20)%	1D P TONA	Monthly	(176,297)
UBE Corp.	SG Americas Securities LLC	(139,901)	12/08/25	(0.25)%	1D P TONA	Monthly	(2,462)
UBS Group AG, Registered Shares	SG Americas Securities LLC	(11,515,138)	12/08/25	0.10%	SSARON	Monthly	(639,425)
UCB SA	UBS AG	(184,269)	09/03/29	0.00%	1D ESTR	Monthly	2,072
Uchida Yoko Co. Ltd.	Citibank N.A.	(109,815)	02/26/26	(0.25)%	1D P TONA	Monthly	321
Uchida Yoko Co. Ltd.	Morgan Stanley & Co. International PLC	(189,306)	01/06/27	(0.25)%	1D P TONA	Monthly	(2,309)
UDR, Inc.	UBS AG	(9,062,127)	04/18/28	0.00%	1D OBFR01	Monthly	206,475
U-Haul Holding Co.	BNP Paribas SA	(1,944,958)	04/16/26	(0.15)%	1D OBFR01	Monthly	91,938
U-Haul Holding Co.	SG Americas Securities LLC	(7,383,591)	12/08/25	(0.15)%	1D OBFR01	Monthly	505,291
Ulta Beauty, Inc.	SG Americas Securities LLC	(7,634,832)	12/08/25	(0.15)%	1D OBFR01	Monthly	(85,168)
UMB Financial Corp.	Barclays Bank PLC	(7,720,560)	12/23/25	(0.15)%	1D OBFR01	Monthly	(95,219)
UMH Properties, Inc.	SG Americas Securities LLC	(5,350,386)	12/08/25	(0.15)%	1D OBFR01	Monthly	214,518
Under Armour, Inc., Class A	Barclays Bank PLC	(7,036,344)	12/23/25	(0.15)%	1D OBFR01	Monthly	547,271
UniCredit SpA	SG Americas Securities LLC	(11,603,105)	12/08/25	(0.26)%	1D ESTR	Monthly	(1,161,796)
Unilever PLC	Goldman Sachs Bank USA	(2,534,807)	08/19/26	0.04%	1D SONIA	Monthly	42,365
Unilever PLC	Goldman Sachs Bank USA	(808,391)	08/19/26	0.04%	1D SONIA	Monthly	13,511
Unilever PLC	Morgan Stanley & Co. International PLC	(13,246,642)	01/04/27	(0.25)%	1D SONIA	Monthly	160,363
Unilever PLC	SG Americas Securities LLC	(13,276,379)	12/08/25	(0.24)%	1D SONIA	Monthly	199,382
Unilever PLC	SG Americas Securities LLC	(13,253,002)	12/08/25	(0.21)%	1D SONIA	Monthly	264,022
Union Tool Co.	Bank of America N.A.	(707,688)	02/15/28	(0.25)%	1D P TONA	Monthly	(60,755)
Union Tool Co.	Barclays Bank PLC	(939,601)	05/12/27	(0.20)%	1D P TONA	Monthly	(71,068)
Union Tool Co.	BNP Paribas SA	(586,756)	03/24/27	(0.25)%	1D TONA	Monthly	(48,044)
Union Tool Co.	Morgan Stanley & Co. International PLC	(343,768)	01/06/27	(0.25)%	1D P TONA	Monthly	(15,395)
Union Tool Co.	UBS AG	(457,040)	04/03/28	0.00%	1D P TONA	Monthly	(44,118)
UNITE Group PLC/The	Bank of America N.A.	(2,610,875)	02/15/28	(0.25)%	1D SONIA	Monthly	180,495
United Overseas Bank Ltd.	Bank of America N.A.	(186,909)	02/15/28	(0.30)%	SORA	Monthly	3,542
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	(4,348,583)	01/06/27	(0.30)%	SORA	Monthly	108,937
United Overseas Bank Ltd.	SG Americas Securities LLC	(7,815,003)	12/08/25	(0.30)%	1D SIBOR	Monthly	91,402
United Parks & Resorts, Inc.	SG Americas Securities LLC	(4,916,903)	12/08/25	(0.15)%	1D OBFR01	Monthly	176,283
United Rentals, Inc.	BNP Paribas SA	(1,910,653)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2,678)
United States Cellular Corp.	Barclays Bank PLC	(7,150,947)	12/23/25	(0.15)%	1D OBFR01	Monthly	(335,682)
United States Cellular Corp.	BNP Paribas SA	(5,247,378)	04/16/26	(0.15)%	1D OBFR01	Monthly	(300,480)
Uniti Group, Inc.	Barclays Bank PLC	(2,413,000)	12/23/25	(0.15)%	1D OBFR01	Monthly	44,520
Uniti Group, Inc.	SG Americas Securities LLC	(6,584,466)	12/08/25	(0.15)%	1D OBFR01	Monthly	(1,499,168)
Unitil Corp.	Goldman Sachs Bank USA	(1,424,742)	08/18/26	(0.15)%	1D FEDL01	Monthly	(13,102)
Unity Software, Inc.	Morgan Stanley & Co. International PLC	(3,370,013)	01/06/27	(0.15)%	1D FEDL01	Monthly	71,543
Universal Logistics Holdings, Inc.	Bank of America N.A.	(214,630)	02/15/28	(0.15)%	1D OBFR01	Monthly	15,557
UPM-Kymmene OYJ	BNP Paribas SA	(13,825)	03/24/27	(0.26)%	1D ESTR	Monthly	970
UPM-Kymmene OYJ	UBS AG	(808,016)	09/03/29	0.00%	1D ESTR	Monthly	25,559
Uranium Energy Corp.	Barclays Bank PLC	(5,064,008)	12/23/25	(0.15)%	1D OBFR01	Monthly	(329,720)
Uranium Energy Corp.	SG Americas Securities LLC	(8,551,042)	12/08/25	(0.15)%	1D OBFR01	Monthly	(3,179,581)
Valley National Bancorp	Morgan Stanley & Co. International PLC	(7,400,615)	01/06/27	(0.15)%	1D FEDL01	Monthly	283,906
Valmet Oyj	SG Americas Securities LLC	(693)	12/08/25	(0.26)%	1D ESTR	Monthly	(137)
Valor Holdings Co. Ltd.	Barclays Bank PLC	(172,004)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,605)
Valor Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(3,440)	01/06/27	(0.25)%	1D P TONA	Monthly	(92)
Varonis Systems, Inc., Class B	Morgan Stanley & Co. International PLC	(691,835)	01/06/27	(0.15)%	1D FEDL01	Monthly	(8,106)
VAT Group AG	JPMorgan Chase Bank N.A.	(14,157,211)	02/10/26	(0.26)%	SSARON	Monthly	2,215,078
VAT Group AG	JPMorgan Chase Bank N.A.	(20,668,315)	02/10/26	(0.26)%	SSARON	Monthly	3,233,824
VAT Group AG	SG Americas Securities LLC	(700,346)	12/08/25	(0.26)%	SSARON	Monthly	109,578
VAT Group AG	UBS AG	(3,173,722)	04/18/28	0.00%	SSARON	Monthly	532,599
Vend Marketplaces ASA, Class A	Bank of America N.A.	(6,756,909)	02/15/28	(0.26)%	NOWA	Monthly	(915,381)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Venture Corp. Ltd	BNP Paribas SA	$ (1,126,602)	03/22/27	(0.30)%	SORA	Monthly	$ (62,714)
Venture Global, Inc., Class A	Barclays Bank PLC	(6,439,144)	12/23/25	(12.13)%	1D OBFR01	Monthly	(115,443)
Venture Global, Inc., Class A	Morgan Stanley & Co. International PLC	(1,087,693)	01/06/27	(10.58)%	1D FEDL01	Monthly	(19,500)
Veolia Environnement SA	Morgan Stanley & Co. International PLC	(4,839,248)	01/06/27	(0.26)%	1D ESTR	Monthly	145,649
Verbund AG	Barclays Bank PLC	(3,153,647)	08/17/26	(0.26)%	1D ESTR	Monthly	73,333
Verbund AG	Barclays Bank PLC	(2,415,415)	12/10/26	(0.26)%	1D ESTR	Monthly	56,166
Verbund AG	UBS AG	(477,327)	04/18/28	0.00%	1D ESTR	Monthly	(1,076)
Verbund AG	UBS AG	(2,038,203)	09/03/29	0.00%	1D ESTR	Monthly	(4,592)
Veris Residential, Inc.	UBS AG	(521,631)	04/21/28	0.00%	1D OBFR01	Monthly	19,792
Vertex Pharmaceuticals, Inc.	SG Americas Securities LLC	(7,527,836)	12/08/25	(0.15)%	1D OBFR01	Monthly	248,070
Vertex, Inc., Class A	Bank of America N.A.	(64,499)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,267
Vertex, Inc., Class A	Goldman Sachs Bank USA	(310,407)	08/18/26	(0.15)%	1D FEDL01	Monthly	15,725
Vertex, Inc., Class A	Morgan Stanley & Co. International PLC	(2,640,246)	01/06/27	(0.15)%	1D FEDL01	Monthly	161,419
Vertex, Inc., Class A	SG Americas Securities LLC	(5,176,282)	12/08/25	(0.15)%	1D OBFR01	Monthly	426,703
Vertiv Holdings Co., Class A	BNP Paribas SA	(3,049,552)	04/16/26	(0.15)%	1D OBFR01	Monthly	(56,533)
Vesuvius PLC	Morgan Stanley & Co. International PLC	(2,310,833)	01/04/27	(0.25)%	1D SONIA	Monthly	141,231
VGP NV	SG Americas Securities LLC	(1,062,996)	12/08/25	(0.26)%	1D ESTR	Monthly	(15,206)
VGP NV	UBS AG	(1,512,901)	04/24/28	0.00%	1D ESTR	Monthly	(66,072)
Viasat, Inc.	SG Americas Securities LLC	(2,270,321)	12/08/25	(0.15)%	1D OBFR01	Monthly	(90,128)
Viatris, Inc.	SG Americas Securities LLC	(2,621,585)	12/08/25	(0.15)%	1D OBFR01	Monthly	139,425
Vicat SACA	Bank of America N.A.	(550,289)	02/15/28	(0.26)%	1D ESTR	Monthly	49,017
Vicat SACA	Barclays Bank PLC	(3,714,464)	12/10/26	(0.26)%	1D ESTR	Monthly	194,425
Vicat SACA	Morgan Stanley & Co. International PLC	(2,691,119)	01/04/27	(0.26)%	1D ESTR	Monthly	133,275
Vicinity Ltd.	Barclays Bank PLC	(10,706,787)	05/12/27	(0.25)%	1D AONIA	Monthly	171,954
Vicinity Ltd.	Barclays Bank PLC	(5,642,229)	09/09/27	(0.25)%	1D AONIA	Monthly	90,616
Vicinity Ltd.	BNP Paribas SA	(9,626,873)	09/07/26	(0.25)%	1D AONIA	Monthly	192,499
Vicinity Ltd.	BNP Paribas SA	(9,524,445)	03/22/27	(0.25)%	1D AONIA	Monthly	190,451
Vicor Corp.	Morgan Stanley & Co. International PLC	(131,622)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,213
Vicor Corp.	UBS AG	(2,025,753)	04/21/28	0.00%	1D OBFR01	Monthly	94,213
Vidrala SA	Bank of America N.A.	(3,155,294)	02/15/28	(0.26)%	1D ESTR	Monthly	55,504
Vidrala SA	Goldman Sachs Bank USA	(1,132,116)	08/19/26	(0.26)%	1D ESTR	Monthly	20,881
Vidrala SA	UBS AG	(639,591)	04/24/28	0.00%	1D ESTR	Monthly	11,797
Vimian Group AB	BNP Paribas SA	(999,929)	11/17/25	(1.40)%	1D STIBOR	Monthly	224,922
Vimian Group AB	Goldman Sachs Bank USA	(583,798)	08/19/26	(1.41)%	1D STIBOR	Monthly	131,319
Vinci SA	Morgan Stanley & Co. International PLC	(3,595,734)	01/06/27	(0.26)%	1D ESTR	Monthly	94,816
Viridien	Morgan Stanley & Co. International PLC	(497,305)	01/04/27	(0.26)%	1D ESTR	Monthly	3,299
Viscofan SA	Bank of America N.A.	(1,768,366)	02/15/28	(0.26)%	1D ESTR	Monthly	(16,707)
Viscofan SA	UBS AG	(1,219,764)	04/24/28	0.00%	1D ESTR	Monthly	(11,524)
Vishay Intertechnology, Inc.	Bank of America N.A.	(1,516,748)	02/15/28	(0.15)%	1D OBFR01	Monthly	53,564
Vishay Intertechnology, Inc.	Barclays Bank PLC	(3,910,184)	12/23/25	(0.15)%	1D OBFR01	Monthly	252,198
Vishay Intertechnology, Inc.	Goldman Sachs Bank USA	(1,436,335)	08/19/26	(0.15)%	1D FEDL01	Monthly	50,724
Vishay Intertechnology, Inc.	SG Americas Securities LLC	(10,919,118)	12/08/25	(0.15)%	1D OBFR01	Monthly	604,170
Visional, Inc.	Bank of America N.A.	(6,227,540)	02/15/28	(0.25)%	1D P TONA	Monthly	(604,121)
Visional, Inc.	Barclays Bank PLC	(8,264,589)	05/12/27	(0.16)%	1D P TONA	Monthly	(591,557)
Vistry Group PLC	Barclays Bank PLC	(329,302)	08/17/26	(0.25)%	1D SONIA	Monthly	17,453
Vistry Group PLC	Barclays Bank PLC	(1,912,184)	12/10/26	(0.25)%	1D SONIA	Monthly	101,343
Vistry Group PLC	SG Americas Securities LLC	(2,118,711)	12/08/25	(0.25)%	1D SONIA	Monthly	122,063
Vistry Group PLC	SG Americas Securities LLC	(4,855,892)	12/08/25	(0.25)%	1D SONIA	Monthly	279,777
Vital Energy, Inc.	Barclays Bank PLC	(7,889,185)	12/23/25	(0.15)%	1D OBFR01	Monthly	(882,312)
Vital Farms, Inc.	Morgan Stanley & Co. International PLC	(1,017,342)	01/04/27	(0.15)%	1D FEDL01	Monthly	9,483
Vital Farms, Inc.	SG Americas Securities LLC	(3,929,641)	12/08/25	(0.13)%	1D OBFR01	Monthly	186,167
Vitec Software Group AB, B Shares	Barclays Bank PLC	(939,881)	01/18/27	(0.26)%	1D STIBOR	Monthly	2,211

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Vitec Software Group AB, B Shares	BNP Paribas SA	$ (2,589,567)	11/17/25	(0.25)%	1D STIBOR	Monthly	$ 44,982
Vitec Software Group AB, B Shares	Goldman Sachs Bank USA	(377,621)	08/19/26	(0.26)%	1D STIBOR	Monthly	7,313
Vitec Software Group AB, B Shares	Morgan Stanley & Co. International PLC	(323,384)	01/04/27	(0.26)%	1D STIBOR	Monthly	761
Viva Energy Group Ltd.	Barclays Bank PLC	(3,841,394)	05/12/27	(0.40)%	1D AONIA	Monthly	309,136
Viva Energy Group Ltd.	BNP Paribas SA	(2,621,597)	03/22/27	(0.25)%	1D AONIA	Monthly	186,082
Vivendi SE	Bank of America N.A.	(3,111,849)	02/15/28	(0.26)%	1D ESTR	Monthly	(361,661)
Vivendi SE	Barclays Bank PLC	(6,495,641)	12/10/26	0.00%	1D ESTR	Monthly	330,121
Volkswagen AG	Goldman Sachs Bank USA	(8,125,002)	08/19/26	0.00%	1D ESTR	Monthly	166,088
Volkswagen AG	SG Americas Securities LLC	(3,434,731)	12/08/25	(0.26)%	1D ESTR	Monthly	(13,846)
Volkswagen AG	SG Americas Securities LLC	(7,658,069)	12/08/25	(0.26)%	1D ESTR	Monthly	291,625
Volkswagen AG	UBS AG	(2,858,920)	09/03/29	0.00%	1D ESTR	Monthly	58,441
Volvo AB, B Shares	BNP Paribas SA	(2,437,837)	08/17/26	(0.25)%	1D STIBOR	Monthly	26,983
Vontobel Holding AG, Registered Shares	BNP Paribas SA	(149,375)	03/17/27	0.00%	SSARON	Monthly	412
Vornado Realty Trust	Bank of America N.A.	(5,353,127)	02/15/28	(0.15)%	1D OBFR01	Monthly	15,283
Vossloh AG	Bank of America N.A.	(1,364,757)	02/15/28	(0.26)%	1D ESTR	Monthly	29,723
Vossloh AG	Barclays Bank PLC	(490,183)	12/10/26	(0.26)%	1D ESTR	Monthly	4,993
Vossloh AG	BNP Paribas SA	(921,251)	03/24/27	(0.26)%	1D ESTR	Monthly	20,506
Vossloh AG	Morgan Stanley & Co. International PLC	(446,506)	01/04/27	(0.26)%	1D ESTR	Monthly	4,176
Vossloh AG	SG Americas Securities LLC	(1,199,425)	12/08/25	(0.26)%	1D ESTR	Monthly	4,152
Voyager Technologies, Inc.	BNP Paribas SA	(2,838,034)	04/16/26	(3.22)%	1D OBFR01	Monthly	172,342
VSE Corp.	Bank of America N.A.	(6,374,438)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,584,839)
VSE Corp.	Goldman Sachs Bank USA	(7,659,480)	08/19/26	(0.15)%	1D FEDL01	Monthly	(1,904,331)
VSE Corp.	SG Americas Securities LLC	(5,121,745)	12/08/25	(0.14)%	1D OBFR01	Monthly	(1,232,840)
W.R. Berkley Corp.	BNP Paribas SA	(322,172)	04/16/26	(0.15)%	1D OBFR01	Monthly	829
Wacker Chemie AG	Barclays Bank PLC	(781,556)	12/10/26	(1.40)%	1D ESTR	Monthly	32,483
Wacker Chemie AG	SG Americas Securities LLC	(3,381,215)	12/08/25	(1.23)%	1D ESTR	Monthly	155,153
Wacker Chemie AG	UBS AG	(9,101,643)	04/24/28	0.00%	1D ESTR	Monthly	534,414
Wacoal Holdings Corp.	Bank of America N.A.	(2,946,352)	02/15/28	0.00%	1D P TONA	Monthly	(252,114)
Wacoal Holdings Corp.	Barclays Bank PLC	(8,836,537)	05/12/27	(0.20)%	1D P TONA	Monthly	(751,632)
Wacoal Holdings Corp.	BNP Paribas SA	(83,006)	03/24/27	(0.15)%	1D TONA	Monthly	(7,346)
Wacoal Holdings Corp.	Citibank N.A.	(1,214,617)	02/26/26	(0.15)%	1D P TONA	Monthly	(53,927)
Wacoal Holdings Corp.	SG Americas Securities LLC	(1,185,304)	12/08/25	(0.25)%	1D P TONA	Monthly	(104,924)
WaFd, Inc.	SG Americas Securities LLC	(261,928)	12/08/25	(0.15)%	1D OBFR01	Monthly	5,571
Wallenstam AB	Bank of America N.A.	(6,091,085)	02/15/28	(0.26)%	1D STIBOR	Monthly	114,407
Wallenstam AB	Barclays Bank PLC	(3,570,684)	01/18/27	(0.26)%	1D STIBOR	Monthly	125,252
Warner Bros Discovery, Inc.	SG Americas Securities LLC	(2,947,416)	12/08/25	(0.15)%	1D OBFR01	Monthly	(32,244)
Warner Music Group Corp., Class A	Morgan Stanley & Co. International PLC	(4,331,814)	01/06/27	(0.15)%	1D FEDL01	Monthly	279,070
Warrior Met Coal, Inc.	Goldman Sachs Bank USA	(3,648,611)	08/19/26	(0.15)%	1D FEDL01	Monthly	(68,733)
Warrior Met Coal, Inc.	SG Americas Securities LLC	(8,925,506)	12/08/25	(0.15)%	1D OBFR01	Monthly	(441,171)
Waste Connections, Inc.	Morgan Stanley & Co. International PLC	(370,662)	01/04/27	(0.20)%	CABROVER	Monthly	(7)
WaVe Life Sciences Ltd.	SG Americas Securities LLC	(1,131,258)	12/08/25	(0.15)%	1D OBFR01	Monthly	(187,187)
WaVe Life Sciences Ltd.	UBS AG	(732,758)	04/21/28	0.00%	1D OBFR01	Monthly	(37,066)
Webster Financial Corp.	SG Americas Securities LLC	(3,144,324)	12/08/25	(0.15)%	1D OBFR01	Monthly	136,723
Welcia Holdings Co. Ltd.	Bank of America N.A.	(1,673,525)	02/15/28	(0.15)%	1D P TONA	Monthly	52,609
Welcia Holdings Co. Ltd.	Barclays Bank PLC	(3,033,469)	05/12/27	(0.15)%	1D P TONA	Monthly	93,672
Welcia Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(3,584,065)	01/06/27	(0.25)%	1D P TONA	Monthly	110,674
Welcia Holdings Co. Ltd.	SG Americas Securities LLC	(39,144)	12/08/25	(0.25)%	1D P TONA	Monthly	551
Werner Enterprises, Inc.	Barclays Bank PLC	(8,029,465)	12/23/25	(0.15)%	1D OBFR01	Monthly	203,278
WesBanco, Inc.	SG Americas Securities LLC	(210,979)	12/08/25	(0.15)%	1D OBFR01	Monthly	11,940
WESCO International, Inc.	BNP Paribas SA	(509,803)	04/16/26	(0.15)%	1D OBFR01	Monthly	18,273
West African Resources Ltd.	Barclays Bank PLC	(669,017)	05/12/27	(0.40)%	1D AONIA	Monthly	(127)
West Fraser Timber Co. Ltd.	BNP Paribas SA	(1,119,496)	04/16/26	(0.20)%	CABROVER	Monthly	55,598
West Fraser Timber Co. Ltd.	Goldman Sachs Bank USA	(838,564)	08/18/26	(0.15)%	1D CORRA	Monthly	41,646
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(23,590,329)	01/04/27	(0.20)%	CABROVER	Monthly	1,331,807
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	$ (12,789,170)	01/06/27	(0.20)%	CABROVER	Monthly	$ 749,503
West Fraser Timber Co. Ltd.	SG Americas Securities LLC	(894,796)	12/08/25	(0.20)%	CABROVER	Monthly	65,363
West Holdings Corp.	Bank of America N.A.	(436,913)	02/15/28	0.00%	1D P TONA	Monthly	17,351
West Holdings Corp.	Barclays Bank PLC	(6,196,500)	05/12/27	(0.20)%	1D P TONA	Monthly	(99,927)
West Holdings Corp.	Citibank N.A.	(2,029,477)	02/26/26	(0.25)%	1D P TONA	Monthly	49,262
West Japan Railway Co.	Bank of America N.A.	(513,643)	02/15/28	(0.15)%	1D P TONA	Monthly	(14,007)
West Japan Railway Co.	Barclays Bank PLC	(3,285,526)	05/12/27	(0.20)%	1D P TONA	Monthly	(92,752)
West Japan Railway Co.	Barclays Bank PLC	(7,989,172)	09/09/27	(0.20)%	1D P TONA	Monthly	(225,539)
Western Alliance Bancorp	Barclays Bank PLC	(8,101,781)	12/23/25	(0.15)%	1D OBFR01	Monthly	443,352
Western Digital Corp.	SG Americas Securities LLC	(21,528,353)	12/08/25	(0.15)%	1D OBFR01	Monthly	(4,675,574)
Westpac Banking Corp.	Barclays Bank PLC	(10,888,355)	05/12/27	(0.25)%	1D AONIA	Monthly	(315,302)
Westpac Banking Corp.	Barclays Bank PLC	(10,323,799)	09/09/27	(0.25)%	1D AONIA	Monthly	(298,954)
Westpac Banking Corp.	BNP Paribas SA	(4,329,695)	09/07/26	(0.25)%	1D AONIA	Monthly	24,926
Westpac Banking Corp.	BNP Paribas SA	(14,153,952)	03/22/27	(0.25)%	1D AONIA	Monthly	81,485
Westpac Banking Corp.	Morgan Stanley & Co. International PLC	(8,569,367)	01/06/27	(0.30)%	1D AONIA	Monthly	(248,149)
Westpac Banking Corp.	Morgan Stanley & Co. International PLC	(9,681,629)	01/07/27	(0.30)%	1D AONIA	Monthly	(280,358)
Westrock Coffee Co.	Bank of America N.A.	(51,816)	02/15/28	(1.52)%	1D OBFR01	Monthly	(5,613)
Westrock Coffee Co.	BNP Paribas SA	(862,728)	04/16/26	(1.08)%	1D OBFR01	Monthly	(93,462)
Westrock Coffee Co.	UBS AG	(29,808)	04/21/28	0.00%	1D OBFR01	Monthly	(3,229)
Westshore Terminals Investment Corp.	Bank of America N.A.	(364,374)	02/15/28	(0.20)%	CABROVER	Monthly	(2,340)
Westshore Terminals Investment Corp.	Goldman Sachs Bank USA	(1,593,215)	08/19/26	(0.20)%	1D CORRA	Monthly	(10,231)
Westshore Terminals Investment Corp.	Morgan Stanley & Co. International PLC	(8,228,372)	01/04/27	(0.20)%	CABROVER	Monthly	143,426
WH Smith PLC	SG Americas Securities LLC	(1,266,495)	12/08/25	(0.25)%	1D SONIA	Monthly	60,080
Wharf Holdings Ltd.	Bank of America N.A.	(81,503)	02/15/28	(0.30)%	HONIA	Monthly	1,783
Wharf Holdings Ltd.	Bank of America N.A.	(381,318)	02/15/28	(0.30)%	HONIA	Monthly	8,344
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(40,752)	08/19/26	(0.30)%	HONIA	Monthly	892
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(293,994)	08/19/26	(0.30)%	HONIA	Monthly	6,433
Wharf Holdings Ltd.	UBS AG	(911,089)	04/18/28	0.00%	HONIA	Monthly	19,936
Wharf Holdings Ltd.	UBS AG	(2,541,153)	09/03/29	0.00%	HONIA	Monthly	55,605
Wheaton Precious Metals Corp.	Morgan Stanley & Co. International PLC	(557,845)	01/06/27	(0.20)%	CABROVER	Monthly	9,115
Whirlpool Corp.	Barclays Bank PLC	(14,436,979)	12/23/25	(0.15)%	1D OBFR01	Monthly	2,016,271
Whirlpool Corp.	SG Americas Securities LLC	(1,662,105)	12/08/25	(0.15)%	1D OBFR01	Monthly	381,047
Whitbread PLC	Bank of America N.A.	(13,485,829)	02/15/28	(0.25)%	1D SONIA	Monthly	56,576
Whitbread PLC	Barclays Bank PLC	(17,417,631)	08/17/26	(0.25)%	1D SONIA	Monthly	892,377
Whitbread PLC	BNP Paribas SA	(8,927,104)	03/22/27	0.00%	1D SONIA	Monthly	64,024
White Mountains Insurance Group Ltd.	Barclays Bank PLC	(510,535)	12/23/25	(0.15)%	1D OBFR01	Monthly	1,012
White Mountains Insurance Group Ltd.	Goldman Sachs Bank USA	(4,475,603)	08/19/26	(0.15)%	1D FEDL01	Monthly	13,254
White Mountains Insurance Group Ltd.	UBS AG	(2,682,493)	04/21/28	0.00%	1D OBFR01	Monthly	7,944
Whitecap Resources, Inc.	Barclays Bank PLC	(1,417,735)	10/20/25	(0.20)%	CABROVER	Monthly	(57,838)
Whitecap Resources, Inc.	BNP Paribas SA	(3,433,408)	04/16/26	(0.20)%	CABROVER	Monthly	(280,496)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(24,569,755)	01/04/27	(0.20)%	CABROVER	Monthly	(1,002,348)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(16,979,497)	01/06/27	(0.20)%	CABROVER	Monthly	(640,160)
Wienerberger AG	Bank of America N.A.	(5,615,458)	02/15/28	(0.26)%	1D ESTR	Monthly	38,974
Williams-Sonoma, Inc.	SG Americas Securities LLC	(3,568,199)	12/08/25	(0.15)%	1D OBFR01	Monthly	(273,247)
Willis Lease Finance Corp.	Bank of America N.A.	(65,251)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,707)
Willis Lease Finance Corp.	BNP Paribas SA	(680)	04/16/26	(0.15)%	1D OBFR01	Monthly	(28)
Willis Lease Finance Corp.	UBS AG	(74,223)	04/21/28	0.00%	1D OBFR01	Monthly	(3,079)
Willis Towers Watson PLC	Barclays Bank PLC	(16,634,218)	12/23/25	(0.15)%	1D OBFR01	Monthly	(395,837)
Wilmar International Ltd.	Bank of America N.A.	(5,071,619)	02/15/28	(0.30)%	SORA	Monthly	19,355

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Wilmar International Ltd.	Barclays Bank PLC	$ (3,829,945)	02/22/27	(0.30)%	SORA	Monthly	$ 78,205
Wilmar International Ltd.	Barclays Bank PLC	(1,113,447)	09/09/27	(0.30)%	SORA	Monthly	22,736
Wilmar International Ltd.	BNP Paribas SA	(1,437,016)	09/07/26	(0.30)%	SORA	Monthly	12,233
Wilmar International Ltd.	BNP Paribas SA	(5,192,945)	03/22/27	(0.30)%	SORA	Monthly	19,818
Wilmar International Ltd.	Goldman Sachs Bank USA	(3,077,006)	08/19/26	(0.30)%	SORA	Monthly	11,743
Wilmar International Ltd.	SG Americas Securities LLC	(4,721,861)	12/08/25	(0.30)%	1D SIBOR	Monthly	2,083
Wilmar International Ltd.	SG Americas Securities LLC	(1,683,073)	12/08/25	(0.11)%	1D SIBOR	Monthly	720
Wingstop, Inc.	Morgan Stanley & Co. International PLC	(5,235,689)	01/06/27	(0.15)%	1D FEDL01	Monthly	(822,504)
Winpak Ltd.	Bank of America N.A.	(418,163)	02/15/28	(0.20)%	CABROVER	Monthly	41,825
Winpak Ltd.	BNP Paribas SA	(34,406)	05/18/26	(0.20)%	CABROVER	Monthly	3,441
Wintrust Financial Corp.	Bank of America N.A.	(266,105)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,832
Wintrust Financial Corp.	Barclays Bank PLC	(3,168,529)	12/23/25	(0.15)%	1D OBFR01	Monthly	167,526
WiseTech Global Ltd.	Barclays Bank PLC	(40,336,685)	05/12/27	(0.25)%	1D AONIA	Monthly	404,508
WiseTech Global Ltd.	Barclays Bank PLC	(32,314,617)	09/09/27	(0.25)%	1D AONIA	Monthly	326,899
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(1,703,669)	01/06/27	(0.30)%	1D AONIA	Monthly	17,087
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(9,869)	01/07/27	(0.30)%	1D AONIA	Monthly	99
Wolters Kluwer NV	UBS AG	(3,647,145)	04/18/28	0.00%	1D ESTR	Monthly	(19,887)
Woodside Energy Group Ltd.	BNP Paribas SA	(11,028,930)	09/07/26	(0.25)%	1D AONIA	Monthly	(783,160)
Woodside Energy Group Ltd.	BNP Paribas SA	(2,388,204)	03/22/27	(0.25)%	1D AONIA	Monthly	18,885
Woolworths Group Ltd.	Barclays Bank PLC	(17,190,661)	05/12/27	(0.25)%	1D AONIA	Monthly	(152,792)
Woolworths Group Ltd.	Barclays Bank PLC	(16,463,986)	09/09/27	(0.25)%	1D AONIA	Monthly	(147,024)
Workman Co. Ltd.	UBS AG	(135,430)	04/03/28	0.00%	1D P TONA	Monthly	(5,820)
Worthington Steel, Inc.	SG Americas Securities LLC	(2,509,552)	12/08/25	(0.15)%	1D OBFR01	Monthly	97,220
Worthington Steel, Inc.	UBS AG	(126,164)	04/21/28	0.00%	1D OBFR01	Monthly	4,389
WP Carey, Inc.	BNP Paribas SA	(14,195,965)	04/16/26	(0.15)%	1D OBFR01	Monthly	(505,272)
WPP PLC	Morgan Stanley & Co. International PLC	(2,577,686)	01/04/27	(0.25)%	1D SONIA	Monthly	99,375
WPP PLC	Morgan Stanley & Co. International PLC	(8,219,475)	01/27/27	(0.25)%	1D SONIA	Monthly	305,541
WPP PLC	SG Americas Securities LLC	(2,098,337)	12/08/25	(0.25)%	1D SONIA	Monthly	213,795
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	(11,638,389)	01/06/27	(0.15)%	1D FEDL01	Monthly	(142,630)
Xcel Energy, Inc.	BNP Paribas SA	(379,238)	04/16/26	(0.15)%	1D OBFR01	Monthly	(5,514)
Xometry, Inc., Class A	Goldman Sachs Bank USA	(1,423,516)	08/19/26	(0.15)%	1D FEDL01	Monthly	95,667
Xometry, Inc., Class A	SG Americas Securities LLC	(6,546,544)	12/08/25	(0.15)%	1D OBFR01	Monthly	434,672
Xometry, Inc., Class A	UBS AG	(422,523)	04/21/28	0.00%	1D OBFR01	Monthly	28,396
XPEL, Inc.	Bank of America N.A.	(866,576)	02/15/28	(0.15)%	1D OBFR01	Monthly	58,349
XPEL, Inc.	Barclays Bank PLC	(2,486,233)	12/23/25	(0.15)%	1D OBFR01	Monthly	96,496
XPEL, Inc.	BNP Paribas SA	(169,677)	04/16/26	(0.15)%	1D OBFR01	Monthly	11,425
XPEL, Inc.	Goldman Sachs Bank USA	(765,737)	08/19/26	(0.15)%	1D FEDL01	Monthly	51,559
XPEL, Inc.	UBS AG	(650,738)	04/21/28	0.00%	1D OBFR01	Monthly	43,816
Xponential Fitness, Inc., Class A	Bank of America N.A.	(1,581,017)	02/15/28	(0.15)%	1D OBFR01	Monthly	(53,117)
Xponential Fitness, Inc., Class A	BNP Paribas SA	(2,250,162)	04/16/26	(0.15)%	1D OBFR01	Monthly	(75,598)
Xvivo Perfusion AB	Barclays Bank PLC	(627,392)	01/18/27	(0.26)%	1D STIBOR	Monthly	41,367
Xvivo Perfusion AB	SG Americas Securities LLC	(2,589,025)	12/08/25	(0.26)%	1D STIBOR	Monthly	557,017
Xylem, Inc.	Bank of America N.A.	(1,699,623)	02/15/28	(0.15)%	1D OBFR01	Monthly	(102,776)
Xylem, Inc.	Morgan Stanley & Co. International PLC	(3,120,694)	01/06/27	(0.15)%	1D FEDL01	Monthly	(323,432)
Yakult Honsha Co. Ltd.	Bank of America N.A.	(72,804)	02/15/28	(0.15)%	1D P TONA	Monthly	5,236
Yakult Honsha Co. Ltd.	Bank of America N.A.	(26,001)	03/15/28	(0.25)%	1D P TONA	Monthly	1,870
Yakult Honsha Co. Ltd.	Barclays Bank PLC	(18,403,100)	05/12/27	(0.20)%	1D P TONA	Monthly	980,300
Yakult Honsha Co. Ltd.	Barclays Bank PLC	(21,587,425)	09/09/27	(0.20)%	1D P TONA	Monthly	1,080,644
Yakult Honsha Co. Ltd.	SG Americas Securities LLC	(462,409)	12/08/25	(0.25)%	1D P TONA	Monthly	40,916
Yakult Honsha Co. Ltd.	SG Americas Securities LLC	(398,872)	12/08/25	(0.25)%	1D P TONA	Monthly	35,294
Yamada Holdings Co. Ltd.	Bank of America N.A.	(1,493,948)	02/15/28	(0.15)%	1D P TONA	Monthly	(9,798)
Yamada Holdings Co. Ltd.	Barclays Bank PLC	(5,117,736)	05/12/27	(0.15)%	1D P TONA	Monthly	(63,085)
Yamada Holdings Co. Ltd.	Citibank N.A.	(1,352,922)	02/26/26	(0.15)%	1D P TONA	Monthly	3,392
Yamada Holdings Co. Ltd.	SG Americas Securities LLC	(652,360)	12/08/25	(0.12)%	1D P TONA	Monthly	5,634
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Yamaha Motor Co. Ltd.	Barclays Bank PLC	$ (7,621,757)	09/09/27	(0.15)%	1D P TONA	Monthly	$ (237,426)
Yamaha Motor Co. Ltd.	SG Americas Securities LLC	(2,150,453)	12/08/25	(0.25)%	1D P TONA	Monthly	(59,174)
Yamato Holdings Co. Ltd.	Barclays Bank PLC	(465,849)	05/12/27	(0.19)%	1D P TONA	Monthly	(61,911)
Yamato Holdings Co. Ltd.	Barclays Bank PLC	(702,957)	09/09/27	(0.19)%	1D P TONA	Monthly	(50,367)
Yamato Kogyo Co. Ltd.	Bank of America N.A.	(4,907,410)	02/15/28	0.00%	1D P TONA	Monthly	356,601
Yamato Kogyo Co. Ltd.	Barclays Bank PLC	(13,053,471)	05/12/27	(0.20)%	1D P TONA	Monthly	1,123,729
Yamazaki Baking Co. Ltd.	Bank of America N.A.	(641,393)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,613)
Yangzijiang Shipbuilding Holdings Ltd.	Bank of America N.A.	(2,483,417)	02/15/28	0.00%	SORA	Monthly	(196,482)
Yangzijiang Shipbuilding Holdings Ltd.	BNP Paribas SA	(192,850)	09/07/26	(0.30)%	SORA	Monthly	(15,258)
Yangzijiang Shipbuilding Holdings Ltd.	Morgan Stanley & Co. International PLC	(2,450,755)	01/07/27	(0.30)%	SORA	Monthly	(96,748)
Yellow Cake PLC	Bank of America N.A.	(890,275)	02/15/28	(0.25)%	1D SONIA	Monthly	25,252
Yellow Cake PLC	BNP Paribas SA	(3,373,028)	03/17/27	(0.25)%	1D SONIA	Monthly	95,675
Yellow Cake PLC	SG Americas Securities LLC	(2,906,425)	12/08/25	(0.25)%	1D SONIA	Monthly	6,849
Yellow Hat Ltd.	Barclays Bank PLC	(154,506)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,162)
Yodogawa Steel Works Ltd.	Bank of America N.A.	(785,570)	02/15/28	0.00%	1D P TONA	Monthly	(4,952)
Yodogawa Steel Works Ltd.	Barclays Bank PLC	(2,648,912)	05/12/27	(0.18)%	1D P TONA	Monthly	(48,254)
Yodogawa Steel Works Ltd.	Morgan Stanley & Co. International PLC	(430,902)	01/06/27	(0.25)%	1D P TONA	Monthly	(7,850)
Yodogawa Steel Works Ltd.	SG Americas Securities LLC	(882,193)	12/08/25	(0.25)%	1D P TONA	Monthly	(34,566)
Yodogawa Steel Works Ltd.	SG Americas Securities LLC	(5,416,290)	12/08/25	(0.14)%	1D OBFR01	Monthly	(707,938)
Yokogawa Electric Corp.	Bank of America N.A.	(2,636,279)	02/15/28	(0.15)%	1D P TONA	Monthly	(167,731)
Yokogawa Electric Corp.	Bank of America N.A.	(3,593,558)	03/15/28	(0.15)%	1D P TONA	Monthly	(228,637)
Yokogawa Electric Corp.	Barclays Bank PLC	(3,313,767)	05/12/27	(0.20)%	1D P TONA	Monthly	(209,903)
Yokogawa Electric Corp.	Barclays Bank PLC	(3,048,064)	09/09/27	(0.20)%	1D P TONA	Monthly	(193,072)
Yokogawa Electric Corp.	Citibank N.A.	(1,157,220)	02/26/26	(0.15)%	1D P TONA	Monthly	(68,867)
Yokogawa Electric Corp.	Citibank N.A.	(1,175,421)	02/26/26	(0.15)%	1D P TONA	Monthly	(18,682)
Yokohama Rubber Co. Ltd.	Citibank N.A.	(8,261,436)	02/26/26	(0.15)%	1D P TONA	Monthly	(13,061)
Yonex Co. Ltd.	Bank of America N.A.	(1,196,706)	02/15/28	0.00%	1D P TONA	Monthly	36,252
Yonex Co. Ltd.	Barclays Bank PLC	(1,856,718)	05/12/27	(0.15)%	1D P TONA	Monthly	14,913
Yonex Co. Ltd.	Morgan Stanley & Co. International PLC	(51,466)	01/06/27	(0.25)%	1D P TONA	Monthly	413
York Water Co.	Bank of America N.A.	(936,052)	02/15/28	(0.15)%	1D OBFR01	Monthly	27,374
York Water Co.	Goldman Sachs Bank USA	(329,453)	08/19/26	(0.15)%	1D FEDL01	Monthly	10,028
York Water Co.	SG Americas Securities LLC	(423,767)	12/08/25	(0.15)%	1D OBFR01	Monthly	22,792
York Water Co.	UBS AG	(559,221)	04/21/28	0.00%	1D OBFR01	Monthly	4,495
YouGov PLC	SG Americas Securities LLC	(1,092,683)	12/08/25	(0.25)%	1D SONIA	Monthly	29,839
YouGov PLC	UBS AG	(548,529)	04/24/28	0.00%	1D SONIA	Monthly	16,402
Ypsomed Holding AG, Registered Shares	Barclays Bank PLC	(3,152,201)	12/10/26	(0.26)%	SSARON	Monthly	262,320
Ypsomed Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(2,318,586)	01/04/27	(0.26)%	SSARON	Monthly	193,279
Ypsomed Holding AG, Registered Shares	SG Americas Securities LLC	(3,605,186)	12/08/25	(0.26)%	SSARON	Monthly	249,766
Zalando SE	UBS AG	(13,142,817)	04/18/28	0.00%	1D ESTR	Monthly	898,392
Zalando SE	UBS AG	(6,288,187)	09/03/29	0.00%	1D ESTR	Monthly	422,346
Zealand Pharma A/S	Bank of America N.A.	(2,303,936)	02/15/28	(0.26)%	1W CIBOR	Monthly	164,525
Zealand Pharma A/S	Barclays Bank PLC	(1,286,037)	05/11/26	(0.26)%	DESTR	Monthly	50,486
Zenkoku Hosho Co. Ltd.	Barclays Bank PLC	(613,866)	05/12/27	(0.15)%	1D P TONA	Monthly	(15,521)
Zensho Holdings Co. Ltd.	Bank of America N.A.	(1,414,304)	02/15/28	0.00%	1D P TONA	Monthly	(11,791)
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(14,162,693)	05/12/27	(0.20)%	1D P TONA	Monthly	(229,817)
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(10,975,025)	09/09/27	(0.20)%	1D P TONA	Monthly	(133,782)
Zensho Holdings Co. Ltd.	Goldman Sachs Bank USA	(140,908)	08/19/26	(0.25)%	1D P TONA	Monthly	(1,175)
Zensho Holdings Co. Ltd.	SG Americas Securities LLC	(696,058)	12/08/25	(0.25)%	1D P TONA	Monthly	27,740
Zensho Holdings Co. Ltd.	SG Americas Securities LLC	(723,462)	12/08/25	(0.25)%	1D P TONA	Monthly	28,832
Zevra Therapeutics, Inc.	UBS AG	(199,053)	04/21/28	0.00%	1D OBFR01	Monthly	2,029
Ziff Davis, Inc.	Bank of America N.A.	(134,776)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,018
Zillow Group, Inc., Class C	SG Americas Securities LLC	(6,893,236)	12/08/25	(0.15)%	1D OBFR01	Monthly	(657,809)

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Zuken, Inc.	Barclays Bank PLC	$ (11,451)	05/12/27	(0.15)%	1D P TONA	Monthly	$ (88)
Zuken, Inc.	Citibank N.A.	(194,080)	02/26/26	(0.25)%	1D P TONA	Monthly	1,777
Total short positions of equity swaps							5,045,849
Total long and short positions of equity swaps							2,618,360
Net dividends and financing fees							(7,174,415)
Total equity swap contracts including dividends and financing fees							$ (4,556,055)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 141,317,325	$ —	$ —	$ 141,317,325
Preferred Securities
Preferred Stocks	—	—	2,497,014	2,497,014
U.S. Treasury Obligations	—	165,115,607	—	165,115,607
Short-Term Securities
Money Market Funds	4,370,994	—	—	4,370,994
U.S. Government Sponsored Agency Securities	—	32,140,000	—	32,140,000
U.S. Treasury Obligations	—	5,604,471,572	—	5,604,471,572
Options Purchased
Equity Contracts	6,003,430	—	—	6,003,430
	$ 151,691,749	$ 5,801,727,179	$ 2,497,014	$ 5,955,915,942
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 17,634,044	$ 763,799,855	$ —	$ 781,433,899
Foreign Currency Exchange Contracts	—	4,898,136	—	4,898,136
Interest Rate Contracts	746,486	—	—	746,486
Liabilities
Equity Contracts	(4,735,523)	(769,627,581)	—	(774,363,104)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Foreign Currency Exchange Contracts	$ —	$ (4,656,997)	$ —	$ (4,656,997)
Interest Rate Contracts	(3,581)	—	—	(3,581)
	$ 13,641,426	$ (5,586,587)	$ —	$ 8,054,839

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D HIBOR	HKD - 1D Overnight Hong Kong Interbank Offer rate
1D NZOCO	NZD - 1D New Zealand Official Overnight Deposit Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D SIBOR	SGD - 1D Overnight Singapore Assoc of Banks Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1D TONA	JPY - 1D Overnight Tokyo Average Rate
1M BBR	NZD - 1M New Zealand Bank Bill Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual Assurance Co.
BBR	Bank Bill Rate
CABROVER	Bank of Canada Overnight Rate Target
CDI	CREST Depository Interest
CIBOR	Copenhagen Interbank Offered Rate
CORRA	Overnight Bank of Canada Repo Rate
Portfolio Abbreviation (continued)
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
DESTR	DKK - Denmark Short-Term Rate
DETNT/N	DKK - Danish Tom/Next Reference Rate
ESTR	Euro Short Term Rate
FTSE	Financial Times Stock Exchange
HIBOR	Hong Kong Interbank Offered Rate
HONIA	HKD - Overnight Index Average
MSCI	Morgan Stanley Capital International
NOWA	NOK - Norwegian Overnight Weighted Average
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STIBOR	Stockholm Interbank Offered Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
UT	Unlimited Tax